    As filed with the Securities and Exchange Commission on April 24, 2012



                                                             File Nos. 333-50540

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 32                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 239                             [x]



                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                      MetLife Investors Insurance Company

                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                            Stephen E. Roth, Esquire


                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415


                                 (202) 383-0158


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on April 30, 2012 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA






                                                                  APRIL 30, 2012




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 63 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below.







MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):


     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio


     JPMorgan Global Active Allocation Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*


     MetLife Balanced Plus Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)


     Pyramis (Reg. TM) Government Income Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio


     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND:


     Barclays Capital Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)


     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

         (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio)


     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 90 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2012

TABLE OF CONTENTS

                                        PAGE



INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
     Market Timing...................... 18
2. PURCHASE............................. 19
     Purchase Payments.................. 19
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 20
     Investment Allocation Restrictions
       for Certain Riders............... 21
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 24
     Description of the MetLife Asset
       Allocation Program............... 27
     Description of the American Funds
       (Reg. TM) Asset Allocation
       Portfolios....................... 28
     Description of the Met/Franklin
       Templeton Founding Strategy
       Portfolio........................ 28
     Description of the SSgA ETF
       Portfolios....................... 28
     Transfers.......................... 29
     Dollar Cost Averaging Programs..... 32
     Three Month Market Entry Program... 33
     Automatic Rebalancing Program...... 33
     Voting Rights...................... 34
     Substitution of Investment Options. 34
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 36
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 37
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 39
     Withdrawal Charge.................. 39
     Reduction or Elimination of the
       Withdrawal Charge................ 40
     Premium and Other Taxes............ 41
     Transfer Fee....................... 41
     Income Taxes....................... 41
     Investment Portfolio Expenses...... 41
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 41
     Annuity Date....................... 41
     Annuity Payments................... 42
     Annuity Options.................... 42


     Variable Annuity Payments.......... 44
     Fixed Annuity Payments............. 44
6. ACCESS TO YOUR MONEY................. 44
     Systematic Withdrawal Program...... 45
     Suspension of Payments or
       Transfers........................ 46
7. LIVING BENEFITS...................... 46
     Overview of Living Benefit Riders.. 46
     Guaranteed Income Benefits......... 47
     Description of GMIB Plus II........ 48
     Description of GMIB Plus I......... 53
     Description of GMIB II............. 55
     Description of GMIB I.............. 56
     Guaranteed Withdrawal Benefits..... 56
     Description of the Lifetime
       Withdrawal Guarantee II.......... 58
     Description of the Lifetime
       Withdrawal Guarantee I........... 63
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 65
     Description of the Guaranteed
       Withdrawal Benefit I............. 68
     Guaranteed Minimum Accumulation
       Benefit.......................... 69
8. PERFORMANCE.......................... 71
9. DEATH BENEFIT........................ 72
     Upon Your Death.................... 72
     Standard Death Benefit - Principal
       Protection....................... 72
     Optional Death Benefit - Annual
       Step-Up.......................... 73
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 73
     Optional Death Benefit -
       Compounded-Plus.................. 76
     Additional Death Benefit -
       Earnings Preservation Benefit.... 76
     General Death Benefit Provisions... 77
     Spousal Continuation............... 78
     Death of the Annuitant............. 78
     Controlled Payout.................. 78
10. FEDERAL INCOME TAX STATUS........... 79
     Taxation of Non-Qualified
       Contracts........................ 79
     Taxation of Qualified Contracts.... 81
     Puerto Rico Tax Considerations..... 84
     Tax Benefits Related to the Assets
       of the Separate Account.......... 84
     Possible Tax Law Changes........... 84
11. OTHER INFORMATION................... 85
     MetLife Investors.................. 85
     The Separate Account............... 85
     Distributor........................ 86
     Selling Firms...................... 86
     Requests and Elections............. 88
     Ownership.......................... 89

     Legal Proceedings..................  89
     Financial Statements...............  90
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION................  90
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 59 and 65
Annuitant................................................................ 89
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Units............................................................ 42
Beneficiary.............................................................. 89
Benefit Base............................................................. 65
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 73
Fixed Account............................................................ 18
Good Order............................................................... 88
Guaranteed Accumulation Amount........................................... 69
Guaranteed Withdrawal Amount............................................. 66
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 48
Income Phase............................................................. 18
Investment Portfolios.................................................... 24
Joint Owners............................................................. 89
Non-Qualified Contract................................................... 79
Owner.................................................................... 89
Purchase Payment......................................................... 19
Qualified Contract....................................................... 79
Remaining Guaranteed Withdrawal Amount................................... 58
Separate Account......................................................... 85
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496



ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.




--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)


--------------------------------------------------------------------------------




















Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")




      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)


(as a percentage of average Account Value in the Separate Account)





Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(Note 3)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 4)



--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)




GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II -  maximum charge         1.50%
  GMIB Plus II -  current charge         1.00%

  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%


   -----------------------------------------------------------------------------





Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit -  current charge

  Guaranteed Withdrawal Benefit -        0.95%
  maximum charge
  Guaranteed Withdrawal Benefit -        0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I -  maximum    1.50%
  charge
  Enhanced Death Benefit I (issue age    0.75%
  69 or younger) -  current charge
  Enhanced Death Benefit I (issue age    0.95%
  70-75) -  current charge


   -----------------------------------------------------------------------------





Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.34%
(expenses that are deducted from
Investment Portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.







                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.64%        0.25%          0.12%      0.02%      1.03%       0.00%         1.03%
  Allocation Portfolio
 American Funds (Reg. TM) Bond Portfolio   0.00%        0.55%          0.04%      0.36%      0.95%          -          0.95%
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.34%      0.91%          -          0.91%
  Portfolio
 American Funds (Reg. TM) International    0.00%        0.55%          0.06%      0.56%      1.17%          -          1.17%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.63%        0.25%          0.30%      0.08%      1.26%       0.00%         1.26%
 BlackRock Global Tactical Strategies      0.68%        0.25%          0.03%      0.16%      1.12%       0.00%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.06%      0.00%      0.92%          -          0.92%
 Goldman Sachs Mid Cap Value Portfolio     0.72%        0.25%          0.04%      0.00%      1.01%          -          1.01%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.08%      0.00%      1.10%       0.02%         1.08%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.15%      0.10%      1.16%       0.00%         1.16%
  Portfolio
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.03%      0.00%      1.13%       0.02%         1.11%
 Janus Forty Portfolio                     0.63%        0.25%          0.03%      0.00%      0.91%       0.01%         0.90%
 JPMorgan Global Active Allocation         0.78%        0.25%          0.11%      0.00%      1.14%       0.00%         1.14%
  Portfolio
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%          -          1.00%
 Legg Mason ClearBridge Aggressive         0.62%        0.25%          0.03%      0.00%      0.90%          -          0.90%
  Growth Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.10%      0.00%      1.05%          -          1.05%
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.04%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.06%      0.00%      0.98%       0.02%         0.96%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.09%      0.00%      0.84%       0.03%         0.81%
 Portfolio
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.07%      0.00%      1.12%       0.00%         1.12%
 Met/Templeton International Bond          0.60%        0.25%          0.14%      0.00%      0.99%          -          0.99%
  Portfolio
 MetLife Balanced Plus Portfolio           0.27%        0.25%          0.02%      0.46%      1.00%       0.00%         1.00%
 MFS (Reg. TM) Emerging Markets Equity     0.92%        0.25%          0.17%      0.00%      1.34%          -          1.34%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.09%      0.00%      1.02%       0.06%         0.96%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%          -          0.76%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Pioneer Strategic Income Portfolio        0.58%        0.15%          0.06%      0.00%      0.79%          -          0.79%
 Pyramis (Reg. TM) Government Income       0.46%        0.25%          0.13%      0.00%      0.84%       0.00%         0.84%
  Portfolio
 Rainier Large Cap Equity Portfolio        0.66%        0.25%          0.03%      0.00%      0.94%       0.01%         0.93%
 RCM Technology Portfolio                  0.88%        0.25%          0.07%      0.00%      1.20%          -          1.20%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 Schroders Global Multi-Asset Portfolio    0.66%        0.25%          0.12%      0.00%      1.03%       0.00%         1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%
 Turner Mid Cap Growth Portfolio           0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.01%         0.85%
 METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
  Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                 0.62%        0.25%          0.02%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -          1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.21%      0.00%      1.27%       0.01%         1.26%
  Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%         0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.01%      0.62%       0.00%         0.62%
 Van Eck Global Natural Resources          0.78%        0.25%          0.04%      0.02%      1.09%          -          1.09%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio      0.06%        0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio       0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Balanced Strategy Portfolio       0.05%        0.25%          0.01%      0.67%      0.98%          -          0.98%
 MetLife Growth Strategy Portfolio         0.06%        0.25%          0.00%      0.76%      1.07%          -          1.07%
 MetLife Aggressive Strategy Portfolio     0.09%        0.25%          0.01%      0.75%      1.10%       0.00%         1.10%
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.36%      0.98%          -          0.98%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.01%      0.37%      0.99%          -          0.99%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.07%        0.55%          0.01%      0.39%      1.02%          -          1.02%
  Allocation Portfolio
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.01%      0.83%      1.14%       0.01%         1.13%
  Strategy Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio      0.31%        0.25%          0.01%      0.21%      0.78%          -          0.78%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.03%      0.24%      0.84%          -          0.84%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2011.


Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,333      (a)$2,475      (a)$3,647      (a)$6,896
    minimum       (b)$1,251      (b)$2,234      (b)$3,251      (b)$6,149


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$633      (a)$1,935      (a)$3,287      (a)$6,896
    minimum       (b)$551      (b)$1,694      (b)$2,891      (b)$6,149


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$993      (a)$1,436      (a)$1,882      (a)$3,192
    minimum       (b)$911      (b)$1,186      (b)$1,456      (b)$2,294


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$293      (a)$896     (a)$1,522      (a)$3,192
    minimum       (b)$211      (b)$646     (b)$1,096      (b)$2,294



The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING



We have policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Investment Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular Investment Portfolios made by Owners within given periods of time and/or investigating transfer activity identified by the Investment Portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional Purchase Payments.


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.




o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or an additional Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o You can make additional Purchase Payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.



o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or Purchase Payment and to limit future Purchase Payments.



TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS



When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for Certain Riders" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:



(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF Portfolio.



OR


(B) You must allocate:



o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     American Funds (Reg. TM) Bond Portfolio

     Barclays Capital Aggregate Bond Index Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Pyramis (Reg. TM) Government Income Portfolio


     Western Asset Management U.S. Government Portfolio


Platform 2
----------



     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio

     American Funds (Reg. TM) International Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Janus Forty Portfolio

     Jennison Growth Portfolio


     JPMorgan Global Active Allocation Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


     MetLife Balanced Plus Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio


     MSCI EAFE (Reg. TM) Index Portfolio


     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio

     Rainier Large Cap Equity Portfolio


     Schroders Global Multi-Asset Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------


     Goldman Sachs Mid Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     MetLife Mid Cap Stock Index Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Eck Global Natural Resources Portfolio



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.



The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:




1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and



2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.



The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).



EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.



ACCOUNT VALUE



ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.



REPLACEMENT OF CONTRACTS



EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 62 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:

METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the Investment Portfolios of the Met Investors Series Trust or the Metropolitan Series Fund (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each Investment Portfolio's 12b-1 Plan is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio



     JPMorgan Global Active Allocation Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*


     MetLife Balanced Plus Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)


     Pyramis (Reg. TM) Government Income Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio


     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     Barclays Capital Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)


     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

         (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio)


     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio


     SSgA Growth ETF Portfolio



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other Investment Portfolios of Met Investors Series Trust or Metropolitan Series Fund (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS


The following three American Funds (Reg. TM) Asset Allocation Portfolios (Class
C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds (Reg. TM) Asset Allocation Portfolios.


AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.



o  Your request for transfer must clearly state how much the transfer is for.



o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).




o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."

o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following Business Day.



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds (Reg. TM) International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity,

MFS (Reg. TM) Research International, MSCI EAFE (Reg. TM) Index, Pioneer Strategic Income, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the underlying Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Portfolios and there are no arrangements in place to permit any contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the market timing policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



DOLLAR COST AVERAGING PROGRAMS



We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.



The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB

Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.



THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic

Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.



An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.




EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:





      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %




*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.

For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Optional Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then




3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0


For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.



NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital

Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES



We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.



TRANSFER FEE



We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES



We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



INVESTMENT PORTFOLIO EXPENSES



There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.





5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month following the Annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state.



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

ANNUITY PAYMENTS



You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or



o  a combination of both.



If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:




1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,



2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and



3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.



ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an Annuity Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.




In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.

Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:



o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:



o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")



o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)



We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.





7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:



Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)



Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.



Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)



The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.



Guaranteed Asset Accumulation Benefit
-------------------------------------



On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.



GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on and before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:

o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.



GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II



In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or




         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)



In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:



(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;



(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and



(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:




(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and




(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED

PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:




(1)    Life annuity with 5 years of Annuity Payments guaranteed.




(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus II rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).



Alternatively, if:



o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.



TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;



    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);




    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);




    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;




    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



    f)    The effective date of the Guaranteed Principal Option; or



    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.



For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------



(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.



(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.



(See Appendix D for examples illustrating the operation of the GMIB Plus II.)



DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:



(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.




(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.

(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.



(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.



(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:




    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio




    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio




    (e)    the AQR Global Risk Balanced Portfolio


    (f)    the BlackRock Global Tactical Strategies Portfolio


    (g)    the BlackRock Money Market Portfolio


    (h)    the Invesco Balanced-Risk Allocation Portfolio


    (i)    the JPMorgan Global Active Allocation Portfolio


    (j)    the MetLife Balanced Plus Portfolio


    (k)    the MetLife Balanced Strategy Portfolio


    (l)    the MetLife Defensive Strategy Portfolio


    (m)    the MetLife Growth Strategy Portfolio


    (n)    the MetLife Moderate Strategy Portfolio


    (o)    the Met/Franklin Templeton Founding Strategy Portfolio


    (p)    the Pyramis (Reg. TM) Government Income Portfolio


    (q)    the Schroders Global Multi-Asset Portfolio


    (r)    the SSgA Growth and Income ETF Portfolio


    (s)    the SSgA Growth ETF Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.



For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.



DESCRIPTION OF GMIB II



In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:



(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.



(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of

    Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.



(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix D for examples illustrating the operation of GMIB II.)



DESCRIPTION OF GMIB I



In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:



(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:



    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;



    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.



(2) The following replaces termination provision d), above:



     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.




(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time.

Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS



MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")




IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.



If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.



(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the

Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your

     Account Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.

You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which
may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:




(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);




(2) the date all of the Account Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);




(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;




(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



(6)    the effective date of the cancellation of the rider;



(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I



The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.



RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:




    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio




    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio




    (e)    the AQR Global Risk Balanced Portfolio


    (f)    the BlackRock Global Tactical Strategies Portfolio


    (g)    the BlackRock Money Market Portfolio


    (h)    the Invesco Balanced-Risk Allocation Portfolio


    (i)    the JPMorgan Global Active Allocation Portfolio


    (j)    the MetLife Balanced Plus Portfolio


    (k)    the MetLife Balanced Strategy Portfolio


    (l)    the MetLife Defensive Strategy Portfolio


    (m)    the MetLife Growth Strategy Portfolio

    (n)    the MetLife Moderate Strategy Portfolio


    (o)    the Met/Franklin Templeton Founding Strategy Portfolio


    (p)    the Pyramis (Reg. TM) Government Income Portfolio


    (q)    the Schroders Global Multi-Asset Portfolio


    (r)    the SSgA Growth and Income ETF Portfolio


    (s)    the SSgA Growth ETF Portfolio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:



o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.



(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.



An Optional Reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and



o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.



You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).



We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.



In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.



CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:



(1)    the date you make a full withdrawal of your Account Value;




(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);




(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;




(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);



(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions;

(2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.



GUARANTEED MINIMUM ACCUMULATION BENEFIT



The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your Purchase Payments and all of your Account Value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of Purchase Payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of Purchase Payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options - Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the

Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



     EXAMPLE:



   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).



The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.



     EXAMPLE:



   Assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.



Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.





8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:



(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP



You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or



(3)    the highest anniversary value, as defined below.



On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.



When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or



2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.



You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:




a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;




c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);




d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);




e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);



f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


(See Appendix F for examples of the Enhanced Death Benefit I.)



OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS



In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:




         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the

"benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and



(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:



(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.





                          Benefit
   Issue Age             Percentage
----------------------
   Ages 69 or younger       40%
   Ages 70-79               25%
   Ages 80 and above         0%



If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).



GENERAL DEATH BENEFIT PROVISIONS



The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or

Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS



NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.



The following discussion generally applies to Non-Qualified Contracts owned by natural persons.



WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.




The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;



o  made on or after the death of an Owner;



o  attributable to the taxpayer's becoming disabled;



o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or



o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.


Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.



TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.



WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.



FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT



We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Bond Portfolio, the American Funds (Reg. TM) Growth Portfolio, the American Funds (Reg. TM) International Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and Purchase Payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales or Account Values of our variable insurance contracts. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2011, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP



OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.



These rights include the right to:



o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).



o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008575          7.016504         1,489,655.7097
  01/01/2009    to  12/31/2009        7.016504          8.956971         3,822,164.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506         3,829,051.8587
  01/01/2011    to  12/31/2011        9.916506          9.580447         3,742,922.6309
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038574          8.958531           102,715.0448
  01/01/2009    to  12/31/2009        8.958531          9.914745           237,540.3800
  01/01/2010    to  12/31/2010        9.914745         10.383763           241,178.5414
  01/01/2011    to  12/31/2011       10.383763         10.843343           232,725.6033
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998575          6.364205         1,986,210.6664
  01/01/2009    to  12/31/2009        6.364205          8.420381         4,395,530.4500
  01/01/2010    to  12/31/2010        8.420381          9.432345         4,712,662.7847
  01/01/2011    to  12/31/2011        9.432345          8.870103         4,408,752.1101
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988576          5.763664           266,254.6293
  01/01/2009    to  12/31/2009        5.763664          7.901709         1,118,936.3200
  01/01/2010    to  12/31/2010        7.901709          9.229087           681,950.4277
  01/01/2011    to  12/31/2011        9.229087          8.690929           642,255.2879
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088572          6.059120           130,383.0723
  01/01/2009    to  12/31/2009        6.059120          8.526167           288,323.3200
  01/01/2010    to  12/31/2010        8.526167          8.996195           320,177.4014
  01/01/2011    to  12/31/2011        8.996195          7.611678           319,026.9482
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018575          7.690677         632,896.8899
  01/01/2009    to  12/31/2009        7.690677          9.367447       1,776,531.4000
  01/01/2010    to  12/31/2010        9.367447         10.162530       1,889,511.8604
  01/01/2011    to  12/31/2011       10.162530         10.050728       1,908,835.0320
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.010615         12.733893           4,644.3595
  01/01/2009    to  12/31/2009       12.733893         18.432949         126,101.1000
  01/01/2010    to  12/31/2010       18.432949         21.064711         153,932.7576
  01/01/2011    to  12/31/2011       21.064711         21.280670          75,345.9362
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         12.842253          65,680.1666
  01/01/2005    to  12/31/2005       12.842253         14.361086         221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665         213,770.9582
  01/01/2007    to  12/31/2007       19.503665         16.361582         145,227.6772
  01/01/2008    to  12/31/2008       16.361582          9.419490         154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414         160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371         156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587         164,363.9824
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.979835          82,643.9004
  01/01/2005    to  12/31/2005       11.979835         13.308023         109,134.2575
  01/01/2006    to  12/31/2006       13.308023         15.197948         107,157.0510
  01/01/2007    to  12/31/2007       15.197948         15.465093          99,419.1581
  01/01/2008    to  12/31/2008       15.465093          9.757880          91,362.8861
  01/01/2009    to  12/31/2009        9.757880         12.743199          83,013.9100
  01/01/2010    to  12/31/2010       12.743199         15.626784          65,999.7393
  01/01/2011    to  12/31/2011       15.626784         14.454596          68,293.2644
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.763336         140,155.1290
  01/01/2004    to  12/31/2004       11.763336         13.994100         282,617.7601
  01/01/2005    to  12/31/2005       13.994100         15.780483         254,300.0924
  01/01/2006    to  12/31/2006       15.780483         20.071036         254,524.7291
  01/01/2007    to  12/31/2007       20.071036         19.588813         238,219.6437
  01/01/2008    to  12/31/2008       19.588813         11.429986         247,935.4415
  01/01/2009    to  12/31/2009       11.429986         17.494711         246,404.8500
  01/01/2010    to  12/31/2010       17.494711         20.104387         221,872.1784
  01/01/2011    to  12/31/2011       20.104387         17.016156         189,393.9760
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.610242         102,491.7650
  01/01/2004    to  12/31/2004       11.610242         12.197049         181,197.2843
  01/01/2005    to  12/31/2005       12.197049         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069         312,799.3200
  01/01/2010    to  12/31/2010       12.867069         16.026464         169,552.9197
  01/01/2011    to  12/31/2011       16.026464         15.648867         116,546.6526
============   ==== ==========      ==========        ==========         ============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      155.513964        160.035224             328.4195
  01/01/2011    to  12/31/2011      160.035224        146.053290             309.5836
============   ==== ==========      ==========        ==========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         12.034528          97,168.7707
  01/01/2004    to  12/31/2004       12.034528         13.589483         103,025.3216
  01/01/2005    to  12/31/2005       13.589483         14.495473         109,173.9178
  01/01/2006    to  12/31/2006       14.495473         16.408565         111,697.0879
  01/01/2007    to  12/31/2007       16.408565         15.756529         131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726         153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774         152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433         142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795         126,179.1685
============   ==== ==========      ==========        ==========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.717278         217,140.6072
  01/01/2004    to  12/31/2004        6.717278          7.189929         318,525.9078
  01/01/2005    to  12/31/2005        7.189929          8.060860         250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713         232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126         226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779         205,007.5443
  01/01/2009    to  12/31/2009        4.747779          6.231197         210,303.4700
  01/01/2010    to  12/31/2010        6.231197          7.613826         203,319.1014
  01/01/2011    to  12/31/2011        7.613826          7.759761         182,272.4032
============   ==== ==========      ==========        ==========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247456         10.627269             0.0000
  01/01/2006    to  12/31/2006       10.627269         11.180916        20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877        22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552        31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860        52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722        88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968             0.0000
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.346428             0.0000
  01/01/2007    to  12/31/2007       10.346428         13.056584         4,649.3586
  01/01/2008    to  12/31/2008       13.056584          7.827887        45,409.4605
  01/01/2009    to  12/31/2009        7.827887         10.880671        58,121.0600
  01/01/2010    to  12/31/2010       10.880671         13.104428       326,600.9991
  01/01/2011    to  12/31/2011       13.104428         12.743706        65,011.6613
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.114631       174,836.8741
  01/01/2004    to  12/31/2004       16.114631         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434       587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741       519,164.0967
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.455881         16.783283       498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355       484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885       457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934       413,436.2833
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998219         10.229633        10,912.5312
  01/01/2011    to  12/31/2011       10.229633         10.300527        68,414.7160
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          6.604697        70,591.0452
  01/01/2009    to  12/31/2009        6.604697          8.141697       370,610.8500
  01/01/2010    to  12/31/2010        8.141697          8.922471       652,603.8249
  01/01/2011    to  12/31/2011        8.922471          8.759302       764,814.1768
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          7.038489         417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219       1,251,328.9000
  01/01/2010    to  12/31/2010        8.931219          9.701527       1,364,370.0984
  01/01/2011    to  12/31/2011        9.701527          9.407894       1,357,682.8017
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.727655          34,265.7492
  01/01/2004    to  11/19/2004        7.727655          7.945595          51,635.2834
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998575         10.904481           8,194.6400
  01/01/2010    to  12/31/2010       10.904481         12.221348          27,541.0194
  01/01/2011    to  12/31/2011       12.221348         12.023913          30,025.0902
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.485576           2,835.6493
  01/01/2007    to  12/31/2007       10.485576         14.139404          11,313.7846
  01/01/2008    to  12/31/2008       14.139404          6.206168         212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730         500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893         734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634         357,684.4013
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.497588          82,477.5512
  01/01/2004    to  12/31/2004        9.497588         11.208267         444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221         432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173         453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600         418,305.5153
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.969640         352,547.3249
  01/01/2004    to  12/31/2004        7.969640          8.370190         492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780         442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075         394,919.7415
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.442908         233,720.3985
  01/01/2004    to  12/31/2004       10.442908         11.236502         353,686.1928
  01/01/2005    to  12/31/2005       11.236502         11.245632         254,164.6757
  01/01/2006    to  12/31/2006       11.245632         11.143728         256,083.2801
  01/01/2007    to  12/31/2007       11.143728         12.186705         236,762.8367
  01/01/2008    to  12/31/2008       12.186705         11.200179         236,684.3964
  01/01/2009    to  12/31/2009       11.200179         13.050909         354,047.1100
  01/01/2010    to  12/31/2010       13.050909         13.882186         468,983.9171
  01/01/2011    to  12/31/2011       13.882186         15.230028         498,093.5271
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.687477         239,224.2539
  01/01/2004    to  12/31/2004       11.687477         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947       2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768       4,369,826.5175
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.603770         16.688680          76,202.9300
  01/01/2010    to  12/31/2010       16.688680         19.097595          65,073.8798
  01/01/2011    to  12/31/2011       19.097595         17.932990          55,534.2858
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       24.171167         25.405794             446.2357
  01/01/2011    to  12/31/2011       25.405794         25.945508          10,849.3749
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565877          9.985542               0.0000
  01/01/2008    to  12/31/2008        9.985542          5.735714           5,788.3869
  01/01/2009    to  12/31/2009        5.735714          6.978023          12,679.3500
  01/01/2010    to  12/31/2010        6.978023          7.947595       1,115,559.7319
  01/01/2011    to  12/31/2011        7.947595          7.543923          31,483.4344
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.602892           41,536.8386
  01/01/2004    to  12/31/2004        4.602892          4.347370          132,215.9100
  01/01/2005    to  12/31/2005        4.347370          4.764097           90,973.8832
  01/01/2006    to  12/31/2006        4.764097          4.954155           92,431.7187
  01/01/2007    to  12/31/2007        4.954155          6.431316           85,797.7021
  01/01/2008    to  12/31/2008        6.431316          3.526189           84,001.8777
  01/01/2009    to  12/31/2009        3.526189          5.533372          110,255.3900
  01/01/2010    to  12/31/2010        5.533372          6.974360           95,815.1551
  01/01/2011    to  12/31/2011        6.974360          6.203232           77,236.9680
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.431507          8.599158        2,787,693.6433
  01/01/2009    to  12/31/2009        8.599158         10.600545        3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313        3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944        3,262,408.5909
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.806825          7.883723        1,040,729.3647
  01/01/2009    to  12/31/2009        7.883723         10.046366        1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254        1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,205,631.5408
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.555426         43.114082          105,089.3259
  01/01/2004    to  12/31/2004       43.114082         47.937816          319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372          506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355          514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221          457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630          428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476          429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240          411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866          360,610.0337
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.128422         205,195.9994
  01/01/2004    to  12/31/2004        6.128422          7.127233         469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495       1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316       1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864         619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734         633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729         984,254.2900
  01/01/2010    to  12/31/2010        8.379729         10.561395         937,799.2986
  01/01/2011    to  12/31/2011       10.561395         10.253499         556,215.8988
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.488494         157,715.4306
  01/01/2004    to  12/31/2004       11.488494         14.345408         239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670         253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897         246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789         269,550.6500
  01/01/2010    to  12/31/2010       15.112789         17.885935         440,161.9995
  01/01/2011    to  12/31/2011       17.885935         16.069084         207,475.3833
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.122514          66,323.9097
  01/01/2005    to  12/31/2005       11.122514         12.226213          44,462.4804
  01/01/2006    to  12/31/2006       12.226213         12.801545          46,370.7652
  01/01/2007    to  12/31/2007       12.801545         15.686606          42,540.5936
  01/01/2008    to  12/31/2008       15.686606          8.005137          50,547.2214
  01/01/2009    to  12/31/2009        8.005137         11.628611          57,550.6000
  01/01/2010    to  12/31/2010       11.628611         14.596416          60,121.0792
  01/01/2011    to  12/31/2011       14.596416         13.332640          33,122.7674
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646         694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573         660,317.2294
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.569022         15.090255            3,015.0700
  01/01/2010    to  12/31/2010       15.090255         15.737050            9,840.3362
  01/01/2011    to  12/31/2011       15.737050         16.645052           10,146.9500
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221          517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141        1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453        1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952          791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629          722,672.9733
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.032199           66,830.7497
  01/01/2004    to  12/31/2004       10.032199          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.781850          242,775.3304
  01/01/2004    to  12/31/2004       10.781850         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618        1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793        1,170,765.0988
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.762009          156,031.8871
  01/01/2004    to  12/31/2004        9.762009         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795          442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247          411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458          355,159.3390
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.989331         184,602.2509
  01/01/2004    to  12/31/2004       13.989331         15.141040         233,525.3521
  01/01/2005    to  12/31/2005       15.141040         16.396913         195,213.8691
  01/01/2006    to  12/31/2006       16.396913         18.156026         185,309.5425
  01/01/2007    to  12/31/2007       18.156026         16.652392         161,422.5346
  01/01/2008    to  12/31/2008       16.652392          8.853884         151,378.3014
  01/01/2009    to  12/31/2009        8.853884         12.340053         144,169.8200
  01/01/2010    to  12/31/2010       12.340053         13.978623         126,489.2256
  01/01/2011    to  12/31/2011       13.978623         14.694020         112,827.1680
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.066059         10.137618              69.1893
  01/01/2009    to  12/31/2009       10.137618         14.281201           8,620.2200
  01/01/2010    to  12/31/2010       14.281201         17.281226           8,605.4646
  01/01/2011    to  12/31/2011       17.281226         14.286034          33,564.7410
============   ==== ==========       =========         =========         ============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.179204         13.943832               6.6100
  01/01/2010    to  12/31/2010       13.943832         17.331163           2,651.8491
  01/01/2011    to  12/31/2011       17.331163         16.724655           2,487.2729
============   ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.460062          30,174.7201
  01/01/2004    to  12/31/2004       10.460062         11.385874          62,937.5749
  01/01/2005    to  12/31/2005       11.385874         11.731023          91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443          95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181          79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483         109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702         205,547.4100
  01/01/2010    to  12/31/2010       10.637702         12.021908         175,351.4839
  01/01/2011    to  12/31/2011       12.021908         12.061008         150,814.0012
============   ==== ==========       =========         =========         ============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.325674         12.025392           2,768.6000
  01/01/2010    to  12/31/2010       12.025392         12.791765           4,112.2175
  01/01/2011    to  12/31/2011       12.791765         11.029218           6,562.3348
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.560189         14.238122               0.0000
  01/01/2010    to  12/31/2010       14.238122         17.785176           5,848.4377
  01/01/2011    to  12/31/2011       17.785176         16.796145          15,085.3390
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.633525         14.804435           14,490.6000
  01/01/2010    to  12/31/2010       14.804435         18.854763           23,302.8975
  01/01/2011    to  12/31/2011       18.854763         15.508279           35,580.0950
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032                0.0000
  01/01/2006    to  12/31/2006       15.964032         16.375307              382.3422
  01/01/2007    to  12/31/2007       16.375307         16.814588              593.1883
  01/01/2008    to  12/31/2008       16.814588         16.508505           30,860.0092
  01/01/2009    to  12/31/2009       16.508505         16.960174           28,022.3200
  01/01/2010    to  12/31/2010       16.960174         17.660648           36,653.6313
  01/01/2011    to  12/31/2011       17.660648         18.351099           63,876.4293
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.303038         10.693251          164,585.3927
  01/01/2005    to  12/31/2005       10.693251         11.651175          581,229.6012
  01/01/2006    to  12/31/2006       11.651175         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624        2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463        2,094,628.1203
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.103167         10.397106        1,026,838.2730
  01/01/2005    to  12/31/2005       10.397106         10.994107        2,493,738.8778
  01/01/2006    to  12/31/2006       10.994107         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411       14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908       16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420       16,989,816.7331
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.943271         10.113107           25,869.8450
  01/01/2005    to  12/31/2005       10.113107         10.430055          114,834.5401
  01/01/2006    to  12/31/2006       10.430055         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695        2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825        2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191        2,925,213.1822
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.243077         10.608115         1,288,060.5410
  01/01/2005    to  12/31/2005       10.608115         11.426958         2,732,343.2028
  01/01/2006    to  12/31/2006       11.426958         12.813215         4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565         7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740        14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495        15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337        14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553        13,717,285.7434
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.013225         10.233375           241,279.7859
  01/01/2005    to  12/31/2005       10.233375         10.688727           777,624.5323
  01/01/2006    to  12/31/2006       10.688727         11.630632         1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163         2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726         3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404         3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944         4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244         4,757,301.0599
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
  01/01/2010    to  12/31/2010        8.866651          9.757837        88,181.5981
  01/01/2011    to  12/31/2011        9.757837          9.370880        93,798.8099
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037916          8.921633         3,515.2612
  01/01/2009    to  12/31/2009        8.921633          9.814869        14,744.6700
  01/01/2010    to  12/31/2010        9.814869         10.217690        12,398.3914
  01/01/2011    to  12/31/2011       10.217690         10.606284        17,154.9442
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
  01/01/2010    to  12/31/2010        8.335439          9.281394       147,402.8344
  01/01/2011    to  12/31/2011        9.281394          8.676032       135,724.4776
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918          5.739826        10,372.6903
  01/01/2009    to  12/31/2009        5.739826          7.821959        14,891.7100
  01/01/2010    to  12/31/2010        7.821959          9.081346        26,069.1774
  01/01/2011    to  12/31/2011        9.081346          8.500740        20,877.2229
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087913          6.034090         9,868.8798
  01/01/2009    to  12/31/2009        6.034090          8.440167        15,146.0500
  01/01/2010    to  12/31/2010        8.440167          8.852245        15,894.4285
  01/01/2011    to  12/31/2011        8.852245          7.445105        11,765.7652
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
  01/01/2010    to  12/31/2010        9.273025          9.999953        26,417.7997
  01/01/2011    to  12/31/2011        9.999953          9.830917       109,800.4259
============   ==== ==========       =========         =========       ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568         11.824810             0.0000
  01/01/2009    to  12/31/2009       11.824810         17.014752        20,244.2300
  01/01/2010    to  12/31/2010       17.014752         19.327799        25,974.5991
  01/01/2011    to  12/31/2011       19.327799         19.409454        11,984.7256
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         12.790697         147,425.6869
  01/01/2005    to  12/31/2005       12.790697         14.218141         133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490         132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296         120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910          89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964          82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766          82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545          68,899.2780
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.931716         133,009.4275
  01/01/2005    to  12/31/2005       11.931716         13.175555         127,028.8005
  01/01/2006    to  12/31/2006       13.175555         14.956929         133,000.0339
  01/01/2007    to  12/31/2007       14.956929         15.128293         120,066.3037
  01/01/2008    to  12/31/2008       15.128293          9.487967          87,531.5536
  01/01/2009    to  12/31/2009        9.487967         12.316594          80,949.5500
  01/01/2010    to  12/31/2010       12.316594         15.013427          73,508.9699
  01/01/2011    to  12/31/2011       15.013427         13.804291          69,739.6280
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.683960         11.625277         380,772.7126
  01/01/2004    to  12/31/2004       11.625277         13.746952         430,732.8361
  01/01/2005    to  12/31/2005       13.746952         15.409353         354,309.2494
  01/01/2006    to  12/31/2006       15.409353         19.482154         312,515.3022
  01/01/2007    to  12/31/2007       19.482154         18.899669         285,968.3884
  01/01/2008    to  12/31/2008       18.899669         10.961554         253,171.1413
  01/01/2009    to  12/31/2009       10.961554         16.677336         231,614.4000
  01/01/2010    to  12/31/2010       16.677336         19.050574         216,979.1772
  01/01/2011    to  12/31/2011       19.050574         16.027821         198,615.0165
============   ==== ==========       =========         =========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.639989         11.473990         260,483.4454
  01/01/2004    to  12/31/2004       11.473990         11.981598         340,065.9128
  01/01/2005    to  12/31/2005       11.981598         12.728544         284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960         246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130         212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736         187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817         182,110.0800
  01/01/2010    to  12/31/2010       12.265817         15.186300         165,408.7737
  01/01/2011    to  12/31/2011       15.186300         14.739946         134,849.2268
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       131.356334        134.638716            0.0000
  01/01/2011    to  12/31/2011       134.638716        122.141806            0.0000
============   ==== ==========       ==========        ==========      ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.653416         11.893317      252,033.9427
  01/01/2004    to  12/31/2004        11.893317         13.349490      199,024.9843
  01/01/2005    to  12/31/2005        13.349490         14.154574      156,263.8409
  01/01/2006    to  12/31/2006        14.154574         15.927114      147,604.3052
  01/01/2007    to  12/31/2007        15.927114         15.202206      127,382.0185
  01/01/2008    to  12/31/2008        15.202206          9.202464      115,726.8586
  01/01/2009    to  12/31/2009         9.202464         12.348579      114,170.5400
  01/01/2010    to  12/31/2010        12.348579         14.886019      109,284.5743
  01/01/2011    to  12/31/2011        14.886019         13.835741      107,341.0730
============   ==== ==========       ==========        ==========      ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         5.448004          6.620031      659,293.7894
  01/01/2004    to  12/31/2004         6.620031          7.043338      568,209.4072
  01/01/2005    to  12/31/2005         7.043338          7.849430      433,969.7607
  01/01/2006    to  12/31/2006         7.849430          7.568189      375,516.3553
  01/01/2007    to  12/31/2007         7.568189          7.593294      357,066.5919
  01/01/2008    to  12/31/2008         7.593294          4.540528      314,208.5349
  01/01/2009    to  12/31/2009         4.540528          5.923534      285,432.3300
  01/01/2010    to  12/31/2010         5.923534          7.194651      288,489.7542
  01/01/2011    to  12/31/2011         7.194651          7.288773      251,969.4597
============   ==== ==========       ==========        ==========      ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246282         10.616793        2,002.7801
  01/01/2006    to  12/31/2006        10.616793         11.103240       15,165.4620
  01/01/2007    to  12/31/2007        11.103240         10.249680       19,468.6499
  01/01/2008    to  12/31/2008        10.249680          4.563760       20,973.1268
  01/01/2009    to  12/31/2009         4.563760          6.178104       29,851.2400
  01/01/2010    to  12/31/2010         6.178104          6.506516       14,538.1208
  01/01/2011    to  04/29/2011         6.506516          6.907176            0.0000
============   ==== ==========       ==========        ==========      ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988438         10.304828        3,867.0656
  01/01/2007    to  12/31/2007        10.304828         12.925932       30,466.2269
  01/01/2008    to  12/31/2008        12.925932          7.702959       29,920.1168
  01/01/2009    to  12/31/2009         7.702959         10.643023       30,230.4200
  01/01/2010    to  12/31/2010        10.643023         12.741635       31,712.8870
  01/01/2011    to  12/31/2011        12.741635         12.316924       27,814.9538
============   ==== ==========       ==========        ==========      ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.542867         15.881558         598,811.8673
  01/01/2004    to  12/31/2004       15.881558         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535         258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745         241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277         212,340.3144
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873942         15.676284          33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550          32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440          29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298          26,960.7934
============   ==== ==========       =========         =========         ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397         10.188191               0.0000
  01/01/2011    to  12/31/2011       10.188191         10.197595           1,663.6303
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.577412           1,004.1733
  01/01/2009    to  12/31/2009        6.577412          8.059563          16,371.4500
  01/01/2010    to  12/31/2010        8.059563          8.779668          64,159.7725
  01/01/2011    to  12/31/2011        8.779668          8.567648          64,238.6160
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          7.009436           5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161          15,243.2600
  01/01/2010    to  12/31/2010        8.841161          9.546299          36,074.6244
  01/01/2011    to  12/31/2011        9.546299          9.202085          33,200.1687
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358161          7.615832         193,664.6165
  01/01/2004    to  11/19/2004        7.615832          7.789155         264,344.9394
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918         10.860673               0.0000
  01/01/2010    to  12/31/2010       10.860673         12.099496               0.0000
  01/01/2011    to  12/31/2011       12.099496         11.832988               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.443386            3,848.0428
  01/01/2007    to  12/31/2007       10.443386         13.997877           29,645.1320
  01/01/2008    to  12/31/2008       13.997877          6.107034           39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524           67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999           75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930           74,870.5751
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257269          9.360152          222,073.2009
  01/01/2004    to  12/31/2004        9.360152         10.979856          426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118          342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096          310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567          278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126          216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051          202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584          191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702          186,638.6378
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.476827          7.854290        1,094,970.7307
  01/01/2004    to  12/31/2004        7.854290          8.199570        1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977          892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595          910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273          808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726          694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833          633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296          564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428          447,345.5818
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.401088          608,509.8350
  01/01/2004    to  12/31/2004       10.401088         11.124393          827,824.6975
  01/01/2005    to  12/31/2005       11.124393         11.067004          552,429.7063
  01/01/2006    to  12/31/2006       11.067004         10.901273          537,207.9281
  01/01/2007    to  12/31/2007       10.901273         11.849895          437,638.2083
  01/01/2008    to  12/31/2008       11.849895         10.825292          355,871.0936
  01/01/2009    to  12/31/2009       10.825292         12.538680          303,299.6900
  01/01/2010    to  12/31/2010       12.538680         13.257567          279,802.5113
  01/01/2011    to  12/31/2011       13.257567         14.458039          263,365.7084
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.491153         11.518393         789,557.8663
  01/01/2004    to  12/31/2004       11.518393         11.863917         812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882         646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117         585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116         542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839         525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007         437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687         431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031         412,049.5206
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929         15.168928               0.0000
  01/01/2010    to  12/31/2010       15.168928         17.254736           1,163.5509
  01/01/2011    to  12/31/2011       17.254736         16.105760           2,767.7242
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.712733         12.262151           7,739.6706
  01/01/2011    to  12/31/2011       12.262151         12.447946          14,113.8088
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563975          9.975512           4,599.8967
  01/01/2008    to  12/31/2008        9.975512          5.695473          17,983.6007
  01/01/2009    to  12/31/2009        5.695473          6.887615          23,146.3600
  01/01/2010    to  12/31/2010        6.887615          7.797745          22,481.7669
  01/01/2011    to  12/31/2011        7.797745          7.357485          26,249.1303
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.270487          4.536216         122,905.1606
  01/01/2004    to  12/31/2004        4.536216          4.258682         283,167.5172
  01/01/2005    to  12/31/2005        4.258682          4.639082         230,903.0364
  01/01/2006    to  12/31/2006        4.639082          4.795367         163,244.9070
  01/01/2007    to  12/31/2007        4.795367          6.187776         161,648.8623
  01/01/2008    to  12/31/2008        6.187776          3.372242         108,137.2786
  01/01/2009    to  12/31/2009        3.372242          5.260154         124,133.0300
  01/01/2010    to  12/31/2010        5.260154          6.590395         153,225.0339
  01/01/2011    to  12/31/2011        6.590395          5.826713          73,445.8336
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275315          8.432783          71,923.5862
  01/01/2009    to  12/31/2009        8.432783         10.333264         132,301.2500
  01/01/2010    to  12/31/2010       10.333264         11.379773         136,206.6114
  01/01/2011    to  12/31/2011       11.379773         11.284525          98,475.4672
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662179          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.192095         42.490294       341,376.5167
  01/01/2004    to  12/31/2004       42.490294         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089       206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743       186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910       153,239.0111
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708135          6.039673       756,611.6907
  01/01/2004    to  12/31/2004        6.039673          6.981901       591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952       598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513       573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318       445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999       372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011       336,984.3600
  01/01/2010    to  12/31/2010        7.966011          9.979980       318,046.1811
  01/01/2011    to  12/31/2011        9.979980          9.631171       228,074.6144
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.429221         11.385490       502,413.5804
  01/01/2004    to  12/31/2004       11.385490         14.131572       462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689       377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216       345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972       299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231       230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080       219,343.5800
  01/01/2010    to  12/31/2010       14.447080         16.995902       195,635.3734
  01/01/2011    to  12/31/2011       16.995902         15.178255       176,077.4655
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.077804           98,920.2506
  01/01/2005    to  12/31/2005       11.077804         12.104461           77,624.4304
  01/01/2006    to  12/31/2006       12.104461         12.598415           69,911.0420
  01/01/2007    to  12/31/2007       12.598415         15.344884           57,361.9080
  01/01/2008    to  12/31/2008       15.344884          7.783610           51,733.7185
  01/01/2009    to  12/31/2009        7.783610         11.239190           46,250.5500
  01/01/2010    to  12/31/2010       11.239190         14.023333           41,374.6465
  01/01/2011    to  12/31/2011       14.023333         12.732671           43,057.8686
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811           40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440           89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762           97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498          121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604          115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092          134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265          122,356.7310
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.680406         14.113833            1,218.4600
  01/01/2010    to  12/31/2010       14.113833         14.630748            1,981.8524
  01/01/2011    to  12/31/2011       14.630748         15.382633            1,565.6345
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291          137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745          359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242          711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994        1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473          769,160.6400
  01/01/2010    to  12/31/2010       10.267473         10.074225          674,565.5497
  01/01/2011    to  12/31/2011       10.074225          9.885130          594,688.6211
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.990560          9.887032          304,112.7764
  01/01/2004    to  12/31/2004        9.887032          9.762657           93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.466410         10.625867         846,109.7706
  01/01/2004    to  12/31/2004       10.625867         11.691186       1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573       1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373       1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708         927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580         803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658         737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141         674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763         559,819.5251
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.028934          9.674439         416,549.8094
  01/01/2004    to  12/31/2004        9.674439         10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672         270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850         237,971.4584
============   ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.824616         13.787013         646,623.9795
  01/01/2004    to  12/31/2004       13.787013         14.832557         539,145.4642
  01/01/2005    to  12/31/2005       14.832557         15.967065         422,064.0253
  01/01/2006    to  12/31/2006       15.967065         17.574617         362,659.5132
  01/01/2007    to  12/31/2007       17.574617         16.022131         318,593.9459
  01/01/2008    to  12/31/2008       16.022131          8.467499         270,166.4324
  01/01/2009    to  12/31/2009        8.467499         11.730917         251,482.6000
  01/01/2010    to  12/31/2010       11.730917         13.209181         229,592.1030
  01/01/2011    to  12/31/2011       13.209181         13.802315         185,367.2192
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240         10.127304               0.0000
  01/01/2009    to  12/31/2009       10.127304         14.181330               0.0000
  01/01/2010    to  12/31/2010       14.181330         17.057883             673.4023
  01/01/2011    to  12/31/2011       17.057883         14.017102           1,015.6189
============   ==== ==========       =========         =========       ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666         13.171307           2,608.9200
  01/01/2010    to  12/31/2010       13.171307         16.273172           2,945.8998
  01/01/2011    to  12/31/2011       16.273172         15.609908           4,710.4570
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.560748         10.337295         201,383.4761
  01/01/2004    to  12/31/2004       10.337295         11.184770         243,847.2311
  01/01/2005    to  12/31/2005       11.184770         11.455096         206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028         179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947         150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703         126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674         147,741.1000
  01/01/2010    to  12/31/2010       10.140674         11.391722         147,927.1408
  01/01/2011    to  12/31/2011       11.391722         11.360548         128,740.9148
============   ==== ==========       =========         =========         ============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.756520         11.246923           3,334.0700
  01/01/2010    to  12/31/2010       11.246923         11.892205           3,334.0710
  01/01/2011    to  12/31/2011       11.892205         10.192314           4,058.1496
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595         13.316341             734.8500
  01/01/2010    to  12/31/2010       13.316341         16.534381           1,234.4793
  01/01/2011    to  12/31/2011       16.534381         15.521640           3,270.0609
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882         14.700819               0.0000
  01/01/2010    to  12/31/2010       14.700819         18.610935               0.0000
  01/01/2011    to  12/31/2011       18.610935         15.216237               0.0000
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039              55.3420
  01/01/2006    to  12/31/2006       14.929039         15.222294           2,816.2629
  01/01/2007    to  12/31/2007       15.222294         15.536642           7,259.2480
  01/01/2008    to  12/31/2008       15.536642         15.162330          19,190.9392
  01/01/2009    to  12/31/2009       15.162330         15.484010          14,765.8400
  01/01/2010    to  12/31/2010       15.484010         16.027078          11,233.1173
  01/01/2011    to  12/31/2011       16.027078         16.554340          10,285.6934
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826         10.683074         854,286.2431
  01/01/2005    to  12/31/2005       10.683074         11.570684       1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684         12.903002         982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293         602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984         697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201         601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762         598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724         574,376.1933
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015         10.387206       1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206         10.918136       3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136         11.996419       4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089       4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149       4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836       4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201       4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644       3,585,466.7004
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166         10.103473         237,400.2227
  01/01/2005    to  12/31/2005       10.103473         10.357964       1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964         11.040211       1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478       1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449       1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887       1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442       1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503       1,530,248.3631
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883         10.598018       2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018         11.348007       3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007         12.648785       4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010       4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380       4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345       4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775       4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138       4,042,008.5957
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099         10.223628         880,821.1168
  01/01/2005    to  12/31/2005       10.223628         10.614857       1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857         11.481355       1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296       2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307       2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293       1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178       2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371       1,917,844.5505
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



AMERICAN FUNDS (Reg. TM) BOND PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS (Reg. TM) INTERNATIONAL PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) International Portfolio seeks to achieve growth of capital.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.



BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.



JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC



INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.



RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.



SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investments, L.P. (formerly Turner Investment Partners,
Inc.)



INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.



METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G) (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio)



SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS


In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.



6-MONTH EDCA


The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0



* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA


The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0



* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]







    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)



(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------



  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]







    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II



    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.




    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]







    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;



   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.





The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;



   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);



   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value



Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.   Lifetime Withdrawal Guarantee - Compounding Income Amount



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).



(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.



F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.  Enhanced GWB - How the Optional Reset Works (may be elected prior to age 86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.



In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2012              $100,000
   B    Account Value                                 10/1/2013              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2013           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2014              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2014              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2014              $  9,000
   G    Percentage Reduction in Account               10/2/2014                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2014              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2014           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2014              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2012              $100,000
   B    Account Value                                      10/1/2013              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2013           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2014              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2014              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2014              $  9,000
   G    Percentage Reduction in Account                    10/2/2014                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2014              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2014           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2014              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2012             $100,000
    B    Account Value                           10/1/2013 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2013             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2013             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2013          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2014 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2014             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2014          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2014             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2014             $  9,000
    G    Percentage Reduction in Account                 10/2/2014                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2014             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2014          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2014          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2014             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).




   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT



   Example
   -------



   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------



  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.




   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.




   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.



(5) THE OPTIONAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



The effect of the Optional Step-Up election is:



     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount



(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA






                                                                  APRIL 30, 2012




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 53 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 52 Investment Portfolios listed below.






AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Foreign Securities Fund


MET INVESTORS SERIES TRUST (CLASS B):


     AllianceBernstein Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     Clarion Global Real Estate Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Small Cap Growth Portfolio


     JPMorgan Global Active Allocation Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Low Duration Total Return Portfolio


     MetLife Balanced Plus Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)

         (formerly Artio International Stock Portfolio)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Multi-Cap Growth Fund



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 88 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2012

TABLE OF CONTENTS
                                        PAGE






INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 19
     Market Timing...................... 19
2. PURCHASE............................. 20
     Purchase Payments.................. 20
     Termination for Low Account Value.. 20
     Allocation of Purchase Payments.... 20
     Investment Allocation Restrictions
       for Certain Riders............... 21
     Free Look.......................... 23
     Accumulation Units................. 24
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Description of the MetLife Asset
       Allocation Program............... 28
     Description of the American Funds
       (Reg. TM) Asset Allocation
       Portfolios....................... 28
     Description of the SSgA ETF
       Portfolios....................... 29
     Transfers.......................... 29
     Dollar Cost Averaging Programs..... 32
     Three Month Market Entry Program... 34
     Automatic Rebalancing Program...... 34
     Voting Rights...................... 34
     Substitution of Investment Options. 35
4. EXPENSES............................. 35
     Product Charges.................... 35
     Account Fee........................ 36
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 37
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 39
     Withdrawal Charge.................. 39
     Reduction or Elimination of the
       Withdrawal Charge................ 40
     Premium and Other Taxes............ 41
     Transfer Fee....................... 41
     Income Taxes....................... 41
     Investment Portfolio Expenses...... 41
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 41
     Annuity Date....................... 41
     Annuity Payments................... 42
     Annuity Options.................... 43
     Variable Annuity Payments.......... 44
     Fixed Annuity Payments............. 45


6. ACCESS TO YOUR MONEY................. 45
     Systematic Withdrawal Program...... 46
     Suspension of Payments or
       Transfers........................ 46
7. LIVING BENEFITS...................... 46
     Overview of Living Benefit Riders.. 46
     Guaranteed Income Benefits......... 47
     Description of GMIB Plus II........ 48
     Description of GMIB Plus I......... 53
     Description of GMIB II............. 54
     Description of GMIB I.............. 55
     Guaranteed Withdrawal Benefits..... 55
     Description of the Lifetime
       Withdrawal Guarantee II.......... 57
     Description of the Lifetime
       Withdrawal Guarantee I........... 62
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 64
     Description of the Guaranteed
       Withdrawal Benefit I............. 68
     Guaranteed Minimum Accumulation
       Benefit.......................... 68
8. PERFORMANCE.......................... 70
9. DEATH BENEFIT........................ 71
     Upon Your Death.................... 71
     Standard Death Benefit - Principal
       Protection....................... 71
     Optional Death Benefit - Annual
       Step-Up.......................... 72
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 72
     Optional Death Benefit -
       Compounded-Plus.................. 75
     Additional Death Benefit -
       Earnings Preservation Benefit.... 75
     General Death Benefit Provisions... 76
     Spousal Continuation............... 77
     Death of the Annuitant............. 77
     Controlled Payout.................. 77
10. FEDERAL INCOME TAX STATUS........... 78
     Taxation of Non-Qualified
       Contracts........................ 78
     Taxation of Qualified Contracts.... 80
     Puerto Rico Tax Considerations..... 83
     Tax Benefits Related to the Assets
       of the Separate Account.......... 84
     Possible Tax Law Changes........... 84
11. OTHER INFORMATION................... 84
     MetLife Investors.................. 84
     The Separate Account............... 84
     Distributor........................ 85
     Selling Firms...................... 85
     Requests and Elections............. 86
     Ownership.......................... 87
     Legal Proceedings.................. 88
     Financial Statements............... 88

TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION................  88
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 19
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 58 and 64
Annuitant................................................................ 88
Annuity Date............................................................. 41
Annuity Options.......................................................... 43
Annuity Payments......................................................... 41
Annuity Units............................................................ 42
Beneficiary.............................................................. 88
Benefit Base............................................................. 64
Business Day............................................................. 21
Contract Year............................................................ 20
Death Benefit Base....................................................... 72
Fixed Account............................................................ 19
Good Order............................................................... 87
Guaranteed Accumulation Amount........................................... 68
Guaranteed Withdrawal Amount............................................. 65
GWB Withdrawal Rate...................................................... 64
Income Base.............................................................. 48
Income Phase............................................................. 19
Investment Portfolios.................................................... 25
Joint Owners............................................................. 87
Non-Qualified Contract................................................... 78
Owner.................................................................... 87
Purchase Payment......................................................... 20
Qualified Contract....................................................... 78
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 84
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 562-2027



ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.




--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)


--------------------------------------------------------------------------------




















Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")




      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)


(as a percentage of average Account Value in the Separate Account)





Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(Note 4)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 5)


--------------------------------------------------------------------------------


Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).



Note 4. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)




GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II -  maximum charge         1.50%
  GMIB Plus II -  current charge         1.00%

  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%


--------------------------------------------------------------------------------





Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before February 24, 2008 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit -  current charge

  Guaranteed Withdrawal Benefit -        0.95%
  maximum charge
  Guaranteed Withdrawal Benefit -        0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I -  maximum    1.50%
  charge
  Enhanced Death Benefit I (issue age    0.65%
  69 or younger) -  current charge
  Enhanced Death Benefit I (issue age    0.90%
  70-75) -  current charge


--------------------------------------------------------------------------------





Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                        Minimum     Maximum
                                        -------     -------

Total Annual Portfolio Expenses         0.52%       1.34%
(expenses that are deducted from
  Investment
Portfolio assets, including management
fees, 12b-1/service fees, and other
expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.





                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund    0.71%       0.25%       0.32%      0.00%      1.28%          -          1.28%
FIDELITY VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                   0.46%       0.25%       0.10%      0.00%      0.81%          -          0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign Securities Fund         0.64%       0.25%       0.15%      0.01%      1.05%       0.00%         1.05%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.64%       0.25%       0.12%      0.02%      1.03%       0.00%         1.03%
  Allocation Portfolio
 AQR Global Risk Balanced Portfolio        0.63%       0.25%       0.30%      0.08%      1.26%       0.00%         1.26%
 BlackRock Global Tactical Strategies      0.68%       0.25%       0.03%      0.16%      1.12%       0.00%         1.12%
  Portfolio
 Clarion Global Real Estate Portfolio      0.61%       0.25%       0.06%      0.00%      0.92%          -          0.92%
 Invesco Balanced-Risk Allocation          0.66%       0.25%       0.15%      0.10%      1.16%       0.00%         1.16%
  Portfolio
 Invesco Small Cap Growth Portfolio        0.85%       0.25%       0.03%      0.00%      1.13%       0.02%         1.11%
 JPMorgan Global Active Allocation         0.78%       0.25%       0.11%      0.00%      1.14%       0.00%         1.14%
  Portfolio
 Lazard Mid Cap Portfolio                  0.69%       0.25%       0.06%      0.00%      1.00%          -          1.00%
 Legg Mason ClearBridge Aggressive         0.62%       0.25%       0.03%      0.00%      0.90%          -          0.90%
  Growth Portfolio
 Lord Abbett Bond Debenture Portfolio      0.50%       0.25%       0.04%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.67%       0.25%       0.06%      0.00%      0.98%       0.02%         0.96%
 Met/Franklin Low Duration Total Return    0.50%       0.25%       0.09%      0.00%      0.84%       0.03%         0.81%
  Portfolio
 MetLife Balanced Plus Portfolio           0.27%       0.25%       0.02%      0.46%      1.00%       0.00%         1.00%
 MFS (Reg. TM) Emerging Markets Equity     0.92%       0.25%       0.17%      0.00%      1.34%          -          1.34%
  Portfolio
 MFS (Reg. TM) Research International      0.68%       0.25%       0.09%      0.00%      1.02%       0.06%         0.96%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.65%       0.25%       0.07%      0.00%      0.97%       0.01%         0.96%
 PIMCO Total Return Portfolio              0.48%       0.25%       0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%       0.25%       0.05%      0.00%      0.94%       0.01%         0.93%
 Pyramis (Reg. TM) Government Income       0.46%       0.25%       0.13%      0.00%      0.84%       0.00%         0.84%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.66%       0.25%       0.12%      0.00%      1.03%       0.00%         1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%       0.25%       0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%       0.25%       0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%       0.25%       0.03%      0.00%      1.02%       0.01%         1.01%
 Van Kampen Comstock Portfolio             0.58%       0.25%       0.03%      0.00%      0.86%       0.01%         0.85%

                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND

 Baillie Gifford International Stock       0.83%       0.25%       0.12%      0.00%      1.20%       0.10%         1.10%
  Portfolio
 BlackRock Bond Income Portfolio           0.34%       0.25%       0.03%      0.00%      0.62%       0.01%         0.61%
 BlackRock Legacy Large Cap Growth         0.71%       0.00%       0.02%      0.00%      0.73%       0.01%         0.72%
  Portfolio
 BlackRock Money Market Portfolio          0.33%       0.25%       0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio             0.70%       0.15%       0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                 0.62%       0.25%       0.02%      0.00%      0.89%       0.07%         0.82%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.06%      0.00%      1.21%       0.08%         1.13%
  Portfolio
 MetLife Stock Index Portfolio             0.25%       0.25%       0.02%      0.00%      0.52%       0.01%         0.51%
 Neuberger Berman Genesis Portfolio        0.82%       0.25%       0.04%      0.00%      1.11%       0.01%         1.10%
 T. Rowe Price Large Cap Growth            0.60%       0.25%       0.04%      0.00%      0.89%       0.01%         0.88%
  Portfolio
 T. Rowe Price Small Cap Growth            0.49%       0.25%       0.06%      0.00%      0.80%          -          0.80%
  Portfolio
 Western Asset Management Strategic Bond   0.61%       0.25%       0.06%      0.00%      0.92%       0.04%         0.88%
  Opportunities Portfolio
PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                0.60%       0.00%       0.15%      0.00%      0.75%       0.00%         0.75%
 PIMCO Low Duration Portfolio              0.50%       0.00%       0.15%      0.00%      0.65%          -          0.65%
PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund           0.56%       0.25%       0.16%      0.00%      0.97%          -          0.97%
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio      0.06%       0.25%       0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio       0.06%       0.25%       0.00%      0.62%      0.93%          -          0.93%
 MetLife Balanced Strategy Portfolio       0.05%       0.25%       0.01%      0.67%      0.98%          -          0.98%
 MetLife Growth Strategy Portfolio         0.06%       0.25%       0.00%      0.76%      1.07%          -          1.07%
 MetLife Aggressive Strategy Portfolio     0.09%       0.25%       0.01%      0.75%      1.10%       0.00%         1.10%
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%       0.55%       0.01%      0.36%      0.98%          -          0.98%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced         0.06%       0.55%       0.01%      0.37%      0.99%          -          0.99%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.07%       0.55%       0.01%      0.39%      1.02%          -          1.02%
  Allocation Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio      0.31%       0.25%       0.01%      0.21%      0.78%          -          0.78%
 SSgA Growth ETF Portfolio                 0.32%       0.25%       0.03%      0.24%      0.84%          -          0.84%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2011.


Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I rider (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,333      (a)$2,475      (a)$3,647      (a)$6,896
    minimum       (b)$1,251      (b)$2,234      (b)$3,251      (b)$6,149


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$633      (a)$1,935      (a)$3,287      (a)$6,896
    minimum       (b)$551      (b)$1,694      (b)$2,891      (b)$6,149





CHART 2. Chart 2 assumes you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$993      (a)$1,436      (a)$1,882      (a)$3,192
    minimum       (b)$911      (b)$1,186      (b)$1,456      (b)$2,294


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$293      (a)$896     (a)$1,522      (a)$3,192
    minimum       (b)$211      (b)$646     (b)$1,096      (b)$2,294

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING



We have policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Investment Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular Investment Portfolios made by Owners within given periods of time and/or investigating transfer activity identified by the Investment Portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional Purchase Payments.


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.




o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or an additional Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o You can make additional Purchase Payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.



o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or Purchase Payment and to limit future Purchase Payments.



TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.



ALLOCATION OF PURCHASE PAYMENTS



When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:

o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for Certain Riders" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, we will require you to allocate your Purchase Payments and Account Value solely to one of the following portfolios until the rider terminates: the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, or the MetLife Balanced Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:



(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, American Funds (Reg. TM) Moderate

     Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Moderate Strategy Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, SSgA Growth ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account



OR


(B) You must allocate:



o AT LEAST 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 85% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Total Return Portfolio

     PIMCO Low Duration Portfolio


     Pyramis (Reg. TM) Government Income Portfolio



Platform 2
----------



     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio


     AQR Global Risk Balanced Portfolio

     Baillie Gifford International Stock Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock Legacy Large Cap Growth Portfolio

     Davis Venture Value Portfolio

     Fidelity VIP Equity-Income Portfolio



     Invesco Balanced-Risk Allocation Portfolio


     Invesco V.I. International Growth Fund

     Jennison Growth Portfolio


     JPMorgan Global Active Allocation Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio


     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Plus Portfolio


     MetLife Balanced Strategy Portfolio


     MetLife Defensive Strategy Portfolio


     MetLife Growth Strategy Portfolio


     MetLife Moderate Strategy Portfolio


     MetLife Stock Index Portfolio


     MFS (Reg. TM) Research International Portfolio


     PIMCO High Yield Portfolio

     Pioneer Fund Portfolio


     Schroders Global Multi-Asset Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Templeton Foreign Securities Fund

     Van Kampen Comstock Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Putnam VT Multi-Cap Growth Fund

     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.



The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this

"free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:




1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and



2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.



The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).



EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.



ACCOUNT VALUE



ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.



REPLACEMENT OF CONTRACTS



EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar

Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 52 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

     Invesco V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Templeton Foreign Securities Fund



MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     Clarion Global Real Estate Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Small Cap Growth Portfolio


     JPMorgan Global Active Allocation Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Low Duration Total Return Portfolio


     MetLife Balanced Plus Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio



     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)

         (formerly Artio International Stock Portfolio )


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other Investment Portfolios of Met Investors Series Trust or Metropolitan Series Fund (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS


The following three American Funds (Reg. TM) Asset Allocation Portfolios (Class
C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds (Reg. TM) Asset Allocation Portfolios.


AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.



o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).




o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Asset Allocation Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following Business Day.



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled.

When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Invesco V.I. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO High Yield Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the underlying Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Portfolios and there are no arrangements in place to permit any contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the market timing policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



DOLLAR COST AVERAGING PROGRAMS



We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee.

We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.



The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.



THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.




EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:





      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %




* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.90% of the

Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).



If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


If you elect both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity

Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I rider, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2004 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal

Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Optional Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed

Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from your contract's Asset Allocation Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then




2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then




3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:




Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0


For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.



NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.



PREMIUM AND OTHER TAXES



We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.



TRANSFER FEE



We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES



We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



INVESTMENT PORTFOLIO EXPENSES



There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.





5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month following the Annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state.



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS



You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or



o  a combination of both.



If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:




1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,



2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and



3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your

Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.



ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an Annuity Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.




In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:



o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:



o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.





7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:



Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)



Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)



The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.



Guaranteed Asset Accumulation Benefit
-------------------------------------



On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.



GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four versions of the GMIB under this contract:


o  GMIB Plus II


o  GMIB Plus I


o  GMIB II


o  GMIB I


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued on and before February 23, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.




If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.



GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II



In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or




         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)



In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;




(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and




(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:




(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and



(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:




(1)    Life annuity with 10 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 10 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus II rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.




If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).



Alternatively, if:



o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.



TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;



    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);




    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);




    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;




    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



    f)    The effective date of the Guaranteed Principal Option; or



    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.



For contracts issued on and before February 23, 2009, the following differences
----------------------------------------------------
apply:



(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.



(2) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.



(See Appendix D for examples illustrating the operation of the GMIB Plus II.)



DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:



(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) Certain versions of GMIB Plus II have a higher rider charge than GMIB Plus I (see "Expenses - Guaranteed Minimum Income Benefit - Rider Charge").


(3) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.




(4) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.




(5) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.




(6) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(7) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(8) Termination provision g) above does not apply, and the following replaces termination provision a), above:



    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    The GMIB Annuity Table is calculated based on the

     Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.



(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(11) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:




    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio




    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio




    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (e)    the AQR Global Risk Balanced Portfolio


    (f)    the BlackRock Global Tactical Strategies Portfolio


    (g)    the BlackRock Money Market Portfolio


    (h)    the Invesco Balanced-Risk Allocation Portfolio


    (i)    the JPMorgan Global Active Allocation Portfolio


    (j)    the MetLife Balanced Plus Portfolio


    (k)    the MetLife Balanced Strategy Portfolio


    (l)    the MetLife Defensive Strategy Portfolio


    (m)    the MetLife Growth Strategy Portfolio


    (n)    the MetLife Moderate Strategy Portfolio


    (o)    the Pyramis (Reg. TM) Government Income Portfolio


    (p)    the Schroders Global Multi-Asset Portfolio


    (q)    the SSgA Growth and Income ETF Portfolio


    (r)    the SSgA Growth ETF Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.


DESCRIPTION OF GMIB II



In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:



     (1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:



    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.



(3)    There is no Guaranteed Principal Option.



(4)    There is no Optional Step-Up feature.




(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.



(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I



In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.



GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II-Income Base", except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;



    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.



(2) The following replaces termination provision d), above:



     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.




(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS



MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")




IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT

UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.



(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).



7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining

     Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT,

ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:




(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);




(2) the date all of the Account Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);




(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;




(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

(6)    the effective date of the cancellation of the rider;



(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I



The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
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anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:




    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio




    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio




    (e)    the AQR Global Risk Balanced Portfolio

     (f)    the BlackRock Global Tactical Strategies Portfolio


    (g)    the BlackRock Money Market Portfolio


    (h)    the Invesco Balanced-Risk Allocation Portfolio


    (i)    the JPMorgan Global Active Allocation Portfolio


    (j)    the MetLife Balanced Plus Portfolio


    (k)    the MetLife Balanced Strategy Portfolio


    (l)    the MetLife Defensive Strategy Portfolio


    (m)    the MetLife Growth Strategy Portfolio


    (n)    the MetLife Moderate Strategy Portfolio


    (o)    the Pyramis (Reg. TM) Government Income Portfolio


    (p)    the Schroders Global Multi-Asset Portfolio


    (q)    the SSgA Growth and Income ETF Portfolio


    (r)    the SSgA Growth ETF Portfolio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:



o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE

OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.



An Optional Reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and



o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.



You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).



We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.



In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



For contracts issued prior to July 16, 2007, you may elect an Optional Reset
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beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.



CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:



(1)    the date you make a full withdrawal of your Account Value;




(2)    the date you apply all of your Account Value to an Annuity Option;




(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value

     (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);




(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;




(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);



(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.



GUARANTEED MINIMUM ACCUMULATION BENEFIT



The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your Purchase Payments and all of your Account Value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio is the available Asset Allocation Portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of Purchase Payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of Purchase Payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options - Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



     EXAMPLE:



   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).



The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.



     EXAMPLE:



   Assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is

   $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.



Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.





8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:



(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP



You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or



(3)    the highest anniversary value, as defined below.



On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and




    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or



2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.



You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:




a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;




c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);




d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);




e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);



f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



(See Appendix F for examples of the Enhanced Death Benefit I.)



OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS



In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:




         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit under your contract; and



(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:



(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.





                            Benefit
   Issue Age             Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%



If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).



GENERAL DEATH BENEFIT PROVISIONS



The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us.

Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS



NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.



The following discussion generally applies to Non-Qualified Contracts owned by natural persons.



WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.




The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;



o  made on or after the death of an Owner;



o  attributable to the taxpayer's becoming disabled;



o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or



o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.


Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.



TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An

Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.



WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.



FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT



We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses

(realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales or Account Values of our variable insurance contracts. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2011, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase

Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP



OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.



These rights include the right to:



o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).



o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       15.412506         18.206389         1,758.2045
  01/01/2005    to  12/31/2005       18.206389         21.153435        60,259.8037
  01/01/2006    to  12/31/2006       21.153435         26.702840        71,039.9424
  01/01/2007    to  12/31/2007       26.702840         30.154803        41,437.1933
  01/01/2008    to  12/31/2008       30.154803         17.700900        29,175.9999
  01/01/2009    to  12/31/2009       17.700900         23.572238        25,408.1200
  01/01/2010    to  12/31/2010       23.572238         26.201652        22,779.5082
  01/01/2011    to  12/31/2011       26.201652         24.055428        21,663.0020
============   ==== ==========       =========         =========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       48.855332         53.347764         1,033.9908
  01/01/2005    to  12/31/2005       53.347764         55.594101         2,459.3011
  01/01/2006    to  12/31/2006       55.594101         65.814753         3,389.2393
  01/01/2007    to  12/31/2007       65.814753         65.786706         8,383.6649
  01/01/2008    to  12/31/2008       65.786706         37.133706         3,725.6832
  01/01/2009    to  12/31/2009       37.133706         47.607725         5,749.7100
  01/01/2010    to  12/31/2010       47.607725         54.003315         5,903.7519
  01/01/2011    to  12/31/2011       54.003315         53.656333         5,176.7707
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.865318         26.352621           73,873.4453
  01/01/2005    to  12/31/2005       26.352621         28.658472          201,233.8000
  01/01/2006    to  12/31/2006       28.658472         34.356122          206,233.0059
  01/01/2007    to  12/31/2007       34.356122         39.151600          112,020.9554
  01/01/2008    to  12/31/2008       39.151600         23.040143          104,834.0295
  01/01/2009    to  12/31/2009       23.040143         31.166988           95,020.0700
  01/01/2010    to  12/31/2010       31.166988         33.350983           93,989.5114
  01/01/2011    to  12/31/2011       33.350983         29.419890           85,513.4915
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.049454          7.016504        1,489,655.7097
  01/01/2009    to  12/31/2009        7.016504          8.956971        3,822,164.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506        3,829,051.8587
  01/01/2011    to  12/31/2011        9.916506          9.580447        3,742,922.6309
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.453679          6.364205        1,986,210.6664
  01/01/2009    to  12/31/2009        6.364205          8.420381        4,395,530.4500
  01/01/2010    to  12/31/2010        8.420381          9.432345        4,712,662.7847
  01/01/2011    to  12/31/2011        9.432345          8.870103        4,408,752.1101
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.655160          7.690677          632,896.8899
  01/01/2009    to  12/31/2009        7.690677          9.367447        1,776,531.4000
  01/01/2010    to  12/31/2010        9.367447         10.162530        1,889,511.8604
  01/01/2011    to  12/31/2011       10.162530         10.050728        1,908,835.0320
============   ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.499406         14.361086          221,739.4574
  01/01/2006    to  12/31/2006       14.361086         19.503665          213,770.9582
  01/01/2007    to  12/31/2007       19.503665         16.361582          145,227.6772
  01/01/2008    to  12/31/2008       16.361582          9.419490          154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414          160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371          156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587          164,363.9824
============   ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL
ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.206781         20.864603           48,089.4640
  01/01/2005    to  04/30/2005       20.864603         20.017625                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.448289         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
  01/01/2009    to  12/31/2009        9.741028         12.867069         312,799.3200
  01/01/2010    to  12/31/2010       12.867069         16.026464         169,552.9197
  01/01/2011    to  12/31/2011       16.026464         15.648867         116,546.6526
============   ==== ==========       =========         =========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.823168         14.565940         132,059.0398
  01/01/2005    to  04/30/2005       14.565940         12.512507               0.0000
============   ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.746898         15.756529         131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726         153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774         152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433         142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795         126,179.1685
============   ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.771613         14.819977           7,447.7792
  01/01/2005    to  12/31/2005       14.819977         16.060762          11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642          28,486.8134
  01/01/2007    to  04/27/2007       18.171642         19.761608               0.0000
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.611150          7.189929         318,525.9078
  01/01/2005    to  12/31/2005        7.189929          8.060860         250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713         232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126         226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779         205,007.5443
  01/01/2009    to  12/31/2009        4.747779          6.231197         210,303.4700
  01/01/2010    to  12/31/2010        6.231197          7.613826         203,319.1014
  01/01/2011    to  12/31/2011        7.613826          7.759761         182,272.4032
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.422245         11.180916        20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877        22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552        31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860        52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722        88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968             0.0000
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.729082          8.573655         5,660.9558
  01/01/2005    to  12/31/2005        8.573655          9.047333         6,001.0006
  01/01/2006    to  04/30/2006        9.047333          9.458778         6,635.7888
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434       587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741       519,164.0967
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  05/01/2004    to  12/31/2004       14.558790         15.650668        96,280.8231
  01/01/2005    to  04/30/2005       15.650668         15.157397             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       16.605671         17.886929         3,783.0938
  01/01/2005    to  04/30/2005       17.886929         17.207436             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379       199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591       540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108       559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461       532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283       498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355       484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885       457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934       413,436.2833
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621        34,235.0737
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168       212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730       500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893       734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634       357,684.4013
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.960610          8.557905       152,398.8933
  01/01/2005    to  12/31/2005        8.557905         10.764717       372,947.7733
  01/01/2006    to  12/31/2006       10.764717         13.610871       299,628.1311
  01/01/2007    to  12/31/2007       13.610871         17.301248       171,460.6515
  01/01/2008    to  04/25/2008       17.301248         15.754412             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267       444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848       666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474       603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629       432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813       413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221       432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173       453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600       418,305.5153
============   ==== ==========       =========         =========       ============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630        42,069.6855
  01/01/2005    to  12/31/2005        9.792630         10.109348        86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428       118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398       140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322       125,380.9788
  01/01/2009    to  12/31/2009        6.927322         10.754041       150,014.0500
  01/01/2010    to  12/31/2010       10.754041         14.021283       176,911.7335
  01/01/2011    to  12/31/2011       14.021283         12.882517       190,889.7965
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.877115          8.370190         492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780         442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075         394,919.7415
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947       2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768       4,369,826.5175
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.664335         15.152734         104,369.7194
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.603770         16.688680          76,202.9300
  01/01/2010    to  12/31/2010       16.688680         19.097595          65,073.8798
  01/01/2011    to  12/31/2011       19.097595         17.932990          55,534.2858
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.632445         11.417835         144,395.5413
  01/01/2005    to  12/31/2005       11.417835         11.891041         368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189         440,098.8173
  01/01/2007    to  12/31/2007       12.892189         12.683697         422,392.8319
  01/01/2008    to  12/31/2008       12.683697          7.460889         388,134.6867
  01/01/2009    to  05/01/2009        7.460889          7.379561               0.0000
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.953016         16.069205           2,027.5711
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.132557           94,522.1794
  01/01/2006    to  12/31/2006       10.132557         11.174895          790,808.0319
  01/01/2007    to  12/31/2007       11.174895         11.625285        2,359,402.6657
  01/01/2008    to  12/31/2008       11.625285          8.599158        2,787,693.6433
  01/01/2009    to  12/31/2009        8.599158         10.600545        3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313        3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944        3,262,408.5909
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.170740           59,035.1052
  01/01/2006    to  12/31/2006       10.170740         11.430018          731,364.3154
  01/01/2007    to  12/31/2007       11.430018         11.915503        1,057,692.4238
  01/01/2008    to  12/31/2008       11.915503          7.883723        1,040,729.3647
  01/01/2009    to  12/31/2009        7.883723         10.046366        1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254        1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,205,631.5408
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.242312         47.937816          319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372          506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355          514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221          457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630          428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476          429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240          411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866          360,610.0337
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.386183         49.298756            1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076            3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262            3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029            6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766            6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339            5,489.3200
  01/01/2010    to  04/30/2010       42.129339         45.025051                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.284295          7.127233         469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495       1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316       1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864         619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734         633,847.6083
  01/01/2009    to  12/31/2009        5.835734          8.379729         984,254.2900
  01/01/2010    to  12/31/2010        8.379729         10.561395         937,799.2986
  01/01/2011    to  12/31/2011       10.561395         10.253499         556,215.8988
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.999476         14.345408         239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670         253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897         246,374.0647
  01/01/2009    to  12/31/2009       12.107897         15.112789         269,550.6500
  01/01/2010    to  12/31/2010       15.112789         17.885935         440,161.9995
  01/01/2011    to  12/31/2011       17.885935         16.069084         207,475.3833
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646         694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573         660,317.2294
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.974762         13.688306             805.6921
  01/01/2005    to  12/31/2005       13.688306         15.888294          14,865.8190
  01/01/2006    to  12/31/2006       15.888294         18.228676          12,182.1672
  01/01/2007    to  12/31/2007       18.228676         19.803643          17,265.8621
  01/01/2008    to  12/31/2008       19.803643         10.899186          18,313.6563
  01/01/2009    to  12/31/2009       10.899186         13.112987          21,864.5000
  01/01/2010    to  12/31/2010       13.112987         13.831744          23,529.9071
  01/01/2011    to  12/31/2011       13.831744         10.904646          22,923.7016
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       45.785064         45.825002            6,712.2250
  01/01/2005    to  12/31/2005       45.825002         46.209352           88,287.5867
  01/01/2006    to  12/31/2006       46.209352         47.501189          122,438.4329
  01/01/2007    to  12/31/2007       47.501189         49.707922           77,243.1931
  01/01/2008    to  12/31/2008       49.707922         47.265989           72,186.6628
  01/01/2009    to  12/31/2009       47.265989         50.940114           90,883.4000
  01/01/2010    to  12/31/2010       50.940114         54.339551          120,265.8542
  01/01/2011    to  12/31/2011       54.339551         57.021060          130,872.4351
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.129750         11.520590              644.7500
  01/01/2010    to  12/31/2010       11.520590         13.625764            6,047.7271
  01/01/2011    to  12/31/2011       13.625764         12.246868           10,303.1263
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  05/01/2006    to  12/31/2006       15.099210         14.937184                0.0000
  01/01/2007    to  12/31/2007       14.937184         16.500598                0.0000
  01/01/2008    to  12/31/2008       16.500598          9.341744                0.0000
  01/01/2009    to  05/01/2009        9.341744          8.887754                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       15.483262         16.193114            3,602.8568
  01/01/2008    to  12/31/2008       16.193114          9.155475            2,461.0473
  01/01/2009    to  05/01/2009        9.155475          8.705625                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E), BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
APPRECIATION SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       19.834903         21.251446               89.3343
  01/01/2005    to  12/31/2005       21.251446         22.777274            1,726.9382
  01/01/2006    to  12/31/2006       22.777274         23.845946            2,261.5699
  01/01/2007    to  04/27/2007       23.845946         25.440586                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221          517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141        1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453        1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952          791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629          722,672.9733
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.999714          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618        1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793        1,170,765.0988
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.651722         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795          442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247          411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458          355,159.3390
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.837372          9.791170           12,815.1797
  01/01/2005    to  12/31/2005        9.791170         10.089451          374,096.4112
  01/01/2006    to  12/31/2006       10.089451         10.927544          410,338.8051
  01/01/2007    to  12/31/2007       10.927544         11.251048          214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750          218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795          212,467.5500
  01/01/2010    to  12/31/2010        8.342795         10.816575          194,627.1212
  01/01/2011    to  12/31/2011       10.816575         10.970270          185,371.8803
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.916137         11.731023           91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443           95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181           79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483          109,635.4408
  01/01/2009    to  12/31/2009        8.558483         10.637702          205,547.4100
  01/01/2010    to  12/31/2010       10.637702         12.021908          175,351.4839
  01/01/2011    to  12/31/2011       12.021908         12.061008          150,814.0012
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 NEUBERGER BERMAN GENESIS (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.173123         18.207351           20,066.1476
  01/01/2005    to  12/31/2005       18.207351         18.675545           22,905.2494
  01/01/2006    to  12/31/2006       18.675545         21.466160           17,385.1967
  01/01/2007    to  12/31/2007       21.466160         20.405274           16,879.6167
  01/01/2008    to  12/31/2008       20.405274         12.375528           17,169.9679
  01/01/2009    to  12/31/2009       12.375528         13.783491           17,495.4800
  01/01/2010    to  12/31/2010       13.783491         16.509191           13,369.7611
  01/01/2011    to  12/31/2011       16.509191         17.193780           11,411.7809
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.228408         12.175379          195,303.9832
  01/01/2005    to  12/31/2005       12.175379         12.779031          590,106.3817
  01/01/2006    to  12/31/2006       12.779031         14.239431        1,281,613.4581
  01/01/2007    to  12/31/2007       14.239431         15.347357          664,358.3890
  01/01/2008    to  12/31/2008       15.347357          8.786128          649,315.3029
  01/01/2009    to  12/31/2009        8.786128         12.405083          566,003.2500
  01/01/2010    to  12/31/2010       12.405083         14.295180          467,174.1434
  01/01/2011    to  12/31/2011       14.295180         13.922517          392,870.6992
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       51.163633         53.195858           71,519.3837
  01/01/2005    to  12/31/2005       53.195858         55.400156          195,569.2500
  01/01/2006    to  04/30/2006       55.400156         57.897507          228,689.5306
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.470698         13.304023            1,305.4847
  01/01/2005    to  12/31/2005       13.304023         14.539868            6,954.0347
  01/01/2006    to  12/31/2006       14.539868         14.873344            8,128.2061
  01/01/2007    to  12/31/2007       14.873344         16.079665           13,176.9683
  01/01/2008    to  12/31/2008       16.079665         10.107218           19,061.3384
  01/01/2009    to  12/31/2009       10.107218         13.831167           15,663.6800
  01/01/2010    to  12/31/2010       13.831167         18.384998           18,001.3859
  01/01/2011    to  12/31/2011       18.384998         18.410661           25,567.5466
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.835831         19.981733            95.5994
  01/01/2005    to  12/31/2005       19.981733         20.229636         5,128.3248
  01/01/2006    to  12/31/2006       20.229636         20.932602        11,057.7617
  01/01/2007    to  12/31/2007       20.932602         21.426045        12,279.3719
  01/01/2008    to  12/31/2008       21.426045         17.929098         8,185.7091
  01/01/2009    to  12/31/2009       17.929098         23.341846         7,374.3100
  01/01/2010    to  12/31/2010       23.341846         25.910181         6,266.5755
  01/01/2011    to  12/31/2011       25.910181         27.068778         6,926.2992
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.935368         12.947911         7,280.7603
  01/01/2005    to  12/31/2005       12.947911         13.308426       138,343.5007
  01/01/2006    to  12/31/2006       13.308426         14.333171       183,289.8067
  01/01/2007    to  12/31/2007       14.333171         14.643464       110,363.2611
  01/01/2008    to  12/31/2008       14.643464         11.055669        91,658.4799
  01/01/2009    to  12/31/2009       11.055669         15.306964        88,764.5100
  01/01/2010    to  12/31/2010       15.306964         17.294817        77,610.4180
  01/01/2011    to  12/31/2011       17.294817         17.642106        67,935.9656
============   ==== ==========       =========         =========       ============
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.162693         12.240853        14,422.5383
  01/01/2005    to  12/31/2005       12.240853         12.205636        29,848.7056
  01/01/2006    to  12/31/2006       12.205636         12.527669        34,876.3652
  01/01/2007    to  12/31/2007       12.527669         13.276772        33,247.4550
  01/01/2008    to  12/31/2008       13.276772         13.050080        50,497.5409
  01/01/2009    to  12/31/2009       13.050080         14.597434        66,315.5100
  01/01/2010    to  12/31/2010       14.597434         15.170956        52,027.9481
  01/01/2011    to  12/31/2011       15.170956         15.141485        65,396.4272
============   ==== ==========       =========         =========       ============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.047022         13.152821         1,276.1558
  01/01/2005    to  12/31/2005       13.152821         13.436290         1,371.0081
  01/01/2006    to  12/31/2006       13.436290         15.239325         1,932.2809
  01/01/2007    to  12/31/2007       15.239325         16.072867         3,117.7829
  01/01/2008    to  12/31/2008       16.072867          9.101523         2,242.4668
  01/01/2009    to  07/17/2009        9.101523          9.058443             0.0000
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       14.022815         15.888357         1,839.3217
  01/01/2011    to  12/31/2011       15.888357         14.886355         6,402.0293
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       12.398267         14.133934              213.9146
  01/01/2005    to  12/31/2005       14.133934         15.646903            1,887.5461
  01/01/2006    to  12/31/2006       15.646903         16.287396            1,981.3093
  01/01/2007    to  12/31/2007       16.287396         16.688285            2,035.7127
  01/01/2008    to  12/31/2008       16.688285          8.969702            1,947.7075
  01/01/2009    to  12/31/2009        8.969702         12.284528            2,018.7300
  01/01/2010    to  09/24/2010       12.284528         14.070309                0.0000
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.854629          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624        2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463        2,094,628.1203
============   ==== ==========       =========         =========       ===============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000         10.315577        1,476,101.4681
  01/01/2007    to  12/31/2007       10.315577         11.076711        2,710,154.1309
  01/01/2008    to  11/07/2008       11.076711          6.723418                0.0000
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.501971          8.451645       12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411       14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908       16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420       16,989,816.7331
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.959644         10.201593        1,143,376.4236
  01/01/2007    to  12/31/2007       10.201593         10.715653        5,482,434.6827
  01/01/2008    to  11/07/2008       10.715653          7.381965                0.0000
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695        2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825        2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191        2,925,213.1822
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.204189          8.120740         14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495         15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337         14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553         13,717,285.7434
============   ==== ==========       =========         =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000         10.237889          2,412,242.7137
  01/01/2007    to  12/31/2007       10.237889         10.907693          6,955,046.1144
  01/01/2008    to  11/07/2008       10.907693          6.969094                  0.0000
============   ==== ==========       =========         =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632          1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163          2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726          3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404          3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944          4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244          4,757,301.0599
============   ==== ==========       =========         =========         ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       14.427941         16.975707           201.3949
  01/01/2005    to  12/31/2005       16.975707         19.605943         2,145.7007
  01/01/2006    to  12/31/2006       19.605943         24.601800         3,111.1924
  01/01/2007    to  12/31/2007       24.601800         27.615072         5,304.2402
  01/01/2008    to  12/31/2008       27.615072         16.112618         2,925.4294
  01/01/2009    to  12/31/2009       16.112618         21.328810         3,185.8000
  01/01/2010    to  12/31/2010       21.328810         23.566313         2,857.9130
  01/01/2011    to  12/31/2011       23.566313         21.506687         2,417.5956
============   ==== ==========       =========         =========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       43.967239         47.819604           745.9480
  01/01/2005    to  12/31/2005       47.819604         49.535976         4,252.9095
  01/01/2006    to  12/31/2006       49.535976         58.293183         4,006.4906
  01/01/2007    to  12/31/2007       58.293183         57.917823         3,659.4928
  01/01/2008    to  12/31/2008       57.917823         32.495290           761.7135
  01/01/2009    to  12/31/2009       32.495290         41.411678           727.5900
  01/01/2010    to  12/31/2010       41.411678         46.694169           700.5489
  01/01/2011    to  12/31/2011       46.694169         46.117125         2,051.3152
============   ==== ==========       =========         =========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       21.275514         24.423028         9,931.6985
  01/01/2005    to  12/31/2005       24.423028         26.401650        25,153.7669
  01/01/2006    to  12/31/2006       26.401650         31.461875        20,672.8692
  01/01/2007    to  12/31/2007       31.461875         35.637790        11,312.6355
  01/01/2008    to  12/31/2008       35.637790         20.846228         7,098.4038
  01/01/2009    to  12/31/2009       20.846228         28.030564         7,128.3500
  01/01/2010    to  12/31/2010       28.030564         29.815533         6,721.5857
  01/01/2011    to  12/31/2011       29.815533         26.143959         5,904.6083
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.026246          6.987538        33,522.6656
  01/01/2009    to  12/31/2009        6.987538          8.866651        75,093.8700
  01/01/2010    to  12/31/2010        8.866651          9.757837        88,181.5981
  01/01/2011    to  12/31/2011        9.757837          9.370880        93,798.8099
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.432410          6.337908        10,211.0993
  01/01/2009    to  12/31/2009        6.337908          8.335439       109,736.4600
  01/01/2010    to  12/31/2010        8.335439          9.281394       147,402.8344
  01/01/2011    to  12/31/2011        9.281394          8.676032       135,724.4776
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.629980          7.658954         3,130.1184
  01/01/2009    to  12/31/2009        7.658954          9.273025         9,941.4400
  01/01/2010    to  12/31/2010        9.273025          9.999953        26,417.7997
  01/01/2011    to  12/31/2011        9.999953          9.830917       109,800.4259
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.424258         14.218141       133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490       132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296       120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910        89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964        82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766        82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545        68,899.2780
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       14.933150         20.407953         7,676.1676
  01/01/2005    to  04/30/2005       20.407953         19.541200             0.0000
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.223524         12.728544       284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960       246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130       212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736       187,394.0707
  01/01/2009    to  12/31/2009        9.341736         12.265817       182,110.0800
  01/01/2010    to  12/31/2010       12.265817         15.186300       165,408.7737
  01/01/2011    to  12/31/2011       15.186300         14.739946       134,849.2268
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.332967         13.993581        14,520.0855
  01/01/2005    to  04/30/2005       13.993581         11.997312             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.191695         15.202206         127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464         115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579         114,170.5400
  01/01/2010    to  12/31/2010       12.348579         14.886019         109,284.5743
  01/01/2011    to  12/31/2011       14.886019         13.835741         107,341.0730
============   ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.172147         14.068303             401.1172
  01/01/2005    to  12/31/2005       14.068303         15.155264             787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858           1,149.0406
  01/01/2007    to  04/27/2007       17.044858         18.500037               0.0000
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.502177          7.043338         568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294         357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528         314,208.5349
  01/01/2009    to  12/31/2009        4.540528          5.923534         285,432.3300
  01/01/2010    to  12/31/2010        5.923534          7.194651         288,489.7542
  01/01/2011    to  12/31/2011        7.194651          7.288773         251,969.4597
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.391094         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760          20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104          29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516          14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176               0.0000
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.499951          8.286461           1,551.3443
  01/01/2005    to  12/31/2005        8.286461          8.692126           1,551.3443
  01/01/2006    to  04/30/2006        8.692126          9.069817           1,551.3443
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535         258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745         241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277         212,340.3144
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  05/01/2004    to  12/31/2004       13.812031         14.788979          11,220.9335
  01/01/2005    to  04/30/2005       14.788979         14.294863               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT
(SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       14.849635         15.931923               0.0000
  01/01/2005    to  04/30/2005       15.931923         15.296730               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271          23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204          60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364          57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573          49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284          33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550          32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440          29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298          26,960.7934
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399          9.734008          10,384.0622
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034          39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524          67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999          75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930          74,870.5751
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.627398          8.115896           17,594.1835
  01/01/2005    to  12/31/2005        8.115896         10.147894           40,247.3676
  01/01/2006    to  12/31/2006       10.147894         12.754275           36,673.0059
  01/01/2007    to  12/31/2007       12.754275         16.115145           21,684.6794
  01/01/2008    to  04/25/2008       16.115145         14.646315                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856          426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118          342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096          310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567          278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126          216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051          202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584          191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702          186,638.6378
============   ==== ==========       =========         =========        ==============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.644194          9.566957            2,507.1453
  01/01/2005    to  12/31/2005        9.566957          9.817471            5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526            7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969            8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950            7,438.5680
  01/01/2009    to  12/31/2009        6.606950         10.195369           22,981.4400
  01/01/2010    to  12/31/2010       10.195369         13.213470           24,775.4986
  01/01/2011    to  12/31/2011       13.213470         12.067801           25,491.8937
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.747306          8.199570        1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977          892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595          910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273          808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726          694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833          633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296          564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428          447,345.5818
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.483951         11.863917         812,494.9265
   01/01/2005                             to  12/31/2005       11.863917         11.902882         646,631.6028
   01/01/2006                             to  12/31/2006       11.902882         12.207117         585,550.2474
   01/01/2007                             to  12/31/2007       12.207117         12.882116         542,542.4162
   01/01/2008                             to  12/31/2008       12.882116         12.690839         525,723.3894
   01/01/2009                             to  12/31/2009       12.690839         14.697007         437,952.3100
   01/01/2010                             to  12/31/2010       14.697007         15.598687         431,203.4314
   01/01/2011                             to  12/31/2011       15.598687         15.791031         412,049.5206
=============                            ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       13.976263         14.394588          13,064.1492
=============                            ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       12.413929         15.168928               0.0000
   01/01/2010                             to  12/31/2010       15.168928         17.254736           1,163.5509
   01/01/2011                             to  12/31/2011       17.254736         16.105760           2,767.7242
=============                            ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.505123         11.236317           8,070.8003
   01/01/2005                             to  12/31/2005       11.236317         11.632206          17,634.9674
   01/01/2006                             to  12/31/2006       11.632206         12.536329          23,604.9966
   01/01/2007                             to  12/31/2007       12.536329         12.259389          25,047.0725
   01/01/2008                             to  12/31/2008       12.259389          7.167903          19,566.9589
   01/01/2009                             to  05/01/2009        7.167903          7.075613               0.0000
=============                            ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.251352         15.265149             162.0794
=============                            ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.117411           2,037.4350
   01/01/2006                             to  12/31/2006       10.117411         11.091625          22,829.8775
   01/01/2007                             to  12/31/2007       11.091625         11.469258          69,815.5955
   01/01/2008                             to  12/31/2008       11.469258          8.432783          71,923.5862
   01/01/2009                             to  12/31/2009        8.432783         10.333264         132,301.2500
   01/01/2010                             to  12/31/2010       10.333264         11.379773         136,206.6114
   01/01/2011                             to  12/31/2011       11.379773         11.284525          98,475.4672
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.155537             0.0000
  01/01/2006    to  12/31/2006       10.155537         11.344850        17,513.4697
  01/01/2007    to  12/31/2007       11.344850         11.755582        33,061.0998
  01/01/2008    to  12/31/2008       11.755582          7.731161        30,142.2722
  01/01/2009    to  12/31/2009        7.731161          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       42.529947         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089       206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743       186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910       153,239.0111
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       41.168501         44.539971           189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065           254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969           461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079         1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605           461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453           189.3900
  01/01/2010    to  04/30/2010       36.936453         39.397638             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.180690          6.981901       591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952       598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513       573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318       445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999       372,477.3486
  01/01/2009    to  12/31/2009        5.580999          7.966011       336,984.3600
  01/01/2010    to  12/31/2010        7.966011          9.979980       318,046.1811
  01/01/2011    to  12/31/2011        9.979980          9.631171       228,074.6144
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.867701         14.131572         462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689         377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216         345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972         299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231         230,552.8383
  01/01/2009    to  12/31/2009       11.644231         14.447080         219,343.5800
  01/01/2010    to  12/31/2010       14.447080         16.995902         195,635.3734
  01/01/2011    to  12/31/2011       16.995902         15.178255         176,077.4655
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811          40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440          89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762          97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498         121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604         115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092         134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265         122,356.7310
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.074965         12.609500               0.0000
  01/01/2005    to  12/31/2005       12.609500         14.548836           4,498.4636
  01/01/2006    to  12/31/2006       14.548836         16.592341           4,479.0567
  01/01/2007    to  12/31/2007       16.592341         17.917514               0.0000
  01/01/2008    to  12/31/2008       17.917514          9.801848             625.1110
  01/01/2009    to  12/31/2009        9.801848         11.722204             625.1100
  01/01/2010    to  12/31/2010       11.722204         12.290858             625.1110
  01/01/2011    to  12/31/2011       12.290858          9.631917             625.1110
============   ==== ==========       =========         =========         ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       40.305838         40.312488             926.6569
  01/01/2005    to  12/31/2005       40.312488         40.408096          11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976          10,950.3513
  01/01/2007    to  12/31/2007       41.289976         42.948359           3,865.0606
  01/01/2008    to  12/31/2008       42.948359         40.593524           6,242.2139
  01/01/2009    to  12/31/2009       40.593524         43.487373           3,752.6900
  01/01/2010    to  12/31/2010       43.487373         46.112048           5,639.2894
  01/01/2011    to  12/31/2011       46.112048         48.098979           5,563.1659
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.415159         10.576973                0.0000
   01/01/2010                             to  12/31/2010       10.576973         12.434974                0.0000
   01/01/2011                             to  12/31/2011       12.434974         11.109835                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.171468         13.963702                0.0000
   01/01/2007                             to  12/31/2007       13.963702         15.332447                0.0000
   01/01/2008                             to  12/31/2008       15.332447          8.628179                0.0000
   01/01/2009                             to  05/01/2009        8.628179          8.192498                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       14.445320         15.046857                0.0000
   01/01/2008                             to  12/31/2008       15.046857          8.456209                0.0000
   01/01/2009                             to  05/01/2009        8.456209          8.024685                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       18.567621         19.814670                0.0000
   01/01/2005                             to  12/31/2005       19.814670         21.110699                0.0000
   01/01/2006                             to  12/31/2006       21.110699         21.969305                0.0000
   01/01/2007                             to  04/27/2007       21.969305         23.392674                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.759091          9.829291          137,056.0915
   01/01/2006                             to  12/31/2006        9.829291         10.083745          359,479.0254
   01/01/2007                             to  12/31/2007       10.083745         10.369242          711,766.0045
   01/01/2008                             to  12/31/2008       10.369242         10.437994        1,031,846.0712
   01/01/2009                             to  12/31/2009       10.437994         10.267473          769,160.6400
   01/01/2010                             to  12/31/2010       10.267473         10.074225          674,565.5497
   01/01/2011                             to  12/31/2011       10.074225          9.885130          594,688.6211
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.834948          9.762657           93,724.0831
   01/01/2005                             to  04/30/2005        9.762657          9.759505                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186         1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573         1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373         1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708           927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580           803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658           737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141           674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763           559,819.5251
============   ==== ==========       =========         =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.545673         10.340233           480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694           397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731           361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321           327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117           283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267           280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672           270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850           237,971.4584
============   ==== ==========       =========         =========         ==============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.679209          9.577756             4,839.9460
  01/01/2005    to  12/31/2005        9.577756          9.810686            45,453.9805
  01/01/2006    to  12/31/2006        9.810686         10.562205            52,922.5019
  01/01/2007    to  12/31/2007       10.562205         10.809461            30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256            16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452            20,326.0100
  01/01/2010    to  12/31/2010        7.919452         10.206380            18,548.6878
  01/01/2011    to  12/31/2011       10.206380         10.289595            16,060.0629
============   ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.701841         11.455096           206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028           179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947           150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703           126,593.0513
  01/01/2009    to  12/31/2009        8.207703         10.140674           147,741.1000
  01/01/2010    to  12/31/2010       10.140674         11.391722           147,927.1408
  01/01/2011    to  12/31/2011       11.391722         11.360548           128,740.9148
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.805739         17.723119         1,222.1236
  01/01/2005    to  12/31/2005       17.723119         18.070456         1,641.7435
  01/01/2006    to  12/31/2006       18.070456         20.646753         1,362.6289
  01/01/2007    to  12/31/2007       20.646753         19.508247         1,863.6587
  01/01/2008    to  12/31/2008       19.508247         11.760306         1,645.8059
  01/01/2009    to  12/31/2009       11.760306         13.019861         1,645.8100
  01/01/2010    to  12/31/2010       13.019861         15.501370         1,645.8059
  01/01/2011    to  12/31/2011       15.501370         16.047806         1,645.8059
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.864795         11.734328        24,721.9804
  01/01/2005    to  12/31/2005       11.734328         12.242665        55,221.6127
  01/01/2006    to  12/31/2006       12.242665         13.560394       110,561.2758
  01/01/2007    to  12/31/2007       13.560394         14.527575        47,218.7462
  01/01/2008    to  12/31/2008       14.527575          8.266781        36,838.5979
  01/01/2009    to  12/31/2009        8.266781         11.602046        36,142.4400
  01/01/2010    to  12/31/2010       11.602046         13.289891        33,740.3895
  01/01/2011    to  12/31/2011       13.289891         12.866159        30,641.1739
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       46.042512         47.681186         8,475.3099
  01/01/2005    to  12/31/2005       47.681186         49.360843        21,155.8590
  01/01/2006    to  04/30/2006       49.360843         51.486019        23,357.0427
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945157         12.692750           342.5621
  01/01/2005    to  12/31/2005       12.692750         13.789115           482.5501
  01/01/2006    to  12/31/2006       13.789115         14.021175           454.7855
  01/01/2007    to  12/31/2007       14.021175         15.067202           430.6295
  01/01/2008    to  12/31/2008       15.067202          9.413845           398.9156
  01/01/2009    to  12/31/2009        9.413845         12.805266           361.6300
  01/01/2010    to  12/31/2010       12.805266         16.919654           332.2342
  01/01/2011    to  12/31/2011       16.919654         16.842100             3.5673
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.791140         18.798576             0.0000
  01/01/2005    to  12/31/2005       18.798576         18.918267         6,430.6321
  01/01/2006    to  12/31/2006       18.918267         19.458894         6,526.1565
  01/01/2007    to  12/31/2007       19.458894         19.797824         6,753.0942
  01/01/2008    to  12/31/2008       19.797824         16.467214             0.0000
  01/01/2009    to  12/31/2009       16.467214         21.310523             0.0000
  01/01/2010    to  12/31/2010       21.310523         23.513917             0.0000
  01/01/2011    to  12/31/2011       23.513917         24.418844         2,220.4119
============   ==== ==========       =========         =========        ===========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.512421         12.439516           124.3676
  01/01/2005    to  12/31/2005       12.439516         12.709595         9,943.7623
  01/01/2006    to  12/31/2006       12.709595         13.606588        14,828.3558
  01/01/2007    to  12/31/2007       13.606588         13.817546         5,945.7201
  01/01/2008    to  12/31/2008       13.817546         10.369482         5,086.2924
  01/01/2009    to  12/31/2009       10.369482         14.271125         4,867.9500
  01/01/2010    to  12/31/2010       14.271125         16.028055         4,450.9346
  01/01/2011    to  12/31/2011       16.028055         16.252344         3,986.9977
============   ==== ==========       =========         =========        ===========
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.788139         11.816788           269.4674
  01/01/2005    to  12/31/2005       11.816788         11.712494           269.4674
  01/01/2006    to  12/31/2006       11.712494         11.949803           269.4674
  01/01/2007    to  12/31/2007       11.949803         12.588195           269.4674
  01/01/2008    to  12/31/2008       12.588195         12.299047        12,647.2105
  01/01/2009    to  12/31/2009       12.299047         13.675088         2,752.3100
  01/01/2010    to  12/31/2010       13.675088         14.127371         2,746.2427
  01/01/2011    to  12/31/2011       14.127371         14.015805         6,137.3308
============   ==== ==========       =========         =========        ===========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.597247         12.611500           319.8593
  01/01/2005    to  12/31/2005       12.611500         12.806465           319.8593
  01/01/2006    to  12/31/2006       12.806465         14.438355           319.8593
  01/01/2007    to  12/31/2007       14.438355         15.136492           319.8593
  01/01/2008    to  12/31/2008       15.136492          8.519743           319.8593
  01/01/2009    to  07/17/2009        8.519743          8.451804             0.0000
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       12.912601         14.607642           121.1437
  01/01/2011    to  12/31/2011       14.607642         13.604676           121.0240
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       11.864131         13.471321              125.6145
  01/01/2005    to  12/31/2005       13.471321         14.824452              121.7053
  01/01/2006    to  12/31/2006       14.824452         15.339203              121.5971
  01/01/2007    to  12/31/2007       15.339203         15.622210              121.5067
  01/01/2008    to  12/31/2008       15.622210          8.346167              121.3809
  01/01/2009    to  12/31/2009        8.346167         11.362155              121.2600
  01/01/2010    to  09/24/2010       11.362155         12.956975                0.0000
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.667259          7.562984          697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201          601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762          598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724          574,376.1933
============   ==== ==========       =========         =========        ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000         10.307276           76,008.9107
  01/01/2007    to  12/31/2007       10.307276         11.001222          165,051.9380
  01/01/2008    to  11/07/2008       11.001222          6.643334                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.299198          8.243149        4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836        4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201        4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644        3,585,466.7004
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000         10.193383          157,630.6088
  01/01/2007    to  12/31/2007       10.193383         10.642630          568,103.2730
  01/01/2008    to  11/07/2008       10.642630          7.294075                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.555116         11.040211        1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478        1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449        1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887        1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442        1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503        1,530,248.3631
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.008494          7.920380         4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345         4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775         4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138         4,042,008.5957
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000         10.229648            96,957.4052
  01/01/2007    to  12/31/2007       10.229648         10.833360           412,212.7150
  01/01/2008    to  11/07/2008       10.833360          6.886100                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178         2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371         1,917,844.5505
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) DWS Variable Series II: DWS Government & Agency Securities Portfolio (closed effective May 1, 2002) (formerly Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (c) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Lord Abbett Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004), MFS (Reg. TM) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (d) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007).


The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account
Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Metropolitan Series Fund: MFS (Reg. TM) Research Managers Portfolio merged into Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust;
(f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1,

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg. TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg.
TM) Emerging Growth Series (closed effective May 1, 2004) was replaced with the
T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1,
2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.



Effective as of November 22, 2004, the following Investment Portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust:
PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust;
(e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B).



Effective as of April 30, 2007, Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B)

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).



Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series
Fund: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS (Reg. TM) Variable Insurance Trust: MFS (Reg. TM) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B).



Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Met Investors Series Trust merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class
B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).



Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.



Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class
B).


Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS (Reg. TM) Growth and Income Portfolio (Administrative Class) was liquidated.


Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).



Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).

APPENDIX B


PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)



AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


INVESCO V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.


FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


EQUITY-INCOME PORTFOLIO


SUBADVISER: FMR Co., Inc.



INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 (Reg. TM) Index.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.


MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.



CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.



JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.



MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.



METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B) (formerly Artio International Stock Portfolio)


SUBADVISER: Baillie Gifford Overseas Limited (formerly Artio Global Management,
LLC)


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.



BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC



INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.



T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.


T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.


WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


PIMCO HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


PIMCO LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


PUTNAM VT MULTI-CAP GROWTH FUND


INVESTMENT OBJECTIVE: The Putnam VT Multi-Cap Growth Fund seeks long-term capital appreciation.


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS


In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.



6-MONTH EDCA


The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0



* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA


The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0



* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 6%.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).



    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]







    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)



    Example
    -------



  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields Annuity Payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $793; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $919.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]







    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II



    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.




    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.



(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to
         $110,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;



   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to
         $120,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;



   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);

   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value



Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.   Lifetime Withdrawal Guarantee - Compounding Income Amount



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).



(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.



F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I. Enhanced GWB - How the Optional Reset Works (may be elected prior to age 86)



Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.



In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2012              $100,000
   B    Account Value                                 10/1/2013              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2013           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2014              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2014              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2014              $  9,000
   G    Percentage Reduction in Account               10/2/2014                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2014              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2014           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2014              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2012              $100,000
   B    Account Value                                      10/1/2013              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2013           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2014              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2014              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2014              $  9,000
   G    Percentage Reduction in Account                    10/2/2014                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2014              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2014           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2014              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2012             $100,000
    B    Account Value                           10/1/2013 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2013             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2013             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2013          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2014 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2014             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2014          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2014             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2014             $  9,000
    G    Percentage Reduction in Account                 10/2/2014                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2014             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2014          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2014          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2014             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).



   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT



   Example
   -------



   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 6% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------



  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.




   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.




   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.



(5) THE OPTIONAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



The effect of the Optional Step-Up election is:



     (1) The Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount



(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit I rider charge remains at its current level.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS B






                                                                  APRIL 30, 2012




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 52 investment choices -

a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.






AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):


     AllianceBernstein Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio


     Invesco Balanced-Risk Allocation Portfolio

     JPMorgan Global Active Allocation Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio

     Met/Templeton International Bond Portfolio*


     MetLife Balanced Plus Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Pyramis (Reg. TM) Government Income Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*



*These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 84 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2012

TABLE OF CONTENTS                        PAGE






INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Market Timing...................... 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 18
     Allocation of Purchase Payments.... 18
     Investment Allocation Restrictions
       for Certain Riders............... 19
     Free Look.......................... 22
     Accumulation Units................. 22
     Account Value...................... 22
     Replacement of Contracts........... 22
3. INVESTMENT OPTIONS................... 23
     Description of the MetLife Asset
       Allocation Program............... 26
     Description of the Met/Franklin
       Templeton Founding Strategy
       Portfolio........................ 26
     Description of the SSgA ETF         26
       Portfolios Transfers............. 27
     Dollar Cost Averaging Programs..... 30
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 32
     Substitution of Investment Options. 32
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Lifetime Income Solution and
       Guaranteed Minimum Income
       Benefit - Rider Charge........... 34
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 35
     Withdrawal Charge.................. 36
     Reduction or Elimination of the
       Withdrawal Charge................ 37
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 38
     Investment Portfolio Expenses...... 38
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 38
     Annuity Date....................... 38
     Annuity Payments................... 39
     Annuity Options.................... 39
     Variable Annuity Payments.......... 41


     Fixed Annuity Payments............. 41
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or
       Transfers........................ 43
7. LIVING BENEFITS...................... 43
     Overview of Living Benefit Riders.. 43
     Guaranteed Income Benefits......... 44
     Description of LIS Plus II......... 45
     Description of LIS Plus I.......... 51
     Description of LIS................. 52
     Guaranteed Withdrawal Benefits..... 53
     Description of the Lifetime
       Withdrawal Guarantee II.......... 55
     Description of the Lifetime
       Withdrawal Guarantee I........... 60
     Description of the Guaranteed
       Withdrawal Benefit I............. 62
8. PERFORMANCE.......................... 64
9. DEATH BENEFIT........................ 65
     Upon Your Death.................... 65
     Standard Death Benefit - Principal
       Protection....................... 65
     Optional Death Benefit - Annual
       Step-Up.......................... 66
     Optional Death Benefit - Enhanced
       Death Benefit II................. 66
     Optional Death Benefit -
       Compounded-Plus.................. 70
     Additional Death Benefit -
       Earnings Preservation Benefit.... 71
     General Death Benefit Provisions... 72
     Spousal Continuation............... 72
     Death of the Annuitant............. 73
     Controlled Payout.................. 73
10. FEDERAL INCOME TAX STATUS........... 73
     Taxation of Non-Qualified
       Contracts........................ 74
     Taxation of Qualified Contracts.... 76
     Puerto Rico Tax Considerations..... 79
     Tax Benefits Related to the Assets
       of the Separate Account.......... 79
     Possible Tax Law Changes........... 79
11. OTHER INFORMATION................... 79
     MetLife Investors.................. 79
     The Separate Account............... 80
     Distributor........................ 80
     Selling Firms...................... 81
     Requests and Elections............. 82
     Ownership.......................... 83
     Legal Proceedings.................. 83
     Financial Statements............... 84

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  84
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Description of GMIB................ D-1
APPENDIX E.............................. E-1
     Lifetime Income Solution Examples.. E-1
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit
       Examples......................... F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                        PAGE

Account Value............................................................ 22
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 22
Annual Benefit Payment............................................ 56 and 62
Annuitant................................................................ 83
Annuity Date............................................................. 38
Annuity Options.......................................................... 39
Annuity Payments......................................................... 38
Annuity Units............................................................ 39
Beneficiary.............................................................. 83
Benefit Base............................................................. 62
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 66
Fixed Account............................................................ 17
Good Order............................................................... 82
Guaranteed Withdrawal Amount............................................. 63
GWB Withdrawal Rate...................................................... 62
Income Base............................................. 45 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 23
Joint Owners............................................................. 83
Non-Qualified Contract................................................... 73
Owner.................................................................... 83
Purchase Payment......................................................... 18
Qualified Contract....................................................... 73
Remaining Guaranteed Withdrawal Amount................................... 55
Separate Account......................................................... 80
Total Guaranteed Withdrawal Amount....................................... 55

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the

Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811



ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.




--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)


--------------------------------------------------------------------------------




















Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")




      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7

                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)


(as a percentage of average Account Value in the Separate Account)





Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(Note 4)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits (Note 5)



--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
T. Rowe Price Large Cap Value Portfolio (Class B).



Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)




LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  (as a percentage of the Income Base
  (Note 2))
  LIS Plus II and LIS Plus I -  maximum  1.50%
  charge
  LIS Plus II and LIS Plus I -  current  1.00%
  charge

  LIS                                    0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  (as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.25%
  Single Life version -  current charge  0.65%
  Joint Life version -  maximum charge   1.50%
  Joint Life version -  current charge   0.85%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
  (as a percentage of the Guaranteed     0.25%
  Withdrawal Amount (Note 4))


   -----------------------------------------------------------------------------





Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")


Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

ENHANCED DEATH BENEFIT II RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 5))

  Enhanced Death Benefit II -  maximum   1.50%
  charge
  Enhanced Death Benefit II (issue age   0.60%
  69 or younger) -  current charge
  Enhanced Death Benefit II (issue age   1.15%
  70-75) -  current charge


   -----------------------------------------------------------------------------





Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II." The Enhanced Death Benefit II rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                         Minimum     Maximum
                                         ----        ----

Total Annual Investment Portfolio        0.59%       1.34%
  Operating Expenses (expenses that are
deducted from Investment Portfolio
assets, including management fees,
12b-1/service fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.







                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.53%        0.25%          0.02%      0.00%      0.80%          -          0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -          0.99%
  Capitalization
 Fund
 American Funds Growth Fund                0.32%        0.25%          0.02%      0.00%      0.59%          -          0.59%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.64%        0.25%          0.12%      0.02%      1.03%       0.00%         1.03%
  Allocation
 Portfolio
 AQR Global Risk Balanced Porfolio         0.63%        0.25%          0.30%      0.08%      1.26%       0.00%         1.26%
 BlackRock Global Tactical Strategies      0.68%        0.25%          0.03%      0.16%      1.12%       0.00%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 BlackRock Large Cap Core Portfolio        0.59%        0.25%          0.05%      0.01%      0.90%       0.01%         0.89%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.06%      0.00%      0.92%          -          0.92%
 Dreman Small Cap Value Portfolio          0.78%        0.25%          0.07%      0.07%      1.17%       0.00%         1.17%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.15%      0.10%      1.16%       0.00%         1.16%
  Portfolio
 JPMorgan Global Active Allocation         0.78%        0.25%          0.11%      0.00%      1.14%       0.00%         1.14%
  Portfolio
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%          -          1.00%
 Legg Mason ClearBridge Aggressive         0.62%        0.25%          0.03%      0.00%      0.90%          -          0.90%
  Growth
 Portfolio
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.04%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.06%      0.00%      0.98%       0.02%         0.96%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.09%      0.00%      0.84%       0.03%         0.81%
 Portfolio
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.07%      0.00%      1.12%       0.00%         1.12%
 Met/Templeton Growth Portfolio            0.68%        0.25%          0.14%      0.00%      1.07%       0.02%         1.05%
 Met/Templeton International Bond          0.60%        0.25%          0.14%      0.00%      0.99%          -          0.99%
  Portfolio
 MetLife Balanced Plus Portfolio           0.27%        0.25%          0.02%      0.46%      1.00%       0.00%         1.00%
 MFS (Reg. TM) Emerging Markets Equity     0.92%        0.25%          0.17%      0.00%      1.34%          -          1.34%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.09%      0.00%      1.02%       0.06%         0.96%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.65%        0.25%          0.07%      0.00%      0.97%       0.01%         0.96%
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%          -          0.76%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.00%          0.05%      0.00%      0.69%       0.01%         0.68%
 Pioneer Strategic Income Portfolio        0.58%        0.00%          0.06%      0.00%      0.64%          -          0.64%
 Pyramis (Reg. TM) Government Income       0.46%        0.25%          0.13%      0.00%      0.84%       0.00%         0.84%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.66%        0.25%          0.12%      0.00%      1.03%       0.00%         1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.01%         0.85%

                                                                                                                         NET
                                                                                 ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                   FUND       ANNUAL      EXPENSE      ANNUAL
                                         MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                            FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                        ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.01%         0.61%
 BlackRock Legacy Large Cap Growth        0.71%        0.00%          0.02%      0.00%      0.73%       0.01%         0.72%
 Portfolio
 BlackRock Money Market Portfolio         0.33%        0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio            0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                0.62%        0.25%          0.02%      0.00%      0.89%       0.07%         0.82%
 Loomis Sayles Small Cap Growth           0.90%        0.25%          0.06%      0.00%      1.21%       0.08%         1.13%
  Portfolio
 Met/Dimensional International Small      0.81%        0.25%          0.21%      0.00%      1.27%       0.01%         1.26%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio     0.54%        0.25%          0.05%      0.00%      0.84%          -          0.84%
 MFS (Reg. TM) Value Portfolio            0.70%        0.25%          0.03%      0.00%      0.98%       0.13%         0.85%
 Oppenheimer Global Equity Portfolio      0.52%        0.25%          0.10%      0.00%      0.87%          -          0.87%
 Van Eck Global Natural Resources         0.78%        0.25%          0.04%      0.02%      1.09%         __          1.09%
  Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio     0.06%        0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio      0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Balanced Strategy Portfolio      0.05%        0.25%          0.01%      0.67%      0.98%          -          0.98%
 MetLife Growth Strategy Portfolio        0.06%        0.25%          0.00%      0.76%      1.07%          -          1.07%
 MetLife Aggressive Strategy Portfolio    0.09%        0.25%          0.01%      0.75%      1.10%       0.00%         1.10%
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding          0.05%        0.25%          0.01%      0.83%      1.14%       0.01%         1.13%
  Strategy
 Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio     0.31%        0.25%          0.01%      0.21%      0.78%          -          0.78%
 SSgA Growth ETF Portfolio                0.32%        0.25%          0.03%      0.24%      0.84%          -          0.84%





The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Investment Portfolio invests in other underlying portfolios, the Investment Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit, and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,211      (a)$2,094      (a)$2,989      (a)$5,459
    minimum       (b)$1,136      (b)$1,870      (b)$2,617      (b)$4,723


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$511      (a)$1,554      (a)$2,629      (a)$5,459
    minimum       (b)$436      (b)$1,330      (b)$2,257      (b)$4,723



CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:





                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$993      (a)$1,436      (a)$1,882      (a)$3,192
    minimum       (b)$918      (b)$1,207      (b)$1,492      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$293      (a)$896     (a)$1,522      (a)$3,192
    minimum       (b)$218      (b)$667     (b)$1,132      (b)$2,371



The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING



We have policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Investment Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular Investment Portfolios made by Owners within given periods of time and/or investigating transfer activity identified by the Investment Portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional Purchase Payments.


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.




o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or an additional Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o You can make additional Purchase Payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.



o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or Purchase Payment and to limit future Purchase Payments.



TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.



ALLOCATION OF PURCHASE PAYMENTS



When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:

o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the LIS Plus II rider, the LIS Plus I rider, or the Lifetime Withdrawal Guarantee II rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for Certain Riders" until the rider terminates.


If you choose the the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I."


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



ALLOCATION. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
             ------



(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio and the Met/Franklin Templeton Founding Strategy Portfolio.


OR


(B) You must allocate:



o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Pyramis (Reg. TM) Government Income Portfolio



Platform 2
----------



     AllianceBernstein Global Dynamic Allocation Portfolio


     American Funds Global Growth Fund

     American Funds Growth Fund


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     BlackRock Legacy Large Cap Growth Portfolio

     Davis Venture Value Portfolio


     Invesco Balanced-Risk Allocation Portfolio

     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio


     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     Met/Templeton Growth Portfolio

     MetLife Aggressive Strategy Portfolio


     MetLife Balanced Plus Portfolio


     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Total Return Portfolio

     MFS (Reg. TM) Value Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Oppenheimer Global Equity Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio


     Schroders Global Multi-Asset Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Van Eck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.



The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:




1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and



2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.



The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).



EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.



ACCOUNT VALUE



ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.



REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3. INVESTMENT OPTIONS


The contract offers 51 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio


     Invesco Balanced-Risk Allocation Portfolio

     JPMorgan Global Active Allocation Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio

     Met/Templeton International Bond Portfolio*


     MetLife Balanced Plus Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Pyramis (Reg. TM) Government Income Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio (Class A)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other Investment Portfolios of Met Investors Series Trust or Metropolitan Series Fund (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



TRANSFERS


 GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.



o  Your request for transfer must clearly state how much the transfer is for.



o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).




o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios

     (including the Fixed Account) may be made by calling or writing our Annuity Service Center.



o If you have elected to add the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following Business Day.



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the

Lord Abbett Bond Debenture Portfolio, the Met/Templeton Growth Portfolio, the Met/Templeton International Bond Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Met/Dimensional International Small Company Portfolio, the Oppenheimer Global Equity Portfolio, and the Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the underlying Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Portfolios and there are no arrangements in place to permit any contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the market timing policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



DOLLAR COST AVERAGING PROGRAMS



We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus I, LIS Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.



THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider, the Fixed Account is available for automatic rebalancing.




EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



SUBSTITUTION OF INVESTMENT OPTIONS



If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.





4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES



SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:




      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.



Please check with your registered representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.

If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.



ACCOUNT FEE



During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.



LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE



We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are three different versions of the Lifetime Income Solution under this contract: the LIS Plus II, the LIS Plus I, and the LIS.


If you select an LIS rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the LIS rider are listed below.


The LIS rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If an LIS rider is terminated for the following reasons, no LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st birthday (for LIS Plus I or LIS Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to LIS Plus I and LIS Plus II).


The LIS rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the LIS rider with an Optional Step-Up feature (LIS Plus I and LIS Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)

We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)



LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I).


If you elected the GWB I rider or one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The GWB I and Lifetime Withdrawal Guarantee rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. The percentage charges for the GWB I rider and each version of the LWG riders are listed below.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee" below) equals zero. If there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value, whatever Account Value is available will be applied to pay the rider charge, and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. (See ""Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Compounding Income Amounts and Automatic Annual Step-Ups.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Optional Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT I RIDER - RIDER CHARGE. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of GWB I").



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then




3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest

     Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:




Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0


For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.



NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal

Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.



PREMIUM AND OTHER TAXES



We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.



TRANSFER FEE



We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES



We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



INVESTMENT PORTFOLIO EXPENSES



There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.





5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month following the Annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state.



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIFETIME INCOME SOLUTION, THE GUARANTEED MINIMUM INCOME BENEFIT, OR A GUARANTEED

WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER, AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIS PLUS II, LIS PLUS I, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS



You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or



o  a combination of both.



If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:




1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,



2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and



3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.



ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an Annuity Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.

If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.



In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider or LIS rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:



o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS, GMIB or GWB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:



o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")



o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchased the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.





7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus I and LIS Plus II)


o  Lifetime Income Solution (LIS)



Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.



Guaranteed Withdrawal Benefits
------------------------------


o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)

o  Lifetime Withdrawal Guarantee II (LWG II)



The GWB I rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.



GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are three different versions of the Lifetime Income Solution under this contract: LIS Plus II, LIS Plus I, and LIS.



(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS



INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative LIS Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE LIS ANNUITY TABLE. The LIS Annuity Table is specified in the rider. For LIS Plus II in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on and before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For LIS Plus II and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.




If you exercise an LIS rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under an LIS rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.



LIS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS rider.



LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider.



(See Appendix E for examples of the LIS Plus rider.)


DESCRIPTION OF LIS PLUS II



The LIS Plus II rider is no longer available for purchase. The LIS Plus II rider is available only for Owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase

     Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and



    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or




(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or




(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

The Optional Step-Up:



(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;



(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:




(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and




(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account

Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply.



EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:




(1)    Life annuity with 5 years of Annuity Payments guaranteed.




(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the LIS Plus II rider.



The LIS Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.



For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------



o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.



TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;



    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);




    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus II (a pro rata portion of the rider charge will be assessed);




    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;




    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



    f)    The effective date of the Guaranteed Principal Option; or



    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus investment allocation restrictions, described above, will no longer apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.



To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the LIS Plus II.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:



(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.



(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.



(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.



For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(10) The LIS payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider on or before February 23, 2009,
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differences (4) through (8) above apply, and the following replaces differences
(9) and (10):


(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) The LIS payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.



DESCRIPTION OF LIS



The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



The LIS is otherwise identical to the LIS Plus I, with the following exceptions:



     (1) The rider charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:



    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii) of the "Income Base" section of "Description of LIS Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract

          Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.



(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:



    The 30th day following the contract anniversary prior to your 86th birthday.



(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.



(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS



We offered optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The guaranteed withdrawal benefit riders are no longer available for sale.



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)



If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS



MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The

GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE FOR THE GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.

(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal

Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.

o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.



If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:




(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);




(2) the date all of the Account Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);




(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;




(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



(6)    the effective date of the cancellation of the rider;



(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or



(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I



The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal.

However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    the AQR Global Risk Balanced Portfolio


    (c)    the BlackRock Global Tactical Strategies Portfolio


    (d)    the BlackRock Money Market Portfolio


    (e)    the Invesco Balanced-Risk Allocation Portfolio


    (f)    the JPMorgan Global Active Allocation Portfolio


    (g    the MetLife Balanced Plus Portfolio


    (h)    the MetLife Balanced Strategy Portfolio


    (i)    the MetLife Defensive Strategy Portfolio


    (j)    the MetLife Growth Strategy Portfolio


    (k)    the MetLife Moderate Strategy Portfolio


    (l)    the Met/Franklin Templeton Founding Strategy Portfolio


    (m)    the Pyramis (Reg. TM) Government Income Portfolio


    (n)    the Schroders Global Multi-Asset Portfolio


    (o)    the SSgA Growth and Income ETF Portfolio


    (p)    the SSgA Growth ETF Portfolio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment

Portfolios are one or more of the above listed Investment Portfolios.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for sale.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:



o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT

YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.



TERMINATION. The GWB I rider will terminate upon the earliest of:



(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason;



(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.



ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.





8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


 If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit II rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are age 75 or younger at the effective date of your contract, you may select the Enhanced Death Benefit II rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:



(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP



You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or



(3)    the highest anniversary value, as defined below.



On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix G for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any other living benefit rider or death benefit rider. The EDB II rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and



    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or




(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5%

(item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.



TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:



a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);




b) The date there are insufficient funds to deduct the rider charge from your Account Value;




c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);




d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);




e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);

f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


(See Appendix G for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II



For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.



Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.



To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.



OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:




         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and



(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:



(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.





                            Benefit
   Issue Age             Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%



If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).



GENERAL DEATH BENEFIT PROVISIONS



The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS



NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.



The following discussion generally applies to Non-Qualified Contracts owned by natural persons.



WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;



o  made on or after the death of an Owner;



o  attributable to the taxpayer's becoming disabled;



o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or



o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity

Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.


Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.



TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.



WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.



FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT



We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with

Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, and the American Funds Growth Fund for the services it provides in marketing the Funds' shares in connection with the contract.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales or Account Values of our variable insurance contracts. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2011, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP



OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.



These rights include the right to:



o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).



o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.235947         26.149010           861.5671
  01/01/2007    to  12/31/2007       26.149010         29.641952        11,517.4827
  01/01/2008    to  12/31/2008       29.641952         18.025780        41,611.8524
  01/01/2009    to  12/31/2009       18.025780         25.320193        90,301.0800
  01/01/2010    to  12/31/2010       25.320193         27.929048       160,043.7115
  01/01/2011    to  12/31/2011       27.929048         25.119218       194,644.1105
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.313630         16.369128        10,521.5477
  01/01/2009    to  12/31/2009       16.369128         26.061916        23,496.3200
  01/01/2010    to  12/31/2010       26.061916         31.491718        39,475.0448
  01/01/2011    to  12/31/2011       31.491718         25.134436        57,839.0416
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      172.887356        100.034860         5,404.8232
  01/01/2009    to  12/31/2009      100.034860        137.659399        19,333.3600
  01/01/2010    to  12/31/2010      137.659399        161.266585        31,218.7574
  01/01/2011    to  12/31/2011      161.266585        152.379594        36,559.3434
============   ==== ==========      ==========        ==========       ============
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.607704         18.432949       126,101.1000
  01/01/2010    to  12/31/2010       18.432949         21.064711       153,932.7576
  01/01/2011    to  12/31/2011       21.064711         21.280670        75,345.9362
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.160666          8.577288         1,831.1200
  01/01/2010    to  12/31/2010        8.577288          9.513432        23,429.4289
  01/01/2011    to  12/31/2011        9.513432          9.407265        33,444.3547
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.214073          9.419490       154,187.2780
  01/01/2009    to  12/31/2009        9.419490         12.527414       160,189.2800
  01/01/2010    to  12/31/2010       12.527414         14.357371       156,170.0263
  01/01/2011    to  12/31/2011       14.357371         13.380587       164,363.9824
============   ==== ==========       =========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.316852          9.879708         2,385.3885
  01/01/2009    to  12/31/2009        9.879708         12.558113        17,609.4000
  01/01/2010    to  12/31/2010       12.558113         14.782097        25,578.7162
  01/01/2011    to  12/31/2011       14.782097         13.079663        28,260.0262
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.746898         15.756529       131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726       153,906.5093
  01/01/2009    to  12/31/2009        9.595726         12.953774       152,000.2600
  01/01/2010    to  12/31/2010       12.953774         15.709433       142,323.9004
  01/01/2011    to  12/31/2011       15.709433         14.688795       126,179.1685
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.771613         14.819977         7,447.7792
  01/01/2005    to  12/31/2005       14.819977         16.060762        11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642        28,486.8134
  01/01/2007    to  04/27/2007       18.171642         19.761608             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.410889         12.093953           906.7515
  01/01/2007    to  04/27/2007       12.093953         13.363463             0.0000
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.555374          7.759761       182,272.4032
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.422245         11.180916        20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877        22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552        31,692.2665
  01/01/2009    to  12/31/2009        4.651552          6.334860        52,849.6900
  01/01/2010    to  12/31/2010        6.334860          6.711722        88,489.0988
  01/01/2011    to  04/29/2011        6.711722          7.138968             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
  01/01/2009    to  12/31/2009       15.691614         21.184702       612,561.6200
  01/01/2010    to  12/31/2010       21.184702         23.622434       587,544.1006
  01/01/2011    to  12/31/2011       23.622434         24.357741       519,164.0967
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009        82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379       199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591       540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108       559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461       532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283       498,570.9496
  01/01/2009    to  12/31/2009       16.783283         20.962355       484,186.6300
  01/01/2010    to  12/31/2010       20.962355         25.973885       457,734.9255
  01/01/2011    to  12/31/2011       25.973885         24.690934       413,436.2833
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009        82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621        34,235.0737
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          6.604697           70,591.0452
  01/01/2009    to  12/31/2009        6.604697          8.141697          370,610.8500
  01/01/2010    to  12/31/2010        8.141697          8.922471          652,603.8249
  01/01/2011    to  12/31/2011        8.922471          8.759302          764,814.1768
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          7.038489          417,605.7008
  01/01/2009    to  12/31/2009        7.038489          8.931219        1,251,328.9000
  01/01/2010    to  12/31/2010        8.931219          9.701527        1,364,370.0984
  01/01/2011    to  12/31/2011        9.701527          9.407894        1,357,682.8017
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.800194         12.221348           27,541.0194
  01/01/2011    to  12/31/2011       12.221348         12.023913           30,025.0902
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          6.573813            5,776.5837
  01/01/2009    to  12/31/2009        6.573813          8.605643           24,685.5000
  01/01/2010    to  12/31/2010        8.605643          9.145106           49,193.8736
  01/01/2011    to  12/31/2011        9.145106          8.404631          108,223.6557
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.006765         18.820644           24,080.0341
  01/01/2007    to  12/31/2007       18.820644         19.012256           43,957.9671
  01/01/2008    to  12/31/2008       19.012256         10.823399           38,964.7134
  01/01/2009    to  12/31/2009       10.823399         14.006550           35,409.6600
  01/01/2010    to  12/31/2010       14.006550         14.848034           32,443.0967
  01/01/2011    to  04/29/2011       14.848034         16.571327                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168          212,896.0530
  01/01/2009    to  12/31/2009        6.206168         10.349730          500,738.8100
  01/01/2010    to  12/31/2010       10.349730         12.632893          734,589.9684
  01/01/2011    to  12/31/2011       12.632893         10.137634          357,684.4013
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267         444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
  01/01/2009    to  12/31/2009       10.236813         13.294221         432,602.6600
  01/01/2010    to  12/31/2010       13.294221         14.619173         453,184.3811
  01/01/2011    to  12/31/2011       14.619173         12.884600         418,305.5153
============   ==== ==========       =========         =========       ==============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630          42,069.6855
  01/01/2005    to  12/31/2005        9.792630         10.109348          86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428         118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398         140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322         125,380.9788
  01/01/2009    to  12/31/2009        6.927322         10.754041         150,014.0500
  01/01/2010    to  12/31/2010       10.754041         14.021283         176,911.7335
  01/01/2011    to  12/31/2011       14.021283         12.882517         190,889.7965
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.962826          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
  01/01/2009    to  12/31/2009        5.532204          7.847238         458,516.6000
  01/01/2010    to  12/31/2010        7.847238          8.473780         442,541.7263
  01/01/2011    to  12/31/2011        8.473780          8.249075         394,919.7415
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
  01/01/2009    to  12/31/2009       13.269677         15.459765       3,388,891.8900
  01/01/2010    to  12/31/2010       15.459765         16.506947       2,601,342.1859
  01/01/2011    to  12/31/2011       16.506947         16.810768       4,369,826.5175
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.664335         15.152734         104,369.7194
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.457266         19.948784              656.7938
  01/01/2007    to  12/31/2007       19.948784         20.675226            1,840.8951
  01/01/2008    to  12/31/2008       20.675226         13.706280            3,276.8055
  01/01/2009    to  12/31/2009       13.706280         16.760730          145,024.2600
  01/01/2010    to  12/31/2010       16.760730         19.228180          145,301.6829
  01/01/2011    to  12/31/2011       19.228180         18.117226          136,373.2185
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.632445         11.417835          144,395.5413
  01/01/2005    to  12/31/2005       11.417835         11.891041          368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189          440,098.8173
  01/01/2007    to  12/31/2007       12.892189         12.683697          422,392.8319
  01/01/2008    to  12/31/2008       12.683697          7.460889          388,134.6867
  01/01/2009    to  05/01/2009        7.460889          7.379561                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.953016         16.069205            2,027.5711
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.351894         19.075652              154.3586
  01/01/2007    to  12/31/2007       19.075652         20.079392            1,103.7190
  01/01/2008    to  12/31/2008       20.079392         17.690409            1,724.1334
  01/01/2009    to  12/31/2009       17.690409         23.239747            6,778.1500
  01/01/2010    to  12/31/2010       23.239747         25.732673           14,587.6628
  01/01/2011    to  12/31/2011       25.732673         26.322918           13,168.1152
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.135072         10.046366        1,164,698.6100
  01/01/2010    to  12/31/2010       10.046366         11.320254        1,203,297.2382
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,205,631.5408
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.837293         10.600545        3,031,686.8500
  01/01/2010    to  12/31/2010       10.600545         11.744313        3,157,363.8325
  01/01/2011    to  12/31/2011       11.744313         11.715944        3,262,408.5909
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.791417         13.050909          354,047.1100
  01/01/2010    to  12/31/2010       13.050909         13.882186          468,983.9171
  01/01/2011    to  12/31/2011       13.882186         15.230028          498,093.5271
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.242312         47.937816         319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372         506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355         514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221         457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630         428,888.4437
  01/01/2009    to  12/31/2009       36.597630         42.769476         429,098.2600
  01/01/2010    to  12/31/2010       42.769476         49.402240         411,027.0587
  01/01/2011    to  12/31/2011       49.402240         46.809866         360,610.0337
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.386183         49.298756           1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076           3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262           3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029           6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766           6,193.7395
  01/01/2009    to  12/31/2009       32.878766         42.129339           5,489.3200
  01/01/2010    to  04/30/2010       42.129339         45.025051               0.0000
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
  01/01/2009    to  12/31/2009        7.311136          9.134319         654,150.8300
  01/01/2010    to  12/31/2010        9.134319         10.355646         694,766.4660
  01/01/2011    to  12/31/2011       10.355646         10.070573         660,317.2294
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.981915         46.209352          88,287.5867
  01/01/2006    to  12/31/2006       46.209352         47.501189         122,438.4329
  01/01/2007    to  12/31/2007       47.501189         49.707922          77,243.1931
  01/01/2008    to  12/31/2008       49.707922         47.265989          72,186.6628
  01/01/2009    to  12/31/2009       47.265989         50.940114          90,883.4000
  01/01/2010    to  12/31/2010       50.940114         54.339551         120,265.8542
  01/01/2011    to  12/31/2011       54.339551         57.021060         130,872.4351
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.129750         11.520590              644.7500
  01/01/2010    to  12/31/2010       11.520590         13.625764            6,047.7271
  01/01/2011    to  12/31/2011       13.625764         12.246868           10,303.1263
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.763356         16.500598                0.0000
  01/01/2008    to  12/31/2008       16.500598          9.341744                0.0000
  01/01/2009    to  12/31/2009        9.341744          8.887754                0.0000
  01/01/2010    to  12/31/2010        8.887754          8.887754                0.0000
  01/01/2011    to  12/31/2011        8.887754          8.887754                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221          517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141        1,219,381.8091
  01/01/2009    to  12/31/2009       10.914141         10.800453        1,108,920.4500
  01/01/2010    to  12/31/2010       10.800453         10.660952          791,077.1149
  01/01/2011    to  12/31/2011       10.660952         10.523629          722,672.9733
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.999714          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
  01/01/2009    to  12/31/2009        9.025430         11.744348        1,345,709.7400
  01/01/2010    to  12/31/2010       11.744348         12.962618        1,563,307.0915
  01/01/2011    to  12/31/2011       12.962618         12.260793        1,170,765.0988
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.787225         11.764232         523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780         613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520         417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138         409,304.1269
  01/01/2009    to  12/31/2009        8.198138         11.293795         442,216.3200
  01/01/2010    to  12/31/2010       11.293795         12.409247         411,348.6585
  01/01/2011    to  12/31/2011       12.409247         12.276458         355,159.3390
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.242724          4.432154          66,699.8018
  01/01/2005    to  04/30/2005        4.432154          4.077964             122.6102
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.631007         11.251048         214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750         218,660.9626
  01/01/2009    to  12/31/2009        6.517750          8.342795         212,467.5500
  01/01/2010    to  12/31/2010        8.342795         10.816575         194,627.1212
  01/01/2011    to  12/31/2011       10.816575         10.970270         185,371.8803
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.718625         14.281201           8,620.2200
  01/01/2010    to  12/31/2010       14.281201         17.281226           8,605.4646
  01/01/2011    to  12/31/2011       17.281226         14.286034          33,564.7410
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       37.396362         40.689761          28,439.7743
  01/01/2005    to  12/31/2005       40.689761         41.310730         110,864.8135
  01/01/2006    to  12/31/2006       41.310730         45.644853         128,873.5002
  01/01/2007    to  12/31/2007       45.644853         46.907209         131,177.4256
  01/01/2008    to  12/31/2008       46.907209         35.952599         122,762.3213
  01/01/2009    to  12/31/2009       35.952599         41.983902         123,914.6900
  01/01/2010    to  12/31/2010       41.983902         45.502285         133,180.9153
  01/01/2011    to  12/31/2011       45.502285         45.885492         121,812.8118
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.139546         11.263068           3,172.7078
  01/01/2009    to  12/31/2009       11.263068         13.406135          29,054.9700
  01/01/2010    to  12/31/2010       13.406135         14.712416         111,827.3428
  01/01/2011    to  12/31/2011       14.712416         14.615581         136,323.9431
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.483434         16.974149           14,665.2965
  01/01/2006    to  12/31/2006       16.974149         19.495245           32,764.3849
  01/01/2007    to  12/31/2007       19.495245         20.447007           35,283.3058
  01/01/2008    to  12/31/2008       20.447007         11.996626           37,678.4671
  01/01/2009    to  12/31/2009       11.996626         16.554845           42,648.7700
  01/01/2010    to  12/31/2010       16.554845         18.943773           60,064.4788
  01/01/2011    to  12/31/2011       18.943773         17.127829           68,586.4460
============   ==== ==========       =========         =========       ===============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.934533         18.854763           23,302.8975
  01/01/2011    to  12/31/2011       18.854763         15.508279           35,580.0950
============   ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.035463         13.280968           45,450.4162
  01/01/2005    to  12/31/2005       13.280968         13.831712          153,803.4383
  01/01/2006    to  12/31/2006       13.831712         16.226421          191,567.9772
  01/01/2007    to  12/31/2007       16.226421         16.526295          194,003.6416
  01/01/2008    to  12/31/2008       16.526295         11.232259          168,819.5194
  01/01/2009    to  12/31/2009       11.232259         14.130637          139,289.2600
  01/01/2010    to  12/31/2010       14.130637         15.706597          125,500.4311
  01/01/2011    to  12/31/2011       15.706597         15.802055          106,421.4068
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.473677         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
  01/01/2009    to  12/31/2009        7.754319         10.152970        2,495,516.9500
  01/01/2010    to  12/31/2010       10.152970         11.675624        2,315,027.9721
  01/01/2011    to  12/31/2011       11.675624         10.859463        2,094,628.1203
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.531194         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
  01/01/2009    to  12/31/2009        8.451645         10.706411       14,973,177.8600
  01/01/2010    to  12/31/2010       10.706411         12.003908       16,550,276.5524
  01/01/2011    to  12/31/2011       12.003908         11.647420       16,989,816.7331
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762           188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964           800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310         1,459,289.2595
  01/01/2009    to  12/31/2009        9.157310         11.109695         2,334,215.5600
  01/01/2010    to  12/31/2010       11.109695         12.161825         2,740,538.5835
  01/01/2011    to  12/31/2011       12.161825         12.218191         2,925,213.1822
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.150898         12.813215         4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565         7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740        14,788,093.7682
  01/01/2009    to  12/31/2009        8.120740         10.428495        15,338,430.2500
  01/01/2010    to  12/31/2010       10.428495         11.888337        14,568,943.4534
  01/01/2011    to  12/31/2011       11.888337         11.280553        13,717,285.7434
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632         1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163         2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726         3,036,575.9505
  01/01/2009    to  12/31/2009        8.854726         11.020404         3,870,580.0800
  01/01/2010    to  12/31/2010       11.020404         12.226944         4,641,933.6354
  01/01/2011    to  12/31/2011       12.226944         12.055244         4,757,301.0599
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       23.831437         24.675030             0.0000
  01/01/2007    to  12/31/2007       24.675030         27.802896         1,235.2419
  01/01/2008    to  12/31/2008       27.802896         16.805776         1,606.6364
  01/01/2009    to  12/31/2009       16.805776         23.465330         3,126.4100
  01/01/2010    to  12/31/2010       23.465330         25.728404         6,646.7231
  01/01/2011    to  12/31/2011       25.728404         23.001729         7,034.1588
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.431408         15.352892             0.0000
  01/01/2009    to  12/31/2009       15.352892         24.297822           509.0400
  01/01/2010    to  12/31/2010       24.297822         29.184689         1,300.0699
  01/01/2011    to  12/31/2011       29.184689         23.153893         1,501.3126
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      149.491833         86.145837             0.0000
  01/01/2009    to  12/31/2009       86.145837        117.837458           599.4000
  01/01/2010    to  12/31/2010      117.837458        137.220465         1,961.8679
  01/01/2011    to  12/31/2011      137.220465        128.884433         2,313.3440
============   ==== ==========      ==========        ==========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.537264         17.014752        20,244.2300
  01/01/2010    to  12/31/2010       17.014752         19.327799        25,974.5991
  01/01/2011    to  12/31/2011       19.327799         19.409454        11,984.7256
============   ==== ==========      ==========        ==========        ===========
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.698105          7.991560         1,340.6300
  01/01/2010    to  12/31/2010        7.991560          8.810799         3,640.4658
  01/01/2011    to  12/31/2011        8.810799          8.660451         4,766.2345
============   ==== ==========      ==========        ==========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.806356          9.158910        89,617.4257
  01/01/2009    to  12/31/2009        9.158910         12.107964        82,561.9300
  01/01/2010    to  12/31/2010       12.107964         13.793766        82,309.6616
  01/01/2011    to  12/31/2011       13.793766         12.778545        68,899.2780
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.079996          9.664542             0.0000
  01/01/2009    to  12/31/2009        9.664542         12.211100           358.7600
  01/01/2010    to  12/31/2010       12.211100         14.287731         3,827.9669
  01/01/2011    to  12/31/2011       14.287731         12.566704         5,314.5673
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.191695         15.202206       127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464       115,726.8586
  01/01/2009    to  12/31/2009        9.202464         12.348579       114,170.5400
  01/01/2010    to  12/31/2010       12.348579         14.886019       109,284.5743
  01/01/2011    to  12/31/2011       14.886019         13.835741       107,341.0730
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.172147         14.068303           401.1172
  01/01/2005    to  12/31/2005       14.068303         15.155264           787.0106
  01/01/2006    to  12/31/2006       15.155264         17.044858         1,149.0406
  01/01/2007    to  04/27/2007       17.044858         18.500037             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.340238         11.971352             0.0000
  01/01/2007    to  04/27/2007       11.971352         13.202176             0.0000
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.068179          7.288773       251,969.4597
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.391094         11.103240        15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680        19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760        20,973.1268
  01/01/2009    to  12/31/2009        4.563760          6.178104        29,851.2400
  01/01/2010    to  12/31/2010        6.178104          6.506516        14,538.1208
  01/01/2011    to  04/29/2011        6.506516          6.907176             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
  01/01/2009    to  12/31/2009       15.007127         20.139535         258,553.7800
  01/01/2010    to  12/31/2010       20.139535         22.322745         241,801.7927
  01/01/2011    to  12/31/2011       22.322745         22.880277         212,340.3144
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983           5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815          16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066          18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271          23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204          60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364          57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573          49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284          33,622.7596
  01/01/2009    to  12/31/2009       15.676284         19.462550          32,289.4000
  01/01/2010    to  12/31/2010       19.462550         23.971440          29,870.5828
  01/01/2011    to  12/31/2011       23.971440         22.651298          26,960.7934
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983           5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815          16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066          18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533               0.0000
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399          9.734008          10,384.0622
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.577412           1,004.1733
  01/01/2009    to  12/31/2009        6.577412          8.059563          16,371.4500
  01/01/2010    to  12/31/2010        8.059563          8.779668          64,159.7725
  01/01/2011    to  12/31/2011        8.779668          8.567648          64,238.6160
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          7.009436         5,864.3866
  01/01/2009    to  12/31/2009        7.009436          8.841161        15,243.2600
  01/01/2010    to  12/31/2010        8.841161          9.546299        36,074.6244
  01/01/2011    to  12/31/2011        9.546299          9.202085        33,200.1687
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.729080         12.099496             0.0000
  01/01/2011    to  12/31/2011       12.099496         11.832988             0.0000
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.546666             0.0000
  01/01/2009    to  12/31/2009        6.546666          8.518843         5,520.3700
  01/01/2010    to  12/31/2010        8.518843          8.998757         9,661.2341
  01/01/2011    to  12/31/2011        8.998757          8.220717        13,908.4197
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.705508         18.413863         2,128.7603
  01/01/2007    to  12/31/2007       18.413863         18.489436         4,096.4406
  01/01/2008    to  12/31/2008       18.489436         10.462470         4,366.4327
  01/01/2009    to  12/31/2009       10.462470         13.458480         3,641.6500
  01/01/2010    to  12/31/2010       13.458480         14.181769         2,194.9966
  01/01/2011    to  04/29/2011       14.181769         15.796821             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034        39,072.7258
  01/01/2009    to  12/31/2009        6.107034         10.123524        67,145.2700
  01/01/2010    to  12/31/2010       10.123524         12.282999        75,164.3209
  01/01/2011    to  12/31/2011       12.282999          9.797930        74,870.5751
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856       426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118       342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096       310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567       278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126       216,465.2524
  01/01/2009    to  12/31/2009        9.790126         12.638051       202,264.8100
  01/01/2010    to  12/31/2010       12.638051         13.814584       191,642.4258
  01/01/2011    to  12/31/2011       13.814584         12.102702       186,638.6378
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.644194          9.566957         2,507.1453
  01/01/2005    to  12/31/2005        9.566957          9.817471         5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526         7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969         8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950         7,438.5680
  01/01/2009    to  12/31/2009        6.606950         10.195369        22,981.4400
  01/01/2010    to  12/31/2010       10.195369         13.213470        24,775.4986
  01/01/2011    to  12/31/2011       13.213470         12.067801        25,491.8937
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.784877          8.424977       892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595       910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273       808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726       694,795.5012
  01/01/2009    to  12/31/2009        5.290726          7.459833       633,817.0300
  01/01/2010    to  12/31/2010        7.459833          8.007296       564,904.9151
  01/01/2011    to  12/31/2011        8.007296          7.748428       447,345.5818
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.483951         11.863917       812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116       542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839       525,723.3894
  01/01/2009    to  12/31/2009       12.690839         14.697007       437,952.3100
  01/01/2010    to  12/31/2010       14.697007         15.598687       431,203.4314
  01/01/2011    to  12/31/2011       15.598687         15.791031       412,049.5206
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       13.976263         14.394588        13,064.1492
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.150191         18.462497             0.0000
  01/01/2007    to  12/31/2007       18.462497         19.019708             0.0000
  01/01/2008    to  12/31/2008       19.019708         12.532986             0.0000
  01/01/2009    to  12/31/2009       12.532986         15.234270         9,438.8300
  01/01/2010    to  12/31/2010       15.234270         17.372554        13,763.8600
  01/01/2011    to  12/31/2011       17.372554         16.271072        13,353.0325
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.505123         11.236317         8,070.8003
  01/01/2005    to  12/31/2005       11.236317         11.632206        17,634.9674
  01/01/2006    to  12/31/2006       11.632206         12.536329        23,604.9966
  01/01/2007    to  12/31/2007       12.536329         12.259389        25,047.0725
  01/01/2008    to  12/31/2008       12.259389          7.167903        19,566.9589
  01/01/2009    to  05/01/2009        7.167903          7.075613             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.251352         15.265149           162.0794
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.434985         18.050638             0.0000
  01/01/2007    to  12/31/2007       18.050638         18.886190             0.0000
  01/01/2008    to  12/31/2008       18.886190         16.539335         1,356.7035
  01/01/2009    to  12/31/2009       16.539335         21.597754         1,355.3400
  01/01/2010    to  12/31/2010       21.597754         23.771560         3,577.0175
  01/01/2011    to  12/31/2011       23.771560         24.171770         3,564.8298
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.961339          9.793017        39,785.6200
  01/01/2010    to  12/31/2010        9.793017         10.968839        35,084.5654
  01/01/2011    to  12/31/2011       10.968839         10.533663        47,673.6248
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.648611         10.333264       132,301.2500
  01/01/2010    to  12/31/2010       10.333264         11.379773       136,206.6114
  01/01/2011    to  12/31/2011       11.379773         11.284525        98,475.4672
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.373561         12.538680       303,299.6900
  01/01/2010    to  12/31/2010       12.538680         13.257567       279,802.5113
  01/01/2011    to  12/31/2011       13.257567         14.458039       263,365.7084
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       42.529947         46.960946         344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968         250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435         223,483.9704
  01/01/2009    to  12/31/2009       35.000435         40.658089         206,660.7900
  01/01/2010    to  12/31/2010       40.658089         46.682743         186,060.2686
  01/01/2011    to  12/31/2011       46.682743         43.968910         153,239.0111
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       41.168501         44.539971             189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065             254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969             461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079           1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605             461.1372
  01/01/2009    to  12/31/2009       28.999605         36.936453             189.3900
  01/01/2010    to  04/30/2010       36.936453         39.397638               0.0000
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811          40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440          89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762          97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498         121,874.5307
  01/01/2009    to  12/31/2009        7.151498          8.882604         115,859.6000
  01/01/2010    to  12/31/2010        8.882604         10.012092         134,912.7882
  01/01/2011    to  12/31/2011       10.012092          9.680265         122,356.7310
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       40.369489         40.408096          11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976          10,950.3513
  01/01/2007    to  12/31/2007       41.289976         42.948359           3,865.0606
  01/01/2008    to  12/31/2008       42.948359         40.593524           6,242.2139
  01/01/2009    to  12/31/2009       40.593524         43.487373           3,752.6900
  01/01/2010    to  12/31/2010       43.487373         46.112048           5,639.2894
  01/01/2011    to  12/31/2011       46.112048         48.098979           5,563.1659
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.415159         10.576973                0.0000
  01/01/2010    to  12/31/2010       10.576973         12.434974                0.0000
  01/01/2011    to  12/31/2011       12.434974         11.109835                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.706516         15.332447                0.0000
  01/01/2008    to  12/31/2008       15.332447          8.628179                0.0000
  01/01/2009    to  12/31/2009        8.628179          8.192498                0.0000
  01/01/2010    to  12/31/2010        8.192498          8.192498                0.0000
  01/01/2011    to  12/31/2011        8.192498          8.192498                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.759091          9.829291          137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745          359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242          711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994        1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994         10.267473          769,160.6400
  01/01/2010    to  12/31/2010       10.267473         10.074225          674,565.5497
  01/01/2011    to  12/31/2011       10.074225          9.885130          594,688.6211
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.834948          9.762657           93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186        1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573        1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373        1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708          927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580          803,874.2632
  01/01/2009    to  12/31/2009        8.631580         11.164658          737,483.4700
  01/01/2010    to  12/31/2010       11.164658         12.249141          674,648.2369
  01/01/2011    to  12/31/2011       12.249141         11.516763          559,819.5251
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.621932         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117         10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267         11.791672         270,194.4033
  01/01/2011    to  12/31/2011       11.791672         11.595850         237,971.4584
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.141757          4.309501           6,360.6321
  01/01/2005    to  04/30/2005        4.309501          3.957356               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.219625         10.809461          30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256          16,448.9207
  01/01/2009    to  12/31/2009        6.224256          7.919452          20,326.0100
  01/01/2010    to  12/31/2010        7.919452         10.206380          18,548.6878
  01/01/2011    to  12/31/2011       10.206380         10.289595          16,060.0629
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.685840         14.181330               0.0000
  01/01/2010    to  12/31/2010       14.181330         17.057883             673.4023
  01/01/2011    to  12/31/2011       17.057883         14.017102           1,015.6189
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       33.766553         36.594443           2,118.7586
  01/01/2005    to  12/31/2005       36.594443         36.931300           5,010.3349
  01/01/2006    to  12/31/2006       36.931300         40.562578           5,855.1558
  01/01/2007    to  12/31/2007       40.562578         41.433691           5,898.2124
  01/01/2008    to  12/31/2008       41.433691         31.566599           5,639.6123
  01/01/2009    to  12/31/2009       31.566599         36.641658           7,198.0200
  01/01/2010    to  12/31/2010       36.641658         39.474934           7,713.7945
  01/01/2011    to  12/31/2011       39.474934         39.569828           8,338.9754
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.219753         10.578000               0.0000
  01/01/2009    to  12/31/2009       10.578000         12.515385           3,590.1400
  01/01/2010    to  12/31/2010       12.515385         13.652775          17,098.0883
  01/01/2011    to  12/31/2011       13.652775         13.481944          18,779.1605
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.790599         16.098065            1,422.2099
  01/01/2006    to  12/31/2006       16.098065         18.378755            2,839.0222
  01/01/2007    to  12/31/2007       18.378755         19.160064            3,908.5093
  01/01/2008    to  12/31/2008       19.160064         11.173950            3,300.1700
  01/01/2009    to  12/31/2009       11.173950         15.327336            2,786.6600
  01/01/2010    to  12/31/2010       15.327336         17.434330            5,382.5515
  01/01/2011    to  12/31/2011       17.434330         15.668891            5,521.4738
============   ==== ==========       =========         =========        ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.791157         18.610935                0.0000
  01/01/2011    to  12/31/2011       18.610935         15.216237                0.0000
============   ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.962766         13.148348            3,113.5850
  01/01/2005    to  12/31/2005       13.148348         13.611929            7,628.0895
  01/01/2006    to  12/31/2006       13.611929         15.873366            9,619.8455
  01/01/2007    to  12/31/2007       15.873366         16.069469            9,265.9035
  01/01/2008    to  12/31/2008       16.069469         10.856102            8,543.4217
  01/01/2009    to  12/31/2009       10.856102         13.575708            6,344.7400
  01/01/2010    to  12/31/2010       13.575708         14.999589            6,100.6354
  01/01/2011    to  12/31/2011       14.999589         15.000652            5,789.3690
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.362703         12.903002          982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293          602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984          697,793.0189
  01/01/2009    to  12/31/2009        7.562984          9.843201          601,888.9500
  01/01/2010    to  12/31/2010        9.843201         11.251762          598,311.9581
  01/01/2011    to  12/31/2011       11.251762         10.402724          574,376.1933
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.428580         11.996419        4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089        4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149        4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149         10.379836        4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836         11.568201        4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201         11.157644        3,585,466.7004
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.555116         11.040211         1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478         1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449         1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449         10.770887         1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887         11.720442         1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442         11.704503         1,530,248.3631
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.042783         12.648785         4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010         4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380         4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380         10.110345         4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345         11.456775         4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775         10.806138         4,042,008.5957
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.963078         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307         10.684293         1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293         11.783178         2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178         11.548371         1,917,844.5505
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB):
Putnam VT Equity Income Fund (closed effective April 28, 2008).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series
Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).



Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).



Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).



Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:



ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.



BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


BLACKROCK LARGE CAP CORE PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


DREMAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.



INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities, which are believed to be undervalued in the marketplace.



MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC



INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



MET/TEMPLETON GROWTH PORTFOLIO


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:



BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.



METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS


In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.



6-MONTH EDCA


The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0



* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA


The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0



* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or




         (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.



THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB RIDER. When you elect to receive Annuity Payments under the GMIB, you have your choice of two fixed Annuity Options:



o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or



o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")



TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:




o The date you elect to receive Annuity Payments either under the GMIB rider or the contract;



o The 30th day following the contract anniversary immediately after your 85th birthday;



o  The date you make a complete withdrawal of your Account Value;

     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or




o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.



When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

APPENDIX E

LIFETIME INCOME SOLUTION EXAMPLES


The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. (These examples use the annual increase rate for the LIS Plus II rider, 5%. If a contract was issued with certain versions of the LIS Plus I rider, the annual increase rate is 6% instead of 5%. See "Living Benefits - Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the LIS Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]







    (In contrast to the LIS Plus II rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)



(3) THE HIGHEST ANNIVERSARY VALUE (HAV)



    Example
    -------



  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the LIS Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the LIS Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS II PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus II, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]







    With the LIS Plus II, the Income Base is applied to special, conservative
      LIS Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.



[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - LIS PLUS II



    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - LIS PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;

   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;



   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;



   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;



   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The LIS Plus II rider charge may reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);



   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - LIS PLUS II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2012 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2013), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2013 with respect to this contract is $6,000, and the required minimum distribution amount for 2014 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2013) and the second contract anniversary (September 1, 2014) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2013 ($6,000) or for 2014 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2013 ($100,000);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2014) is greater than $6,000 (the required minimum distribution amount for 2013), (b) is equal to $7,200 divided by $100,000, or 7.2%.



  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2013 through August 2014). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2014, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2013, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2013 divided by 12). From January through August 2014, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2014 divided by 12). The Owner receives $2,000 in 2013 and $4,800 in 2014, for a total of $6,800.)



  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2013 in December 2013 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2014 in January 2014 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------



  Assume the contract Owner withdraws $7,250 on September 1, 2013 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2013 and 2014, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50. On September 1, 2013, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



  No Withdrawals
  --------------



  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2014 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value



Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



B.   Lifetime Withdrawal Guarantee - Compounding Income Amount



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).



(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.



E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.



F.   How Withdrawals Affect the Annual Benefit Payment



  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.



G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.



H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2012              $100,000
   B    Account Value                                 10/1/2013              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2013           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2014              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2014              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2014              $  9,000
   G    Percentage Reduction in Account               10/2/2014                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2014              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2014           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2014              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2012              $100,000
   B    Account Value                                      10/1/2013              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2013           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2014              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2014              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2014              $  9,000
   G    Percentage Reduction in Account                    10/2/2014                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2014              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2014           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2014              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2012             $100,000
    B    Account Value                           10/1/2013 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2013             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2013             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2013          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2014 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2014             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2014          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2014             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2014             $  9,000
    G    Percentage Reduction in Account                 10/2/2014                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2014             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2014          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2014          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2014             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------



   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT



   Example
   -------



   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a Death Benefit Based on the Annual Increase Amount
   ---------------------------------------------------------------




   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------



  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.




   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a Death Benefit Based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.




   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.



(5) THE OPTIONAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



The effect of the Optional Step-Up election is:



     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.



(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2012 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2013), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2013 with respect to this contract is $6,000, and the required minimum distribution amount for 2014 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2013) and the second contract anniversary (September 1, 2014) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2013 ($6,000) or for 2014 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2013 ($100,000);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2014) is greater than $6,000 (the required minimum distribution amount for 2013), (b) is equal to $7,200 divided by $100,000, or 7.2%.



     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------



If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2013 through August 2014). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2014, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2013, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2013 divided by 12). From January through August 2014, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2014 divided by 12). The Owner receives $2,000 in 2013 and $4,800 in 2014, for a total of $6,800.)



     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------



If the contract Owner withdraws the $6,000 required minimum distribution amount for 2013 in December 2013 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the contract Owner withdraws the $7,200 required minimum distribution amount for 2014 in January 2014 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the contract Owner withdraws $7,250 on September 1, 2013 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2013 and 2014, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50. On September 1, 2013, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



     (iv) No Withdrawals
          --------------



If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2014 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 30, 2012, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.


THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2012.


SAI-0412MOVAAAB

TABLE OF CONTENTS                            PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
     Reduction or Elimination of the
     Withdrawal Charge..................     6
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     7
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     9
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
     on Transactions....................     9
TAX STATUS OF THE CONTRACTS.............     9
CONDENSED FINANCIAL INFORMATION.........    11
     Class VA...........................    11
     Class AA...........................    87
     Class B............................   215
FINANCIAL STATEMENTS....................   301

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2011, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2011, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of MetLife Investors Insurance Company, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements of General American Life Insurance Company and subsidiary, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2011, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and, (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




ADDITIONAL INFORMATION


As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2011, filed on February 28, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.



You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2011             $70,881,543              $0
2010             $59,939,263              $0
2009             $73,884,294              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2011 ranged from $0 to $ 25,311,993.* The amount of commissions paid to selected selling firms during 2011 ranged from $114 to $25,664,077. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2011 ranged from $126 to $34,452,766.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2011 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.

Commonwealth Financial Network

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.

Founders Financial Securities, LLC
H. D. Vest Investment Securities, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
ING Financial Partners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Key Investment Services LLC

Lincoln Financial Advisors Corporation.

Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Keegan & Company, Inc.

Morgan Stanley Smith Barney, LLC
National Planning Corporation

NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.
PNC Investments LLC

ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Wealth Management

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Securities Company, LLC
Securities America, Inc.

Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated

Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.

UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America
ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Walnut Street Securities, Inc.
Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC
Woodbury Financial Services, Inc.



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.


2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.


3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.



The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.



CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN



From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of Account Value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:



  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.




HISTORICAL UNIT VALUES



The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.




REPORTING AGENCIES



The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.



The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:




1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;



2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:




A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.



B is the net asset value per share of the portfolio for the immediately preceding Business Day.



C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus


     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:



o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and



o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity

    Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.



FIXED ANNUITY



A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.




MORTALITY AND EXPENSE GUARANTEE



The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.




LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS



If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.



The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more Owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Account Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual Beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a Qualified Contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


For RMDs after the death of the contract Owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA





                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008465         7.011667        109,776.8648
  01/01/2009    to  12/31/2009        7.011667         8.941853        365,651.4700
  01/01/2010    to  12/31/2010        8.941853         9.889880        514,685.6801
  01/01/2011    to  12/31/2011        9.889880         9.545193        570,881.0633
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038464         8.952370          1,463.5345
  01/01/2009    to  12/31/2009        8.952370         9.898027          1,457.3300
  01/01/2010    to  12/31/2010        9.898027        10.355895          1,451.5746
  01/01/2011    to  12/31/2011       10.355895        10.803464          1,445.9956
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998466         6.359814         86,154.4539
  01/01/2009    to  12/31/2009        6.359814         8.406163        324,996.1000
  01/01/2010    to  12/31/2010        8.406163         9.407014        406,660.5433
  01/01/2011    to  12/31/2011        9.407014         8.837455        386,230.4869
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988466         5.759683          6,724.7554
  01/01/2009    to  12/31/2009        5.759683         7.888359         32,550.8800
  01/01/2010    to  12/31/2010        7.888359         9.204295         47,993.9420
  01/01/2011    to  12/31/2011        9.204295         8.658934         31,246.2468
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088462         6.054941          9,100.9693
  01/01/2009    to  12/31/2009        6.054941         8.511771         10,262.2200
  01/01/2010    to  12/31/2010        8.511771         8.972039         13,879.8073
  01/01/2011    to  12/31/2011        8.972039         7.583656          9,770.7334
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018465         7.685380          78,370.5567
  01/01/2009    to  12/31/2009        7.685380         9.351642         125,985.2400
  01/01/2010    to  12/31/2010        9.351642        10.135248         195,172.1714
  01/01/2011    to  12/31/2011       10.135248        10.013751         172,156.6061
============   ==== ==========       =========        =========       ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.813285        12.577648             699.9205
  01/01/2009    to  12/31/2009       12.577648        18.188601           5,115.8100
  01/01/2010    to  12/31/2010       18.188601        20.764713           5,191.6772
  01/01/2011    to  12/31/2011       20.764713        20.956683          11,424.5807
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        12.833645          74,005.9376
  01/01/2005    to  12/31/2005       12.833645        14.337160       1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786       1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648         962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546         898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502         850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852         725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301         627,471.1486
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        11.971801          68,164.9092
  01/01/2005    to  12/31/2005       11.971801        13.285850          50,550.9383
  01/01/2006    to  12/31/2006       13.285850        15.157506          52,152.0936
  01/01/2007    to  12/31/2007       15.157506        15.408438          39,968.1001
  01/01/2008    to  12/31/2008       15.408438         9.712362          32,345.9546
  01/01/2009    to  12/31/2009        9.712362        12.671078          26,852.9200
  01/01/2010    to  12/31/2010       12.671078        15.522834          23,568.6371
  01/01/2011    to  12/31/2011       15.522834        14.344111          20,780.9140
============   ==== ==========       =========        =========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.935611              10.0000
  01/01/2002    to  12/31/2002       10.935611         8.832552          41,692.4244
  01/01/2003    to  12/31/2003        8.832552        11.755482         329,047.0448
  01/01/2004    to  12/31/2004       11.755482        13.970748         278,119.0263
  01/01/2005    to  12/31/2005       13.970748        15.738453         235,955.9499
  01/01/2006    to  12/31/2006       15.738453        19.997636         207,240.0193
  01/01/2007    to  12/31/2007       19.997636        19.497553         151,971.3724
  01/01/2008    to  12/31/2008       19.497553        11.365303         136,861.5043
  01/01/2009    to  12/31/2009       11.365303        17.378314         114,273.2400
  01/01/2010    to  12/31/2010       17.378314        19.950688         100,704.2470
  01/01/2011    to  12/31/2011       19.950688        16.869197          88,717.7682
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.852311             101.7956
  01/01/2002    to  12/31/2002       11.852311         8.472945         100,576.3890
  01/01/2003    to  12/31/2003        8.472945        11.602508         251,984.0484
  01/01/2004    to  12/31/2004       11.602508        12.176705         222,465.2874
  01/01/2005    to  12/31/2005       12.176705        13.000440       2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413       1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837       1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902         952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463         878,594.9100
  01/01/2010    to  12/31/2010       12.781463        15.903943         759,858.0978
  01/01/2011    to  12/31/2011       15.903943        15.513737         627,042.4898
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      151.198798       155.491489               0.0000
  01/01/2011    to  12/31/2011      155.491489       141.764919               0.0000
============   ==== ==========      ==========       ==========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.991234             107.4006
  01/01/2002    to  12/31/2002       10.991234         9.665975          51,553.2813
  01/01/2003    to  12/31/2003        9.665975        12.026501         215,051.0711
  01/01/2004    to  12/31/2004       12.026501        13.566810         112,538.9080
  01/01/2005    to  12/31/2005       13.566810        14.456870          93,011.5484
  01/01/2006    to  12/31/2006       14.456870        16.348558         151,224.2132
  01/01/2007    to  12/31/2007       16.348558        15.683126         238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425         224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595         203,177.1000
  01/01/2010    to  12/31/2010       12.867595        15.589341         184,524.9258
  01/01/2011    to  12/31/2011       15.589341        14.561957         161,598.5269
============   ==== ==========      ==========       ==========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        7.718332         7.308054              10.0000
  01/01/2002    to  12/31/2002        7.308054         5.200438         163,356.3641
  01/01/2003    to  12/31/2003        5.200438         6.712800         499,474.0790
  01/01/2004    to  12/31/2004        6.712800         7.177933       6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933         8.039394       5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394         7.790114       4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114         7.855354       3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354         4.720908       3,194,091.4869
  01/01/2009    to  12/31/2009        4.720908         6.189734       2,925,895.0400
  01/01/2010    to  12/31/2010        6.189734         7.555612       2,519,223.1312
  01/01/2011    to  12/31/2011        7.555612         7.692749       3,247,343.5164
============   ==== ==========      ==========       ==========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247260        10.625522               0.0000
  01/01/2006    to  12/31/2006       10.625522        11.167932       2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388       1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803       1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458       1,900,175.9400
  01/01/2010    to  12/31/2010        6.308458         6.677074       1,705,574.4558
  01/01/2011    to  04/29/2011        6.677074         7.099800               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.339483               0.0000
  01/01/2007    to  12/31/2007       10.339483        13.034716           6,056.4294
  01/01/2008    to  12/31/2008       13.034716         7.806924           1,767.5427
  01/01/2009    to  12/31/2009        7.806924        10.840694           5,079.0600
  01/01/2010    to  12/31/2010       10.840694        13.043247           6,547.8048
  01/01/2011    to  12/31/2011       13.043247        12.671555          12,446.7488
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       13.997431        13.978494         427,018.4732
  01/01/2002    to  12/31/2002       13.978494        13.705136       1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136        16.103871       2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871        17.176230       1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034       3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458       2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891       2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834       1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810       1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889       1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479       1,220,739.4138
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.410560        16.742026       1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916       1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287       1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513       1,324,837.8687
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998082        10.222713             925.8708
  01/01/2011    to  12/31/2011       10.222713        10.283298           3,959.9290
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         6.600141          31,595.2696
  01/01/2009    to  12/31/2009        6.600141         8.127948         100,837.2700
  01/01/2010    to  12/31/2010        8.127948         8.898507         109,535.3959
  01/01/2011    to  12/31/2011        8.898507         8.727061         104,082.0641
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         7.033638           4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144           9,115.4400
  01/01/2010    to  12/31/2010        8.916144         9.675478          53,016.3512
  01/01/2011    to  12/31/2011        9.675478         9.373272          61,226.0577
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.702129         8.065922             474.1758
  01/01/2002    to  12/31/2002        8.065922         6.298411          67,255.8145
  01/01/2003    to  12/31/2003        6.298411         7.722500         129,839.2155
  01/01/2004    to  11/19/2004        7.722500         7.933271          98,582.4984
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998466        10.897166               0.0000
  01/01/2010    to  12/31/2010       10.897166        12.200953               0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.478532          37,972.1461
  01/01/2007    to  12/31/2007       10.478532        14.115716          36,878.6990
  01/01/2008    to  12/31/2008       14.115716         6.189533       1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678       1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888         892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204         807,068.1927
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.030039         8.381159           1,897.7385
  01/01/2002    to  12/31/2002        8.381159         7.289280         169,447.2031
  01/01/2003    to  12/31/2003        7.289280         9.491245         391,993.5801
  01/01/2004    to  12/31/2004        9.491245        11.189560       2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864       3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013       2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634       1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719       1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673       1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060       1,361,315.7117
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        9.149152         8.466912           5,396.7401
  01/01/2002    to  12/31/2002        8.466912         6.283863         353,728.6374
  01/01/2003    to  12/31/2003        6.283863         7.964318         954,155.5766
  01/01/2004    to  12/31/2004        7.964318         8.356218       1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218         8.628835       1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247       1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460       1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886       1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018         920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984         800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831         702,653.3920
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.435925         373,281.0023
  01/01/2004    to  12/31/2004       10.435925        11.217736         323,231.2589
  01/01/2005    to  12/31/2005       11.217736        11.215657         249,551.0117
  01/01/2006    to  12/31/2006       11.215657        11.102944         181,125.3837
  01/01/2007    to  12/31/2007       11.102944        12.129906         157,140.9999
  01/01/2008    to  12/31/2008       12.129906        11.136801         124,055.7089
  01/01/2009    to  12/31/2009       11.136801        12.964097         136,722.3700
  01/01/2010    to  12/31/2010       12.964097        13.776063         139,449.1644
  01/01/2011    to  12/31/2011       13.776063        15.098543         122,946.6354
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       10.291670        10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235        11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362        11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662        12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597       4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937       3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770       3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641       3,158,874.8786
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177         456,285.7700
  01/01/2010    to  12/31/2010       16.425177        18.777287         410,268.6813
  01/01/2011    to  12/31/2011       18.777287        17.614620         369,037.8415
============   ==== ==========       =========        =========       ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.790141        24.988740            0.0000
  01/01/2011    to  12/31/2011       24.988740        25.494157        1,080.5694
============   ==== ==========       =========        =========      ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565560         9.983869        7,478.8783
  01/01/2008    to  12/31/2008        9.983869         5.728987        9,409.2988
  01/01/2009    to  12/31/2009        5.728987         6.962871       10,640.3700
  01/01/2010    to  12/31/2010        6.962871         7.922419       10,016.0916
  01/01/2011    to  12/31/2011        7.922419         7.512522       10,526.2778
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        7.023113         6.093409        1,206.5909
  01/01/2002    to  12/31/2002        6.093409         2.960358       38,949.8836
  01/01/2003    to  12/31/2003        2.960358         4.599830       93,607.8383
  01/01/2004    to  12/31/2004        4.599830         4.340121      133,296.5977
  01/01/2005    to  12/31/2005        4.340121         4.751414       97,427.3833
  01/01/2006    to  12/31/2006        4.751414         4.936039       92,977.5223
  01/01/2007    to  12/31/2007        4.936039         6.401365       86,017.4130
  01/01/2008    to  12/31/2008        6.401365         3.506238       79,034.9855
  01/01/2009    to  12/31/2009        3.506238         5.496567       71,044.7200
  01/01/2010    to  12/31/2010        5.496567         6.921055       66,136.0702
  01/01/2011    to  12/31/2011        6.921055         6.149678       56,567.4462
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.405270         8.571201      716,367.7513
  01/01/2009    to  12/31/2009        8.571201        10.555519      568,420.8200
  01/01/2010    to  12/31/2010       10.555519        11.682751      500,424.4526
  01/01/2011    to  12/31/2011       11.682751        11.642906      509,016.8278
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.782527         7.858087      361,516.5487
  01/01/2009    to  12/31/2009        7.858087        10.003688      337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907      415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245      404,144.2941
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001       42.151033        41.392944        684,910.9575
  01/01/2002    to  12/31/2002       41.392944        33.421284      1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284        43.085314      2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314        47.857828      3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052      3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303      2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907      2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485      1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860      1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477      1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570      1,307,682.1382
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001        8.712005         8.236645          2,342.3926
  01/01/2002    to  12/31/2002        8.236645         4.545270        267,097.9707
  01/01/2003    to  12/31/2003        4.545270         6.124338      1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338         7.115346      3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025      3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410      2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155      1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712      1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983      1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662      1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966        936,112.4789
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.232502        104,943.1029
  01/01/2003    to  12/31/2003        8.232502        11.480838        384,019.0128
  01/01/2004    to  12/31/2004       11.480838        14.321488        434,544.6311
  01/01/2005    to  12/31/2005       14.321488        16.308935        459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563        431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251        329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391        293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256        272,385.8900
  01/01/2010    to  12/31/2010       15.012256        17.749214        253,220.4909
  01/01/2011    to  12/31/2011       17.749214        15.930335        222,879.8891
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        11.115049          58,953.3770
  01/01/2005    to  12/31/2005       11.115049        12.205834          36,182.3091
  01/01/2006    to  12/31/2006       12.205834        12.767461          29,030.8175
  01/01/2007    to  12/31/2007       12.767461        15.629122          30,567.2481
  01/01/2008    to  12/31/2008       15.629122         7.967778          26,551.8349
  01/01/2009    to  12/31/2009        7.967778        11.562776          28,704.0600
  01/01/2010    to  12/31/2010       11.562776        14.499290          25,204.3277
  01/01/2011    to  12/31/2011       14.499290        13.230706          19,279.3904
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896         751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012         861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833         562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283         479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671         470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003         429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552         372,244.5892
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.416992        14.922931               0.0000
  01/01/2010    to  12/31/2010       14.922931        15.547001               0.0000
  01/01/2011    to  12/31/2011       15.547001        16.427651           5,848.0505
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108         652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339       1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990       1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384       2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603       1,271,921.9100
  01/01/2010    to  12/31/2010       10.728603        10.579444         827,032.2547
  01/01/2011    to  12/31/2011       10.579444        10.432759         800,182.8141
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001       10.118298        10.154282         279,466.3573
  01/01/2002    to  12/31/2002       10.154282        10.122875         703,780.8875
  01/01/2003    to  12/31/2003       10.122875        10.025490         721,421.2419
  01/01/2004    to  12/31/2004       10.025490         9.949131         552,205.4002
  01/01/2005    to  04/30/2005        9.949131         9.962144               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  08/01/2001    to  12/31/2001       10.447860        10.156586           7,447.8775
  01/01/2002    to  12/31/2002       10.156586         8.357717         735,007.2177
  01/01/2003    to  12/31/2003        8.357717        10.774657       3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657        11.914458       5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186       4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039       3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974       2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351       2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208       2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512       1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912       1,693,422.9569
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.628086         206,625.6860
  01/01/2003    to  12/31/2003        7.628086         9.755498         395,492.1308
  01/01/2004    to  12/31/2004        9.755498        10.479270       1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270        11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235         943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539         541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742         512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662         455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380         431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454         363,797.3759
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001       11.572706        11.947753           3,501.8144
  01/01/2002    to  12/31/2002       11.947753        10.713489         250,884.8030
  01/01/2003    to  12/31/2003       10.713489        13.979999         631,685.3062
  01/01/2004    to  12/31/2004       13.979999        15.115774         372,608.1757
  01/01/2005    to  12/31/2005       15.115774        16.353241         284,463.7173
  01/01/2006    to  12/31/2006       16.353241        18.089623         221,317.3916
  01/01/2007    to  12/31/2007       18.089623        16.574803         173,851.5563
  01/01/2008    to  12/31/2008       16.574803         8.803766         138,029.7053
  01/01/2009    to  12/31/2009        8.803766        12.257933         117,896.9800
  01/01/2010    to  12/31/2010       12.257933        13.871731         105,490.4869
  01/01/2011    to  12/31/2011       13.871731        14.567112          92,060.5931
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065756        10.135898               0.0000
  01/01/2009    to  12/31/2009       10.135898        14.264505           5,823.4100
  01/01/2010    to  12/31/2010       14.264505        17.243796           8,699.6544
  01/01/2011    to  12/31/2011       17.243796        14.240851           5,765.4832
============   ==== ==========       =========        =========       ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.080797        13.811986            0.0000
  01/01/2010    to  12/31/2010       13.811986        17.150152            0.0000
  01/01/2011    to  12/31/2011       17.150152        16.533463            9.1062
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.849814           10.0000
  01/01/2002    to  12/31/2002       10.849814         8.289818       50,415.3744
  01/01/2003    to  12/31/2003        8.289818        10.453078      138,425.1784
  01/01/2004    to  12/31/2004       10.453078        11.366871      155,225.8687
  01/01/2005    to  12/31/2005       11.366871        11.701349      275,851.6003
  01/01/2006    to  12/31/2006       11.701349        13.294095      522,238.3038
  01/01/2007    to  12/31/2007       13.294095        13.763155      523,328.8115
  01/01/2008    to  12/31/2008       13.763155         8.516314      500,367.6607
  01/01/2009    to  12/31/2009        8.516314        10.576822      499,934.2700
  01/01/2010    to  12/31/2010       10.576822        11.943557      487,576.9402
  01/01/2011    to  12/31/2011       11.943557        11.972839      442,641.6482
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.228298        11.891988        2,280.4800
  01/01/2010    to  12/31/2010       11.891988        12.637230        2,270.8710
  01/01/2011    to  12/31/2011       12.637230        10.885092        2,626.9832
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.439470        14.080159            0.0000
  01/01/2010    to  12/31/2010       14.080159        17.570302            0.0000
  01/01/2011    to  12/31/2011       17.570302        16.576659        2,701.3235
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.627576        14.787114            0.0000
  01/01/2010    to  12/31/2010       14.787114        18.813900            0.0000
  01/01/2011    to  12/31/2011       18.813900        15.459213            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857        15.786672            0.0000
  01/01/2006    to  12/31/2006       15.786672        16.177236            0.0000
  01/01/2007    to  12/31/2007       16.177236        16.594510        3,287.0599
  01/01/2008    to  12/31/2008       16.594510        16.276104        9,658.2181
  01/01/2009    to  12/31/2009       16.276104        16.704705        9,607.1300
  01/01/2010    to  12/31/2010       16.704705        17.377242        3,729.9085
  01/01/2011    to  12/31/2011       17.377242        18.038617       12,646.7708
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.302502        10.691554        161,944.5679
  01/01/2005    to  12/31/2005       10.691554        11.637720        402,476.4088
  01/01/2006    to  12/31/2006       11.637720        13.042619        384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586        317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880      3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962      2,974,570.0289
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102642        10.395455        831,249.1760
  01/01/2005    to  12/31/2005       10.395455        10.981407      1,176,255.1053
  01/01/2006    to  12/31/2006       10.981407        12.126242      1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561      1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159      7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314      7,265,321.2544
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942753        10.111501         35,254.9066
  01/01/2005    to  12/31/2005       10.111501        10.418004         74,565.6991
  01/01/2006    to  12/31/2006       10.418004        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115        947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028        933,875.1336
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242545        10.606431      1,222,106.7100
  01/01/2005    to  12/31/2005       10.606431        11.413760      1,641,662.9566
  01/01/2006    to  12/31/2006       11.413760        12.785659      1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806      1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995      9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777      8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290      8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053      6,891,088.9527
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012704        10.231750        341,376.9131
  01/01/2005    to  12/31/2005       10.231750        10.676378        487,950.4959
  01/01/2006    to  12/31/2006       10.676378        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831      2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236      2,310,722.6790
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008356         7.006834        388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760      1,303,398.7800
  01/01/2010    to  12/31/2010        8.926760         9.863326      1,490,991.1699
  01/01/2011    to  12/31/2011        9.863326         9.510068      1,469,809.8855
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038355         8.946214         10,669.3601
  01/01/2009    to  12/31/2009        8.946214         9.881337         21,156.1600
  01/01/2010    to  12/31/2010        9.881337        10.328102         37,476.7650
  01/01/2011    to  12/31/2011       10.328102        10.763731         28,451.5727
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998356         6.355426        437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968      1,239,686.7700
  01/01/2010    to  12/31/2010        8.391968         9.381751      1,345,486.6190
  01/01/2011    to  12/31/2011        9.381751         8.804928      1,376,690.5906
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988357         5.755706         79,031.8725
  01/01/2009    to  12/31/2009        5.755706         7.875033        174,331.9600
  01/01/2010    to  12/31/2010        7.875033         9.179570        197,276.9975
  01/01/2011    to  12/31/2011        9.179570         8.627058        116,434.1805
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088353         6.050764         34,300.0304
  01/01/2009    to  12/31/2009        6.050764         8.497400         56,500.9100
  01/01/2010    to  12/31/2010        8.497400         8.947948         61,591.2192
  01/01/2011    to  12/31/2011        8.947948         7.555737         58,330.8930
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018355         7.680087        337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863        918,227.3700
  01/01/2010    to  12/31/2010        9.335863        10.108040      1,061,596.1361
  01/01/2011    to  12/31/2011       10.108040         9.976909        958,916.8011
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.618242        12.423319          3,584.4638
  01/01/2009    to  12/31/2009       12.423319        17.947491         10,116.6600
  01/01/2010    to  12/31/2010       17.947491        20.468988         13,452.9503
  01/01/2011    to  12/31/2011       20.468988        20.637627         11,490.2482
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767        12.825046       57,826.5984
  01/01/2005    to  12/31/2005       12.825046        14.313282      167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065      149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955      114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819      119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008      123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987      105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814       96,052.4963
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767        11.963775       81,029.1819
  01/01/2005    to  12/31/2005       11.963775        13.263723       67,021.5141
  01/01/2006    to  12/31/2006       13.263723        15.117186       82,328.0845
  01/01/2007    to  12/31/2007       15.117186        15.352009       83,163.9880
  01/01/2008    to  12/31/2008       15.352009         9.667069       68,433.3858
  01/01/2009    to  12/31/2009        9.667069        12.599381       54,955.0100
  01/01/2010    to  12/31/2010       12.599381        15.419594       42,027.5475
  01/01/2011    to  12/31/2011       15.419594        14.234488       36,773.8485
============   ==== ==========       =========        =========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972        11.747643      203,718.1899
  01/01/2004    to  12/31/2004       11.747643        13.947450      330,720.9429
  01/01/2005    to  12/31/2005       13.947450        15.696557      264,254.2297
  01/01/2006    to  12/31/2006       15.696557        19.924541      245,038.3060
  01/01/2007    to  12/31/2007       19.924541        19.406759      223,460.8437
  01/01/2008    to  12/31/2008       19.406759        11.301010      210,927.1188
  01/01/2009    to  12/31/2009       11.301010        17.262728      194,041.5700
  01/01/2010    to  12/31/2010       17.262728        19.798205      176,744.0634
  01/01/2011    to  12/31/2011       19.798205        16.723543      158,215.2421
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674        11.594771      101,789.1310
  01/01/2004    to  12/31/2004       11.594771        12.156391      181,381.7200
  01/01/2005    to  12/31/2005       12.156391        12.965826      243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886      200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165      147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096      129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435      128,724.5100
  01/01/2010    to  12/31/2010       12.696435        15.782371      123,496.7059
  01/01/2011    to  12/31/2011       15.782371        15.379785      106,658.0867
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       147.003346       151.076737          51.8931
  01/01/2011    to  12/31/2011       151.076737       137.602439          81.7334
============   ==== ==========       ==========       ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.728989        12.018475     104,792.3304
  01/01/2004    to  12/31/2004        12.018475        13.544176     100,475.2295
  01/01/2005    to  12/31/2005        13.544176        14.418376      85,037.4061
  01/01/2006    to  12/31/2006        14.418376        16.288783      73,079.0641
  01/01/2007    to  12/31/2007        16.288783        15.610081      81,786.3092
  01/01/2008    to  12/31/2008        15.610081         9.487441      83,560.4552
  01/01/2009    to  12/31/2009         9.487441        12.782003      74,735.6300
  01/01/2010    to  12/31/2010        12.782003        15.470184      70,260.6369
  01/01/2011    to  12/31/2011        15.470184        14.436229      57,994.0082
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         5.505944         6.708323     222,718.3005
  01/01/2004    to  12/31/2004         6.708323         7.165960     357,322.6776
  01/01/2005    to  12/31/2005         7.165960         8.017990     266,399.2212
  01/01/2006    to  12/31/2006         8.017990         7.761627     289,450.6058
  01/01/2007    to  12/31/2007         7.761627         7.818763     213,498.5595
  01/01/2008    to  12/31/2008         7.818763         4.694194     188,082.2069
  01/01/2009    to  12/31/2009         4.694194         6.148555     173,793.5300
  01/01/2010    to  12/31/2010         6.148555         7.497853     162,635.2127
  01/01/2011    to  12/31/2011         7.497853         7.626325     173,273.1284
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.247064        10.623775           0.0000
  01/01/2006    to  12/31/2006        10.623775        11.154963      12,360.1918
  01/01/2007    to  12/31/2007        11.154963        10.338948      19,293.1196
  01/01/2008    to  12/31/2008        10.338948         4.622100      35,030.7235
  01/01/2009    to  12/31/2009         4.622100         6.282167      48,245.5000
  01/01/2010    to  12/31/2010         6.282167         6.642605      14,163.6602
  01/01/2011    to  04/29/2011         6.642605         7.060846           0.0000
============   ==== ==========       ==========       ==========     ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988767        10.332542       2,339.7907
  01/01/2007    to  12/31/2007        10.332542        13.012885      11,437.1083
  01/01/2008    to  12/31/2008        13.012885         7.786017      16,304.5974
  01/01/2009    to  12/31/2009         7.786017        10.800864      14,136.8900
  01/01/2010    to  12/31/2010        10.800864        12.982352      16,445.8523
  01/01/2011    to  12/31/2011        12.982352        12.599813      10,715.2177
============   ==== ==========       ==========       ==========     ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264        16.093112        211,011.3048
  01/01/2004    to  12/31/2004       16.093112        17.147561        305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748        326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057        252,962.8455
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.917286        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496        398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438        359,872.7743
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997945        10.215799            292.3782
  01/01/2011    to  12/31/2011       10.215799        10.266097          7,212.0850
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         6.595589         27,751.7725
  01/01/2009    to  12/31/2009        6.595589         8.114223         81,283.8900
  01/01/2010    to  12/31/2010        8.114223         8.874608        162,923.4627
  01/01/2011    to  12/31/2011        8.874608         8.694938        192,527.6359
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         7.028791        240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095        423,205.5200
  01/01/2010    to  12/31/2010        8.901095         9.649500        473,910.0378
  01/01/2011    to  12/31/2011        9.649500         9.338777        454,750.1250
============   ==== ==========       =========        =========        ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734         7.717350         51,357.6159
  01/01/2004    to  11/19/2004        7.717350         7.920970         65,927.5792
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998356        10.889857              0.0000
  01/01/2010    to  12/31/2010       10.889857        12.180591          2,433.6947
  01/01/2011    to  12/31/2011       12.180591        11.959925          2,591.8252
============   ==== ==========       =========        =========        ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767        10.471493        5,781.4368
  01/01/2007    to  12/31/2007       10.471493        14.092068       20,160.6711
  01/01/2008    to  12/31/2008       14.092068         6.172943      237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766      230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157      244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099      225,310.3343
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391         9.484912       63,518.9551
  01/01/2004    to  12/31/2004        9.484912        11.170897      341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338      466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005      468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392      353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297      331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935      304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532      283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042      268,894.1347
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686         7.959003      435,309.9796
  01/01/2004    to  12/31/2004        7.959003         8.342276      587,746.6856
  01/01/2005    to  12/31/2005        8.342276         8.605857      491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759      559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393      484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755      420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159      393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698      365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217      316,152.4774
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.428951      208,403.6787
  01/01/2004    to  12/31/2004       10.428951        11.199010      333,734.5719
  01/01/2005    to  12/31/2005       11.199010        11.185776      245,887.4780
  01/01/2006    to  12/31/2006       11.185776        11.062326      232,291.1498
  01/01/2007    to  12/31/2007       11.062326        12.073393      208,532.9702
  01/01/2008    to  12/31/2008       12.073393        11.073801      159,890.7725
  01/01/2009    to  12/31/2009       11.073801        12.877885      206,528.0600
  01/01/2010    to  12/31/2010       12.877885        13.670777      229,233.6615
  01/01/2011    to  12/31/2011       13.670777        14.968220      191,616.4487
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154        11.671860        216,705.1423
  01/01/2004    to  12/31/2004       11.671860        12.070302        627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353      1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956      1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424      1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967        950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824      1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590      1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798      1,050,837.2854
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952        16.165833         68,277.3000
  01/01/2010    to  12/31/2010       16.165833        18.462348         68,865.5610
  01/01/2011    to  12/31/2011       18.462348        17.301901         62,359.9727
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.797967        12.384163          1,655.1224
  01/01/2011    to  12/31/2011       12.384163        12.622049         10,678.0523
============   ==== ==========       =========        =========      ==============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565243         9.982197              0.0000
  01/01/2008    to  12/31/2008        9.982197         5.722267          3,572.1645
  01/01/2009    to  12/31/2009        5.722267         6.947752          2,223.9700
  01/01/2010    to  12/31/2010        6.947752         7.897323         13,718.3566
  01/01/2011    to  12/31/2011        7.897323         7.481251          2,441.1561
============   ==== ==========       =========        =========      ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316         4.596762         57,682.0975
  01/01/2004    to  12/31/2004        4.596762         4.332878        158,601.5780
  01/01/2005    to  12/31/2005        4.332878         4.738761        128,111.3649
  01/01/2006    to  12/31/2006        4.738761         4.917987        125,630.0430
  01/01/2007    to  12/31/2007        4.917987         6.371552        109,984.5428
  01/01/2008    to  12/31/2008        6.371552         3.486398        108,723.6136
  01/01/2009    to  12/31/2009        3.486398         5.460004        110,560.0000
  01/01/2010    to  12/31/2010        5.460004         6.868157        108,078.6265
  01/01/2011    to  12/31/2011        6.868157         6.096585         97,685.7903
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.379115         8.543334      1,042,786.6640
  01/01/2009    to  12/31/2009        8.543334        10.510685      1,136,777.6500
  01/01/2010    to  12/31/2010       10.510685        11.621510      1,119,826.2723
  01/01/2011    to  12/31/2011       11.621510        11.570323      1,033,528.6087
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.758305         7.832534        497,895.0979
  01/01/2009    to  12/31/2009        7.832534         9.961190        476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872        392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482        363,056.2511
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.555426        43.056580        105,889.9724
  01/01/2004    to  12/31/2004       43.056580        47.778007        272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131        364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091        364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957        301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576        283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212        281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688        252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846        221,793.7791
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231         6.120250        238,664.7558
  01/01/2004    to  12/31/2004        6.120250         7.103474        404,278.9055
  01/01/2005    to  12/31/2005        7.103474         8.021608        740,632.1901
  01/01/2006    to  12/31/2006        8.021608         8.389616        776,406.0241
  01/01/2007    to  12/31/2007        8.389616         9.721661        554,694.0244
  01/01/2008    to  12/31/2008        9.721661         5.769878        517,904.2439
  01/01/2009    to  12/31/2009        5.769878         8.268610        505,809.0000
  01/01/2010    to  12/31/2010        8.268610        10.400548        433,724.9757
  01/01/2011    to  12/31/2011       10.400548        10.077199        390,647.1803
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513        11.473181        190,034.4271
  01/01/2004    to  12/31/2004       11.473181        14.297607        260,661.2046
  01/01/2005    to  12/31/2005       14.297607        16.265528        248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055        262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227        230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285        199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405        191,340.8200
  01/01/2010    to  12/31/2010       14.912405        17.613554        167,764.4453
  01/01/2011    to  12/31/2011       17.613554        15.792798        146,690.5676
============   ==== ==========       =========        =========        ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767        11.107592       75,698.8428
  01/01/2005    to  12/31/2005       11.107592        12.185496       54,515.3652
  01/01/2006    to  12/31/2006       12.185496        12.733479       57,144.8014
  01/01/2007    to  12/31/2007       12.733479        15.571869       50,752.3593
  01/01/2008    to  12/31/2008       15.571869         7.930605       45,830.8352
  01/01/2009    to  12/31/2009        7.930605        11.497328       43,082.2900
  01/01/2010    to  12/31/2010       11.497328        14.402830       48,819.2104
  01/01/2011    to  12/31/2011       14.402830        13.129568       38,252.6482
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869      253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030      447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053      371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528      355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430      386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106      381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277      359,857.3498
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.266548        14.757461            0.0000
  01/01/2010    to  12/31/2010       14.757461        15.359246        2,154.4895
  01/01/2011    to  12/31/2011       15.359246        16.213088        2,268.7625
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177        10.040284       44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366      339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005      201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988      715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244      464,993.6500
  01/01/2010    to  12/31/2010       10.657244        10.498571      414,275.1903
  01/01/2011    to  12/31/2011       10.498571        10.342686      764,619.1805
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
MONEY MARKET
 SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666        10.018792       20,560.5195
  01/01/2004    to  12/31/2004       10.018792         9.932521       35,261.8340
  01/01/2005    to  04/30/2005        9.932521         9.942272            0.0000
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367        10.767472        301,859.8019
  01/01/2004    to  12/31/2004       10.767472        11.894586        898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737      1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670      1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968      1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576      1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607      1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184        973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965        894,456.8292
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248         9.748996        184,686.4410
  01/01/2004    to  12/31/2004        9.748996        10.461794        351,174.6091
  01/01/2005    to  12/31/2005       10.461794        11.701673        432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868        514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866        368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624        322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049        297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261        262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387        247,284.9151
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577        13.970674        181,221.6502
  01/01/2004    to  12/31/2004       13.970674        15.090555        201,829.8595
  01/01/2005    to  12/31/2005       15.090555        16.309697        162,301.6846
  01/01/2006    to  12/31/2006       16.309697        18.023482        146,091.6909
  01/01/2007    to  12/31/2007       18.023482        16.497600        138,306.0015
  01/01/2008    to  12/31/2008       16.497600         8.753944        125,712.3039
  01/01/2009    to  12/31/2009        8.753944        12.176376        112,329.3100
  01/01/2010    to  12/31/2010       12.176376        13.765675        101,744.5162
  01/01/2011    to  12/31/2011       13.765675        14.441321         81,739.2408
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065452        10.134178              0.0000
  01/01/2009    to  12/31/2009       10.134178        14.247829              0.0000
  01/01/2010    to  12/31/2010       14.247829        17.206447          4,284.8612
  01/01/2011    to  12/31/2011       17.206447        14.195811          2,370.6587
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.983256        13.681387          4,224.1100
  01/01/2010    to  12/31/2010       13.681387        16.971030          2,205.1868
  01/01/2011    to  12/31/2011       16.971030        16.344455         21,015.9214
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802        10.446114       33,598.5591
  01/01/2004    to  12/31/2004       10.446114        11.347920       47,054.0466
  01/01/2005    to  12/31/2005       11.347920        11.668631       53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076       44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738       43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905       49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644       47,092.0600
  01/01/2010    to  12/31/2010       10.496644        11.838816       71,841.8329
  01/01/2011    to  12/31/2011       11.838816        11.853637       49,647.7229
============   ==== ==========       =========        =========       ===========
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.131939        11.760063           92.1200
  01/01/2010    to  12/31/2010       11.760063        12.484561           91.3121
  01/01/2011    to  12/31/2011       12.484561        10.742849       25,564.5445
============   ==== ==========       =========        =========       ===========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.320010        13.923948            0.0000
  01/01/2010    to  12/31/2010       13.923948        17.358023            0.0000
  01/01/2011    to  12/31/2011       17.358023        16.360040       15,021.2385
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.621630        14.769812          336.3500
  01/01/2010    to  12/31/2010       14.769812        18.773125          715.3678
  01/01/2011    to  12/31/2011       18.773125        15.410303        1,738.1691
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653        15.611281            0.0000
  01/01/2006    to  12/31/2006       15.611281        15.981559            0.0000
  01/01/2007    to  12/31/2007       15.981559        16.377312        3,255.8265
  01/01/2008    to  12/31/2008       16.377312        16.046974        4,057.3252
  01/01/2009    to  12/31/2009       16.046974        16.453082        2,966.3700
  01/01/2010    to  12/31/2010       16.453082        17.098382        2,977.7233
  01/01/2011    to  12/31/2011       17.098382        17.731455       24,197.1499
============   ==== ==========       =========        =========       ===========

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301967        10.689858        421,246.8073
  01/01/2005    to  12/31/2005       10.689858        11.624285        671,847.5492
  01/01/2006    to  12/31/2006       11.624285        13.014582        631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874        580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011      1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645      1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589      1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026      1,182,424.8869
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102117        10.393805        970,270.4330
  01/01/2005    to  12/31/2005       10.393805        10.968727      2,296,557.3085
  01/01/2006    to  12/31/2006       10.968727        12.100171      3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027      4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568      7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426      8,277,543.4200
  01/01/2010    to  12/31/2010       10.596426        11.856876      8,471,676.7238
  01/01/2011    to  12/31/2011       11.856876        11.481813      8,371,236.6921
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942236        10.109895         33,717.2283
  01/01/2005    to  12/31/2005       10.109895        10.405971        186,722.7115
  01/01/2006    to  12/31/2006       10.405971        11.135709        185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345        272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397        838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591        860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878      1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499        993,130.1217
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242012        10.604748      2,194,115.3170
  01/01/2005    to  12/31/2005       10.604748        11.400582      4,389,622.7490
  01/01/2006    to  12/31/2006       11.400582        12.758172      5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195      6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398      9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347      9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704      8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139      7,694,928.0420
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012183        10.230125        243,784.2306
  01/01/2005    to  12/31/2005       10.230125        10.664048        642,215.0283
  01/01/2006    to  12/31/2006       10.664048        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193      2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856      2,400,059.7351
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301         7.004420        955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228      1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228         9.850085      1,947,629.4852
  01/01/2011    to  12/31/2011        9.850085         9.492567      1,976,358.8441
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038300         8.943139         46,839.5498
  01/01/2009    to  12/31/2009        8.943139         9.873009        112,898.9900
  01/01/2010    to  12/31/2010        9.873009        10.314243        153,300.1883
  01/01/2011    to  12/31/2011       10.314243        10.743934        219,344.8366
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301         6.353235      1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885      2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885         9.369155      2,817,663.2734
  01/01/2011    to  12/31/2011        9.369155         8.788721      2,687,079.2258
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302         5.753720        146,286.6549
  01/01/2009    to  12/31/2009        5.753720         7.868382        346,028.4400
  01/01/2010    to  12/31/2010        7.868382         9.167241        314,921.7158
  01/01/2011    to  12/31/2011        9.167241         8.611175        311,322.9060
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088298         6.048679         88,636.9687
  01/01/2009    to  12/31/2009        6.048679         8.490229        253,027.1900
  01/01/2010    to  12/31/2010        8.490229         8.935936        251,717.4143
  01/01/2011    to  12/31/2011        8.935936         7.541827        255,756.1243
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301         7.677443      1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990      1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990        10.094473      1,926,725.3738
  01/01/2011    to  12/31/2011       10.094473         9.958552      1,676,503.4235
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641        12.346921          1,050.4642
  01/01/2009    to  12/31/2009       12.346921        17.828224         62,347.0700
  01/01/2010    to  12/31/2010       17.828224        20.322814         96,853.0405
  01/01/2011    to  12/31/2011       20.322814        20.480040         37,350.0527
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726        12.820747        119,020.1155
  01/01/2005    to  12/31/2005       12.820747        14.301354        452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246        378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180        296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030        272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911        276,749.2300
  01/01/2010    to  12/31/2010       12.350911        14.119798        240,895.6367
  01/01/2011    to  12/31/2011       14.119798        13.126372        230,365.7004
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726        11.959762        144,699.6155
  01/01/2005    to  12/31/2005       11.959762        13.252669        356,825.1071
  01/01/2006    to  12/31/2006       13.252669        15.097059        434,701.8559
  01/01/2007    to  12/31/2007       15.097059        15.323863        344,335.6135
  01/01/2008    to  12/31/2008       15.323863         9.644499        240,041.7492
  01/01/2009    to  12/31/2009        9.644499        12.563686        157,907.5200
  01/01/2010    to  12/31/2010       12.563686        15.368239        124,562.1973
  01/01/2011    to  12/31/2011       15.368239        14.180003        106,829.9427
============   ==== ==========       =========        =========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.931888             10.0000
  01/01/2002    to  12/31/2002       10.931888         8.816298          7,885.7136
  01/01/2003    to  12/31/2003        8.816298        11.716282        396,562.3124
  01/01/2004    to  12/31/2004       11.716282        13.903248        470,431.2235
  01/01/2005    to  12/31/2005       13.903248        15.639015        633,028.4390
  01/01/2006    to  12/31/2006       15.639015        19.841608        708,090.9103
  01/01/2007    to  12/31/2007       19.841608        19.316263        612,651.8756
  01/01/2008    to  12/31/2008       19.316263        11.242663        424,126.3200
  01/01/2009    to  12/31/2009       11.242663        17.165018        373,920.8600
  01/01/2010    to  12/31/2010       17.165018        19.676322        339,146.0570
  01/01/2011    to  12/31/2011       19.676322        16.612290        288,623.6657
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.848284              10.0000
  01/01/2002    to  12/31/2002       11.848284         8.457339          13,481.4115
  01/01/2003    to  12/31/2003        8.457339        11.563798         248,139.8511
  01/01/2004    to  12/31/2004       11.563798        12.117839         309,357.5264
  01/01/2005    to  12/31/2005       12.117839        12.918267         611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142         553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719         454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346         412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541         386,283.9800
  01/01/2010    to  12/31/2010       12.624541        15.685173         333,357.9880
  01/01/2011    to  12/31/2011       15.685173        15.277443         288,892.2802
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      144.950960       148.918147               0.0000
  01/01/2011    to  12/31/2011      148.918147       135.568725             295.6237
============   ==== ==========      ==========       ==========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.987487             351.9871
  01/01/2002    to  12/31/2002       10.987487         9.648180          16,255.1477
  01/01/2003    to  12/31/2003        9.648180        11.986389         218,443.2789
  01/01/2004    to  12/31/2004       11.986389        13.501246         161,115.3461
  01/01/2005    to  12/31/2005       13.501246        14.365513         137,230.5751
  01/01/2006    to  12/31/2006       14.365513        16.220973         134,582.3983
  01/01/2007    to  12/31/2007       16.220973        15.537282         137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452         122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651         133,468.2100
  01/01/2010    to  12/31/2010       12.709651        15.374940         133,230.1827
  01/01/2011    to  12/31/2011       15.374940        14.340195         101,338.5884
============   ==== ==========      ==========       ==========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.791070         7.299489              12.8346
  01/01/2002    to  12/31/2002        7.299489         5.186539          26,934.7562
  01/01/2003    to  12/31/2003        5.186539         6.684840         539,599.5008
  01/01/2004    to  12/31/2004        6.684840         7.137295       1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295         7.981937       1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873       1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812       1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062       1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653         926,110.6800
  01/01/2010    to  12/31/2010        6.108653         7.445477         792,115.7498
  01/01/2011    to  12/31/2011        7.445477         7.569276         987,716.1050
============   ==== ==========      ==========       ==========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246967        10.622902        1,563.1764
  01/01/2006    to  12/31/2006       10.622902        11.148484      505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747      357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768      397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067      404,485.0000
  01/01/2010    to  12/31/2010        6.269067         6.625444      357,682.8321
  01/01/2011    to  04/29/2011        6.625444         7.041458            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.329074        4,845.5033
  01/01/2007    to  12/31/2007       10.329074        13.001983      108,711.2677
  01/01/2008    to  12/31/2008       13.001983         7.775588      169,321.2558
  01/01/2009    to  12/31/2009        7.775588        10.781012      149,217.3400
  01/01/2010    to  12/31/2010       10.781012        12.952026      136,322.4111
  01/01/2011    to  12/31/2011       12.952026        12.564113      141,859.5060
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643        13.962133       60,578.8834
  01/01/2002    to  12/31/2002       13.962133        13.668578      163,746.8930
  01/01/2003    to  12/31/2003       13.668578        16.036858      631,295.6467
  01/01/2004    to  12/31/2004       16.036858        17.079057      619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413      428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160      363,408.0986
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142312        16.548422      294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392      284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748      252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669      228,905.9807
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877        10.212345        6,039.9426
  01/01/2011    to  12/31/2011       10.212345        10.257514       24,923.2211
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         6.593315          37,172.7960
  01/01/2009    to  12/31/2009        6.593315         8.107374         132,880.4000
  01/01/2010    to  12/31/2010        8.107374         8.862691         172,740.9336
  01/01/2011    to  12/31/2011        8.862691         8.678933         201,264.2905
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         7.026370         586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585         877,303.5700
  01/01/2010    to  12/31/2010        8.893585         9.636546       1,095,803.9949
  01/01/2011    to  12/31/2011        9.636546         9.321590         950,200.6864
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189391         8.056476              12.2103
  01/01/2002    to  12/31/2002        8.056476         6.281590          22,643.8258
  01/01/2003    to  12/31/2003        6.281590         7.690349          95,392.7350
  01/01/2004    to  11/19/2004        7.690349         7.889764         121,982.2592
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301        10.886207               0.0000
  01/01/2010    to  12/31/2010       10.886207        12.170430           5,950.1434
  01/01/2011    to  12/31/2011       12.170430        11.943992          11,007.6424
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726        10.467975         291,585.4002
  01/01/2007    to  12/31/2007       10.467975        14.080259          77,966.6976
  01/01/2008    to  12/31/2008       14.080259         6.164667         364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869         410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909         410,275.0363
============   ==== ==========       =========        =========       ==============
  01/01/2011    to  12/31/2011       12.485909         9.994683         382,555.7221
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813         8.371336             631.1459
  01/01/2002    to  12/31/2002        8.371336         7.269814          21,102.0210
  01/01/2003    to  12/31/2003        7.269814         9.451731         189,888.3063
  01/01/2004    to  12/31/2004        9.451731        11.126240         651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052         854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560         785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236         652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197         596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369         540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647         491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368         452,308.2946
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.580057         8.456989           3,011.0348
  01/01/2002    to  12/31/2002        8.456989         6.267067          56,679.2938
  01/01/2003    to  12/31/2003        6.267067         7.931148         963,327.7346
  01/01/2004    to  12/31/2004        7.931148         8.308913       1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913         8.567167         815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212         844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981         762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980         679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918         545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415         492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579         434,488.9432
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.425465         504,998.3737
  01/01/2004    to  12/31/2004       10.425465        11.189656         579,707.9113
  01/01/2005    to  12/31/2005       11.189656        11.170860         470,076.5019
  01/01/2006    to  12/31/2006       11.170860        11.042066         447,191.6871
  01/01/2007    to  12/31/2007       11.042066        12.045226         432,594.9317
  01/01/2008    to  12/31/2008       12.045226        11.042431         384,673.7109
  01/01/2009    to  12/31/2009       11.042431        12.834995         462,144.7100
  01/01/2010    to  12/31/2010       12.834995        13.618440         474,352.0973
  01/01/2011    to  12/31/2011       13.618440        14.903492         444,779.5970
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075368        10.523893          10,106.4829
  01/01/2002    to  12/31/2002       10.523893        11.325063         260,508.6670
  01/01/2003    to  12/31/2003       11.325063        11.631034       1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034        12.022053       1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714       1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484       1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600       1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402       1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905       1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116       1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294       1,192,865.4435
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754        16.037793          61,906.1300
  01/01/2010    to  12/31/2010       16.037793        18.306978          42,135.0744
  01/01/2011    to  12/31/2011       18.306978        17.147741          35,679.2868
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967        24.376105        8,891.5389
  01/01/2011    to  12/31/2011       24.376105        24.831966       16,152.9711
============   ==== ==========       =========        =========      ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084         9.981362       50,306.4617
  01/01/2008    to  12/31/2008        9.981362         5.718913      350,930.5917
  01/01/2009    to  12/31/2009        5.718913         6.940210      194,389.4800
  01/01/2010    to  12/31/2010        6.940210         7.884813      154,646.0355
  01/01/2011    to  12/31/2011        7.884813         7.465675      218,057.8904
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761984         6.086250           14.7878
  01/01/2002    to  12/31/2002        6.086250         2.952425        2,522.2482
  01/01/2003    to  12/31/2003        2.952425         4.580635       75,570.8187
  01/01/2004    to  12/31/2004        4.580635         4.315511      223,112.6920
  01/01/2005    to  12/31/2005        4.315511         4.717416      188,547.0776
  01/01/2006    to  12/31/2006        4.717416         4.893393      180,050.3606
  01/01/2007    to  12/31/2007        4.893393         6.336505      282,587.0288
  01/01/2008    to  12/31/2008        6.336505         3.465479      368,809.9524
  01/01/2009    to  12/31/2009        3.465479         5.424533      317,879.3700
  01/01/2010    to  12/31/2010        5.424533         6.820134      320,664.4901
  01/01/2011    to  12/31/2011        6.820134         6.050937      354,105.7174
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366070         8.529438      115,046.5345
  01/01/2009    to  12/31/2009        8.529438        10.488347      232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023      287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218      240,756.1157
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746225         7.819791       35,040.3316
  01/01/2009    to  12/31/2009        7.819791         9.940016       78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483      207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774      210,262.8165
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       39.910653        41.344503          54,492.9747
  01/01/2002    to  12/31/2002       41.344503        33.332049         194,321.1339
  01/01/2003    to  12/31/2003       33.332049        42.905952         529,074.4655
  01/01/2004    to  12/31/2004       42.905952        47.587002         641,545.3822
  01/01/2005    to  12/31/2005       47.587002        48.446417         598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289         551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185         486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814         411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431         395,436.6000
  01/01/2010    to  12/31/2010       41.928431        48.309957         368,915.5742
  01/01/2011    to  12/31/2011       48.309957        45.660800         327,734.0317
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300         8.226988              13.1308
  01/01/2002    to  12/31/2002        8.226988         4.533110          39,837.4725
  01/01/2003    to  12/31/2003        4.533110         6.098811         776,150.9781
  01/01/2004    to  12/31/2004        6.098811         7.075043       1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522         911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710         906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240         663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290         573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937         597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880         562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799         503,082.1328
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.224231          11,714.2415
  01/01/2003    to  12/31/2003        8.224231        11.452136         399,465.3662
  01/01/2004    to  12/31/2004       11.452136        14.264232         484,902.9181
  01/01/2005    to  12/31/2005       14.264232        16.219476         566,572.8777
  01/01/2006    to  12/31/2006       16.219476        18.067717         591,268.6125
  01/01/2007    to  12/31/2007       18.067717        17.250907         491,801.0641
  01/01/2008    to  12/31/2008       17.250907        11.919451         361,320.7979
  01/01/2009    to  12/31/2009       11.919451        14.840417         328,782.6600
  01/01/2010    to  12/31/2010       14.840417        17.519779         289,746.7062
  01/01/2011    to  12/31/2011       17.519779        15.700881         254,413.5291
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726        11.103863        119,838.9659
  01/01/2005    to  12/31/2005       11.103863        12.175337        112,476.1212
  01/01/2006    to  12/31/2006       12.175337        12.716515        120,339.3706
  01/01/2007    to  12/31/2007       12.716515        15.543311        134,321.4342
  01/01/2008    to  12/31/2008       15.543311         7.912081        166,760.8015
  01/01/2009    to  12/31/2009        7.912081        11.464744        131,729.3500
  01/01/2010    to  12/31/2010       11.464744        14.354847         75,894.6757
  01/01/2011    to  12/31/2011       14.354847        13.079300         95,516.9448
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357        163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052        261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694        250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190        268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080        248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672        304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871        259,017.2604
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.191970        14.675475          5,525.9400
  01/01/2010    to  12/31/2010       14.675475        15.266288          8,220.3652
  01/01/2011    to  12/31/2011       15.266288        16.106936         12,950.0858
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128        664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723        870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348      1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329      2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094      1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239      1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326        942,625.3766
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941        10.142360         28,734.3085
  01/01/2002    to  12/31/2002       10.142360        10.095827         59,880.7593
  01/01/2003    to  12/31/2003       10.095827         9.983712        273,169.5878
  01/01/2004    to  12/31/2004        9.983712         9.892782         95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879              0.0000
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092        10.144691             817.0770
  01/01/2002    to  12/31/2002       10.144691         8.335400          86,927.9948
  01/01/2003    to  12/31/2003        8.335400        10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806        11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051       1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860       1,027,299.5651
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.620419          34,476.1308
  01/01/2003    to  12/31/2003        7.620419         9.731099         383,417.5333
  01/01/2004    to  12/31/2004        9.731099        10.437354         495,225.7035
  01/01/2005    to  12/31/2005       10.437354        11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506         502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182         451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513         433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236         363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181         344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148         324,999.5625
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163981        11.933782           1,523.0758
  01/01/2002    to  12/31/2002       11.933782        10.684902          42,894.0497
  01/01/2003    to  12/31/2003       10.684902        13.921813         479,429.6843
  01/01/2004    to  12/31/2004       13.921813        15.030239         577,898.4740
  01/01/2005    to  12/31/2005       15.030239        16.236413         400,291.0627
  01/01/2006    to  12/31/2006       16.236413        17.933554         397,406.9629
  01/01/2007    to  12/31/2007       17.933554        16.407030         360,709.1911
  01/01/2008    to  12/31/2008       16.407030         8.701509         297,363.5059
  01/01/2009    to  12/31/2009        8.701509        12.097394         272,777.0400
  01/01/2010    to  12/31/2010       12.097394        13.669557         225,373.0875
  01/01/2011    to  12/31/2011       13.669557        14.333336         234,294.1868
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301        10.133319               0.0000
  01/01/2009    to  12/31/2009       10.133319        14.239504               0.0000
  01/01/2010    to  12/31/2010       14.239504        17.187816           3,017.5166
  01/01/2011    to  12/31/2011       17.187816        14.173361           5,191.3554
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843        13.616598            0.0000
  01/01/2010    to  12/31/2010       13.616598        16.882236        2,093.8174
  01/01/2011    to  12/31/2011       16.882236        16.250831        6,628.1527
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.846117           10.0000
  01/01/2002    to  12/31/2002       10.846117         8.274548        4,899.8931
  01/01/2003    to  12/31/2003        8.274548        10.418203      151,306.7151
  01/01/2004    to  12/31/2004       10.418203        11.311929      240,637.9726
  01/01/2005    to  12/31/2005       11.311929        11.627388      229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324      213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141      221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388      216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974      190,401.0500
  01/01/2010    to  12/31/2010       10.446974        11.779268      168,592.6342
  01/01/2011    to  12/31/2011       11.779268        11.790488      177,264.0412
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.084172        11.694698            0.0000
  01/01/2010    to  12/31/2010       11.694698        12.408974        1,637.9808
  01/01/2011    to  12/31/2011       12.408974        10.672477        1,743.8301
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792        13.846549            0.0000
  01/01/2010    to  12/31/2010       13.846549        17.252923        4,759.2141
  01/01/2011    to  12/31/2011       17.252923        16.252871        1,396.6129
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661        14.761175        6,395.6400
  01/01/2010    to  12/31/2010       14.761175        18.752786        6,699.3213
  01/01/2011    to  12/31/2011       18.752786        15.385924        7,572.2550
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699        15.524317          590.2826
  01/01/2006    to  12/31/2006       15.524317        15.884610          956.2114
  01/01/2007    to  12/31/2007       15.884610        16.269782        1,574.9014
  01/01/2008    to  12/31/2008       16.269782        15.933627        7,981.1337
  01/01/2009    to  12/31/2009       15.933627        16.328707       46,000.8400
  01/01/2010    to  12/31/2010       16.328707        16.960653       52,317.2259
  01/01/2011    to  12/31/2011       16.960653        17.579867       17,883.7229
============   ==== ==========       =========        =========      ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699        10.689009          716,752.1926
  01/01/2005    to  12/31/2005       10.689009        11.617570          750,229.0859
  01/01/2006    to  12/31/2006       11.617570        13.000581          825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061          841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018        1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737        1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114        1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773          936,437.0345
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854        10.392980        2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980        10.962390        5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390        12.087152        7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300        9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141       10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112       10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410        9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794        9,159,590.7551
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977        10.109092          156,250.0675
  01/01/2005    to  12/31/2005       10.109092        10.399957          513,441.3181
  01/01/2006    to  12/31/2006       10.399957        11.123726          823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009        1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519        2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254        2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937        2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477        2,115,155.9229
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746        10.603907        2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907        11.393996        5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585       11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407       10,438,656.6604
============   ==== ==========       =========        =========       ===============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923        10.229313        885,476.6904
  01/01/2005    to  12/31/2005       10.229313        10.657886      1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886        11.568201      2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278      3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057      3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096      3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052      3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405      3,935,094.1230
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592        262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173        293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637        437,715.0320
  01/01/2011    to  12/31/2011        9.823637         9.457635        619,858.7223
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038190         8.936988         26,327.2864
  01/01/2009    to  12/31/2009        8.936988         9.856360         53,615.6600
  01/01/2010    to  12/31/2010        9.856360        10.286561         44,248.9136
  01/01/2011    to  12/31/2011       10.286561        10.704420         41,767.8518
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852        301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726        348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994        362,485.6331
  01/01/2011    to  12/31/2011        9.343994         8.756372        392,835.4769
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746         25,049.8499
  01/01/2009    to  12/31/2009        5.749746         7.855089        111,585.8100
  01/01/2010    to  12/31/2010        7.855089         9.142614        112,723.6956
  01/01/2011    to  12/31/2011        9.142614         8.579473         90,193.6176
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088188         6.044506         11,722.8093
  01/01/2009    to  12/31/2009        6.044506         8.475894         57,516.1200
  01/01/2010    to  12/31/2010        8.475894         8.911941         53,555.2900
  01/01/2011    to  12/31/2011        8.911941         7.514062         53,624.4003
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156        185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251        227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374        281,795.4560
  01/01/2011    to  12/31/2011       10.067374         9.921913        303,799.5328
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423          2,261.7523
  01/01/2009    to  12/31/2009       12.195423        17.591890         17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380         46,153.6390
  01/01/2011    to  12/31/2011       20.033380        20.168240         30,105.1747
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153        166,923.8607
  01/01/2005    to  12/31/2005       12.812153        14.277527        535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711        431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793        318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596        283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998        264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858        235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028        215,937.4181
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.951741        188,983.5826
  01/01/2005    to  12/31/2005       11.951741        13.230588        192,469.8754
  01/01/2006    to  12/31/2006       13.230588        15.056884        196,663.5853
  01/01/2007    to  12/31/2007       15.056884        15.267724        183,925.9084
  01/01/2008    to  12/31/2008       15.267724         9.599510        145,317.0505
  01/01/2009    to  12/31/2009        9.599510        12.492580        135,131.6800
  01/01/2010    to  12/31/2010       12.492580        15.266007        115,778.2577
  01/01/2011    to  12/31/2011       15.266007        14.071615        110,467.2548
============   ==== ==========       =========        =========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.929396            655.0284
  01/01/2002    to  12/31/2002       10.929396         8.805453        175,758.5084
  01/01/2003    to  12/31/2003        8.805453        11.690181        890,875.6228
  01/01/2004    to  12/31/2004       11.690181        13.858377        689,649.6331
  01/01/2005    to  12/31/2005       13.858377        15.573010        541,506.2615
  01/01/2006    to  12/31/2006       15.573010        19.738183        508,578.8353
  01/01/2007    to  12/31/2007       19.738183        19.196255        468,248.8267
  01/01/2008    to  12/31/2008       19.196255        11.161587        397,748.9575
  01/01/2009    to  12/31/2009       11.161587        17.024193        370,385.6300
  01/01/2010    to  12/31/2010       17.024193        19.495409        349,291.8637
  01/01/2011    to  12/31/2011       19.495409        16.443106        324,112.2935
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.845599           8,879.6874
  01/01/2002    to  12/31/2002       11.845599         8.446962         354,541.9517
  01/01/2003    to  12/31/2003        8.446962        11.538078         728,480.7931
  01/01/2004    to  12/31/2004       11.538078        12.078766         635,631.1567
  01/01/2005    to  12/31/2005       12.078766        12.863783         950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465         777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081         623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270         522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996         494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993         430,112.0260
  01/01/2011    to  12/31/2011       15.540993        15.121905         381,242.4072
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      140.928841       144.689994              15.9878
  01/01/2011    to  12/31/2011      144.689994       131.588146             985.7678
============   ==== ==========      ==========       ==========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.984994           1,723.3141
  01/01/2002    to  12/31/2002       10.984994         9.636340         273,094.9744
  01/01/2003    to  12/31/2003        9.636340        11.959724         728,304.0743
  01/01/2004    to  12/31/2004       11.959724        13.457712         472,313.4662
  01/01/2005    to  12/31/2005       13.457712        14.304925         355,196.8526
  01/01/2006    to  12/31/2006       14.304925        16.136462         303,858.9772
  01/01/2007    to  12/31/2007       16.136462        15.440795         309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413         281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418         255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624         215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208         200,774.4400
============   ==== ==========      ==========       ==========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.790814         7.293775          68,577.6242
  01/01/2002    to  12/31/2002        7.293775         5.177286         609,227.4429
  01/01/2003    to  12/31/2003        5.177286         6.666256       1,444,785.3500
  01/01/2004    to  12/31/2004        6.666256         7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320         7.943847       1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353       1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216       1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841       1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174       1,124,474.5500
  01/01/2010    to  12/31/2010        6.055174         7.372926         962,269.7439
  01/01/2011    to  12/31/2011        7.372926         7.488041         959,691.6583
============   ==== ==========      ==========       ==========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246771        10.621157               0.0000
  01/01/2006    to  12/31/2006       10.621157        11.135542         274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387         214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138         213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944         197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246         197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142               0.0000
  01/01/2007    to  12/31/2007       10.322142        12.980214          26,979.7464
  01/01/2008    to  12/31/2008       12.980214         7.754770          39,834.4196
  01/01/2009    to  12/31/2009        7.754770        10.741407          44,736.6600
  01/01/2010    to  12/31/2010       10.741407        12.891564          53,991.6914
  01/01/2011    to  12/31/2011       12.891564        12.492986          72,580.5568
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185        13.951241         211,867.7916
  01/01/2002    to  12/31/2002       13.951241        13.644245         961,841.5750
  01/01/2003    to  12/31/2003       13.644245        15.992320       1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320        17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823       1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141       1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056       1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076         875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701         788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466         714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333         631,248.8694
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585         538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665         503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389         433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232         376,060.7178
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438             974.7689
  01/01/2011    to  12/31/2011       10.205438        10.240357          13,455.9965
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767          21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684          81,813.5000
  01/01/2010    to  12/31/2010        8.093684         8.838888         136,426.8294
  01/01/2011    to  12/31/2011        8.838888         8.646988         149,614.6077
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527          43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574          85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672          96,192.0851
  01/01/2011    to  12/31/2011        9.610672         9.287285         104,732.7225
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189120         8.050186          45,232.6746
  01/01/2002    to  12/31/2002        8.050186         6.270402         304,328.7950
  01/01/2003    to  12/31/2003        6.270402         7.668982         574,092.5202
  01/01/2004    to  11/19/2004        7.668982         7.860884         411,757.7047
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904               0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119             373.6083
  01/01/2011    to  12/31/2011       12.150119        11.912168               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946           4,310.7289
  01/01/2007    to  12/31/2007       10.460946        14.056678          37,369.9794
  01/01/2008    to  12/31/2008       14.056678         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597         536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069         323,403.4527
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526         8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799         7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874         9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579774         8.450379        135,716.3939
  01/01/2002    to  12/31/2002        8.450379         6.255898      1,116,165.0721
  01/01/2003    to  12/31/2003        6.255898         7.909106      2,898,933.3130
  01/01/2004    to  12/31/2004        7.909106         8.277517      2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517         8.526290      1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889      1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899      1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779      1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579      1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676      1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229        875,468.2427
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.418489      1,218,441.4730
  01/01/2004    to  12/31/2004       10.418489        11.170963        852,071.8889
  01/01/2005    to  12/31/2005       11.170963        11.141080        579,488.0413
  01/01/2006    to  12/31/2006       11.141080        11.001649        528,394.1723
  01/01/2007    to  12/31/2007       11.001649        11.989080        474,331.6052
  01/01/2008    to  12/31/2008       11.989080        10.979939        761,461.4361
  01/01/2009    to  12/31/2009       10.979939        12.749612        402,376.5800
  01/01/2010    to  12/31/2010       12.749612        13.514326        372,861.4424
  01/01/2011    to  12/31/2011       13.514326        14.774818        336,942.7620
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038        10.515687         72,154.0372
  01/01/2002    to  12/31/2002       10.515687        11.304919      2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919        11.598744      3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744        11.976661      2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993      2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722      2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425      2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264      2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346      1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943      1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440      1,653,302.6824
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564        219,658.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926        193,556.9963
  01/01/2011    to  12/31/2011       17.999926        16.843308        179,021.9674
============   ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270        5,385.0076
  01/01/2011    to  12/31/2011       12.338270        12.556481       12,044.9653
============   ==== ==========       =========        =========      ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767         9.979690        7,434.6246
  01/01/2008    to  12/31/2008        9.979690         5.712205        6,548.0307
  01/01/2009    to  12/31/2009        5.712205         6.925141       13,045.5300
  01/01/2010    to  12/31/2010        6.925141         7.859835       15,819.5373
  01/01/2011    to  12/31/2011        7.859835         7.434600       17,173.6182
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761758         6.081488       63,122.0696
  01/01/2002    to  12/31/2002        6.081488         2.947164      248,653.0442
  01/01/2003    to  12/31/2003        2.947164         4.567923      384,195.3425
  01/01/2004    to  12/31/2004        4.567923         4.299219      486,242.6251
  01/01/2005    to  12/31/2005        4.299219         4.694924      368,658.4428
  01/01/2006    to  12/31/2006        4.694924         4.865207      307,457.7590
  01/01/2007    to  12/31/2007        4.865207         6.293680      250,181.0592
  01/01/2008    to  12/31/2008        6.293680         3.438596      197,910.0021
  01/01/2009    to  12/31/2009        3.438596         5.377075      193,617.5000
  01/01/2010    to  12/31/2010        5.377075         6.753719      171,381.7171
  01/01/2011    to  12/31/2011        6.753719         5.986033      162,238.9517
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714      544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805      516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272      560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321      522,587.2322
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369      186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797      178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919      177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652      153,429.2823
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       39.909345        41.312239        333,795.0812
  01/01/2002    to  12/31/2002       41.312239        33.272684      1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684        42.786777      1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777        47.407274      1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303        706,253.3098
  01/01/2011    to  12/31/2011       47.839303        45.170832        618,072.9799
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046         8.220557        107,325.0956
  01/01/2002    to  12/31/2002        8.220557         4.525032        874,509.3435
  01/01/2003    to  12/31/2003        4.525032         6.081870      2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870         7.048322      1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279        837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490        733,821.4112
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.218733        262,587.9067
  01/01/2003    to  12/31/2003        8.218733        11.433062      1,022,632.1470
  01/01/2004    to  12/31/2004       11.433062        14.226210        749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130        675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664        622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385        554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161        453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955        437,967.3100
  01/01/2010    to  12/31/2010       14.726955        17.368472        409,640.4970
  01/01/2011    to  12/31/2011       17.368472        15.549747        357,783.6433
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.096411        160,260.3155
  01/01/2005    to  12/31/2005       11.096411        12.155042        124,124.2139
  01/01/2006    to  12/31/2006       12.155042        12.682656        117,467.0038
  01/01/2007    to  12/31/2007       12.682656        15.486352        123,761.6709
  01/01/2008    to  12/31/2008       15.486352         7.875156        102,702.5502
  01/01/2009    to  12/31/2009        7.875156        11.399836         90,192.5100
  01/01/2010    to  12/31/2010       11.399836        14.259327         80,395.3952
  01/01/2011    to  12/31/2011       14.259327        12.979302         71,339.3562
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.043873        14.512748          2,041.9700
  01/01/2010    to  12/31/2010       14.512748        15.081921          6,757.4909
  01/01/2011    to  12/31/2011       15.081921        15.896561          7,581.7872
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469        573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456        815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583      1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155      2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489      1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729        945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238      1,214,459.0350
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611        10.134443         77,162.0693
  01/01/2002    to  12/31/2002       10.134443        10.077868        745,567.9878
  01/01/2003    to  12/31/2003       10.077868         9.955999        890,691.6762
  01/01/2004    to  12/31/2004        9.955999         9.855432        509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283          3,411.3696
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756        10.136771        167,899.0385
  01/01/2002    to  12/31/2002       10.136771         8.320551      1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551        10.699997      2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997        11.802287      3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459      3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697      3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208      2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293      2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672      2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562      1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530      1,730,378.7213
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.615315        525,650.4510
  01/01/2003    to  12/31/2003        7.615315         9.714878      1,062,291.4680
  01/01/2004    to  12/31/2004        9.714878        10.409513        892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163646        11.924478         49,663.5375
  01/01/2002    to  12/31/2002       11.924478        10.665887        684,030.8054
  01/01/2003    to  12/31/2003       10.665887        13.883167      1,602,593.0700
  01/01/2004    to  12/31/2004       13.883167        14.973492      1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492        16.158995        867,876.2326
  01/01/2006    to  12/31/2006       16.158995        17.830257        790,359.5308
  01/01/2007    to  12/31/2007       17.830257        16.296121        695,047.3958
  01/01/2008    to  12/31/2008       16.296121         8.633994        587,616.1037
  01/01/2009    to  12/31/2009        8.633994        11.991528        533,008.4500
  01/01/2010    to  12/31/2010       11.991528        13.536401        472,901.3782
  01/01/2011    to  12/31/2011       13.536401        14.179556        412,917.1867
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600              0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857          7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588         11,503.4759
  01/01/2011    to  12/31/2011       17.150588        14.128534         10,247.1880
============   ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845          127.5600
  01/01/2010    to  12/31/2010       13.487845        16.705911        4,123.6530
  01/01/2011    to  12/31/2011       16.705911        16.065053        2,222.2364
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.843650       10,152.7946
  01/01/2002    to  12/31/2002       10.843650         8.264381      322,250.4764
  01/01/2003    to  12/31/2003        8.264381        10.395014      529,148.8849
  01/01/2004    to  12/31/2004       10.395014        11.275442      537,950.0067
  01/01/2005    to  12/31/2005       11.275442        11.578333      515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585      414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452      357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648      320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283      308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983      289,250.9270
  01/01/2011    to  12/31/2011       11.670983        11.670447      267,489.2266
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.989316        11.564961        3,803.6000
  01/01/2010    to  12/31/2010       11.564961        12.259062        4,968.6757
  01/01/2011    to  12/31/2011       12.259062        10.533011        4,951.9829
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928        1,673.3300
  01/01/2010    to  12/31/2010       13.692928        17.044476        1,777.6741
  01/01/2011    to  12/31/2011       17.044476        16.040482        5,757.5793
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903            0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143            0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245        2,902.0366
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902            0.0000
  01/01/2006    to  12/31/2006       15.351902        15.692541          943.5295
  01/01/2007    to  12/31/2007       15.692541        16.056909        1,017.6624
  01/01/2008    to  12/31/2008       16.056909        15.709391       20,514.5850
  01/01/2009    to  12/31/2009       15.709391        16.082823       18,391.6300
  01/01/2010    to  12/31/2010       16.082823        16.688556       23,973.3426
  01/01/2011    to  12/31/2011       16.688556        17.280596       38,713.6887
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313        777,671.6506
  01/01/2005    to  12/31/2005       10.687313        11.604154        899,364.1233
  01/01/2006    to  12/31/2006       11.604154        12.972623        932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531        801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126      1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104      1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466      1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647      1,475,021.8225
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330      3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330        10.949726      5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726        12.061156      5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938      5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388      7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679      6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788      6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161      5,911,435.3614
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486        179,571.4468
  01/01/2005    to  12/31/2005       10.107486        10.387940        619,534.0776
  01/01/2006    to  12/31/2006       10.387940        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368      1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859      1,125,532.9140
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224      3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224        11.380836      5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836        12.717038      5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001      5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254      6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709      5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653      5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334      4,778,559.5779
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688        1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688        10.645573        1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573        11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129        2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651        2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073        2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086        2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922        2,225,206.7572
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767        667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143      1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260      1,295,316.1893
  01/01/2011    to  12/31/2011        9.797260         9.422832      1,005,057.3599
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080         8.930842         55,376.9498
  01/01/2009    to  12/31/2009        8.930842         9.839740        153,912.6600
  01/01/2010    to  12/31/2010        9.839740        10.258953        159,176.7273
  01/01/2011    to  12/31/2011       10.258953        10.665052        146,729.2690
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471      1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591      1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900      1,776,916.6631
  01/01/2011    to  12/31/2011        9.318900         8.724143      1,712,550.8998
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775        109,505.6773
  01/01/2009    to  12/31/2009        5.745775         7.841818        126,551.0800
  01/01/2010    to  12/31/2010        7.841818         9.118054        139,983.8891
  01/01/2011    to  12/31/2011        9.118054         8.547889        109,005.9439
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078         6.040337         51,496.4654
  01/01/2009    to  12/31/2009        6.040337         8.461583         82,197.8900
  01/01/2010    to  12/31/2010        8.461583         8.888011        169,326.3736
  01/01/2011    to  12/31/2011        8.888011         7.486399         80,367.3845
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872        491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538        554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347        638,957.9001
  01/01/2011    to  12/31/2011       10.040347         9.885409        880,141.5031
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782          5,023.4703
  01/01/2009    to  12/31/2009       12.045782        17.358689         39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068         49,295.1134
  01/01/2011    to  12/31/2011       19.748068        19.861185         56,842.9674
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        12.803566        163,702.3876
  01/01/2005    to  12/31/2005       12.803566        14.253740        136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313        157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623        149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364        132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480        120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543        109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451        113,252.4378
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.943726        200,639.3919
  01/01/2005    to  12/31/2005       11.943726        13.208544        307,360.8379
  01/01/2006    to  12/31/2006       13.208544        15.016817        418,104.5508
  01/01/2007    to  12/31/2007       15.016817        15.211790        415,804.5835
  01/01/2008    to  12/31/2008       15.211790         9.554730        254,830.4232
  01/01/2009    to  12/31/2009        9.554730        12.421876        229,511.8600
  01/01/2010    to  12/31/2010       12.421876        15.164455        192,975.6214
  01/01/2011    to  12/31/2011       15.164455        13.964054        180,120.7616
============   ==== ==========       =========        =========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972        11.728055        502,035.9448
  01/01/2004    to  12/31/2004       11.728055        13.889348        733,353.6073
  01/01/2005    to  12/31/2005       13.889348        15.592262        643,962.4400
  01/01/2006    to  12/31/2006       15.592262        19.742895        742,984.0450
  01/01/2007    to  12/31/2007       19.742895        19.181531        687,008.4094
  01/01/2008    to  12/31/2008       19.181531        11.141818        564,235.6196
  01/01/2009    to  12/31/2009       11.141818        16.977047        508,991.5300
  01/01/2010    to  12/31/2010       16.977047        19.422008        454,241.5700
  01/01/2011    to  12/31/2011       19.422008        16.364832        414,357.2483
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674        11.575448        303,307.8198
  01/01/2004    to  12/31/2004       11.575448        12.105739        468,862.0298
  01/01/2005    to  12/31/2005       12.105739        12.879664        362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878        329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940        291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398        256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292        243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445        208,698.8797
  01/01/2011    to  12/31/2011       15.482445        15.049903        185,562.7308
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       137.018308       140.581867         295.6292
  01/01/2011    to  12/31/2011       140.581867       127.724425         299.9336
============   ==== ==========       ==========       ==========     ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.728989        11.998433     263,550.1272
  01/01/2004    to  12/31/2004        11.998433        13.487739     224,052.4404
  01/01/2005    to  12/31/2005        13.487739        14.322557     160,332.2470
  01/01/2006    to  12/31/2006        14.322557        16.140250     154,272.9954
  01/01/2007    to  12/31/2007        16.140250        15.428895     144,273.1358
  01/01/2008    to  12/31/2008        15.428895         9.353781     129,427.3998
  01/01/2009    to  12/31/2009         9.353781        12.570466     118,950.5200
  01/01/2010    to  12/31/2010        12.570466        15.176218     102,264.7989
  01/01/2011    to  12/31/2011        15.176218        14.126604      97,665.7380
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         5.505944         6.697139     707,471.8090
  01/01/2004    to  12/31/2004         6.697139         7.136100     781,225.4021
  01/01/2005    to  12/31/2005         7.136100         7.964706     525,101.1448
  01/01/2006    to  12/31/2006         7.964706         7.690836     495,540.0535
  01/01/2007    to  12/31/2007         7.690836         7.727995     422,370.8947
  01/01/2008    to  12/31/2008         7.727995         4.628049     422,541.5303
  01/01/2009    to  12/31/2009         4.628049         6.046778     398,419.7700
  01/01/2010    to  12/31/2010         6.046778         7.355352     358,059.8286
  01/01/2011    to  12/31/2011         7.355352         7.462739     368,564.6284
============   ==== ==========       ==========       ==========     ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246575        10.619411           0.0000
  01/01/2006    to  12/31/2006        10.619411        11.122610      59,256.6729
  01/01/2007    to  12/31/2007        11.122610        10.283068      71,461.8140
  01/01/2008    to  12/31/2008        10.283068         4.585552      73,675.7912
  01/01/2009    to  12/31/2009         4.585552         6.216925      85,304.2600
  01/01/2010    to  12/31/2010         6.216925         6.557220      75,032.1913
  01/01/2011    to  04/29/2011         6.557220         6.964406           0.0000
============   ==== ==========       ==========       ==========     ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988562        10.315213       2,215.1197
  01/01/2007    to  12/31/2007        10.315213        12.958474     117,424.9721
  01/01/2008    to  12/31/2008        12.958474         7.734002     104,320.5870
  01/01/2009    to  12/31/2009         7.734002        10.701942      73,976.5100
  01/01/2010    to  12/31/2010        10.701942        12.831376      51,774.3616
  01/01/2011    to  12/31/2011        12.831376        12.422254      66,490.0724
============   ==== ==========       ==========       ==========     ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264        16.066264        652,133.2433
  01/01/2004    to  12/31/2004       16.066264        17.076098        685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811        329,853.8532
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964         27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088         31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039         35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786         32,560.8482
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603        10.198534         13,141.2160
  01/01/2011    to  12/31/2011       10.198534        10.223228         29,236.7254
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.584222         19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016         72,148.1900
  01/01/2010    to  12/31/2010        8.080016         8.815149         88,995.4743
  01/01/2011    to  12/31/2011        8.815149         8.615160         96,513.4404
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         7.016687        271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588        353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867        376,771.3664
  01/01/2011    to  12/31/2011        9.584867         9.253106        375,161.9153
============   ==== ==========       =========        =========        ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734         7.704481        135,372.7607
  01/01/2004    to  11/19/2004        7.704481         7.890285        166,048.9595
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607              0.0000
  01/01/2010    to  12/31/2010       10.871607        12.129841          4,428.0608
  01/01/2011    to  12/31/2011       12.129841        11.880428          3,873.9002
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918           3,471.4578
  01/01/2007    to  12/31/2007       10.453918        14.033128          81,889.3680
  01/01/2008    to  12/31/2008       14.033128         6.131668          70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606         100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549         101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769          99,680.7897
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391         9.469098         216,291.5659
  01/01/2004    to  12/31/2004        9.469098        11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210         405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364         403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509         445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727         336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855         358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990         269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447         244,579.7269
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686         7.945738       1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738         8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174         883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685         799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002         718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111         634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327         548,945.5013
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.411529         736,447.3370
  01/01/2004    to  12/31/2004       10.411529        11.152314         986,886.9436
  01/01/2005    to  12/31/2005       11.152314        11.111391         778,414.1933
  01/01/2006    to  12/31/2006       11.111391        10.961391         713,291.4137
  01/01/2007    to  12/31/2007       10.961391        11.933208         682,836.8400
  01/01/2008    to  12/31/2008       11.933208        10.917813         746,570.3257
  01/01/2009    to  12/31/2009       10.917813        12.664811         767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023         678,447.8767
  01/01/2011    to  12/31/2011       13.411023        14.647270         596,849.5573
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154        11.652364        706,866.7231
  01/01/2004    to  12/31/2004       11.652364        12.019969        763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499        699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736        849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413        719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178        776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440        831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750        794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547        708,451.2157
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332          1,350.1000
  01/01/2010    to  12/31/2010       15.535332        17.698021          1,910.3273
  01/01/2011    to  12/31/2011       17.698021        16.544278          3,503.5063
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622        12.307762         17,086.2352
  01/01/2011    to  12/31/2011       12.307762        12.512948         26,272.7059
============   ==== ==========       =========        =========        ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450         9.978019          6,824.1118
  01/01/2008    to  12/31/2008        9.978019         5.705506         48,998.3368
  01/01/2009    to  12/31/2009        5.705506         6.910104         62,900.3900
  01/01/2010    to  12/31/2010        6.910104         7.834937         45,829.0696
  01/01/2011    to  12/31/2011        7.834937         7.403653         42,488.3276
============   ==== ==========       =========        =========        ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316         4.589108        136,427.2265
  01/01/2004    to  12/31/2004        4.589108         4.314826        312,990.2164
  01/01/2005    to  12/31/2005        4.314826         4.707273        199,315.4728
  01/01/2006    to  12/31/2006        4.707273         4.873139        208,861.1208
  01/01/2007    to  12/31/2007        4.873139         6.297612        297,168.9507
  01/01/2008    to  12/31/2008        6.297612         3.437283        217,688.2786
  01/01/2009    to  12/31/2009        3.437283         5.369652        217,662.8500
  01/01/2010    to  12/31/2010        5.369652         6.737666        191,266.8939
  01/01/2011    to  12/31/2011        6.737666         5.965845        180,162.4399
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073        149,883.3162
  01/01/2009    to  12/31/2009        8.474073        10.399444        202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830        356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862        333,380.5036
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023        196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748        229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654        301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939        323,285.5117
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.555426        42.984805        334,537.2375
  01/01/2004    to  12/31/2004       42.984805        47.578964        429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049        224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980        189,666.0920
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231         6.110051        711,884.3786
  01/01/2004    to  12/31/2004        6.110051         7.073886        539,705.6911
  01/01/2005    to  12/31/2005        7.073886         7.968314        522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116        501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835        502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596        413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775        420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924        359,703.0932
  01/01/2011    to  12/31/2011       10.202924         9.861078        313,697.5017
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513        11.454065        510,324.5346
  01/01/2004    to  12/31/2004       11.454065        14.238069        658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883        368,966.8417
  01/01/2011    to  12/31/2011       17.278883        15.454099        336,817.3198
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.088963        163,554.1683
  01/01/2005    to  12/31/2005       11.088963        12.134782        122,346.8702
  01/01/2006    to  12/31/2006       12.134782        12.648888        121,994.0982
  01/01/2007    to  12/31/2007       12.648888        15.429601        147,231.5203
  01/01/2008    to  12/31/2008       15.429601         7.838404        128,201.1462
  01/01/2009    to  12/31/2009        7.838404        11.335295        123,258.8700
  01/01/2010    to  12/31/2010       11.335295        14.164443         99,628.3543
  01/01/2011    to  12/31/2011       14.164443        12.880067         87,881.4331
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325         22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227         85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472         96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079         93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174         92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738         80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703         71,491.0091
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321        14.351824          7,009.5700
  01/01/2010    to  12/31/2010       14.351824        14.899780         12,383.0597
  01/01/2011    to  12/31/2011       14.899780        15.688931         11,446.0520
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519        458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024        687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046      1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004      2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908      1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080        984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891        954,968.6629
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666        10.002057        107,542.8246
  01/01/2004    to  12/31/2004       10.002057         9.891100        253,746.9493
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367        10.749521        812,394.0970
  01/01/2004    to  12/31/2004       10.749521        11.845032      1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984      1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047      1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310      1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857      1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812      1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598        891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509        801,517.5740
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248         9.732750        509,533.6949
  01/01/2004    to  12/31/2004        9.732750        10.418212        663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577        13.947388        619,951.3971
  01/01/2004    to  12/31/2004       13.947388        15.027679        769,904.3927
  01/01/2005    to  12/31/2005       15.027679        16.201314        750,785.7937
  01/01/2006    to  12/31/2006       16.201314        17.859135        844,703.5159
  01/01/2007    to  12/31/2007       17.859135        16.306100        761,548.8160
  01/01/2008    to  12/31/2008       16.306100         8.630590        596,165.5651
  01/01/2009    to  12/31/2009        8.630590        11.974815        552,762.9400
  01/01/2010    to  12/31/2010       11.974815        13.504035        423,839.8849
  01/01/2011    to  12/31/2011       13.504035        14.131542        368,727.8436
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881              0.0000
  01/01/2009    to  12/31/2009       10.129881        14.206229         12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440         12,830.2236
  01/01/2011    to  12/31/2011       17.113440        14.083849         13,442.8182
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309          3,115.8800
  01/01/2010    to  12/31/2010       13.360309        16.531427         12,392.3620
  01/01/2011    to  12/31/2011       16.531427        15.881398          8,726.6061
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802        10.428700        163,727.6214
  01/01/2004    to  12/31/2004       10.428700        11.300646        287,263.4410
  01/01/2005    to  12/31/2005       11.300646        11.591091        396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340        392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831        377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698        293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933        296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853        282,084.1790
  01/01/2011    to  12/31/2011       11.613853        11.599419        238,876.2858
============   ==== ==========       =========        =========        ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.895451        11.436663          4,403.1900
  01/01/2010    to  12/31/2010       11.436663        12.110959         11,105.3737
  01/01/2011    to  12/31/2011       12.110959        10.395367          7,808.0383
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011          1,041.4200
  01/01/2010    to  12/31/2010       13.541011        16.838547          5,418.5337
  01/01/2011    to  12/31/2011       16.838547        15.830866          3,297.7268
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652            198.8200
  01/01/2010    to  12/31/2010       14.726652        18.671588          2,093.0731
  01/01/2011    to  12/31/2011       18.671588        15.288720          2,321.7774
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339            490.4303
  01/01/2006    to  12/31/2006       15.181339        15.502724         25,596.8450
  01/01/2007    to  12/31/2007       15.502724        15.846744         29,409.6249
  01/01/2008    to  12/31/2008       15.846744        15.488235        134,097.4692
  01/01/2009    to  12/31/2009       15.488235        15.840564         90,533.8500
  01/01/2010    to  12/31/2010       15.840564        16.420744         89,900.7356
  01/01/2011    to  12/31/2011       16.420744        16.986337         86,984.1514
============   ==== ==========       =========        =========        ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629        10.685617          496,059.1309
  01/01/2005    to  12/31/2005       10.685617        11.590752          933,205.2691
  01/01/2006    to  12/31/2006       11.590752        12.944726        1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132        1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366          968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738          798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251          785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063          672,452.9061
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803        10.389680        3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680        10.937077        7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077        12.035216       10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700       12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780       12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525       11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611       10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110        9,314,825.5411
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942        10.105881           89,756.6426
  01/01/2005    to  12/31/2005       10.105881        10.375938          551,207.4189
  01/01/2006    to  12/31/2006       10.375938        11.075921          918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954        1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380        2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598        3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251        3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850        3,134,392.9778
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681        10.600541        3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541        11.367691        6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691        12.689689        9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701       12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996       12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952       11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163       10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825        9,605,719.2984
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881        10.226064        1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064        10.633274        2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042        5,174,824.2332
============   ==== ==========       =========        =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356        1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638        3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098        3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479        3,720,487.5387
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026         8.927771           28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441           98,998.2100
  01/01/2010    to  12/31/2010        9.831441        10.245177           91,375.3237
  01/01/2011    to  12/31/2011       10.245177        10.645421           85,889.9308
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282        1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533        2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378        2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073        2,613,840.2336
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791          128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191          275,571.9900
  01/01/2010    to  12/31/2010        7.835191         9.105799          265,875.7822
  01/01/2011    to  12/31/2011        9.105799         8.532140          251,752.5607
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023         6.038254           39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436          111,257.9200
  01/01/2010    to  12/31/2010        8.454436         8.876070          126,813.5087
  01/01/2011    to  12/31/2011        8.876070         7.472605          120,514.0081
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231          681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692        1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861        1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207        1,178,660.4354
============   ==== ==========       =========        =========        ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652           11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250           30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939           64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415           63,772.1105
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274        214,119.3092
  01/01/2005    to  12/31/2005       12.799274        14.241861        441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665        320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120        249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824        233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868        226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119        203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948        181,275.4715
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.939720        269,252.5508
  01/01/2005    to  12/31/2005       11.939720        13.197536        349,356.2707
  01/01/2006    to  12/31/2006       13.197536        14.996823        366,355.5134
  01/01/2007    to  12/31/2007       14.996823        15.183900        272,368.6003
  01/01/2008    to  12/31/2008       15.183900         9.532418        195,491.9278
  01/01/2009    to  12/31/2009        9.532418        12.386674        165,034.7800
  01/01/2010    to  12/31/2010       12.386674        15.113932        152,386.6406
  01/01/2011    to  12/31/2011       15.113932        13.910583        120,617.2515
============   ==== ==========       =========        =========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.925670             10.0000
  01/01/2002    to  12/31/2002       10.925670         8.789245         23,744.1676
  01/01/2003    to  12/31/2003        8.789245        11.651185        614,792.3152
  01/01/2004    to  12/31/2004       11.651185        13.791399        844,731.6342
  01/01/2005    to  12/31/2005       13.791399        15.474588        837,023.8301
  01/01/2006    to  12/31/2006       15.474588        19.584134        745,520.9303
  01/01/2007    to  12/31/2007       19.584134        19.017716        627,653.5260
  01/01/2008    to  12/31/2008       19.017716        11.041112        460,978.6793
  01/01/2009    to  12/31/2009       11.041112        16.815186        436,066.6800
  01/01/2010    to  12/31/2010       16.815186        19.227231        375,253.8749
  01/01/2011    to  12/31/2011       19.227231        16.192619        340,157.1260
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.841568              60.8234
  01/01/2002    to  12/31/2002       11.841568         8.431404          49,027.0668
  01/01/2003    to  12/31/2003        8.431404        11.499598         381,795.2233
  01/01/2004    to  12/31/2004       11.499598        12.020385         597,576.0166
  01/01/2005    to  12/31/2005       12.020385        12.782480         817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678         626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262         585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582         507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259         466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193         398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553         376,693.7405
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      135.103915       138.571745             104.9272
  01/01/2011    to  12/31/2011      138.571745       125.835311             505.6277
============   ==== ==========      ==========       ==========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.981256           1,158.6675
  01/01/2002    to  12/31/2002       10.981256         9.618604          12,911.9264
  01/01/2003    to  12/31/2003        9.618604        11.919827         422,071.7829
  01/01/2004    to  12/31/2004       11.919827        13.392661         368,115.1203
  01/01/2005    to  12/31/2005       13.392661        14.214507         308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503         278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171         242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262         172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655         219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065         188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994         168,160.1761
============   ==== ==========      ==========       ==========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.790426         7.285235           5,330.5546
  01/01/2002    to  12/31/2002        7.285235         5.163465          89,241.3611
  01/01/2003    to  12/31/2003        5.163465         6.638491         936,260.0392
  01/01/2004    to  12/31/2004        6.638491         7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046         889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843         818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437         729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833         835,271.7525
============   ==== ==========      ==========       ==========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538          28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150         367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927         243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276         255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956         280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272         272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750             156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617          80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640          67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263          87,508.4400
  01/01/2010    to  12/31/2010       10.682263        12.801388         124,628.4800
  01/01/2011    to  12/31/2011       12.801388        12.387038         148,487.6007
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495        13.934910          41,643.4787
  01/01/2002    to  12/31/2002       13.934910        13.607857         183,438.0434
  01/01/2003    to  12/31/2003       13.607857        15.925780       1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192         465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254         405,805.4391
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660         189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985         255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818         234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724         155,003.4132
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084           6,394.0405
  01/01/2011    to  12/31/2011       10.195084        10.214674          10,143.5481
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951          28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191         214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303         224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289         234,873.0590
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269         378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104         557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990         567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064         544,047.1713
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188716         8.040755           3,993.1489
  01/01/2002    to  12/31/2002        8.040755         6.253646          38,626.0334
  01/01/2003    to  12/31/2003        6.253646         7.637036         224,000.1853
  01/01/2004    to  11/19/2004        7.637036         7.817754         212,619.4835
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960               0.0000
  01/01/2010    to  12/31/2010       10.867960        12.119715           2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590           2,056.6735
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738         251,780.4865
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093         8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994         7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579351         8.440489          10,882.6021
  01/01/2002    to  12/31/2002        8.440489         6.239188         183,738.0480
  01/01/2003    to  12/31/2003        6.239188         7.876171       1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171         8.230659       2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353       1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983       1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168       1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099         993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685         905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054         803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451         686,579.4063
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.408048         905,824.8266
  01/01/2004    to  12/31/2004       10.408048        11.142998       1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998        11.096573       1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314         951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367         761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879         628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618         612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664         615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906         522,777.4984
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541        10.503380           7,939.7406
  01/01/2002    to  12/31/2002       10.503380        11.274776         350,470.5383
  01/01/2003    to  12/31/2003       11.274776        11.550473       1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473        11.908891       2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923       1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851       1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788       1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020       1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672       1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043       1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182       1,321,654.2392
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194          67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973          62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759          55,261.9462
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535        2,020.2594
  01/01/2011    to  12/31/2011       12.292535        12.491238       16,762.6537
============   ==== ==========       =========        =========      ============
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564292         9.977183        9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159      213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598      208,651.7600
  01/01/2010    to  12/31/2010        6.902598         7.822517       23,794.2214
  01/01/2011    to  12/31/2011        7.822517         7.388228      222,381.5193
============   ==== ==========       =========        =========      ============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761420         6.074341        1,856.7190
  01/01/2002    to  12/31/2002        6.074341         2.939266       12,119.9922
  01/01/2003    to  12/31/2003        2.939266         4.548861      164,020.3205
  01/01/2004    to  12/31/2004        4.548861         4.274839      426,221.9721
  01/01/2005    to  12/31/2005        4.274839         4.661325      372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166      339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901      296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616      201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594      275,558.0900
  01/01/2010    to  12/31/2010        5.306594         6.655218      206,138.7608
  01/01/2011    to  12/31/2011        6.655218         5.889901      165,476.5989
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286       87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335      310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728      415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300      517,220.4676
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380       57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791      188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635      240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738      286,855.9251
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       39.907383        41.263886          62,136.3978
  01/01/2002    to  12/31/2002       41.263886        33.183838         193,615.0006
  01/01/2003    to  12/31/2003       33.183838        42.608637         694,811.9466
  01/01/2004    to  12/31/2004       42.608637        47.138957         782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784         706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470         634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292         488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100         423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004         400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906         366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719         335,102.1328
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667         8.210931           6,367.6263
  01/01/2002    to  12/31/2002        8.210931         4.512937         148,563.8294
  01/01/2003    to  12/31/2003        4.512937         6.056532       1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410       1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666         627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369         780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183         716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655         607,434.9428
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.210477          42,984.0519
  01/01/2003    to  12/31/2003        8.210477        11.404493         722,639.6064
  01/01/2004    to  12/31/2004       11.404493        14.169346         832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495         750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290         704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110         491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197         501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366         376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934         424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747         368,891.8414
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.085242        190,130.9966
  01/01/2005    to  12/31/2005       11.085242        12.124664        136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037        137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303        129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092        115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161        114,728.7400
  01/01/2010    to  12/31/2010       11.303161        14.117238         94,445.7320
  01/01/2011    to  12/31/2011       14.117238        12.830735         75,490.4088
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819         73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290        147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215        160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860        135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076        210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751        222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920        203,882.6207
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032          1,981.4300
  01/01/2010    to  12/31/2010       14.272032        14.809536          8,268.9298
  01/01/2011    to  12/31/2011       14.809536        15.586135         11,688.6909
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286        945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289      1,202,849.4439
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115        10.122589         10,516.7910
  01/01/2002    to  12/31/2002       10.122589        10.050994        226,239.9556
  01/01/2003    to  12/31/2003       10.050994         9.914562        253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660        229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255        10.124913          16,457.1567
  01/01/2002    to  12/31/2002       10.124913         8.298345         202,643.9669
  01/01/2003    to  12/31/2003        8.298345        10.655482       1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525       2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630       1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659         987,619.3230
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.607663         116,797.5739
  01/01/2003    to  12/31/2003        7.607663         9.690594         693,976.7877
  01/01/2004    to  12/31/2004        9.690594        10.367887       1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016         829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913         734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327         586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920         527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438         487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387         441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536         391,632.6187
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163146        11.910526           5,807.5593
  01/01/2002    to  12/31/2002       11.910526        10.637413         108,947.6561
  01/01/2003    to  12/31/2003       10.637413        13.825385         790,096.7979
  01/01/2004    to  12/31/2004       13.825385        14.888758         751,116.7984
  01/01/2005    to  12/31/2005       14.888758        16.043544         672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407         585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145         436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693         377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451         331,123.6300
  01/01/2010    to  12/31/2010       11.834451        13.339080         280,224.7819
  01/01/2011    to  12/31/2011       13.339080        13.951958         230,214.7237
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022             151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922          14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897          14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559           6,668.7874
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994       10,904.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869        5,312.0442
  01/01/2011    to  12/31/2011       16.444869        15.790359        5,068.6268
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.839954       16,945.1694
  01/01/2002    to  12/31/2002       10.839954         8.249162       58,698.7199
  01/01/2003    to  12/31/2003        8.249162        10.360344      175,602.3744
  01/01/2004    to  12/31/2004       10.360344        11.220948      238,445.5579
  01/01/2005    to  12/31/2005       11.220948        11.505159      288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175      345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435      284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378      270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088      290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447      246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700      244,933.6841
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.848886        11.373048          108.5900
  01/01/2010    to  12/31/2010       11.373048        12.037580        1,154.5455
  01/01/2011    to  12/31/2011       12.037580        10.327221          818.1329
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685       10,925.9700
  01/01/2010    to  12/31/2010       13.465685        16.736517       11,728.3571
  01/01/2011    to  12/31/2011       16.736517        15.727087        5,294.0475
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034            0.0000
  01/01/2010    to  12/31/2010       14.718034        18.651343        8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514        6,758.6347
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769            0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678       12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695       18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827       14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806       29,969.4600
  01/01/2010    to  12/31/2010       15.720806        16.288453       32,170.8658
  01/01/2011    to  12/31/2011       16.288453        16.841092       41,783.1302
============   ==== ==========       =========        =========      ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769          770,710.4046
  01/01/2005    to  12/31/2005       10.684769        11.584057        1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800        1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482        1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535        2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153        1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306        1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473        1,330,524.7197
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855        4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855        10.930758       10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266       13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127       16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530       17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553       17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689       16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801       15,303,664.1037
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078        10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693        1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616        2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861        3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574        3,096,012.1286
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700        11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100       15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419       16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676       15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582       13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780       12,854,262.5677
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252        10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
============   ==== ==========       =========        =========        ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS AA





                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH (SERIES I)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       12.636353         9.553604        664,625.8199
  01/01/2002    to  12/31/2002        9.553604         7.944031        568,164.5820
  01/01/2003    to  12/31/2003        7.944031        10.110304        476,838.2297
  01/01/2004    to  12/31/2004       10.110304        12.362600        396,902.1394
  01/01/2005    to  12/31/2005       12.362600        14.376903         66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489         68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009         49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678         39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098         29,914.2300
  01/01/2010    to  12/31/2010       16.123098        17.944243         25,658.5638
  01/01/2011    to  12/31/2011       17.944243        16.502309         20,197.6082
============   ==== ==========       =========        =========        ============
INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002        9.707071         7.929173          3,117.1889
  01/01/2003    to  12/31/2003        7.929173        10.055097         24,060.5342
  01/01/2004    to  12/31/2004       10.055097        12.265257         28,590.1629
  01/01/2005    to  12/31/2005       12.265257        14.236421        205,094.0893
  01/01/2006    to  12/31/2006       14.236421        17.953306        159,703.7512
  01/01/2007    to  12/31/2007       17.953306        20.253814         92,205.7561
  01/01/2008    to  12/31/2008       20.253814        11.877065         83,417.3222
  01/01/2009    to  12/31/2009       11.877065        15.800848         80,862.6600
  01/01/2010    to  12/31/2010       15.800848        17.545849         82,664.3488
  01/01/2011    to  12/31/2011       17.545849        16.092555         70,232.1735

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.141971          22,278.9642
  01/01/2002    to  12/31/2002       11.141971         9.102437          87,919.7110
  01/01/2003    to  12/31/2003        9.102437        11.671358         229,135.5001
  01/01/2004    to  12/31/2004       11.671358        12.801496         332,212.3641
  01/01/2005    to  12/31/2005       12.801496        13.327240         226,031.4563
  01/01/2006    to  12/31/2006       13.327240        15.761654         215,478.7936
  01/01/2007    to  12/31/2007       15.761654        15.739100         208,895.1439
  01/01/2008    to  12/31/2008       15.739100         8.875095         167,864.2867
  01/01/2009    to  12/31/2009        8.875095        11.367046         146,006.6900
  01/01/2010    to  12/31/2010       11.367046        12.881212         132,926.4747
  01/01/2011    to  12/31/2011       12.881212        12.785677         126,203.6059
============   ==== ==========       =========        =========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.918168         124,344.3071
  01/01/2002    to  12/31/2002        8.918168         7.161705         343,127.8534
  01/01/2003    to  12/31/2003        7.161705         9.337160         888,830.8003
  01/01/2004    to  12/31/2004        9.337160        10.912970       2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970        11.856027       2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027        14.198986       1,712,855.8537
  01/01/2007    to  12/31/2007       14.198986        16.164643       1,094,311.3935
  01/01/2008    to  12/31/2008       16.164643         9.503099         930,983.3379
  01/01/2009    to  12/31/2009        9.503099        12.842236         856,851.5200
  01/01/2010    to  12/31/2010       12.842236        13.728420         784,849.5232
  01/01/2011    to  12/31/2011       13.728420        12.098150         691,218.7736
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  01/01/2001    to  12/31/2001       11.317860        11.732665         128,180.2900
  01/01/2002    to  04/25/2002       11.732665        11.704773               0.0000
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  01/01/2001    to  12/31/2001        6.512676         4.259904         224,343.7457
  01/01/2002    to  04/25/2002        4.259904         3.441767               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.045581         7.011667        109,776.8648
  01/01/2009    to  12/31/2009        7.011667         8.941853        365,651.4700
  01/01/2010    to  12/31/2010        8.941853         9.889880        514,685.6801
  01/01/2011    to  12/31/2011        9.889880         9.545193        570,881.0633
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.450129         6.359814         86,154.4539
  01/01/2009    to  12/31/2009        6.359814         8.406163        324,996.1000
  01/01/2010    to  12/31/2010        8.406163         9.407014        406,660.5433
  01/01/2011    to  12/31/2011        9.407014         8.837455        386,230.4869
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.650957         7.685380         78,370.5567
  01/01/2009    to  12/31/2009        7.685380         9.351642        125,985.2400
  01/01/2010    to  12/31/2010        9.351642        10.135248        195,172.1714
  01/01/2011    to  12/31/2011       10.135248        10.013751        172,156.6061
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.486848        14.337160      1,826,252.7164
  01/01/2006    to  12/31/2006       14.337160        19.451786      1,361,142.4992
  01/01/2007    to  12/31/2007       19.451786        16.301648        962,662.9505
  01/01/2008    to  12/31/2008       16.301648         9.375546        898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502        850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852        725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301        627,471.1486
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045983        10.192752        204,885.1247
  01/01/2002    to  12/31/2002       10.192752        10.282946        800,975.3838
  01/01/2003    to  12/31/2003       10.282946        14.097215      1,555,852.4391
  01/01/2004    to  12/31/2004       14.097215        18.804577      1,452,691.2700
  01/01/2005    to  04/30/2005       18.804577        18.035334              0.0000
============   ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.425372        13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440        14.638413        1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413        16.031837        1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837         9.685902          952,948.0137
  01/01/2009    to  12/31/2009        9.685902        12.781463          878,594.9100
  01/01/2010    to  12/31/2010       12.781463        15.903943          759,858.0978
  01/01/2011    to  12/31/2011       15.903943        15.513737          627,042.4898
============   ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.041413          339,261.6011
  01/01/2002    to  12/31/2002        8.041413         5.407779        1,715,155.3382
  01/01/2003    to  12/31/2003        5.407779         7.115415        3,402,205.5545
  01/01/2004    to  12/31/2004        7.115415         7.451877        4,158,138.6440
  01/01/2005    to  04/30/2005        7.451877         6.399259                0.0000
============   ==== ==========       =========        =========        ==============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.767316          470,072.5692
  01/01/2002    to  12/31/2002       12.767316         8.706807        2,113,730.7035
  01/01/2003    to  12/31/2003        8.706807        10.592078        4,554,054.0816
  01/01/2004    to  04/30/2004       10.592078        10.484133        5,323,210.0380
============   ==== ==========       =========        =========        ==============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.140791           82,635.2154
  01/01/2002    to  12/31/2002       17.140791        12.656819          155,704.3180
  01/01/2003    to  04/25/2003       12.656819        13.147480          160,967.6375
============   ==== ==========       =========        =========        ==============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.512950           55,985.1519
  01/01/2002    to  12/31/2002       10.512950         8.654755           90,565.8220
  01/01/2003    to  04/25/2003        8.654755         8.409175           92,264.6800
============   ==== ==========       =========        =========        ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.676092        15.683126          238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425          224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595          203,177.1000
  01/01/2010    to  12/31/2010       12.867595        15.589341          184,524.9258
  01/01/2011    to  12/31/2011       15.589341        14.561957          161,598.5269
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.261437          15,163.7089
  01/01/2002    to  12/31/2002       14.261437        11.082847          74,302.4014
  01/01/2003    to  12/31/2003       11.082847        14.019403          76,164.4938
  01/01/2004    to  12/31/2004       14.019403        16.357674          73,351.1346
  01/01/2005    to  12/31/2005       16.357674        17.709541          73,011.7709
  01/01/2006    to  12/31/2006       17.709541        20.017152          83,759.6956
  01/01/2007    to  04/27/2007       20.017152        21.761503               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.604499         7.177933       6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933         8.039394       5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394         7.790114       4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114         7.855354       3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354         4.720908       3,194,091.4869
  01/01/2009    to  12/31/2009        4.720908         6.189734       2,925,895.0400
  01/01/2010    to  12/31/2010        6.189734         7.555612       2,519,223.1312
  01/01/2011    to  12/31/2011        7.555612         7.692749       3,247,343.5164
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.417047        11.167932       2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388       1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803       1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458       1,900,175.9400
  01/01/2010    to  12/31/2010        6.308458         6.677074       1,705,574.4558
  01/01/2011    to  04/29/2011        6.677074         7.099800               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES FUND,
 INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.286021         908,439.4110
  01/01/2003    to  12/31/2003        8.286021         9.930208       3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208        10.885772       2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772        11.475744       2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744        11.993749       2,261,675.0287
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.252965        17.331204          36,833.2372
  01/01/2005    to  12/31/2005       17.331204        17.400043          31,739.2252
  01/01/2006    to  12/31/2006       17.400043        18.763978          22,140.1477
  01/01/2007    to  12/31/2007       18.763978        19.768898          18,560.8540
  01/01/2008    to  12/31/2008       19.768898        15.906610          10,480.7584
  01/01/2009    to  12/31/2009       15.906610        21.508475           8,430.3900
  01/01/2010    to  12/31/2010       21.508475        24.004328           6,128.8893
  01/01/2011    to  12/31/2011       24.004328        24.813737           5,868.9044
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2001    to  12/31/2001        8.811079         7.395337         468,387.8616
  01/01/2002    to  12/31/2002        7.395337         7.198007         323,299.5294
  01/01/2003    to  12/31/2003        7.198007         8.875049         276,076.0951
  01/01/2004    to  04/30/2004        8.875049         9.011550         264,373.3047
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333        13.978494         427,018.4732
  01/01/2002    to  12/31/2002       13.978494        13.705136       1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136        16.103871       2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871        17.176230       1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034       3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458       2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891       2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834       1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810       1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889       1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479       1,220,739.4138
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  04/10/2001    to  12/31/2001        9.733531         9.539603         122,703.2376
  01/01/2002    to  12/31/2002        9.539603         9.625843         987,234.4373
  01/01/2003    to  12/31/2003        9.625843        11.172186       2,171,798.1162
  01/01/2004    to  12/31/2004       11.172186        11.988395       2,362,004.2980
  01/01/2005    to  04/30/2005       11.988395        11.606763               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000         9.025089           3,202.8283
  01/01/2002    to  12/31/2002        9.025089         9.193222          20,904.6195
  01/01/2003    to  12/31/2003        9.193222        11.490888          47,749.3763
  01/01/2004    to  12/31/2004       11.490888        12.393944          50,126.3988
  01/01/2005    to  04/30/2005       12.393944        11.919231               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.607266         100,477.5549
  01/01/2002    to  12/31/2002       10.607266         7.412032         253,970.1795
  01/01/2003    to  04/25/2003        7.412032         7.526499         250,998.5575
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.447743        23.866772         231,213.3040
  01/01/2005    to  12/31/2005       23.866772        25.484343         195,146.9237
  01/01/2006    to  12/31/2006       25.484343        28.270682         160,298.5746
  01/01/2007    to  12/31/2007       28.270682        28.125704         135,922.7822
  01/01/2008    to  12/31/2008       28.125704        17.012216         120,939.4366
  01/01/2009    to  12/31/2009       17.012216        21.281712         105,115.5000
  01/01/2010    to  12/31/2010       21.281712        26.409726          79,816.4349
  01/01/2011    to  12/31/2011       26.409726        25.141956          67,243.5832
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       11.163438        12.429283         899,400.7731
  01/01/2002    to  12/31/2002       12.429283        10.709523         859,930.0905
  01/01/2003    to  12/31/2003       10.709523        13.619029         725,841.1692
  01/01/2004    to  04/30/2004       13.619029        14.047055         695,955.1376
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.457790         428,822.3630
  01/01/2002    to  12/31/2002       17.457790        15.565227       1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227        19.320918       2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918        23.719979       3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979        25.273416       3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521       2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058       2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026       1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916       1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287       1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513       1,324,837.8687
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007          22,478.3298
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533       1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678       1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888         892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204         807,068.1927
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.977321         211,020.5218
  01/01/2002    to  12/31/2002        6.977321         6.870187         757,442.5011
  01/01/2003    to  12/31/2003        6.870187        10.364889       1,383,424.3135
  01/01/2004    to  12/31/2004       10.364889        12.746084       1,614,795.1460
  01/01/2005    to  12/31/2005       12.746084        16.016930       1,419,387.9749
  01/01/2006    to  12/31/2006       16.016930        20.231568         989,345.1918
  01/01/2007    to  12/31/2007       20.231568        25.691211         630,239.4306
  01/01/2008    to  04/25/2008       25.691211        23.386805               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.799014        11.267259          25,779.3696
  01/01/2005    to  12/31/2005       11.267259        12.974461          18,054.0106
  01/01/2006    to  12/31/2006       12.974461        16.237795          16,068.5701
  01/01/2007    to  12/31/2007       16.237795        18.189039          15,521.5147
  01/01/2008    to  12/31/2008       18.189039        10.356497          12,347.6321
  01/01/2009    to  12/31/2009       10.356497        13.473503           5,881.8400
  01/01/2010    to  12/31/2010       13.473503        14.834696           5,775.1770
  01/01/2011    to  12/31/2011       14.834696        13.101868           5,630.7615
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.265271         7.187549          78,823.1006
  01/01/2002    to  12/31/2002        7.187549         5.643647          85,518.4811
  01/01/2003    to  12/31/2003        5.643647         6.929297          88,768.6490
  01/01/2004    to  04/30/2004        6.929297         6.999389          86,959.4433
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  01/01/2001    to  12/31/2001       12.719406        10.298309          76,277.2694
  01/01/2002    to  12/31/2002       10.298309         8.432185          68,348.4747
  01/01/2003    to  12/31/2003        8.432185        12.039793          54,028.1114
  01/01/2004    to  04/30/2004       12.039793        12.099773          50,513.0534
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  01/01/2001    to  12/31/2001       12.693239         9.740698        272,431.4752
  01/01/2002    to  12/31/2002        9.740698         7.843897        226,679.7492
  01/01/2003    to  12/31/2003        7.843897        10.480095        190,302.6307
  01/01/2004    to  04/30/2004       10.480095        10.233746        176,044.3622
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.381159          1,897.7385
  01/01/2002    to  12/31/2002        8.381159         7.289280        169,447.2031
  01/01/2003    to  12/31/2003        7.289280         9.491245        391,993.5801
  01/01/2004    to  12/31/2004        9.491245        11.189560      2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864      3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013      2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775      2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634      1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719      1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673      1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060      1,361,315.7117
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.723656          4,080.5123
  01/01/2002    to  12/31/2002        9.723656         8.281257          8,940.5821
  01/01/2003    to  12/31/2003        8.281257        10.878096         13,558.6698
  01/01/2004    to  04/30/2004       10.878096        10.787203         11,705.2893
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299        12.931708        300,519.6759
  01/01/2002    to  12/31/2002       12.931708        10.498595      1,411,610.8134
  01/01/2003    to  12/31/2003       10.498595        13.306143      2,339,969.8435
  01/01/2004    to  12/31/2004       13.306143        15.245624      1,501,358.5670
  01/01/2005    to  04/30/2005       15.245624        14.807213          1,071.7993
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525         6.129472        166,195.8488
  01/01/2002    to  12/31/2002        6.129472         4.918752        672,005.5566
  01/01/2003    to  12/31/2003        4.918752         6.185145        879,926.4693
  01/01/2004    to  04/30/2004        6.185145         6.288503        800,827.6680
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000         8.819461        259,338.4711
  01/01/2002    to  12/31/2002        8.819461         6.573580        789,242.1568
  01/01/2003    to  12/31/2003        6.573580         8.796747      1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747         9.753649      1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649        10.059071      1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071        10.749914      1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914        13.088605        962,079.3573
  01/01/2008    to  12/31/2008       13.088605         6.872158        820,745.1277
  01/01/2009    to  12/31/2009        6.872158        10.657745        735,115.9400
  01/01/2010    to  12/31/2010       10.657745        13.881861        635,207.3291
  01/01/2011    to  12/31/2011       13.881861        12.741688        528,116.2523
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.869183         8.356218      1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218         8.628835      1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247      1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460      1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886      1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018        920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984        800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831        702,653.3920
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879         8.832633        254,256.3486
  01/01/2002    to  12/31/2002        8.832633         7.238554        958,736.0587
  01/01/2003    to  12/31/2003        7.238554         8.624669      1,259,758.8321
  01/01/2004    to  04/30/2004        8.624669         8.667666      1,185,779.5740
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154         7.869049          9,417.5072
  01/01/2002    to  12/31/2002        7.869049         5.996300         19,710.4356
  01/01/2003    to  12/31/2003        5.996300         7.291438         16,449.6681
  01/01/2004    to  04/30/2004        7.291438         7.202509         16,315.5738
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005        10.837961          22,977.1182
  01/01/2002    to  12/31/2002       10.837961         8.045246          62,932.0995
  01/01/2003    to  12/31/2003        8.045246         9.866625          81,893.8742
  01/01/2004    to  04/30/2004        9.866625        10.053375          74,479.0637
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000        10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235        11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362        11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662        12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597       4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937       3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770       3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641       3,158,874.8786
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.402074         227,671.1262
  01/01/2002    to  12/31/2002       13.402074        14.351445       1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445        14.683714       2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714        15.066905       2,618,055.6020
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2001    to  12/31/2001       10.738661        11.492649       1,361,826.9251
  01/01/2002    to  12/31/2002       11.492649        12.362084       1,996,231.6091
  01/01/2003    to  12/31/2003       12.362084        12.806587       1,894,106.3017
  01/01/2004    to  12/31/2004       12.806587        13.240421       1,772,508.6860
  01/01/2005    to  12/31/2005       13.240421        13.377174         815,445.9772
  01/01/2006    to  12/31/2006       13.377174        13.699800         661,358.3611
  01/01/2007    to  12/31/2007       13.699800        14.691420         513,038.0102
  01/01/2008    to  12/31/2008       14.691420        15.181226         389,099.1782
  01/01/2009    to  05/01/2009       15.181226        15.695887               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177         456,285.7700
  01/01/2010    to  12/31/2010       16.425177        18.777287         410,268.6813
  01/01/2011    to  12/31/2011       18.777287        17.614620         369,037.8415
============   ==== ==========       =========        =========       ==============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2002                             to  12/31/2002       10.000000         7.816345        798,167.6789
   01/01/2003                             to  12/31/2003        7.816345        10.593988      1,666,013.0533
   01/01/2004                             to  12/31/2004       10.593988        11.387381      2,566,299.7340
   01/01/2005                             to  12/31/2005       11.387381        11.847505      1,826,997.9310
   01/01/2006                             to  12/31/2006       11.847505        12.832183      1,736,516.9146
   01/01/2007                             to  12/31/2007       12.832183        12.611970      1,866,339.3225
   01/01/2008                             to  12/31/2008       12.611970         7.411236      1,539,768.7032
   01/01/2009                             to  05/01/2009        7.411236         7.328008              0.0000
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       14.909620        15.718285        179,467.1331
   01/01/2002                             to  12/31/2002       15.718285        11.496546        291,787.8619
   01/01/2003                             to  12/31/2003       11.496546        15.100620        313,107.6457
   01/01/2004                             to  11/19/2004       15.100620        16.257344        316,894.3682
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001                             to  12/31/2001       11.029498        10.343215        375,683.8983
   01/01/2002                             to  12/31/2002       10.343215         8.041738        989,541.2319
   01/01/2003                             to  12/31/2003        8.041738         9.661587        998,112.4129
   01/01/2004                             to  12/31/2004        9.661587        10.586787        717,032.4947
   01/01/2005                             to  12/31/2005       10.586787        11.173251        608,315.1598
   01/01/2006                             to  12/31/2006       11.173251        12.416839        485,878.7345
   01/01/2007                             to  04/27/2007       12.416839        13.135180              0.0000
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.130031        177,567.9882
   01/01/2006                             to  12/31/2006       10.130031        11.160973        628,400.9759
   01/01/2007                             to  12/31/2007       11.160973        11.599133        629,566.1126
   01/01/2008                             to  12/31/2008       11.599133         8.571201        716,367.7513
   01/01/2009                             to  12/31/2009        8.571201        10.555519        568,420.8200
   01/01/2010                             to  12/31/2010       10.555519        11.682751        500,424.4526
   01/01/2011                             to  12/31/2011       11.682751        11.642906        509,016.8278
=============                            ==== ==========       =========        =========      ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.168205          536,049.7619
  01/01/2006    to  12/31/2006       10.168205        11.415778          998,190.3026
  01/01/2007    to  12/31/2007       11.415778        11.888698          787,476.0600
  01/01/2008    to  12/31/2008       11.888698         7.858087          361,516.5487
  01/01/2009    to  12/31/2009        7.858087        10.003688          337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907          415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245          404,144.2941
============   ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       43.409333        48.171871       17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871        49.250312          663,334.8802
  01/01/2006    to  12/31/2006       49.250312        57.322718          549,747.6577
  01/01/2007    to  12/31/2007       57.322718        58.790098          462,648.1547
  01/01/2008    to  12/31/2008       58.790098        36.989355          408,615.4821
  01/01/2009    to  12/31/2009       36.989355        43.286415          373,523.2900
  01/01/2010    to  12/31/2010       43.286415        50.081055          334,645.6953
  01/01/2011    to  12/31/2011       50.081055        47.525399          290,480.7679
============   ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       39.912615        41.392944          684,910.9575
  01/01/2002    to  12/31/2002       41.392944        33.421284        1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284        43.085314        2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314        47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052        3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303        2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907        2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485        1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860        1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477        1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570        1,307,682.1382
============   ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I.
PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792        12.153563        6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563         8.357993        5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993        10.308953        4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953        10.119601          607,173.0361
============   ==== ==========       =========        =========       ===============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2001                             to  12/31/2001        9.096785         8.223442        2,575,460.0844
   01/01/2002                             to  12/31/2002        8.223442         6.538203        4,965,326.8122
   01/01/2003                             to  12/31/2003        6.538203         8.339884        6,117,756.3340
   01/01/2004                             to  04/30/2004        8.339884         8.419097        5,747,783.6630
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2001                             to  12/31/2001        9.680632         8.656980          687,415.6274
   01/01/2002                             to  12/31/2002        8.656980         7.568604          578,096.8354
   01/01/2003                             to  12/31/2003        7.568604         9.281577          476,521.2632
   01/01/2004                             to  04/30/2004        9.281577         9.460724          455,443.1368
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.833047         8.340204           36,078.3700
   01/01/2003                             to  12/31/2003        8.340204        10.266421           72,957.4716
   01/01/2004                             to  04/30/2004       10.266421        10.067069           77,912.3154
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         9.976213           13,032.8241
   01/01/2002                             to  12/31/2002        9.976213         8.563449           49,381.0843
   01/01/2003                             to  12/31/2003        8.563449        10.847816           65,970.9174
   01/01/2004                             to  04/30/2004       10.847816        10.875436           62,220.8926
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY (FRANKLIN TEMPLETON)
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464        12.232460          244,139.7749
   01/01/2002                             to  12/31/2002       12.232460        10.637552          788,350.8203
   01/01/2003                             to  12/31/2003       10.637552        13.127728        1,149,118.8134
   01/01/2004                             to  04/30/2004       13.127728        13.339526        1,161,540.2930
=============                            ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
NEW
 VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647        12.763839          10,596.6848
  01/01/2002    to  12/31/2002       12.763839        10.622335          24,008.7465
  01/01/2003    to  12/31/2003       10.622335        13.876698          26,033.6282
  01/01/2004    to  04/30/2004       13.876698        13.962049          25,795.2714
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.579412        11.222898          50,584.1475
  01/01/2002    to  12/31/2002       11.222898         8.965451         101,301.4628
  01/01/2003    to  12/31/2003        8.965451        11.261659         156,210.8452
  01/01/2004    to  12/31/2004       11.261659        12.338602         143,452.9459
  01/01/2005    to  12/31/2005       12.338602        12.803698         121,771.8162
  01/01/2006    to  12/31/2006       12.803698        14.635138         100,475.7681
  01/01/2007    to  12/31/2007       14.635138        13.559101          91,862.4833
  01/01/2008    to  12/31/2008       13.559101         8.196072          68,269.2161
  01/01/2009    to  12/31/2009        8.196072        10.491570          65,403.4300
  01/01/2010    to  04/30/2010       10.491570        11.209019               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.336384         7.192372       2,294,962.3868
  01/01/2005    to  12/31/2005        7.192372         8.147300       1,318,451.0896
  01/01/2006    to  12/31/2006        8.147300         8.561663       1,086,644.0805
  01/01/2007    to  12/31/2007        8.561663         9.949271         875,356.2201
  01/01/2008    to  12/31/2008        9.949271         5.922995         758,992.5253
  01/01/2009    to  12/31/2009        5.922995         8.518548         628,615.8800
  01/01/2010    to  12/31/2010        8.518548        10.758434         527,548.4919
  01/01/2011    to  12/31/2011       10.758434        10.460864         432,915.1818
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.595514         7.201833       1,301,751.6550
  01/01/2002    to  12/31/2002        7.201833         4.836232       2,583,488.0748
  01/01/2003    to  12/31/2003        4.836232         6.572879       3,018,591.2157
  01/01/2004    to  04/30/2004        6.572879         6.709481       2,829,368.7470
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.236645           2,342.3926
  01/01/2002    to  12/31/2002        8.236645         4.545270         267,097.9707
  01/01/2003    to  12/31/2003        4.545270         6.124338       1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338         7.115346       3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025       3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410       2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155       1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712       1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983       1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662       1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966         936,112.4789
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.238612        18.076806          26,076.7492
  01/01/2006    to  12/31/2006       18.076806        18.373348          25,895.7423
  01/01/2007    to  12/31/2007       18.373348        19.372606          23,438.5045
  01/01/2008    to  12/31/2008       19.372606        13.431072          18,857.2111
  01/01/2009    to  12/31/2009       13.431072        16.796043          17,087.9900
  01/01/2010    to  12/31/2010       16.796043        19.899465          13,013.3584
  01/01/2011    to  12/31/2011       19.899465        17.916631          10,342.6919
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001        9.104133        10.580230         524,101.3734
  01/01/2002    to  12/31/2002       10.580230         9.248856         495,020.3430
  01/01/2003    to  12/31/2003        9.248856        12.953750         407,422.1638
  01/01/2004    to  12/31/2004       12.953750        16.097777         245,905.0906
  01/01/2005    to  04/30/2005       16.097777        15.119831               0.0000
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.987410        14.321488         434,544.6311
  01/01/2005    to  12/31/2005       14.321488        16.308935         459,884.6753
  01/01/2006    to  12/31/2006       16.308935        18.194563         431,706.3766
  01/01/2007    to  12/31/2007       18.194563        17.398251         329,685.5289
  01/01/2008    to  12/31/2008       17.398251        12.039391         293,653.6606
  01/01/2009    to  12/31/2009       12.039391        15.012256         272,385.8900
  01/01/2010    to  12/31/2010       15.012256        17.749214         253,220.4909
  01/01/2011    to  12/31/2011       17.749214        15.930335         222,879.8891
============   ==== ==========       =========        =========       ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.095691        3,339.2222
  01/01/2002    to  12/31/2002       11.095691        10.244108       98,594.9201
  01/01/2003    to  12/31/2003       10.244108        14.232675      105,701.2670
  01/01/2004    to  04/30/2004       14.232675        14.431880       98,651.0785
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896      751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012      861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833      562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283      479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671      470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003      429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552      372,244.5892
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.622994      739,828.4544
  01/01/2004    to  12/31/2004       12.622994        14.684894      587,560.4483
  01/01/2005    to  12/31/2005       14.684894        17.028072      487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872      369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830      237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978      233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455      245,727.7800
  01/01/2010    to  12/31/2010       13.997455        14.749953      236,344.4745
  01/01/2011    to  12/31/2011       14.749953        11.616925      214,734.2561
============   ==== ==========       =========        =========      ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       44.685034        44.856392       25,707.9972
  01/01/2005    to  12/31/2005       44.856392        45.187527      183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498      181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491       77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096       67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569       66,289.4300
  01/01/2010    to  12/31/2010       49.614569        52.872659       64,680.4054
  01/01/2011    to  12/31/2011       52.872659        55.426490       57,357.3936
============   ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.006542        11.357631      158,964.4200
  01/01/2010    to  12/31/2010       11.357631        13.419616      160,666.6038
  01/01/2011    to  12/31/2011       13.419616        12.049544      135,978.0988
============   ==== ==========       =========        =========      ============

                                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.940428        14.770303           6,123.9905
   01/01/2007                             to  12/31/2007       14.770303        16.299852         196,512.1398
   01/01/2008                             to  12/31/2008       16.299852         9.218816         156,944.7812
   01/01/2009                             to  05/01/2009        9.218816         8.767882               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.305213        15.996159          28,616.4484
   01/01/2008                             to  12/31/2008       15.996159         9.035026          22,387.8925
   01/01/2009                             to  05/01/2009        9.035026         8.588237               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.501043         8.332567          23,673.5293
   01/01/2003                             to  12/31/2003        8.332567        10.614723          47,106.1997
   01/01/2004                             to  12/31/2004       10.614723        11.129593          50,240.5099
   01/01/2005                             to  12/31/2005       11.129593        11.916798          52,869.8159
   01/01/2006                             to  12/31/2006       11.916798        12.463475          48,572.8375
   01/01/2007                             to  04/27/2007       12.463475        13.292608               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.962131        10.067108         652,838.7189
   01/01/2006                             to  12/31/2006       10.067108        10.379339       1,054,558.9146
   01/01/2007                             to  12/31/2007       10.379339        10.726990       1,479,458.9527
   01/01/2008                             to  12/31/2008       10.726990        10.852384       2,369,639.8651
   01/01/2009                             to  12/31/2009       10.852384        10.728603       1,271,921.9100
   01/01/2010                             to  12/31/2010       10.728603        10.579444         827,032.2547
   01/01/2011                             to  12/31/2011       10.579444        10.432759         800,182.8141
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   02/12/2001                             to  12/31/2001       10.000000        10.154282         279,466.3573
   01/01/2002                             to  12/31/2002       10.154282        10.122875         703,780.8875
   01/01/2003                             to  12/31/2003       10.122875        10.025490         721,421.2419
   01/01/2004                             to  12/31/2004       10.025490         9.949131         552,205.4002
   01/01/2005                             to  04/30/2005        9.949131         9.962144               0.0000
=============                            ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594        10.156586           7,447.8775
  01/01/2002    to  12/31/2002       10.156586         8.357717         735,007.2177
  01/01/2003    to  12/31/2003        8.357717        10.774657       3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657        11.914458       5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186       4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039       3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974       2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351       2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208       2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512       1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912       1,693,422.9569
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.642010        10.479270       1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270        11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235         943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539         541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742         512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662         455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380         431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454         363,797.3759
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.810810         9.755269         127,353.6873
  01/01/2005    to  12/31/2005        9.755269        10.042441         735,246.9211
  01/01/2006    to  12/31/2006       10.042441        10.865781         620,468.0717
  01/01/2007    to  12/31/2007       10.865781        11.176208         279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885         269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691         249,470.7800
  01/01/2010    to  12/31/2010        8.270691        10.712388         211,043.0950
  01/01/2011    to  12/31/2011       10.712388        10.853762         172,959.0012
============   ==== ==========       =========        =========       ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2001    to  12/31/2001       14.746962        11.183281       3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281         8.341693       3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693        10.654094       2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094        11.201681       2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681        12.022461         302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674         262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.894299        11.701349        275,851.6003
  01/01/2006    to  12/31/2006       11.701349        13.294095        522,238.3038
  01/01/2007    to  12/31/2007       13.294095        13.763155        523,328.8115
  01/01/2008    to  12/31/2008       13.763155         8.516314        500,367.6607
  01/01/2009    to  12/31/2009        8.516314        10.576822        499,934.2700
  01/01/2010    to  12/31/2010       10.576822        11.943557        487,576.9402
  01/01/2011    to  12/31/2011       11.943557        11.972839        442,641.6482
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.968599         32,651.1748
  01/01/2002    to  12/31/2002        7.968599         6.085947        174,269.1924
  01/01/2003    to  12/31/2003        6.085947         7.685052        201,622.2139
  01/01/2004    to  12/31/2004        7.685052         8.362426        181,142.3401
  01/01/2005    to  04/30/2005        8.362426         7.978882              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.829026         10,592.5583
  01/01/2004    to  04/30/2004       11.829026        12.045271         13,923.2996
============   ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       16.111298        18.125728        158,294.5766
  01/01/2005    to  12/31/2005       18.125728        18.573296        100,960.2315
  01/01/2006    to  12/31/2006       18.573296        21.327353         60,098.7036
  01/01/2007    to  12/31/2007       21.327353        20.252939         45,506.0212
  01/01/2008    to  12/31/2008       20.252939        12.270789         42,525.2736
  01/01/2009    to  12/31/2009       12.270789        13.653164         42,299.5200
  01/01/2010    to  12/31/2010       13.653164        16.336763         47,285.1039
  01/01/2011    to  12/31/2011       16.336763        16.997232         38,728.2015
============   ==== ==========       =========        =========        ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.940184            504.5948
  01/01/2002    to  12/31/2002       10.940184        11.671485        137,980.9734
  01/01/2003    to  12/31/2003       11.671485        12.671349        314,750.3569
  01/01/2004    to  04/30/2004       12.671349        12.638233        364,310.2992
============   ==== ==========       =========        =========        ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728        1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728        12.688022        1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929        2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568        1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349        1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470        1,233,179.5400
  01/01/2010    to  12/31/2010       12.267470        14.122483        1,067,736.8364
  01/01/2011    to  12/31/2011       14.122483        13.740600          911,275.1699
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.968714           15,406.7849
  01/01/2002    to  12/31/2002       11.968714         7.806484           40,564.8040
  01/01/2003    to  12/31/2003        7.806484        10.002331           48,755.9924
  01/01/2004    to  04/30/2004       10.002331        10.208412           62,392.8496
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.611329           29,837.9572
  01/01/2002    to  12/31/2002       12.611329         8.668190          122,981.1768
  01/01/2003    to  12/31/2003        8.668190        11.329334          690,704.2854
  01/01/2004    to  12/31/2004       11.329334        11.520218        2,611,367.7920
  01/01/2005    to  12/31/2005       11.520218        11.985630        2,727,644.5888
  01/01/2006    to  04/30/2006       11.985630        12.521875        2,788,548.2197
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.805075        16.250019            5,008.4670
  01/01/2008    to  12/31/2008       16.250019        10.224081            4,682.9116
  01/01/2009    to  12/31/2009       10.224081        14.010631            4,608.0000
  01/01/2010    to  12/31/2010       14.010631        18.637580            2,669.5336
  01/01/2011    to  12/31/2011       18.637580        18.704144            2,657.0911
============   ==== ==========       =========        =========        ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001       13.641703         9.581495          262,419.0476
  01/01/2002    to  12/31/2002        9.581495         6.286321          236,461.7630
  01/01/2003    to  12/31/2003        6.286321         8.241190          245,672.2490
  01/01/2004    to  12/31/2004        8.241190         9.022074          202,226.0243
  01/01/2005    to  12/31/2005        9.022074         9.526020            7,719.8572
  01/01/2006    to  12/31/2006        9.526020         9.888667            7,844.0205
  01/01/2007    to  04/27/2007        9.888667        10.592883                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126        322,317.8493
  01/01/2005    to  12/31/2005       13.200126        14.411949        294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785        257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297        229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194        198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627        189,293.9000
  01/01/2010    to  12/31/2010       13.654627        18.132218        178,492.0684
  01/01/2011    to  12/31/2011       18.132218        18.139410        152,937.8073
============   ==== ==========       =========        =========        ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.198150         68,610.0538
  01/01/2002    to  12/31/2002       12.198150         8.578154        166,184.2882
  01/01/2003    to  12/31/2003        8.578154        11.609599        314,450.3439
  01/01/2004    to  04/30/2004       11.609599        11.828180        369,411.1199
============   ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.657531        19.779469        182,828.0641
  01/01/2005    to  12/31/2005       19.779469        20.004902        163,369.5918
  01/01/2006    to  12/31/2006       20.004902        20.679426        141,622.4557
  01/01/2007    to  12/31/2007       20.679426        21.145631        128,216.8750
  01/01/2008    to  12/31/2008       21.145631        17.676708        120,541.9136
  01/01/2009    to  12/31/2009       17.676708        22.990282        104,725.4000
  01/01/2010    to  12/31/2010       22.990282        25.494438         97,960.6253
  01/01/2011    to  12/31/2011       25.494438        26.607899        263,476.3272
============   ==== ==========       =========        =========        ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.854942         9.953420         23,694.7972
  01/01/2002    to  12/31/2002        9.953420         9.698219         78,750.4652
  01/01/2003    to  12/31/2003        9.698219        11.756845        290,447.0466
  01/01/2004    to  12/31/2004       11.756845        12.701643        211,259.0596
  01/01/2005    to  12/31/2005       12.701643        13.042286        389,208.3496
  01/01/2006    to  12/31/2006       13.042286        14.032539        408,676.3055
  01/01/2007    to  12/31/2007       14.032539        14.321915        221,541.1596
  01/01/2008    to  12/31/2008       14.321915        10.802056        184,813.9157
  01/01/2009    to  12/31/2009       10.802056        14.940894        363,311.3600
  01/01/2010    to  12/31/2010       14.940894        16.864342        363,895.6664
  01/01/2011    to  12/31/2011       16.864342        17.185833        150,925.4190
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.618205        11.348021        114,552.9515
  01/01/2002    to  12/31/2002       11.348021        11.980090        614,958.0299
  01/01/2003    to  12/31/2003       11.980090        12.091203        774,342.9061
  01/01/2004    to  12/31/2004       12.091203        12.141475        565,202.1121
  01/01/2005    to  12/31/2005       12.141475        12.094474        445,701.1339
  01/01/2006    to  12/31/2006       12.094474        12.401200        394,133.7153
  01/01/2007    to  12/31/2007       12.401200        13.129534        330,804.8474
  01/01/2008    to  12/31/2008       13.129534        12.892421        312,492.2106
  01/01/2009    to  12/31/2009       12.892421        14.406672        309,707.1300
  01/01/2010    to  12/31/2010       14.406672        14.957736        312,514.0098
  01/01/2011    to  12/31/2011       14.957736        14.913796        276,624.8148
============   ==== ==========       =========        =========        ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.198094         8.109327         51,653.2951
  01/01/2002    to  12/31/2002        8.109327         6.379619         72,979.0479
  01/01/2003    to  12/31/2003        6.379619         8.202163         97,924.9792
  01/01/2004    to  12/31/2004        8.202163         8.962166        123,414.0107
  01/01/2005    to  12/31/2005        8.962166         9.146194         78,777.9577
  01/01/2006    to  12/31/2006        9.146194        10.363197         81,131.6033
  01/01/2007    to  12/31/2007       10.363197        10.919044         73,551.2373
  01/01/2008    to  12/31/2008       10.919044         6.176874        103,519.5978
  01/01/2009    to  07/17/2009        6.176874         6.144296              0.0000
============   ==== ==========       =========        =========        ============
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.442014        12.960845         14,765.5039
  01/01/2011    to  12/31/2011       12.960845        12.131349         17,318.8792
============   ==== ==========       =========        =========        ============
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.886743        11.036442         16,543.5279
  01/01/2002    to  12/31/2002       11.036442         7.552586         54,250.6660
  01/01/2003    to  12/31/2003        7.552586         9.917688         44,817.8098
  01/01/2004    to  12/31/2004        9.917688        11.599128         51,848.7754
  01/01/2005    to  12/31/2005       11.599128        12.827966         31,038.9079
  01/01/2006    to  12/31/2006       12.827966        13.339755         23,859.6423
  01/01/2007    to  12/31/2007       13.339755        13.654353         18,999.8112
  01/01/2008    to  12/31/2008       13.654353         7.331628         18,062.2105
  01/01/2009    to  12/31/2009        7.331628        10.031050         20,184.8300
  01/01/2010    to  09/24/2010       10.031050        11.480861              0.0000
============   ==== ==========       =========        =========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2001    to  12/31/2001       11.466982        12.242645        227,713.8979
  01/01/2002    to  12/31/2002       12.242645        13.044457        260,901.3130
  01/01/2003    to  12/31/2003       13.044457        13.153468        190,394.2350
  01/01/2004    to  12/31/2004       13.153468        13.456753        135,210.7533
  01/01/2005    to  12/31/2005       13.456753        13.611711         34,465.5288
  01/01/2006    to  12/31/2006       13.611711        13.981782         31,781.9318
  01/01/2007    to  12/31/2007       13.981782        14.606853         21,031.3978
  01/01/2008    to  12/31/2008       14.606853        15.114072         17,153.5610
  01/01/2009    to  12/31/2009       15.114072        16.107936         14,541.9000
  01/01/2010    to  12/31/2010       16.107936        16.934586         13,333.8901
  01/01/2011    to  12/31/2011       16.934586        17.946412         11,083.0441
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.823082         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880      3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962      2,974,570.0289
============   ==== ==========       =========        =========      ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.314193      2,573,392.7073
  01/01/2007    to  12/31/2007       10.314193        11.064093      4,889,736.3181
  01/01/2008    to  11/07/2008       11.064093         6.710003              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.467831         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159      7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314      7,265,321.2544
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.200224      4,366,436.6538
  01/01/2007    to  12/31/2007       10.200224        10.703447      9,193,974.8452
  01/01/2008    to  11/07/2008       10.703447         7.367243              0.0000
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115        947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028        933,875.1336
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.171240         8.086995      9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777      8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290      8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053      6,891,088.9527
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.236515      4,679,836.7018
  01/01/2007    to  12/31/2007       10.236515        10.895268      9,943,580.4210
  01/01/2008    to  11/07/2008       10.895268         6.955191              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831      2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236      2,310,722.6790
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       15.077094        17.786584             773.6308
  01/01/2005    to  12/31/2005       17.786584        20.624526          43,459.2840
  01/01/2006    to  12/31/2006       20.624526        25.983329          53,920.0984
  01/01/2007    to  12/31/2007       25.983329        29.283341          36,246.8022
  01/01/2008    to  12/31/2008       29.283341        17.154829          31,625.5839
  01/01/2009    to  12/31/2009       17.154829        22.799402          28,854.0100
  01/01/2010    to  12/31/2010       22.799402        25.292025          25,278.3745
  01/01/2011    to  12/31/2011       25.292025        23.173968          23,605.4297
============   ==== ==========       =========        =========       ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       47.168508        51.437589           1,478.7947
  01/01/2005    to  12/31/2005       51.437589        53.496731           3,433.4825
  01/01/2006    to  12/31/2006       53.496731        63.205667           3,967.8870
  01/01/2007    to  12/31/2007       63.205667        63.051798           6,951.6479
  01/01/2008    to  12/31/2008       63.051798        35.518412           8,724.0628
  01/01/2009    to  12/31/2009       35.518412        45.445792          10,191.6600
  01/01/2010    to  12/31/2010       45.445792        51.448042           7,176.5131
  01/01/2011    to  12/31/2011       51.448042        51.015521           8,925.1004
============   ==== ==========       =========        =========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.322642        25.693100          63,842.9028
  01/01/2005    to  12/31/2005       25.693100        27.885593         158,057.5721
  01/01/2006    to  12/31/2006       27.885593        33.363009         158,265.8506
  01/01/2007    to  12/31/2007       33.363009        37.943515         108,100.4282
  01/01/2008    to  12/31/2008       37.943515        22.284359          98,151.4518
  01/01/2009    to  12/31/2009       22.284359        30.084394          95,728.0900
  01/01/2010    to  12/31/2010       30.084394        32.128267          84,980.2903
  01/01/2011    to  12/31/2011       32.128267        28.284710          81,947.9964
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.041709         7.006834         388,422.9887
  01/01/2009    to  12/31/2009        7.006834         8.926760       1,303,398.7800
  01/01/2010    to  12/31/2010        8.926760         9.863326       1,490,991.1699
  01/01/2011    to  12/31/2011        9.863326         9.510068       1,469,809.8855
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.446581         6.355426        437,222.6785
  01/01/2009    to  12/31/2009        6.355426         8.391968      1,239,686.7700
  01/01/2010    to  12/31/2010        8.391968         9.381751      1,345,486.6190
  01/01/2011    to  12/31/2011        9.381751         8.804928      1,376,690.5906
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.646757         7.680087        337,991.9950
  01/01/2009    to  12/31/2009        7.680087         9.335863        918,227.3700
  01/01/2010    to  12/31/2010        9.335863        10.108040      1,061,596.1361
  01/01/2011    to  12/31/2011       10.108040         9.976909        958,916.8011
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.474308        14.313282        167,563.8515
  01/01/2006    to  12/31/2006       14.313282        19.400065        149,857.8175
  01/01/2007    to  12/31/2007       19.400065        16.241955        114,636.7150
  01/01/2008    to  12/31/2008       16.241955         9.331819        119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008        123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987        105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814         96,052.4963
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.115025        20.711273         37,149.6055
  01/01/2005    to  04/30/2005       20.711273        19.857551              0.0000
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.402499        12.965826        243,909.2927
  01/01/2006    to  12/31/2006       12.965826        14.584886        200,433.1610
  01/01/2007    to  12/31/2007       14.584886        15.957165        147,630.4668
  01/01/2008    to  12/31/2008       15.957165         9.631096        129,237.5501
  01/01/2009    to  12/31/2009        9.631096        12.696435        128,724.5100
  01/01/2010    to  12/31/2010       12.696435        15.782371        123,496.7059
  01/01/2011    to  12/31/2011       15.782371        15.379785        106,658.0867
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.657809        14.372612         90,539.1535
  01/01/2005    to  04/30/2005       14.372612        12.338375              0.0000
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.605583        15.610081       81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441       83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003       74,735.6300
  01/01/2010    to  12/31/2010       12.782003        15.470184       70,260.6369
  01/01/2011    to  12/31/2011       15.470184        14.436229       57,994.0082
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.568596        14.565078        2,066.9340
  01/01/2005    to  12/31/2005       14.565078        15.753095        9,231.8931
  01/01/2006    to  12/31/2006       15.753095        17.788034       15,288.6656
  01/01/2007    to  04/27/2007       17.788034        19.331836            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.597854         7.165960      357,322.6776
  01/01/2005    to  12/31/2005        7.165960         8.017990      266,399.2212
  01/01/2006    to  12/31/2006        8.017990         7.761627      289,450.6058
  01/01/2007    to  12/31/2007        7.761627         7.818763      213,498.5595
  01/01/2008    to  12/31/2008        7.818763         4.694194      188,082.2069
  01/01/2009    to  12/31/2009        4.694194         6.148555      173,793.5300
  01/01/2010    to  12/31/2010        6.148555         7.497853      162,635.2127
  01/01/2011    to  12/31/2011        7.497853         7.626325      173,273.1284
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851        11.154963       12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948       19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100       35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167       48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605       14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
METROPOLITAN SERIES FUND,
 INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.651943         8.476841        1,609.7314
  01/01/2005    to  12/31/2005        8.476841         8.927355       10,384.2329
  01/01/2006    to  04/30/2006        8.927355         9.327315       10,369.6762
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967        17.147561        305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239        406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781        361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333        361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573        322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878        347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748        326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057        252,962.8455
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  05/01/2004    to  12/31/2004       14.305507        15.358021         69,881.3464
  01/01/2005    to  04/30/2005       15.358021        14.864274              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.998431        17.210010              0.0000
  01/01/2005    to  04/30/2005       17.210010        16.545435              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768        23.336992        169,864.5641
  01/01/2005    to  12/31/2005       23.336992        24.840578        427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333        490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590        468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880        450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020        452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496        398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438        359,872.7743
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397          2,042.1156
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943        237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766        230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157        244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099        225,310.3343
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.847729         8.407970        113,287.6509
  01/01/2005    to  12/31/2005        8.407970        10.555071        241,982.5724
  01/01/2006    to  12/31/2006       10.555071        13.319212        269,268.4127
  01/01/2007    to  12/31/2007       13.319212        16.896519        184,371.7766
  01/01/2008    to  04/25/2008       16.896519        15.376061              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580        11.170897        341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338        466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005        468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392        353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297        331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935        304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532        283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042        268,894.1347
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346         9.716826         32,116.1204
  01/01/2005    to  12/31/2005        9.716826        10.011111         58,534.9431
  01/01/2006    to  12/31/2006       10.011111        10.687997         66,336.3304
  01/01/2007    to  12/31/2007       10.687997        13.000146         69,038.9889
  01/01/2008    to  12/31/2008       13.000146         6.818846         65,637.5654
  01/01/2009    to  12/31/2009        6.818846        10.564501         72,675.5000
  01/01/2010    to  12/31/2010       10.564501        13.746673         83,078.1180
  01/01/2011    to  12/31/2011       13.746673        12.605011         86,893.1584
============   ==== ==========       =========        =========        ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.861263         8.342276        587,746.6856
  01/01/2005    to  12/31/2005        8.342276         8.605857        491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759        559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393        484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755        420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159        393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698        365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217        316,152.4774
============   ==== ==========       =========        =========        ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.652784        12.070302        627,605.8901
   01/01/2005                             to  12/31/2005       12.070302        12.158353      1,222,596.5719
   01/01/2006                             to  12/31/2006       12.158353        12.518956      1,375,950.7396
   01/01/2007                             to  12/31/2007       12.518956        13.264424      1,104,521.5201
   01/01/2008                             to  12/31/2008       13.264424        13.119967        950,768.4695
   01/01/2009                             to  12/31/2009       13.119967        15.254824      1,064,205.4200
   01/01/2010                             to  12/31/2010       15.254824        16.255590      1,064,563.1497
   01/01/2011                             to  12/31/2011       16.255590        16.521798      1,050,837.2854
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.431310        14.895701         88,025.7612
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       13.194952        16.165833         68,277.3000
   01/01/2010                             to  12/31/2010       16.165833        18.462348         68,865.5610
   01/01/2011                             to  12/31/2011       18.462348        17.301901         62,359.9727
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.589837        11.357010        103,152.8346
   01/01/2005                             to  12/31/2005       11.357010        11.804135        219,351.0393
   01/01/2006                             to  12/31/2006       11.804135        12.772469        254,169.9468
   01/01/2007                             to  12/31/2007       12.772469        12.540664        278,990.0395
   01/01/2008                             to  12/31/2008       12.540664         7.361924        270,392.5777
   01/01/2009                             to  05/01/2009        7.361924         7.276825              0.0000
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.715388        15.796607            318.2712
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.127506         43,246.1495
   01/01/2006                             to  12/31/2006       10.127506        11.147068        374,324.5676
   01/01/2007                             to  12/31/2007       11.147068        11.573039        871,562.2204
   01/01/2008                             to  12/31/2008       11.573039         8.543334      1,042,786.6640
   01/01/2009                             to  12/31/2009        8.543334        10.510685      1,136,777.6500
   01/01/2010                             to  12/31/2010       10.510685        11.621510      1,119,826.2723
   01/01/2011                             to  12/31/2011       11.621510        11.570323      1,033,528.6087
=============                            ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.165670        103,277.5711
  01/01/2006    to  12/31/2006       10.165670        11.401556        387,878.6347
  01/01/2007    to  12/31/2007       11.401556        11.861953        586,604.8994
  01/01/2008    to  12/31/2008       11.861953         7.832534        497,895.0979
  01/01/2009    to  12/31/2009        7.832534         9.961190        476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872        392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482        363,056.2511
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.155329        47.778007        272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131        364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091        364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957        301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576        283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212        281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688        252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846        221,793.7791
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       43.934444        47.658643            802.9248
  01/01/2005    to  12/31/2005       47.658643        49.405839            980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590            893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062            927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321            871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043            625.0800
  01/01/2010    to  04/30/2010       40.322043        43.065273              0.0000
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.271657         7.103474        404,278.9055
  01/01/2005    to  12/31/2005        7.103474         8.021608        740,632.1901
  01/01/2006    to  12/31/2006        8.021608         8.389616        776,406.0241
  01/01/2007    to  12/31/2007        8.389616         9.721661        554,694.0244
  01/01/2008    to  12/31/2008        9.721661         5.769878        517,904.2439
  01/01/2009    to  12/31/2009        5.769878         8.268610        505,809.0000
  01/01/2010    to  12/31/2010        8.268610        10.400548        433,724.9757
  01/01/2011    to  12/31/2011       10.400548        10.077199        390,647.1803
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.975352        14.297607        260,661.2046
  01/01/2005    to  12/31/2005       14.297607        16.265528        248,109.4350
  01/01/2006    to  12/31/2006       16.265528        18.128055        262,753.8929
  01/01/2007    to  12/31/2007       18.128055        17.317227        230,423.5292
  01/01/2008    to  12/31/2008       17.317227        11.971285        199,078.6263
  01/01/2009    to  12/31/2009       11.971285        14.912405        191,340.8200
  01/01/2010    to  12/31/2010       14.912405        17.613554        167,764.4453
  01/01/2011    to  12/31/2011       17.613554        15.792798        146,690.5676
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869        253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030        447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053        371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528        355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430        386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106        381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277        359,857.3498
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.667009        13.318846            684.9853
  01/01/2005    to  12/31/2005       13.318846        15.428671          1,873.7348
  01/01/2006    to  12/31/2006       15.428671        17.666084          3,306.5965
  01/01/2007    to  12/31/2007       17.666084        19.153890          6,532.4971
  01/01/2008    to  12/31/2008       19.153890        10.520417          4,543.4481
  01/01/2009    to  12/31/2009       10.520417        12.631987          3,689.4100
  01/01/2010    to  12/31/2010       12.631987        13.297789          5,678.6974
  01/01/2011    to  12/31/2011       13.297789        10.462752          5,058.7844
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       43.880664        43.908593          3,315.2247
  01/01/2005    to  12/31/2005       43.908593        44.188654         74,302.8705
  01/01/2006    to  12/31/2006       44.188654        45.333507         92,692.1192
  01/01/2007    to  12/31/2007       45.333507        47.344271         59,039.2640
  01/01/2008    to  12/31/2008       47.344271        44.928249         55,411.6887
  01/01/2009    to  12/31/2009       44.928249        48.323937         64,201.7700
  01/01/2010    to  12/31/2010       48.323937        51.445814         66,130.7520
  01/01/2011    to  12/31/2011       51.445814        53.876982         63,984.3173
============   ==== ==========       =========        =========        ============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.885022        11.197009        1,749.3000
   01/01/2010                             to  12/31/2010       11.197009        13.216624        4,640.0731
   01/01/2011                             to  12/31/2011       13.216624        11.855434       15,061.1061
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.783359        14.605328          153.8109
   01/01/2007                             to  12/31/2007       14.605328        16.101595          143.4410
   01/01/2008                             to  12/31/2008       16.101595         9.097531          155.2289
   01/01/2009                             to  05/01/2009        9.097531         8.649652            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.129274        15.801668          993.0739
   01/01/2008                             to  12/31/2008       15.801668         8.916200        1,075.9992
   01/01/2009                             to  05/01/2009        8.916200         8.472468            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       19.403176        20.761338            0.0000
   01/01/2005                             to  12/31/2005       20.761338        22.207661          188.8630
   01/01/2006                             to  12/31/2006       22.207661        23.203277          629.6322
   01/01/2007                             to  04/27/2007       23.203277        24.738816            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.942177        10.040284       44,106.0766
   01/01/2006                             to  12/31/2006       10.040284        10.341366      339,207.9758
   01/01/2007                             to  12/31/2007       10.341366        10.677005      201,616.3369
   01/01/2008                             to  12/31/2008       10.677005        10.790988      715,282.3957
   01/01/2009                             to  12/31/2009       10.790988        10.657244      464,993.6500
   01/01/2010                             to  12/31/2010       10.657244        10.498571      414,275.1903
   01/01/2011                             to  12/31/2011       10.498571        10.342686      764,619.1805
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.979567         9.932521       35,261.8340
   01/01/2005                             to  04/30/2005        9.932521         9.942272            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459        11.894586        898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737      1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670      1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968      1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576      1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607      1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184        973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965        894,456.8292
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.632312        10.461794        351,174.6091
  01/01/2005    to  12/31/2005       10.461794        11.701673        432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868        514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866        368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624        322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049        297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261        262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387        247,284.9151
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.784337         9.719514          9,451.3041
  01/01/2005    to  12/31/2005        9.719514         9.995667        234,723.2231
  01/01/2006    to  12/31/2006        9.995667        10.804390        326,998.5634
  01/01/2007    to  12/31/2007       10.804390        11.101894        212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417        219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228        219,408.2500
  01/01/2010    to  12/31/2010        8.199228        10.609230        178,396.7417
  01/01/2011    to  12/31/2011       10.609230        10.738517        158,304.2922
============   ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.872477        11.668631         53,308.9901
  01/01/2006    to  12/31/2006       11.668631        13.241076         44,339.4955
  01/01/2007    to  12/31/2007       13.241076        13.691738         43,929.8394
  01/01/2008    to  12/31/2008       13.691738         8.461905         49,406.5570
  01/01/2009    to  12/31/2009        8.461905        10.496644         47,092.0600
  01/01/2010    to  12/31/2010       10.496644        11.838816         71,841.8329
  01/01/2011    to  12/31/2011       11.838816        11.853637         49,647.7229
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.049731        18.044500       29,480.0928
  01/01/2005    to  12/31/2005       18.044500        18.471644       27,456.8359
  01/01/2006    to  12/31/2006       18.471644        21.189493       23,969.7421
  01/01/2007    to  12/31/2007       21.189493        20.101794       22,832.9443
  01/01/2008    to  12/31/2008       20.101794        12.166969       18,027.3569
  01/01/2009    to  12/31/2009       12.166969        13.524105       17,968.3400
  01/01/2010    to  12/31/2010       13.524105        16.166179       13,008.4395
  01/01/2011    to  12/31/2011       16.166179        16.802976       11,371.4818
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.105880        12.026561      121,618.3253
  01/01/2005    to  12/31/2005       12.026561        12.597694      381,939.9241
  01/01/2006    to  12/31/2006       12.597694        14.009405      941,427.1815
  01/01/2007    to  12/31/2007       14.009405        15.069101      578,756.1300
  01/01/2008    to  12/31/2008       15.069101         8.609495      539,689.8282
  01/01/2009    to  12/31/2009        8.609495        12.131423      503,464.9400
  01/01/2010    to  12/31/2010       12.131423        13.951918      440,730.1852
  01/01/2011    to  12/31/2011       13.951918        13.561104      415,713.4093
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       49.396368        51.290314       51,196.1692
  01/01/2005    to  12/31/2005       51.290314        53.309267      135,608.4182
  01/01/2006    to  04/30/2006       53.309267        55.676368      159,450.8399
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.293010        13.097077        4,081.2928
  01/01/2005    to  12/31/2005       13.097077        14.285200       10,330.9892
  01/01/2006    to  12/31/2006       14.285200        14.583703        7,615.0347
  01/01/2007    to  12/31/2007       14.583703        15.734859       10,172.8863
  01/01/2008    to  12/31/2008       15.734859         9.870610       13,417.5619
  01/01/2009    to  12/31/2009        9.870610        13.480393       16,634.6000
  01/01/2010    to  12/31/2010       13.480393        17.882982       17,763.7849
  01/01/2011    to  12/31/2011       17.882982        17.872224       19,912.5159
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.480982        19.579325        1,105.4301
  01/01/2005    to  12/31/2005       19.579325        19.782744        6,912.5974
  01/01/2006    to  12/31/2006       19.782744        20.429400        9,747.8805
  01/01/2007    to  12/31/2007       20.429400        20.868984       14,810.0625
  01/01/2008    to  12/31/2008       20.868984        17.427953       10,019.0316
  01/01/2009    to  12/31/2009       17.427953        22.644120       10,833.3600
  01/01/2010    to  12/31/2010       22.644120        25.085484       12,107.3028
  01/01/2011    to  12/31/2011       25.085484        26.154990       89,065.4725
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.792697        12.776191          841.9190
  01/01/2005    to  12/31/2005       12.776191        13.105759       87,830.7267
  01/01/2006    to  12/31/2006       13.105759        14.086782      149,683.7292
  01/01/2007    to  12/31/2007       14.086782        14.362833      103,994.2898
  01/01/2008    to  12/31/2008       14.362833        10.822050       84,923.9622
  01/01/2009    to  12/31/2009       10.822050        14.953603      139,401.4500
  01/01/2010    to  12/31/2010       14.953603        16.861824      147,335.8690
  01/01/2011    to  12/31/2011       16.861824        17.166133       69,902.4080
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.036546        12.097844       96,530.8397
  01/01/2005    to  12/31/2005       12.097844        12.039003       50,576.4933
  01/01/2006    to  12/31/2006       12.039003        12.332021       40,029.2648
  01/01/2007    to  12/31/2007       12.332021        13.043176       25,610.4077
  01/01/2008    to  12/31/2008       13.043176        12.794786       39,970.3373
  01/01/2009    to  12/31/2009       12.794786        14.283284       53,008.6200
  01/01/2010    to  12/31/2010       14.283284        14.814807       61,600.4736
  01/01/2011    to  12/31/2011       14.814807        14.756561       50,048.8221
============   ==== ==========       =========        =========      ============
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.895202        12.969860          542.4920
  01/01/2005    to  12/31/2005       12.969860        13.222995        3,399.2965
  01/01/2006    to  12/31/2006       13.222995        14.967535        3,607.2288
  01/01/2007    to  12/31/2007       14.967535        15.754499        3,619.3054
  01/01/2008    to  12/31/2008       15.754499         8.903322        3,707.9994
  01/01/2009    to  07/17/2009        8.903322         8.851550            0.0000
============   ==== ==========       =========        =========      ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
   09/27/2010                             to  12/31/2010       13.642537        15.449452             451.8551
   01/01/2011                             to  12/31/2011       15.449452        14.446255             432.9033
=============                            ==== ==========       =========        =========       ==============
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
   05/03/2004                             to  12/31/2004       12.217615        13.909535             687.7593
   01/01/2005                             to  12/31/2005       13.909535        15.367824             149.7068
   01/01/2006                             to  12/31/2006       15.367824        15.965015             460.1982
   01/01/2007                             to  12/31/2007       15.965015        16.325104             458.6957
   01/01/2008                             to  12/31/2008       16.325104         8.756857             457.0120
   01/01/2009                             to  12/31/2009        8.756857        11.969051             454.0600
   01/01/2010                             to  09/24/2010       11.969051        13.688968               0.0000
=============                            ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.791671         7.690011       1,725,814.3746
   01/01/2009                             to  12/31/2009        7.690011        10.048645       1,377,800.6300
   01/01/2010                             to  12/31/2010       10.048645        11.532589       1,270,822.2776
   01/01/2011                             to  12/31/2011       11.532589        10.705026       1,182,424.8869
=============                            ==== ==========       =========        =========       ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000        10.312809         642,393.5748
   01/01/2007                             to  12/31/2007       10.312809        11.051489       1,615,769.2707
   01/01/2008                             to  11/07/2008       11.051489         6.696614               0.0000
=============                            ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.433837         8.381568       7,963,229.5620
   01/01/2009                             to  12/31/2009        8.381568        10.596426       8,277,543.4200
   01/01/2010                             to  12/31/2010       10.596426        11.856876       8,471,676.7238
   01/01/2011                             to  12/31/2011       11.856876        11.481813       8,371,236.6921
=============                            ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.198856       1,255,121.3078
   01/01/2007                             to  12/31/2007       10.198856        10.691255       4,084,956.5468
   01/01/2008                             to  11/07/2008       10.691255         7.352549               0.0000
=============                            ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221        11.135709        185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345        272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397        838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591        860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878      1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499        993,130.1217
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.138433         8.053398      9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347      9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704      8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139      7,694,928.0420
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.235141        688,455.1861
  01/01/2007    to  12/31/2007       10.235141        10.882857      3,028,538.1411
  01/01/2008    to  11/07/2008       10.882857         6.941316              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193      2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856      2,400,059.7351
============   ==== ==========       =========        =========      ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH (SERIES I)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       10.460362         9.542879        4,249.0018
  01/01/2002    to  12/31/2002        9.542879         7.923193        3,598.3524
  01/01/2003    to  12/31/2003        7.923193        10.068687        3,531.0351
  01/01/2004    to  12/31/2004       10.068687        12.293226        3,341.0334
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
  01/01/2010    to  12/31/2010       15.912758        17.683633          866.8424
  01/01/2011    to  12/31/2011       17.683633        16.238299          845.4581
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002        9.691350         7.908380           10.3185
  01/01/2003    to  12/31/2003        7.908380        10.013720            0.0000
  01/01/2004    to  12/31/2004       10.013720        12.196445        2,659.9165
  01/01/2005    to  12/31/2005       12.196445        14.135404       34,299.3580
  01/01/2006    to  12/31/2006       14.135404        17.799285       29,069.0638
  01/01/2007    to  12/31/2007       17.799285        20.049801       26,124.1477
  01/01/2008    to  12/31/2008       20.049801        11.739720       19,739.8303
  01/01/2009    to  12/31/2009       11.739720        15.594730       17,636.0500
  01/01/2010    to  12/31/2010       15.594730        17.291044       17,503.5134
  01/01/2011    to  12/31/2011       17.291044        15.835117       11,269.3760
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.130575        3,787.4255
  01/01/2002    to  12/31/2002       11.130575         9.079468       21,614.2121
  01/01/2003    to  12/31/2003        9.079468        11.624489       19,459.7447
  01/01/2004    to  12/31/2004       11.624489        12.730934       23,797.0734
  01/01/2005    to  12/31/2005       12.730934        13.233978       20,503.4485
  01/01/2006    to  12/31/2006       13.233978        15.627974       19,928.9073
  01/01/2007    to  12/31/2007       15.627974        15.582092       11,798.5862
  01/01/2008    to  12/31/2008       15.582092         8.773310       18,015.9941
  01/01/2009    to  12/31/2009        8.773310        11.219836       20,054.6100
  01/01/2010    to  12/31/2010       11.219836        12.695356       16,861.8526
  01/01/2011    to  12/31/2011       12.695356        12.582349       17,888.2694
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.908162           6,921.1995
  01/01/2002    to  12/31/2002        8.908162         7.142932          33,471.4718
  01/01/2003    to  12/31/2003        7.142932         9.298745          94,294.5319
  01/01/2004    to  12/31/2004        9.298745        10.851748         334,360.3401
  01/01/2005    to  12/31/2005       10.851748        11.771900         371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172         285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824         196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208         162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712         146,268.9000
  01/01/2010    to  12/31/2010       12.674712        13.529051         136,464.2161
  01/01/2011    to  12/31/2011       13.529051        11.904603         126,515.1475
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133        11.719888           2,199.2605
  01/01/2002    to  04/25/2002       11.719888        11.686505               0.0000
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921         4.255263           2,176.7524
  01/01/2002    to  04/25/2002        4.255263         3.436389               0.0000
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.039775         7.004420         955,843.4372
  01/01/2009    to  12/31/2009        7.004420         8.919228       1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228         9.850085       1,947,629.4852
  01/01/2011    to  12/31/2011        9.850085         9.492567       1,976,358.8441
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.444809         6.353235       1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235         8.384885       2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885         9.369155       2,817,663.2734
  01/01/2011    to  12/31/2011        9.369155         8.788721       2,687,079.2258
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.644659         7.677443       1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443         9.327990       1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990        10.094473       1,926,725.3738
  01/01/2011    to  12/31/2011       10.094473         9.958552       1,676,503.4235
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.468040        14.301354        452,914.3448
  01/01/2006    to  12/31/2006       14.301354        19.374246        378,227.5818
  01/01/2007    to  12/31/2007       19.374246        16.212180        296,865.2128
  01/01/2008    to  12/31/2008       16.212180         9.310030        272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911        276,749.2300
  01/01/2010    to  12/31/2010       12.350911        14.119798        240,895.6367
  01/01/2011    to  12/31/2011       14.119798        13.126372        230,365.7004
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045834        10.182084         28,866.2847
  01/01/2002    to  12/31/2002       10.182084        10.256787        140,217.2385
  01/01/2003    to  12/31/2003       10.256787        14.040312        272,473.3843
  01/01/2004    to  12/31/2004       14.040312        18.700545        273,388.1941
  01/01/2005    to  04/30/2005       18.700545        17.926779            585.1498
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.364438        12.918267        611,055.3073
  01/01/2006    to  12/31/2006       12.918267        14.524142        553,414.3540
  01/01/2007    to  12/31/2007       14.524142        15.882719        454,153.4011
  01/01/2008    to  12/31/2008       15.882719         9.581346        412,600.5895
  01/01/2009    to  12/31/2009        9.581346        12.624541        386,283.9800
  01/01/2010    to  12/31/2010       12.624541        15.685173        333,357.9880
  01/01/2011    to  12/31/2011       15.685173        15.277443        288,892.2802
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.032660         46,430.3272
  01/01/2002    to  12/31/2002        8.032660         5.393776        326,889.4198
  01/01/2003    to  12/31/2003        5.393776         7.086383        639,336.4170
  01/01/2004    to  12/31/2004        7.086383         7.410317        775,262.5907
  01/01/2005    to  04/30/2005        7.410317         6.360454          2,071.2503
============   ==== ==========       =========        =========        ============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.753411         58,235.3674
  01/01/2002    to  12/31/2002       12.753411         8.684257        373,945.1741
  01/01/2003    to  12/31/2003        8.684257        10.548834        783,763.2238
  01/01/2004    to  04/30/2004       10.548834        10.436185        903,926.5844
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.121564          17,314.5245
  01/01/2002    to  12/31/2002       17.121564        12.623646          30,436.0692
  01/01/2003    to  04/25/2003       12.623646        13.106879          31,235.9440
============   ==== ==========       =========        =========       ==============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.501147           3,170.7009
  01/01/2002    to  12/31/2002       10.501147         8.632060           6,567.7132
  01/01/2003    to  04/25/2003        8.632060         8.383197           7,078.1100
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.529364        15.537282         137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452         122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651         133,468.2100
  01/01/2010    to  12/31/2010       12.709651        15.374940         133,230.1827
  01/01/2011    to  12/31/2011       15.374940        14.340195         101,338.5884
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.245441           4,411.6646
  01/01/2002    to  12/31/2002       14.245441        11.053795          11,030.1973
  01/01/2003    to  12/31/2003       11.053795        13.961730          10,511.3672
  01/01/2004    to  12/31/2004       13.961730        16.265910          10,734.7069
  01/01/2005    to  12/31/2005       16.265910        17.583892          11,654.3965
  01/01/2006    to  12/31/2006       17.583892        19.845430           9,725.1508
  01/01/2007    to  04/27/2007       19.845430        21.564278               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.573641         7.137295       1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295         7.981937       1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937         7.722873       1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873         7.775812       1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812         4.666062       1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062         6.108653         926,110.6800
  01/01/2010    to  12/31/2010        6.108653         7.445477         792,115.7498
  01/01/2011    to  12/31/2011        7.445477         7.569276         987,716.1050
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.409254        11.148484        505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747        357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768        397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067        404,485.0000
  01/01/2010    to  12/31/2010        6.269067         6.625444        357,682.8321
  01/01/2011    to  04/29/2011        6.625444         7.041458              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES FUND,
 INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.277696        162,696.0851
  01/01/2003    to  12/31/2003        8.277696         9.905380        576,458.6760
  01/01/2004    to  12/31/2004        9.905380        10.842241        533,126.5929
  01/01/2005    to  12/31/2005       10.842241        11.412777        466,886.2052
  01/01/2006    to  04/30/2006       11.412777        11.922161        460,018.0948
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.058812        17.107155          8,518.5562
  01/01/2005    to  12/31/2005       17.107155        17.149437          6,373.5577
  01/01/2006    to  12/31/2006       17.149437        18.466094          5,455.1517
  01/01/2007    to  12/31/2007       18.466094        19.425752          4,237.6156
  01/01/2008    to  12/31/2008       19.425752        15.607000          3,820.0258
  01/01/2009    to  12/31/2009       15.607000        21.071758          3,369.1100
  01/01/2010    to  12/31/2010       21.071758        23.481713          3,081.9476
  01/01/2011    to  12/31/2011       23.481713        24.237222          1,232.3385
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366         7.387287         28,084.4879
  01/01/2002    to  12/31/2002        7.387287         7.179396         26,466.0232
  01/01/2003    to  12/31/2003        7.179396         8.838844         23,777.0485
  01/01/2004    to  04/30/2004        8.838844         8.970366         23,562.8892
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643        13.962133       60,578.8834
  01/01/2002    to  12/31/2002       13.962133        13.668578      163,746.8930
  01/01/2003    to  12/31/2003       13.668578        16.036858      631,295.6467
  01/01/2004    to  12/31/2004       16.036858        17.079057      619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231      823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828      755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149      648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699      510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373      486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413      428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160      363,408.0986
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  04/10/2001    to  12/31/2001        9.733531         9.529217       21,768.7056
  01/01/2002    to  12/31/2002        9.529217         9.600956      164,746.8326
  01/01/2003    to  12/31/2003        9.600956        11.126610      386,628.1283
  01/01/2004    to  12/31/2004       11.126610        11.921553      447,295.6891
  01/01/2005    to  04/30/2005       11.921553        11.536404            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000         9.015854           10.0000
  01/01/2002    to  12/31/2002        9.015854         9.170045        2,832.8209
  01/01/2003    to  12/31/2003        9.170045        11.444762        1,666.8776
  01/01/2004    to  12/31/2004       11.444762        12.325648        3,744.2671
  01/01/2005    to  04/30/2005       12.325648        11.847753            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.595365        7,426.8237
  01/01/2002    to  12/31/2002       10.595365         7.392581       29,017.1266
  01/01/2003    to  04/25/2003        7.392581         7.503232       30,338.3825
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.243136        23.604478       36,379.3517
  01/01/2005    to  12/31/2005       23.604478        25.166617       24,602.7916
  01/01/2006    to  12/31/2006       25.166617        27.876495       21,481.4594
  01/01/2007    to  12/31/2007       27.876495        27.691743       17,241.1582
  01/01/2008    to  12/31/2008       27.691743        16.724493       16,434.7417
  01/01/2009    to  12/31/2009       16.724493        20.890417       16,395.3300
  01/01/2010    to  12/31/2010       20.890417        25.885342       12,415.4255
  01/01/2011    to  12/31/2011       25.885342        24.605872       10,498.0642
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556        12.415765       26,266.6123
  01/01/2002    to  12/31/2002       12.415765        10.681818       69,630.3948
  01/01/2003    to  12/31/2003       10.681818        13.563446       74,528.2750
  01/01/2004    to  04/30/2004       13.563446        13.982834       73,014.4274
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.438226       34,239.2506
  01/01/2002    to  12/31/2002       17.438226        15.524450      187,121.2024
  01/01/2003    to  12/31/2003       15.524450        19.241447      362,407.2067
  01/01/2004    to  12/31/2004       19.241447        23.586938      465,596.4681
  01/01/2005    to  12/31/2005       23.586938        25.094115      466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692      400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727      320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422      294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392      284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748      252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669      228,905.9807
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878         9.757096       91,632.1430
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971         6.164667      364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869      410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909      410,275.0363
  01/01/2011    to  12/31/2011       12.485909         9.994683      382,555.7221
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.969734       21,179.3942
  01/01/2002    to  12/31/2002        6.969734         6.852423      131,768.0110
  01/01/2003    to  12/31/2003        6.852423        10.322620      235,598.6833
  01/01/2004    to  12/31/2004       10.322620        12.675041      260,047.1272
  01/01/2005    to  12/31/2005       12.675041        15.903877      235,862.9330
  01/01/2006    to  12/31/2006       15.903877        20.058751      178,766.9301
  01/01/2007    to  12/31/2007       20.058751        25.433396      115,973.4641
  01/01/2008    to  04/25/2008       25.433396        23.141049            0.0000
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.751753        11.201776            0.0000
  01/01/2005    to  12/31/2005       11.201776        12.879788            0.0000
  01/01/2006    to  12/31/2006       12.879788        16.095230            0.0000
  01/01/2007    to  12/31/2007       16.095230        18.002175            0.0000
  01/01/2008    to  12/31/2008       18.002175        10.234654            0.0000
  01/01/2009    to  12/31/2009       10.234654        13.295030            0.0000
  01/01/2010    to  12/31/2010       13.295030        14.616284            0.0000
  01/01/2011    to  12/31/2011       14.616284        12.889638            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151         7.179717          413.4653
  01/01/2002    to  12/31/2002        7.179717         5.629027           11.7714
  01/01/2003    to  12/31/2003        5.629027         6.900995            0.0000
  01/01/2004    to  04/30/2004        6.900995         6.967368            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669        10.287093            9.1277
  01/01/2002    to  12/31/2002       10.287093         8.410350            9.1277
  01/01/2003    to  12/31/2003        8.410350        11.990655            0.0000
  01/01/2004    to  04/30/2004       11.990655        12.044454            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464         9.730088            9.0617
  01/01/2002    to  12/31/2002        9.730088         7.823598            9.0617
  01/01/2003    to  12/31/2003        7.823598        10.437326            0.0000
  01/01/2004    to  04/30/2004       10.437326        10.186964            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813         8.371336          631.1459
  01/01/2002    to  12/31/2002        8.371336         7.269814       21,102.0210
  01/01/2003    to  12/31/2003        7.269814         9.451731      189,888.3063
  01/01/2004    to  12/31/2004        9.451731        11.126240      651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052      854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560      785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236      652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197      596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369      540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647      491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368      452,308.2946
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.713052            9.1988
  01/01/2002    to  12/31/2002        9.713052         8.259805          882.5821
  01/01/2003    to  12/31/2003        8.259805        10.833672        2,201.5220
  01/01/2004    to  04/30/2004       10.833672        10.737859        2,100.5320
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299        12.917622       40,983.2831
  01/01/2002    to  12/31/2002       12.917622        10.471423      235,463.4885
  01/01/2003    to  12/31/2003       10.471423        13.251831      385,362.2941
  01/01/2004    to  12/31/2004       13.251831        15.160593      241,963.3317
  01/01/2005    to  04/30/2005       15.160593        14.717424            4.8013
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525         6.122784       10,677.9875
  01/01/2002    to  12/31/2002        6.122784         4.905998      110,048.8401
  01/01/2003    to  12/31/2003        4.905998         6.159874      155,859.2397
  01/01/2004    to  04/30/2004        6.159874         6.259725      121,139.5330
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.809572       32,737.4121
  01/01/2002    to  12/31/2002        8.809572         6.556337      116,424.7873
  01/01/2003    to  12/31/2003        6.556337         8.760522      173,081.3700
  01/01/2004    to  12/31/2004        8.760522         9.698886      181,782.3903
  01/01/2005    to  12/31/2005        9.698886         9.987647      178,636.5559
  01/01/2006    to  12/31/2006        9.987647        10.657629      151,577.3219
  01/01/2007    to  12/31/2007       10.657629        12.956695      138,882.9322
  01/01/2008    to  12/31/2008       12.956695         6.792639      126,998.1829
  01/01/2009    to  12/31/2009        6.792639        10.518643      120,262.9800
  01/01/2010    to  12/31/2010       10.518643        13.680173      111,543.7762
  01/01/2011    to  12/31/2011       13.680173        12.537777      100,444.8613
============   ==== ==========       =========        =========      ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.832420         8.308913        1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913         8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212          844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981          762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980          679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918          545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415          492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579          434,488.9432
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879         8.823014           20,283.7461
  01/01/2002    to  12/31/2002        8.823014         7.219814          191,202.5901
  01/01/2003    to  12/31/2003        7.219814         8.589452          251,018.8536
  01/01/2004    to  04/30/2004        8.589452         8.628021          212,812.2903
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154         7.860477               12.3166
  01/01/2002    to  12/31/2002        7.860477         5.980777              859.2478
  01/01/2003    to  12/31/2003        5.980777         7.261669              842.2593
  01/01/2004    to  04/30/2004        7.261669         7.169569                0.0000
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005        10.826156               70.8083
  01/01/2002    to  12/31/2002       10.826156         8.024413            2,537.1232
  01/01/2003    to  12/31/2003        8.024413         9.826337            2,860.1444
  01/01/2004    to  04/30/2004        9.826337        10.007392            2,868.9971
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075368        10.523893           10,106.4829
  01/01/2002    to  12/31/2002       10.523893        11.325063          260,508.6670
  01/01/2003    to  12/31/2003       11.325063        11.631034        1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034        12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484        1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600        1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402        1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905        1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116        1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294        1,192,865.4435
============   ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.387055       41,432.7406
  01/01/2002    to  12/31/2002       13.387055        14.313884      172,677.9173
  01/01/2003    to  12/31/2003       14.313884        14.623334      397,916.4236
  01/01/2004    to  11/19/2004       14.623334        14.985048      488,702.6419
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  04/10/2001    to  12/31/2001       10.990799        11.480143       83,705.0624
  01/01/2002    to  12/31/2002       11.480143        12.330129      237,372.4315
  01/01/2003    to  12/31/2003       12.330129        12.754334      195,229.7377
  01/01/2004    to  12/31/2004       12.754334        13.166581      177,150.8802
  01/01/2005    to  12/31/2005       13.166581        13.282689      128,038.3992
  01/01/2006    to  12/31/2006       13.282689        13.582705      115,813.8481
  01/01/2007    to  12/31/2007       13.582705        14.543906       93,812.1339
  01/01/2008    to  12/31/2008       14.543906        15.006218       76,262.8760
  01/01/2009    to  05/01/2009       15.006218        15.507238            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754        16.037793       61,906.1300
  01/01/2010    to  12/31/2010       16.037793        18.306978       42,135.0744
  01/01/2011    to  12/31/2011       18.306978        17.147741       35,679.2868
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.808491       21,107.3594
  01/01/2003    to  12/31/2003        7.808491        10.567500       68,117.8434
  01/01/2004    to  12/31/2004       10.567500        11.341842      173,638.0331
  01/01/2005    to  12/31/2005       11.341842        11.782494      184,554.5275
  01/01/2006    to  12/31/2006       11.782494        12.742697      180,788.2114
  01/01/2007    to  12/31/2007       12.742697        12.505142      211,505.2505
  01/01/2008    to  12/31/2008       12.505142         7.337382      194,297.1720
  01/01/2009    to  05/01/2009        7.337382         7.251359            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620        15.700656       15,191.4851
  01/01/2002    to  12/31/2002       15.700656        11.466409       30,611.9806
  01/01/2003    to  12/31/2003       11.466409        15.038501       34,498.3828
  01/01/2004    to  11/19/2004       15.038501        16.169597       33,225.5981
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS
(Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498        10.331954       56,991.3894
  01/01/2002    to  12/31/2002       10.331954         8.020934      167,199.6551
  01/01/2003    to  12/31/2003        8.020934         9.622170      154,344.6306
  01/01/2004    to  12/31/2004        9.622170        10.527754       98,652.4667
  01/01/2005    to  12/31/2005       10.527754        11.094348       69,388.2257
  01/01/2006    to  12/31/2006       11.094348        12.310731       58,746.2721
  01/01/2007    to  04/27/2007       12.310731        13.016566            0.0000
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.126243        6,396.5747
  01/01/2006    to  12/31/2006       10.126243        11.140122       85,945.8897
  01/01/2007    to  12/31/2007       11.140122        11.560014      109,732.5272
  01/01/2008    to  12/31/2008       11.560014         8.529438      115,046.5345
  01/01/2009    to  12/31/2009        8.529438        10.488347      232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023      287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218      240,756.1157
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.164403        3,169.9323
  01/01/2006    to  12/31/2006       10.164403        11.394452       17,863.0635
  01/01/2007    to  12/31/2007       11.394452        11.848603       27,473.3963
  01/01/2008    to  12/31/2008       11.848603         7.819791       35,040.3316
  01/01/2009    to  12/31/2009        7.819791         9.940016       78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483      207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774      210,262.8165
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       42.480556        47.094351      125,576.7045
  01/01/2005    to  12/31/2005       47.094351        48.076720      109,490.5367
  01/01/2006    to  12/31/2006       48.076720        55.873170       98,312.9154
  01/01/2007    to  12/31/2007       55.873170        57.217089       78,541.9271
  01/01/2008    to  12/31/2008       57.217089        35.945369       70,664.6477
  01/01/2009    to  12/31/2009       35.945369        42.001620       65,317.6500
  01/01/2010    to  12/31/2010       42.001620        48.521828       57,080.8793
  01/01/2011    to  12/31/2011       48.521828        45.976848       51,302.4826
============   ==== ==========       =========        =========      ============

                                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       39.910653        41.344503       54,492.9747
   01/01/2002                             to  12/31/2002       41.344503        33.332049      194,321.1339
   01/01/2003                             to  12/31/2003       33.332049        42.905952      529,074.4655
   01/01/2004                             to  12/31/2004       42.905952        47.587002      641,545.3822
   01/01/2005                             to  12/31/2005       47.587002        48.446417      598,261.6716
   01/01/2006                             to  12/31/2006       48.446417        56.187289      551,658.2545
   01/01/2007                             to  12/31/2007       56.187289        57.377185      486,247.6436
   01/01/2008                             to  12/31/2008       57.377185        35.967814      411,273.3121
   01/01/2009                             to  12/31/2009       35.967814        41.928431      395,436.6000
   01/01/2010                             to  12/31/2010       41.928431        48.309957      368,915.5742
   01/01/2011                             to  12/31/2011       48.309957        45.660800      327,734.0317
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241        12.139920       33,901.7316
   01/01/2002                             to  12/31/2002       12.139920         8.336069       67,056.6989
   01/01/2003                             to  12/31/2003        8.336069        10.266527       60,606.4895
   01/01/2004                             to  04/30/2004       10.266527        10.072988       59,088.0207
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.268891         8.214478       95,813.2176
   01/01/2002                             to  12/31/2002        8.214478         6.521269      619,899.6560
   01/01/2003                             to  12/31/2003        6.521269         8.305836      859,300.6900
   01/01/2004                             to  04/30/2004        8.305836         8.380595      798,754.0726
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172         8.647553          705.2597
   01/01/2002                             to  12/31/2002        8.647553         7.549018           11.5511
   01/01/2003                             to  12/31/2003        7.549018         9.243696            0.0000
   01/01/2004                             to  04/30/2004        9.243696         9.417471            0.0000
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.815494         8.318328          510.7459
   01/01/2003                             to  12/31/2003        8.318328        10.224189       13,484.8305
   01/01/2004                             to  04/30/2004       10.224189        10.020717       14,797.2459
=============                            ==== ==========       =========        =========      ============

                                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         9.966212        1,635.4138
   01/01/2002                             to  12/31/2002        9.966212         8.542022       10,981.3665
   01/01/2003                             to  12/31/2003        8.542022        10.804480       12,173.1612
   01/01/2004                             to  04/30/2004       10.804480        10.826653       12,503.3067
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY (FRANKLIN TEMPLETON)
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464        12.219247       16,227.4589
   01/01/2002                             to  12/31/2002       12.219247        10.610126       65,034.6251
   01/01/2003                             to  12/31/2003       10.610126        13.074268      114,558.5626
   01/01/2004                             to  04/30/2004       13.074268        13.278657      124,603.1871
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT NEW
 VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       12.663647        12.749942          421.1304
   01/01/2002                             to  12/31/2002       12.749942        10.594831        2,249.3922
   01/01/2003                             to  12/31/2003       10.594831        13.820051        2,997.0579
   01/01/2004                             to  04/30/2004       13.820051        13.898203        2,996.3601
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       11.579412        11.210673        1,670.1211
   01/01/2002                             to  12/31/2002       11.210673         8.942238        4,937.3753
   01/01/2003                             to  12/31/2003        8.942238        11.215695       13,112.2880
   01/01/2004                             to  12/31/2004       11.215695        12.269782        9,999.9104
   01/01/2005                             to  12/31/2005       12.269782        12.713260        9,790.8194
   01/01/2006                             to  12/31/2006       12.713260        14.510053        9,760.3126
   01/01/2007                             to  12/31/2007       14.510053        13.422945        8,721.9245
   01/01/2008                             to  12/31/2008       13.422945         8.101541        8,459.1850
   01/01/2009                             to  12/31/2009        8.101541        10.355020        8,711.8200
   01/01/2010                             to  04/30/2010       10.355020        11.057691            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.305802         7.150545        279,519.5421
  01/01/2005    to  12/31/2005        7.150545         8.087822        237,607.1380
  01/01/2006    to  12/31/2006        8.087822         8.486453        219,087.3759
  01/01/2007    to  12/31/2007        8.486453         9.847016        158,209.7064
  01/01/2008    to  12/31/2008        9.847016         5.853285        132,734.2134
  01/01/2009    to  12/31/2009        5.853285         8.405675        118,497.5700
  01/01/2010    to  12/31/2010        8.405675        10.599992         95,336.2119
  01/01/2011    to  12/31/2011       10.599992        10.291384         81,755.2947
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457         7.193990         43,476.2764
  01/01/2002    to  12/31/2002        7.193990         4.823712        305,910.3101
  01/01/2003    to  12/31/2003        4.823712         6.546051        403,972.8814
  01/01/2004    to  04/30/2004        6.546051         6.678804        365,824.0284
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300         8.226988             13.1308
  01/01/2002    to  12/31/2002        8.226988         4.533110         39,837.4725
  01/01/2003    to  12/31/2003        4.533110         6.098811        776,150.9781
  01/01/2004    to  12/31/2004        6.098811         7.075043      1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522        911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710        906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240        663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290        573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937        597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880        562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799        503,082.1328
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.146228        17.949379          1,412.6446
  01/01/2006    to  12/31/2006       17.949379        20.039432            784.5100
  01/01/2007    to  12/31/2007       20.039432        19.178322            547.3458
  01/01/2008    to  12/31/2008       19.178322        13.276348            586.6379
  01/01/2009    to  12/31/2009       13.276348        16.577666            721.9800
  01/01/2010    to  12/31/2010       16.577666        19.611335            682.4220
  01/01/2011    to  12/31/2011       19.611335        17.630789            642.7361
============   ==== ==========       =========        =========      ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468        10.568840           11.2404
  01/01/2002    to  12/31/2002       10.568840         9.225035        1,507.0449
  01/01/2003    to  12/31/2003        9.225035        12.901055        1,648.5977
  01/01/2004    to  12/31/2004       12.901055        16.008213        1,476.3682
  01/01/2005    to  04/30/2005       16.008213        15.028352            0.0000
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.951357        14.264232      484,902.9181
  01/01/2005    to  12/31/2005       14.264232        16.219476      566,572.8777
  01/01/2006    to  12/31/2006       16.219476        18.067717      591,268.6125
  01/01/2007    to  12/31/2007       18.067717        17.250907      491,801.0641
  01/01/2008    to  12/31/2008       17.250907        11.919451      361,320.7979
  01/01/2009    to  12/31/2009       11.919451        14.840417      328,782.6600
  01/01/2010    to  12/31/2010       14.840417        17.519779      289,746.7062
  01/01/2011    to  12/31/2011       17.519779        15.700881      254,413.5291
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.084570           72.8727
  01/01/2002    to  12/31/2002       11.084570        10.218483        4,588.1605
  01/01/2003    to  12/31/2003       10.218483        14.175824       15,070.2606
  01/01/2004    to  04/30/2004       14.175824        14.367149       14,510.0090
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357      163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052      261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694      250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190      268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080      248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672      304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871      259,017.2604
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.610360        140,098.9043
  01/01/2004    to  12/31/2004       12.610360        14.648163        134,175.9936
  01/01/2005    to  12/31/2005       14.648163        16.960108        122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923         90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015         58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289         53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037         56,566.5300
  01/01/2010    to  12/31/2010       13.858037        14.581182         49,731.5591
  01/01/2011    to  12/31/2011       14.581182        11.466803         50,886.1046
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       43.283574        43.442059          2,547.2390
  01/01/2005    to  12/31/2005       43.442059        43.697348         42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124         29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027         13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024         14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089         12,880.0500
  01/01/2010    to  12/31/2010       47.691089        50.746727         12,329.1861
  01/01/2011    to  12/31/2011       50.746727        53.118389         14,461.8272
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.824883        11.117560         20,068.7100
  01/01/2010    to  12/31/2010       11.117560        13.116297         14,817.2674
  01/01/2011    to  12/31/2011       13.116297        11.759572         14,746.4019
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  05/01/2006    to  12/31/2006       14.705444        14.523533              0.0000
  01/01/2007    to  12/31/2007       14.523533        16.003372         21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492         16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       15.042033        15.705276            808.2122
  01/01/2008    to  12/31/2008       15.705276         8.857358            803.0493
  01/01/2009    to  05/01/2009        8.857358         8.415155              0.0000
============   ==== ==========       =========        =========        ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2002    to  12/31/2002       10.484032         8.310710             494.4680
  01/01/2003    to  12/31/2003        8.310710        10.571040          12,086.7303
  01/01/2004    to  12/31/2004       10.571040        11.067135           5,470.9139
  01/01/2005    to  12/31/2005       11.067135        11.832220           5,353.9389
  01/01/2006    to  12/31/2006       11.832220        12.356518           5,311.8763
  01/01/2007    to  04/27/2007       12.356518        13.172097               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743         9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329       2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094       1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239       1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326         942,625.3766
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941        10.142360          28,734.3085
  01/01/2002    to  12/31/2002       10.142360        10.095827          59,880.7593
  01/01/2003    to  12/31/2003       10.095827         9.983712         273,169.5878
  01/01/2004    to  12/31/2004        9.983712         9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092        10.144691             817.0770
  01/01/2002    to  12/31/2002       10.144691         8.335400          86,927.9948
  01/01/2003    to  12/31/2003        8.335400        10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806        11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051       1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860       1,027,299.5651
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.612997        10.437354        495,225.7035
  01/01/2005    to  12/31/2005       10.437354        11.668521        447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506        502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182        451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513        433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236        363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181        344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148        324,999.5625
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.771116         9.701665          1,143.7911
  01/01/2005    to  12/31/2005        9.701665         9.972336        112,100.6194
  01/01/2006    to  12/31/2006        9.972336        10.773791         99,766.5818
  01/01/2007    to  12/31/2007       10.773791        11.064882         57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804         44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706         39,882.1000
  01/01/2010    to  12/31/2010        8.163706        10.557998         34,064.2697
  01/01/2011    to  12/31/2011       10.557998        10.681332         30,396.0044
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.170733         28,344.4771
  01/01/2002    to  12/31/2002       11.170733         8.319806         44,231.3087
  01/01/2003    to  12/31/2003        8.319806        10.610223         40,787.5850
  01/01/2004    to  12/31/2004       10.610223        11.138793         38,251.8227
  01/01/2005    to  12/31/2005       11.138793        11.937104         34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493         30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392              0.0000
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.836205        11.627388        229,626.4664
  01/01/2006    to  12/31/2006       11.627388        13.190324        213,766.2941
  01/01/2007    to  12/31/2007       13.190324        13.635141        221,264.4210
  01/01/2008    to  12/31/2008       13.635141         8.424388        216,440.5197
  01/01/2009    to  12/31/2009        8.424388        10.446974        190,401.0500
  01/01/2010    to  12/31/2010       10.446974        11.779268        168,592.6342
  01/01/2011    to  12/31/2011       11.779268        11.790488        177,264.0412
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.959924        1,030.7078
  01/01/2002    to  12/31/2002        7.959924         6.070194       10,577.0242
  01/01/2003    to  12/31/2003        6.070194         7.653693        7,176.0564
  01/01/2004    to  12/31/2004        7.653693         8.315793        7,272.8689
  01/01/2005    to  04/30/2005        8.315793         7.930507            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.817192          214.3027
  01/01/2004    to  04/30/2004       11.817192        12.027294        3,037.6389
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.019003        18.003978       12,411.1585
  01/01/2005    to  12/31/2005       18.003978        18.420972        9,676.9174
  01/01/2006    to  12/31/2006       18.420972        21.120822        6,898.2604
  01/01/2007    to  12/31/2007       21.120822        20.026565        6,180.9406
  01/01/2008    to  12/31/2008       20.026565        12.115344       10,431.6315
  01/01/2009    to  12/31/2009       12.115344        13.459989        5,834.8300
  01/01/2010    to  12/31/2010       13.459989        16.081509        4,889.6614
  01/01/2011    to  12/31/2011       16.081509        16.706638        4,359.9331
============   ==== ==========       =========        =========      ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.928274            9.3762
  01/01/2002    to  12/31/2002       10.928274        11.641311       22,900.5768
  01/01/2003    to  12/31/2003       11.641311        12.619650       70,615.0232
  01/01/2004    to  04/30/2004       12.619650        12.580464       76,051.1548
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452        11.989635      196,908.9803
  01/01/2005    to  12/31/2005       11.989635        12.552755      246,302.6888
  01/01/2006    to  12/31/2006       12.552755        13.952471      439,265.1349
  01/01/2007    to  12/31/2007       13.952471        15.000316      264,461.4917
  01/01/2008    to  12/31/2008       15.000316         8.565889      235,877.1157
  01/01/2009    to  12/31/2009        8.565889        12.063953      196,474.3600
  01/01/2010    to  12/31/2010       12.063953        13.867398      197,226.7222
  01/01/2011    to  12/31/2011       13.867398        13.472232      165,852.1545
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.955671           47.2347
  01/01/2002    to  12/31/2002       11.955671         7.786244        4,241.8704
  01/01/2003    to  12/31/2003        7.786244         9.961475        7,143.0773
  01/01/2004    to  04/30/2004        9.961475        10.161706       10,556.7130
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.598422           63.8145
  01/01/2002    to  12/31/2002       12.598422         8.646314        7,688.8173
  01/01/2003    to  12/31/2003        8.646314        11.283815       73,491.2064
  01/01/2004    to  12/31/2004       11.283815        11.456686      386,924.7337
  01/01/2005    to  12/31/2005       11.456686        11.901724      457,872.5966
  01/01/2006    to  04/30/2006       11.901724        12.428190      470,788.2910
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.565882        15.987986            0.0000
  01/01/2008    to  12/31/2008       15.987986        10.044058            0.0000
  01/01/2009    to  12/31/2009       10.044058        13.743308            0.0000
  01/01/2010    to  12/31/2010       13.743308        18.254617            0.0000
  01/01/2011    to  12/31/2011       18.254617        18.292408            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  04/10/2001    to  12/31/2001        9.865125         9.571151           10.1367
  01/01/2002    to  12/31/2002        9.571151         6.270096        4,347.8443
  01/01/2003    to  12/31/2003        6.270096         8.207621        4,317.2510
  01/01/2004    to  12/31/2004        8.207621         8.971822        4,301.5761
  01/01/2005    to  12/31/2005        8.971822         9.458814        4,285.7918
  01/01/2006    to  12/31/2006        9.458814         9.804220        3,858.0911
  01/01/2007    to  04/27/2007        9.804220        10.497292            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977        13.045836       51,187.0631
  01/01/2005    to  12/31/2005       13.045836        14.222221       53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166       51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804       44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323       39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095       39,050.9400
  01/01/2010    to  12/31/2010       13.394095        17.759636       33,415.7570
  01/01/2011    to  12/31/2011       17.759636        17.740102       33,114.5954
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.184460        3,991.9892
  01/01/2002    to  12/31/2002       12.184460         8.555648       21,382.9036
  01/01/2003    to  12/31/2003        8.555648        11.561812       37,584.6195
  01/01/2004    to  04/30/2004       11.561812        11.773691       54,491.8815
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.393302        19.479977       30,761.2121
  01/01/2005    to  12/31/2005       19.479977        19.672551       28,192.4281
  01/01/2006    to  12/31/2006       19.672551        20.305478       24,285.4613
  01/01/2007    to  12/31/2007       20.305478        20.731972       21,314.2674
  01/01/2008    to  12/31/2008       20.731972        17.304856       17,207.4943
  01/01/2009    to  12/31/2009       17.304856        22.472961       12,661.3200
  01/01/2010    to  12/31/2010       22.472961        24.883441        9,884.7482
  01/01/2011    to  12/31/2011       24.883441        25.931410       11,094.4543
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112         9.942579           10.1904
  01/01/2002    to  12/31/2002        9.942579         9.673140        3,931.7479
  01/01/2003    to  12/31/2003        9.673140        11.708885       23,768.3956
  01/01/2004    to  12/31/2004       11.708885        12.630823       16,608.5819
  01/01/2005    to  12/31/2005       12.630823        12.950182       65,855.7978
  01/01/2006    to  12/31/2006       12.950182        13.912621       64,547.8404
  01/01/2007    to  12/31/2007       13.912621        14.178129       36,121.6125
  01/01/2008    to  12/31/2008       14.178129        10.677524       32,164.1754
  01/01/2009    to  12/31/2009       10.677524        14.746539       37,667.1000
  01/01/2010    to  12/31/2010       14.746539        16.620034       29,989.7769
  01/01/2011    to  12/31/2011       16.620034        16.911548       28,617.1458
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695        11.335672        8,828.0506
  01/01/2002    to  12/31/2002       11.335672        11.949116       65,726.2174
  01/01/2003    to  12/31/2003       11.949116        12.041860      123,399.5458
  01/01/2004    to  12/31/2004       12.041860        12.073754      100,591.1866
  01/01/2005    to  12/31/2005       12.073754        12.009040      114,722.2043
  01/01/2006    to  12/31/2006       12.009040        12.295196      114,992.1634
  01/01/2007    to  12/31/2007       12.295196        12.997692      109,777.0478
  01/01/2008    to  12/31/2008       12.997692        12.743783      102,277.4874
  01/01/2009    to  12/31/2009       12.743783        14.219242       95,295.5800
  01/01/2010    to  12/31/2010       14.219242        14.741016       94,650.3432
  01/01/2011    to  12/31/2011       14.741016        14.675744       78,811.2102
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710         8.100489           12.2418
  01/01/2002    to  12/31/2002        8.100489         6.363091        1,234.3747
  01/01/2003    to  12/31/2003        6.363091         8.168666        5,315.6559
  01/01/2004    to  12/31/2004        8.168666         8.912156       10,206.3918
  01/01/2005    to  12/31/2005        8.912156         9.081567        6,964.3199
  01/01/2006    to  12/31/2006        9.081567        10.274596        2,922.1691
  01/01/2007    to  12/31/2007       10.274596        10.809378        2,418.9539
  01/01/2008    to  12/31/2008       10.809378         6.105623        2,139.2563
  01/01/2009    to  07/17/2009        6.105623         6.068471            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.280565        12.772985            0.0000
  01/01/2011    to  12/31/2011       12.772985        11.937626          198.0970
============   ==== ==========       =========        =========       ===========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.886743        11.024422        1,036.3662
  01/01/2002    to  12/31/2002       11.024422         7.533023        4,518.5109
  01/01/2003    to  12/31/2003        7.533023         9.877193        4,661.6988
  01/01/2004    to  12/31/2004        9.877193        11.534411        4,550.3927
  01/01/2005    to  12/31/2005       11.534411        12.737341        3,528.4884
  01/01/2006    to  12/31/2006       12.737341        13.225713        3,019.0467
  01/01/2007    to  12/31/2007       13.225713        13.517219            0.0000
  01/01/2008    to  12/31/2008       13.517219         7.247051            0.0000
  01/01/2009    to  12/31/2009        7.247051         9.900467            0.0000
  01/01/2010    to  09/24/2010        9.900467        11.319005            0.0000
============   ==== ==========       =========        =========       ===========
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539        12.229458          142.6900
  01/01/2002    to  12/31/2002       12.229458        13.010875        7,620.9331
  01/01/2003    to  12/31/2003       13.010875        13.099938        6,908.9301
  01/01/2004    to  12/31/2004       13.099938        13.381848        5,804.7805
  01/01/2005    to  12/31/2005       13.381848        13.515712        5,891.0229
  01/01/2006    to  12/31/2006       13.515712        13.862424        6,087.5486
  01/01/2007    to  12/31/2007       13.862424        14.460341        2,365.4901
  01/01/2008    to  12/31/2008       14.460341        14.939991        2,142.4909
  01/01/2009    to  12/31/2009       14.939991        15.898552        2,022.1400
  01/01/2010    to  12/31/2010       15.898552        16.689411        1,126.9916
  01/01/2011    to  12/31/2011       16.689411        17.660159        1,215.1862
============   ==== ==========       =========        =========       ===========

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.776010         7.674018        1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737        1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114        1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773          936,437.0345
============   ==== ==========       =========        =========       ===============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.312117          206,323.8684
  01/01/2007    to  12/31/2007       10.312117        11.045193          566,449.1321
  01/01/2008    to  11/07/2008       11.045193         6.689933                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.416890         8.364141       10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112       10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410        9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794        9,159,590.7551
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.198171          905,699.0692
  01/01/2007    to  12/31/2007       10.198171        10.685165        2,079,619.8562
  01/01/2008    to  11/07/2008       10.685165         7.345216                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.610312        11.123726          823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009        1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519        2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254        2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937        2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477        2,115,155.9229
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.122077         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585       11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407       10,438,656.6604
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.234454          924,036.5004
  01/01/2007    to  12/31/2007       10.234454        10.876657        1,685,044.0214
  01/01/2008    to  11/07/2008       10.876657         6.934392                0.0000
============   ==== ==========       =========        =========       ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.020400        11.568201        2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278        3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057        3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096        3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052        3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405        3,935,094.1230
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH (SERIES I)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       10.460362         9.535727       21,294.4654
  01/01/2002    to  12/31/2002        9.535727         7.909335       27,774.5292
  01/01/2003    to  12/31/2003        7.909335        10.041034       25,052.4888
  01/01/2004    to  12/31/2004       10.041034        12.247186       27,255.5591
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
  01/01/2010    to  12/31/2010       15.774029        17.511963       14,011.0783
  01/01/2011    to  12/31/2011       17.511963        16.064605       13,543.8777
============   ==== ==========       =========        =========      ============
INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002        9.680874         7.894540          616.0323
  01/01/2003    to  12/31/2003        7.894540         9.986198          605.7027
  01/01/2004    to  12/31/2004        9.986198        12.150742        2,567.6693
  01/01/2005    to  12/31/2005       12.150742        14.068404       54,617.4258
  01/01/2006    to  12/31/2006       14.068404        17.697268       73,302.3844
  01/01/2007    to  12/31/2007       17.697268        19.914851       53,030.3550
  01/01/2008    to  12/31/2008       19.914851        11.648988       27,488.8165
  01/01/2009    to  12/31/2009       11.648988        15.458740       29,294.3300
  01/01/2010    to  12/31/2010       15.458740        17.123148       33,580.8300
  01/01/2011    to  12/31/2011       17.123148        15.665702       28,467.8445
============   ==== ==========       =========        =========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.122980       11,590.6732
  01/01/2002    to  12/31/2002       11.122980         9.064194       72,974.8240
  01/01/2003    to  12/31/2003        9.064194        11.593342       86,532.5042
  01/01/2004    to  12/31/2004       11.593342        12.684101      111,559.6663
  01/01/2005    to  12/31/2005       12.684101        13.172154      110,525.0374
  01/01/2006    to  12/31/2006       13.172154        15.539467      103,197.5894
  01/01/2007    to  12/31/2007       15.539467        15.478270       89,206.9095
  01/01/2008    to  12/31/2008       15.478270         8.706088       59,696.4490
  01/01/2009    to  12/31/2009        8.706088        11.122735       55,908.4700
  01/01/2010    to  12/31/2010       11.122735        12.572917       47,180.2091
  01/01/2011    to  12/31/2011       12.572917        12.448567       39,894.4089
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.901506       39,277.3430
  01/01/2002    to  12/31/2002        8.901506         7.130450       77,052.7594
  01/01/2003    to  12/31/2003        7.130450         9.273224      128,520.8928
  01/01/2004    to  12/31/2004        9.273224        10.811123      395,172.7968
  01/01/2005    to  12/31/2005       10.811123        11.716144      545,087.2610
  01/01/2006    to  12/31/2006       11.716144        13.996535      522,118.4870
  01/01/2007    to  12/31/2007       13.996535        15.894176      307,514.3107
  01/01/2008    to  12/31/2008       15.894176         9.320644      240,638.8416
  01/01/2009    to  12/31/2009        9.320644        12.564228      247,392.2000
  01/01/2010    to  12/31/2010       12.564228        13.397728      250,146.9904
  01/01/2011    to  12/31/2011       13.397728        11.777274      200,705.6958
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133        11.711380       17,020.3167
  01/01/2002    to  04/25/2002       11.711380        11.674340            0.0000
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921         4.252165       20,374.6747
  01/01/2002    to  04/25/2002        4.252165         3.432803            0.0000
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.035907         6.999592      262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173      293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637      437,715.0320
  01/01/2011    to  12/31/2011        9.823637         9.457635      619,858.7223
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.441263         6.348852      301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726      348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994      362,485.6331
  01/01/2011    to  12/31/2011        9.343994         8.756372      392,835.4769
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.640462         7.672156      185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251      227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374      281,795.4560
  01/01/2011    to  12/31/2011       10.067374         9.921913      303,799.5328
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.455514        14.277527        535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711        431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793        318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596        283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998        264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858        235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028        215,937.4181
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045735        10.174973        150,995.3732
  01/01/2002    to  12/31/2002       10.174973        10.239382        296,070.9198
  01/01/2003    to  12/31/2003       10.239382        14.002497        339,844.2872
  01/01/2004    to  12/31/2004       14.002497        18.631496        306,186.7615
  01/01/2005    to  04/30/2005       18.631496        17.854757            272.9518
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.324007        12.863783        950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465        777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081        623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270        522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996        494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993        430,112.0260
  01/01/2011    to  12/31/2011       15.540993        15.121905        381,242.4072
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.026828        290,769.1364
  01/01/2002    to  12/31/2002        8.026828         5.384463        661,985.1545
  01/01/2003    to  12/31/2003        5.384463         7.067084        798,194.4974
  01/01/2004    to  12/31/2004        7.067084         7.382727        891,109.7242
  01/01/2005    to  04/30/2005        7.382727         6.334705            196.7287
============   ==== ==========       =========        =========      ==============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.744148        399,730.5584
  01/01/2002    to  12/31/2002       12.744148         8.669262        862,702.7736
  01/01/2003    to  12/31/2003        8.669262        10.520105      1,059,865.2306
  01/01/2004    to  04/30/2004       10.520105        10.404342      1,082,364.4160
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.108764          51,957.5673
  01/01/2002    to  12/31/2002       17.108764        12.601558          61,368.8820
  01/01/2003    to  04/25/2003       12.601558        13.079856          63,079.0136
============   ==== ==========       =========        =========       ==============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.493282          13,199.5909
  01/01/2002    to  12/31/2002       10.493282         8.616959          28,055.7635
  01/01/2003    to  04/25/2003        8.616959         8.365912          28,085.5700
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.432213        15.440795         309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413         281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418         255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624         215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208         200,774.4400
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.234792          19,151.7733
  01/01/2002    to  12/31/2002       14.234792        11.034466          26,356.4036
  01/01/2003    to  12/31/2003       11.034466        13.923398          29,137.8876
  01/01/2004    to  12/31/2004       13.923398        16.204999          27,032.2201
  01/01/2005    to  12/31/2005       16.204999        17.500594          24,012.1791
  01/01/2006    to  12/31/2006       17.500594        19.731732          23,215.6881
  01/01/2007    to  04/27/2007       19.731732        21.433748               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.553140         7.110320       2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320         7.943847       1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353       1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216       1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841       1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174       1,124,474.5500
  01/01/2010    to  12/31/2010        6.055174         7.372926         962,269.7439
  01/01/2011    to  12/31/2011        7.372926         7.488041         959,691.6583
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON
VALUE EQUITY
 SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.404063        11.135542        274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387        214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138        213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944        197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246        197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES FUND,
 INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.272157        154,240.0671
  01/01/2003    to  12/31/2003        8.272157         9.888863        320,486.8723
  01/01/2004    to  12/31/2004        9.888863        10.813315        301,118.6436
  01/01/2005    to  12/31/2005       10.813315        11.370986        275,435.2714
  01/01/2006    to  04/30/2006       11.370986        11.874667        267,085.5308
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.930635        16.959364         31,597.2726
  01/01/2005    to  12/31/2005       16.959364        16.984334         27,004.0732
  01/01/2006    to  12/31/2006       16.984334        18.270268         22,350.7028
  01/01/2007    to  12/31/2007       18.270268        19.200437         19,911.6651
  01/01/2008    to  12/31/2008       19.200437        15.410505         13,362.8786
  01/01/2009    to  12/31/2009       15.410505        20.785684         11,310.6300
  01/01/2010    to  12/31/2010       20.785684        23.139782          9,363.8038
  01/01/2011    to  12/31/2011       23.139782        23.860480          9,263.6296
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366         7.381925         84,931.8426
  01/01/2002    to  12/31/2002        7.381925         7.167015         83,645.6305
  01/01/2003    to  12/31/2003        7.167015         8.814799         63,811.3341
  01/01/2004    to  04/30/2004        8.814799         8.943022         62,869.7588
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185        13.951241        211,867.7916
  01/01/2002    to  12/31/2002       13.951241        13.644245        961,841.5750
  01/01/2003    to  12/31/2003       13.644245        15.992320      1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320        17.014558      1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823      1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141      1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056      1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076        875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701        788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466        714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333        631,248.8694
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  04/10/2001    to  12/31/2001        9.733531         9.522312         77,463.7747
  01/01/2002    to  12/31/2002        9.522312         9.584415        266,220.3470
  01/01/2003    to  12/31/2003        9.584415        11.096348        361,481.0170
  01/01/2004    to  12/31/2004       11.096348        11.877216        378,486.6547
  01/01/2005    to  04/30/2005       11.877216        11.489750            152.8616
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000         9.009707            457.2833
  01/01/2002    to  12/31/2002        9.009707         9.154638            455.0031
  01/01/2003    to  12/31/2003        9.154638        11.414125         12,786.9768
  01/01/2004    to  12/31/2004       11.414125        12.280336          2,487.4636
  01/01/2005    to  04/30/2005       12.280336        11.800348              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.587451         51,773.1277
  01/01/2002    to  12/31/2002       10.587451         7.379656         91,642.5240
  01/01/2003    to  04/25/2003        7.379656         7.487776         88,546.9313
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.107837        23.431176        107,578.0760
  01/01/2005    to  12/31/2005       23.431176        24.956952         88,530.1878
  01/01/2006    to  12/31/2006       24.956952        27.616698         74,991.5946
  01/01/2007    to  12/31/2007       27.616698        27.406091         59,908.4972
  01/01/2008    to  12/31/2008       27.406091        16.535340         50,553.2354
  01/01/2009    to  12/31/2009       16.535340        20.633495         49,173.8200
  01/01/2010    to  12/31/2010       20.633495        25.541466         42,359.7678
  01/01/2011    to  12/31/2011       25.541466        24.254762         36,917.9096
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556        12.406758        165,084.8047
  01/01/2002    to  12/31/2002       12.406758        10.663385        244,273.4377
  01/01/2003    to  12/31/2003       10.663385        13.526526        227,492.8274
  01/01/2004    to  04/30/2004       13.526526        13.940191        197,392.8790
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.425201        180,685.9894
  01/01/2002    to  12/31/2002       17.425201        15.497327        409,606.1774
  01/01/2003    to  12/31/2003       15.497327        19.188657        530,189.8002
  01/01/2004    to  12/31/2004       19.188657        23.498662        726,395.0754
  01/01/2005    to  12/31/2005       23.498662        24.975286        819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940        756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055        637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493        100,515.5377
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056         6.148147        299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171        519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597        536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069        323,403.4527
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.964671        158,655.9273
  01/01/2002    to  12/31/2002        6.964671         6.840593        292,223.6627
  01/01/2003    to  12/31/2003        6.840593        10.294514        332,278.8324
  01/01/2004    to  12/31/2004       10.294514        12.627869        352,767.1439
  01/01/2005    to  12/31/2005       12.627869        15.828910        360,961.3270
  01/01/2006    to  12/31/2006       15.828910        19.944302        293,553.0337
  01/01/2007    to  12/31/2007       19.944302        25.262878        192,494.2104
  01/01/2008    to  04/25/2008       25.262878        22.978574              0.0000
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.720365        11.158321           6,472.6220
  01/01/2005    to  12/31/2005       11.158321        12.817041           5,064.6875
  01/01/2006    to  12/31/2006       12.817041        16.000859           4,278.6032
  01/01/2007    to  12/31/2007       16.000859        17.878636           3,667.9659
  01/01/2008    to  12/31/2008       17.878636        10.154203             790.5610
  01/01/2009    to  12/31/2009       10.154203        13.177333             767.3300
  01/01/2010    to  12/31/2010       13.177333        14.472429             561.3400
  01/01/2011    to  12/31/2011       14.472429        12.750029             567.7788
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151         7.174500           4,384.1230
  01/01/2002    to  12/31/2002        7.174500         5.619310           4,670.5398
  01/01/2003    to  12/31/2003        5.619310         6.882211           3,922.6016
  01/01/2004    to  04/30/2004        6.882211         6.946122           4,282.1728
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669        10.279624              28.7697
  01/01/2002    to  12/31/2002       10.279624         8.395837             133.4181
  01/01/2003    to  12/31/2003        8.395837        11.958008             114.3940
  01/01/2004    to  04/30/2004       11.958008        12.007714             114.3940
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464         9.723017           5,255.1184
  01/01/2002    to  12/31/2002        9.723017         7.810082           5,202.0847
  01/01/2003    to  12/31/2003        7.810082        10.408896           4,606.6471
  01/01/2004    to  04/30/2004       10.408896        10.155880           5,809.5914
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526         8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799         7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874         9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
============   ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.705998        4,815.0888
  01/01/2002    to  12/31/2002        9.705998         8.245550        8,747.7535
  01/01/2003    to  12/31/2003        8.245550        10.804180        8,424.5483
  01/01/2004    to  04/30/2004       10.804180        10.705111        5,358.2944
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299        12.908230      228,138.0493
  01/01/2002    to  12/31/2002       12.908230        10.453331      500,054.1756
  01/01/2003    to  12/31/2003       10.453331        13.215719      583,107.0148
  01/01/2004    to  12/31/2004       13.215719        15.104135      410,803.3479
  01/01/2005    to  04/30/2005       15.104135        14.657833          490.1258
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525         6.118329      132,703.4185
  01/01/2002    to  12/31/2002        6.118329         4.897527      279,832.6457
  01/01/2003    to  12/31/2003        4.897527         6.143105      298,709.2600
  01/01/2004    to  04/30/2004        6.143105         6.240635      256,227.2231
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.802984      103,222.3907
  01/01/2002    to  12/31/2002        8.802984         6.544880      261,933.6938
  01/01/2003    to  12/31/2003        6.544880         8.736494      335,535.6865
  01/01/2004    to  12/31/2004        8.736494         9.662589      328,427.4924
  01/01/2005    to  12/31/2005        9.662589         9.940352      312,261.9803
  01/01/2006    to  12/31/2006        9.940352        10.596585      294,259.9442
  01/01/2007    to  12/31/2007       10.596585        12.869538      259,720.8437
  01/01/2008    to  12/31/2008       12.869538         6.740158      216,898.3079
  01/01/2009    to  12/31/2009        6.740158        10.426948      204,011.0200
  01/01/2010    to  12/31/2010       10.426948        13.547381      226,159.9724
  01/01/2011    to  12/31/2011       13.547381        12.403682      192,479.8321
============   ==== ==========       =========        =========      ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.808000         8.277517        2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517         8.526290        1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889        1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899        1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779        1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579        1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676        1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229          875,468.2427
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879         8.816609          247,377.6617
  01/01/2002    to  12/31/2002        8.816609         7.207355          502,246.9635
  01/01/2003    to  12/31/2003        7.207355         8.566070          487,970.7247
  01/01/2004    to  04/30/2004        8.566070         8.601707          433,377.3997
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154         7.854776           19,534.0571
  01/01/2002    to  12/31/2002        7.854776         5.970450           19,065.6201
  01/01/2003    to  12/31/2003        5.970450         7.241893           19,705.1128
  01/01/2004    to  04/30/2004        7.241893         7.147694           19,705.1128
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005        10.818288           23,995.3125
  01/01/2002    to  12/31/2002       10.818288         8.010563           30,809.9421
  01/01/2003    to  12/31/2003        8.010563         9.799582           30,084.2724
  01/01/2004    to  04/30/2004        9.799582         9.976867           29,855.9158
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038        10.515687           72,154.0372
  01/01/2002    to  12/31/2002       10.515687        11.304919        2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919        11.598744        3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744        11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264        2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346        1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943        1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440        1,653,302.6824
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.377050        145,492.1584
  01/01/2002    to  12/31/2002       13.377050        14.288890        296,580.0861
  01/01/2003    to  12/31/2003       14.288890        14.583206        387,732.3768
  01/01/2004    to  11/19/2004       14.583206        14.930708        434,416.9639
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  04/10/2001    to  12/31/2001       10.990799        11.471803        279,978.2282
  01/01/2002    to  12/31/2002       11.471803        12.308845        495,189.8313
  01/01/2003    to  12/31/2003       12.308845        12.719587        450,359.3232
  01/01/2004    to  12/31/2004       12.719587        13.117550        430,499.3373
  01/01/2005    to  12/31/2005       13.117550        13.220032        359,512.0677
  01/01/2006    to  12/31/2006       13.220032        13.505156        302,257.5079
  01/01/2007    to  12/31/2007       13.505156        14.446339        243,062.7124
  01/01/2008    to  12/31/2008       14.446339        14.890614        149,351.8435
  01/01/2009    to  05/01/2009       14.890614        15.382678              0.0000
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564        219,658.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926        193,556.9963
  01/01/2011    to  12/31/2011       17.999926        16.843308        179,021.9674
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.803262        123,611.0320
  01/01/2003    to  12/31/2003        7.803262        10.549879        281,063.6073
  01/01/2004    to  12/31/2004       10.549879        11.311583        480,706.5590
  01/01/2005    to  12/31/2005       11.311583        11.739347        526,151.6279
  01/01/2006    to  12/31/2006       11.739347        12.683378        447,355.9250
  01/01/2007    to  12/31/2007       12.683378        12.434415        656,291.1625
  01/01/2008    to  12/31/2008       12.434415         7.288546        568,911.4393
  01/01/2009    to  05/01/2009        7.288546         7.200696              0.0000
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620        15.688912         49,822.4695
  01/01/2002    to  12/31/2002       15.688912        11.446361         85,618.1983
  01/01/2003    to  12/31/2003       11.446361        14.997217         86,194.3312
  01/01/2004    to  11/19/2004       14.997217        16.110947         75,748.8035
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS
(Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498        10.324448        233,408.5599
  01/01/2002    to  12/31/2002       10.324448         8.007075        444,804.5650
  01/01/2003    to  12/31/2003        8.007075         9.595958        454,159.8318
  01/01/2004    to  12/31/2004        9.595958        10.488555        345,909.6572
  01/01/2005    to  12/31/2005       10.488555        11.042024        295,259.3803
  01/01/2006    to  12/31/2006       11.042024        12.240458        256,459.4396
  01/01/2007    to  04/27/2007       12.240458        12.938045              0.0000
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.123720         61,392.6747
  01/01/2006    to  12/31/2006       10.123720        11.126248        240,308.1896
  01/01/2007    to  12/31/2007       11.126248        11.534018        516,594.7209
  01/01/2008    to  12/31/2008       11.534018         8.501714        544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805        516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272        560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321        522,587.2322
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.161869         15,946.1925
  01/01/2006    to  12/31/2006       10.161869        11.380262        149,556.1052
  01/01/2007    to  12/31/2007       11.380262        11.821958        212,240.7929
  01/01/2008    to  12/31/2008       11.821958         7.794369        186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       41.872288        46.389254        211,274.3363
  01/01/2005    to  12/31/2005       46.389254        47.309714        191,057.9232
  01/01/2006    to  12/31/2006       47.309714        54.926993        158,234.1416
  01/01/2007    to  12/31/2007       54.926993        56.191616        131,311.4828
  01/01/2008    to  12/31/2008       56.191616        35.265632        108,537.9079
  01/01/2009    to  12/31/2009       35.265632        41.166141        102,178.2400
  01/01/2010    to  12/31/2010       41.166141        47.509158         92,859.0254
  01/01/2011    to  12/31/2011       47.509158        44.972368         81,906.1511
============   ==== ==========       =========        =========        ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       39.909345        41.312239        333,795.0812
   01/01/2002                             to  12/31/2002       41.312239        33.272684      1,033,883.0189
   01/01/2003                             to  12/31/2003       33.272684        42.786777      1,593,251.7660
   01/01/2004                             to  12/31/2004       42.786777        47.407274      1,462,636.7260
   01/01/2005                             to  12/31/2005       47.407274        48.215337      1,315,097.2795
   01/01/2006                             to  12/31/2006       48.215337        55.863563      1,186,099.7281
   01/01/2007                             to  12/31/2007       55.863563        56.989263      1,028,082.7548
   01/01/2008                             to  12/31/2008       56.989263        35.688706        874,903.2880
   01/01/2009                             to  12/31/2009       35.688706        41.561455        782,558.3000
   01/01/2010                             to  12/31/2010       41.561455        47.839303        706,253.3098
   01/01/2011                             to  12/31/2011       47.839303        45.170832        618,072.9799
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241        12.130840        179,253.1161
   01/01/2002                             to  12/31/2002       12.130840         8.321485        242,304.1611
   01/01/2003                             to  12/31/2003        8.321485        10.238325        208,747.0262
   01/01/2004                             to  04/30/2004       10.238325        10.042015        211,777.1345
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.268891         8.208521        495,709.9374
   01/01/2002                             to  12/31/2002        8.208521         6.510021      1,145,681.8883
   01/01/2003                             to  12/31/2003        6.510021         8.283229      1,186,442.1321
   01/01/2004                             to  04/30/2004        8.283229         8.355039      1,063,397.0590
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172         8.641278          4,024.4644
   01/01/2002                             to  12/31/2002        8.641278         7.535981          6,139.1494
   01/01/2003                             to  12/31/2003        7.535981         9.218508          5,659.6312
   01/01/2004                             to  04/30/2004        9.218508         9.388724          5,651.5873
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.803813         8.303774          7,715.2654
   01/01/2003                             to  12/31/2003        8.303774        10.196100          8,331.5277
   01/01/2004                             to  04/30/2004       10.196100         9.989902          8,449.0272
=============                            ==== ==========       =========        =========      ==============

                                   1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         9.959547        6,630.7128
   01/01/2002                             to  12/31/2002        9.959547         8.527764       23,042.3542
   01/01/2003                             to  12/31/2003        8.527764        10.775679       23,811.8202
   01/01/2004                             to  04/30/2004       10.775679        10.794246       23,062.0805
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY (FRANKLIN TEMPLETON)
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464        12.210438      283,891.4512
   01/01/2002                             to  12/31/2002       12.210438        10.591865      438,433.3442
   01/01/2003                             to  12/31/2003       10.591865        13.038724      457,398.9074
   01/01/2004                             to  04/30/2004       13.038724        13.238207      408,778.6238
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT NEW
 VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       12.663647        12.740689        9,525.5606
   01/01/2002                             to  12/31/2002       12.740689        10.576546       39,862.9040
   01/01/2003                             to  12/31/2003       10.576546        13.782424       13,815.1877
   01/01/2004                             to  04/30/2004       13.782424        13.855810       10,565.4301
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       11.579412        11.202545       21,753.2700
   01/01/2002                             to  12/31/2002       11.202545         8.926812       22,603.5346
   01/01/2003                             to  12/31/2003        8.926812        11.185167       21,303.3222
   01/01/2004                             to  12/31/2004       11.185167        12.224123       40,084.3715
   01/01/2005                             to  12/31/2005       12.224123        12.653328       44,117.6739
   01/01/2006                             to  12/31/2006       12.653328        14.427259       39,337.2097
   01/01/2007                             to  12/31/2007       14.427259        13.332933       35,811.4851
   01/01/2008                             to  12/31/2008       13.332933         8.039124       39,496.6097
   01/01/2009                             to  12/31/2009        8.039124        10.264969       31,285.0300
   01/01/2010                             to  04/30/2010       10.264969        10.957935            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.285491         7.122789        490,111.7668
  01/01/2005    to  12/31/2005        7.122789         8.048401        407,960.8926
  01/01/2006    to  12/31/2006        8.048401         8.436668        323,670.0621
  01/01/2007    to  12/31/2007        8.436668         9.779413        252,933.1013
  01/01/2008    to  12/31/2008        9.779413         5.807257        203,697.7265
  01/01/2009    to  12/31/2009        5.807257         8.331240        180,801.6200
  01/01/2010    to  12/31/2010        8.331240        10.495637        153,989.1572
  01/01/2011    to  12/31/2011       10.495637        10.179898        133,379.7981
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457         7.188752        283,383.3877
  01/01/2002    to  12/31/2002        7.188752         4.815363        645,868.9467
  01/01/2003    to  12/31/2003        4.815363         6.528193        650,219.2445
  01/01/2004    to  04/30/2004        6.528193         6.658396        575,384.4424
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046         8.220557        107,325.0956
  01/01/2002    to  12/31/2002        8.220557         4.525032        874,509.3435
  01/01/2003    to  12/31/2003        4.525032         6.081870      2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870         7.048322      1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279        837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490        733,821.4112
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.084961        17.864943          6,383.4048
  01/01/2006    to  12/31/2006       17.864943        19.925290          6,111.0118
  01/01/2007    to  12/31/2007       19.925290        19.049914          5,605.2946
  01/01/2008    to  12/31/2008       19.049914        13.174208          2,549.2727
  01/01/2009    to  12/31/2009       13.174208        16.433678            958.7000
  01/01/2010    to  12/31/2010       16.433678        19.421587            968.3948
  01/01/2011    to  12/31/2011       19.421587        17.442776            957.9818
============   ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468        10.561257        7,698.6500
  01/01/2002    to  12/31/2002       10.561257         9.209199       14,806.3978
  01/01/2003    to  12/31/2003        9.209199        12.866057        9,260.6915
  01/01/2004    to  12/31/2004       12.866057        15.948792        8,158.9213
  01/01/2005    to  04/30/2005       15.948792        14.967683            0.0000
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.927402        14.226210      749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130      675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664      622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385      554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161      453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955      437,967.3100
  01/01/2010    to  12/31/2010       14.726955        17.368472      409,640.4970
  01/01/2011    to  12/31/2011       17.368472        15.549747      357,783.6433
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.077159        3,453.9341
  01/01/2002    to  12/31/2002       11.077159        10.201433       32,437.8880
  01/01/2003    to  12/31/2003       10.201433        14.138051       25,428.8304
  01/01/2004    to  04/30/2004       14.138051        14.324158       24,789.3422
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340      233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126      432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048      396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589      344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134      353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246      335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209      308,485.8477
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.601949       54,003.9453
  01/01/2004    to  12/31/2004       12.601949        14.623726       52,425.3828
  01/01/2005    to  12/31/2005       14.623726        16.914945       52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940       40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031       35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951       33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846       44,030.8400
  01/01/2010    to  12/31/2010       13.765846        14.469721       40,591.6019
  01/01/2011    to  12/31/2011       14.469721        11.367781       41,896.5184
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       42.373547        42.523806        4,676.0046
  01/01/2005    to  12/31/2005       42.523806        42.731058       63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618       89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270       36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853       29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072       32,262.9300
  01/01/2010    to  12/31/2010       46.450072        49.376805       35,378.6806
  01/01/2011    to  12/31/2011       49.376805        51.632937       32,925.3476
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.705852        10.960381       55,634.4600
  01/01/2010    to  12/31/2010       10.960381        12.917949       54,656.9177
  01/01/2011    to  12/31/2011       12.917949        11.570182       44,822.6028
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  05/01/2006    to  12/31/2006       14.550900        14.361373            0.0000
  01/01/2007    to  12/31/2007       14.361373        15.808790       80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631       57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       14.869055        15.514252       11,524.1754
  01/01/2008    to  12/31/2008       15.514252         8.740830        8,953.9659
  01/01/2009    to  05/01/2009        8.740830         8.301682            0.0000
============   ==== ==========       =========        =========       ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2002    to  12/31/2002       10.472720         8.296190          18,702.1427
  01/01/2003    to  12/31/2003        8.296190        10.542031          21,317.6207
  01/01/2004    to  12/31/2004       10.542031        11.025703          13,578.1900
  01/01/2005    to  12/31/2005       11.025703        11.776177          13,942.5769
  01/01/2006    to  12/31/2006       11.776177        12.285730          13,899.8899
  01/01/2007    to  04/27/2007       12.285730        13.092370               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155       2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489       1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729         945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238       1,214,459.0350
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611        10.134443          77,162.0693
  01/01/2002    to  12/31/2002       10.134443        10.077868         745,567.9878
  01/01/2003    to  12/31/2003       10.077868         9.955999         890,691.6762
  01/01/2004    to  12/31/2004        9.955999         9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283           3,411.3696
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756        10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771         8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551        10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997        11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293       2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672       2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562       1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530       1,730,378.7213
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.593715        10.409513        892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.744763         9.666106          7,437.1852
  01/01/2005    to  12/31/2005        9.666106         9.925888        184,281.7557
  01/01/2006    to  12/31/2006        9.925888        10.712919        247,852.9500
  01/01/2007    to  12/31/2007       10.712919        10.991307        111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902         98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167         99,092.4000
  01/01/2010    to  12/31/2010        8.093167        10.456325         86,541.6251
  01/01/2011    to  12/31/2011       10.456325        10.567916         72,171.0379
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.162385        138,388.6558
  01/01/2002    to  12/31/2002       11.162385         8.305264        192,895.6692
  01/01/2003    to  12/31/2003        8.305264        10.581112        156,192.6422
  01/01/2004    to  12/31/2004       10.581112        11.097097        125,200.2882
  01/01/2005    to  12/31/2005       11.097097        11.880570        115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921        105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701              0.0000
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.797642        11.578333        515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585        414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452        357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648        320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283        308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983        289,250.9270
  01/01/2011    to  12/31/2011       11.670983        11.670447        267,489.2266
============   ==== ==========       =========        =========        ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.954140       27,710.5086
  01/01/2002    to  12/31/2002        7.954140         6.059699       49,141.0675
  01/01/2003    to  12/31/2003        6.059699         7.632826       47,615.3307
  01/01/2004    to  12/31/2004        7.632826         8.284811       41,094.4581
  01/01/2005    to  04/30/2005        8.284811         7.898384            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.809301            0.0000
  01/01/2004    to  04/30/2004       11.809301        12.015314           74.1117
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.957788        17.923294       28,204.3266
  01/01/2005    to  12/31/2005       17.923294        18.320153       29,885.8421
  01/01/2006    to  12/31/2006       18.320153        20.984296       20,210.7196
  01/01/2007    to  12/31/2007       20.984296        19.877108       16,536.7039
  01/01/2008    to  12/31/2008       19.877108        12.012838       27,608.9224
  01/01/2009    to  12/31/2009       12.012838        13.332755       13,333.3300
  01/01/2010    to  12/31/2010       13.332755        15.913589       14,994.4197
  01/01/2011    to  12/31/2011       15.913589        16.515701       10,739.4600
============   ==== ==========       =========        =========      ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.920347            9.3762
  01/01/2002    to  12/31/2002       10.920347        11.621240       25,420.0822
  01/01/2003    to  12/31/2003       11.621240        12.585301       31,167.3937
  01/01/2004    to  04/30/2004       12.585301        12.542098       31,983.6295
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845        11.916121      222,600.4184
  01/01/2005    to  12/31/2005       11.916121        12.463356      358,599.2107
  01/01/2006    to  12/31/2006       12.463356        13.839295      926,229.4134
  01/01/2007    to  12/31/2007       13.839295        14.863686      481,785.6339
  01/01/2008    to  12/31/2008       14.863686         8.479334      410,606.5430
  01/01/2009    to  12/31/2009        8.479334        11.930121      343,575.8300
  01/01/2010    to  12/31/2010       11.930121        13.699866      312,262.8290
  01/01/2011    to  12/31/2011       13.699866        13.296195      285,112.2405
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.946982       17,779.5545
  01/01/2002    to  12/31/2002       11.946982         7.772782       32,247.4836
  01/01/2003    to  12/31/2003        7.772782         9.934321       23,028.5224
  01/01/2004    to  04/30/2004        9.934321        10.130677       21,447.7052
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.589814       20,482.3310
  01/01/2002    to  12/31/2002       12.589814         8.631748       77,891.5610
  01/01/2003    to  12/31/2003        8.631748        11.253576      140,604.7296
  01/01/2004    to  12/31/2004       11.253576        11.414530      467,062.8871
  01/01/2005    to  12/31/2005       11.414530        11.846113      716,247.0255
  01/01/2006    to  04/30/2006       11.846113        12.366121      796,449.7342
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.408395        15.815606        1,886.9703
  01/01/2008    to  12/31/2008       15.815606         9.925778        1,881.7418
  01/01/2009    to  12/31/2009        9.925778        13.567889        1,878.8000
  01/01/2010    to  12/31/2010       13.567889        18.003627        1,849.0639
  01/01/2011    to  12/31/2011       18.003627        18.022898        1,837.5920
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  04/10/2001    to  12/31/2001        9.865125         9.564269        5,454.9319
  01/01/2002    to  12/31/2002        9.564269         6.259309        4,015.8607
  01/01/2003    to  12/31/2003        6.259309         8.185333        4,465.8474
  01/01/2004    to  12/31/2004        8.185333         8.938491        4,334.7752
  01/01/2005    to  12/31/2005        8.938491         9.414286        3,872.2733
  01/01/2006    to  12/31/2006        9.414286         9.748334        3,956.4057
  01/01/2007    to  04/27/2007        9.748334        10.434056            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383        12.943954       75,437.4466
  01/01/2005    to  12/31/2005       12.943954        14.097094       69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140       50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068       43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770       32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132       32,216.5000
  01/01/2010    to  12/31/2010       13.223132        17.515450       46,391.1798
  01/01/2011    to  12/31/2011       17.515450        17.478727       43,421.3853
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.175342       24,956.1260
  01/01/2002    to  12/31/2002       12.175342         8.540681       55,319.8510
  01/01/2003    to  12/31/2003        8.540681        11.530067       67,277.0956
  01/01/2004    to  04/30/2004       11.530067        11.737509       78,239.1365
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.219189        19.282790       26,862.4994
  01/01/2005    to  12/31/2005       19.282790        19.454003       27,228.1395
  01/01/2006    to  12/31/2006       19.454003        20.059883       25,891.2896
  01/01/2007    to  12/31/2007       20.059883        20.460637       33,844.4100
  01/01/2008    to  12/31/2008       20.460637        17.061250       26,564.4977
  01/01/2009    to  12/31/2009       17.061250        22.134480       24,385.9400
  01/01/2010    to  12/31/2010       22.134480        24.484167       12,910.3383
  01/01/2011    to  12/31/2011       24.484167        25.489891       13,051.1363
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112         9.935372        9,205.6617
  01/01/2002    to  12/31/2002        9.935372         9.656462       13,668.0906
  01/01/2003    to  12/31/2003        9.656462        11.677014       72,950.6550
  01/01/2004    to  12/31/2004       11.677014        12.583819       80,033.8788
  01/01/2005    to  12/31/2005       12.583819        12.889127      126,517.2656
  01/01/2006    to  12/31/2006       12.889127        13.833228      133,274.8406
  01/01/2007    to  12/31/2007       13.833228        14.083053       59,537.6737
  01/01/2008    to  12/31/2008       14.083053        10.595283       50,591.5852
  01/01/2009    to  12/31/2009       10.595283        14.618345       53,085.5300
  01/01/2010    to  12/31/2010       14.618345        16.459094       65,007.0651
  01/01/2011    to  12/31/2011       16.459094        16.731085       46,420.9273
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695        11.327448       14,805.8808
  01/01/2002    to  12/31/2002       11.327448        11.928507      100,630.8538
  01/01/2003    to  12/31/2003       11.928507        12.009083       68,521.7498
  01/01/2004    to  12/31/2004       12.009083        12.028821       81,468.5283
  01/01/2005    to  12/31/2005       12.028821        11.952419       85,716.4855
  01/01/2006    to  12/31/2006       11.952419        12.225028       72,170.0846
  01/01/2007    to  12/31/2007       12.225028        12.910528       74,654.0026
  01/01/2008    to  12/31/2008       12.910528        12.645635       69,826.3876
  01/01/2009    to  12/31/2009       12.645635        14.095632      159,588.9700
  01/01/2010    to  12/31/2010       14.095632        14.598266      176,379.8066
  01/01/2011    to  12/31/2011       14.598266        14.519137      141,459.0490
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710         8.094606        4,862.1503
  01/01/2002    to  12/31/2002        8.094606         6.352110       56,977.6730
  01/01/2003    to  12/31/2003        6.352110         8.146422       17,787.2976
  01/01/2004    to  12/31/2004        8.146422         8.878981       19,108.2152
  01/01/2005    to  12/31/2005        8.878981         9.038745       13,381.7611
  01/01/2006    to  12/31/2006        9.038745        10.215956       11,109.5334
  01/01/2007    to  12/31/2007       10.215956        10.736884       18,432.2007
  01/01/2008    to  12/31/2008       10.736884         6.058581       14,225.0516
  01/01/2009    to  07/17/2009        6.058581         6.018442            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.174176        12.649231        3,457.0728
  01/01/2011    to  12/31/2011       12.649231        11.810168        3,074.5142
============   ==== ==========       =========        =========       ===========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.886743        11.016404        3,976.3220
  01/01/2002    to  12/31/2002       11.016404         7.520003       15,387.7145
  01/01/2003    to  12/31/2003        7.520003         9.850282        8,360.3194
  01/01/2004    to  12/31/2004        9.850282        11.491458        7,327.6460
  01/01/2005    to  12/31/2005       11.491458        12.677266        5,493.5986
  01/01/2006    to  12/31/2006       12.677266        13.150210        6,023.3772
  01/01/2007    to  12/31/2007       13.150210        13.426542        5,062.0546
  01/01/2008    to  12/31/2008       13.426542         7.191196        4,142.9182
  01/01/2009    to  12/31/2009        7.191196         9.814337        3,066.5500
  01/01/2010    to  09/24/2010        9.814337        11.212345            0.0000
============   ==== ==========       =========        =========       ===========
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539        12.220680        9,196.0218
  01/01/2002    to  12/31/2002       12.220680        12.988538       32,631.7469
  01/01/2003    to  12/31/2003       12.988538        13.064372       23,281.6707
  01/01/2004    to  12/31/2004       13.064372        13.332140       18,618.0001
  01/01/2005    to  12/31/2005       13.332140        13.452082       13,049.7365
  01/01/2006    to  12/31/2006       13.452082        13.783408        7,236.5885
  01/01/2007    to  12/31/2007       13.783408        14.363468        6,263.1676
  01/01/2008    to  12/31/2008       14.363468        14.825033        5,500.6087
  01/01/2009    to  12/31/2009       14.825033        15.760454        4,675.2700
  01/01/2010    to  12/31/2010       15.760454        16.527907        4,880.6282
  01/01/2011    to  12/31/2011       16.527907        17.471830        2,717.5078
============   ==== ==========       =========        =========       ===========

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.744779         7.642126        1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104        1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466        1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647        1,475,021.8225
============   ==== ==========       =========        =========        ==============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.310734          619,084.2645
  01/01/2007    to  12/31/2007       10.310734        11.032615        1,742,070.9617
  01/01/2008    to  11/07/2008       11.032615         6.676587                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.383091         8.329388        7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679        6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788        6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161        5,911,435.3614
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.196803          966,996.9332
  01/01/2007    to  12/31/2007       10.196803        10.672997        3,077,273.9544
  01/01/2008    to  11/07/2008       10.672997         7.330569                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.594511        11.099798          639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424          812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871        1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781        1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368        1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859        1,125,532.9140
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.089458         8.003254        6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709        5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653        5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334        4,778,559.5779
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.233081          934,270.4072
  01/01/2007    to  12/31/2007       10.233081        10.864272        2,413,971.1083
  01/01/2008    to  11/07/2008       10.864272         6.920561                0.0000
============   ==== ==========       =========        =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.003990        11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129        2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651        2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073        2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086        2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922        2,225,206.7572
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       14.667996        17.275317               0.0000
  01/01/2005    to  12/31/2005       17.275317        19.981824           1,672.7500
  01/01/2006    to  12/31/2006       19.981824        25.110974           6,558.6946
  01/01/2007    to  12/31/2007       25.110974        28.229144           4,272.4482
  01/01/2008    to  12/31/2008       28.229144        16.495759           2,418.6140
  01/01/2009    to  12/31/2009       16.495759        21.868752           2,213.1400
  01/01/2010    to  12/31/2010       21.868752        24.199124           2,230.4325
  01/01/2011    to  12/31/2011       24.199124        22.117299           2,282.6826
============   ==== ==========       =========        =========       ==============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       45.141256        49.145328               0.0000
  01/01/2005    to  12/31/2005       49.145328        50.985461               0.0000
  01/01/2006    to  12/31/2006       50.985461        60.088685             189.8466
  01/01/2007    to  12/31/2007       60.088685        59.791878             180.8673
  01/01/2008    to  12/31/2008       59.791878        33.597410             171.9041
  01/01/2009    to  12/31/2009       33.597410        42.880498             159.8100
  01/01/2010    to  12/31/2010       42.880498        48.422852             247.8629
  01/01/2011    to  12/31/2011       48.422852        47.896096             238.1913
============   ==== ==========       =========        =========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       21.662247        24.891707           4,253.9983
  01/01/2005    to  12/31/2005       24.891707        26.948561           6,772.5151
  01/01/2006    to  12/31/2006       26.948561        32.161659           9,091.3419
  01/01/2007    to  12/31/2007       32.161659        36.485419           5,032.3614
  01/01/2008    to  12/31/2008       36.485419        21.374242           3,552.9511
  01/01/2009    to  12/31/2009       21.374242        28.783681           4,012.5400
  01/01/2010    to  12/31/2010       28.783681        30.662514           3,458.8037
  01/01/2011    to  12/31/2011       30.662514        26.926963           3,534.7628
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.032040         6.994767         667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143       1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260       1,295,316.1893
  01/01/2011    to  12/31/2011        9.797260         9.422832       1,005,057.3599
============   ==== ==========       =========        =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.437720         6.344471        1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591        1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900        1,776,916.6631
  01/01/2011    to  12/31/2011        9.318900         8.724143        1,712,550.8998
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.636267         7.666872          491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538          554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347          638,957.9001
  01/01/2011    to  12/31/2011       10.040347         9.885409          880,141.5031
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.443000        14.253740          136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313          157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623          149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364          132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480          120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543          109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451          113,252.4378
============   ==== ==========       =========        =========        ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.001085        20.521158            1,059.4204
  01/01/2005    to  04/30/2005       20.521158        19.659220                0.0000
============   ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.345499        12.879664          362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878          329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940          291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398          256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292          243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445          208,698.8797
  01/01/2011    to  12/31/2011       15.482445        15.049903          185,562.7308
============   ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.453850        14.134511            7,452.8552
  01/01/2005    to  04/30/2005       14.134511        12.124073                0.0000
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.430482        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218        102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604         97,665.7380
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.319307        14.252550             41.1182
  01/01/2005    to  12/31/2005       14.252550        15.376713             40.9022
  01/01/2006    to  12/31/2006       15.376713        17.319799          2,108.5351
  01/01/2007    to  04/27/2007       17.319799        18.807638              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.581263         7.136100        781,225.4021
  01/01/2005    to  12/31/2005        7.136100         7.964706        525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836        495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995        422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049        422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778        398,419.7700
  01/01/2010    to  12/31/2010        6.046778         7.355352        358,059.8286
  01/01/2011    to  12/31/2011        7.355352         7.462739        368,564.6284
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.398874        11.122610         59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068         71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552         73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925         85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220         75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES FUND,
 INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.556583         8.357337              0.0000
  01/01/2005    to  12/31/2005        8.357337         8.779589              0.0000
  01/01/2006    to  04/30/2006        8.779589         9.165521              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.064451        17.076098        685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811        329,853.8532
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  05/01/2004    to  12/31/2004       13.995030        14.999825          4,641.0323
  01/01/2005    to  04/30/2005       14.999825        14.505759              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.270372        16.399617              0.0000
  01/01/2005    to  04/30/2005       16.399617        15.753483              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562        22.911042         12,243.5736
  01/01/2005    to  12/31/2005       22.911042        24.326474         25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252         27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534         24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964         27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088         31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039         35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786         32,560.8482
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895         59,388.9181
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668         70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606        100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549        101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769         99,680.7897
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.709168         8.224201          12,632.4751
  01/01/2005    to  12/31/2005        8.224201        10.298691          16,933.9559
  01/01/2006    to  12/31/2006       10.298691        12.963337          17,313.1101
  01/01/2007    to  12/31/2007       12.963337        16.403794           8,174.9941
  01/01/2008    to  04/25/2008       16.403794        14.915784               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.711106        11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210         405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364         403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509         445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727         336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855         358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990         269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447         244,579.7269
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.686076         9.622877               0.0000
  01/01/2005    to  12/31/2005        9.622877         9.889633           6,276.6601
  01/01/2006    to  12/31/2006        9.889633        10.532005           4,318.5228
  01/01/2007    to  12/31/2007       10.532005        12.778253             813.6337
  01/01/2008    to  12/31/2008       12.778253         6.685618           2,564.2626
  01/01/2009    to  12/31/2009        6.685618        10.332240           4,619.5000
  01/01/2010    to  12/31/2010       10.332240        13.410930           5,042.4082
  01/01/2011    to  12/31/2011       13.410930        12.266496           3,213.3027
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.841501         8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174         883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685         799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002         718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111         634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327         548,945.5013
============   ==== ==========       =========        =========       ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.623443        12.019969        763,670.5952
   01/01/2005                             to  12/31/2005       12.019969        12.077499        699,133.5903
   01/01/2006                             to  12/31/2006       12.077499        12.404736        849,038.1120
   01/01/2007                             to  12/31/2007       12.404736        13.110413        719,451.5509
   01/01/2008                             to  12/31/2008       13.110413        12.935178        776,172.3023
   01/01/2009                             to  12/31/2009       12.935178        15.002440        831,331.4600
   01/01/2010                             to  12/31/2010       15.002440        15.946750        794,148.6175
   01/01/2011                             to  12/31/2011       15.946750        16.167547        708,451.2157
=============                            ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.145175        14.580471          4,353.1515
PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       12.701227        15.535332          1,350.1000
   01/01/2010                             to  12/31/2010       15.535332        17.698021          1,910.3273
   01/01/2011                             to  12/31/2011       17.698021        16.544278          3,503.5063
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.536806        11.281419          3,772.1408
   01/01/2005                             to  12/31/2005       11.281419        11.696374         10,930.0985
   01/01/2006                             to  12/31/2006       11.696374        12.624352         12,990.4301
   01/01/2007                             to  12/31/2007       12.624352        12.364105         10,859.2398
   01/01/2008                             to  12/31/2008       12.364105         7.240045          8,554.2837
   01/01/2009                             to  05/01/2009        7.240045         7.150397              0.0000
=============                            ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.423600        15.462288             92.9188
=============                            ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000        10.121196              0.0000
   01/01/2006                             to  12/31/2006       10.121196        11.112386         14,328.8819
   01/01/2007                             to  12/31/2007       11.112386        11.508070        150,118.4312
   01/01/2008                             to  12/31/2008       11.508070         8.474073        149,883.3162
   01/01/2009                             to  12/31/2009        8.474073        10.399444        202,449.9000
   01/01/2010                             to  12/31/2010       10.399444        11.469830        356,814.0129
   01/01/2011                             to  12/31/2011       11.469830        11.390862        333,380.5036
=============                            ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.159336            0.0000
  01/01/2006    to  12/31/2006       10.159336        11.366084       21,566.2409
  01/01/2007    to  12/31/2007       11.366084        11.795362      168,132.8559
  01/01/2008    to  12/31/2008       11.795362         7.769023      196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748      229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654      301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939      323,285.5117
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.046833        47.578964      429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721      351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181      341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330      308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748      276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643      246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049      224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980      189,666.0920
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM
VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       42.184562        45.684643           12.2422
  01/01/2005    to  12/31/2005       45.684643        47.241564          949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906          949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272          944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124          735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215          735.4300
  01/01/2010    to  04/30/2010       38.171215        40.734708            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.255895         7.073886      539,705.6911
  01/01/2005    to  12/31/2005        7.073886         7.968314      522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116      501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835      502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596      413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775      420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924      359,703.0932
  01/01/2011    to  12/31/2011       10.202924         9.861078      313,697.5017
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945259        14.238069        658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883        368,966.8417
  01/01/2011    to  12/31/2011       17.278883        15.454099        336,817.3198
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325         22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227         85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472         96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079         93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174         92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738         80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703         71,491.0091
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       11.293344        12.870928              0.0000
  01/01/2005    to  12/31/2005       12.870928        14.872688              0.0000
  01/01/2006    to  12/31/2006       14.872688        16.987067              0.0000
  01/01/2007    to  12/31/2007       16.987067        18.371448              0.0000
  01/01/2008    to  12/31/2008       18.371448        10.065335              0.0000
  01/01/2009    to  12/31/2009       10.065335        12.055383              0.0000
  01/01/2010    to  12/31/2010       12.055383        12.659148              0.0000
  01/01/2011    to  12/31/2011       12.659148         9.935414              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       41.610737        41.624957             18.0211
  01/01/2005    to  12/31/2005       41.624957        41.786131            858.5974
  01/01/2006    to  12/31/2006       41.786131        42.761992          1,863.3280
  01/01/2007    to  12/31/2007       42.761992        44.546603          1,726.2236
  01/01/2008    to  12/31/2008       44.546603        42.167509          1,488.3367
  01/01/2009    to  12/31/2009       42.167509        45.241342          1,220.8600
  01/01/2010    to  12/31/2010       45.241342        48.043857          1,749.8790
  01/01/2011    to  12/31/2011       48.043857        50.189017          2,417.4757
============   ==== ==========       =========        =========        ============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.588388        10.805375               0.0000
   01/01/2010                             to  12/31/2010       10.805375        12.722543             603.7132
   01/01/2011                             to  12/31/2011       12.722543        11.383792             603.7132
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.397924        14.200964               0.0000
   01/01/2007                             to  12/31/2007       14.200964        15.616502               0.0000
   01/01/2008                             to  12/31/2008       15.616502         8.801294               0.0000
   01/01/2009                             to  05/01/2009        8.801294         8.361042               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       14.698065        15.325550               0.0000
   01/01/2008                             to  12/31/2008       15.325550         8.625833               0.0000
   01/01/2009                             to  05/01/2009        8.625833         8.189738               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       18.876607        20.164452               0.0000
   01/01/2005                             to  12/31/2005       20.164452        21.515502               0.0000
   01/01/2006                             to  12/31/2006       21.515502        22.424094               0.0000
   01/01/2007                             to  04/27/2007       22.424094        23.888599               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.892445         9.973519         458,380.6783
   01/01/2006                             to  12/31/2006        9.973519        10.247024         687,210.1040
   01/01/2007                             to  12/31/2007       10.247024        10.553046       1,015,568.2644
   01/01/2008                             to  12/31/2008       10.553046        10.639004       2,371,488.0135
   01/01/2009                             to  12/31/2009       10.639004        10.480908       1,661,916.1300
   01/01/2010                             to  12/31/2010       10.480908        10.299080         984,184.5748
   01/01/2011                             to  12/31/2011       10.299080        10.120891         954,968.6629
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.954439         9.891100         253,746.9493
   01/01/2005                             to  04/30/2005        9.891100         9.892743               0.0000
=============                            ==== ==========       =========        =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.027666        11.845032        1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984        1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047        1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310        1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857        1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812        1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598          891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509          801,517.5740
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.608101        10.418212          663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927          515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098          513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358          492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434          434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638          389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058          370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634          341,698.1771
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.718478         9.630663            4,284.4024
  01/01/2005    to  12/31/2005        9.630663         9.879639           10,210.4079
  01/01/2006    to  12/31/2006        9.879639        10.652369           19,584.6011
  01/01/2007    to  12/31/2007       10.652369        10.918194           11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359            7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219            8,108.2500
  01/01/2010    to  12/31/2010        8.023219        10.355607            7,883.1323
  01/01/2011    to  12/31/2011       10.355607        10.455680            7,227.8272
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.818137        11.591091          396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340          392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831          377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698          293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933          296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853          282,084.1790
  01/01/2011    to  12/31/2011       11.613853        11.599419          238,876.2858
============   ==== ==========       =========        =========        ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.896785        17.842943        1,432.6957
  01/01/2005    to  12/31/2005       17.842943        18.219848        2,078.4602
  01/01/2006    to  12/31/2006       18.219848        20.848602          958.7108
  01/01/2007    to  12/31/2007       20.848602        19.728713          485.3890
  01/01/2008    to  12/31/2008       19.728713        11.911167          295.3913
  01/01/2009    to  12/31/2009       11.911167        13.206687          355.3700
  01/01/2010    to  12/31/2010       13.206687        15.747378          284.6130
  01/01/2011    to  12/31/2011       15.747378        16.326901          258.6594
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.954570        11.843058       10,204.4961
  01/01/2005    to  12/31/2005       11.843058        12.374594       15,562.6811
  01/01/2006    to  12/31/2006       12.374594        13.727037       44,402.7810
  01/01/2007    to  12/31/2007       13.727037        14.728300       21,926.1400
  01/01/2008    to  12/31/2008       14.728300         8.393653       14,894.8659
  01/01/2009    to  12/31/2009        8.393653        11.797774       15,049.3600
  01/01/2010    to  12/31/2010       11.797774        13.534357       13,702.4974
  01/01/2011    to  12/31/2011       13.534357        13.122459       13,403.4495
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       47.272476        49.003651        4,642.2216
  01/01/2005    to  12/31/2005       49.003651        50.805801        7,591.4427
  01/01/2006    to  04/30/2006       50.805801        53.018881       10,270.5856
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.074414        12.842867            0.0000
  01/01/2005    to  12/31/2005       12.842867        13.973068            0.0000
  01/01/2006    to  12/31/2006       13.973068        14.229504            0.0000
  01/01/2007    to  12/31/2007       14.229504        15.314151        1,245.1952
  01/01/2008    to  12/31/2008       15.314151         9.582578            0.0000
  01/01/2009    to  12/31/2009        9.582578        13.054350            0.0000
  01/01/2010    to  12/31/2010       13.054350        17.274621            0.0000
  01/01/2011    to  12/31/2011       17.274621        17.221202            0.0000
============   ==== ==========       =========        =========       ===========

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.046723        19.087598           0.0000
  01/01/2005    to  12/31/2005       19.087598        19.237881           0.0000
  01/01/2006    to  12/31/2006       19.237881        19.817257           0.0000
  01/01/2007    to  12/31/2007       19.817257        20.192852           0.0000
  01/01/2008    to  12/31/2008       20.192852        16.821073           0.0000
  01/01/2009    to  12/31/2009       16.821073        21.801095         440.4100
  01/01/2010    to  12/31/2010       21.801095        24.091298         354.8360
  01/01/2011    to  12/31/2011       24.091298        25.055886         354.1677
============   ==== ==========       =========        =========       ==========
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.616720        12.564699           0.0000
  01/01/2005    to  12/31/2005       12.564699        12.856712         622.4767
  01/01/2006    to  12/31/2006       12.856712        13.784686       3,596.1214
  01/01/2007    to  12/31/2007       13.784686        14.019530       2,101.7424
  01/01/2008    to  12/31/2008       14.019530        10.536911       1,880.2065
  01/01/2009    to  12/31/2009       10.536911        14.523293       2,232.7600
  01/01/2010    to  12/31/2010       14.523293        16.335736       1,358.2622
  01/01/2011    to  12/31/2011       16.335736        16.589131       1,368.7972
============   ==== ==========       =========        =========       ==========
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.880671        11.921395           0.0000
  01/01/2005    to  12/31/2005       11.921395        11.833866       2,523.5005
  01/01/2006    to  12/31/2006       11.833866        12.091706       2,523.5005
  01/01/2007    to  12/31/2007       12.091706        12.756898       2,523.5005
  01/01/2008    to  12/31/2008       12.756898        12.482633       2,523.5005
  01/01/2009    to  12/31/2009       12.482633        13.900037       2,837.4500
  01/01/2010    to  12/31/2010       13.900037        14.381309       2,619.8829
  01/01/2011    to  12/31/2011       14.381309        14.289095       2,619.5300
============   ==== ==========       =========        =========       ==========
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.708080        12.744690           0.0000
  01/01/2005    to  12/31/2005       12.744690        12.961081           0.0000
  01/01/2006    to  12/31/2006       12.961081        14.634540           0.0000
  01/01/2007    to  12/31/2007       14.634540        15.365318       1,044.4922
  01/01/2008    to  12/31/2008       15.365318         8.661590           0.0000
  01/01/2009    to  07/17/2009        8.661590         8.599528           0.0000
============   ==== ==========       =========        =========       ==========

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
   09/27/2010                             to  12/31/2010       13.181600        14.917767                0.0000
   01/01/2011                             to  12/31/2011       14.917767        13.914326                0.0000
=============                            ==== ==========       =========        =========       ===============
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
   05/03/2004                             to  12/31/2004       11.995454        13.633986                0.0000
   01/01/2005                             to  12/31/2005       13.633986        15.025898                0.0000
   01/01/2006                             to  12/31/2006       15.025898        15.570921                0.0000
   01/01/2007                             to  12/31/2007       15.570921        15.882139                0.0000
   01/01/2008                             to  12/31/2008       15.882139         8.497848                0.0000
   01/01/2009                             to  12/31/2009        8.497848        11.586019                0.0000
   01/01/2010                             to  09/24/2010       11.586019        13.226735                0.0000
=============                            ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.713673         7.610366          968,970.0248
   01/01/2009                             to  12/31/2009        7.610366         9.919738          798,382.7600
   01/01/2010                             to  12/31/2010        9.919738        11.356251          785,186.2573
   01/01/2011                             to  12/31/2011       11.356251        10.515063          672,452.9061
=============                            ==== ==========       =========        =========       ===============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000        10.309350          102,188.3658
   01/01/2007                             to  12/31/2007       10.309350        11.020047          220,541.4618
   01/01/2008                             to  11/07/2008       11.020047         6.663265                0.0000
=============                            ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.349428         8.294780       12,007,765.4631
   01/01/2009                             to  12/31/2009        8.294780        10.460525       11,096,666.4800
   01/01/2010                             to  12/31/2010       10.460525        11.675611       10,244,528.3509
   01/01/2011                             to  12/31/2011       11.675611        11.278110        9,314,825.5411
=============                            ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000        10.195435                0.0000
   01/01/2007                             to  12/31/2007       10.195435        10.660840           42,862.0745
   01/01/2008                             to  11/07/2008       10.660840         7.315949                0.0000
=============                            ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.578733        11.075921          918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954        1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380        2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598        3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251        3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850        3,134,392.9778
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.056970         7.969996       12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952       11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163       10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825        9,605,719.2984
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.231708           78,249.2082
  01/01/2007    to  12/31/2007       10.231708        10.851897          153,831.2474
  01/01/2008    to  11/07/2008       10.851897         6.906755                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.987604        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042        5,174,824.2332
============   ==== ==========       =========        =========       ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH (SERIES I)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       10.460362         9.525031        3,498.6847
  01/01/2002    to  12/31/2002        9.525031         7.888596        5,038.8382
  01/01/2003    to  12/31/2003        7.888596         9.999711        4,871.2107
  01/01/2004    to  12/31/2004        9.999711        12.178466       12,406.1605
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
  01/01/2010    to  12/31/2010       15.568221        17.257600        6,931.0409
  01/01/2011    to  12/31/2011       17.257600        15.807563        6,295.3833
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002        9.665202         7.873851           10.3464
  01/01/2003    to  12/31/2003        7.873851         9.945120        1,809.6117
  01/01/2004    to  12/31/2004        9.945120        12.082586        5,542.9163
  01/01/2005    to  12/31/2005       12.082586        13.968589       19,705.2451
  01/01/2006    to  12/31/2006       13.968589        17.545449        7,089.8248
  01/01/2007    to  12/31/2007       17.545449        19.714252        8,782.6948
  01/01/2008    to  12/31/2008       19.714252        11.514275        2,795.4215
  01/01/2009    to  12/31/2009       11.514275        15.257072        3,507.6900
  01/01/2010    to  12/31/2010       15.257072        16.874461        5,958.5805
  01/01/2011    to  12/31/2011       16.874461        15.415068        4,401.4023
============   ==== ==========       =========        =========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897        11.111610        7,804.1267
  01/01/2002    to  12/31/2002       11.111610         9.041335       94,827.0369
  01/01/2003    to  12/31/2003        9.041335        11.546785       99,176.3503
  01/01/2004    to  12/31/2004       11.546785        12.614180       97,766.1046
  01/01/2005    to  12/31/2005       12.614180        13.079966       95,175.2572
  01/01/2006    to  12/31/2006       13.079966        15.407653       75,716.0116
  01/01/2007    to  12/31/2007       15.407653        15.323839       54,998.1029
  01/01/2008    to  12/31/2008       15.323839         8.606224       40,913.3101
  01/01/2009    to  12/31/2009        8.606224        10.978662       43,905.1300
  01/01/2010    to  12/31/2010       10.978662        12.391475       28,776.1175
  01/01/2011    to  12/31/2011       12.391475        12.250561       31,785.5840
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.891510          10,843.1835
  01/01/2002    to  12/31/2002        8.891510         7.111749          38,755.4190
  01/01/2003    to  12/31/2003        7.111749         9.235060         123,953.9822
  01/01/2004    to  12/31/2004        9.235060        10.750454         266,809.2952
  01/01/2005    to  12/31/2005       10.750454        11.632986         277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424         176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037         116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835         100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287          90,000.6700
  01/01/2010    to  12/31/2010       12.400287        13.203110          82,070.5314
  01/01/2011    to  12/31/2011       13.203110        11.588810          69,009.1728
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS VARIABLE INSURANCE TRUST
GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
  04/10/2001    to  12/31/2001       11.599133        11.698638           9,034.8775
  01/01/2002    to  04/25/2002       11.698638        11.656126               0.0000
============   ==== ==========       =========        =========       ==============
GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
  04/10/2001    to  12/31/2001        4.961921         4.247531          11,732.5881
  01/01/2002    to  04/25/2002        4.247531         3.427434               0.0000
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.030108         6.992356       1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638       3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098       3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479       3,720,487.5387
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.435949         6.342282       1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533       2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378       2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073       2,613,840.2336
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.634170         7.664231         681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692       1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861       1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207       1,178,660.4354
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.436748        14.241861        441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665        320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120        249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824        233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868        226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119        203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948        181,275.4715
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
 INVESTMENT SUB-ACCOUNT (CLASS B))
  04/24/2001    to  12/31/2001        9.045586        10.164324        119,567.2735
  01/01/2002    to  12/31/2002       10.164324        10.213326        228,379.0009
  01/01/2003    to  12/31/2003       10.213326        13.945951        287,226.0018
  01/01/2004    to  12/31/2004       13.945951        18.528381        230,642.9317
  01/01/2005    to  04/30/2005       18.528381        17.747247              0.0000
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2005    to  12/31/2005       11.263622        12.782480        817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678        626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262        585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582        507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259        466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193        398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553        376,693.7405
============   ==== ==========       =========        =========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg.
TM) VARIABLE
 INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419         8.018085        190,952.5496
  01/01/2002    to  12/31/2002        8.018085         5.370516        457,102.8516
  01/01/2003    to  12/31/2003        5.370516         7.038229        629,211.8352
  01/01/2004    to  12/31/2004        7.038229         7.341529        671,901.6698
  01/01/2005    to  04/30/2005        7.341529         6.296271              0.0000
============   ==== ==========       =========        =========        ============
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001       13.360301        12.730273        286,480.5948
  01/01/2002    to  12/31/2002       12.730273         8.646800        610,397.5840
  01/01/2003    to  12/31/2003        8.646800        10.477136        865,464.4757
  01/01/2004    to  04/30/2004       10.477136        10.356737        919,131.1769
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.089569          11,502.3566
  01/01/2002    to  12/31/2002       17.089569        12.568520          16,549.2743
  01/01/2003    to  04/25/2003       12.568520        13.039455          16,617.0071
============   ==== ==========       =========        =========       ==============
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.481506           2,917.0795
  01/01/2002    to  12/31/2002       10.481506         8.594369           3,743.3554
  01/01/2003    to  04/25/2003        8.594369         8.340065           4,134.6800
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.287476        15.297171         242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262         172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655         219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065         188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994         168,160.1761
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.218826           1,631.1210
  01/01/2002    to  12/31/2002       14.218826        11.005539           8,026.2962
  01/01/2003    to  12/31/2003       11.005539        13.866110          21,554.0914
  01/01/2004    to  12/31/2004       13.866110        16.114072          19,017.9258
  01/01/2005    to  12/31/2005       16.114072        17.376400          20,894.9824
  01/01/2006    to  12/31/2006       17.376400        19.562422          16,151.1848
  01/01/2007    to  04/27/2007       19.562422        21.239450               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.522523         7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046         889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843         818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437         729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833         835,271.7525
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.396280        11.116150        367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927        243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276        255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956        280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272        272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES FUND,
 INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.263852        131,697.4090
  01/01/2003    to  12/31/2003        8.263852         9.864141        364,200.2978
  01/01/2004    to  12/31/2004        9.864141        10.770073        353,045.4927
  01/01/2005    to  12/31/2005       10.770073        11.308589        335,028.4967
  01/01/2006    to  04/30/2006       11.308589        11.803783        331,487.3950
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.740284        16.740068         10,154.3720
  01/01/2005    to  12/31/2005       16.740068        16.739654          9,923.2631
  01/01/2006    to  12/31/2006       16.739654        17.979973          8,443.2032
  01/01/2007    to  12/31/2007       17.979973        18.866890          5,644.1237
  01/01/2008    to  12/31/2008       18.866890        15.120018          4,684.3309
  01/01/2009    to  12/31/2009       15.120018        20.363337          2,604.0200
  01/01/2010    to  12/31/2010       20.363337        22.635640          2,265.2094
  01/01/2011    to  12/31/2011       22.635640        23.305744          1,205.0008
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366         7.373879         30,335.5873
  01/01/2002    to  12/31/2002        7.373879         7.148465         30,391.6982
  01/01/2003    to  12/31/2003        7.148465         8.778808         25,017.0656
  01/01/2004    to  04/30/2004        8.778808         8.902118         23,396.2978
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495        13.934910          41,643.4787
  01/01/2002    to  12/31/2002       13.934910        13.607857         183,438.0434
  01/01/2003    to  12/31/2003       13.607857        15.925780       1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192         465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254         405,805.4391
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS)
  04/10/2001    to  12/31/2001        9.733531         9.511941          82,917.1643
  01/01/2002    to  12/31/2002        9.511941         9.559619         177,302.0993
  01/01/2003    to  12/31/2003        9.559619        11.051057         312,014.4223
  01/01/2004    to  12/31/2004       11.051057        11.810963         326,832.3692
  01/01/2005    to  04/30/2005       11.810963        11.420069               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000         9.000486             336.2873
  01/01/2002    to  12/31/2002        9.000486         9.131561           7,924.5269
  01/01/2003    to  12/31/2003        9.131561        11.368295          10,378.6618
  01/01/2004    to  12/31/2004       11.368295        12.212649           7,116.7915
  01/01/2005    to  04/30/2005       12.212649        11.729565               0.0000
============   ==== ==========       =========        =========       ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.575580           8,710.4378
  01/01/2002    to  12/31/2002       10.575580         7.360312          16,460.9876
  01/01/2003    to  04/25/2003        7.360312         7.464640          18,180.4768
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       19.906580        23.173605          69,534.9075
  01/01/2005    to  12/31/2005       23.173605        24.645723          58,469.8719
  01/01/2006    to  12/31/2006       24.645723        27.231533          46,338.7516
  01/01/2007    to  12/31/2007       27.231533        26.983126          36,801.0511
  01/01/2008    to  12/31/2008       26.983126        16.255612          33,204.2585
  01/01/2009    to  12/31/2009       16.255612        20.254023          29,050.7800
  01/01/2010    to  12/31/2010       20.254023        25.034194          25,469.9760
  01/01/2011    to  12/31/2011       25.034194        23.737464          22,996.7732
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556        12.393257        124,367.1382
  01/01/2002    to  12/31/2002       12.393257        10.635782        190,301.9395
  01/01/2003    to  12/31/2003       10.635782        13.471328        137,986.4780
  01/01/2004    to  04/30/2004       13.471328        13.876464        127,644.3048
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.405673         44,733.8292
  01/01/2002    to  12/31/2002       17.405673        15.456728        180,671.9059
  01/01/2003    to  12/31/2003       15.456728        19.109721        286,168.2234
  01/01/2004    to  12/31/2004       19.109721        23.366842        330,389.8090
  01/01/2005    to  12/31/2005       23.366842        24.798069        326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009        252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344        204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660        189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985        255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818        234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724        155,003.4132
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597         41,153.0489
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773         6.123445        217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875        298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627        251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738        251,780.4865
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784         6.957091        143,570.6035
  01/01/2002    to  12/31/2002        6.957091         6.822902        258,753.2602
  01/01/2003    to  12/31/2003        6.822902        10.252540        294,435.2887
  01/01/2004    to  12/31/2004       10.252540        12.557490        278,444.2294
  01/01/2005    to  12/31/2005       12.557490        15.717185        245,427.9309
  01/01/2006    to  12/31/2006       15.717185        19.773932        147,239.8530
  01/01/2007    to  12/31/2007       19.773932        25.009344        102,861.1378
  01/01/2008    to  04/25/2008       25.009344        22.737088              0.0000
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.673473        11.093455             619.6167
  01/01/2005    to  12/31/2005       11.093455        12.723493             580.2941
  01/01/2006    to  12/31/2006       12.723493        15.860338             504.6129
  01/01/2007    to  12/31/2007       15.860338        17.694914             453.4129
  01/01/2008    to  12/31/2008       17.694914        10.034710             522.7916
  01/01/2009    to  12/31/2009       10.034710        13.002739             471.8400
  01/01/2010    to  12/31/2010       13.002739        14.259296             529.2102
  01/01/2011    to  12/31/2011       14.259296        12.543446             566.9474
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151         7.166682           5,141.1834
  01/01/2002    to  12/31/2002        7.166682         5.604760           5,885.9045
  01/01/2003    to  12/31/2003        5.604760         6.854102           4,967.9515
  01/01/2004    to  04/30/2004        6.854102         6.914345           4,962.9760
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       10.955669        10.268429               9.1277
  01/01/2002    to  12/31/2002       10.268429         8.374106               9.1277
  01/01/2003    to  12/31/2003        8.374106        11.909222               0.0000
  01/01/2004    to  04/30/2004       11.909222        11.952832               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464         9.712412               9.0617
  01/01/2002    to  12/31/2002        9.712412         7.789851               9.0617
  01/01/2003    to  12/31/2003        7.789851        10.366385               0.0000
  01/01/2004    to  04/30/2004       10.366385        10.109422               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093         8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994         7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934         9.695419          883.6300
  01/01/2002    to  12/31/2002        9.695419         8.224198       12,534.1917
  01/01/2003    to  12/31/2003        8.224198        10.760064        4,504.1116
  01/01/2004    to  04/30/2004       10.760064        10.656147        4,448.1395
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299        12.894161      170,664.4062
  01/01/2002    to  12/31/2002       12.894161        10.426258      367,951.0897
  01/01/2003    to  12/31/2003       10.426258        13.161745      439,017.8500
  01/01/2004    to  12/31/2004       13.161745        15.019852      304,774.1123
  01/01/2005    to  04/30/2005       15.019852        14.568909            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525         6.111659       85,554.6913
  01/01/2002    to  12/31/2002        6.111659         4.884831      183,415.6124
  01/01/2003    to  12/31/2003        4.884831         6.118002      191,434.1786
  01/01/2004    to  04/30/2004        6.118002         6.212071      165,542.4388
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.793111       18,663.1300
  01/01/2002    to  12/31/2002        8.793111         6.527712       72,350.5017
  01/01/2003    to  12/31/2003        6.527712         8.700539      100,033.9731
  01/01/2004    to  12/31/2004        8.700539         9.608357      111,570.0500
  01/01/2005    to  12/31/2005        9.608357         9.869788      108,544.5194
  01/01/2006    to  12/31/2006        9.869788        10.505630      103,433.6886
  01/01/2007    to  12/31/2007       10.505630        12.739847       98,665.4468
  01/01/2008    to  12/31/2008       12.739847         6.662170       93,515.7637
  01/01/2009    to  12/31/2009        6.662170        10.290859       85,049.8000
  01/01/2010    to  12/31/2010       10.290859        13.350550       74,115.1862
  01/01/2011    to  12/31/2011       13.350550        12.205173       63,069.4841
============   ==== ==========       =========        =========      ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.771527         8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099          993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685          905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054          803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451          686,579.4063
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879         8.807008          131,108.8974
  01/01/2002    to  12/31/2002        8.807008         7.188696          308,529.3173
  01/01/2003    to  12/31/2003        7.188696         8.531099          273,556.1915
  01/01/2004    to  04/30/2004        8.531099         8.562370          252,469.0271
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154         7.846220            4,280.4373
  01/01/2002    to  12/31/2002        7.846220         5.954985            4,958.8620
  01/01/2003    to  12/31/2003        5.954985         7.212324            3,457.5854
  01/01/2004    to  04/30/2004        7.212324         7.115002            3,421.7264
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005        10.806499           21,144.7573
  01/01/2002    to  12/31/2002       10.806499         7.989801           26,812.8848
  01/01/2003    to  12/31/2003        7.989801         9.759540           28,572.5470
  01/01/2004    to  04/30/2004        9.759540         9.931205           28,360.7007
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541        10.503380            7,939.7406
  01/01/2002    to  12/31/2002       10.503380        11.274776          350,470.5383
  01/01/2003    to  12/31/2003       11.274776        11.550473        1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473        11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020        1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672        1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043        1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182        1,321,654.2392
============   ==== ==========       =========        =========        ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.362058       59,524.4518
  01/01/2002    to  12/31/2002       13.362058        14.251499      156,931.8255
  01/01/2003    to  12/31/2003       14.251499        14.523236      305,601.0555
  01/01/2004    to  11/19/2004       14.523236        14.849583      332,603.1958
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  04/10/2001    to  12/31/2001       10.990799        11.459325      233,495.7767
  01/01/2002    to  12/31/2002       11.459325        12.277043      247,364.2925
  01/01/2003    to  12/31/2003       12.277043        12.667701      245,882.7785
  01/01/2004    to  12/31/2004       12.667701        13.044403      244,722.9319
  01/01/2005    to  12/31/2005       13.044403        13.126659      198,854.6016
  01/01/2006    to  12/31/2006       13.126659        13.389721      142,537.6271
  01/01/2007    to  12/31/2007       13.389721        14.301278      109,016.5766
  01/01/2008    to  12/31/2008       14.301278        14.718941       81,312.0332
  01/01/2009    to  05/01/2009       14.718941        15.197777            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194       67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973       62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759       55,261.9462
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.795430       15,930.0537
  01/01/2003    to  12/31/2003        7.795430        10.523522       67,158.0254
  01/01/2004    to  12/31/2004       10.523522        11.266366      130,493.3911
  01/01/2005    to  12/31/2005       11.266366        11.674945      130,091.6037
  01/01/2006    to  12/31/2006       11.674945        12.594941      133,851.2532
  01/01/2007    to  12/31/2007       12.594941        12.329097      213,548.9644
  01/01/2008    to  12/31/2008       12.329097         7.215915      206,888.9397
  01/01/2009    to  05/01/2009        7.215915         7.125379            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620        15.671320       11,092.2320
  01/01/2002    to  12/31/2002       15.671320        11.416343       21,931.9612
  01/01/2003    to  12/31/2003       11.416343        14.935490       22,894.3009
  01/01/2004    to  11/19/2004       14.935490        16.023358       20,298.5026
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS
(Reg. TM) INVESTORS TRUST
 SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498        10.313205        217,020.4313
  01/01/2002    to  12/31/2002       10.313205         7.986347        351,423.9175
  01/01/2003    to  12/31/2003        7.986347         9.556775        272,807.4505
  01/01/2004    to  12/31/2004        9.556775        10.430031        204,597.5828
  01/01/2005    to  12/31/2005       10.430031        10.964002        174,417.5238
  01/01/2006    to  12/31/2006       10.964002        12.135801        116,574.5115
  01/01/2007    to  04/27/2007       12.135801        12.821151              0.0000
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.119934              0.0000
  01/01/2006    to  12/31/2006       10.119934        11.105461          9,772.1730
  01/01/2007    to  12/31/2007       11.105461        11.495118         95,243.1354
  01/01/2008    to  12/31/2008       11.495118         8.460286         87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335        310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728        415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300        517,220.4676
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.158070              0.0000
  01/01/2006    to  12/31/2006       10.158070        11.359002         33,120.0469
  01/01/2007    to  12/31/2007       11.359002        11.782087         45,992.5393
  01/01/2008    to  12/31/2008       11.782087         7.756380         57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791        188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635        240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738        286,855.9251
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       40.976171        45.351346        147,551.7942
  01/01/2005    to  12/31/2005       45.351346        46.182080        135,425.3018
  01/01/2006    to  12/31/2006       46.182080        53.537677        111,644.0358
  01/01/2007    to  12/31/2007       53.537677        54.687755         83,716.1735
  01/01/2008    to  12/31/2008       54.687755        34.270046         71,962.2722
  01/01/2009    to  12/31/2009       34.270046        39.943971         65,681.7300
  01/01/2010    to  12/31/2010       39.943971        46.029633         61,003.9945
  01/01/2011    to  12/31/2011       46.029633        43.506636         57,106.0096
============   ==== ==========       =========        =========        ============

                                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       39.907383        41.263886       62,136.3978
   01/01/2002                             to  12/31/2002       41.263886        33.183838      193,615.0006
   01/01/2003                             to  12/31/2003       33.183838        42.608637      694,811.9466
   01/01/2004                             to  12/31/2004       42.608637        47.138957      782,579.5836
   01/01/2005                             to  12/31/2005       47.138957        47.870784      706,835.4937
   01/01/2006                             to  12/31/2006       47.870784        55.381470      634,180.4254
   01/01/2007                             to  12/31/2007       55.381470        56.412292      488,664.9173
   01/01/2008                             to  12/31/2008       56.412292        35.274100      423,441.9663
   01/01/2009                             to  12/31/2009       35.274100        41.017004      400,760.5600
   01/01/2010                             to  12/31/2010       41.017004        47.141906      366,872.6632
   01/01/2011                             to  12/31/2011       47.141906        44.445719      335,102.1328
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241        12.117240       54,068.6823
   01/01/2002                             to  12/31/2002       12.117240         8.299670       93,756.8991
   01/01/2003                             to  12/31/2003        8.299670        10.196192       83,274.5138
   01/01/2004                             to  04/30/2004       10.196192         9.995761       82,813.3027
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AMERICAN CENTURY VP
 INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.268891         8.199582      417,144.9992
   01/01/2002                             to  12/31/2002        8.199582         6.493162      971,697.6657
   01/01/2003                             to  12/31/2003        6.493162         8.249417      913,046.0225
   01/01/2004                             to  04/30/2004        8.249417         8.316834      850,208.0168
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY GOLDMAN SACHS
 GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172         8.631869        3,339.2745
   01/01/2002                             to  12/31/2002        8.631869         7.516483        3,252.2803
   01/01/2003                             to  12/31/2003        7.516483         9.180895        3,317.7228
   01/01/2004                             to  04/30/2004        9.180895         9.345810        3,317.7228
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM V.I. PREMIER
 EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.786324         8.281995       11,406.2346
   01/01/2003                             to  12/31/2003        8.281995        10.154134       15,777.8622
   01/01/2004                             to  04/30/2004       10.154134         9.943881       14,871.2332
=============                            ==== ==========       =========        =========      ============

                                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY ALLIANCE BERNSTEIN VPS
 VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000         9.949574          198.4184
   01/01/2002                             to  12/31/2002        9.949574         8.506437        5,366.5542
   01/01/2003                             to  12/31/2003        8.506437        10.732635        5,620.5458
   01/01/2004                             to  04/30/2004       10.732635        10.745829        5,458.1528
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY (FRANKLIN TEMPLETON)
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464        12.197249       87,269.1452
   01/01/2002                             to  12/31/2002       12.197249        10.564552      134,271.0777
   01/01/2003                             to  12/31/2003       10.564552        12.985622      131,645.9629
   01/01/2004                             to  04/30/2004       12.985622        13.177793      127,201.6626
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT NEW
 VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       12.663647        12.726824        6,612.2725
   01/01/2002                             to  12/31/2002       12.726824        10.549166       22,815.2609
   01/01/2003                             to  12/31/2003       10.549166        13.726168        9,001.6106
   01/01/2004                             to  04/30/2004       13.726168        13.792454        8,715.2057
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH
 AND INCOME SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       11.579412        11.190345        6,893.7869
   01/01/2002                             to  12/31/2002       11.190345         8.903701       15,929.0580
   01/01/2003                             to  12/31/2003        8.903701        11.139506       18,439.2707
   01/01/2004                             to  12/31/2004       11.139506        12.155928       12,735.8640
   01/01/2005                             to  12/31/2005       12.155928        12.563934        9,217.3195
   01/01/2006                             to  12/31/2006       12.563934        14.303923        7,866.1786
   01/01/2007                             to  12/31/2007       14.303923        13.199018        5,148.5976
   01/01/2008                             to  12/31/2008       13.199018         7.946382        5,400.6317
   01/01/2009                             to  12/31/2009        7.946382        10.131337        4,529.7600
   01/01/2010                             to  04/30/2010       10.131337        10.809962            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.255147         7.081356        310,952.6362
  01/01/2005    to  12/31/2005        7.081356         7.989630        253,568.4037
  01/01/2006    to  12/31/2006        7.989630         8.362537        208,475.0506
  01/01/2007    to  12/31/2007        8.362537         9.678877        152,895.3103
  01/01/2008    to  12/31/2008        9.678877         5.738892        128,077.9923
  01/01/2009    to  12/31/2009        5.738892         8.220821        106,062.7200
  01/01/2010    to  12/31/2010        8.220821        10.341026         91,380.1797
  01/01/2011    to  12/31/2011       10.341026        10.014929         79,731.2050
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457         7.180915        181,733.7804
  01/01/2002    to  12/31/2002        7.180915         4.802890        464,041.4866
  01/01/2003    to  12/31/2003        4.802890         6.501549        409,990.5745
  01/01/2004    to  04/30/2004        6.501549         6.627953        371,837.0765
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667         8.210931          6,367.6263
  01/01/2002    to  12/31/2002        8.210931         4.512937        148,563.8294
  01/01/2003    to  12/31/2003        4.512937         6.056532      1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410      1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626      1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961        894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627        924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666        627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369        780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183        716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655        607,434.9428
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       14.993458        17.738948          6,346.7858
  01/01/2006    to  12/31/2006       17.738948        19.755188          3,922.1882
  01/01/2007    to  12/31/2007       19.755188        18.858801          2,073.3883
  01/01/2008    to  12/31/2008       18.858801        13.022393          1,613.2378
  01/01/2009    to  12/31/2009       13.022393        16.219943          1,254.9500
  01/01/2010    to  12/31/2010       16.219943        19.140287              0.0000
  01/01/2011    to  12/31/2011       19.140287        17.164407              0.0000
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468        10.549871        2,994.6844
  01/01/2002    to  12/31/2002       10.549871         9.185451       14,601.7495
  01/01/2003    to  12/31/2003        9.185451        12.813681        7,464.2219
  01/01/2004    to  12/31/2004       12.813681        15.860004        7,103.3589
  01/01/2005    to  04/30/2005       15.860004        14.877073            0.0000
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.891543        14.169346      832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495      750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290      704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110      491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197      501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366      376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934      424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747      368,891.8414
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000        11.066056           10.0000
  01/01/2002    to  12/31/2002       11.066056        10.175919       11,581.3511
  01/01/2003    to  12/31/2003       10.175919        14.081587        4,941.7026
  01/01/2004    to  04/30/2004       14.081587        14.259919        4,785.6583
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819       73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290      147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215      160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860      135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076      210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751      222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920      203,882.6207
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.589326       79,461.4440
  01/01/2004    to  12/31/2004       12.589326        14.587130       70,757.6267
  01/01/2005    to  12/31/2005       14.587130        16.847404       66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927       43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882       21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621       23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692       23,082.5700
  01/01/2010    to  12/31/2010       13.628692        14.304106       18,418.9868
  01/01/2011    to  12/31/2011       14.304106        11.220835       15,113.9477
============   ==== ==========       =========        =========       ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       41.044246        41.182681          598.7947
  01/01/2005    to  12/31/2005       41.182681        41.321531       22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461       18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225       11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053        9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821        6,998.5000
  01/01/2010    to  12/31/2010       44.648821        47.390936        7,064.7905
  01/01/2011    to  12/31/2011       47.390936        49.482268        6,027.4945
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.530251        10.728696       28,648.6800
  01/01/2010    to  12/31/2010       10.728696        12.625951       25,506.8341
  01/01/2011    to  12/31/2011       12.625951        11.291725       25,042.0740
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  05/01/2006    to  12/31/2006       14.322039        14.121432          456.9937
  01/01/2007    to  12/31/2007       14.121432        15.521237       40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205       29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS E))
  04/30/2007    to  12/31/2007       14.613309        15.232061        2,243.4975
  01/01/2008    to  12/31/2008       15.232061         8.568904        2,287.4982
  01/01/2009    to  05/01/2009        8.568904         8.134333            0.0000
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
E), BEFORE
 THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES
II))
  05/01/2002    to  12/31/2002       10.455755         8.274422           5,123.2638
  01/01/2003    to  12/31/2003        8.274422        10.498626           3,154.5434
  01/01/2004    to  12/31/2004       10.498626        10.963802           3,113.3199
  01/01/2005    to  12/31/2005       10.963802        11.692564           3,144.4153
  01/01/2006    to  12/31/2006       11.692564        12.180260           2,848.0241
  01/01/2007    to  04/27/2007       12.180260        12.973632               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286         945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289       1,202,849.4439
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115        10.122589          10,516.7910
  01/01/2002    to  12/31/2002       10.122589        10.050994         226,239.9556
  01/01/2003    to  12/31/2003       10.050994         9.914562         253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660         229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255        10.124913          16,457.1567
  01/01/2002    to  12/31/2002       10.124913         8.298345         202,643.9669
  01/01/2003    to  12/31/2003        8.298345        10.655482       1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525       2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630       1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659         987,619.3230
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.564860        10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913          734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327          586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920          527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438          487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387          441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536          391,632.6187
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.705366         9.612991            6,441.4164
  01/01/2005    to  12/31/2005        9.612991         9.856596           63,336.9307
  01/01/2006    to  12/31/2006        9.856596        10.622222           65,390.6136
  01/01/2007    to  12/31/2007       10.622222        10.881820           41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226           38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471           36,107.3900
  01/01/2010    to  12/31/2010        7.988471        10.305612           31,147.3644
  01/01/2011    to  12/31/2011       10.305612        10.400009           23,857.7688
============   ==== ==========       =========        =========        ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.149853           39,781.6782
  01/01/2002    to  12/31/2002       11.149853         8.283479           67,299.1238
  01/01/2003    to  12/31/2003        8.283479        10.537557           57,416.3486
  01/01/2004    to  12/31/2004       10.537557        11.034807           60,833.2394
  01/01/2005    to  12/31/2005       11.034807        11.796229           58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286           51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.740070        11.505159          288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175          345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435          284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378          270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088          290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447          246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700          244,933.6841
============   ==== ==========       =========        =========        ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267         7.945482       29,290.0205
  01/01/2002    to  12/31/2002        7.945482         6.044010       99,595.4941
  01/01/2003    to  12/31/2003        6.044010         7.601675      109,717.6405
  01/01/2004    to  12/31/2004        7.601675         8.238601       88,490.2771
  01/01/2005    to  04/30/2005        8.238601         7.850487            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.797482            0.0000
  01/01/2004    to  04/30/2004       11.797482        11.997376          152.9920
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.866371        17.802902       25,813.7552
  01/01/2005    to  12/31/2005       17.802902        18.169902       18,280.1631
  01/01/2006    to  12/31/2006       18.169902        20.781085        6,074.2373
  01/01/2007    to  12/31/2007       20.781085        19.654931        4,790.7314
  01/01/2008    to  12/31/2008       19.654931        11.860654        5,319.2526
  01/01/2009    to  12/31/2009       11.860654        13.144101        5,373.3100
  01/01/2010    to  12/31/2010       13.144101        15.664925        5,332.7165
  01/01/2011    to  12/31/2011       15.664925        16.233312        3,813.7350
============   ==== ==========       =========        =========      ============
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345        10.908456          213.0512
  01/01/2002    to  12/31/2002       10.908456        11.591189       12,212.6757
  01/01/2003    to  12/31/2003       11.591189        12.533942       38,331.9147
  01/01/2004    to  04/30/2004       12.533942        12.484757       39,313.3293
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556        11.806694      115,275.7162
  01/01/2005    to  12/31/2005       11.806694        12.330450      161,329.3225
  01/01/2006    to  12/31/2006       12.330450        13.671249      288,347.4815
  01/01/2007    to  12/31/2007       13.671249        14.661070      181,191.0535
  01/01/2008    to  12/31/2008       14.661070         8.351138      155,208.2045
  01/01/2009    to  12/31/2009        8.351138        11.732152      138,554.2100
  01/01/2010    to  12/31/2010       11.732152        13.452354      145,468.9307
  01/01/2011    to  12/31/2011       13.452354        13.036443      122,075.6401
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597        11.933961        3,049.3156
  01/01/2002    to  12/31/2002       11.933961         7.752653        4,018.9385
  01/01/2003    to  12/31/2003        7.752653         9.893753       23,349.1683
  01/01/2004    to  04/30/2004        9.893753        10.084335       22,866.3059
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787        12.576934       16,643.5192
  01/01/2002    to  12/31/2002       12.576934         8.609956       49,124.8941
  01/01/2003    to  12/31/2003        8.609956        11.208363      169,795.7266
  01/01/2004    to  12/31/2004       11.208363        11.351579      321,609.0870
  01/01/2005    to  12/31/2005       11.351579        11.763177      348,692.3678
  01/01/2006    to  04/30/2006       11.763177        12.273593      349,028.7031
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.175146        15.560513          158.6289
  01/01/2008    to  12/31/2008       15.560513         9.750963          151.3195
  01/01/2009    to  12/31/2009        9.750963        13.308948           73.8000
  01/01/2010    to  12/31/2010       13.308948        17.633597           67.6507
  01/01/2011    to  12/31/2011       17.633597        17.626057            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES
II))
  04/10/2001    to  12/31/2001        9.865125         9.553958        2,652.5037
  01/01/2002    to  12/31/2002        9.553958         6.243156        4,457.2535
  01/01/2003    to  12/31/2003        6.243156         8.151985        1,810.2431
  01/01/2004    to  12/31/2004        8.151985         8.888694        1,823.8641
  01/01/2005    to  12/31/2005        8.888694         9.347852        1,529.7055
  01/01/2006    to  12/31/2006        9.347852         9.665065          243.6568
  01/01/2007    to  04/27/2007        9.665065        10.339877            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163        12.792619       44,535.0641
  01/01/2005    to  12/31/2005       12.792619        13.911464       44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703       39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368       31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987       29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768       27,287.3700
  01/01/2010    to  12/31/2010       12.970768        17.155450       19,354.8764
  01/01/2011    to  12/31/2011       17.155450        17.093865       19,290.9924
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.161685        7,983.9256
  01/01/2002    to  12/31/2002       12.161685         8.518278       13,887.0265
  01/01/2003    to  12/31/2003        8.518278        11.482618       33,200.4084
  01/01/2004    to  04/30/2004       11.482618        11.683449       42,118.1236
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.961102        18.990743       23,960.4983
  01/01/2005    to  12/31/2005       18.990743        19.130722       24,111.4899
  01/01/2006    to  12/31/2006       19.130722        19.697047       23,988.6400
  01/01/2007    to  12/31/2007       19.697047        20.060276       15,670.9445
  01/01/2008    to  12/31/2008       20.060276        16.702254       14,289.2433
  01/01/2009    to  12/31/2009       16.702254        21.636289       12,885.0700
  01/01/2010    to  12/31/2010       21.636289        23.897233       11,853.1904
  01/01/2011    to  12/31/2011       23.897233        24.841662       11,559.5784
============   ==== ==========       =========        =========      ============
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112         9.924556        2,341.6415
  01/01/2002    to  12/31/2002        9.924556         9.631487        7,616.5421
  01/01/2003    to  12/31/2003        9.631487        11.629367       19,232.4247
  01/01/2004    to  12/31/2004       11.629367        12.513638       16,689.5435
  01/01/2005    to  12/31/2005       12.513638        12.798080       32,595.3996
  01/01/2006    to  12/31/2006       12.798080        13.714983       39,844.4490
  01/01/2007    to  12/31/2007       13.714983        13.941628       29,514.0131
  01/01/2008    to  12/31/2008       13.941628        10.473103       30,740.5388
  01/01/2009    to  12/31/2009       10.473103        14.428137       26,794.0700
  01/01/2010    to  12/31/2010       14.428137        16.220596       23,959.1280
  01/01/2011    to  12/31/2011       16.220596        16.463990       20,947.3074
============   ==== ==========       =========        =========      ============
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695        11.315125        4,281.6375
  01/01/2002    to  12/31/2002       11.315125        11.897675       67,520.7006
  01/01/2003    to  12/31/2003       11.897675        11.960083      114,269.0880
  01/01/2004    to  12/31/2004       11.960083        11.961732      107,724.0531
  01/01/2005    to  12/31/2005       11.961732        11.867987       85,883.1782
  01/01/2006    to  12/31/2006       11.867987        12.120524       88,099.4950
  01/01/2007    to  12/31/2007       12.120524        12.780874       84,160.1456
  01/01/2008    to  12/31/2008       12.780874        12.499825      110,824.8541
  01/01/2009    to  12/31/2009       12.499825        13.912225      105,908.8100
  01/01/2010    to  12/31/2010       13.912225        14.386725      109,191.0070
  01/01/2011    to  12/31/2011       14.386725        14.287350       93,933.7013
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710         8.085799        6,794.1892
  01/01/2002    to  12/31/2002        8.085799         6.335664       12,948.1232
  01/01/2003    to  12/31/2003        6.335664         8.113168       29,291.2961
  01/01/2004    to  12/31/2004        8.113168         8.829449       21,658.9630
  01/01/2005    to  12/31/2005        8.829449         8.974888       15,196.9689
  01/01/2006    to  12/31/2006        8.974888        10.128622       11,540.9034
  01/01/2007    to  12/31/2007       10.128622        10.629051       11,368.9046
  01/01/2008    to  12/31/2008       10.629051         5.988695        3,910.3153
  01/01/2009    to  07/17/2009        5.988695         5.944169            0.0000
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.016462        12.465835          572.6625
  01/01/2011    to  12/31/2011       12.465835        11.621520       10,711.6126
============   ==== ==========       =========        =========       ===========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.886743        11.004394        3,329.9013
  01/01/2002    to  12/31/2002       11.004394         7.500515       75,083.7786
  01/01/2003    to  12/31/2003        7.500515         9.810046       19,445.8132
  01/01/2004    to  12/31/2004        9.810046        11.427320       12,028.4808
  01/01/2005    to  12/31/2005       11.427320        12.587676        9,213.1932
  01/01/2006    to  12/31/2006       12.587676        13.037754        6,174.1131
  01/01/2007    to  12/31/2007       13.037754        13.291656        5,784.1932
  01/01/2008    to  12/31/2008       13.291656         7.108215        3,547.7018
  01/01/2009    to  12/31/2009        7.108215         9.686538        3,402.3300
  01/01/2010    to  09/24/2010        9.686538        11.054229            0.0000
============   ==== ==========       =========        =========       ===========
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001    to  12/31/2001       11.799539        12.207514          893.5008
  01/01/2002    to  12/31/2002       12.207514        12.955100       10,543.3155
  01/01/2003    to  12/31/2003       12.955100        13.011200        7,785.8950
  01/01/2004    to  12/31/2004       13.011200        13.257919        6,921.2955
  01/01/2005    to  12/31/2005       13.257919        13.357193        5,361.4223
  01/01/2006    to  12/31/2006       13.357193        13.665722        4,941.5038
  01/01/2007    to  12/31/2007       13.665722        14.219370        4,079.0467
  01/01/2008    to  12/31/2008       14.219370        14.654247        3,452.8266
  01/01/2009    to  12/31/2009       14.654247        15.555545        3,161.0800
  01/01/2010    to  12/31/2010       15.555545        16.288569        3,244.6122
  01/01/2011    to  12/31/2011       16.288569        17.193088        1,960.5250
============   ==== ==========       =========        =========       ===========

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698167         7.594535        2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153        1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306        1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473        1,330,524.7197
============   ==== ==========       =========        =========       ===============
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.930000        10.308659        1,239,595.4628
  01/01/2007    to  12/31/2007       10.308659        11.013769        1,420,878.2105
  01/01/2008    to  11/07/2008       11.013769         6.656614                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.332647         8.277530       17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553       17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689       16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801       15,303,664.1037
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.960000        10.194751          580,987.0175
  01/01/2007    to  12/31/2007       10.194751        10.654766        1,286,017.5048
  01/01/2008    to  11/07/2008       10.654766         7.308650                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.570853        11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693        1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616        2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861        3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574        3,096,012.1286
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.040775         7.953419       16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676       15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582       13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780       12,854,262.5677
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.950000        10.231021          468,496.4610
  01/01/2007    to  12/31/2007       10.231021        10.845714        1,032,987.8457
  01/01/2008    to  11/07/2008       10.845714         6.899862                0.0000
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.979421        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
============   ==== ==========       =========        =========        ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





CLASS B





                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353         9.553604        664,625.8199
  01/01/2002    to  12/31/2002        9.553604         7.944031        568,164.5820
  01/01/2003    to  12/31/2003        7.944031        10.110304        476,838.2297
  01/01/2004    to  12/31/2004       10.110304        12.362600        396,902.1394
  01/01/2005    to  12/31/2005       12.362600        14.376903         66,070.9012
  01/01/2006    to  12/31/2006       14.376903        18.180489         68,472.2828
  01/01/2007    to  12/31/2007       18.180489        20.559009         49,045.1493
  01/01/2008    to  12/31/2008       20.559009        12.089678         39,057.5895
  01/01/2009    to  12/31/2009       12.089678        16.123098         29,914.2300
  01/01/2010    to  12/31/2010       16.123098        17.944243         25,658.5638
  01/01/2011    to  12/31/2011       17.944243        16.502309         20,197.6082
============   ==== ==========      ==========       ==========        ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.996230        25.897358            637.1521
  01/01/2007    to  12/31/2007       25.897358        29.327190         31,550.3058
  01/01/2008    to  12/31/2008       29.327190        17.816451         42,840.2070
  01/01/2009    to  12/31/2009       17.816451        25.001149         42,063.4800
  01/01/2010    to  12/31/2010       25.001149        27.549595         43,756.5613
  01/01/2011    to  12/31/2011       27.549595        24.753205         37,263.4254
============   ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.991996        16.195181          2,636.0768
  01/01/2009    to  12/31/2009       16.195181        25.759215          7,106.8100
  01/01/2010    to  12/31/2010       25.759215        31.094880          7,742.4220
  01/01/2011    to  12/31/2011       31.094880        24.792918          8,354.7054
============   ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      168.747676        97.573231          2,637.5240
  01/01/2009    to  12/31/2009       97.573231       134.137714          6,155.7400
  01/01/2010    to  12/31/2010      134.137714       156.984055          8,384.3304
  01/01/2011    to  12/31/2011      156.984055       148.185068          7,102.3029
============   ==== ==========      ==========       ==========        ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.918168        124,344.3071
  01/01/2002    to  12/31/2002        8.918168         7.161705        343,127.8534
  01/01/2003    to  12/31/2003        7.161705         9.337160        888,830.8003
  01/01/2004    to  12/31/2004        9.337160        10.912970      2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970        11.856027      2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027        14.198986      1,712,855.8537
  01/01/2007    to  12/31/2007       14.198986        16.164643      1,094,311.3935
  01/01/2008    to  12/31/2008       16.164643         9.503099        930,983.3379
  01/01/2009    to  12/31/2009        9.503099        12.842236        856,851.5200
  01/01/2010    to  12/31/2010       12.842236        13.728420        784,849.5232
  01/01/2011    to  12/31/2011       13.728420        12.098150        691,218.7736
============   ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.423572        18.188601          5,115.8100
  01/01/2010    to  12/31/2010       18.188601        20.764713          5,191.6772
  01/01/2011    to  12/31/2011       20.764713        20.956683         11,424.5807
============   ==== ==========       =========        =========      ==============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.081403         8.476756          1,213.6500
  01/01/2010    to  12/31/2010        8.476756         9.392538          2,752.8959
  01/01/2011    to  12/31/2011        9.392538         9.278453          1,076.5609
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.145432         9.375546        898,902.5035
  01/01/2009    to  12/31/2009        9.375546        12.456502        850,762.0600
  01/01/2010    to  12/31/2010       12.456502        14.261852        725,773.5792
  01/01/2011    to  12/31/2011       14.261852        13.278301        627,471.1486
============   ==== ==========       =========        =========      ==============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.277076         9.843513          1,377.2908
  01/01/2009    to  12/31/2009        9.843513        12.499594          5,064.7600
  01/01/2010    to  12/31/2010       12.499594        14.698521          7,082.1213
  01/01/2011    to  12/31/2011       14.698521        12.992729          5,391.8162
============   ==== ==========       =========        =========      ==============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.140791         82,635.2154
  01/01/2002    to  12/31/2002       17.140791        12.656819        155,704.3180
  01/01/2003    to  04/24/2003       12.656819        13.147480        160,967.6375
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.512950          55,985.1519
  01/01/2002    to  12/31/2002       10.512950         8.654755          90,565.8220
  01/01/2003    to  04/24/2003        8.654755         8.409175          92,264.6800
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.676092        15.683126         238,549.1532
  01/01/2008    to  12/31/2008       15.683126         9.541425         224,016.7438
  01/01/2009    to  12/31/2009        9.541425        12.867595         203,177.1000
  01/01/2010    to  12/31/2010       12.867595        15.589341         184,524.9258
  01/01/2011    to  12/31/2011       15.589341        14.561957         161,598.5269
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.261437          15,163.7089
  01/01/2002    to  12/31/2002       14.261437        11.082847          74,302.4014
  01/01/2003    to  12/31/2003       11.082847        14.019403          76,164.4938
  01/01/2004    to  12/31/2004       14.019403        16.357674          73,351.1346
  01/01/2005    to  12/31/2005       16.357674        17.709541          73,011.7709
  01/01/2006    to  12/31/2006       17.709541        20.017152          83,759.6956
  01/01/2007    to  04/27/2007       20.017152        21.761503               0.0000
============   ==== ==========       =========        =========       ==============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.399082        12.073431               0.0000
  01/01/2007    to  04/27/2007       12.073431        13.336444               0.0000
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.487126         7.692749       3,247,343.5164
============   ==== ==========       =========        =========       ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.417047        11.167932       2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932        10.361388       1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388         4.636803       1,882,751.0198
  01/01/2009    to  12/31/2009        4.636803         6.308458       1,900,175.9400
  01/01/2010    to  12/31/2010        6.308458         6.677074       1,705,574.4558
  01/01/2011    to  04/29/2011        6.677074         7.099800               0.0000
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.286021        908,439.4110
  01/01/2003    to  12/31/2003        8.286021         9.930208      3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208        10.885772      2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772        11.475744      2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744        11.993749      2,261,675.0287
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333        13.978494        427,018.4732
  01/01/2002    to  12/31/2002       13.978494        13.705136      1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136        16.103871      2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871        17.176230      1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230        17.191034      3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034        18.503458      2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458        19.439891      2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891        15.602834      1,972,521.5350
  01/01/2009    to  12/31/2009       15.602834        21.043810      1,814,859.2100
  01/01/2010    to  12/31/2010       21.043810        23.441889      1,584,525.2231
  01/01/2011    to  12/31/2011       23.441889        24.147479      1,220,739.4138
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.992867        202,171.8531
  01/01/2004    to  12/31/2004       11.992867        13.922739        611,462.3143
  01/01/2005    to  12/31/2005       13.922739        14.271853        346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224        356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.607266        100,477.5549
  01/01/2002    to  12/31/2002       10.607266         7.412032        253,970.1795
  01/01/2003    to  04/25/2003        7.412032         7.526499        250,998.5575
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.457790        428,822.3630
  01/01/2002    to  12/31/2002       17.457790        15.565227      1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227        19.320918      2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918        23.719979      3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979        25.273416      3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416        27.957521      2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521        27.732058      2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058        16.742026      1,991,599.9433
  01/01/2009    to  12/31/2009       16.742026        20.889916      1,789,583.2400
  01/01/2010    to  12/31/2010       20.889916        25.858287      1,544,524.0034
  01/01/2011    to  12/31/2011       25.858287        24.556513      1,324,837.8687
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.992867        202,171.8531
  01/01/2004    to  12/31/2004       11.992867        13.922739        611,462.3143
  01/01/2005    to  12/31/2005       13.922739        14.271853        346,671.2497
  01/01/2006    to  12/31/2006       14.271853        16.150224        356,583.2946
  01/01/2007    to  04/27/2007       16.150224        17.207373              0.0000
============   ==== ==========       =========        =========      ==============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2001    to  12/31/2001       14.746962        11.183281      3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281         8.341693      3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693        10.654094      2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094        11.201681      2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681        12.022461        302,133.2442
  01/01/2006    to  12/31/2006       12.022461        12.602674        262,539.9468
  01/01/2007    to  04/27/2007       12.602674        13.454401              0.0000
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007         22,478.3298
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         6.600141         31,595.2696
  01/01/2009    to  12/31/2009        6.600141         8.127948        100,837.2700
  01/01/2010    to  12/31/2010        8.127948         8.898507        109,535.3959
  01/01/2011    to  12/31/2011        8.898507         8.727061        104,082.0641
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         7.033638           4,497.7500
  01/01/2009    to  12/31/2009        7.033638         8.916144           9,115.4400
  01/01/2010    to  12/31/2010        8.916144         9.675478          53,016.3512
  01/01/2011    to  12/31/2011        9.675478         9.373272          61,226.0577
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.788310        12.200953               0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877               0.0000
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466         6.569280           7,784.9071
  01/01/2009    to  12/31/2009        6.569280         8.591113          18,647.4400
  01/01/2010    to  12/31/2010        8.591113         9.120547          13,964.0239
  01/01/2011    to  12/31/2011        9.120547         8.373692          90,429.4051
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       12.599543        12.947524          38,125.0350
  01/01/2002    to  12/31/2002       12.947524        10.406767          74,312.0960
  01/01/2003    to  12/31/2003       10.406767        13.560020          72,296.4548
  01/01/2004    to  12/31/2004       13.560020        15.513927          66,642.9853
  01/01/2005    to  12/31/2005       15.513927        16.654863          61,346.2509
  01/01/2006    to  12/31/2006       16.654863        20.005792          78,123.9879
  01/01/2007    to  12/31/2007       20.005792        20.189157          86,591.4665
  01/01/2008    to  12/31/2008       20.189157        11.481842          70,704.2828
  01/01/2009    to  12/31/2009       11.481842        14.843788          57,382.9500
  01/01/2010    to  12/31/2010       14.843788        15.719856          51,837.0673
  01/01/2011    to  12/31/2011       15.719856        17.538619               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533       1,102,739.6876
  01/01/2009    to  12/31/2009        6.189533        10.311678       1,018,045.0200
  01/01/2010    to  12/31/2010       10.311678        12.573888         892,372.3645
  01/01/2011    to  12/31/2011       12.573888        10.080204         807,068.1927
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.381159           1,897.7385
  01/01/2002    to  12/31/2002        8.381159         7.289280         169,447.2031
  01/01/2003    to  12/31/2003        7.289280         9.491245         391,993.5801
  01/01/2004    to  12/31/2004        9.491245        11.189560       2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560        12.850864       3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864        16.047013       2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775        10.197634       1,899,633.7142
  01/01/2009    to  12/31/2009       10.197634        13.236719       1,720,344.5400
  01/01/2010    to  12/31/2010       13.236719        14.548673       1,551,526.9124
  01/01/2011    to  12/31/2011       14.548673        12.816060       1,361,315.7117
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000         8.819461         259,338.4711
  01/01/2002    to  12/31/2002        8.819461         6.573580         789,242.1568
  01/01/2003    to  12/31/2003        6.573580         8.796747       1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747         9.753649       1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649        10.059071       1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071        10.749914       1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914        13.088605         962,079.3573
  01/01/2008    to  12/31/2008       13.088605         6.872158         820,745.1277
  01/01/2009    to  12/31/2009        6.872158        10.657745         735,115.9400
  01/01/2010    to  12/31/2010       10.657745        13.881861         635,207.3291
  01/01/2011    to  12/31/2011       13.881861        12.741688         528,116.2523
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.946876         8.628835       1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835         9.157247       1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247        10.319460       1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460         5.500886       1,031,663.6827
  01/01/2009    to  12/31/2009        5.500886         7.795018         920,357.3200
  01/01/2010    to  12/31/2010        7.795018         8.408984         800,021.1003
  01/01/2011    to  12/31/2011        8.408984         8.177831         702,653.3920
============   ==== ==========       =========        =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.664535        12.090485        8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485        12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831        12.564918        6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918        13.326509        4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509        13.194597        4,115,797.8116
  01/01/2009    to  12/31/2009       13.194597        15.356937        3,882,929.9700
  01/01/2010    to  12/31/2010       15.356937        16.380770        3,609,585.9066
  01/01/2011    to  12/31/2011       16.380770        16.665641        3,158,874.8786
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.144355           10,640.9254
  01/01/2002    to  12/31/2002       10.144355        12.118940           21,618.6249
  01/01/2003    to  12/31/2003       12.118940        14.631923           18,813.9345
  01/01/2004    to  04/30/2004       14.631923        14.243593           18,787.5433
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.402074          227,671.1262
  01/01/2002    to  12/31/2002       13.402074        14.351445        1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445        14.683714        2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714        15.066905        2,618,055.6020
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.232689        19.692998            1,061.0685
  01/01/2007    to  12/31/2007       19.692998        20.389610            1,920.2283
  01/01/2008    to  12/31/2008       20.389610        13.503357            2,728.7651
  01/01/2009    to  12/31/2009       13.503357        16.496076          309,507.3500
  01/01/2010    to  12/31/2010       16.496076        18.905667          269,289.3650
  01/01/2011    to  12/31/2011       18.905667        17.795573          230,997.2588
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.816345          798,167.6789
  01/01/2003    to  12/31/2003        7.816345        10.593988        1,666,013.0533
  01/01/2004    to  12/31/2004       10.593988        11.387381        2,566,299.7340
  01/01/2005    to  12/31/2005       11.387381        11.847505        1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505        12.832183        1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183        12.611970        1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970         7.411236        1,539,768.7032
  01/01/2009    to  12/31/2009        7.411236         7.328008                0.0000
  01/01/2010    to  12/31/2010        7.328008         7.328008                0.0000
  01/01/2011    to  12/31/2011        7.328008         7.328008                0.0000
============   ==== ==========       =========        =========        ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620        15.718285        179,467.1331
  01/01/2002    to  12/31/2002       15.718285        11.496546        291,787.8619
  01/01/2003    to  12/31/2003       11.496546        15.100620        313,107.6457
  01/01/2004    to  11/19/2004       15.100620        16.257344        316,894.3682
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.498247        19.215033          1,321.4963
  01/01/2007    to  12/31/2007       19.215033        20.205784          8,016.5064
  01/01/2008    to  12/31/2008       20.205784        17.783915         11,457.4822
  01/01/2009    to  12/31/2009       17.783915        23.339258         11,398.8100
  01/01/2010    to  12/31/2010       23.339258        25.817038         12,605.5013
  01/01/2011    to  12/31/2011       25.817038        26.382895         13,872.2609
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.105854        10.003688        337,070.0300
  01/01/2010    to  12/31/2010       10.003688        11.260907        415,301.1672
  01/01/2011    to  12/31/2011       11.260907        10.868245        404,144.2941
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.805560        10.555519        568,420.8200
  01/01/2010    to  12/31/2010       10.555519        11.682751        500,424.4526
  01/01/2011    to  12/31/2011       11.682751        11.642906        509,016.8278
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.720714        12.964097        136,722.3700
  01/01/2010    to  12/31/2010       12.964097        13.776063        139,449.1644
  01/01/2011    to  12/31/2011       13.776063        15.098543        122,946.6354
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728      1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728        12.688022      1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022        14.123929      2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929        15.207568      1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568         8.697349      1,365,435.5781
  01/01/2009    to  12/31/2009        8.697349        12.267470      1,233,179.5400
  01/01/2010    to  12/31/2010       12.267470        14.122483      1,067,736.8364
  01/01/2011    to  12/31/2011       14.122483        13.740600        911,275.1699
============   ==== ==========       =========        =========      ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       13.874050        13.305369          115,925.2441
   01/01/2002                             to  12/31/2002       13.305369        10.077786          247,915.3062
   01/01/2003                             to  12/31/2003       10.077786        12.615636          246,863.3748
   01/01/2004                             to  04/30/2004       12.615636        12.630169          242,758.0605
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004                             to  12/31/2004       43.409333        48.171871       17,755,835.6527
   01/01/2005                             to  12/31/2005       48.171871        49.250312          663,334.8802
   01/01/2006                             to  12/31/2006       49.250312        57.322718          549,747.6577
   01/01/2007                             to  12/31/2007       57.322718        58.790098          462,648.1547
   01/01/2008                             to  12/31/2008       58.790098        36.989355          408,615.4821
   01/01/2009                             to  12/31/2009       36.989355        43.286415          373,523.2900
   01/01/2010                             to  12/31/2010       43.286415        50.081055          334,645.6953
   01/01/2011                             to  12/31/2011       50.081055        47.525399          290,480.7679
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES I))
   01/01/2001                             to  12/31/2001       14.080792        12.153563        6,321,722.1292
   01/01/2002                             to  12/31/2002       12.153563         8.357993        5,277,323.5450
   01/01/2003                             to  12/31/2003        8.357993        10.308953        4,466,130.8709
   01/01/2004                             to  04/30/2004       10.308953        10.119601          607,173.0361
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMLERY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.833047         8.340204           36,078.3700
   01/01/2003                             to  12/31/2003        8.340204        10.266421           72,957.4716
   01/01/2004                             to  04/30/2004       10.266421        10.067069           77,912.3154
=============                            ==== ==========       =========        =========       ===============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       39.912615        41.392944        684,910.9575
  01/01/2002    to  12/31/2002       41.392944        33.421284      1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284        43.085314      2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314        47.857828      3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828        48.795052      3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052        56.676303      2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303        57.963907      2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907        36.390485      1,902,966.3943
  01/01/2009    to  12/31/2009       36.390485        42.484860      1,677,205.1000
  01/01/2010    to  12/31/2010       42.484860        49.024477      1,488,563.8264
  01/01/2011    to  12/31/2011       49.024477        46.405570      1,307,682.1382
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN TEMPLETON)
MUTUAL
 SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.232460        244,139.7749
  01/01/2002    to  12/31/2002       12.232460        10.637552        788,350.8203
  01/01/2003    to  12/31/2003       10.637552        13.127728      1,149,118.8134
  01/01/2004    to  04/30/2004       13.127728        13.339526      1,161,540.2930
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME
 SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.579412        11.222898         50,584.1475
  01/01/2002    to  12/31/2002       11.222898         8.965451        101,301.4628
  01/01/2003    to  12/31/2003        8.965451        11.261659        156,210.8452
  01/01/2004    to  12/31/2004       11.261659        12.338602        143,452.9459
  01/01/2005    to  12/31/2005       12.338602        12.803698        121,771.8162
  01/01/2006    to  12/31/2006       12.803698        14.635138        100,475.7681
  01/01/2007    to  12/31/2007       14.635138        13.559101         91,862.4833
  01/01/2008    to  12/31/2008       13.559101         8.196072         68,269.2161
  01/01/2009    to  12/31/2009        8.196072        10.491570         65,403.4300
  01/01/2010    to  04/30/2010       10.491570        11.209019              0.0000
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         8.236645           2,342.3926
  01/01/2002    to  12/31/2002        8.236645         4.545270         267,097.9707
  01/01/2003    to  12/31/2003        4.545270         6.124338       1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338         7.115346       3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346         8.043025       3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025         8.420410       2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410         9.767155       1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155         5.802712       1,368,774.0508
  01/01/2009    to  12/31/2009        5.802712         8.323983       1,271,141.6700
  01/01/2010    to  12/31/2010        8.323983        10.480662       1,096,246.7216
  01/01/2011    to  12/31/2011       10.480662        10.164966         936,112.4789
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126         322,317.8493
  01/01/2005    to  12/31/2005       13.200126        14.411949         294,096.7410
  01/01/2006    to  12/31/2006       14.411949        14.727785         257,991.3721
  01/01/2007    to  12/31/2007       14.727785        15.906297         229,887.7466
  01/01/2008    to  12/31/2008       15.906297         9.988194         198,964.6469
  01/01/2009    to  12/31/2009        9.988194        13.654627         189,293.9000
  01/01/2010    to  12/31/2010       13.654627        18.132218         178,492.0684
  01/01/2011    to  12/31/2011       18.132218        18.139410         152,937.8073
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.198150          68,610.0538
  01/01/2002    to  12/31/2002       12.198150         8.578154         166,184.2882
  01/01/2003    to  12/31/2003        8.578154        11.609599         314,450.3439
  01/01/2004    to  04/30/2004       11.609599        11.828180         369,411.1199
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849        10.475896         751,080.0917
  01/01/2006    to  12/31/2006       10.475896        11.989012         861,814.3818
  01/01/2007    to  12/31/2007       11.989012        11.526833         562,462.6008
  01/01/2008    to  12/31/2008       11.526833         7.284283         479,137.1863
  01/01/2009    to  12/31/2009        7.284283         9.091671         470,628.1100
  01/01/2010    to  12/31/2010        9.091671        10.297003         429,712.7986
  01/01/2011    to  12/31/2011       10.297003        10.003552         372,244.5892
============   ==== ==========       =========        =========       ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.622994        739,828.4544
  01/01/2004    to  12/31/2004       12.622994        14.684894        587,560.4483
  01/01/2005    to  12/31/2005       14.684894        17.028072        487,634.3940
  01/01/2006    to  12/31/2006       17.028072        19.516872        369,894.8808
  01/01/2007    to  12/31/2007       19.516872        21.181830        237,900.4983
  01/01/2008    to  12/31/2008       21.181830        11.645978        233,944.9914
  01/01/2009    to  12/31/2009       11.645978        13.997455        245,727.7800
  01/01/2010    to  12/31/2010       13.997455        14.749953        236,344.4745
  01/01/2011    to  12/31/2011       14.749953        11.616925        214,734.2561
============   ==== ==========       =========        =========      ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.994946        45.187527        183,962.7720
  01/01/2006    to  12/31/2006       45.187527        46.404498        181,627.5359
  01/01/2007    to  12/31/2007       46.404498        48.511491         77,062.2091
  01/01/2008    to  12/31/2008       48.511491        46.082096         67,919.6938
  01/01/2009    to  12/31/2009       46.082096        49.614569         66,289.4300
  01/01/2010    to  12/31/2010       49.614569        52.872659         64,680.4054
  01/01/2011    to  12/31/2011       52.872659        55.426490         57,357.3936
============   ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.006542        11.357631        158,964.4200
  01/01/2010    to  12/31/2010       11.357631        13.419616        160,666.6038
  01/01/2011    to  12/31/2011       13.419616        12.049544        135,978.0988
============   ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.582037        16.299852        196,512.1398
  01/01/2008    to  12/31/2008       16.299852         9.218816        156,944.7812
  01/01/2009    to  05/01/2009        9.218816         8.767882              0.0000
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131        10.067108        652,838.7189
  01/01/2006    to  12/31/2006       10.067108        10.379339      1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339        10.726990      1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990        10.852384      2,369,639.8651
  01/01/2009    to  12/31/2009       10.852384        10.728603      1,271,921.9100
  01/01/2010    to  12/31/2010       10.728603        10.579444        827,032.2547
  01/01/2011    to  12/31/2011       10.579444        10.432759        800,182.8141
============   ==== ==========       =========        =========      ==============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000        10.154282        279,466.3573
  01/01/2002    to  12/31/2002       10.154282        10.122875        703,780.8875
  01/01/2003    to  12/31/2003       10.122875        10.025490        721,421.2419
  01/01/2004    to  12/31/2004       10.025490         9.949131        552,205.4002
  01/01/2005    to  04/30/2005        9.949131         9.962144              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594        10.156586          7,447.8775
  01/01/2002    to  12/31/2002       10.156586         8.357717        735,007.2177
  01/01/2003    to  12/31/2003        8.357717        10.774657      3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657        11.914458      5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458        12.940186      4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186        14.599039      3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039        15.032974      2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974         8.974351      2,343,989.2321
  01/01/2009    to  12/31/2009        8.974351        11.666208      2,209,612.0000
  01/01/2010    to  12/31/2010       11.666208        12.863512      1,986,424.9432
  01/01/2011    to  12/31/2011       12.863512        12.154912      1,693,422.9569
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.767628        11.732904      1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904        11.862235        943,781.8552
  01/01/2007    to  12/31/2007       11.862235        13.028539        541,093.0646
  01/01/2008    to  12/31/2008       13.028539         8.151742        512,829.9413
  01/01/2009    to  12/31/2009        8.151742        11.218662        455,668.4700
  01/01/2010    to  12/31/2010       11.218662        12.314380        431,137.9917
  01/01/2011    to  12/31/2011       12.314380        12.170454        363,797.3759
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.731978         62,193.1299
  01/01/2004    to  12/31/2004       11.731978        12.108329         91,991.4412
  01/01/2005    to  04/30/2005       12.108329        11.137070              0.0000
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.561403        11.176208        279,360.3341
  01/01/2008    to  12/31/2008       11.176208         6.467885        269,026.5994
  01/01/2009    to  12/31/2009        6.467885         8.270691        249,470.7800
  01/01/2010    to  12/31/2010        8.270691        10.712388        211,043.0950
  01/01/2011    to  12/31/2011       10.712388        10.853762        172,959.0012
============   ==== ==========       =========        =========      ==============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.713153        14.264505        5,823.4100
  01/01/2010    to  12/31/2010       14.264505        17.243796        8,699.6544
  01/01/2011    to  12/31/2011       17.243796        14.240851        5,765.4832
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.123353      503,350.9232
  01/01/2003    to  12/31/2003        9.123353        10.501575      828,430.4620
  01/01/2004    to  12/31/2004       10.501575        11.493282      924,868.6720
  01/01/2005    to  12/31/2005       11.493282        11.657051      620,232.2080
  01/01/2006    to  12/31/2006       11.657051        12.867217      599,012.5193
  01/01/2007    to  12/31/2007       12.867217        13.209784      569,525.9290
  01/01/2008    to  12/31/2008       13.209784        10.114637      484,924.5747
  01/01/2009    to  12/31/2009       10.114637        11.799634      448,795.2600
  01/01/2010    to  12/31/2010       11.799634        12.775706      401,419.8278
  01/01/2011    to  12/31/2011       12.775706        12.870452      353,499.8014
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.982457        11.145871        7,070.1581
  01/01/2009    to  12/31/2009       11.145871        13.253374       14,732.4200
  01/01/2010    to  12/31/2010       13.253374        14.530243       23,267.6144
  01/01/2011    to  12/31/2011       14.530243        14.420207       28,797.0102
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.365585        16.824885       16,865.1203
  01/01/2006    to  12/31/2006       16.824885        19.304552       44,608.5775
  01/01/2007    to  12/31/2007       19.304552        20.226655       56,892.9112
  01/01/2008    to  12/31/2008       20.226655        11.855415       45,162.6395
  01/01/2009    to  12/31/2009       11.855415        16.343625       41,975.9500
  01/01/2010    to  12/31/2010       16.343625        18.683400       40,065.1329
  01/01/2011    to  12/31/2011       18.683400        16.875548       28,798.6598
============   ==== ==========       =========        =========      ============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.037577       79,684.9355
  01/01/2004    to  12/31/2004       12.037577        13.272548      179,474.3023
  01/01/2005    to  12/31/2005       13.272548        13.809168      109,463.1126
  01/01/2006    to  12/31/2006       13.809168        16.183832      117,689.0897
  01/01/2007    to  12/31/2007       16.183832        16.466350      122,252.2043
  01/01/2008    to  12/31/2008       16.466350        11.180272       95,573.7492
  01/01/2009    to  12/31/2009       11.180272        14.051174       71,605.3100
  01/01/2010    to  12/31/2010       14.051174        15.602673       64,392.3712
  01/01/2011    to  12/31/2011       15.602673        15.681839       53,149.4556
============   ==== ==========       =========        =========      ============

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.455111        13.042619        384,247.6498
  01/01/2007    to  12/31/2007       13.042619        13.231586        317,277.2361
  01/01/2008    to  12/31/2008       13.231586         7.722094      3,840,682.0826
  01/01/2009    to  12/31/2009        7.722094        10.100668      3,504,983.5700
  01/01/2010    to  12/31/2010       10.100668        11.603880      3,319,453.8282
  01/01/2011    to  12/31/2011       11.603880        10.781962      2,974,570.0289
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.514026        12.126242      1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242        12.540561      1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561         8.416529      8,740,591.3600
  01/01/2009    to  12/31/2009        8.416529        10.651271      8,415,942.3600
  01/01/2010    to  12/31/2010       10.651271        11.930159      7,953,369.5881
  01/01/2011    to  12/31/2011       11.930159        11.564314      7,265,321.2544
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705        213,482.6632
  01/01/2007    to  12/31/2007       11.159705        11.655090        895,535.4789
  01/01/2008    to  12/31/2008       11.655090         9.119270        956,263.2877
  01/01/2009    to  12/31/2009        9.119270        11.052490      1,056,137.4600
  01/01/2010    to  12/31/2010       11.052490        12.087115        947,386.9188
  01/01/2011    to  12/31/2011       12.087115        12.131028        933,875.1336
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.132810        12.785659      1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659        13.199806      1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806         8.086995      9,548,418.2379
  01/01/2009    to  12/31/2009        8.086995        10.374777      8,937,190.6700
  01/01/2010    to  12/31/2010       10.374777        11.815290      8,026,572.1466
  01/01/2011    to  12/31/2011       11.815290        11.200053      6,891,088.9527
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054        11.605616      1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616        12.153713      2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713         8.817939      2,457,699.5216
  01/01/2009    to  12/31/2009        8.817939        10.963654      2,467,051.0500
  01/01/2010    to  12/31/2010       10.963654        12.151831      2,401,709.9166
  01/01/2011    to  12/31/2011       12.151831        11.969236      2,310,722.6790
============   ==== ==========       =========        =========      ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.758789        25.648127          197.5775
  01/01/2007    to  12/31/2007       25.648127        29.015768        7,287.9249
  01/01/2008    to  12/31/2008       29.015768        17.609553       16,560.8155
  01/01/2009    to  12/31/2009       17.609553        24.686123       33,698.6800
  01/01/2010    to  12/31/2010       24.686123        27.175296       56,871.6009
  01/01/2011    to  12/31/2011       27.175296        24.392523       76,681.7296
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.673561        16.023082        4,775.8293
  01/01/2009    to  12/31/2009       16.023082        25.460029       13,393.2000
  01/01/2010    to  12/31/2010       25.460029        30.703040       22,480.2509
  01/01/2011    to  12/31/2011       30.703040        24.456039       31,041.7147
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      164.707097        95.172164        1,817.9992
  01/01/2009    to  12/31/2009       95.172164       130.706105        6,031.5400
  01/01/2010    to  12/31/2010      130.706105       152.815227       11,308.1341
  01/01/2011    to  12/31/2011      152.815227       144.105982       12,893.7884
============   ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.241760        17.947491       10,116.6600
  01/01/2010    to  12/31/2010       17.947491        20.468988       13,452.9503
  01/01/2011    to  12/31/2011       20.468988        20.637627       11,490.2482
============   ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.003017         8.377402        1,790.7700
  01/01/2010    to  12/31/2010        8.377402         9.273180        8,112.7188
  01/01/2011    to  12/31/2011        9.273180         9.151405       12,188.8026
============   ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.077087         9.331819      119,385.5653
  01/01/2009    to  12/31/2009        9.331819        12.386008      123,328.4800
  01/01/2010    to  12/31/2010       12.386008        14.166987      105,430.5943
  01/01/2011    to  12/31/2011       14.166987        13.176814       96,052.4963
============   ==== ==========      ==========       ==========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.237418         9.807451            0.0000
  01/01/2009    to  12/31/2009        9.807451        12.441347        2,578.0700
  01/01/2010    to  12/31/2010       12.441347        14.615417        5,820.0796
  01/01/2011    to  12/31/2011       14.615417        12.906372        8,075.8486
============   ==== ==========      ==========       ==========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.605583        15.610081       81,786.3092
  01/01/2008    to  12/31/2008       15.610081         9.487441       83,560.4552
  01/01/2009    to  12/31/2009        9.487441        12.782003       74,735.6300
  01/01/2010    to  12/31/2010       12.782003        15.470184       70,260.6369
  01/01/2011    to  12/31/2011       15.470184        14.436229       57,994.0082
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.568596        14.565078        2,066.9340
  01/01/2005    to  12/31/2005       14.565078        15.753095        9,231.8931
  01/01/2006    to  12/31/2006       15.753095        17.788034       15,288.6656
  01/01/2007    to  04/27/2007       17.788034        19.331836            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.387288        12.052945            0.0000
  01/01/2007    to  04/27/2007       12.052945        13.309480            0.0000
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.419433         7.626325      173,273.1284
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851        11.154963       12,360.1918
  01/01/2007    to  12/31/2007       11.154963        10.338948       19,293.1196
  01/01/2008    to  12/31/2008       10.338948         4.622100       35,030.7235
  01/01/2009    to  12/31/2009        4.622100         6.282167       48,245.5000
  01/01/2010    to  12/31/2010        6.282167         6.642605       14,163.6602
  01/01/2011    to  04/29/2011        6.642605         7.060846            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967        17.147561      305,895.0429
  01/01/2005    to  12/31/2005       17.147561        17.145239      406,319.8207
  01/01/2006    to  12/31/2006       17.145239        18.435781      361,235.0413
  01/01/2007    to  12/31/2007       18.435781        19.349333      361,612.0880
  01/01/2008    to  12/31/2008       19.349333        15.514573      322,654.8108
  01/01/2009    to  12/31/2009       15.514573        20.903878      347,416.7100
  01/01/2010    to  12/31/2010       20.903878        23.262748      326,466.1897
  01/01/2011    to  12/31/2011       23.262748        23.939057      252,962.8455
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654        13.899516       66,959.4099
  01/01/2005    to  12/31/2005       13.899516        14.233852      177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175      184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768        23.336992      169,864.5641
  01/01/2005    to  12/31/2005       23.336992        24.840578      427,820.2025
  01/01/2006    to  12/31/2006       24.840578        27.451333      490,929.7185
  01/01/2007    to  12/31/2007       27.451333        27.202590      468,634.0222
  01/01/2008    to  12/31/2008       27.202590        16.405880      450,031.9361
  01/01/2009    to  12/31/2009       16.405880        20.450020      452,727.7600
  01/01/2010    to  12/31/2010       20.450020        25.288496      398,233.5532
  01/01/2011    to  12/31/2011       25.288496        23.991438      359,872.7743
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654        13.899516       66,959.4099
  01/01/2005    to  12/31/2005       13.899516        14.233852      177,714.3705
  01/01/2006    to  12/31/2006       14.233852        16.091175      184,713.9656
  01/01/2007    to  04/27/2007       16.091175        17.138877            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946         9.760397        2,042.1156
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         6.595589       27,751.7725
  01/01/2009    to  12/31/2009        6.595589         8.114223       81,283.8900
  01/01/2010    to  12/31/2010        8.114223         8.874608      162,923.4627
  01/01/2011    to  12/31/2011        8.874608         8.694938      192,527.6359
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         7.028791      240,794.5202
  01/01/2009    to  12/31/2009        7.028791         8.901095      423,205.5200
  01/01/2010    to  12/31/2010        8.901095         9.649500      473,910.0378
  01/01/2011    to  12/31/2011        9.649500         9.338777      454,750.1250
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.776439        12.180591        2,433.6947
  01/01/2011    to  12/31/2011       12.180591        11.959925        2,591.8252
============   ==== ==========       =========        =========      ============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356         6.564751        3,300.0033
  01/01/2009    to  12/31/2009        6.564751         8.576608        6,987.2500
  01/01/2010    to  12/31/2010        8.576608         9.096055       13,252.8149
  01/01/2011    to  12/31/2011        9.096055         8.342866       38,087.7024
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.905742        18.684055       12,473.6892
  01/01/2007    to  12/31/2007       18.684055        18.836352       22,224.2986
  01/01/2008    to  12/31/2008       18.836352        10.701719       20,143.8381
  01/01/2009    to  12/31/2009       10.701719        13.821411       17,925.7300
  01/01/2010    to  12/31/2010       13.821411        14.622522       16,688.0760
  01/01/2011    to  04/29/2011       14.622522        16.309009            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450         6.172943      237,142.4606
  01/01/2009    to  12/31/2009        6.172943        10.273766      230,972.3400
  01/01/2010    to  12/31/2010       10.273766        12.515157      244,353.5359
  01/01/2011    to  12/31/2011       12.515157        10.023099      225,310.3343
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580        11.170897      341,872.9895
  01/01/2005    to  12/31/2005       11.170897        12.812338      466,828.0333
  01/01/2006    to  12/31/2006       12.812338        15.975005      468,956.9514
  01/01/2007    to  12/31/2007       15.975005        17.827392      353,861.6839
  01/01/2008    to  12/31/2008       17.827392        10.121297      331,023.4075
  01/01/2009    to  12/31/2009       10.121297        13.117935      304,202.6500
  01/01/2010    to  12/31/2010       13.117935        14.396532      283,004.0477
  01/01/2011    to  12/31/2011       14.396532        12.663042      268,894.1347
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346         9.716826       32,116.1204
  01/01/2005    to  12/31/2005        9.716826        10.011111       58,534.9431
  01/01/2006    to  12/31/2006       10.011111        10.687997       66,336.3304
  01/01/2007    to  12/31/2007       10.687997        13.000146       69,038.9889
  01/01/2008    to  12/31/2008       13.000146         6.818846       65,637.5654
  01/01/2009    to  12/31/2009        6.818846        10.564501       72,675.5000
  01/01/2010    to  12/31/2010       10.564501        13.746673       83,078.1180
  01/01/2011    to  12/31/2011       13.746673        12.605011       86,893.1584
============   ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.930965         8.605857        491,941.5275
  01/01/2006    to  12/31/2006        8.605857         9.123759        559,131.7120
  01/01/2007    to  12/31/2007        9.123759        10.271393        484,864.5554
  01/01/2008    to  12/31/2008       10.271393         5.469755        420,157.9012
  01/01/2009    to  12/31/2009        5.469755         7.743159        393,920.1800
  01/01/2010    to  12/31/2010        7.743159         8.344698        365,561.9551
  01/01/2011    to  12/31/2011        8.344698         8.107217        316,152.4774
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784        12.070302        627,605.8901
  01/01/2005    to  12/31/2005       12.070302        12.158353      1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353        12.518956      1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956        13.264424      1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424        13.119967        950,768.4695
  01/01/2009    to  12/31/2009       13.119967        15.254824      1,064,205.4200
  01/01/2010    to  12/31/2010       15.254824        16.255590      1,064,563.1497
  01/01/2011    to  12/31/2011       16.255590        16.521798      1,050,837.2854
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.431310        14.895701         88,025.7612
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.010843        19.440490              0.0000
  01/01/2007    to  12/31/2007       19.440490        20.107937              0.0000
  01/01/2008    to  12/31/2008       20.107937        13.303438            422.3245
  01/01/2009    to  12/31/2009       13.303438        16.235601         93,222.4500
  01/01/2010    to  12/31/2010       16.235601        18.588562         84,743.0339
  01/01/2011    to  12/31/2011       18.588562        17.479629         79,978.7134
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.589837        11.357010        103,152.8346
  01/01/2005    to  12/31/2005       11.357010        11.804135        219,351.0393
  01/01/2006    to  12/31/2006       11.804135        12.772469        254,169.9468
  01/01/2007    to  12/31/2007       12.772469        12.540664        278,990.0395
  01/01/2008    to  12/31/2008       12.540664         7.361924        270,392.5777
  01/01/2009    to  05/01/2009        7.361924         7.276825              0.0000
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.715388        15.796607            318.2712
============   ==== ==========       =========        =========      ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.280518        18.976282           1,259.8377
  01/01/2007    to  12/31/2007       18.976282        19.934673           1,105.8896
  01/01/2008    to  12/31/2008       19.934673        17.527708           1,304.8099
  01/01/2009    to  12/31/2009       17.527708        22.980047           7,105.5900
  01/01/2010    to  12/31/2010       22.980047        25.394296           9,437.9967
  01/01/2011    to  12/31/2011       25.394296        25.925019           8,698.4399
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.076740         9.961190         476,698.5500
  01/01/2010    to  12/31/2010        9.961190        11.201872         392,553.3884
  01/01/2011    to  12/31/2011       11.201872        10.800482         363,056.2511
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.773942        10.510685       1,136,777.6500
  01/01/2010    to  12/31/2010       10.510685        11.621510       1,119,826.2723
  01/01/2011    to  12/31/2011       11.621510        11.570323       1,033,528.6087
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.650457        12.877885         206,528.0600
  01/01/2010    to  12/31/2010       12.877885        13.670777         229,233.6615
  01/01/2011    to  12/31/2011       13.670777        14.968220         191,616.4487
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.155329        47.778007         272,199.5771
  01/01/2005    to  12/31/2005       47.778007        48.665131         364,471.4972
  01/01/2006    to  12/31/2006       48.665131        56.469091         364,176.8859
  01/01/2007    to  12/31/2007       56.469091        57.693957         301,064.6925
  01/01/2008    to  12/31/2008       57.693957        36.184576         283,445.3790
  01/01/2009    to  12/31/2009       36.184576        42.202212         281,035.1100
  01/01/2010    to  12/31/2010       42.202212        48.649688         252,278.2674
  01/01/2011    to  12/31/2011       48.649688        46.004846         221,793.7791
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME
 SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       43.934444        47.658643             802.9248
  01/01/2005    to  12/31/2005       47.658643        49.405839             980.0529
  01/01/2006    to  12/31/2006       49.405839        56.416590             893.3883
  01/01/2007    to  12/31/2007       56.416590        52.216062             927.5822
  01/01/2008    to  12/31/2008       52.216062        31.531321             871.7125
  01/01/2009    to  12/31/2009       31.531321        40.322043             625.0800
  01/01/2010    to  04/30/2010       40.322043        43.065273               0.0000
============   ==== ==========       =========        =========       ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767        10.468869        253,637.4236
  01/01/2006    to  12/31/2006       10.468869        11.969030        447,480.3448
  01/01/2007    to  12/31/2007       11.969030        11.496053        371,673.8688
  01/01/2008    to  12/31/2008       11.496053         7.257528        355,651.9537
  01/01/2009    to  12/31/2009        7.257528         9.050430        386,669.8600
  01/01/2010    to  12/31/2010        9.050430        10.242106        381,789.2685
  01/01/2011    to  12/31/2011       10.242106         9.942277        359,857.3498
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.029505        44.188654         74,302.8705
  01/01/2006    to  12/31/2006       44.188654        45.333507         92,692.1192
  01/01/2007    to  12/31/2007       45.333507        47.344271         59,039.2640
  01/01/2008    to  12/31/2008       47.344271        44.928249         55,411.6887
  01/01/2009    to  12/31/2009       44.928249        48.323937         64,201.7700
  01/01/2010    to  12/31/2010       48.323937        51.445814         66,130.7520
  01/01/2011    to  12/31/2011       51.445814        53.876982         63,984.3173
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.885022        11.197009          1,749.3000
  01/01/2010    to  12/31/2010       11.197009        13.216624          4,640.0731
  01/01/2011    to  12/31/2011       13.216624        11.855434         15,061.1061
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.402848        16.101595            143.4410
  01/01/2008    to  12/31/2008       16.101595         9.097531            155.2289
  01/01/2009    to  12/31/2009        9.097531         8.649652              0.0000
  01/01/2010    to  12/31/2010        8.649652         8.649652              0.0000
  01/01/2011    to  12/31/2011        8.649652         8.649652              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.942177        10.040284         44,106.0766
  01/01/2006    to  12/31/2006       10.040284        10.341366        339,207.9758
  01/01/2007    to  12/31/2007       10.341366        10.677005        201,616.3369
  01/01/2008    to  12/31/2008       10.677005        10.790988        715,282.3957
  01/01/2009    to  12/31/2009       10.790988        10.657244        464,993.6500
  01/01/2010    to  12/31/2010       10.657244        10.498571        414,275.1903
  01/01/2011    to  12/31/2011       10.498571        10.342686        764,619.1805
============   ==== ==========       =========        =========        ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.979567         9.932521          35,261.8340
  01/01/2005    to  04/30/2005        9.932521         9.942272               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459        11.894586         898,607.9162
  01/01/2005    to  12/31/2005       11.894586        12.905737       1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737        14.545670       1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670        14.962968       1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968         8.923576       1,097,757.1175
  01/01/2009    to  12/31/2009        8.923576        11.588607       1,070,302.8800
  01/01/2010    to  12/31/2010       11.588607        12.765184         973,334.0886
  01/01/2011    to  12/31/2011       12.765184        12.049965         894,456.8292
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.748079        11.701673         432,162.4161
  01/01/2006    to  12/31/2006       11.701673        11.818868         514,275.2690
  01/01/2007    to  12/31/2007       11.818868        12.967866         368,620.0276
  01/01/2008    to  12/31/2008       12.967866         8.105624         322,829.9963
  01/01/2009    to  12/31/2009        8.105624        11.144049         297,532.7400
  01/01/2010    to  12/31/2010       11.144049        12.220261         262,519.5050
  01/01/2011    to  12/31/2011       12.220261        12.065387         247,284.9151
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.208800         4.390890          36,349.2485
  01/01/2005    to  04/30/2005        4.390890         4.037361               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.492241        11.101894         212,824.2154
  01/01/2008    to  12/31/2008       11.101894         6.418417         219,421.2715
  01/01/2009    to  12/31/2009        6.418417         8.199228         219,408.2500
  01/01/2010    to  12/31/2010        8.199228        10.609230         178,396.7417
  01/01/2011    to  12/31/2011       10.609230        10.738517         158,304.2922
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.707684        14.247829               0.0000
  01/01/2010    to  12/31/2010       14.247829        17.206447           4,284.8612
  01/01/2011    to  12/31/2011       17.206447        14.195811           2,370.6587
============   ==== ==========       =========        =========       ==============

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       36.145109        39.276210       22,036.3904
  01/01/2005    to  12/31/2005       39.276210        39.796170       46,848.0953
  01/01/2006    to  12/31/2006       39.796170        43.883806       53,098.2004
  01/01/2007    to  12/31/2007       43.883806        45.006877       51,939.8649
  01/01/2008    to  12/31/2008       45.006877        34.426851       49,857.3941
  01/01/2009    to  12/31/2009       34.426851        40.121884       52,419.7200
  01/01/2010    to  12/31/2010       40.121884        43.397388       51,325.7909
  01/01/2011    to  12/31/2011       43.397388        43.675633       46,782.1550
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.826896        11.029892        1,337.5785
  01/01/2009    to  12/31/2009       11.029892        13.102354       12,044.8900
  01/01/2010    to  12/31/2010       13.102354        14.350325       26,124.9891
  01/01/2011    to  12/31/2011       14.350325        14.227444       33,416.2084
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.248694        16.676933       10,305.5086
  01/01/2006    to  12/31/2006       16.676933        19.115723       25,997.4015
  01/01/2007    to  12/31/2007       19.115723        20.008676       22,834.5526
  01/01/2008    to  12/31/2008       20.008676        11.715866       21,171.3087
  01/01/2009    to  12/31/2009       11.715866        16.135099       22,277.3100
  01/01/2010    to  12/31/2010       16.135099        18.426604       26,652.5688
  01/01/2011    to  12/31/2011       18.426604        16.626982       25,584.7608
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.886592        18.773125          715.3678
  01/01/2011    to  12/31/2011       18.773125        15.410303        1,738.1691
============   ==== ==========       =========        =========       ===========
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.011184        13.236617       29,381.5968
  01/01/2005    to  12/31/2005       13.236617        13.758065       62,193.2345
  01/01/2006    to  12/31/2006       13.758065        16.107881       73,398.4950
  01/01/2007    to  12/31/2007       16.107881        16.372605       71,129.9347
  01/01/2008    to  12/31/2008       16.372605        11.105452       62,190.1508
  01/01/2009    to  12/31/2009       11.105452        13.943187       54,470.2500
  01/01/2010    to  12/31/2010       13.943187        15.467300       49,379.0478
  01/01/2011    to  12/31/2011       15.467300        15.530269       44,251.6284
============   ==== ==========       =========        =========       ===========

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.436578        13.014582        631,072.1089
  01/01/2007    to  12/31/2007       13.014582        13.189874        580,432.8569
  01/01/2008    to  12/31/2008       13.189874         7.690011      1,725,814.3746
  01/01/2009    to  12/31/2009        7.690011        10.048645      1,377,800.6300
  01/01/2010    to  12/31/2010       10.048645        11.532589      1,270,822.2776
  01/01/2011    to  12/31/2011       11.532589        10.705026      1,182,424.8869
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.496890        12.100171      3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171        12.501027      4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027         8.381568      7,963,229.5620
  01/01/2009    to  12/31/2009        8.381568        10.596426      8,277,543.4200
  01/01/2010    to  12/31/2010       10.596426        11.856876      8,471,676.7238
  01/01/2011    to  12/31/2011       11.856876        11.481813      8,371,236.6921
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221        11.135709        185,235.3179
  01/01/2007    to  12/31/2007       11.135709        11.618345        272,319.2669
  01/01/2008    to  12/31/2008       11.618345         9.081397        838,007.8450
  01/01/2009    to  12/31/2009        9.081397        10.995591        860,798.3100
  01/01/2010    to  12/31/2010       10.995591        12.012878      1,008,178.5767
  01/01/2011    to  12/31/2011       12.012878        12.044499        993,130.1217
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.114755        12.758172      5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172        13.158195      6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195         8.053398      9,481,073.2135
  01/01/2009    to  12/31/2009        8.053398        10.321347      9,220,467.7200
  01/01/2010    to  12/31/2010       10.321347        11.742704      8,661,917.9530
  01/01/2011    to  12/31/2011       11.742704        11.120139      7,694,928.0420
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614        11.580662        958,915.0270
  01/01/2007    to  12/31/2007       11.580662        12.115397      1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397         8.781314      1,932,347.3506
  01/01/2009    to  12/31/2009        8.781314        10.907208      2,296,602.2900
  01/01/2010    to  12/31/2010       10.907208        12.077193      2,467,160.9199
  01/01/2011    to  12/31/2011       12.077193        11.883856      2,400,059.7351
============   ==== ==========       =========        =========      ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.542879        4,249.0018
  01/01/2002    to  12/31/2002        9.542879         7.923193        3,598.3524
  01/01/2003    to  12/31/2003        7.923193        10.068687        3,531.0351
  01/01/2004    to  12/31/2004       10.068687        12.293226        3,341.0334
  01/01/2005    to  12/31/2005       12.293226        14.274871        7,499.8053
  01/01/2006    to  12/31/2006       14.274871        18.024497        5,609.4322
  01/01/2007    to  12/31/2007       18.024497        20.351898        4,135.0796
  01/01/2008    to  12/31/2008       20.351898        11.949861          953.4015
  01/01/2009    to  12/31/2009       11.949861        15.912758          882.9200
  01/01/2010    to  12/31/2010       15.912758        17.683633          866.8424
  01/01/2011    to  12/31/2011       17.683633        16.238299          845.4581
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.640915        25.524411            0.0000
  01/01/2007    to  12/31/2007       25.524411        28.861300        4,394.7047
  01/01/2008    to  12/31/2008       28.861300        17.507013        5,232.3262
  01/01/2009    to  12/31/2009       17.507013        24.530121        8,875.0000
  01/01/2010    to  12/31/2010       24.530121        26.990087       11,733.1907
  01/01/2011    to  12/31/2011       26.990087        24.214193       18,252.5316
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.515648        15.937781           16.7023
  01/01/2009    to  12/31/2009       15.937781        25.311848          620.6900
  01/01/2010    to  12/31/2010       25.311848        30.509116        1,115.0407
  01/01/2011    to  12/31/2011       30.509116        24.289441        2,295.8170
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      162.724666        93.994729          344.3839
  01/01/2009    to  12/31/2009       93.994729       129.024577          361.4000
  01/01/2010    to  12/31/2010      129.024577       150.773987          840.0676
  01/01/2011    to  12/31/2011      150.773987       142.110181        2,200.0884
============   ==== ==========      ==========       ==========       ===========

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.908162        6,921.1995
  01/01/2002    to  12/31/2002        8.908162         7.142932       33,471.4718
  01/01/2003    to  12/31/2003        7.142932         9.298745       94,294.5319
  01/01/2004    to  12/31/2004        9.298745        10.851748      334,360.3401
  01/01/2005    to  12/31/2005       10.851748        11.771900      371,490.7625
  01/01/2006    to  12/31/2006       11.771900        14.077172      285,948.7640
  01/01/2007    to  12/31/2007       14.077172        16.001824      196,053.6713
  01/01/2008    to  12/31/2008       16.001824         9.393208      162,276.4491
  01/01/2009    to  12/31/2009        9.393208        12.674712      146,268.9000
  01/01/2010    to  12/31/2010       12.674712        13.529051      136,464.2161
  01/01/2011    to  12/31/2011       13.529051        11.904603      126,515.1475
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.151781        17.828224       62,347.0700
  01/01/2010    to  12/31/2010       17.828224        20.322814       96,853.0405
  01/01/2011    to  12/31/2011       20.322814        20.480040       37,350.0527
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.964178         8.328199            0.0000
  01/01/2010    to  12/31/2010        8.328199         9.214113        2,302.4146
  01/01/2011    to  12/31/2011        9.214113         9.088580        4,556.9248
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.043008         9.310030      272,766.8610
  01/01/2009    to  12/31/2009        9.310030        12.350911      276,749.2300
  01/01/2010    to  12/31/2010       12.350911        14.119798      240,895.6367
  01/01/2011    to  12/31/2011       14.119798        13.126372      230,365.7004
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.217648         9.789482          592.4558
  01/01/2009    to  12/31/2009        9.789482        12.412346          589.9000
  01/01/2010    to  12/31/2010       12.412346        14.574072          875.1120
  01/01/2011    to  12/31/2011       14.574072        12.863440        1,843.1733
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.121564       17,314.5245
  01/01/2002    to  12/31/2002       17.121564        12.623646       30,436.0692
  01/01/2003    to  04/24/2003       12.623646        13.106879       31,235.9440
============   ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.501147        3,170.7009
  01/01/2002    to  12/31/2002       10.501147         8.632060        6,567.7132
  01/01/2003    to  04/24/2003        8.632060         8.383197        7,078.1100
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.529364        15.537282      137,261.7284
  01/01/2008    to  12/31/2008       15.537282         9.438452      122,521.4422
  01/01/2009    to  12/31/2009        9.438452        12.709651      133,468.2100
  01/01/2010    to  12/31/2010       12.709651        15.374940      133,230.1827
  01/01/2011    to  12/31/2011       15.374940        14.340195      101,338.5884
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.245441        4,411.6646
  01/01/2002    to  12/31/2002       14.245441        11.053795       11,030.1973
  01/01/2003    to  12/31/2003       11.053795        13.961730       10,511.3672
  01/01/2004    to  12/31/2004       13.961730        16.265910       10,734.7069
  01/01/2005    to  12/31/2005       16.265910        17.583892       11,654.3965
  01/01/2006    to  12/31/2006       17.583892        19.845430        9,725.1508
  01/01/2007    to  04/27/2007       19.845430        21.564278            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.381396        12.042715            0.0000
  01/01/2007    to  04/27/2007       12.042715        13.296019            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.359225         7.569276      987,716.1050
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.409254        11.148484      505,894.7644
  01/01/2007    to  12/31/2007       11.148484        10.327747      357,208.5561
  01/01/2008    to  12/31/2008       10.327747         4.614768      397,019.5508
  01/01/2009    to  12/31/2009        4.614768         6.269067      404,485.0000
  01/01/2010    to  12/31/2010        6.269067         6.625444      357,682.8321
  01/01/2011    to  04/29/2011        6.625444         7.041458            0.0000
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.277696        162,696.0851
  01/01/2003    to  12/31/2003        8.277696         9.905380        576,458.6760
  01/01/2004    to  12/31/2004        9.905380        10.842241        533,126.5929
  01/01/2005    to  12/31/2005       10.842241        11.412777        466,886.2052
  01/01/2006    to  04/30/2006       11.412777        11.922161        460,018.0948
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643        13.962133         60,578.8834
  01/01/2002    to  12/31/2002       13.962133        13.668578        163,746.8930
  01/01/2003    to  12/31/2003       13.668578        16.036858        631,295.6467
  01/01/2004    to  12/31/2004       16.036858        17.079057        619,202.3849
  01/01/2005    to  12/31/2005       17.079057        17.068231        823,466.2222
  01/01/2006    to  12/31/2006       17.068231        18.343828        755,035.3702
  01/01/2007    to  12/31/2007       18.343828        19.243149        648,345.7027
  01/01/2008    to  12/31/2008       19.243149        15.421699        510,096.0497
  01/01/2009    to  12/31/2009       15.421699        20.768373        486,629.5600
  01/01/2010    to  12/31/2010       20.768373        23.100413        428,787.0772
  01/01/2011    to  12/31/2011       23.100413        23.760160        363,408.0986
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.980868         22,204.3985
  01/01/2004    to  12/31/2004       11.980868        13.887916         63,865.9042
  01/01/2005    to  12/31/2005       13.887916        14.214885         66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724         60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.595365          7,426.8237
  01/01/2002    to  12/31/2002       10.595365         7.392581         29,017.1266
  01/01/2003    to  04/25/2003        7.392581         7.503232         30,338.3825
============   ==== ==========       =========        =========        ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.438226       34,239.2506
  01/01/2002    to  12/31/2002       17.438226        15.524450      187,121.2024
  01/01/2003    to  12/31/2003       15.524450        19.241447      362,407.2067
  01/01/2004    to  12/31/2004       19.241447        23.586938      465,596.4681
  01/01/2005    to  12/31/2005       23.586938        25.094115      466,906.7623
  01/01/2006    to  12/31/2006       25.094115        27.717692      400,653.9647
  01/01/2007    to  12/31/2007       27.717692        27.452727      320,433.3148
  01/01/2008    to  12/31/2008       27.452727        16.548422      294,989.3528
  01/01/2009    to  12/31/2009       16.548422        20.617392      284,413.5500
  01/01/2010    to  12/31/2010       20.617392        25.482748      252,852.3917
  01/01/2011    to  12/31/2011       25.482748        24.163669      228,905.9807
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.980868       22,204.3985
  01/01/2004    to  12/31/2004       11.980868        13.887916       63,865.9042
  01/01/2005    to  12/31/2005       13.887916        14.214885       66,910.7851
  01/01/2006    to  12/31/2006       14.214885        16.061724       60,290.1599
  01/01/2007    to  04/27/2007       16.061724        17.104722            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.170733       28,344.4771
  01/01/2002    to  12/31/2002       11.170733         8.319806       44,231.3087
  01/01/2003    to  12/31/2003        8.319806        10.610223       40,787.5850
  01/01/2004    to  12/31/2004       10.610223        11.138793       38,251.8227
  01/01/2005    to  12/31/2005       11.138793        11.937104       34,686.6865
  01/01/2006    to  12/31/2006       11.937104        12.494493       30,835.0569
  01/01/2007    to  04/27/2007       12.494493        13.332392            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878         9.757096       91,632.1430
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         6.593315       37,172.7960
  01/01/2009    to  12/31/2009        6.593315         8.107374      132,880.4000
  01/01/2010    to  12/31/2010        8.107374         8.862691      172,740.9336
  01/01/2011    to  12/31/2011        8.862691         8.678933      201,264.2905
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         7.026370        586,127.7145
  01/01/2009    to  12/31/2009        7.026370         8.893585        877,303.5700
  01/01/2010    to  12/31/2010        8.893585         9.636546      1,095,803.9949
  01/01/2011    to  12/31/2011        9.636546         9.321590        950,200.6864
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.770512        12.170430          5,950.1434
  01/01/2011    to  12/31/2011       12.170430        11.943992         11,007.6424
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301         6.562488          2,663.6584
  01/01/2009    to  12/31/2009        6.562488         8.569370          4,737.5700
  01/01/2010    to  12/31/2010        8.569370         9.083842          6,520.8902
  01/01/2011    to  12/31/2011        9.083842         8.327508         19,779.6387
============   ==== ==========       =========        =========      ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       12.599543        12.933004          6,866.8274
  01/01/2002    to  12/31/2002       12.933004        10.379482          1,919.6369
  01/01/2003    to  12/31/2003       10.379482        13.504219          7,452.5961
  01/01/2004    to  12/31/2004       13.504219        15.426876          7,074.5718
  01/01/2005    to  12/31/2005       15.426876        16.536666          5,945.3501
  01/01/2006    to  12/31/2006       16.536666        18.650066          7,401.7946
  01/01/2007    to  12/31/2007       18.650066        19.985768         12,642.5194
  01/01/2008    to  12/31/2008       19.985768        11.349048         11,111.0542
  01/01/2009    to  12/31/2009       11.349048        14.650123          9,563.6800
  01/01/2010    to  12/31/2010       14.650123        15.491531          8,579.4180
  01/01/2011    to  12/31/2011       15.491531        17.275432              0.0000
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971         6.164667        364,125.2526
  01/01/2009    to  12/31/2009        6.164667        10.254869        410,476.1700
  01/01/2010    to  12/31/2010       10.254869        12.485909        410,275.0363
  01/01/2011    to  12/31/2011       12.485909         9.994683        382,555.7221
============   ==== ==========       =========        =========      ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813         8.371336          631.1459
  01/01/2002    to  12/31/2002        8.371336         7.269814       21,102.0210
  01/01/2003    to  12/31/2003        7.269814         9.451731      189,888.3063
  01/01/2004    to  12/31/2004        9.451731        11.126240      651,974.0853
  01/01/2005    to  12/31/2005       11.126240        12.759052      854,981.1071
  01/01/2006    to  12/31/2006       12.759052        15.908560      785,254.8395
  01/01/2007    to  12/31/2007       15.908560        17.753236      652,235.7138
  01/01/2008    to  12/31/2008       17.753236        10.079197      596,720.4093
  01/01/2009    to  12/31/2009       10.079197        13.063369      540,968.0700
  01/01/2010    to  12/31/2010       13.063369        14.336647      491,102.2681
  01/01/2011    to  12/31/2011       14.336647        12.610368      452,308.2946
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.809572       32,737.4121
  01/01/2002    to  12/31/2002        8.809572         6.556337      116,424.7873
  01/01/2003    to  12/31/2003        6.556337         8.760522      173,081.3700
  01/01/2004    to  12/31/2004        8.760522         9.698886      181,782.3903
  01/01/2005    to  12/31/2005        9.698886         9.987647      178,636.5559
  01/01/2006    to  12/31/2006        9.987647        10.657629      151,577.3219
  01/01/2007    to  12/31/2007       10.657629        12.956695      138,882.9322
  01/01/2008    to  12/31/2008       12.956695         6.792639      126,998.1829
  01/01/2009    to  12/31/2009        6.792639        10.518643      120,262.9800
  01/01/2010    to  12/31/2010       10.518643        13.680173      111,543.7762
  01/01/2011    to  12/31/2011       13.680173        12.537777      100,444.8613
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.897927         8.567167      815,998.7769
  01/01/2006    to  12/31/2006        8.567167         9.078212      844,510.6626
  01/01/2007    to  12/31/2007        9.078212        10.214981      762,423.8995
  01/01/2008    to  12/31/2008       10.214981         5.436980      679,472.6189
  01/01/2009    to  12/31/2009        5.436980         7.692918      545,880.7200
  01/01/2010    to  12/31/2010        7.692918         8.286415      492,118.1202
  01/01/2011    to  12/31/2011        8.286415         8.046579      434,488.9432
============   ==== ==========       =========        =========      ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.610052        12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053        12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714        12.456484        1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484        13.191600        1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600        13.041402        1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402        15.155905        1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905        16.142116        1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116        16.398294        1,192,865.4435
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.132982               10.2502
  01/01/2002    to  12/31/2002       10.132982        12.087221               10.2502
  01/01/2003    to  12/31/2003       12.087221        14.571765                0.0000
  01/01/2004    to  04/30/2004       14.571765        14.178039                0.0000
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.387055           41,432.7406
  01/01/2002    to  12/31/2002       13.387055        14.313884          172,677.9173
  01/01/2003    to  12/31/2003       14.313884        14.623334          397,916.4236
  01/01/2004    to  11/19/2004       14.623334        14.985048          488,702.6419
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.900934        19.315452              297.5903
  01/01/2007    to  12/31/2007       19.315452        19.968564              296.0240
  01/01/2008    to  12/31/2008       19.968564        13.204595              293.5339
  01/01/2009    to  12/31/2009       13.204595        16.106921           44,833.3200
  01/01/2010    to  12/31/2010       16.106921        18.432029           38,349.7564
  01/01/2011    to  12/31/2011       18.432029        17.323792           35,585.8832
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.808491           21,107.3594
  01/01/2003    to  12/31/2003        7.808491        10.567500           68,117.8434
  01/01/2004    to  12/31/2004       10.567500        11.341842          173,638.0331
  01/01/2005    to  12/31/2005       11.341842        11.782494          184,554.5275
  01/01/2006    to  12/31/2006       11.782494        12.742697          180,788.2114
  01/01/2007    to  12/31/2007       12.742697        12.505142          211,505.2505
  01/01/2008    to  12/31/2008       12.505142         7.337382          194,297.1720
  01/01/2009    to  12/31/2009        7.337382         7.251359                0.0000
  01/01/2010    to  12/31/2010        7.251359         7.251359                0.0000
  01/01/2011    to  12/31/2011        7.251359         7.251359                0.0000
============   ==== ==========       =========        =========        ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620        15.700656       15,191.4851
  01/01/2002    to  12/31/2002       15.700656        11.466409       30,611.9806
  01/01/2003    to  12/31/2003       11.466409        15.038501       34,498.3828
  01/01/2004    to  11/19/2004       15.038501        16.169597       33,225.5981
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.172616        18.858020            0.0000
  01/01/2007    to  12/31/2007       18.858020        19.800484            0.0000
  01/01/2008    to  12/31/2008       19.800484        17.400998        2,947.4451
  01/01/2009    to  12/31/2009       17.400998        22.802536        2,934.5000
  01/01/2010    to  12/31/2010       22.802536        25.185555        3,299.1651
  01/01/2011    to  12/31/2011       25.185555        25.699107        4,190.1282
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.062226         9.940016       78,382.7900
  01/01/2010    to  12/31/2010        9.940016        11.172483      207,630.6194
  01/01/2011    to  12/31/2011       11.172483        10.766774      210,262.8165
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.758179        10.488347      232,249.8700
  01/01/2010    to  12/31/2010       10.488347        11.591023      287,201.3153
  01/01/2011    to  12/31/2011       11.591023        11.534218      240,756.1157
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.615484        12.834995      462,144.7100
  01/01/2010    to  12/31/2010       12.834995        13.618440      474,352.0973
  01/01/2011    to  12/31/2011       13.618440        14.903492      444,779.5970
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452        11.989635      196,908.9803
  01/01/2005    to  12/31/2005       11.989635        12.552755      246,302.6888
  01/01/2006    to  12/31/2006       12.552755        13.952471      439,265.1349
  01/01/2007    to  12/31/2007       13.952471        15.000316      264,461.4917
  01/01/2008    to  12/31/2008       15.000316         8.565889      235,877.1157
  01/01/2009    to  12/31/2009        8.565889        12.063953      196,474.3600
  01/01/2010    to  12/31/2010       12.063953        13.867398      197,226.7222
  01/01/2011    to  12/31/2011       13.867398        13.472232      165,852.1545
============   ==== ==========       =========        =========      ============

                                   1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       13.874050        13.290455       10,831.3240
   01/01/2002                             to  12/31/2002       13.290455        10.051367       24,494.7977
   01/01/2003                             to  12/31/2003       10.051367        12.563726       25,258.1947
   01/01/2004                             to  04/30/2004       12.563726        12.572003       25,337.2754
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004                             to  12/31/2004       42.480556        47.094351      125,576.7045
   01/01/2005                             to  12/31/2005       47.094351        48.076720      109,490.5367
   01/01/2006                             to  12/31/2006       48.076720        55.873170       98,312.9154
   01/01/2007                             to  12/31/2007       55.873170        57.217089       78,541.9271
   01/01/2008                             to  12/31/2008       57.217089        35.945369       70,664.6477
   01/01/2009                             to  12/31/2009       35.945369        42.001620       65,317.6500
   01/01/2010                             to  12/31/2010       42.001620        48.521828       57,080.8793
   01/01/2011                             to  12/31/2011       48.521828        45.976848       51,302.4826
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241        12.139920       33,901.7316
   01/01/2002                             to  12/31/2002       12.139920         8.336069       67,056.6989
   01/01/2003                             to  12/31/2003        8.336069        10.266527       60,606.4895
   01/01/2004                             to  04/30/2004       10.266527        10.072988       59,088.0207
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMLERY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.815494         8.318328          510.7459
   01/01/2003                             to  12/31/2003        8.318328        10.224189       13,484.8305
   01/01/2004                             to  04/30/2004       10.224189        10.020717       14,797.2459
=============                            ==== ==========       =========        =========      ============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       39.910653        41.344503       54,492.9747
  01/01/2002    to  12/31/2002       41.344503        33.332049      194,321.1339
  01/01/2003    to  12/31/2003       33.332049        42.905952      529,074.4655
  01/01/2004    to  12/31/2004       42.905952        47.587002      641,545.3822
  01/01/2005    to  12/31/2005       47.587002        48.446417      598,261.6716
  01/01/2006    to  12/31/2006       48.446417        56.187289      551,658.2545
  01/01/2007    to  12/31/2007       56.187289        57.377185      486,247.6436
  01/01/2008    to  12/31/2008       57.377185        35.967814      411,273.3121
  01/01/2009    to  12/31/2009       35.967814        41.928431      395,436.6000
  01/01/2010    to  12/31/2010       41.928431        48.309957      368,915.5742
  01/01/2011    to  12/31/2011       48.309957        45.660800      327,734.0317
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN
TEMPLETON) MUTUAL
 SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.219247       16,227.4589
  01/01/2002    to  12/31/2002       12.219247        10.610126       65,034.6251
  01/01/2003    to  12/31/2003       10.610126        13.074268      114,558.5626
  01/01/2004    to  04/30/2004       13.074268        13.278657      124,603.1871
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME
 SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.579412        11.210673        1,670.1211
  01/01/2002    to  12/31/2002       11.210673         8.942238        4,937.3753
  01/01/2003    to  12/31/2003        8.942238        11.215695       13,112.2880
  01/01/2004    to  12/31/2004       11.215695        12.269782        9,999.9104
  01/01/2005    to  12/31/2005       12.269782        12.713260        9,790.8194
  01/01/2006    to  12/31/2006       12.713260        14.510053        9,760.3126
  01/01/2007    to  12/31/2007       14.510053        13.422945        8,721.9245
  01/01/2008    to  12/31/2008       13.422945         8.101541        8,459.1850
  01/01/2009    to  12/31/2009        8.101541        10.355020        8,711.8200
  01/01/2010    to  04/30/2010       10.355020        11.057691            0.0000
============   ==== ==========       =========        =========      ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300         8.226988              13.1308
  01/01/2002    to  12/31/2002        8.226988         4.533110          39,837.4725
  01/01/2003    to  12/31/2003        4.533110         6.098811         776,150.9781
  01/01/2004    to  12/31/2004        6.098811         7.075043       1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043         7.985522         911,323.6080
  01/01/2006    to  12/31/2006        7.985522         8.347710         906,011.6400
  01/01/2007    to  12/31/2007        8.347710         9.668240         663,347.2356
  01/01/2008    to  12/31/2008        9.668240         5.735290         573,694.3598
  01/01/2009    to  12/31/2009        5.735290         8.214937         597,489.2400
  01/01/2010    to  12/31/2010        8.214937        10.327880         562,329.8372
  01/01/2011    to  12/31/2011       10.327880        10.001799         503,082.1328
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977        13.045836          51,187.0631
  01/01/2005    to  12/31/2005       13.045836        14.222221          53,148.5530
  01/01/2006    to  12/31/2006       14.222221        14.512166          51,763.9701
  01/01/2007    to  12/31/2007       14.512166        15.649804          44,635.1328
  01/01/2008    to  12/31/2008       15.649804         9.812323          39,934.8018
  01/01/2009    to  12/31/2009        9.812323        13.394095          39,050.9400
  01/01/2010    to  12/31/2010       13.394095        17.759636          33,415.7570
  01/01/2011    to  12/31/2011       17.759636        17.740102          33,114.5954
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.184460           3,991.9892
  01/01/2002    to  12/31/2002       12.184460         8.555648          21,382.9036
  01/01/2003    to  12/31/2003        8.555648        11.561812          37,584.6195
  01/01/2004    to  04/30/2004       11.561812        11.773691          54,491.8815
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726        10.465357         163,450.0515
  01/01/2006    to  12/31/2006       10.465357        11.959052         261,367.9349
  01/01/2007    to  12/31/2007       11.959052        11.480694         250,040.9111
  01/01/2008    to  12/31/2008       11.480694         7.244190         268,990.4271
  01/01/2009    to  12/31/2009        7.244190         9.028080         248,012.0600
  01/01/2010    to  12/31/2010        9.028080        10.209672         304,913.0645
  01/01/2011    to  12/31/2011       10.209672         9.903871         259,017.2604
============   ==== ==========       =========        =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.610360        140,098.9043
  01/01/2004    to  12/31/2004       12.610360        14.648163        134,175.9936
  01/01/2005    to  12/31/2005       14.648163        16.960108        122,497.7134
  01/01/2006    to  12/31/2006       16.960108        19.409923         90,858.7149
  01/01/2007    to  12/31/2007       19.409923        21.034015         58,372.0478
  01/01/2008    to  12/31/2008       21.034015        11.547289         53,674.1681
  01/01/2009    to  12/31/2009       11.547289        13.858037         56,566.5300
  01/01/2010    to  12/31/2010       13.858037        14.581182         49,731.5591
  01/01/2011    to  12/31/2011       14.581182        11.466803         50,886.1046
============   ==== ==========       =========        =========      ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       43.554407        43.697348         42,002.0432
  01/01/2006    to  12/31/2006       43.697348        44.807124         29,860.4135
  01/01/2007    to  12/31/2007       44.807124        46.771027         13,273.4790
  01/01/2008    to  12/31/2008       46.771027        44.362024         14,874.9784
  01/01/2009    to  12/31/2009       44.362024        47.691089         12,880.0500
  01/01/2010    to  12/31/2010       47.691089        50.746727         12,329.1861
  01/01/2011    to  12/31/2011       50.746727        53.118389         14,461.8272
============   ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.824883        11.117560         20,068.7100
  01/01/2010    to  12/31/2010       11.117560        13.116297         14,817.2674
  01/01/2011    to  12/31/2011       13.116297        11.759572         14,746.4019
============   ==== ==========       =========        =========      ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.314028        16.003372         21,720.7189
  01/01/2008    to  12/31/2008       16.003372         9.037492         16,380.6371
  01/01/2009    to  05/01/2009        9.037492         8.591140              0.0000
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743         9.995128        664,675.9490
  01/01/2006    to  12/31/2006        9.995128        10.289723        870,039.9434
  01/01/2007    to  12/31/2007       10.289723        10.618348      1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348        10.726329      2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329        10.588094      1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094        10.425239      1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239        10.265326        942,625.3766
============   ==== ==========       =========        =========      ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941        10.142360          28,734.3085
  01/01/2002    to  12/31/2002       10.142360        10.095827          59,880.7593
  01/01/2003    to  12/31/2003       10.095827         9.983712         273,169.5878
  01/01/2004    to  12/31/2004        9.983712         9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782         9.900879               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092        10.144691             817.0770
  01/01/2002    to  12/31/2002       10.144691         8.335400          86,927.9948
  01/01/2003    to  12/31/2003        8.335400        10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806        11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038        12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742        14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087        14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819         8.870125       1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125        11.513436       1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436        12.676051       1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051        11.959860       1,027,299.5651
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.723681        11.668521         447,702.0184
  01/01/2006    to  12/31/2006       11.668521        11.779506         502,942.2258
  01/01/2007    to  12/31/2007       11.779506        12.918182         451,175.1090
  01/01/2008    to  12/31/2008       12.918182         8.070513         433,623.7697
  01/01/2009    to  12/31/2009        8.070513        11.090236         363,240.7200
  01/01/2010    to  12/31/2010       11.090236        12.155181         344,473.9317
  01/01/2011    to  12/31/2011       12.155181        11.995148         324,999.5625
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.720239             208.3166
  01/01/2004    to  12/31/2004       11.720239        12.078039           5,789.1309
  01/01/2005    to  04/30/2005       12.078039        11.103774               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.457777        11.064882          57,726.9769
  01/01/2008    to  12/31/2008       11.064882         6.393804          44,227.0586
  01/01/2009    to  12/31/2009        6.393804         8.163706          39,882.1000
  01/01/2010    to  12/31/2010        8.163706        10.557998          34,064.2697
  01/01/2011    to  12/31/2011       10.557998        10.681332          30,396.0044
============   ==== ==========       =========        =========       ==============

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.704953        14.239504            0.0000
  01/01/2010    to  12/31/2010       14.239504        17.187816        3,017.5166
  01/01/2011    to  12/31/2011       17.187816        14.173361        5,191.3554
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.114200       13,180.3249
  01/01/2003    to  12/31/2003        9.114200        10.475325       38,595.7840
  01/01/2004    to  12/31/2004       10.475325        11.447329       69,374.1130
  01/01/2005    to  12/31/2005       11.447329        11.593093       68,773.2473
  01/01/2006    to  12/31/2006       11.593093        12.777498       67,553.7176
  01/01/2007    to  12/31/2007       12.777498        13.097912       75,175.2006
  01/01/2008    to  12/31/2008       13.097912        10.013885       67,779.8134
  01/01/2009    to  12/31/2009       10.013885        11.664595       68,068.3900
  01/01/2010    to  12/31/2010       11.664595        12.610579       66,611.3850
  01/01/2011    to  12/31/2011       12.610579        12.685108       56,327.6986
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.749741        10.972398            0.0000
  01/01/2009    to  12/31/2009       10.972398        13.027544        2,642.5200
  01/01/2010    to  12/31/2010       13.027544        14.261268        8,802.4312
  01/01/2011    to  12/31/2011       14.261268        14.132100       17,344.5879
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.190605        16.603445          414.0341
  01/01/2006    to  12/31/2006       16.603445        19.022002        6,280.9643
  01/01/2007    to  12/31/2007       19.022002        19.900569        9,143.3551
  01/01/2008    to  12/31/2008       19.900569        11.646713        8,688.1437
  01/01/2009    to  12/31/2009       11.646713        16.031847        8,631.5600
  01/01/2010    to  12/31/2010       16.031847        18.299553        8,697.5393
  01/01/2011    to  12/31/2011       18.299553        16.504100        9,035.3661
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.874637        18.752786        6,699.3213
  01/01/2011    to  12/31/2011       18.752786        15.385924        7,572.2550
============   ==== ==========       =========        =========       ===========

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.025534           1,586.0526
  01/01/2004    to  12/31/2004       12.025534        13.239350           8,947.7784
  01/01/2005    to  12/31/2005       13.239350        13.754048          10,394.7453
  01/01/2006    to  12/31/2006       13.754048        16.095153          10,706.5191
  01/01/2007    to  12/31/2007       16.095153        16.351444          16,964.8316
  01/01/2008    to  12/31/2008       16.351444        11.085529          15,194.6944
  01/01/2009    to  12/31/2009       11.085529        13.911220          11,193.7600
  01/01/2010    to  12/31/2010       13.911220        15.424136           9,977.3437
  01/01/2011    to  12/31/2011       15.424136        15.479208           9,092.1975
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.427319        13.000581         825,320.3725
  01/01/2007    to  12/31/2007       13.000581        13.169061         841,388.5477
  01/01/2008    to  12/31/2008       13.169061         7.674018       1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018        10.022737       1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737        11.497114       1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114        10.666773         936,437.0345
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.488328        12.087152       7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152        12.481300       9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300         8.364141      10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141        10.569112      10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112        11.820410       9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410        11.440794       9,159,590.7551
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.610312        11.123726         823,532.3698
  01/01/2007    to  12/31/2007       11.123726        11.600009       1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009         9.062519       2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519        10.967254       2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254        11.975937       2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937        12.001477       2,115,155.9229
============   ==== ==========       =========        =========      ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.105734        12.744446        8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446        13.137431       11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431         8.036651       12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651        10.294738       11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738        11.706585       11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585        11.080407       10,438,656.6604
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.020400        11.568201        2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201        12.096278        3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278         8.763057        3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057        10.879096        3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096        12.040052        3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052        11.841405        3,935,094.1230
============   ==== ==========       =========        =========       ===============

CLASS B





                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.535727       21,294.4654
  01/01/2002    to  12/31/2002        9.535727         7.909335       27,774.5292
  01/01/2003    to  12/31/2003        7.909335        10.041034       25,052.4888
  01/01/2004    to  12/31/2004       10.041034        12.247186       27,255.5591
  01/01/2005    to  12/31/2005       12.247186        14.207240       47,755.8352
  01/01/2006    to  12/31/2006       14.207240        17.921227       50,790.8117
  01/01/2007    to  12/31/2007       17.921227        20.214957       36,880.8166
  01/01/2008    to  12/31/2008       20.214957        11.857530       29,471.1785
  01/01/2009    to  12/31/2009       11.857530        15.774029       19,369.0000
  01/01/2010    to  12/31/2010       15.774029        17.511963       14,011.0783
  01/01/2011    to  12/31/2011       17.511963        16.064605       13,543.8777
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.406932        25.278856        1,475.4841
  01/01/2007    to  12/31/2007       25.278856        28.554934       13,506.2041
  01/01/2008    to  12/31/2008       28.554934        17.303773       18,245.0621
  01/01/2009    to  12/31/2009       17.303773        24.221121       21,831.2200
  01/01/2010    to  12/31/2010       24.221121        26.623489       26,186.3861
  01/01/2011    to  12/31/2011       26.623489        23.861454       25,349.4634
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952        15.768416          402.3475
  01/01/2009    to  12/31/2009       15.768416        25.017855        2,141.7700
  01/01/2010    to  12/31/2010       25.017855        30.124654        3,499.7678
  01/01/2011    to  12/31/2011       30.124654        23.959400        4,221.0181
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      158.828273        91.681703        1,257.7424
  01/01/2009    to  12/31/2009       91.681703       125.723749        2,250.9600
  01/01/2010    to  12/31/2010      125.723749       146.770040        5,025.9823
  01/01/2011    to  12/31/2011      146.770040       138.198287        5,454.0285
============   ==== ==========      ==========       ==========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.901506       39,277.3430
  01/01/2002    to  12/31/2002        8.901506         7.130450       77,052.7594
  01/01/2003    to  12/31/2003        7.130450         9.273224      128,520.8928
  01/01/2004    to  12/31/2004        9.273224        10.811123      395,172.7968
  01/01/2005    to  12/31/2005       10.811123        11.716144      545,087.2610
  01/01/2006    to  12/31/2006       11.716144        13.996535      522,118.4870
  01/01/2007    to  12/31/2007       13.996535        15.894176      307,514.3107
  01/01/2008    to  12/31/2008       15.894176         9.320644      240,638.8416
  01/01/2009    to  12/31/2009        9.320644        12.564228      247,392.2000
  01/01/2010    to  12/31/2010       12.564228        13.397728      250,146.9904
  01/01/2011    to  12/31/2011       13.397728        11.777274      200,705.6958
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.973394        17.591890       17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380       46,153.6390
  01/01/2011    to  12/31/2011       20.033380        20.168240       30,105.1747
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.887089         8.230585            0.0000
  01/01/2010    to  12/31/2010        8.230585         9.097021          628.6261
  01/01/2011    to  12/31/2011        9.097021         8.964130        1,510.1700
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.975049         9.266596      283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998      264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858      235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028      215,937.4181
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.178168         9.753617          353.1440
  01/01/2009    to  12/31/2009        9.753617        12.354505          559.3000
  01/01/2010    to  12/31/2010       12.354505        14.491671        8,106.8239
  01/01/2011    to  12/31/2011       14.491671        12.777942       10,242.7930
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.108764       51,957.5673
  01/01/2002    to  12/31/2002       17.108764        12.601558       61,368.8820
  01/01/2003    to  04/24/2003       12.601558        13.079856       63,079.0136
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.493282       13,199.5909
  01/01/2002    to  12/31/2002       10.493282         8.616959       28,055.7635
  01/01/2003    to  04/24/2003        8.616959         8.365912       28,085.5700
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.432213        15.440795      309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413      281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418      255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624      215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208      200,774.4400
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.234792       19,151.7733
  01/01/2002    to  12/31/2002       14.234792        11.034466       26,356.4036
  01/01/2003    to  12/31/2003       11.034466        13.923398       29,137.8876
  01/01/2004    to  12/31/2004       13.923398        16.204999       27,032.2201
  01/01/2005    to  12/31/2005       16.204999        17.500594       24,012.1791
  01/01/2006    to  12/31/2006       17.500594        19.731732       23,215.6881
  01/01/2007    to  04/27/2007       19.731732        21.433748            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.369624        12.022287            0.0000
  01/01/2007    to  04/27/2007       12.022287        13.269146            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.275005         7.488041      959,691.6583
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.404063        11.135542      274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387      214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138      213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944      197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246      197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829            0.0000
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.272157        154,240.0671
  01/01/2003    to  12/31/2003        8.272157         9.888863        320,486.8723
  01/01/2004    to  12/31/2004        9.888863        10.813315        301,118.6436
  01/01/2005    to  12/31/2005       10.813315        11.370986        275,435.2714
  01/01/2006    to  04/30/2006       11.370986        11.874667        267,085.5308
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185        13.951241        211,867.7916
  01/01/2002    to  12/31/2002       13.951241        13.644245        961,841.5750
  01/01/2003    to  12/31/2003       13.644245        15.992320      1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320        17.014558      1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823      1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141      1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056      1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076        875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701        788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466        714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333        631,248.8694
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.972863          9,188.4004
  01/01/2004    to  12/31/2004       11.972863        13.864733         50,862.0313
  01/01/2005    to  12/31/2005       13.864733        14.177012         97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966        108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.587451         51,773.1277
  01/01/2002    to  12/31/2002       10.587451         7.379656         91,642.5240
  01/01/2003    to  04/25/2003        7.379656         7.487776         88,546.9313
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.425201        180,685.9894
  01/01/2002    to  12/31/2002       17.425201        15.497327        409,606.1774
  01/01/2003    to  12/31/2003       15.497327        19.188657        530,189.8002
  01/01/2004    to  12/31/2004       19.188657        23.498662        726,395.0754
  01/01/2005    to  12/31/2005       23.498662        24.975286        819,096.4932
  01/01/2006    to  12/31/2006       24.975286        27.558940        756,528.8061
  01/01/2007    to  12/31/2007       27.558940        27.268055        637,582.4729
  01/01/2008    to  12/31/2008       27.268055        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.972863          9,188.4004
  01/01/2004    to  12/31/2004       11.972863        13.864733         50,862.0313
  01/01/2005    to  12/31/2005       13.864733        14.177012         97,821.4361
  01/01/2006    to  12/31/2006       14.177012        16.002966        108,458.7611
  01/01/2007    to  04/27/2007       16.002966        17.036598              0.0000
============   ==== ==========       =========        =========        ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.162385        138,388.6558
  01/01/2002    to  12/31/2002       11.162385         8.305264        192,895.6692
  01/01/2003    to  12/31/2003        8.305264        10.581112        156,192.6422
  01/01/2004    to  12/31/2004       10.581112        11.097097        125,200.2882
  01/01/2005    to  12/31/2005       11.097097        11.880570        115,484.0864
  01/01/2006    to  12/31/2006       11.880570        12.422921        105,707.2667
  01/01/2007    to  04/27/2007       12.422921        13.251701              0.0000
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493        100,515.5377
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767         21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684         81,813.5000
  01/01/2010    to  12/31/2010        8.093684         8.838888        136,426.8294
  01/01/2011    to  12/31/2011        8.838888         8.646988        149,614.6077
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527         43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574         85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672         96,192.0851
  01/01/2011    to  12/31/2011        9.610672         9.287285        104,732.7225
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.758658        12.150119             373.6083
  01/01/2011    to  12/31/2011       12.150119        11.912168               0.0000
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.557963           9,215.5822
  01/01/2009    to  12/31/2009        6.557963         8.554902          14,337.9900
  01/01/2010    to  12/31/2010        8.554902         9.059448          25,507.7074
  01/01/2011    to  12/31/2011        9.059448         8.296852          63,681.6963
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       12.599543        12.923341          21,140.4467
  01/01/2002    to  12/31/2002       12.923341        10.361354          24,276.1442
  01/01/2003    to  12/31/2003       10.361354        13.467177          24,340.8032
  01/01/2004    to  12/31/2004       13.467177        15.369147          19,154.6436
  01/01/2005    to  12/31/2005       15.369147        16.458365          17,116.1759
  01/01/2006    to  12/31/2006       16.458365        19.720558          27,860.5634
  01/01/2007    to  12/31/2007       19.720558        19.851342          36,784.8167
  01/01/2008    to  12/31/2008       19.851342        11.261386          34,265.6031
  01/01/2009    to  12/31/2009       11.261386        14.522432          30,273.0700
  01/01/2010    to  12/31/2010       14.522432        15.341169          27,594.6962
  01/01/2011    to  12/31/2011       15.341169        17.102182               0.0000
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597         536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069         323,403.4527
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526         8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799         7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874         9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.802984        103,222.3907
  01/01/2002    to  12/31/2002        8.802984         6.544880        261,933.6938
  01/01/2003    to  12/31/2003        6.544880         8.736494        335,535.6865
  01/01/2004    to  12/31/2004        8.736494         9.662589        328,427.4924
  01/01/2005    to  12/31/2005        9.662589         9.940352        312,261.9803
  01/01/2006    to  12/31/2006        9.940352        10.596585        294,259.9442
  01/01/2007    to  12/31/2007       10.596585        12.869538        259,720.8437
  01/01/2008    to  12/31/2008       12.869538         6.740158        216,898.3079
  01/01/2009    to  12/31/2009        6.740158        10.426948        204,011.0200
  01/01/2010    to  12/31/2010       10.426948        13.547381        226,159.9724
  01/01/2011    to  12/31/2011       13.547381        12.403682        192,479.8321
============   ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.865453         8.526290      1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889      1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899      1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779      1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579      1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676      1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229        875,468.2427
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.573887        11.976661      2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993      2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722      2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425      2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264      2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346      1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943      1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440      1,653,302.6824
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.125396          2,729.5152
  01/01/2002    to  12/31/2002       10.125396        12.066122          3,408.8083
  01/01/2003    to  12/31/2003       12.066122        14.531807          3,070.3777
  01/01/2004    to  04/30/2004       14.531807        14.134513          2,487.0466
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.377050        145,492.1584
  01/01/2002    to  12/31/2002       13.377050        14.288890        296,580.0861
  01/01/2003    to  12/31/2003       14.288890        14.583206        387,732.3768
  01/01/2004    to  11/19/2004       14.583206        14.930708        434,416.9639
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.683202        19.067873          2,230.4680
  01/01/2007    to  12/31/2007       19.067873        19.692805            210.6586
  01/01/2008    to  12/31/2008       19.692805        13.009163          2,604.3026
  01/01/2009    to  12/31/2009       13.009163        15.852668         87,966.1600
  01/01/2010    to  12/31/2010       15.852668        18.122957         82,508.5555
  01/01/2011    to  12/31/2011       18.122957        17.016307         75,763.6687
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.803262        123,611.0320
  01/01/2003    to  12/31/2003        7.803262        10.549879        281,063.6073
  01/01/2004    to  12/31/2004       10.549879        11.311583        480,706.5590
  01/01/2005    to  12/31/2005       11.311583        11.739347        526,151.6279
  01/01/2006    to  12/31/2006       11.739347        12.683378        447,355.9250
  01/01/2007    to  12/31/2007       12.683378        12.434415        656,291.1625
  01/01/2008    to  12/31/2008       12.434415         7.288546        568,911.4393
  01/01/2009    to  12/31/2009        7.288546         7.200696              0.0000
  01/01/2010    to  12/31/2010        7.200696         7.200696              0.0000
  01/01/2011    to  12/31/2011        7.200696         7.200696              0.0000
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620        15.688912         49,822.4695
  01/01/2002    to  12/31/2002       15.688912        11.446361         85,618.1983
  01/01/2003    to  12/31/2003       11.446361        14.997217         86,194.3312
  01/01/2004    to  11/19/2004       14.997217        16.110947         75,748.8035
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.958794        18.623787            514.0850
  01/01/2007    to  12/31/2007       18.623787        19.534903          2,408.1784
  01/01/2008    to  12/31/2008       19.534903        17.150388          1,385.7801
  01/01/2009    to  12/31/2009       17.150388        22.451691          1,641.1800
  01/01/2010    to  12/31/2010       22.451691        24.773268          2,892.0481
  01/01/2011    to  12/31/2011       24.773268        25.253217          2,789.5389
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.033275         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.726737        10.443805        516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272        560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321        522,587.2322
============   ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.545830        12.749612        402,376.5800
  01/01/2010    to  12/31/2010       12.749612        13.514326        372,861.4424
  01/01/2011    to  12/31/2011       13.514326        14.774818        336,942.7620
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845        11.916121        222,600.4184
  01/01/2005    to  12/31/2005       11.916121        12.463356        358,599.2107
  01/01/2006    to  12/31/2006       12.463356        13.839295        926,229.4134
  01/01/2007    to  12/31/2007       13.839295        14.863686        481,785.6339
  01/01/2008    to  12/31/2008       14.863686         8.479334        410,606.5430
  01/01/2009    to  12/31/2009        8.479334        11.930121        343,575.8300
  01/01/2010    to  12/31/2010       11.930121        13.699866        312,262.8290
  01/01/2011    to  12/31/2011       13.699866        13.296195        285,112.2405
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050        13.280510         30,005.1698
  01/01/2002    to  12/31/2002       13.280510        10.033783         50,190.6864
  01/01/2003    to  12/31/2003       10.033783        12.529229         47,195.9367
  01/01/2004    to  04/30/2004       12.529229        12.533363         46,604.1592
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       41.872288        46.389254        211,274.3363
  01/01/2005    to  12/31/2005       46.389254        47.309714        191,057.9232
  01/01/2006    to  12/31/2006       47.309714        54.926993        158,234.1416
  01/01/2007    to  12/31/2007       54.926993        56.191616        131,311.4828
  01/01/2008    to  12/31/2008       56.191616        35.265632        108,537.9079
  01/01/2009    to  12/31/2009       35.265632        41.166141        102,178.2400
  01/01/2010    to  12/31/2010       41.166141        47.509158         92,859.0254
  01/01/2011    to  12/31/2011       47.509158        44.972368         81,906.1511
============   ==== ==========       =========        =========        ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241        12.130840        179,253.1161
   01/01/2002                             to  12/31/2002       12.130840         8.321485        242,304.1611
   01/01/2003                             to  12/31/2003        8.321485        10.238325        208,747.0262
   01/01/2004                             to  04/30/2004       10.238325        10.042015        211,777.1345
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMLERY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.803813         8.303774          7,715.2654
   01/01/2003                             to  12/31/2003        8.303774        10.196100          8,331.5277
   01/01/2004                             to  04/30/2004       10.196100         9.989902          8,449.0272
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       39.909345        41.312239        333,795.0812
   01/01/2002                             to  12/31/2002       41.312239        33.272684      1,033,883.0189
   01/01/2003                             to  12/31/2003       33.272684        42.786777      1,593,251.7660
   01/01/2004                             to  12/31/2004       42.786777        47.407274      1,462,636.7260
   01/01/2005                             to  12/31/2005       47.407274        48.215337      1,315,097.2795
   01/01/2006                             to  12/31/2006       48.215337        55.863563      1,186,099.7281
   01/01/2007                             to  12/31/2007       55.863563        56.989263      1,028,082.7548
   01/01/2008                             to  12/31/2008       56.989263        35.688706        874,903.2880
   01/01/2009                             to  12/31/2009       35.688706        41.561455        782,558.3000
   01/01/2010                             to  12/31/2010       41.561455        47.839303        706,253.3098
   01/01/2011                             to  12/31/2011       47.839303        45.170832        618,072.9799
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN TEMPLETON) MUTUAL
 SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464        12.210438        283,891.4512
   01/01/2002                             to  12/31/2002       12.210438        10.591865        438,433.3442
   01/01/2003                             to  12/31/2003       10.591865        13.038724        457,398.9074
   01/01/2004                             to  04/30/2004       13.038724        13.238207        408,778.6238
=============                            ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH AND
INCOME
 SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.579412        11.202545          21,753.2700
  01/01/2002    to  12/31/2002       11.202545         8.926812          22,603.5346
  01/01/2003    to  12/31/2003        8.926812        11.185167          21,303.3222
  01/01/2004    to  12/31/2004       11.185167        12.224123          40,084.3715
  01/01/2005    to  12/31/2005       12.224123        12.653328          44,117.6739
  01/01/2006    to  12/31/2006       12.653328        14.427259          39,337.2097
  01/01/2007    to  12/31/2007       14.427259        13.332933          35,811.4851
  01/01/2008    to  12/31/2008       13.332933         8.039124          39,496.6097
  01/01/2009    to  12/31/2009        8.039124        10.264969          31,285.0300
  01/01/2010    to  04/30/2010       10.264969        10.957935               0.0000
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046         8.220557         107,325.0956
  01/01/2002    to  12/31/2002        8.220557         4.525032         874,509.3435
  01/01/2003    to  12/31/2003        4.525032         6.081870       2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870         7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436       1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611       1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874       1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788         981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047         927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279         837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490         733,821.4112
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383        12.943954          75,437.4466
  01/01/2005    to  12/31/2005       12.943954        14.097094          69,253.6304
  01/01/2006    to  12/31/2006       14.097094        14.370140          50,638.6844
  01/01/2007    to  12/31/2007       14.370140        15.481068          43,212.6297
  01/01/2008    to  12/31/2008       15.481068         9.696770          32,402.9397
  01/01/2009    to  12/31/2009        9.696770        13.223132          32,216.5000
  01/01/2010    to  12/31/2010       13.223132        17.515450          46,391.1798
  01/01/2011    to  12/31/2011       17.515450        17.478727          43,421.3853
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.175342          24,956.1260
  01/01/2002    to  12/31/2002       12.175342         8.540681          55,319.8510
  01/01/2003    to  12/31/2003        8.540681        11.530067          67,277.0956
  01/01/2004    to  04/30/2004       11.530067        11.737509          78,239.1365
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.601949         54,003.9453
  01/01/2004    to  12/31/2004       12.601949        14.623726         52,425.3828
  01/01/2005    to  12/31/2005       14.623726        16.914945         52,315.0958
  01/01/2006    to  12/31/2006       16.914945        19.338940         40,980.3165
  01/01/2007    to  12/31/2007       19.338940        20.936031         35,723.1353
  01/01/2008    to  12/31/2008       20.936031        11.481951         33,675.4969
  01/01/2009    to  12/31/2009       11.481951        13.765846         44,030.8400
  01/01/2010    to  12/31/2010       13.765846        14.469721         40,591.6019
  01/01/2011    to  12/31/2011       14.469721        11.367781         41,896.5184
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       42.619530        42.731058         63,880.1102
  01/01/2006    to  12/31/2006       42.731058        43.772618         89,526.7024
  01/01/2007    to  12/31/2007       43.772618        45.645270         36,456.1555
  01/01/2008    to  12/31/2008       45.645270        43.250853         29,661.1502
  01/01/2009    to  12/31/2009       43.250853        46.450072         32,262.9300
  01/01/2010    to  12/31/2010       46.450072        49.376805         35,378.6806
  01/01/2011    to  12/31/2011       49.376805        51.632937         32,925.3476
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.705852        10.960381         55,634.4600
  01/01/2010    to  12/31/2010       10.960381        12.917949         54,656.9177
  01/01/2011    to  12/31/2011       12.917949        11.570182         44,822.6028
============   ==== ==========       =========        =========        ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.137983        15.808790         80,909.9467
  01/01/2008    to  12/31/2008       15.808790         8.918631         57,985.6124
  01/01/2009    to  05/01/2009        8.918631         8.475329              0.0000
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067         9.947469        573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456        815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583      1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155      2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489      1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729        945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238      1,214,459.0350
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611        10.134443         77,162.0693
  01/01/2002    to  12/31/2002       10.134443        10.077868        745,567.9878
  01/01/2003    to  12/31/2003       10.077868         9.955999        890,691.6762
  01/01/2004    to  12/31/2004        9.955999         9.855432        509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283          3,411.3696
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756        10.136771        167,899.0385
  01/01/2002    to  12/31/2002       10.136771         8.320551      1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551        10.699997      2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997        11.802287      3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459      3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697      3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208      2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293      2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672      2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562      1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530      1,730,378.7213
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.694501        11.625804        816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679        814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133        619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809        518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433        473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186        439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673        423,084.2173
============   ==== ==========       =========        =========      ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.712423        2,792.1866
  01/01/2004    to  12/31/2004       11.712423        12.057889       11,242.5239
  01/01/2005    to  04/30/2005       12.057889        11.081632            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.389234        10.991307      111,440.0886
  01/01/2008    to  12/31/2008       10.991307         6.344902       98,039.8458
  01/01/2009    to  12/31/2009        6.344902         8.093167       99,092.4000
  01/01/2010    to  12/31/2010        8.093167        10.456325       86,541.6251
  01/01/2011    to  12/31/2011       10.456325        10.567916       72,171.0379
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.699488        14.222857        7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588       11,503.4759
  01/01/2011    to  12/31/2011       17.150588        14.128534       10,247.1880
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.108103       21,255.2655
  01/01/2003    to  12/31/2003        9.108103        10.457852       57,713.8244
  01/01/2004    to  12/31/2004       10.457852        11.416784       97,449.0607
  01/01/2005    to  12/31/2005       11.416784        11.550635      138,420.8319
  01/01/2006    to  12/31/2006       11.550635        12.718014      147,041.3036
  01/01/2007    to  12/31/2007       12.718014        13.023835      151,802.9167
  01/01/2008    to  12/31/2008       13.023835         9.947255      145,120.6649
  01/01/2009    to  12/31/2009        9.947255        11.575401      140,553.5700
  01/01/2010    to  12/31/2010       11.575401        12.501651      138,692.9987
  01/01/2011    to  12/31/2011       12.501651        12.562996      114,786.6058
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.596445        10.858225        1,591.7148
  01/01/2009    to  12/31/2009       10.858225        12.879096        7,037.9400
  01/01/2010    to  12/31/2010       12.879096        14.084679       33,087.1686
  01/01/2011    to  12/31/2011       14.084679        13.943188       36,928.2851
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.075179        16.457492           6,398.4830
  01/01/2006    to  12/31/2006       16.457492        18.836003          22,835.9704
  01/01/2007    to  12/31/2007       18.836003        19.686179          27,297.4513
  01/01/2008    to  12/31/2008       19.686179        11.509665          20,912.6683
  01/01/2009    to  12/31/2009       11.509665        15.827360          19,232.9800
  01/01/2010    to  12/31/2010       15.827360        18.048102          23,318.7416
  01/01/2011    to  12/31/2011       18.048102        16.261067          21,651.3021
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.850739        18.712143               0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245           2,902.0366
============   ==== ==========       =========        =========       ==============
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.017508           6,399.4784
  01/01/2004    to  12/31/2004       12.017508        13.217257          23,783.2320
  01/01/2005    to  12/31/2005       13.217257        13.717413          49,629.5889
  01/01/2006    to  12/31/2006       13.717413        16.036286          52,069.4195
  01/01/2007    to  12/31/2007       16.036286        16.275265          53,734.0353
  01/01/2008    to  12/31/2008       16.275265        11.022796          43,956.4594
  01/01/2009    to  12/31/2009       11.022796        13.818668          39,517.9000
  01/01/2010    to  12/31/2010       13.818668        15.306216          33,428.0117
  01/01/2011    to  12/31/2011       15.306216        15.345542          28,095.0909
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.408821        12.972623         932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531         801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466       1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647       1,475,021.8225
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.471224        12.061156       5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938       5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388       7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679       6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788       6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161       5,911,435.3614
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.594511        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368      1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859      1,125,532.9140
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.087713        12.717038      5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001      5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254      6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709      5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653      5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334      4,778,559.5779
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.003990        11.543319      1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129      2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651      2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073      2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086      2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922      2,225,206.7572
============   ==== ==========       =========        =========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.175086        25.035574          299.5594
  01/01/2007    to  12/31/2007       25.035574        28.251709          460.5152
  01/01/2008    to  12/31/2008       28.251709        17.102826        1,148.9490
  01/01/2009    to  12/31/2009       17.102826        23.915921        1,471.0200
  01/01/2010    to  12/31/2010       23.915921        26.261768        1,798.9594
  01/01/2011    to  12/31/2011       26.261768        23.513761        1,784.7353
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.891376        15.600850            0.0000
  01/01/2009    to  12/31/2009       15.600850        24.727275          765.7300
  01/01/2010    to  12/31/2010       24.727275        29.745035          218.5441
  01/01/2011    to  12/31/2011       29.745035        23.633842          251.9061
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      155.025157        89.425584           60.6883
  01/01/2009    to  12/31/2009       89.425584       122.507349          265.0200
  01/01/2010    to  12/31/2010      122.507349       142.872401          344.9206
  01/01/2011    to  12/31/2011      142.872401       134.394056          519.4763
============   ==== ==========      ==========       ==========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.797256        17.358689       39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068       49,295.1134
  01/01/2011    to  12/31/2011       19.748068        19.861185       56,842.9674
============   ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.810853         8.134115            0.0000
  01/01/2010    to  12/31/2010        8.134115         8.981417        1,305.8726
  01/01/2011    to  12/31/2011        8.981417         8.841384        1,305.8726
============   ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.907360         9.223364      132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480      120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543      109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451      113,252.4378
============   ==== ==========      ==========       ==========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.138805         9.717884            0.0000
  01/01/2009    to  12/31/2009        9.717884        12.296934          178.6700
  01/01/2010    to  12/31/2010       12.296934        14.409736          178.4220
  01/01/2011    to  12/31/2011       14.409736        12.693012          178.1930
============   ==== ==========      ==========       ==========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.430482        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218        102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604         97,665.7380
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.319307        14.252550             41.1182
  01/01/2005    to  12/31/2005       14.252550        15.376713             40.9022
  01/01/2006    to  12/31/2006       15.376713        17.319799          2,108.5351
  01/01/2007    to  04/27/2007       17.319799        18.807638              0.0000
============   ==== ==========       =========        =========        ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.357861        12.001887              0.0000
  01/01/2007    to  04/27/2007       12.001887        13.242317              0.0000
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.252524         7.462739        368,564.6284
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.398874        11.122610         59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068         71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552         73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925         85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220         75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406              0.0000
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.064451        17.076098        685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269        537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637        542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730        519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064        436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065        409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826        375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811        329,853.8532
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701        13.841605        7,706.3804
  01/01/2005    to  12/31/2005       13.841605        14.139257       14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443       15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765            0.0000
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562        22.911042       12,243.5736
  01/01/2005    to  12/31/2005       22.911042        24.326474       25,702.6111
  01/01/2006    to  12/31/2006       24.326474        26.816252       27,033.5655
  01/01/2007    to  12/31/2007       26.816252        26.506534       24,856.0192
  01/01/2008    to  12/31/2008       26.506534        15.945964       27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088       31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039       35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786       32,560.8482
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701        13.841605        7,706.3804
  01/01/2005    to  12/31/2005       13.841605        14.139257       14,201.5084
  01/01/2006    to  12/31/2006       14.139257        15.944443       15,333.5632
  01/01/2007    to  04/27/2007       15.944443        16.968765            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895       59,388.9181
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.584222       19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016       72,148.1900
  01/01/2010    to  12/31/2010        8.080016         8.815149       88,995.4743
  01/01/2011    to  12/31/2011        8.815149         8.615160       96,513.4404
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         7.016687      271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588      353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867      376,771.3664
  01/01/2011    to  12/31/2011        9.584867         9.253106      375,161.9153
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.746816        12.129841        4,428.0608
  01/01/2011    to  12/31/2011       12.129841        11.880428        3,873.9002
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.553441            0.0000
  01/01/2009    to  12/31/2009        6.553441         8.540458          382.5800
  01/01/2010    to  12/31/2010        8.540458         9.035119          319.2303
  01/01/2011    to  12/31/2011        9.035119         8.266309        2,632.8880
============   ==== ==========       =========        =========      ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.780324        18.514734          620.1999
  01/01/2007    to  12/31/2007       18.514734        18.618787        1,496.7762
  01/01/2008    to  12/31/2008       18.618787        10.551561        1,514.8605
  01/01/2009    to  12/31/2009       10.551561        13.593456        1,289.9200
  01/01/2010    to  12/31/2010       13.593456        14.345478        1,302.5041
  01/01/2011    to  04/29/2011       14.345478        15.986985            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.711106        11.124362      522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
ABBETT GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.686076         9.622877            0.0000
  01/01/2005    to  12/31/2005        9.622877         9.889633        6,276.6601
  01/01/2006    to  12/31/2006        9.889633        10.532005        4,318.5228
  01/01/2007    to  12/31/2007       10.532005        12.778253          813.6337
  01/01/2008    to  12/31/2008       12.778253         6.685618        2,564.2626
  01/01/2009    to  12/31/2009        6.685618        10.332240        4,619.5000
  01/01/2010    to  12/31/2010       10.332240        13.410930        5,042.4082
  01/01/2011    to  12/31/2011       13.410930        12.266496        3,213.3027
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.891325         8.548668        994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556        971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174        883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685        799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002        718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111        634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327        548,945.5013
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.623443        12.019969        763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499        699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736        849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413        719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178        776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440        831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750        794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547        708,451.2157
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.145175        14.580471          4,353.1515
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.468039        18.823377              0.0000
  01/01/2007    to  12/31/2007       18.823377        19.420755              0.0000
  01/01/2008    to  12/31/2008       19.420755        12.816558            474.0838
  01/01/2009    to  12/31/2009       12.816558        15.602348          5,565.8800
  01/01/2010    to  12/31/2010       15.602348        17.818976          3,999.6473
  01/01/2011    to  12/31/2011       17.818976        16.714193          3,360.9222
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.536806        11.281419          3,772.1408
  01/01/2005    to  12/31/2005       11.281419        11.696374         10,930.0985
  01/01/2006    to  12/31/2006       11.696374        12.624352         12,990.4301
  01/01/2007    to  12/31/2007       12.624352        12.364105         10,859.2398
  01/01/2008    to  12/31/2008       12.364105         7.240045          8,554.2837
  01/01/2009    to  05/01/2009        7.240045         7.150397              0.0000
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.423600        15.462288             92.9188
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.747410        18.392377            0.0000
  01/01/2007    to  12/31/2007       18.392377        19.272788            0.0000
  01/01/2008    to  12/31/2008       19.272788        16.903303            0.0000
  01/01/2009    to  12/31/2009       16.903303        22.106133            0.0000
  01/01/2010    to  12/31/2010       22.106133        24.367609          186.4405
  01/01/2011    to  12/31/2011       24.367609        24.814938          535.6637
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.004421         9.855748      229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654      301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939      323,285.5117
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.695401        10.399444      202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830      356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862      333,380.5036
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.476607        12.664811      767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023      678,447.8767
  01/01/2011    to  12/31/2011       13.411023        14.647270      596,849.5573
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.046833        47.578964      429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721      351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181      341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330      308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748      276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643      246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049      224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980      189,666.0920
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME
 SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       42.184562        45.684643           12.2422
  01/01/2005    to  12/31/2005       45.684643        47.241564          949.0122
  01/01/2006    to  12/31/2006       47.241564        53.810906          949.6890
  01/01/2007    to  12/31/2007       53.810906        49.679272          944.0276
  01/01/2008    to  12/31/2008       49.679272        29.924124          735.5068
  01/01/2009    to  12/31/2009       29.924124        38.171215          735.4300
  01/01/2010    to  04/30/2010       38.171215        40.734708            0.0000
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227          85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472          96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079          93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174          92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738          80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703          71,491.0091
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.704715        41.786131             858.5974
  01/01/2006    to  12/31/2006       41.786131        42.761992           1,863.3280
  01/01/2007    to  12/31/2007       42.761992        44.546603           1,726.2236
  01/01/2008    to  12/31/2008       44.546603        42.167509           1,488.3367
  01/01/2009    to  12/31/2009       42.167509        45.241342           1,220.8600
  01/01/2010    to  12/31/2010       45.241342        48.043857           1,749.8790
  01/01/2011    to  12/31/2011       48.043857        50.189017           2,417.4757
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.588388        10.805375               0.0000
  01/01/2010    to  12/31/2010       10.805375        12.722543             603.7132
  01/01/2011    to  12/31/2011       12.722543        11.383792             603.7132
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.963899        15.616502               0.0000
  01/01/2008    to  12/31/2008       15.616502         8.801294               0.0000
  01/01/2009    to  12/31/2009        8.801294         8.361042               0.0000
  01/01/2010    to  12/31/2010        8.361042         8.361042               0.0000
  01/01/2011    to  12/31/2011        8.361042         8.361042               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.892445         9.973519         458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024         687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046       1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004       2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908       1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080         984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891         954,968.6629
============   ==== ==========       =========        =========       ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.954439         9.891100        253,746.9493
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.027666        11.845032      1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984      1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047      1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310      1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857      1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812      1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598        891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509        801,517.5740
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699357        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.166769         4.339839            861.7551
  01/01/2005    to  04/30/2005        4.339839         3.987166              0.0000
============   ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.321075        10.918194         11,804.0478
  01/01/2008    to  12/31/2008       10.918194         6.296359          7,008.7941
  01/01/2009    to  12/31/2009        6.296359         8.023219          8,108.2500
  01/01/2010    to  12/31/2010        8.023219        10.355607          7,883.1323
  01/01/2011    to  12/31/2011       10.355607        10.455680          7,227.8272
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.694026        14.206229         12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440         12,830.2236
  01/01/2011    to  12/31/2011       17.113440        14.083849         13,442.8182
============   ==== ==========       =========        =========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       34.639465        37.577802        1,454.7390
  01/01/2005    to  12/31/2005       37.577802        37.980470        3,090.7193
  01/01/2006    to  12/31/2006       37.980470        41.777333        3,701.0354
  01/01/2007    to  12/31/2007       41.777333        42.738930        6,110.2597
  01/01/2008    to  12/31/2008       42.738930        32.610080        5,267.0222
  01/01/2009    to  12/31/2009       32.610080        37.909706        5,017.7800
  01/01/2010    to  12/31/2010       37.909706        40.902295        2,632.6998
  01/01/2011    to  12/31/2011       40.902295        41.062011        2,586.9741
============   ==== ==========       =========        =========        ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.444640        10.745239            0.0000
  01/01/2009    to  12/31/2009       10.745239        12.732339          306.0800
  01/01/2010    to  12/31/2010       12.732339        13.910277          698.3172
  01/01/2011    to  12/31/2011       13.910277        13.756800        1,141.0604
============   ==== ==========       =========        =========        ==========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.960650        16.312769          432.6820
  01/01/2006    to  12/31/2006       16.312769        18.651755        2,292.6798
  01/01/2007    to  12/31/2007       18.651755        19.474022        2,290.8776
  01/01/2008    to  12/31/2008       19.474022        11.374184        2,288.5687
  01/01/2009    to  12/31/2009       11.374184        15.625418        2,285.7400
  01/01/2010    to  12/31/2010       15.625418        17.800035        3,706.9553
  01/01/2011    to  12/31/2011       17.800035        16.021549        2,280.8632
============   ==== ==========       =========        =========        ==========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.826875        18.671588        2,093.0731
  01/01/2011    to  12/31/2011       18.671588        15.288720        2,321.7774
============   ==== ==========       =========        =========        ==========
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.980897        13.181375        2,499.9396
  01/01/2005    to  12/31/2005       13.181375        13.666539        7,196.6007
  01/01/2006    to  12/31/2006       13.666539        15.960893        9,327.3672
  01/01/2007    to  12/31/2007       15.960893        16.182465        8,764.0370
  01/01/2008    to  12/31/2008       16.182465        10.948933        4,435.1434
  01/01/2009    to  12/31/2009       10.948933        13.712348        4,289.9700
  01/01/2010    to  12/31/2010       13.712348        15.173281        4,281.7613
  01/01/2011    to  12/31/2011       15.173281        15.197088        3,610.4222
============   ==== ==========       =========        =========        ==========

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.390351        12.944726        1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132        1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366          968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738          798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251          785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063          672,452.9061
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.454145        12.035216       10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700       12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780       12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525       11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611       10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110        9,314,825.5411
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.578733        11.075921          918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954        1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380        2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598        3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251        3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850        3,134,392.9778
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.069718        12.689689        9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701       12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996       12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952       11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163       10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825        9,605,719.2984
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.987604        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042        5,174,824.2332
============   ==== ==========       =========        =========       ===============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362         9.525031        3,498.6847
  01/01/2002    to  12/31/2002        9.525031         7.888596        5,038.8382
  01/01/2003    to  12/31/2003        7.888596         9.999711        4,871.2107
  01/01/2004    to  12/31/2004        9.999711        12.178466       12,406.1605
  01/01/2005    to  12/31/2005       12.178466        14.106414       28,552.8247
  01/01/2006    to  12/31/2006       14.106414        17.767455       26,254.5036
  01/01/2007    to  12/31/2007       17.767455        20.011300       17,782.0321
  01/01/2008    to  12/31/2008       20.011300        11.720386       12,808.5813
  01/01/2009    to  12/31/2009       11.720386        15.568221       11,361.9700
  01/01/2010    to  12/31/2010       15.568221        17.257600        6,931.0409
  01/01/2011    to  12/31/2011       17.257600        15.807563        6,295.3833
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.059989        24.914811            0.0000
  01/01/2007    to  12/31/2007       24.914811        28.101305        4,282.5320
  01/01/2008    to  12/31/2008       28.101305        17.003228        5,058.0983
  01/01/2009    to  12/31/2009       17.003228        23.764765        4,236.5200
  01/01/2010    to  12/31/2010       23.764765        26.082753        4,346.6792
  01/01/2011    to  12/31/2011       26.082753        23.341819        4,636.1805
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.737249        15.517735            0.0000
  01/01/2009    to  12/31/2009       15.517735        24.583253          477.2900
  01/01/2010    to  12/31/2010       24.583253        29.557023          675.3220
  01/01/2011    to  12/31/2011       29.557023        23.472725        1,051.2856
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      153.157879        88.318426            0.0000
  01/01/2009    to  12/31/2009       88.318426       120.930132          358.4400
  01/01/2010    to  12/31/2010      120.930132       140.962562          477.5351
  01/01/2011    to  12/31/2011      140.962562       132.531385          449.1940
============   ==== ==========      ==========       ==========       ===========

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602         8.891510       10,843.1835
  01/01/2002    to  12/31/2002        8.891510         7.111749       38,755.4190
  01/01/2003    to  12/31/2003        7.111749         9.235060      123,953.9822
  01/01/2004    to  12/31/2004        9.235060        10.750454      266,809.2952
  01/01/2005    to  12/31/2005       10.750454        11.632986      277,553.6036
  01/01/2006    to  12/31/2006       11.632986        13.876424      176,821.3254
  01/01/2007    to  12/31/2007       13.876424        15.734037      116,483.2021
  01/01/2008    to  12/31/2008       15.734037         9.212835      100,088.1869
  01/01/2009    to  12/31/2009        9.212835        12.400287       90,000.6700
  01/01/2010    to  12/31/2010       12.400287        13.203110       82,070.5314
  01/01/2011    to  12/31/2011       13.203110        11.588810       69,009.1728
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.710020        17.243250       30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939       64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415       63,772.1105
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.773052         8.086305            0.0000
  01/01/2010    to  12/31/2010        8.086305         8.924167            0.0000
  01/01/2011    to  12/31/2011        8.924167         8.780642            0.0000
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.873616         9.201824      233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868      226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119      203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948      181,275.4715
============   ==== ==========       =========        =========      ============
DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.119168         9.700066            0.0000
  01/01/2009    to  12/31/2009        9.700066        12.268249            0.0000
  01/01/2010    to  12/31/2010       12.268249        14.368942            0.0000
  01/01/2011    to  12/31/2011       14.368942        12.650759            0.0000
============   ==== ==========       =========        =========      ============
J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181        17.089569       11,502.3566
  01/01/2002    to  12/31/2002       17.089569        12.568520       16,549.2743
  01/01/2003    to  04/24/2003       12.568520        13.039455       16,617.0071
============   ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251        10.481506        2,917.0795
  01/01/2002    to  12/31/2002       10.481506         8.594369        3,743.3554
  01/01/2003    to  04/24/2003        8.594369         8.340065        4,134.6800
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.287476        15.297171      242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262      172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655      219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065      188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994      168,160.1761
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953        14.218826        1,631.1210
  01/01/2002    to  12/31/2002       14.218826        11.005539        8,026.2962
  01/01/2003    to  12/31/2003       11.005539        13.866110       21,554.0914
  01/01/2004    to  12/31/2004       13.866110        16.114072       19,017.9258
  01/01/2005    to  12/31/2005       16.114072        17.376400       20,894.9824
  01/01/2006    to  12/31/2006       17.376400        19.562422       16,151.1848
  01/01/2007    to  04/27/2007       19.562422        21.239450            0.0000
============   ==== ==========       =========        =========      ============
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.351983        11.991700            0.0000
  01/01/2007    to  04/27/2007       11.991700        13.228923            0.0000
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.150279         7.367833      835,271.7525
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.396280        11.116150      367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927      243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276      255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956      280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272      272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274            0.0000
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000         8.263852        131,697.4090
  01/01/2003    to  12/31/2003        8.263852         9.864141        364,200.2978
  01/01/2004    to  12/31/2004        9.864141        10.770073        353,045.4927
  01/01/2005    to  12/31/2005       10.770073        11.308589        335,028.4967
  01/01/2006    to  04/30/2006       11.308589        11.803783        331,487.3950
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495        13.934910         41,643.4787
  01/01/2002    to  12/31/2002       13.934910        13.607857        183,438.0434
  01/01/2003    to  12/31/2003       13.607857        15.925780      1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780        16.918301      1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474      1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789        883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602        722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411        584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210        519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192        465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254        405,805.4391
============   ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.960884         15,703.9104
  01/01/2004    to  12/31/2004       11.960884        13.830052         28,868.1443
  01/01/2005    to  12/31/2005       13.830052        14.120413         29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256         31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945              0.0000
============   ==== ==========       =========        =========      ==============
LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160        10.575580          8,710.4378
  01/01/2002    to  12/31/2002       10.575580         7.360312         16,460.9876
  01/01/2003    to  04/25/2003        7.360312         7.464640         18,180.4768
============   ==== ==========       =========        =========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706        17.405673       44,733.8292
  01/01/2002    to  12/31/2002       17.405673        15.456728      180,671.9059
  01/01/2003    to  12/31/2003       15.456728        19.109721      286,168.2234
  01/01/2004    to  12/31/2004       19.109721        23.366842      330,389.8090
  01/01/2005    to  12/31/2005       23.366842        24.798069      326,477.3988
  01/01/2006    to  12/31/2006       24.798069        26.691009      252,440.4570
  01/01/2007    to  12/31/2007       26.691009        26.993344      204,311.9135
  01/01/2008    to  12/31/2008       26.993344        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818      234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724      155,003.4132
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.960884       15,703.9104
  01/01/2004    to  12/31/2004       11.960884        13.830052       28,868.1443
  01/01/2005    to  12/31/2005       13.830052        14.120413       29,549.6688
  01/01/2006    to  12/31/2006       14.120413        15.915256       31,017.0373
  01/01/2007    to  04/27/2007       15.915256        16.934945            0.0000
============   ==== ==========       =========        =========      ============
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035        11.149853       39,781.6782
  01/01/2002    to  12/31/2002       11.149853         8.283479       67,299.1238
  01/01/2003    to  12/31/2003        8.283479        10.537557       57,416.3486
  01/01/2004    to  12/31/2004       10.537557        11.034807       60,833.2394
  01/01/2005    to  12/31/2005       11.034807        11.796229       58,473.1054
  01/01/2006    to  12/31/2006       11.796229        12.316286       51,628.2980
  01/01/2007    to  04/27/2007       12.316286        13.131532            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597       41,153.0489
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951       28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191      214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303      224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289      234,873.0590
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269        378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104        557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990        567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064        544,047.1713
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.740900        12.119715          2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590          2,056.6735
============   ==== ==========       =========        =========        ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.551182              0.0000
  01/01/2009    to  12/31/2009        6.551182         8.533245          1,420.4100
  01/01/2010    to  12/31/2010        8.533245         9.022979          1,533.6458
  01/01/2011    to  12/31/2011        9.022979         8.251080          2,831.4383
============   ==== ==========       =========        =========        ============
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       12.599543        12.908840          2,791.0144
  01/01/2002    to  12/31/2002       12.908840        10.334186          3,653.2009
  01/01/2003    to  12/31/2003       10.334186        13.411763          2,865.9890
  01/01/2004    to  12/31/2004       13.411763        15.282910          2,762.3076
  01/01/2005    to  12/31/2005       15.282910        16.341558          2,673.0305
  01/01/2006    to  12/31/2006       16.341558        18.481049          2,807.6561
  01/01/2007    to  12/31/2007       18.481049        19.651335          2,842.4302
  01/01/2008    to  12/31/2008       19.651335        11.131126          2,849.3721
  01/01/2009    to  12/31/2009       11.131126        14.332933          2,377.5700
  01/01/2010    to  12/31/2010       14.332933        15.118310          1,728.2926
  01/01/2011    to  12/31/2011       15.118310        16.845504              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773         6.123445        217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875        298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627        251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738        251,780.4865
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093         8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994         7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479         9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
============   ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
 OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640         8.793111          18,663.1300
  01/01/2002    to  12/31/2002        8.793111         6.527712          72,350.5017
  01/01/2003    to  12/31/2003        6.527712         8.700539         100,033.9731
  01/01/2004    to  12/31/2004        8.700539         9.608357         111,570.0500
  01/01/2005    to  12/31/2005        9.608357         9.869788         108,544.5194
  01/01/2006    to  12/31/2006        9.869788        10.505630         103,433.6886
  01/01/2007    to  12/31/2007       10.505630        12.739847          98,665.4468
  01/01/2008    to  12/31/2008       12.739847         6.662170          93,515.7637
  01/01/2009    to  12/31/2009        6.662170        10.290859          85,049.8000
  01/01/2010    to  12/31/2010       10.290859        13.350550          74,115.1862
  01/01/2011    to  12/31/2011       13.350550        12.205173          63,069.4841
============   ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.817006         8.465353       1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983       1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168       1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099         993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685         905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054         803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451         686,579.4063
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.519847        11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020        1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672        1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043        1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182        1,321,654.2392
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873        10.114046              337.9604
  01/01/2002    to  12/31/2002       10.114046        12.034541            1,073.1001
  01/01/2003    to  12/31/2003       12.034541        14.472057              162.3384
  01/01/2004    to  04/30/2004       14.472057        14.069456              162.3384
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663        13.362058           59,524.4518
  01/01/2002    to  12/31/2002       13.362058        14.251499          156,931.8255
  01/01/2003    to  12/31/2003       14.251499        14.523236          305,601.0555
  01/01/2004    to  11/19/2004       14.523236        14.849583          332,603.1958
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.361441        18.702307                0.0000
  01/01/2007    to  12/31/2007       18.702307        19.286142            1,411.7552
  01/01/2008    to  12/31/2008       19.286142        12.721327            1,411.7552
  01/01/2009    to  12/31/2009       12.721327        15.478674           44,306.7700
  01/01/2010    to  12/31/2010       15.478674        17.668902           39,334.9706
  01/01/2011    to  12/31/2011       17.668902        16.565154           30,880.7126
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2002    to  12/31/2002       10.000000         7.795430           15,930.0537
  01/01/2003    to  12/31/2003        7.795430        10.523522           67,158.0254
  01/01/2004    to  12/31/2004       10.523522        11.266366          130,493.3911
  01/01/2005    to  12/31/2005       11.266366        11.674945          130,091.6037
  01/01/2006    to  12/31/2006       11.674945        12.594941          133,851.2532
  01/01/2007    to  12/31/2007       12.594941        12.329097          213,548.9644
  01/01/2008    to  12/31/2008       12.329097         7.215915          206,888.9397
  01/01/2009    to  12/31/2009        7.215915         7.125379                0.0000
  01/01/2010    to  12/31/2010        7.125379         7.125379                0.0000
  01/01/2011    to  12/31/2011        7.125379         7.125379                0.0000
============   ==== ==========       =========        =========        ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
INVESTORS SERIES TRUST -
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620        15.671320       11,092.2320
  01/01/2002    to  12/31/2002       15.671320        11.416343       21,931.9612
  01/01/2003    to  12/31/2003       11.416343        14.935490       22,894.3009
  01/01/2004    to  11/19/2004       14.935490        16.023358       20,298.5026
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.642651        18.277751            0.0000
  01/01/2007    to  12/31/2007       18.277751        19.143051        2,156.5649
  01/01/2008    to  12/31/2008       19.143051        16.781097        2,145.5949
  01/01/2009    to  12/31/2009       16.781097        21.935352        2,135.9800
  01/01/2010    to  12/31/2010       21.935352        24.167275        2,126.6894
  01/01/2011    to  12/31/2011       24.167275        24.598658        2,117.0173
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.990033         9.834791      188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635      240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738      286,855.9251
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.679775        10.377335      310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728      415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300      517,220.4676
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.442148        12.622618      612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664      615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906      522,777.4984
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556        11.806694      115,275.7162
  01/01/2005    to  12/31/2005       11.806694        12.330450      161,329.3225
  01/01/2006    to  12/31/2006       12.330450        13.671249      288,347.4815
  01/01/2007    to  12/31/2007       13.671249        14.661070      181,191.0535
  01/01/2008    to  12/31/2008       14.661070         8.351138      155,208.2045
  01/01/2009    to  12/31/2009        8.351138        11.732152      138,554.2100
  01/01/2010    to  12/31/2010       11.732152        13.452354      145,468.9307
  01/01/2011    to  12/31/2011       13.452354        13.036443      122,075.6401
============   ==== ==========       =========        =========      ============

                                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   04/02/2001                             to  12/31/2001       13.874050        13.265620       10,801.0508
   01/01/2002                             to  12/31/2002       13.265620        10.007490       18,213.7716
   01/01/2003                             to  12/31/2003       10.007490        12.477682       18,780.2883
   01/01/2004                             to  04/30/2004       12.477682        12.475648       18,684.5010
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
   05/01/2004                             to  12/31/2004       40.976171        45.351346      147,551.7942
   01/01/2005                             to  12/31/2005       45.351346        46.182080      135,425.3018
   01/01/2006                             to  12/31/2006       46.182080        53.537677      111,644.0358
   01/01/2007                             to  12/31/2007       53.537677        54.687755       83,716.1735
   01/01/2008                             to  12/31/2008       54.687755        34.270046       71,962.2722
   01/01/2009                             to  12/31/2009       34.270046        39.943971       65,681.7300
   01/01/2010                             to  12/31/2010       39.943971        46.029633       61,003.9945
   01/01/2011                             to  12/31/2011       46.029633        43.506636       57,106.0096
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241        12.117240       54,068.6823
   01/01/2002                             to  12/31/2002       12.117240         8.299670       93,756.8991
   01/01/2003                             to  12/31/2003        8.299670        10.196192       83,274.5138
   01/01/2004                             to  04/30/2004       10.196192         9.995761       82,813.3027
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMLERY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY AIM V.I. PREMIER EQUITY
 SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.786324         8.281995       11,406.2346
   01/01/2003                             to  12/31/2003        8.281995        10.154134       15,777.8622
   01/01/2004                             to  04/30/2004       10.154134         9.943881       14,871.2332
=============                            ==== ==========       =========        =========      ============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       39.907383        41.263886       62,136.3978
  01/01/2002    to  12/31/2002       41.263886        33.183838      193,615.0006
  01/01/2003    to  12/31/2003       33.183838        42.608637      694,811.9466
  01/01/2004    to  12/31/2004       42.608637        47.138957      782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784      706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470      634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292      488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100      423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004      400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906      366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719      335,102.1328
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY (FRANKLIN
TEMPLETON) MUTUAL
 SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464        12.197249       87,269.1452
  01/01/2002    to  12/31/2002       12.197249        10.564552      134,271.0777
  01/01/2003    to  12/31/2003       10.564552        12.985622      131,645.9629
  01/01/2004    to  04/30/2004       12.985622        13.177793      127,201.6626
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT AND FORMERLY PUTNAM VT GROWTH
AND INCOME
 SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       11.579412        11.190345        6,893.7869
  01/01/2002    to  12/31/2002       11.190345         8.903701       15,929.0580
  01/01/2003    to  12/31/2003        8.903701        11.139506       18,439.2707
  01/01/2004    to  12/31/2004       11.139506        12.155928       12,735.8640
  01/01/2005    to  12/31/2005       12.155928        12.563934        9,217.3195
  01/01/2006    to  12/31/2006       12.563934        14.303923        7,866.1786
  01/01/2007    to  12/31/2007       14.303923        13.199018        5,148.5976
  01/01/2008    to  12/31/2008       13.199018         7.946382        5,400.6317
  01/01/2009    to  12/31/2009        7.946382        10.131337        4,529.7600
  01/01/2010    to  04/30/2010       10.131337        10.809962            0.0000
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667         8.210931           6,367.6263
  01/01/2002    to  12/31/2002        8.210931         4.512937         148,563.8294
  01/01/2003    to  12/31/2003        4.512937         6.056532       1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532         7.008410       1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666         627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369         780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183         716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655         607,434.9428
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163        12.792619          44,535.0641
  01/01/2005    to  12/31/2005       12.792619        13.911464          44,077.4394
  01/01/2006    to  12/31/2006       13.911464        14.159703          39,135.0211
  01/01/2007    to  12/31/2007       14.159703        15.231368          31,249.2727
  01/01/2008    to  12/31/2008       15.231368         9.525987          29,404.3293
  01/01/2009    to  12/31/2009        9.525987        12.970768          27,287.3700
  01/01/2010    to  12/31/2010       12.970768        17.155450          19,354.8764
  01/01/2011    to  12/31/2011       17.155450        17.093865          19,290.9924
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439        12.161685           7,983.9256
  01/01/2002    to  12/31/2002       12.161685         8.518278          13,887.0265
  01/01/2003    to  12/31/2003        8.518278        11.482618          33,200.4084
  01/01/2004    to  04/30/2004       11.482618        11.683449          42,118.1236
============   ==== ==========       =========        =========       ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819          73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290         147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215         160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860         135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076         210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751         222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920         203,882.6207
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METROPOLITAN SERIES FUND, INC.
ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        12.589326          79,461.4440
  01/01/2004    to  12/31/2004       12.589326        14.587130          70,757.6267
  01/01/2005    to  12/31/2005       14.587130        16.847404          66,110.0315
  01/01/2006    to  12/31/2006       16.847404        19.232927          43,611.1346
  01/01/2007    to  12/31/2007       19.232927        20.789882          21,147.5437
  01/01/2008    to  12/31/2008       20.789882        11.384621          23,802.7985
  01/01/2009    to  12/31/2009       11.384621        13.628692          23,082.5700
  01/01/2010    to  12/31/2010       13.628692        14.304106          18,418.9868
  01/01/2011    to  12/31/2011       14.304106        11.220835          15,113.9477
============   ==== ==========       =========        =========       ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.254696        41.321531          22,826.5561
  01/01/2006    to  12/31/2006       41.321531        42.265461          18,760.9537
  01/01/2007    to  12/31/2007       42.265461        44.007225          11,185.1738
  01/01/2008    to  12/31/2008       44.007225        41.636053           9,194.3193
  01/01/2009    to  12/31/2009       41.636053        44.648821           6,998.5000
  01/01/2010    to  12/31/2010       44.648821        47.390936           7,064.7905
  01/01/2011    to  12/31/2011       47.390936        49.482268           6,027.4945
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        8.530251        10.728696          28,648.6800
  01/01/2010    to  12/31/2010       10.728696        12.625951          25,506.8341
  01/01/2011    to  12/31/2011       12.625951        11.291725          25,042.0740
============   ==== ==========       =========        =========       ==============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       14.877608        15.521237          40,492.2846
  01/01/2008    to  12/31/2008       15.521237         8.743205          29,937.6525
  01/01/2009    to  05/01/2009        8.743205         8.304478               0.0000
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354         9.876390         447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173         864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815         856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575       1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072       1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286         945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289       1,202,849.4439
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115        10.122589          10,516.7910
  01/01/2002    to  12/31/2002       10.122589        10.050994         226,239.9556
  01/01/2003    to  12/31/2003       10.050994         9.914562         253,610.2645
  01/01/2004    to  12/31/2004        9.914562         9.799660         229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690           2,245.9017
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255        10.124913          16,457.1567
  01/01/2002    to  12/31/2002       10.124913         8.298345         202,643.9669
  01/01/2003    to  12/31/2003        8.298345        10.655482       1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482        11.735525       2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134       2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570       1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624       1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080       1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222       1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630       1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659         987,619.3230
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.650892        11.562016         829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913         734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327         586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920         527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438         487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387         441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536         391,632.6187
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000        11.700696           3,933.4771
  01/01/2004    to  12/31/2004       11.700696        12.027712           8,269.3475
  01/01/2005    to  04/30/2005       12.027712        11.048488               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.287149        10.881820          41,756.2479
  01/01/2008    to  12/31/2008       10.881820         6.272226          38,451.0476
  01/01/2009    to  12/31/2009        6.272226         7.988471          36,107.3900
  01/01/2010    to  12/31/2010        7.988471        10.305612          31,147.3644
  01/01/2011    to  12/31/2011       10.305612        10.400009          23,857.7688
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.691296        14.197922       14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897       14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559        6,668.7874
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         9.098968       13,990.0756
  01/01/2003    to  12/31/2003        9.098968        10.431707       50,462.8179
  01/01/2004    to  12/31/2004       10.431707        11.371128       57,900.6652
  01/01/2005    to  12/31/2005       11.371128        11.487247       61,315.9763
  01/01/2006    to  12/31/2006       11.487247        12.629315       60,259.6990
  01/01/2007    to  12/31/2007       12.629315        12.913512       54,874.2925
  01/01/2008    to  12/31/2008       12.913512         9.848147       50,362.0820
  01/01/2009    to  12/31/2009        9.848147        11.442896       47,027.2100
  01/01/2010    to  12/31/2010       11.442896        12.340029       36,412.3790
  01/01/2011    to  12/31/2011       12.340029        12.382036       39,258.9125
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.369293        10.689187        1,509.5094
  01/01/2009    to  12/31/2009       10.689187        12.659589            0.0000
  01/01/2010    to  12/31/2010       12.659589        13.823887          395.9519
  01/01/2011    to  12/31/2011       13.823887        13.664542          386.8603
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.903735        16.240884            0.0000
  01/01/2006    to  12/31/2006       16.240884        18.560308        1,205.1141
  01/01/2007    to  12/31/2007       18.560308        19.368802        1,204.9552
  01/01/2008    to  12/31/2008       19.368802        11.307042        1,204.7785
  01/01/2009    to  12/31/2009       11.307042        15.525415            0.0000
  01/01/2010    to  12/31/2010       15.525415        17.677282          321.1372
  01/01/2011    to  12/31/2011       17.677282        15.903115          321.1372
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.814957        18.651343        8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514        6,758.6347
============   ==== ==========       =========        =========       ===========

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        12.005481           7,504.5382
  01/01/2004    to  12/31/2004       12.005481        13.184189          11,026.5844
  01/01/2005    to  12/31/2005       13.184189        13.662644          12,226.0340
  01/01/2006    to  12/31/2006       13.662644        15.948392          15,280.4506
  01/01/2007    to  12/31/2007       15.948392        16.161662          15,645.9280
  01/01/2008    to  12/31/2008       16.161662        10.929363          15,419.3632
  01/01/2009    to  12/31/2009       10.929363        13.680994          13,959.8100
  01/01/2010    to  12/31/2010       13.680994        15.131025          13,313.9541
  01/01/2011    to  12/31/2011       15.131025        15.147205          13,121.5387
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.381126        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473       1,330,524.7197
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.445615        12.022266      13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127      16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530      17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553      17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689      16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801      15,303,664.1037
============   ==== ==========       =========        =========      ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.570853        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861       3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574       3,096,012.1286
============   ==== ==========       =========        =========      ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.060731        12.676036        11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100        15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419        16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676        15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582        13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780        12,854,262.5677
============   ==== ==========       =========        =========        ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.979421        11.506096         3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131         4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324         4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578         5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988         5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326         4,847,688.4421
============   ==== ==========       =========        =========        ===============

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                     AMERICAN FUNDS
                                      AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS  DWS GOVERNMENT &
                                       GLOBAL GROWTH CAPITALIZATION         GROWTH AGENCY SECURITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                      -------------- -------------- -------------- -----------------
ASSETS:
  Investments at fair value             $ 95,489,040   $ 23,246,538  $ 115,994,257         $ 801,144
  Due from MetLife Investors
     Insurance Company                             7             --             20                --
                                      -------------- -------------- -------------- -----------------
       Total Assets                       95,489,047     23,246,538    115,994,277           801,144
                                      -------------- -------------- -------------- -----------------
LIABILITIES:
  Accrued fees                                    71             90             61                39
  Due to MetLife Investors Insurance
     Company                                      --              3             --                 5
                                      -------------- -------------- -------------- -----------------
       Total Liabilities                          71             93             61                44
                                      -------------- -------------- -------------- -----------------
NET ASSETS                              $ 95,488,976   $ 23,246,445  $ 115,994,216         $ 801,100
                                      ============== ============== ============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 95,488,976   $ 23,246,445  $ 115,990,152         $ 798,888
  Net assets from contracts in payout             --             --          4,064             2,212
                                      -------------- -------------- -------------- -----------------
       Total Net Assets                 $ 95,488,976   $ 23,246,445  $ 115,994,216         $ 801,100
                                      ============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                      FIDELITY VIP
                                        FIDELITY VIP        GROWTH   FTVIPT TEMPLETON         INVESCO V.I.
                                       EQUITY-INCOME OPPORTUNITIES FOREIGN SECURITIES INTERNATIONAL GROWTH
                                         SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                       ------------- ------------- ------------------ --------------------
ASSETS:
  Investments at fair value              $ 4,481,982      $ 90,423       $ 26,237,290          $ 6,119,010
  Due from MetLife Investors Insurance
     Company                                      --            --                 --                    5
                                       ------------- ------------- ------------------ --------------------
       Total Assets                        4,481,982        90,423         26,237,290            6,119,015
                                       ------------- ------------- ------------------ --------------------
LIABILITIES:
  Accrued fees                                    67            10                 81                   98
  Due to MetLife Investors Insurance
     Company                                       9            18                  9                   --
                                       ------------- ------------- ------------------ --------------------
       Total Liabilities                          76            28                 90                   98
                                       ------------- ------------- ------------------ --------------------
NET ASSETS                               $ 4,481,906      $ 90,395       $ 26,237,200          $ 6,118,917
                                       ============= ============= ================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 4,481,906      $ 90,395       $ 26,190,305          $ 6,082,748
  Net assets from contracts in payout             --            --             46,895               36,169
                                       ------------- ------------- ------------------ --------------------
       Total Net Assets                  $ 4,481,906      $ 90,395       $ 26,237,200          $ 6,118,917
                                       ============= ============= ================== ====================

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN               MIST AMERICAN                                    MIST AMERICAN
FUNDS BALANCED MIST AMERICAN  FUNDS GROWTH MIST AMERICAN       MIST AMERICAN FUNDS MODERATE
    ALLOCATION    FUNDS BOND    ALLOCATION  FUNDS GROWTH FUNDS INTERNATIONAL     ALLOCATION
   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-------------- ------------- ------------- ------------- ------------------- --------------
 $ 218,152,682  $ 17,623,452 $ 208,535,207  $ 24,917,395        $ 13,014,873  $ 129,356,573
             2            --             3            --                  --              4
-------------- ------------- ------------- ------------- ------------------- --------------
   218,152,684    17,623,452   208,535,210    24,917,395          13,014,873    129,356,577
-------------- ------------- ------------- ------------- ------------------- --------------
            62            90            72            96                 107             44
            --             2            --             1                   3             --
-------------- ------------- ------------- ------------- ------------------- --------------
            62            92            72            97                 110             44
-------------- ------------- ------------- ------------- ------------------- --------------
 $ 218,152,622  $ 17,623,360 $ 208,535,138  $ 24,917,298        $ 13,014,763  $ 129,356,533
============== ============= ============= ============= =================== ==============
 $ 218,152,622  $ 17,623,360 $ 208,535,138  $ 24,917,298        $ 13,014,763  $ 129,356,533
            --            --            --            --                  --             --
-------------- ------------- ------------- ------------- ------------------- --------------
 $ 218,152,622  $ 17,623,360 $ 208,535,138  $ 24,917,298        $ 13,014,763  $ 129,356,533
============== ============= ============= ============= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MIST BLACKROCK MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL
                                           HIGH YIELD LARGE CAP CORE         REAL ESTATE         CAP VALUE
                                          SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                       -------------- -------------- ------------------- -----------------
ASSETS:
  Investments at fair value              $ 12,434,773    $ 5,254,642        $ 34,277,489       $ 7,126,140
  Due from MetLife Investors Insurance
     Company                                       --             --                   6                --
                                       -------------- -------------- ------------------- -----------------
       Total Assets                        12,434,773      5,254,642          34,277,495         7,126,140
                                       -------------- -------------- ------------------- -----------------
LIABILITIES:
  Accrued fees                                    132             42                 168                82
  Due to MetLife Investors Insurance
     Company                                        2              3                  --                 4
                                       -------------- -------------- ------------------- -----------------
       Total Liabilities                          134             45                 168                86
                                       -------------- -------------- ------------------- -----------------
NET ASSETS                               $ 12,434,639    $ 5,254,597        $ 34,277,327       $ 7,126,054
                                       ============== ============== =================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 12,434,639    $ 5,254,597        $ 34,246,009       $ 7,126,054
  Net assets from contracts in payout              --             --              31,318                --
                                       -------------- -------------- ------------------- -----------------
       Total Net Assets                  $ 12,434,639    $ 5,254,597        $ 34,277,327       $ 7,126,054
                                       ============== ============== =================== =================

The accompanying notes are an integral part of these financial statements.

                     MIST HARRIS                                                  MIST LEGG MASON
MIST GOLDMAN SACHS       OAKMARK     MIST INVESCO                   MIST LAZARD       CLEARBRIDGE
     MID CAP VALUE INTERNATIONAL SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH
       SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT
------------------ ------------- ---------------- ---------------- ------------ -----------------
      $ 16,271,473  $ 54,661,555     $ 46,716,301        $ 924,974 $ 44,861,899      $ 74,857,593
                12            18                9                6            6                --
------------------ ------------- ---------------- ---------------- ------------ -----------------
        16,271,485    54,661,573       46,716,310          924,980   44,861,905        74,857,593
------------------ ------------- ---------------- ---------------- ------------ -----------------
               131            85              117               70          175               174
                --            --               --               --           --                 3
------------------ ------------- ---------------- ---------------- ------------ -----------------
               131            85              117               70          175               177
------------------ ------------- ---------------- ---------------- ------------ -----------------
      $ 16,271,354  $ 54,661,488     $ 46,716,193        $ 924,910 $ 44,861,730      $ 74,857,416
================== ============= ================ ================ ============ =================
      $ 16,269,794  $ 54,657,049     $ 46,694,792        $ 924,910 $ 44,733,210      $ 74,812,694
             1,560         4,439           21,401               --      128,520            44,722
------------------ ------------- ---------------- ---------------- ------------ -----------------
      $ 16,271,354  $ 54,661,488     $ 46,716,193        $ 924,910 $ 44,861,730      $ 74,857,416
================== ============= ================ ================ ============ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MIST LOOMIS SAYLES MIST LORD ABBETT MIST LORD ABBETT      MIST MET/EATON
                                           GLOBAL MARKETS   BOND DEBENTURE    MID CAP VALUE VANCE FLOATING RATE
                                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                       ------------------ ---------------- ---------------- -------------------
ASSETS:
  Investments at fair value                  $ 12,022,781    $ 254,363,713    $ 188,119,111         $ 2,191,843
  Due from MetLife Investors Insurance
     Company                                           --               31               22                  --
                                       ------------------ ---------------- ---------------- -------------------
       Total Assets                            12,022,781      254,363,744      188,119,133           2,191,843
                                       ------------------ ---------------- ---------------- -------------------
LIABILITIES:
  Accrued fees                                         99              189              169                  93
  Due to MetLife Investors Insurance
     Company                                            1               --               --                  --
                                       ------------------ ---------------- ---------------- -------------------
       Total Liabilities                              100              189              169                  93
                                       ------------------ ---------------- ---------------- -------------------
NET ASSETS                                   $ 12,022,681    $ 254,363,555    $ 188,118,964         $ 2,191,750
                                       ================== ================ ================ ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 12,022,681    $ 253,649,755    $ 187,650,052         $ 2,191,750
  Net assets from contracts in payout                  --          713,800          468,912                  --
                                       ------------------ ---------------- ---------------- -------------------
       Total Net Assets                      $ 12,022,681    $ 254,363,555    $ 188,118,964         $ 2,191,750
                                       ================== ================ ================ ===================

The accompanying notes are an integral part of these financial statements.

 MIST MET/FRANKLIN                    MIST MET/FRANKLIN
LOW DURATION TOTAL MIST MET/FRANKLIN TEMPLETON FOUNDING MIST MET/TEMPLETON MIST MET/TEMPLETON        MIST METLIFE
            RETURN     MUTUAL SHARES           STRATEGY             GROWTH INTERNATIONAL BOND AGGRESSIVE STRATEGY
       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
------------------ ----------------- ------------------ ------------------ ------------------ -------------------
      $ 10,825,587     $ 112,391,870      $ 159,648,086       $ 22,462,358        $ 4,276,408       $ 168,280,898
                --                --                 --                 --                 --                  16
------------------ ----------------- ------------------ ------------------ ------------------ -------------------
        10,825,587       112,391,870        159,648,086         22,462,358          4,276,408         168,280,914
------------------ ----------------- ------------------ ------------------ ------------------ -------------------
                85               117                 71                137                 41                  72
                --                 3                 --                  4                  1                  --
------------------ ----------------- ------------------ ------------------ ------------------ -------------------
                85               120                 71                141                 42                  72
------------------ ----------------- ------------------ ------------------ ------------------ -------------------
      $ 10,825,502     $ 112,391,750      $ 159,648,015       $ 22,462,217        $ 4,276,366       $ 168,280,842
================== ================= ================== ================== ================== ===================
      $ 10,825,502     $ 112,388,143      $ 159,648,015       $ 22,421,890        $ 4,276,366       $ 168,280,842
                --             3,607                 --             40,327                 --                  --
------------------ ----------------- ------------------ ------------------ ------------------ -------------------
      $ 10,825,502     $ 112,391,750      $ 159,648,015       $ 22,462,217        $ 4,276,366       $ 168,280,842
================== ================= ================== ================== ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                            MIST METLIFE       MIST METLIFE    MIST METLIFE      MIST METLIFE
                                       BALANCED STRATEGY DEFENSIVE STRATEGY GROWTH STRATEGY MODERATE STRATEGY
                                             SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                       ----------------- ------------------ --------------- -----------------
ASSETS:
  Investments at fair value              $ 2,431,515,809      $ 405,417,459 $ 1,424,650,325     $ 896,942,409
  Due from MetLife Investors Insurance
     Company                                          26                 19              24                19
                                       ----------------- ------------------ --------------- -----------------
       Total Assets                        2,431,515,835        405,417,478   1,424,650,349       896,942,428
                                       ----------------- ------------------ --------------- -----------------
LIABILITIES:
  Accrued fees                                        78                 45              45                48
  Due to MetLife Investors Insurance
     Company                                          --                 --              --                --
                                       ----------------- ------------------ --------------- -----------------
       Total Liabilities                              78                 45              45                48
                                       ----------------- ------------------ --------------- -----------------
NET ASSETS                               $ 2,431,515,757      $ 405,417,433 $ 1,424,650,304     $ 896,942,380
                                       ================= ================== =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 2,430,936,701      $ 405,417,433 $ 1,424,631,134     $ 896,874,044
  Net assets from contracts in payout            579,056                 --          19,170            68,336
                                       ----------------- ------------------ --------------- -----------------
       Total Net Assets                  $ 2,431,515,757      $ 405,417,433 $ 1,424,650,304     $ 896,942,380
                                       ================= ================== =============== =================

The accompanying notes are an integral part of these financial statements.

                                                                                      MIST PIMCO
MIST MFS EMERGING MIST MFS RESEARCH MIST MORGAN STANLEY     MIST OPPENHEIMER INFLATION PROTECTED    MIST PIMCO
   MARKETS EQUITY     INTERNATIONAL      MID CAP GROWTH CAPITAL APPRECIATION                BOND  TOTAL RETURN
      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
----------------- ----------------- ------------------- -------------------- ------------------- -------------
     $ 52,679,348     $ 123,865,327        $ 61,573,933         $ 75,750,647       $ 113,654,304 $ 558,129,447
               --                --                  --                   --                  16            24
----------------- ----------------- ------------------- -------------------- ------------------- -------------
       52,679,348       123,865,327          61,573,933           75,750,647         113,654,320   558,129,471
----------------- ----------------- ------------------- -------------------- ------------------- -------------
              134               209                 122                  160                 112           131
                1                --                   1                    3                  --            --
----------------- ----------------- ------------------- -------------------- ------------------- -------------
              135               209                 123                  163                 112           131
----------------- ----------------- ------------------- -------------------- ------------------- -------------
     $ 52,679,213     $ 123,865,118        $ 61,573,810         $ 75,750,484       $ 113,654,208 $ 558,129,340
================= ================= =================== ==================== =================== =============
     $ 52,670,868     $ 123,537,105        $ 61,447,695         $ 75,631,032       $ 113,635,079 $ 557,597,692
            8,345           328,013             126,115              119,452              19,129       531,648
----------------- ----------------- ------------------- -------------------- ------------------- -------------
     $ 52,679,213     $ 123,865,118        $ 61,573,810         $ 75,750,484       $ 113,654,208 $ 558,129,340
================= ================= =================== ==================== =================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                             MIST PIONEER MIST RAINIER LARGE     MIST RCM
                                       MIST PIONEER FUND STRATEGIC INCOME         CAP EQUITY   TECHNOLOGY
                                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT  SUB-ACCOUNT
                                       ----------------- ---------------- ------------------ ------------
ASSETS:
  Investments at fair value                 $ 88,342,739     $ 12,748,341        $ 5,731,420 $ 10,635,905
  Due from MetLife Investors Insurance
     Company                                           8               --                 --           --
                                       ----------------- ---------------- ------------------ ------------
       Total Assets                           88,342,747       12,748,341          5,731,420   10,635,905
                                       ----------------- ---------------- ------------------ ------------
LIABILITIES:
  Accrued fees                                       184              167                100          117
  Due to MetLife Investors Insurance
     Company                                          --                2                  4            4
                                       ----------------- ---------------- ------------------ ------------
       Total Liabilities                             184              169                104          121
                                       ----------------- ---------------- ------------------ ------------
NET ASSETS                                  $ 88,342,563     $ 12,748,172        $ 5,731,316 $ 10,635,784
                                       ================= ================ ================== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 87,897,881     $ 12,748,172        $ 5,731,316 $ 10,635,186
  Net assets from contracts in payout            444,682               --                 --          598
                                       ----------------- ---------------- ------------------ ------------
       Total Net Assets                     $ 88,342,563     $ 12,748,172        $ 5,731,316 $ 10,635,784
                                       ================= ================ ================== ============

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH    MIST SSGA          MIST T. ROWE MIST T. ROWE PRICE MIST THIRD AVENUE    MIST TURNER
  AND INCOME ETF   GROWTH ETF PRICE LARGE CAP VALUE     MID CAP GROWTH   SMALL CAP VALUE MID CAP GROWTH
     SUB-ACCOUNT  SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
---------------- ------------ --------------------- ------------------ ----------------- --------------
   $ 149,799,761 $ 47,811,710         $ 590,685,018       $ 69,666,885      $ 50,131,518    $ 9,704,052
               6            1                    28                  9                17             11
---------------- ------------ --------------------- ------------------ ----------------- --------------
     149,799,767   47,811,711           590,685,046         69,666,894        50,131,535      9,704,063
---------------- ------------ --------------------- ------------------ ----------------- --------------
              78           86                   190                167               137            130
              --           --                    --                 --                --             --
---------------- ------------ --------------------- ------------------ ----------------- --------------
              78           86                   190                167               137            130
---------------- ------------ --------------------- ------------------ ----------------- --------------
   $ 149,799,689 $ 47,811,625         $ 590,684,856       $ 69,666,727      $ 50,131,398    $ 9,703,933
================ ============ ===================== ================== ================= ==============
   $ 149,799,689 $ 47,811,625         $ 587,245,569       $ 69,628,973      $ 50,122,236    $ 9,703,123
              --           --             3,439,287             37,754             9,162            810
---------------- ------------ --------------------- ------------------ ----------------- --------------
   $ 149,799,689 $ 47,811,625         $ 590,684,856       $ 69,666,727      $ 50,131,398    $ 9,703,933
================ ============ ===================== ================== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MIST VAN KAMPEN           MSF ARTIO MSF BARCLAYS CAPITAL MSF BLACKROCK
                                              COMSTOCK INTERNATIONAL STOCK AGGREGATE BOND INDEX   BOND INCOME
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT
                                       --------------- ------------------- -------------------- -------------
ASSETS:
  Investments at fair value               $ 98,062,479         $ 4,882,109          $ 2,752,849  $ 89,516,316
  Due from MetLife Investors Insurance
     Company                                         9                  --                   --             9
                                       --------------- ------------------- -------------------- -------------
       Total Assets                         98,062,488           4,882,109            2,752,849    89,516,325
                                       --------------- ------------------- -------------------- -------------
LIABILITIES:
  Accrued fees                                     179                  72                  137            87
  Due to MetLife Investors Insurance
     Company                                        --                  10                    3            --
                                       --------------- ------------------- -------------------- -------------
       Total Liabilities                           179                  82                  140            87
                                       --------------- ------------------- -------------------- -------------
NET ASSETS                                $ 98,062,309         $ 4,882,027          $ 2,752,709  $ 89,516,238
                                       =============== =================== ==================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 97,977,857         $ 4,881,480          $ 2,752,709  $ 89,511,745
  Net assets from contracts in payout           84,452                 547                   --         4,493
                                       --------------- ------------------- -------------------- -------------
       Total Net Assets                   $ 98,062,309         $ 4,882,027          $ 2,752,709  $ 89,516,238
                                       =============== =================== ==================== =============

The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF JENNISON MSF LOOMIS SAYLES MSF MET/ARTISAN
          GROWTH  MONEY MARKET             VALUE       GROWTH  SMALL CAP GROWTH   MID CAP VALUE
     SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
---------------- ------------- ----------------- ------------ ----------------- ---------------
     $ 9,935,367 $ 130,635,350     $ 203,251,555 $ 49,789,639      $ 15,165,289    $ 38,493,173
              12            73                15           20                --              13
---------------- ------------- ----------------- ------------ ----------------- ---------------
       9,935,379   130,635,423       203,251,570   49,789,659        15,165,289      38,493,186
---------------- ------------- ----------------- ------------ ----------------- ---------------
              96           145               140          235                97              90
              --            --                --           --                 1              --
---------------- ------------- ----------------- ------------ ----------------- ---------------
              96           145               140          235                98              90
---------------- ------------- ----------------- ------------ ----------------- ---------------
     $ 9,935,283 $ 130,635,278     $ 203,251,430 $ 49,789,424      $ 15,165,191    $ 38,493,096
================ ============= ================= ============ ================= ===============
     $ 9,914,861 $ 130,515,540     $ 203,169,481 $ 49,769,301      $ 15,161,979    $ 38,479,592
          20,422       119,738            81,949       20,123             3,212          13,504
---------------- ------------- ----------------- ------------ ----------------- ---------------
     $ 9,935,283 $ 130,635,278     $ 203,251,430 $ 49,789,424      $ 15,165,191    $ 38,493,096
================ ============= ================= ============ ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MSF MET/DIMENSIONAL
                                       INTERNATIONAL SMALL         MSF METLIFE  MSF METLIFE      MSF MFS
                                                   COMPANY MID CAP STOCK INDEX  STOCK INDEX TOTAL RETURN
                                               SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                       ------------------- ------------------- ------------ ------------
ASSETS:
  Investments at fair value                    $ 2,355,391         $ 2,022,782 $ 33,187,814 $ 97,826,921
  Due from MetLife Investors Insurance
     Company                                            --                  --            2           47
                                       ------------------- ------------------- ------------ ------------
       Total Assets                              2,355,391           2,022,782   33,187,816   97,826,968
                                       ------------------- ------------------- ------------ ------------
LIABILITIES:
  Accrued fees                                         144                  75           68          102
  Due to MetLife Investors Insurance
     Company                                             3                   1           --           --
                                       ------------------- ------------------- ------------ ------------
       Total Liabilities                               147                  76           68          102
                                       ------------------- ------------------- ------------ ------------
NET ASSETS                                     $ 2,355,244         $ 2,022,706 $ 33,187,748 $ 97,826,866
                                       =================== =================== ============ ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 2,355,244         $ 2,022,706 $ 33,187,748 $ 97,674,270
  Net assets from contracts in payout                   --                  --           --      152,596
                                       ------------------- ------------------- ------------ ------------
       Total Net Assets                        $ 2,355,244         $ 2,022,706 $ 33,187,748 $ 97,826,866
                                       =================== =================== ============ ============

The accompanying notes are an integral part of these financial statements.

              MSF MORGAN STANLEY  MSF NEUBERGER MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE
MSF MFS VALUE         EAFE INDEX BERMAN GENESIS   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH
  SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------- ------------------ -------------- --------------- ---------------- -----------------
 $ 41,535,706          $ 732,428    $ 1,630,298    $ 20,592,090      $ 1,492,268      $ 43,430,045
           --                 --             --               8               --                 9
------------- ------------------ -------------- --------------- ---------------- -----------------
   41,535,706            732,428      1,630,298      20,592,098        1,492,268        43,430,054
------------- ------------------ -------------- --------------- ---------------- -----------------
           74                 67             76             102               74                88
            4                  2              6              --                3                --
------------- ------------------ -------------- --------------- ---------------- -----------------
           78                 69             82             102               77                88
------------- ------------------ -------------- --------------- ---------------- -----------------
 $ 41,535,628          $ 732,359    $ 1,630,216    $ 20,591,996      $ 1,492,191      $ 43,429,966
============= ================== ============== =============== ================ =================
 $ 41,535,628          $ 732,359    $ 1,630,216    $ 20,580,105      $ 1,492,191      $ 43,375,926
           --                 --             --          11,891               --            54,040
------------- ------------------ -------------- --------------- ---------------- -----------------
 $ 41,535,628          $ 732,359    $ 1,630,216    $ 20,591,996      $ 1,492,191      $ 43,429,966
============= ================== ============== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                               MSF WESTERN ASSET MSF WESTERN ASSET
                                       MSF T. ROWE PRICE MSF VAN ECK GLOBAL MANAGEMENT STRATEGIC        MANAGEMENT
                                        SMALL CAP GROWTH  NATURAL RESOURCES   BOND OPPORTUNITIES   U.S. GOVERNMENT
                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                       ----------------- ------------------ -------------------- -----------------
ASSETS:
  Investments at fair value                 $ 10,132,358        $ 4,471,614         $ 12,445,011      $ 13,347,170
  Due from MetLife Investors Insurance
     Company                                          --                 --                   --                --
                                       ----------------- ------------------ -------------------- -----------------
       Total Assets                           10,132,358          4,471,614           12,445,011        13,347,170
                                       ----------------- ------------------ -------------------- -----------------
LIABILITIES:
  Accrued fees                                        92                 61                   27                85
  Due to MetLife Investors Insurance
     Company                                           7                  1                   10                 2
                                       ----------------- ------------------ -------------------- -----------------
       Total Liabilities                              99                 62                   37                87
                                       ----------------- ------------------ -------------------- -----------------
NET ASSETS                                  $ 10,132,259        $ 4,471,552         $ 12,444,974      $ 13,347,083
                                       ================= ================== ==================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 10,129,699        $ 4,471,552         $ 12,438,660      $ 13,347,083
  Net assets from contracts in payout              2,560                 --                6,314                --
                                       ----------------- ------------------ -------------------- -----------------
       Total Net Assets                     $ 10,132,259        $ 4,471,552         $ 12,444,974      $ 13,347,083
                                       ================= ================== ==================== =================

The accompanying notes are an integral part of these financial statements.

  PIMCO VIT    PIMCO VIT     PUTNAM VT        PUTNAM VT RUSSELL AGGRESSIVE
 HIGH YIELD LOW DURATION EQUITY INCOME MULTI-CAP GROWTH             EQUITY RUSSELL CORE BOND
SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------- ------------ ------------- ---------------- ------------------ -----------------
$ 7,552,775 $ 11,835,732  $ 25,013,924      $ 2,195,313        $ 1,862,239      $ 10,072,033
         --           --            13               --                 --                --
----------- ------------ ------------- ---------------- ------------------ -----------------
  7,552,775   11,835,732    25,013,937        2,195,313          1,862,239        10,072,033
----------- ------------ ------------- ---------------- ------------------ -----------------
         69           45           121               59                 15                11
          2            2            --               --                  8                 7
----------- ------------ ------------- ---------------- ------------------ -----------------
         71           47           121               59                 23                18
----------- ------------ ------------- ---------------- ------------------ -----------------
$ 7,552,704 $ 11,835,685  $ 25,013,816      $ 2,195,254        $ 1,862,216      $ 10,072,015
=========== ============ ============= ================ ================== =================
$ 7,551,865 $ 11,835,685  $ 24,932,037      $ 2,170,965        $ 1,836,228      $ 10,058,604
        839           --        81,779           24,289             25,988            13,411
----------- ------------ ------------- ---------------- ------------------ -----------------
$ 7,552,704 $ 11,835,685  $ 25,013,816      $ 2,195,254        $ 1,862,216      $ 10,072,015
=========== ============ ============= ================ ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                               RUSSELL GLOBAL REAL RUSSELL MULTI-STYLE
                                                 ESTATE SECURITIES              EQUITY RUSSELL NON-U.S.
                                                       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                               ------------------- ------------------- ----------------
ASSETS:
  Investments at fair value                            $ 1,042,987         $ 8,826,756      $ 3,674,352
  Due from MetLife Investors Insurance Company                  --                  --               --
                                               ------------------- ------------------- ----------------
       Total Assets                                      1,042,987           8,826,756        3,674,352
                                               ------------------- ------------------- ----------------
LIABILITIES:
  Accrued fees                                                  12                  12               14
  Due to MetLife Investors Insurance Company                     3                   8                1
                                               ------------------- ------------------- ----------------
       Total Liabilities                                        15                  20               15
                                               ------------------- ------------------- ----------------
NET ASSETS                                             $ 1,042,972         $ 8,826,736      $ 3,674,337
                                               =================== =================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                   $ 1,041,990         $ 8,728,955      $ 3,668,771
  Net assets from contracts in payout                          982              97,781            5,566
                                               ------------------- ------------------- ----------------
       Total Net Assets                                $ 1,042,972         $ 8,826,736      $ 3,674,337
                                               =================== =================== ================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                              AMERICAN FUNDS
                                           AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS  DWS GOVERNMENT &
                                            GLOBAL GROWTH    CAPITALIZATION            GROWTH AGENCY SECURITIES
                                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-                                        ----------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                              $ 1,334,503         $ 299,714         $ 726,915             $ 37,377
                                         ----------------- ----------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                           587,290           145,437           702,793               10,573
     Administrative charges                     236,716            56,663           284,747                1,604
                                         ----------------- ----------------- ----------------- -----------------
        Total expenses                          824,006           202,100           987,540               12,177
                                         ----------------- ----------------- ----------------- -----------------
           Net investment income (loss)         510,497            97,614          (260,625)              25,200
                                         ----------------- ----------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     --                --                --               14,163
     Realized gains (losses) on sale of
        investments                             293,404           129,989           856,304                9,232
                                         ----------------- ----------------- ----------------- -----------------
           Net realized gains (losses)          293,404           129,989           856,304               23,395
                                         ----------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                      (10,363,114)       (5,258,536)       (6,622,827)                 680
                                         ----------------- ----------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                         (10,069,710)       (5,128,547)       (5,766,523)              24,075
                                         ----------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net
        assets resulting from
        operations                         $ (9,559,213)     $ (5,030,933)     $ (6,027,148)            $ 49,275
                                         ================= ================= ================= =================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

                  FIDELITY VIP                                                   MIST AMERICAN
 FIDELITY VIP           GROWTH      FTVIPT TEMPLETON            INVESCO V.I.    FUNDS BALANCED    MIST AMERICAN
EQUITY-INCOME    OPPORTUNITIES    FOREIGN SECURITIES    INTERNATIONAL GROWTH        ALLOCATION       FUNDS BOND
  SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
    $ 108,904            $ 159             $ 553,999                $ 98,412       $ 2,982,202        $ 397,109
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
       58,246            1,272               377,246                  87,431         3,086,080          239,059
       10,763              151                70,530                  15,475           575,114           44,527
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
       69,009            1,423               447,776                 102,906         3,661,194          283,586
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
       39,895           (1,264)              106,223                  (4,494)         (678,992)         113,523
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
           --               --                    --                      --           131,303               25
      (98,309)           1,617                72,285                 185,414         4,889,531          333,322
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
      (98,309)           1,617                72,285                 185,414         5,020,834          333,347
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
       17,700            1,725            (3,696,277)               (736,747)      (12,867,506)         272,745
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
      (80,609)           3,342            (3,623,992)               (551,333)       (7,846,672)         606,092
---------------- ---------------- --------------------- ----------------------- ----------------- -------------
    $ (40,714)         $ 2,078          $ (3,517,769)             $ (555,827)     $ (8,525,664)       $ 719,615
================ ================ ===================== ======================= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                         MIST AMERICAN                                             MIST AMERICAN
                                          FUNDS GROWTH    MIST AMERICAN          MIST AMERICAN    FUNDS MODERATE
                                            ALLOCATION     FUNDS GROWTH    FUNDS INTERNATIONAL        ALLOCATION
                                           SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
                                         ---------------- ---------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                             $ 2,475,291         $ 98,992              $ 229,653       $ 2,126,536
                                         ---------------- ---------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                        2,949,284          361,905                203,525         1,795,543
     Administrative charges                    555,266           68,535                 38,190           336,237
                                         ---------------- ---------------- ---------------------- -----------------
        Total expenses                       3,504,550          430,440                241,715         2,131,780
                                         ---------------- ---------------- ---------------------- -----------------
           Net investment income (loss)     (1,029,259)        (331,448)               (12,062)           (5,244)
                                         ---------------- ---------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                    --               --                     --           666,599
     Realized gains (losses) on sale of
        investments                          3,797,516        1,524,742                581,888         2,962,144
                                         ---------------- ---------------- ---------------------- -----------------
           Net realized gains (losses)       3,797,516        1,524,742                581,888         3,628,743
                                         ---------------- ---------------- ---------------------- -----------------
     Change in unrealized gains (losses)
        on investments                     (16,869,802)      (2,727,836)            (3,003,350)       (5,421,780)
                                         ---------------- ---------------- ---------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                        (13,072,286)      (1,203,094)            (2,421,462)       (1,793,037)
                                         ---------------- ---------------- ---------------------- -----------------
     Net increase (decrease) in net
        assets resulting from
        operations                       $ (14,101,545)    $ (1,534,542)          $ (2,433,524)     $ (1,798,281)
                                         ================ ================ ====================== =================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

                                                                                                      MIST HARRIS
MIST BLACKROCK    MIST BLACKROCK    MIST CLARION GLOBAL        MIST DREMAN    MIST GOLDMAN SACHS          OAKMARK
    HIGH YIELD    LARGE CAP CORE            REAL ESTATE    SMALL CAP VALUE         MID CAP VALUE    INTERNATIONAL
   SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
     $ 849,411          $ 33,648            $ 1,462,256          $ 100,140              $ 91,102             $ --
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
       160,960            26,181                476,556             44,938               266,621          947,143
        32,030            10,257                 89,792             16,962                45,558          161,638
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
       192,990            36,438                566,348             61,900               312,179        1,108,781
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
       656,421            (2,790)               895,908             38,240              (221,077)      (1,108,781)
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
            --                --                     --                 --                    --               --
       473,547            34,316               (998,539)            89,596               (92,147)        (347,943)
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
       473,547            34,316               (998,539)            89,596               (92,147)        (347,943)
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
      (951,229)         (120,141)            (2,380,733)          (948,022)           (1,096,325)      (8,743,257)
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
      (477,682)          (85,825)            (3,379,272)          (858,426)           (1,188,472)      (9,091,200)
----------------- ----------------- ---------------------- ------------------ --------------------- ----------------
     $ 178,739         $ (88,615)          $ (2,483,364)        $ (820,186)         $ (1,409,549)   $ (10,199,981)
================= ================= ====================== ================== ===================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   MIST LEGG MASON
                                             MIST INVESCO                         MIST LAZARD          CLEARBRIDGE
                                         SMALL CAP GROWTH    MIST JANUS FORTY         MID CAP    AGGRESSIVE GROWTH
                                              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
                                         ------------------- ------------------- --------------- --------------------
INVESTMENT INCOME:
     Dividends                                       $ --            $ 11,328       $ 388,288             $ 10,117
                                         ------------------- ------------------- --------------- --------------------
EXPENSES:
     Mortality and expense risk and
        other charges                             716,534               9,758         580,196              992,048
     Administrative charges                       128,326               1,799         105,899              179,606
                                         ------------------- ------------------- --------------- --------------------
        Total expenses                            844,860              11,557         686,095            1,171,654
                                         ------------------- ------------------- --------------- --------------------
           Net investment income (loss)          (844,860)               (229)       (297,807)          (1,161,537)
                                         ------------------- ------------------- --------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                       --                  --              --                   --
     Realized gains (losses) on sale of
        investments                             2,217,966                (681)       (846,650)           1,122,913
                                         ------------------- ------------------- --------------- --------------------
           Net realized gains (losses)          2,217,966                (681)       (846,650)           1,122,913
                                         ------------------- ------------------- --------------- --------------------
     Change in unrealized gains (losses)
        on investments                         (2,251,368)            (73,873)     (2,002,926)            (746,623)
                                         ------------------- ------------------- --------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               (33,402)            (74,554)     (2,849,576)             376,290
                                         ------------------- ------------------- --------------- --------------------
     Net increase (decrease) in net
        assets resulting from
        operations                             $ (878,262)          $ (74,783)   $ (3,147,383)          $ (785,247)
                                         =================== =================== =============== ====================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

                                                                                     MIST MET/FRANKLIN
MIST LOOMIS SAYLES    MIST LORD ABBETT    MIST LORD ABBETT         MIST MET/EATON         LOW DURATION    MIST MET/FRANKLIN
    GLOBAL MARKETS      BOND DEBENTURE       MID CAP VALUE    VANCE FLOATING RATE         TOTAL RETURN        MUTUAL SHARES
       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT (a)          SUB-ACCOUNT
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
         $ 344,064        $ 16,457,272         $ 1,197,198               $ 48,272                 $ --          $ 2,959,176
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
           189,369           2,935,465           2,061,055                 30,104               44,234              770,190
            34,521             622,348             487,879                  5,413               11,129              266,122
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
           223,890           3,557,813           2,548,934                 35,517               55,363            1,036,312
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
           120,174          12,899,459          (1,351,736)                12,755              (55,363)           1,922,864
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
                --                  --                  --                  6,347                   --            5,869,235
           522,071           3,026,355          (4,272,147)                (3,404)              (1,428)             352,357
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
           522,071           3,026,355          (4,272,147)                 2,943               (1,428)           6,221,592
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
          (980,259)         (7,327,993)         (3,532,119)               (11,391)             (82,462)          (9,892,606)
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
          (458,188)         (4,301,638)         (7,804,266)                (8,448)             (83,890)          (3,671,014)
--------------------- ------------------- ------------------- ---------------------- -------------------- --------------------
        $ (338,014)        $ 8,597,821        $ (9,156,002)               $ 4,307           $ (139,253)        $ (1,748,150)
===================== =================== =================== ====================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                            MIST MET/FRANKLIN
                                           TEMPLETON FOUNDING    MIST MET/TEMPLETON    MIST MET/TEMPLETON           MIST METLIFE
                                                     STRATEGY                GROWTH    INTERNATIONAL BOND    AGGRESSIVE STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------- --------------------- --------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                    $ 2,838,638             $ 175,176             $ 199,394            $ 2,093,986
                                           --------------------- --------------------- --------------------- ----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                               1,419,109               139,320                26,451              2,414,816
     Administrative charges                           414,382                50,476                 8,173                464,751
                                           --------------------- --------------------- --------------------- ----------------------
        Total expenses                              1,833,491               189,796                34,624              2,879,567
                                           --------------------- --------------------- --------------------- ----------------------
           Net investment income (loss)             1,005,147               (14,620)              164,770               (785,581)
                                           --------------------- --------------------- --------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                      161,358                    --                 3,648                     --
     Realized gains (losses) on sale of
        investments                                 2,793,376               139,677               (11,282)             2,972,648
                                           --------------------- --------------------- --------------------- ----------------------
           Net realized gains (losses)              2,954,734               139,677                (7,634)             2,972,648
                                           --------------------- --------------------- --------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                             (8,703,561)           (3,241,046)             (284,456)           (15,103,733)
                                           --------------------- --------------------- --------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                (5,748,827)           (3,101,369)             (292,090)           (12,131,085)
                                           --------------------- --------------------- --------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ (4,743,680)         $ (3,115,989)           $ (127,320)         $ (12,916,666)
                                           ===================== ===================== ===================== ======================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

                                                                                                             MIST MFS
     MIST METLIFE          MIST METLIFE       MIST METLIFE         MIST METLIFE    MIST MFS EMERGING         RESEARCH
BALANCED STRATEGY    DEFENSIVE STRATEGY    GROWTH STRATEGY    MODERATE STRATEGY       MARKETS EQUITY    INTERNATIONAL
      SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
     $ 38,068,907           $ 8,445,061       $ 24,039,173         $ 16,011,651            $ 886,386      $ 2,715,530
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
       24,835,399             4,587,209         19,199,099            9,550,517              709,757        1,582,103
        6,094,548               947,339          3,894,139            2,211,795              145,043          317,013
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
       30,929,947             5,534,548         23,093,238           11,762,312              854,800        1,899,116
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
        7,138,960             2,910,513            945,935            4,249,339               31,586          816,414
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
               --                    --                 --                   --                   --               --
        2,534,556             5,227,993          1,502,121            1,948,603            1,043,498       (1,702,270)
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
        2,534,556             5,227,993          1,502,121            1,948,603            1,043,498       (1,702,270)
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
      (86,225,082)           (6,722,045)       (82,847,615)         (20,000,610)         (13,599,933)     (15,529,203)
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
      (83,690,526)           (1,494,052)       (81,345,494)         (18,052,007)         (12,556,435)     (17,231,473)
-------------------- --------------------- ------------------ -------------------- -------------------- ----------------
    $ (76,551,566)          $ 1,416,461      $ (80,399,559)       $ (13,802,668)       $ (12,524,849)   $ (16,415,059)
==================== ===================== ================== ==================== ==================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   MIST PIMCO
                                           MIST MORGAN STANLEY        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO
                                                MID CAP GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN
                                                   SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT  SUB-ACCOUNT
                                           ---------------------- ----------------------- ------------------- ---------------
INVESTMENT INCOME:
     Dividends                                       $ 426,901               $ 117,164            $ 1,730,135 $ 14,737,006
                                           ---------------------- ----------------------- ------------------- ---------------
EXPENSES:
     Mortality and expense risk and
        other charges                                  610,230               1,029,837              1,261,540    5,578,317
     Administrative charges                            162,692                 194,448                267,114    1,333,926
                                           ---------------------- ----------------------- ------------------- ---------------
        Total expenses                                 772,922               1,224,285              1,528,654    6,912,243
                                           ---------------------- ----------------------- ------------------- ---------------
           Net investment income (loss)               (346,021)             (1,107,121)               201,481    7,824,763
                                           ---------------------- ----------------------- ------------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     1,853,633                      --              4,930,576   16,956,710
     Realized gains (losses) on sale of
        investments                                  2,105,685              (3,212,185)               703,178    2,084,981
                                           ---------------------- ----------------------- ------------------- ---------------
           Net realized gains (losses)               3,959,318              (3,212,185)             5,633,754   19,041,691
                                           ---------------------- ----------------------- ------------------- ---------------
     Change in unrealized gains (losses)
        on investments                              (8,715,853)              2,250,709              4,000,963  (16,779,763)
                                           ---------------------- ----------------------- ------------------- ---------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 (4,756,535)               (961,476)             9,634,717    2,261,928
                                           ---------------------- ----------------------- ------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (5,102,556)           $ (2,068,597)           $ 9,836,198 $ 10,086,691
                                           ====================== ======================= =================== ===============

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

                         MIST PIONEER        MIST RAINIER        MIST RCM    MIST SSGA GROWTH       MIST SSGA
MIST PIONEER FUND    STRATEGIC INCOME    LARGE CAP EQUITY      TECHNOLOGY      AND INCOME ETF      GROWTH ETF
      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
      $ 1,161,035           $ 479,972            $ 34,416            $ --         $ 2,316,294       $ 748,159
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
          946,695              92,059             105,370         241,041           1,381,591         574,148
          206,227              26,738              20,648          39,410             343,178         118,037
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
        1,152,922             118,797             126,018         280,451           1,724,769         692,185
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
            8,113             361,175             (91,602)       (280,451)            591,525          55,974
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
               --              64,203                  --              --           2,488,538              --
        3,300,675             173,155             641,798         271,230             329,689         481,980
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
        3,300,675             237,358             641,798         271,230           2,818,227         481,980
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
       (8,687,609)           (349,362)           (452,954)     (2,402,373)         (3,865,493)     (2,276,164)
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
       (5,386,934)           (112,004)            188,844      (2,131,143)         (1,047,266)     (1,794,184)
-------------------- ------------------- ------------------- --------------- ------------------- ---------------
     $ (5,378,821)          $ 249,171            $ 97,242    $ (2,411,594)         $ (455,741)   $ (1,738,210)
==================== =================== =================== =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           MIST T. ROWE PRICE    MIST T. ROWE PRICE    MIST THIRD AVENUE       MIST TURNER
                                              LARGE CAP VALUE        MID CAP GROWTH      SMALL CAP VALUE    MID CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                           --------------------- --------------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                    $ 4,839,720                  $ --            $ 644,150              $ --
                                           --------------------- --------------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                               7,301,873             1,071,195              814,189           162,676
     Administrative charges                         1,357,985               196,476              142,375            28,342
                                           --------------------- --------------------- -------------------- -----------------
        Total expenses                              8,659,858             1,267,671              956,564           191,018
                                           --------------------- --------------------- -------------------- -----------------
           Net investment income (loss)            (3,820,138)           (1,267,671)            (312,414)         (191,018)
                                           --------------------- --------------------- -------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                           --             2,168,854                   --                --
     Realized gains (losses) on sale of
        investments                               (10,178,952)            4,057,476              560,999           422,475
                                           --------------------- --------------------- -------------------- -----------------
           Net realized gains (losses)            (10,178,952)            6,226,330              560,999           422,475
                                           --------------------- --------------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                            (19,581,275)           (7,042,183)          (6,154,154)       (1,186,084)
                                           --------------------- --------------------- -------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               (29,760,227)             (815,853)          (5,593,155)         (763,609)
                                           --------------------- --------------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (33,580,365)         $ (2,083,524)        $ (5,905,569)       $ (954,627)
                                           ===================== ===================== ==================== =================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

                                               MSF BARCLAYS                  MSF BLACKROCK
MIST VAN KAMPEN              MSF ARTIO    CAPITAL AGGREGATE MSF BLACKROCK LEGACY LARGE CAP    MSF BLACKROCK
       COMSTOCK    INTERNATIONAL STOCK           BOND INDEX   BOND INCOME           GROWTH     MONEY MARKET
    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
    $ 1,136,111               $ 92,316             $ 63,455   $ 3,184,428         $ 20,839             $ --
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
        820,193                 69,886               30,806       645,497          117,697        1,703,641
        248,893                 14,391                5,116       206,585           22,762          313,675
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
      1,069,086                 84,277               35,922       852,082          140,459        2,017,316
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
         67,025                  8,039               27,533     2,332,346         (119,620)      (2,017,316)
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
             --                     --                   --            --               --               --
       (199,664)              (178,940)              10,441       235,339          569,218               --
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
       (199,664)              (178,940)              10,441       235,339          569,218               --
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
     (2,369,229)            (1,147,230)              65,450     1,909,204       (1,586,810)              --
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
     (2,568,893)            (1,326,170)              75,891     2,144,543       (1,017,592)              --
------------------ ---------------------- ----------------- ------------- ------------------- ----------------
   $ (2,501,868)          $ (1,318,131)           $ 103,424   $ 4,476,889     $ (1,137,212)    $ (2,017,316)
================== ====================== ================= ============= =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           MSF DAVIS VENTURE                           MSF LOOMIS SAYLES    MSF MET/ARTISAN
                                                       VALUE    MSF JENNISON GROWTH     SMALL CAP GROWTH      MID CAP VALUE
                                                 SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- ---------------------- -------------------- ------------------
INVESTMENT INCOME:
     Dividends                                   $ 2,285,724               $ 32,917                 $ --          $ 318,944
                                           -------------------- ---------------------- -------------------- ------------------
EXPENSES:
     Mortality and expense risk and
        other charges                              2,595,462                742,769              151,223            604,151
     Administrative charges                          548,906                136,173               40,509            101,961
                                           -------------------- ---------------------- -------------------- ------------------
        Total expenses                             3,144,368                878,942              191,732            706,112
                                           -------------------- ---------------------- -------------------- ------------------
           Net investment income (loss)             (858,644)              (846,025)            (191,732)          (387,168)
                                           -------------------- ---------------------- -------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                     --                   --                 --
     Realized gains (losses) on sale of
        investments                                3,568,194              1,242,184              284,182         (1,580,904)
                                           -------------------- ---------------------- -------------------- ------------------
           Net realized gains (losses)             3,568,194              1,242,184              284,182         (1,580,904)
                                           -------------------- ---------------------- -------------------- ------------------
     Change in unrealized gains (losses)
        on investments                           (14,769,014)              (926,737)             240,802          3,912,878
                                           -------------------- ---------------------- -------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              (11,200,820)               315,447              524,984          2,331,974
                                           -------------------- ---------------------- -------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (12,059,464)            $ (530,578)           $ 333,252        $ 1,944,806
                                           ==================== ====================== ==================== ==================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL
      INTERNATIONAL            MSF METLIFE    MSF METLIFE         MSF MFS                     MSF MORGAN STANLEY
      SMALL COMPANY    MID CAP STOCK INDEX    STOCK INDEX    TOTAL RETURN    MSF MFS VALUE            EAFE INDEX
        SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
           $ 58,172                $ 9,755      $ 493,146     $ 2,538,313        $ 430,526              $ 18,941
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
             29,529                 22,985        457,368         726,882          231,091                10,282
              6,191                  3,790         82,035         243,048           86,752                 1,845
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
             35,720                 26,775        539,403         969,930          317,843                12,127
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
             22,452                (17,020)       (46,257)      1,568,383          112,683                 6,814
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
            110,936                 62,496        208,207              --               --                    --
             96,673                 19,897        (96,357)       (250,331)         161,506                13,619
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
            207,609                 82,393        111,850        (250,331)         161,506                13,619
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
           (662,509)              (112,251)       246,815        (101,683)        (368,960)             (140,700)
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
           (454,900)               (29,858)       358,665        (352,014)        (207,454)             (127,081)
---------------------- ---------------------- -------------- --------------- ---------------- ---------------------
         $ (432,448)             $ (46,878)     $ 312,408     $ 1,216,369        $ (94,771)           $ (120,267)
====================== ====================== ============== =============== ================ =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                          MSF NEUBERGER    MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE
                                         BERMAN GENESIS      GLOBAL EQUITY               INDEX     LARGE CAP GROWTH
                                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                         ----------------- ------------------ ------------------- --------------------
INVESTMENT INCOME:
     Dividends                                 $ 10,787          $ 395,950            $ 12,383              $ 8,218
                                         ----------------- ------------------ ------------------- --------------------
EXPENSES:
     Mortality and expense risk and
        other charges                            22,479            169,091              19,746              587,204
     Administrative charges                       4,542             53,991               3,356              112,170
                                         ----------------- ------------------ ------------------- --------------------
        Total expenses                           27,021            223,082              23,102              699,374
                                         ----------------- ------------------ ------------------- --------------------
           Net investment income (loss)         (16,234)           172,868             (10,719)            (691,156)
                                         ----------------- ------------------ ------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     --                 --                  --                   --
     Realized gains (losses) on sale of
        investments                            (106,745)            55,792              (5,116)             804,429
                                         ----------------- ------------------ ------------------- --------------------
           Net realized gains (losses)         (106,745)            55,792              (5,116)             804,429
                                         ----------------- ------------------ ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          200,360         (2,364,704)           (105,336)          (1,345,753)
                                         ----------------- ------------------ ------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              93,615         (2,308,912)           (110,452)            (541,324)
                                         ----------------- ------------------ ------------------- --------------------
     Net increase (decrease) in net
        assets resulting from
        operations                             $ 77,381       $ (2,136,044)         $ (121,171)        $ (1,232,480)
                                         ================= ================== =================== ====================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

                                              MSF WESTERN ASSET MSF WESTERN ASSET
MSF T. ROWE PRICE    MSF VAN ECK GLOBAL    MANAGEMENT STRATEGIC        MANAGEMENT      PIMCO VIT       PIMCO VIT
 SMALL CAP GROWTH     NATURAL RESOURCES      BOND OPPORTUNITIES   U.S. GOVERNMENT     HIGH YIELD    LOW DURATION
      SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
             $ --              $ 40,072               $ 277,776         $ 150,174      $ 761,612       $ 202,694
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
          134,469                35,006                  77,559           172,351        132,343         151,827
           23,375                 9,295                  14,771            30,614         27,273          29,539
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
          157,844                44,301                  92,330           202,965        159,616         181,366
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
         (157,844)               (4,229)                185,446           (52,791)       601,996          21,328
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
               --               345,275                      --           412,242             --              --
          460,364               (82,923)                 86,621            54,192         75,088          91,605
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
          460,364               262,352                  86,621           466,434         75,088          91,605
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
         (269,859)           (1,040,677)                 14,258           (10,110)      (610,749)       (155,032)
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
          190,505              (778,325)                100,879           456,324       (535,661)        (63,427)
-------------------- --------------------- -------------------- -------------------- -------------- ---------------
         $ 32,661            $ (782,554)              $ 286,325         $ 403,533       $ 66,335       $ (42,099)
==================== ===================== ==================== ==================== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             PUTNAM VT        PUTNAM VT    RUSSELL AGGRESSIVE
                                         EQUITY INCOME MULTI-CAP GROWTH                EQUITY    RUSSELL CORE BOND
                                           SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                         ------------- ------------------- --------------------- --------------------
INVESTMENT INCOME:
     Dividends                               $ 496,864          $ 9,420              $ 10,731            $ 342,937
                                         ------------- ------------------- --------------------- --------------------
EXPENSES:
     Mortality and expense risk and
        other charges                          204,212           30,989                27,365              135,975
     Administrative charges                     66,259            4,148                 3,280               16,314
                                         ------------- ------------------- --------------------- --------------------
        Total expenses                         270,471           35,137                30,645              152,289
                                         ------------- ------------------- --------------------- --------------------
           Net investment income (loss)        226,393          (25,717)              (19,914)             190,648
                                         ------------- ------------------- --------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                    --               --                    --              181,134
     Realized gains (losses) on sale of
        investments                             44,176           57,801               (48,301)              82,141
                                         ------------- ------------------- --------------------- --------------------
           Net realized gains (losses)          44,176           57,801               (48,301)             263,275
                                         ------------- ------------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          64,595         (190,144)              (29,946)            (100,129)
                                         ------------- ------------------- --------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            108,771         (132,343)              (78,247)             163,146
                                         ------------- ------------------- --------------------- --------------------
     Net increase (decrease) in net
        assets resulting from
        operations                           $ 335,164       $ (158,060)            $ (98,161)           $ 353,794
                                         ============= =================== ===================== ====================

(a) For the period May 2, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

RUSSELL GLOBAL REAL    RUSSELL MULTI-STYLE
  ESTATE SECURITIES                 EQUITY    RUSSELL NON-U.S.
        SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
---------------------- ---------------------- -------------------
           $ 27,356              $ 100,931            $ 78,209
---------------------- ---------------------- -------------------
             14,885                127,218              57,004
              1,783                 15,264               6,836
---------------------- ---------------------- -------------------
             16,668                142,482              63,840
---------------------- ---------------------- -------------------
             10,688                (41,551)             14,369
---------------------- ---------------------- -------------------
                 --                     --                  --
            (20,418)                (9,025)           (137,543)
---------------------- ---------------------- -------------------
            (20,418)                (9,025)           (137,543)
---------------------- ---------------------- -------------------
            (85,058)              (186,769)           (483,197)
---------------------- ---------------------- -------------------
           (105,476)              (195,794)           (620,740)
---------------------- ---------------------- -------------------
          $ (94,788)            $ (237,345)         $ (606,371)
====================== ====================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                 AMERICAN FUNDS
                                   AMERICAN FUNDS GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------- ------------------------------- -------------------------------
                                           2011            2010            2011            2010             2011           2010
                                 ----------------- --------------- --------------- --------------- ---------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)                    $ 510,497     $   545,506     $    97,614     $   146,812     $   (260,625)     $  (65,185)
  Net realized gains (losses)           293,404          80,486         129,989         137,174          856,304         223,976
  Change in unrealized gains
     (losses) on investments        (10,363,114)      8,168,085      (5,258,536)      3,205,525       (6,622,827)     15,578,153
                                 ----------------- --------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (9,559,213)      8,794,077      (5,030,933)      3,489,511       (6,027,148)     15,736,944
                                 ----------------- --------------- --------------- --------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            10,748,017      11,227,748       3,085,183       3,380,149       12,819,776      12,701,472
  Net transfers (including
     fixed account)                  10,346,518      10,714,964       5,620,538       1,960,678        7,818,929      10,823,101
  Contract charges                     (650,166)       (436,739)       (152,056)       (100,348)        (793,244)       (546,481)
  Transfers for contract
     benefits and terminations       (4,301,205)     (3,351,852)     (1,142,483)       (643,918)      (4,998,946)     (3,326,819)
                                 ----------------- --------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                  16,143,164      18,154,121       7,411,182       4,596,561       14,846,515      19,651,273
                                 ----------------- --------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets                  6,583,951      26,948,198       2,380,249       8,086,072        8,819,367      35,388,217
NET ASSETS:
  Beginning of year                  88,905,025      61,956,827      20,866,196      12,780,124      107,174,849      71,786,632
                                 ----------------- --------------- --------------- --------------- ---------------- --------------
  End of year                      $ 95,488,976     $88,905,025     $23,246,445    $ 20,866,196    $ 115,994,216    $107,174,849
                                 ================= =============== =============== =============== ================ ==============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

           DWS GOVERNMENT &
          AGENCY SECURITIES    FIDELITY VIP EQUITY-INCOME         FIDELITY VIP GROWTH         FTVIPT TEMPLETON FOREIGN
                SUB-ACCOUNT                   SUB-ACCOUNT   OPPORTUNITIES SUB-ACCOUNT           SECURITIES SUB-ACCOUNT
--------------------------- ----------------------------- --------------------------- --------------------------------
     2011         2010           2011           2010           2011         2010            2011             2010
-------------- ------------ -------------- -------------- -------------- ------------ --------------- ----------------
   $ 25,200    $  31,179    $    39,895    $     3,159    $    (1,264)   $  (1,458)   $    106,223    $     158,201
     23,395        8,714        (98,309)      (352,626)         1,617      (12,221)         72,285         (424,093)
        680        7,316         17,700        917,227          1,725       34,375      (3,696,277)       2,528,688
-------------- ------------ -------------- -------------- -------------- ------------ --------------- ----------------
     49,275       47,209        (40,714)       567,760          2,078       20,696      (3,517,769)       2,262,796
-------------- ------------ -------------- -------------- -------------- ------------ --------------- ----------------
        890          796         24,902         25,863             --          500         307,337          249,004
    (33,688)      (3,069)       220,754       (224,848)        (2,557)     (27,203)       (880,799)        (232,884)
       (993)      (1,209)       (16,136)       (16,899)          (145)        (140)       (101,368)        (108,957)
    (95,013)     (85,614)      (321,849)      (542,280)       (18,100)     (30,509)     (3,349,513)      (2,480,470)
-------------- ------------ -------------- -------------- -------------- ------------ --------------- ----------------
   (128,804)     (89,096)       (92,329)      (758,164)       (20,802)     (57,352)     (4,024,343)      (2,573,307)
-------------- ------------ -------------- -------------- -------------- ------------ --------------- ----------------
    (79,529)     (41,887)      (133,043)      (190,404)       (18,724)     (36,656)     (7,542,112)        (310,511)
    880,629      922,516      4,614,949      4,805,353        109,119      145,775      33,779,312       34,089,823
-------------- ------------ -------------- -------------- -------------- ------------ --------------- ----------------
  $ 801,100    $ 880,629    $ 4,481,906    $ 4,614,949    $    90,395    $ 109,119    $ 26,237,200    $  33,779,312
============== ============ ============== ============== ============== ============ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                 MIST AMERICAN FUNDS
                                 INVESCO V.I. INTERNATIONAL GROWTH               BALANCED ALLOCATION   MIST AMERICAN FUNDS BOND
                                                       SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------------- --------------------------------- --------------------------
                                       2011             2010             2011             2010            2011        2010
                                 ---------------- --------------- ---------------- ---------------- ------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)                 $    (4,494)   $        39,176    $   (678,992)  $     (906,340) $     113,523  $    56,182
  Net realized gains (losses)          185,414             99,108       5,020,834        2,751,089        333,347      404,470
  Change in unrealized gains
     (losses) on investments          (736,747)           620,712     (12,867,506)      19,429,040        272,745      348,999
                                 ---------------- --------------- ---------------- ---------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                (555,827)           758,996      (8,525,664)      21,273,789        719,615      809,651
                                 ---------------- --------------- ---------------- ---------------- ------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               52,743             55,509       4,152,092        6,633,885       267,956       274,410
  Net transfers (including
     fixed account)                   (448,230)          (149,257)      1,257,478       14,793,327      (389,176)    1,647,088
  Contract charges                     (22,740)           (24,201)     (2,171,228)      (1,862,475)     (184,352)     (166,501)
  Transfers for contract
     benefits and terminations        (675,807)          (672,782)    (11,691,711)      (7,131,215)     (999,706)   (1,749,662)
                                 ---------------- --------------- ---------------- ---------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                 (1,094,034)          (790,731)     (8,453,369)      12,433,522    (1,305,278)        5,335
                                 ---------------- --------------- ---------------- ---------------- ------------- -------------
     Net increase (decrease)
       in net assets                (1,649,861)           (31,735)    (16,979,033)      33,707,311      (585,663)      814,986
NET ASSETS:
  Beginning of year                  7,768,778          7,800,513     235,131,655      201,424,344    18,209,023    17,394,037
                                 ---------------- --------------- ---------------- ---------------- ------------- -------------
  End of year                    $   6,118,917    $     7,768,778    $218,152,622     $235,131,655   $17,623,360   $18,209,023
                                 ================ =============== ================ ================ ============= =============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

             MIST AMERICAN FUNDS                                                                       MIST AMERICAN FUNDS
               GROWTH ALLOCATION    MIST AMERICAN FUNDS GROWTH             MIST AMERICAN FUNDS         MODERATE ALLOCATION
                     SUB-ACCOUNT                   SUB-ACCOUNT       INTERNATIONAL SUB-ACCOUNT                 SUB-ACCOUNT
----------------------------------- ---------------------------- ----------------------------- ---------------------------
       2011             2010            2011           2010           2011            2010           2011         2010
------------------ ---------------- -------------- ------------- --------------- ------------- -------------- ------------
$    (1,029,259)   $  (1,437,249)   $   (331,448)  $   (374,578) $    (12,062)   $   (116,815) $      (5,244) $    (26,921)
      3,797,516        1,598,470       1,524,742      1,515,733       581,888         411,997      3,628,743     1,600,204
    (16,869,802)      23,392,238      (2,727,836)     3,333,804    (3,003,350)        529,487     (5,421,780)    8,764,520
------------------ ---------------- -------------- ------------- --------------- ------------- -------------- ------------
    (14,101,545)      23,553,459      (1,534,542)     4,474,959    (2,433,524)        824,669     (1,798,281)   10,337,803
------------------ ---------------- -------------- ------------- --------------- ------------- -------------- ------------
      5,960,311        8,007,220         392,002        697,076       267,861         421,895      3,696,894     3,512,161
     (1,220,035)       8,120,518        (844,776)    (2,712,547)   (1,073,190)      1,328,690     (2,066,811)    4,768,071
     (2,102,968)      (1,832,943)       (250,542)      (233,877)     (144,501)       (133,608)    (1,309,028)   (1,228,154)
     (7,823,674)      (6,730,820)     (1,612,761)    (1,055,564)     (840,181)       (427,896)    (7,000,037)   (4,946,216)
------------------ ---------------- -------------- ------------- --------------- ------------- -------------- ------------
     (5,186,366)       7,563,975      (2,316,077)    (3,304,912)   (1,790,011)      1,189,081     (6,678,982)    2,105,862
------------------ ---------------- -------------- ------------- --------------- ------------- -------------- ------------
    (19,287,911)      31,117,434      (3,850,619)     1,170,047    (4,223,535)      2,013,750     (8,477,263)   12,443,665
    227,823,049      196,705,615      28,767,917     27,597,870    17,238,298      15,224,548    137,833,796   125,390,131
------------------ ---------------- -------------- ------------- --------------- ------------- -------------- ------------
$   208,535,138    $ 227,823,049    $ 24,917,298   $ 28,767,917  $ 13,014,763    $ 17,238,298  $ 129,356,533  $137,833,796
================== ================ ============== ============= =============== ============= ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                  MIST BLACKROCK
                                         MIST BLACKROCK HIGH YIELD                LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE
                                                       SUB-ACCOUNT                   SUB-ACCOUNT                        SUB-ACCOUNT
                                 --------------------------------- ----------------------------- ----------------------------------
                                        2011            2010           2011           2010            2011               2010
                                 ----------------- --------------- -------------- -------------- --------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)               $      656,421    $    364,311    $    (2,790)   $      (441)   $    895,908    $     2,505,765
  Net realized gains (losses)           473,547       2,311,912         34,316           (154)       (998,539)        (2,014,043)
  Change in unrealized gains
     (losses) on investments           (951,229)       (219,602)      (120,141)       246,318      (2,380,733)         4,448,699
                                 ----------------- --------------- -------------- -------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  178,739       2,456,621        (88,615)       245,723      (2,483,364)         4,940,421
                                 ----------------- --------------- -------------- -------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               616,594         800,656      1,531,036        732,988         804,309            578,124
  Net transfers (including
     fixed account)                  (2,142,106)      3,513,861      1,282,798        974,603         856,077         (1,580,767)
  Contract charges                      (93,259)       (163,518)       (23,846)        (7,983)       (153,934)          (158,062)
  Transfers for contract
     benefits and terminations       (1,014,270)       (928,948)       (89,330)       (71,450)     (3,443,092)        (2,980,954)
                                 ----------------- --------------- -------------- -------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                  (2,633,041)      3,222,051      2,700,658      1,628,158      (1,936,640)        (4,141,659)
                                 ----------------- --------------- -------------- -------------- --------------- ------------------
     Net increase (decrease)
       in net assets                 (2,454,302)      5,678,672      2,612,043      1,873,881      (4,420,004)           798,762
NET ASSETS:
  Beginning of year                  14,888,941       9,210,269      2,642,554        768,673      38,697,331         37,898,569
                                 ----------------- --------------- -------------- -------------- --------------- ------------------
  End of year                    $   12,434,639    $ 14,888,941    $ 5,254,597    $ 2,642,554    $ 34,277,327    $    38,697,331
                                 ================= =============== ============== ============== =============== ==================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST DREMAN SMALL CAP VALUE     MIST GOLDMAN SACHS MID CAP          MIST HARRIS OAKMARK       MIST INVESCO SMALL CAP
                SUB-ACCOUNT              VALUE SUB-ACCOUNT    INTERNATIONAL SUB-ACCOUNT          GROWTH SUB-ACCOUNT
--------------------------- ------------------------------ ---------------------------- ------------------------------
    2011          2010            2011          2010           2011            2010          2011             2010
-------------- ------------  -------------- -------------- -------------- -------------- --------------- --------------
$    38,240    $    (9,591)  $    (221,077) $    (123,099)  $ (1,108,781)  $    167,300  $    (844,860)  $     (833,636)
     89,596         70,649         (92,147)      (742,619)      (347,943)    (1,899,202)     2,217,966         (276,970)
   (948,022)       808,864      (1,096,325)     4,491,386     (8,743,257)    10,813,402     (2,251,368)      12,507,436
-------------- ------------  -------------- --------------  -------------- -------------  --------------- --------------
   (820,186)       869,922      (1,409,549)     3,625,668    (10,199,981)     9,081,500       (878,262)      11,396,830
-------------- ------------  -------------- --------------  -------------- -------------  --------------- --------------
  1,078,029        902,574         180,643         80,163        653,108        645,853        457,309          396,472
  1,178,908        639,323        (555,904)      (869,776)    (1,686,285)    (2,713,140)    (2,838,958)      (5,222,308)
    (38,707)       (24,626)        (84,480)       (81,677)      (319,013)      (326,902)      (233,964)        (243,924)
   (259,961)      (200,802)     (1,325,329)    (1,756,227)    (4,919,314)    (4,558,873)    (5,161,393)      (3,600,519)
-------------- ------------  -------------- -------------- -------------- -------------- --------------- --------------
  1,958,269      1,316,469      (1,785,070)    (2,627,517)    (6,271,504)    (6,953,062)    (7,777,006)      (8,670,279)
-------------- ------------  -------------- -------------- -------------- -------------- --------------- --------------
  1,138,083      2,186,391      (3,194,619)       998,151    (16,471,485)     2,128,438     (8,655,268)       2,726,551
  5,987,971      3,801,580      19,465,973     18,467,822     71,132,973     69,004,535     55,371,461       52,644,910
-------------- ------------  -------------- --------------  -------------- ------------- --------------- --------------
$ 7,126,054    $ 5,987,971    $ 16,271,354  $  19,465,973   $ 54,661,488   $ 71,132,973   $ 46,716,193   $   55,371,461
============== ============  ============== ==============  ============== ============= =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                             MIST LEGG MASON CLEARBRIDGE
                                         MIST JANUS FORTY             MIST LAZARD MID CAP              AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 --------------------------- ------------------------------- ----------------------------
                                      2011        2010 (a)        2011            2010             2011          2010
                                 -------------- ------------ --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)                 $    (229)   $  (1,683)   $   (297,807)   $   (225,424)   $  (1,161,537) $   (934,109)
  Net realized gains (losses)           (681)         229        (846,650)     (1,757,204)       1,122,913    (1,022,811)
  Change in unrealized gains
     (losses) on investments         (73,873)      26,758      (2,002,926)     10,942,867         (746,623)   14,147,287
                                 -------------- ------------ --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations               (74,783)      25,304      (3,147,383)      8,960,239         (785,247)   12,190,367
                                 -------------- ------------ --------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              9,390        8,142       1,507,852       1,230,929          866,764       503,188
  Net transfers (including
     fixed account)                  595,006      410,037         170,075        (748,486)      17,074,217    (3,018,563)
  Contract charges                    (7,855)      (1,301)       (178,126)       (152,551)        (302,220)     (241,255)
  Transfers for contract
     benefits and terminations       (35,479)      (3,551)     (3,990,191)     (3,817,931)      (7,660,669)   (4,843,182)
                                 -------------- ------------ --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                  561,062      413,327      (2,490,390)     (3,488,039)       9,978,092    (7,599,812)
                                 -------------- ------------ --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets                 486,279      438,631      (5,637,773)      5,472,200        9,192,845     4,590,555
NET ASSETS:
  Beginning of year                  438,631           --      50,499,503      45,027,303       65,664,571    61,074,016
                                 -------------- ------------ --------------- --------------- -------------- -------------
  End of year                    $  924,910     $ 438,631    $ 44,861,730    $ 50,499,503    $  74,857,416  $ 65,664,571
                                 ============== ============ =============== =============== ============== =============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                                  MIST MET/EATON
MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE    MIST LORD ABBETT MID CAP VALUE       VANCE FLOATING RATE
                      SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------- ---------------------------------- --------------------------------- -------------------------
       2011            2010             2011              2010             2011             2010            2011       2010 (a)
----------------- --------------- ---------------- ----------------- ---------------- ---------------- -------------- ----------
$      120,174    $    172,291    $  12,899,459    $   14,010,235    $  (1,351,736)   $  (1,211,808)   $    12,755    $  (4,489)
       522,071        (180,088)       3,026,355         1,536,366       (4,272,147)     (11,968,952)         2,943          828
      (980,259)      1,853,240       (7,327,993)       15,031,631       (3,532,119)      57,610,182        (11,391)      21,695
----------------- --------------- ---------------- ----------------- ---------------- ---------------- -------------- ----------
      (338,014)      1,845,443        8,597,821        30,578,232       (9,156,002)      44,429,422          4,307       18,034
----------------- --------------- ---------------- ----------------- ---------------- ---------------- -------------- ----------
       566,727         300,745        4,573,535         4,224,878        4,962,818        4,517,169         34,896           --
    (2,835,897)      4,153,080      (10,453,712)       (5,173,825)      (7,489,126)      (6,989,027)     1,797,459       816,724
      (102,755)        (70,530)        (869,781)         (879,385)        (723,913)        (675,712)       (13,101)        (844)
      (500,078)       (658,301)     (29,193,138)      (27,975,240)     (21,427,437)     (18,966,129)      (451,764)     (13,961)
----------------- --------------- ---------------- ----------------- ---------------- ---------------- -------------- ----------
    (2,872,003)      3,724,994      (35,943,096)      (29,803,572)     (24,677,658)     (22,113,699)     1,367,490       801,919
----------------- --------------- ---------------- ----------------- ---------------- ---------------- -------------- ----------
    (3,210,017)      5,570,437      (27,345,275)          774,660      (33,833,660)      22,315,723      1,371,797       819,953
    15,232,698       9,662,261      281,708,830       280,934,170      221,952,624      199,636,901        819,953            --
----------------- --------------- ---------------- ----------------- ---------------- ---------------- -------------- ----------
$   12,022,681    $ 15,232,698    $ 254,363,555    $  281,708,830    $ 188,118,964    $ 221,952,624    $ 2,191,750    $  819,953
================= =============== ================ ================= ================ ================ ============== ==========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                       MIST
                               MET/FRANKLIN                                                     MIST MET/FRANKLIN
                               LOW DURATION                                                             TEMPLETON
                               TOTAL RETURN       MIST MET/FRANKLIN MUTUAL SHARES               FOUNDING STRATEGY
                                SUB-ACCOUNT                           SUB-ACCOUNT                     SUB-ACCOUNT
                               ----------------- -------------------------------- -------------------------------
                                    2011 (b)            2011            2010             2011           2010
                               ----------------- ---------------- --------------- ---------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)               $    (55,363)   $   1,922,864    $   (760,955)   $   1,005,147    $  (1,658,391)
  Net realized gains (losses)          (1,428)       6,221,592       1,072,750        2,954,734        1,153,192
  Change in unrealized gains
     (losses) on investments          (82,462)      (9,892,606)      7,931,241       (8,703,561)      13,638,019
                               ----------------- ---------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (139,253)      (1,748,150)      8,243,036       (4,743,680)      13,132,820
                               ----------------- ---------------- --------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           2,985,129       12,670,853      11,885,143        7,083,271        7,109,943
  Net transfers (including
     fixed account)                 8,263,968        9,335,351      18,308,930        1,354,429       14,978,779
  Contract charges                    (16,685)        (738,089)       (484,048)      (1,462,039)      (1,208,890)
  Transfers for contract
     benefits and terminations       (267,657)      (4,415,328)     (2,564,020)      (8,636,538)      (6,343,795)
                               ----------------- ---------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                10,964,755       16,852,787      27,146,005       (1,660,877)      14,536,037
                               ----------------- ---------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets               10,825,502       15,104,637      35,389,041       (6,404,557)      27,668,857
NET ASSETS:
  Beginning of year                        --       97,287,113      61,898,072      166,052,572      138,383,715
                               ----------------- ---------------- --------------- ---------------- --------------
  End of year                  $   10,825,502    $ 112,391,750    $ 97,287,113    $ 159,648,015    $ 166,052,572
                               ================= ================ =============== ================ ==============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                        MIST
                                               MET/TEMPLETON
     MIST MET/TEMPLETON GROWTH            INTERNATIONAL BOND    MIST METLIFE AGGRESSIVE STRATEGY  MIST METLIFE BALANCED STRATEGY
                   SUB-ACCOUNT                   SUB-ACCOUNT                         SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- ----------------------------- --------------------------------- -------------------------------
       2011            2010           2011           2010             2011               2010           2011             2010
----------------- --------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
  $    (14,620)   $     18,671    $   164,770    $    (9,294)   $    (785,581)   $      (632,320) $    7,138,960   $   14,651,151
       139,677          95,968         (7,634)        19,679        2,972,648              6,101       2,534,556       (1,548,947)
    (3,241,046)        758,093       (284,456)       100,395      (15,103,733)        25,873,873     (86,225,082)     225,546,016
----------------- --------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
    (3,115,989)        872,732       (127,320)       110,780      (12,916,666)        25,247,654     (76,551,566)     238,648,220
----------------- --------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     1,476,073       1,884,993        966,370        845,132        4,977,927          3,159,189     206,467,766      157,506,365
    12,964,561       1,817,393      1,585,979        948,483      (11,328,811)        (3,617,341)    143,460,229      180,497,209
       (99,034)        (46,762)       (28,607)        (7,561)        (915,522)          (914,104)    (17,052,545)     (13,309,093)
    (1,489,209)       (510,140)      (189,319)       (30,132)      (9,636,138)        (7,079,427)   (142,955,674)    (105,008,483)
----------------- --------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
    12,852,391       3,145,484      2,334,423      1,755,922      (16,902,544)        (8,451,683)    189,919,776      219,685,998
----------------- --------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     9,736,402       4,018,216      2,207,103      1,866,702      (29,819,210)        16,795,971     113,368,210      458,334,218
    12,725,815       8,707,599      2,069,263        202,561      198,100,052        181,304,081   2,318,147,547    1,859,813,329
----------------- --------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
$   22,462,217    $ 12,725,815    $ 4,276,366    $ 2,069,263    $ 168,280,842    $   198,100,052  $2,431,515,757   $2,318,147,547
================= =============== ============== ============== ================ ================ ================ ==============


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                 MIST METLIFE DEFENSIVE STRATEGY      MIST METLIFE GROWTH STRATEGY  MIST METLIFE MODERATE STRATEGY
                                                     SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                 ---------------------------------- ------------------------------- -------------------------------
                                        2011            2010             2011             2010           2011             2010
                                 ---------------- ----------------- --------------- --------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)                 $   2,910,513    $  5,674,560    $     945,935    $   3,422,859     $4,249,339     $  8,387,493
  Net realized gains (losses)          5,227,993       2,438,674        1,502,121      (14,030,256)     1,948,603         (417,176)
  Change in unrealized gains
     (losses) on investments          (6,722,045)     24,044,178      (82,847,615)     206,601,938    (20,000,610)      70,879,804
                                 ---------------- --------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 1,416,461      32,157,412      (80,399,559)     195,994,541    (13,802,668)      78,850,121
                                 ---------------- --------------- --------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             14,663,114      15,705,604       22,098,420       28,881,370     60,063,643       53,039,633
  Net transfers (including
     fixed account)                   33,894,594      47,675,436      (36,883,018)     (29,250,961)    72,873,918       76,026,421
  Contract charges                    (2,558,879)     (2,289,031)     (11,491,699)     (11,134,561)    (6,142,026)      (4,780,211)
  Transfers for contract
     benefits and terminations       (25,254,156)    (23,805,311)     (88,536,236)     (72,428,024)   (56,409,300)     (40,585,304)
                                 ---------------- --------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   20,744,673      37,286,698     (114,812,533)     (83,932,176)    70,386,235       83,700,539
                                 ---------------- --------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                  22,161,134      69,444,110     (195,212,092)     112,062,365     56,583,567      162,550,660
NET ASSETS:
  Beginning of year                  383,256,299     313,812,189    1,619,862,396    1,507,800,031    840,358,813      677,808,153
                                 ---------------- --------------- --------------- ---------------- -------------- ----------------
  End of year                    $   405,417,433    $383,256,299   $1,424,650,304   $1,619,862,396  $ 896,942,380    $ 840,358,813
                                 ================ =============== =============== ================ ============== ================

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                  MIST MORGAN STANLEY     MIST OPPENHEIMER CAPITAL
MIST MFS EMERGING MARKETS EQUITY      MIST MFS RESEARCH INTERNATIONAL                  MID CAP GROWTH                 APPRECIATION
                     SUB-ACCOUNT                          SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
---------------------------------- ---------------------------------- ------------------------------- ----------------------------
       2011             2010             2011              2010            2011            2010             2011          2010
--------------- ------------------ ---------------- ----------------- --------------- --------------- -------------- -------------
$       31,586    $     (261,078)  $     816,414    $      481,171    $   (346,021)   $   (646,831)   $  (1,107,121) $   (851,810)
     1,043,498          (900,354)     (1,702,270)       (3,615,863)      3,959,318         510,376       (3,212,185)   (4,505,723)
   (13,599,933)       12,713,028     (15,529,203)       16,313,902      (8,715,853)     16,393,905        2,250,709    11,631,099
--------------- ------------------ ---------------- ----------------- --------------- --------------- -------------- -------------
   (12,524,849)       11,551,596     (16,415,059)       13,179,210      (5,102,556)     16,257,450       (2,068,597)    6,273,566
--------------- ------------------ ---------------- ----------------- --------------- --------------- -------------- -------------
     2,815,191         3,334,914       4,534,435         4,392,739       4,109,362       3,407,394          970,284     1,228,121
    (4,774,773)        6,794,458       3,338,928         1,748,970         289,062       1,517,081       (3,002,053)   (2,846,076)
      (309,802)         (260,810)       (479,704)         (443,562)       (225,960)       (170,282)        (300,220)     (309,192)
    (4,440,420)       (3,092,430)    (13,182,963)      (10,842,371)     (6,457,178)     (4,983,156)      (8,186,838)   (6,696,580)
--------------- ------------------ ---------------- ----------------- --------------- --------------- -------------- -------------
    (6,709,804)        6,776,132      (5,789,304)       (5,144,224)     (2,284,714)       (228,963)     (10,518,827)   (8,623,727)
--------------- ------------------ ---------------- ----------------- --------------- --------------- -------------- -------------
   (19,234,653)       18,327,728     (22,204,363)        8,034,986      (7,387,270)     16,028,487      (12,587,424)   (2,350,161)
    71,913,866        53,586,138     146,069,481       138,034,495      68,961,080      52,932,593       88,337,908    90,688,069
--------------- ------------------ ---------------- ----------------- --------------- --------------- -------------- -------------
$   52,679,213     $  71,913,866    $123,865,118     $ 146,069,481     $61,573,810     $68,961,080     $ 75,750,484  $ 88,337,908
=============== ================== ================ ================= =============== =============== ============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            MIST PIMCO INFLATION
                                                  PROTECTED BOND           MIST PIMCO TOTAL RETURN              MIST PIONEER FUND
                                                     SUB-ACCOUNT                       SUB-ACCOUNT                    SUB-ACCOUNT
                                 ---------------------------------- --------------------------------- ------------------------------
                                            2011            2010             2011             2010            2011           2010
                                 ------------------ --------------- ---------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)                   $   201,481     $   672,765     $  7,824,763     $ 11,382,503     $     8,113     $   (318,516)
  Net realized gains (losses)          5,633,754       2,686,846       19,041,691        7,546,880       3,300,675        2,514,220
  Change in unrealized gains
     (losses) on investments           4,000,963       1,700,768      (16,779,763)      13,858,080      (8,687,609)      10,849,380
                                 ------------------ --------------- ---------------- ---------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,836,198       5,060,379       10,086,691       32,787,463      (5,378,821)      13,045,084
                                 ------------------ --------------- ---------------- ---------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              7,580,020       6,725,092       30,393,401       28,923,346       2,800,393        1,776,234
  Net transfers (including
     fixed account)                    8,427,316      13,278,499       50,814,763       28,053,322         907,609         (841,529)
  Contract charges                      (692,387)       (523,088)      (3,024,470)      (2,441,704)       (248,554)        (227,780)
  Transfers for contract
     benefits and terminations        (8,709,504)     (6,343,352)     (42,664,316)     (38,186,032)     (9,757,613)      (9,033,702)
                                 ------------------ --------------- ---------------- ---------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                    6,605,445      13,137,151       35,519,378       16,348,932      (6,298,165)      (8,326,777)
                                 ------------------ --------------- ---------------- ---------------- --------------- --------------
     Net increase (decrease)
       in net assets                  16,441,643      18,197,530       45,606,069       49,136,395     (11,676,986)       4,718,307
NET ASSETS:
  Beginning of year                   97,212,565      79,015,035      512,523,271      463,386,876     100,019,549       95,301,242
                                 ------------------ --------------- ---------------- ---------------- --------------- --------------
  End of year                    $   113,654,208     $97,212,565     $558,129,340     $512,523,271     $88,342,563    $ 100,019,549
                                 ================== =============== ================ ================ =============== ==============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST PIONEER STRATEGIC INCOME    MIST RAINIER LARGE CAP EQUITY     MIST RCM TECHNOLOGY            MIST SSGA GROWTH AND INCOME
                  SUB-ACCOUNT                      SUB-ACCOUNT             SUB-ACCOUNT                        ETF SUB-ACCOUNT
-------------------------------- -------------------------------- ------------------------------- ----------------------------
        2011           2010           2011              2010            2011           2010             2011           2010
----------------- -------------- -------------- ----------------- --------------- --------------- --------------- ------------
  $    361,175     $  258,842     $  (91,602)    $     (50,358)   $   (280,451)   $   (267,598)   $     591,525   $   (61,726)
       237,358         86,109        641,798           (41,656)        271,230          68,705        2,818,227        81,987
      (349,362)       420,630       (452,954)          754,783      (2,402,373)      3,531,432       (3,865,493)   11,069,034
----------------- -------------- -------------- ----------------- --------------- --------------- --------------- ------------
       249,171        765,581         97,242           662,769      (2,411,594)      3,332,539         (455,741)   11,089,295
----------------- -------------- -------------- ----------------- --------------- --------------- --------------- ------------
       705,052        878,387        101,338            83,609          66,402          90,266       14,724,211    11,211,386
     2,555,715      2,517,752     (6,752,012)        6,913,170         734,317        (266,467)      18,001,121    23,869,909
       (52,170)       (26,765)       (64,173)          (29,111)        (70,559)        (63,061)      (1,036,669)     (697,684)
      (578,439)      (252,738)       (52,507)         (237,668)     (1,354,728)       (840,851)      (6,163,017)   (3,947,751)
----------------- -------------- -------------- ----------------- --------------- --------------- --------------- ------------
     2,630,158      3,116,636     (6,767,354)        6,730,000        (624,568)     (1,080,113)      25,525,646    30,435,860
----------------- -------------- -------------- ----------------- --------------- --------------- --------------- ------------
     2,879,329      3,882,217     (6,670,112)        7,392,769      (3,036,162)      2,252,426       25,069,905    41,525,155
     9,868,843      5,986,626     12,401,428         5,008,659      13,671,946      11,419,520      124,729,784    83,204,629
----------------- -------------- -------------- ----------------- --------------- --------------- --------------- ------------
  $ 12,748,172     $9,868,843    $ 5,731,316     $  12,401,428     $10,635,784     $13,671,946     $149,799,689   $124,729,784
================= ============== ============== ================= =============== =============== =============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                             MIST SSGA GROWTH ETF     MIST T. ROWE PRICE LARGE           MIST T. ROWE PRICE MID CAP
                                                      SUB-ACCOUNT        CAP VALUE SUB-ACCOUNT                   GROWTH SUB-ACCOUNT
                                 -------------------------------- ---------------------------------- ------------------------------
                                       2011            2010            2011             2010             2011             2010
                                 ---------------- --------------- ---------------- ----------------- --------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)               $       55,974   $      13,653    $  (3,820,138)   $  (1,404,014)    $ (1,267,671)  $  (1,249,977)
  Net realized gains (losses)           481,980         (59,054)     (10,178,952)     (16,685,631)       6,226,330       1,120,474
  Change in unrealized gains
     (losses) on investments         (2,276,164)      4,696,964      (19,581,275)     115,120,516       (7,042,183)     18,396,030
                                 ---------------- --------------- ---------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (1,738,210)      4,651,563      (33,580,365)      97,030,871       (2,083,524)     18,266,527
                                 ---------------- --------------- ---------------- ----------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,002,534       1,792,718        7,380,842        8,968,587          718,468         682,299
  Net transfers (including
     fixed account)                   5,063,989       6,528,036      (16,017,947)      (6,131,544)      (7,898,515)     (4,291,838)
  Contract charges                     (319,941)       (231,837)      (1,743,383)      (1,716,375)        (393,009)       (391,983)
  Transfers for contract
     benefits and terminations       (2,593,771)     (1,604,141)     (67,483,258)     (65,110,659)      (7,416,227)     (5,161,793)
                                 ---------------- --------------- ---------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   3,152,811       6,484,776      (77,863,746)     (63,989,991)     (14,989,283)     (9,163,315)
                                 ---------------- --------------- ---------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets                  1,414,601      11,136,339     (111,444,111)      33,040,880      (17,072,807)      9,103,212
NET ASSETS:
  Beginning of year                  46,397,024      35,260,685      702,128,967      669,088,087       86,739,534      77,636,322
                                 ---------------- --------------- ---------------- ----------------- --------------- --------------
  End of year                    $   47,811,625   $  46,397,024   $  590,684,856   $  702,128,967    $  69,666,727   $  86,739,534
                                 ================ =============== ================ ================= =============== ==============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MIST THIRD AVENUE SMALL CAP VALUE     MIST TURNER MID CAP GROWTH         MIST VAN KAMPEN COMSTOCK      MSF ARTIO INTERNATIONAL
                         SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT            STOCK SUB-ACCOUNT
------------------------------------ ------------------------------ -------------------------------- ----------------------------
          2011               2010           2011            2010            2011             2010           2011         2010
----------------- ------------------ -------------- --------------- --------------- ---------------- -------------- -------------
 $    (312,414)     $    (261,454)   $  (191,018)   $   (185,532)   $     67,025    $     380,487    $     8,039    $     (3,722)
       560,999           (908,829)       422,475         (20,455)       (199,664)        (527,373)      (178,940)       (216,766)
    (6,154,154)        10,888,666     (1,186,084)      2,677,088      (2,369,229)      12,138,266     (1,147,230)        540,441
----------------- ------------------ -------------- --------------- --------------- ---------------- -------------- -------------
    (5,905,569)         9,718,383       (954,627)      2,471,101      (2,501,868)      11,991,380     (1,318,131)        319,953
----------------- ------------------ -------------- --------------- --------------- ---------------- -------------- -------------
       479,512            751,847        129,977         143,601       5,780,208        5,752,285         13,379          96,266
    (6,223,582)         2,433,808       (558,430)     (1,321,044)      1,739,008        6,358,165         89,169          32,389
      (283,266)          (286,658)       (63,762)        (66,895)       (460,904)        (360,651)       (27,073)        (30,663)
    (4,757,773)        (4,011,504)      (855,380)       (654,789)     (7,814,318)      (6,794,551)      (460,412)       (425,189)
----------------- ------------------ -------------- --------------- --------------- ---------------- -------------- -------------
   (10,785,109)        (1,112,507)    (1,347,595)     (1,899,127)       (756,006)       4,955,248       (384,937)       (327,197)
----------------- ------------------ -------------- --------------- --------------- ---------------- -------------- -------------
   (16,690,678)         8,605,876     (2,302,222)        571,974      (3,257,874)      16,946,628     (1,703,068)         (7,244)
    66,822,076         58,216,200     12,006,155      11,434,181     101,320,183       84,373,555      6,585,095       6,592,339
----------------- ------------------ -------------- --------------- --------------- ---------------- -------------- -------------
$   50,131,398     $   66,822,076     $9,703,933     $12,006,155     $98,062,309     $101,320,183     $4,882,027     $ 6,585,095
================= ================== ============== =============== =============== ================ ============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                  MSF BARCLAYS CAPITAL AGGREGATE                                MSF BLACKROCK LEGACY LARGE CAP
                                                      BOND INDEX      MSF BLACKROCK BOND INCOME                         GROWTH
                                                     SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------- ------------------------------ ------------------------------
                                        2011            2010          2011            2010           2011          2010
                                 ---------------- -------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)                  $   27,533     $     39,794   $ 2,332,346     $ 1,769,351    $  (119,620)   $    (106,231)
  Net realized gains (losses)           10,441           19,060       235,339          78,661        569,218          335,807
  Change in unrealized gains
     (losses) on investments            65,450           19,410     1,909,204       2,516,183     (1,586,810)       1,425,137
                                 ---------------- -------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 103,424           78,264     4,476,889       4,364,195     (1,137,212)       1,654,713
                                 ---------------- -------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               27,105           10,208     8,705,157       8,845,817        651,747          550,113
  Net transfers (including
     fixed account)                    753,471          612,238     4,300,825      10,516,932        895,577          442,243
  Contract charges                     (16,215)         (20,132)     (487,026)       (321,326)       (32,680)         (20,602)
  Transfers for contract
     benefits and terminations         (90,188)        (135,539)   (5,815,061)     (4,828,426)    (1,244,995)      (1,083,349)
                                 ---------------- -------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                    674,173          466,775     6,703,895      14,212,997        269,649         (111,595)
                                 ---------------- -------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                   777,597          545,039    11,180,784      18,577,192       (867,563)       1,543,118
NET ASSETS:
  Beginning of year                  1,975,112        1,430,073    78,335,454      59,758,262     10,802,846        9,259,728
                                 ---------------- -------------- --------------- --------------- --------------- -------------
  End of year                    $   2,752,709     $  1,975,112   $89,516,238     $78,335,454    $ 9,935,283      $10,802,846
                                 ================ ============== =============== =============== =============== =============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                               MSF LOOMIS SAYLES
      MSF BLACKROCK MONEY MARKET           MSF DAVIS VENTURE VALUE             MSF JENNISON GROWTH              SMALL CAP GROWTH
                     SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------- --------------------------------- ------------------------------- -----------------------------
        2011            2010            2011             2010            2011            2010            2011          2010
----------------- --------------- ---------------- ---------------- --------------- --------------- --------------- -------------
$    (2,017,316)  $  (2,436,873)  $    (858,644)   $  (1,186,665)   $   (846,025)   $   (643,800)   $   (191,732)   $   (171,760)
             --              --       3,568,194          708,830       1,242,184          45,180         284,182        (343,071)
             --              --     (14,769,014)      22,493,532        (926,737)      5,500,207         240,802       4,414,802
----------------- --------------- ---------------- ---------------- --------------- --------------- --------------- -------------
     (2,017,316)     (2,436,873)    (12,059,464)      22,015,697        (530,578)      4,901,587         333,252       3,899,971
----------------- --------------- ---------------- ---------------- --------------- --------------- --------------- -------------
      3,618,153       3,839,854       4,778,474        5,025,250         527,392         565,561         383,667         385,938
     49,526,693     (17,430,090)     (8,829,576)       2,419,910      (1,933,052)     (1,125,863)       (767,308)       (941,997)
       (777,279)       (887,934)     (1,048,236)      (1,014,669)       (257,169)       (254,494)        (72,544)        (60,386)
    (46,278,556)    (35,413,836)    (18,728,811)     (16,140,067)     (4,894,909)     (3,526,724)     (1,209,445)       (967,415)
----------------- --------------- ---------------- ---------------- --------------- --------------- --------------- -------------
      6,089,011     (49,892,006)    (23,828,149)      (9,709,576)     (6,557,738)     (4,341,520)     (1,665,630)     (1,583,860)
----------------- --------------- ---------------- ---------------- --------------- --------------- --------------- -------------
      4,071,695     (52,328,879)    (35,887,613)      12,306,121      (7,088,316)        560,067      (1,332,378)      2,316,111
    126,563,583     178,892,462     239,139,043      226,832,922      56,877,740      56,317,673      16,497,569      14,181,458
----------------- --------------- ---------------- ---------------- --------------- --------------- --------------- -------------
$   130,635,278   $ 126,563,583   $ 203,251,430    $ 239,139,043    $ 49,789,424    $ 56,877,740    $ 15,165,191    $ 16,497,569
================= =============== ================ ================ =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                         MSF MET/DIMENSIONAL
                                                                               INTERNATIONAL                 MSF METLIFE
                                  MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY         MID CAP STOCK INDEX
                                                    SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------------ ---------------------------- ---------------------------
                                       2011            2010          2011          2010           2011           2010
                                 --------------- -------------- ------------- -------------- --------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)               $     (387,168) $   (462,408)  $     22,452   $     (4,052)   $   (17,020)  $  (7,061)
  Net realized gains (losses)        (1,580,904)   (3,309,852)       207,609        114,130         82,393      15,873
  Change in unrealized gains
     (losses) on investments          3,912,878     8,609,340       (662,509)       203,930       (112,251)    130,940
                                 --------------- -------------- ------------- -------------- --------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                1,944,806     4,837,080       (432,448)       314,008        (46,878)    139,752
                                 --------------- -------------- ------------- -------------- --------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               308,546       268,401        213,611         97,857         18,026       4,827
  Net transfers (including
     fixed account)                  (2,196,919)   (3,388,981)       505,703        843,707      1,156,050     466,111
  Contract charges                     (185,668)     (191,789)       (13,315)        (7,392)        (8,216)     (3,814)
  Transfers for contract
     benefits and terminations       (3,153,953)   (2,732,738)      (128,648)      (225,602)       (68,482)   (156,382)
                                 --------------- -------------- ------------- -------------- --------------- -----------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                  (5,227,994)   (6,045,107)       577,351        708,570      1,097,378     310,742
                                 --------------- -------------- ------------- -------------- --------------- -----------
     Net increase (decrease)
       in net assets                 (3,283,188)   (1,208,027)       144,903      1,022,578      1,050,500     450,494
NET ASSETS:
  Beginning of year                  41,776,284    42,984,311      2,210,341      1,187,763        972,206     521,712
                                 --------------- -------------- ------------- -------------- --------------- -----------
  End of year                    $   38,493,096  $ 41,776,284   $  2,355,244   $  2,210,341    $ 2,022,706   $ 972,206
                                 =============== ============== ============= ============== =============== ===========

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

       MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN                   MSF MFS VALUE     MSF MORGAN STANLEY EAFE INDEX
                   SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- ------------------------------
        2011            2010            2011             2010            2011            2010           2011              2010
----------------- --------------- --------------- ---------------- --------------- --------------- -------------- ---------------
  $    (46,257)   $    (12,553)   $  1,568,383    $   1,724,797    $    112,683    $     26,591    $     6,814    $        3,186
       111,850      (1,337,622)       (250,331)        (654,707)        161,506          36,456         13,619            (2,884)
       246,815       5,123,908        (101,683)       6,970,796        (368,960)      2,472,883       (140,700)           37,316
----------------- --------------- --------------- ---------------- --------------- --------------- -------------- ---------------
       312,408       3,773,733       1,216,369        8,040,886         (94,771)      2,535,930       (120,267)           37,618
----------------- --------------- --------------- ---------------- --------------- --------------- -------------- ---------------
       410,067         439,939       4,399,473        4,343,670       6,652,509       5,174,667          7,123               170
     1,189,114         (99,394)      1,293,742        4,724,046       7,941,574       8,447,040        217,651           292,194
      (163,338)       (163,526)       (392,059)        (320,043)       (195,469)        (92,345)        (2,927)           (2,331)
    (2,333,513)     (2,208,367)     (9,369,061)      (7,730,968)     (1,503,895)       (864,235)        (9,207)         (154,773)
----------------- --------------- --------------- ---------------- --------------- --------------- -------------- ---------------
      (897,670)     (2,031,348)     (4,067,905)       1,016,705      12,894,719      12,665,127        212,640           135,260
----------------- --------------- --------------- ---------------- --------------- --------------- -------------- ---------------
      (585,262)      1,742,385      (2,851,536)       9,057,591      12,799,948      15,201,057         92,373           172,878
    33,773,010      32,030,625     100,678,402       91,620,811      28,735,680      13,534,623        639,986           467,108
----------------- --------------- --------------- ---------------- --------------- --------------- -------------- ---------------
$   33,187,748     $33,773,010    $ 97,826,866    $ 100,678,402    $ 41,535,628    $ 28,735,680    $   732,359    $      639,986
================= =============== =============== ================ =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   MSF NEUBERGER BERMAN GENESIS    MSF OPPENHEIMER GLOBAL EQUITY     MSF RUSSELL 2000 INDEX
                                                    SUB-ACCOUNT                      SUB-ACCOUNT                SUB-ACCOUNT
                                ------------------------------- -------------------------------- --------------------------
                                     2011             2010            2011             2010           2011         2010
                                -------------- ---------------- --------------- ---------------- -------------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)               $  (16,234)     $   (18,894)   $    172,868    $     58,235     $   (10,719)   $  (8,884)
  Net realized gains (losses)      (106,745)        (162,829)         55,792        (143,415)         (5,116)     (28,106)
  Change in unrealized gains
     (losses) on investments        200,360          485,401      (2,364,704)       2,815,391       (105,336)      93,326
                                -------------- ---------------- --------------- ---------------- -------------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations               77,381          303,678      (2,136,044)       2,730,211       (121,171)      56,336
                                -------------- ---------------- --------------- ---------------- -------------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            10,409           15,359       1,602,884        1,252,421         22,011       12,888
  Net transfers (including
     fixed account)                (129,075)          50,893         711,246        2,735,749        766,913      496,564
  Contract charges                   (8,049)          (7,580)        (97,813)         (67,673)        (7,011)      (2,970)
  Transfers for contract
     benefits and terminations     (239,289)        (108,832)     (1,815,729)      (1,654,831)       (65,064)    (137,238)
                                -------------- ---------------- --------------- ---------------- -------------- -----------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                (366,004)         (50,160)        400,588        2,265,666        716,849      369,244
                                -------------- ---------------- --------------- ---------------- -------------- -----------
     Net increase (decrease)
       in net assets               (288,623)         253,518      (1,735,456)       4,995,877        595,678      425,580
NET ASSETS:
  Beginning of year               1,918,839        1,665,321      22,327,452       17,331,575        896,513      470,933
                                -------------- ---------------- --------------- ---------------- -------------- -----------
  End of year                   $ 1,630,216     $  1,918,839    $ 20,591,996    $  22,327,452    $ 1,492,191    $ 896,513
                               =============== ================ =============== ================ ============== ===========

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

           MSF T. ROWE PRICE         MSF T. ROWE PRICE   MSF VAN ECK GLOBAL NATURAL   MSF WESTERN ASSET MANAGEMENT
            LARGE CAP GROWTH          SMALL CAP GROWTH                    RESOURCES   STRATEGIC BOND OPPORTUNITIES
                 SUB-ACCOUNT               SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
---------------------------- --------------------------- --------------------------- -----------------------------
       2011         2010          2011          2010         2011           2010          2011          2010
-------------- ------------- ------------- ------------- -------------- ------------ ------------- ---------------
$    (691,156)   $ (649,954) $   (157,844)  $  (134,163) $    (4,229)    $  (10,494) $    185,446   $   272,162
      804,429      (311,258)      460,364        52,753      262,352         62,446        86,621        79,735
   (1,345,753)    7,829,354      (269,859)    2,862,526   (1,040,677)       274,217        14,258       269,168
-------------- ------------- ------------- ------------- -------------- ------------ ------------- ---------------
   (1,232,480)    6,868,142        32,661     2,781,116     (782,554)       326,169       286,325       621,065
-------------- ------------- ------------- ------------- -------------- ------------ ------------- ---------------
      400,969       386,307       111,795        70,945    1,228,536        526,713        22,370        24,027
   (1,947,980)   (2,806,953)      (98,414)      271,191    1,965,591        999,376     7,157,656      (297,867)
     (175,499)     (182,204)      (30,211)      (27,668)     (30,269)        (8,591)      (23,550)      (21,196)
   (5,087,083)   (4,025,395)     (972,634)     (849,761)    (129,492)       (18,738)     (714,103)     (513,041)
-------------- ------------- ------------- ------------- -------------- ------------ ------------- ---------------
   (6,809,593)   (6,628,245)     (989,464)     (535,293)   3,034,366      1,498,760     6,442,373      (808,077)
-------------- ------------- ------------- ------------- -------------- ------------ ------------- ---------------
   (8,042,073)      239,897      (956,803)    2,245,823    2,251,812      1,824,929     6,728,698      (187,012)
   51,472,039    51,232,142    11,089,062     8,843,239    2,219,740        394,811     5,716,276     5,903,288
-------------- ------------- ------------- ------------- -------------- ------------ ------------- ---------------
$  43,429,966  $ 51,472,039  $ 10,132,259  $ 11,089,062  $ 4,471,552     $2,219,740  $ 12,444,974   $ 5,716,276
============== ============= ============= ============= ============== ============ ============= ===============


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT           PIMCO VIT HIGH YIELD    PIMCO VIT LOW DURATION
                                                 SUB-ACCOUNT                    SUB-ACCOUNT               SUB-ACCOUNT
                                ---------------------------- ------------------------------ -------------------------
                                    2011           2010           2011           2010            2011        2010
                                ----------- ---------------- -------------- --------------- ------------ ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)               $ (52,791) $     99,871     $  601,996     $   710,972     $    21,328  $    14,278
  Net realized gains (losses)      466,434       105,413         75,088          66,715          91,605       91,782
  Change in unrealized gains
     (losses) on investments       (10,110)      259,045       (610,749)        699,170        (155,032)     354,758
                                ----------- ---------------- -------------- --------------- ------------ ------------
     Net increase (decrease)
       in net assets resulting
       from operations             403,533       464,329         66,335       1,476,857         (42,099)     460,818
                                ----------- ---------------- -------------- --------------- ------------ ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           43,505        78,303         44,304          30,908          37,949       17,624
  Net transfers (including
     fixed account)              1,089,916       209,505     (4,623,576)        760,530         224,693    2,163,766
  Contract charges                 (97,029)      (90,148)       (43,347)        (52,862)        (49,304)     (58,771)
  Transfers for contract
     benefits and terminations    (947,907)     (768,598)      (943,544)       (890,159)     (1,364,822)  (1,920,786)
                                ----------- ---------------- -------------- --------------- ------------ ------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                 88,485      (570,938)    (5,566,163)       (151,583)     (1,151,484)     201,833
                                ----------- ---------------- -------------- --------------- ------------ ------------
     Net increase (decrease)
       in net assets               492,018      (106,609)    (5,499,828)      1,325,274      (1,193,583)     662,651
NET ASSETS:
  Beginning of year             12,855,065    12,961,674     13,052,532      11,727,258      13,029,268   12,366,617
                                ----------- ---------------- -------------- --------------- ------------ ------------
  End of year                  $13,347,083  $ 12,855,065     $7,552,704     $13,052,532     $11,835,685  $13,029,268
                               ============ ================ ============== =============== ============ ============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

       PUTNAM VT EQUITY INCOME    PUTNAM VT MULTI-CAP GROWTH     RUSSELL AGGRESSIVE EQUITY             RUSSELL CORE BOND
                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------- ----------------------------- ----------------------------- -----------------------------
        2011            2010           2011        2010 (c)          2011           2010            2011          2010
----------------- --------------- -------------- -------------- -------------- -------------- --------------- -------------
   $   226,393     $   267,646     $  (25,717)     $  (9,027)     $ (19,914)     $ (22,938)   $    190,648    $   293,250
        44,176        (410,421)        57,801          6,120        (48,301)      (157,552)        263,275        426,118
        64,595       3,142,849       (190,144)       294,395        (29,946)       690,369        (100,129)       293,554
----------------- --------------- -------------- -------------- -------------- -------------- --------------- -------------
       335,164       3,000,074       (158,060)       291,488        (98,161)       509,879         353,794      1,012,922
----------------- --------------- -------------- -------------- -------------- -------------- --------------- -------------
        13,896          24,846         35,867             --         12,061          9,048           6,629         23,997
      (965,652)       (861,577)       120,989      2,249,688        (90,527)      (176,139)       (181,909)        88,472
       (71,237)        (74,738)        (2,675)          (441)          (666)          (875)         (2,328)        (2,697)
    (2,951,728)     (2,462,825)      (294,127)       (47,475)      (510,016)      (317,691)     (1,626,718)    (1,721,339)
----------------- --------------- -------------- -------------- -------------- -------------- --------------- -------------
    (3,974,721)     (3,374,294)      (139,946)     2,201,772       (589,148)      (485,657)     (1,804,326)    (1,611,567)
----------------- --------------- -------------- -------------- -------------- -------------- --------------- -------------
    (3,639,557)       (374,220)      (298,006)     2,493,260       (687,309)        24,222      (1,450,532)      (598,645)
    28,653,373      29,027,593      2,493,260             --      2,549,525      2,525,303      11,522,547     12,121,192
----------------- --------------- -------------- -------------- -------------- -------------- --------------- -------------
$   25,013,816     $28,653,373     $2,195,254     $2,493,260     $1,862,216     $2,549,525     $10,072,015    $11,522,547
================= =============== ============== ============== ============== ============== =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                       RUSSELL GLOBAL REAL ESTATE  RUSSELL MULTI-STYLE EQUITY         RUSSELL NON-U.S.
                                           SECURITIES SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
                                 -------------------------------- --------------------------- ------------------------
                                       2011            2010            2011            2010         2011       2010
                                 -------------- ------------------ ------------ -------------- ----------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)                  $   10,688  $        10,556    $   (41,551) $    (54,858)  $   14,369   $  (22,343)
  Net realized gains (losses)          (20,418)         (62,464)        (9,025)     (355,040)    (137,543)    (284,964)
  Change in unrealized gains
     (losses) on investments           (85,058)         321,505       (186,769)    1,945,587     (483,197)     764,647
                                 -------------- ------------------ ------------ -------------- ----------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (94,788)         269,597       (237,345)    1,535,689     (606,371)     457,340
                                 -------------- ------------------ ------------ -------------- ----------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                6,317               --         41,257        21,416        8,007       11,545
  Net transfers (including
     fixed account)                    (46,730)        (173,649)      (579,042)     (719,632)    (126,453)    (290,534)
  Contract charges                        (279)            (368)        (3,388)       (4,179)      (1,412)      (1,710)
  Transfers for contract
     benefits and terminations .      (150,757)        (182,120)    (1,823,601)   (1,430,093)    (821,054)    (681,382)
                                 -------------- ------------------ ------------ -------------- ----------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   (191,449)        (356,137)    (2,364,774)   (2,132,488)    (940,912)    (962,081)
                                 -------------- ------------------ ------------ -------------- ----------- ------------
     Net increase (decrease)
       in net assets                  (286,237)         (86,540)    (2,602,119)     (596,799)  (1,547,283)    (504,741)
NET ASSETS:
  Beginning of year                  1,329,209        1,415,749     11,428,855    12,025,654    5,221,620    5,726,361
                                 -------------- ------------------ ------------ -------------- ----------- ------------
  End of year                    $   1,042,972  $     1,329,209    $ 8,826,736   $11,428,855   $3,674,337   $5,221,620
                                 ============== ================== ============ ============== =========== ============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.") American Funds Insurance Series ("American Funds")
DWS Variable Series II ("DWS")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Russell Investment Funds ("Russell")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUB-ACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2011:

American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
 Sub-Account
American Funds Growth Sub-Account
DWS Government & Agency Securities Sub-Account
Fidelity VIP Equity-Income Sub-Account*
Fidelity VIP Growth Opportunities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account*
Invesco V.I. International Growth Sub-Account*
MIST American Funds Balanced Allocation
 Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation
 Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
 Sub-Account
MIST BlackRock High Yield Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST Clarion Global Real Estate Sub-Account*
MIST Dreman Small Cap Value Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Invesco Small Cap Growth Sub-Account*
MIST Janus Forty Sub-Account
MIST Lazard Mid Cap Sub-Account*
MIST Legg Mason ClearBridge Aggressive Growth
 Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Met/Eaton Vance Floating Rate Sub-Account
MIST Met/Franklin Low Duration Total Return
 Sub-Account**

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
 Sub-Account
MIST Met/Templeton Growth Sub-Account*
MIST Met/Templeton International Bond Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MFS Emerging Markets Equity Sub-Account*
MIST MFS Research International Sub-Account*
MIST Morgan Stanley Mid Cap Growth Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST PIMCO Total Return Sub-Account*
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST Rainier Large Cap Equity Sub-Account
MIST RCM Technology Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account*
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST Third Avenue Small Cap Value Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Van Kampen Comstock Sub-Account
MSF Artio International Stock Sub-Account*
MSF Barclays Capital Aggregate Bond Index
 Sub-Account
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Legacy Large Cap Growth Sub-Account
MSF BlackRock Money Market Sub-Account*
MSF Davis Venture Value Sub-Account*
MSF Jennison Growth Sub-Account*
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
 Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account
MSF MetLife Stock Index Sub-Account*
MSF MFS Total Return Sub-Account*
MSF MFS Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF Neuberger Berman Genesis Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF Russell 2000 Index Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF Van Eck Global Natural Resources
 Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government
 Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
Putnam VT Equity Income Sub-Account
Putnam VT Multi-Cap Growth Sub-Account*
Russell Aggressive Equity Sub-Account
Russell Core Bond Sub-Account
Russell Global Real Estate Securities Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Non-U.S. Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio or fund of the Trusts.

** This Sub-Account began operations during the year ended December 31, 2011.


3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2011:

FTVIPT Templeton Growth Securities Sub-Account
MIST Legg Mason Value Equity Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                                  NEW NAME
-----------                                                  --------
(MIST) Lord Abbett Growth and Income Portfolio               (MIST) T. Rowe Price Large Cap Value Portfolio
(Russell) Real Estate Securities Fund                        (Russell) Global Real Estate Securities Fund

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

MERGER:

FORMER PORTFOLIO                                              NEW PORTFOLIO
----------------                                              -------------
(MIST) Legg Mason Value Equity Portfolio                      (MIST) Legg Mason ClearBridge Aggressive Growth
                                                                Portfolio

SUBSTITUTION:

FORMER PORTFOLIO                                              NEW PORTFOLIO
----------------                                              -------------
(FTVIPT) Templeton Growth Securities Portfolio                (MIST) Met/Templeton Growth Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Accounts' own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and /or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011()04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk    0.50% - 1.50%
Administrative                0.15% - 0.25%
Optional Death Benefit Rider  0.20% - 0.35%
Earnings Preservation Benefit 0.25%
                              ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

LIFETIME WITHDRAWAL GUARANTEE -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

GUARANTEED MINIMUM INCOME BENEFIT/LIFETIME INCOME SOLUTION -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

ENHANCED DEATH BENEFIT -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

ENHANCED GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Lifetime Withdrawal Guarantee                              0.50% - 1.80%
Guaranteed Withdrawal Benefit                              0.25% - 1.00%
Guaranteed Minimum Income Benefit/Lifetime Income Solution 0.50% - 1.50%
Guaranteed Minimum Accumulation Benefit                    0.75%
Enhanced Death Benefit                                     0.60% - 1.50%
Enhanced Guaranteed Withdrawal Benefit                     0.50% - 1.25%
                                                           ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain portfolios of the MIST and MSF Trusts are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                       ------------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                            SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                       ----------- ------------- ------------- --------------
American Funds Global Growth Sub-Account                 4,950,184    91,904,651    19,088,756      2,435,077
American Funds Global Small Capitalization Sub-Account   1,364,233    22,580,604     8,275,554        766,737
American Funds Growth Sub-Account                        2,244,471    94,464,264    18,087,878      3,502,009
DWS Government & Agency Securities Sub-Account              61,062       743,660        72,303        161,733
Fidelity VIP Equity-Income Sub-Account                     243,071     5,141,254       678,544        730,964
Fidelity VIP Growth Opportunities Sub-Account                4,940        88,140         3,598         25,661
FTVIPT Templeton Foreign Securities Sub-Account          2,080,552    29,416,914     1,482,885      5,400,977
Invesco V.I. International Growth Sub-Account              233,467     5,769,723       434,427      1,532,944
MIST American Funds Balanced Allocation Sub-Account     23,084,940   187,344,313    19,779,721     28,780,767
MIST American Funds Bond Sub-Account                     1,701,105    15,980,866     3,214,678      4,406,404
MIST American Funds Growth Allocation Sub-Account       23,887,195   184,745,547    17,319,038     23,534,653
MIST American Funds Growth Sub-Account                   2,864,068    20,571,309     3,840,770      6,488,271
MIST American Funds International Sub-Account            1,787,757    13,074,602     2,669,837      4,471,868
MIST American Funds Moderate Allocation Sub-Account     13,186,196   111,002,439    12,510,163     18,527,789
MIST BlackRock High Yield Sub-Account                    1,499,973    12,144,728     5,870,546      7,847,132
MIST BlackRock Large Cap Core Sub-Account                  616,742     5,076,082     3,255,642        557,782
MIST Clarion Global Real Estate Sub-Account              3,692,258    44,783,053     3,449,178      4,489,878
MIST Dreman Small Cap Value Sub-Account                    545,646     6,549,431     2,569,391        572,872
MIST Goldman Sachs Mid Cap Value Sub-Account             1,362,771    17,790,965     1,260,981      3,267,092
MIST Harris Oakmark International Sub-Account            4,683,940    64,490,555     3,644,154     11,024,418
MIST Invesco Small Cap Growth Sub-Account                3,398,193    42,367,727     7,066,151     15,687,989
MIST Janus Forty Sub-Account                                15,181       972,090       871,402        310,546
MIST Lazard Mid Cap Sub-Account                          4,198,893    50,756,892     5,103,952      7,892,121
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account                                            9,786,889    72,481,633    26,059,669     17,243,033
MIST Loomis Sayles Global Markets Sub-Account            1,061,146    11,806,477     4,172,113      6,923,905
MIST Lord Abbett Bond Debenture Sub-Account             20,035,423   238,106,688    20,975,514     44,019,120
MIST Lord Abbett Mid Cap Value Sub-Account              12,364,818   227,133,723     5,868,695     31,898,039
MIST Met/Eaton Vance Floating Rate Sub-Account             213,007     2,181,538     3,637,967      2,251,358
MIST Met/Franklin Low Duration Total Return
  Sub-Account (a)                                        1,097,930    10,908,049    11,608,317        698,841
MIST Met/Franklin Mutual Shares Sub-Account             13,875,539   105,735,803    28,072,643      3,427,733
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account                                           16,769,757   133,905,719    14,106,247     14,600,588
MIST Met/Templeton Growth Sub-Account                    2,620,661    23,402,472    15,183,003      2,345,130
MIST Met/Templeton International Bond Sub-Account          372,509     4,455,299     3,109,348        606,493
MIST MetLife Aggressive Strategy Sub-Account            18,718,678   160,725,842     8,512,026     26,200,114
MIST MetLife Balanced Strategy Sub-Account             241,941,874 2,364,698,732   249,343,772     52,285,027
MIST MetLife Defensive Strategy Sub-Account             37,678,204   383,581,418    90,422,673     66,767,505
MIST MetLife Growth Strategy Sub-Account               143,037,184 1,477,373,868    42,188,771    156,055,369
MIST MetLife Moderate Strategy Sub-Account              85,749,754   866,016,545   112,014,318     37,378,723
MIST MFS Emerging Markets Equity Sub-Account             5,679,088    59,951,357    16,061,093     22,739,298
MIST MFS Research International Sub-Account             13,813,186   157,753,420     8,186,457     13,159,298
MIST Morgan Stanley Mid Cap Growth Sub-Account           5,867,021    53,774,348     7,950,229      8,727,302
MIST Oppenheimer Capital Appreciation Sub-Account       12,598,594    97,363,121     1,161,350     12,787,257
MIST PIMCO Inflation Protected Bond Sub-Account          9,599,183   104,442,735    23,489,589     11,752,069
MIST PIMCO Total Return Sub-Account                     46,616,714   538,928,321   110,118,421     49,817,552
MIST Pioneer Fund Sub-Account                            6,627,979    66,281,014     4,869,330     11,159,332
MIST Pioneer Strategic Income Sub-Account                1,166,336    12,050,988     5,456,621      2,401,060
MIST Rainier Large Cap Equity Sub-Account                  739,538     5,692,748    14,765,045     21,623,990
MIST RCM Technology Sub-Account                          2,485,024    11,158,436     7,900,376      8,805,345
MIST SSgA Growth and Income ETF Sub-Account             13,434,957   143,339,600    34,371,395      5,765,668
MIST SSgA Growth ETF Sub-Account                         4,480,948    45,666,041    10,108,718      6,899,894
MIST T. Rowe Price Large Cap Value Sub-Account          28,226,409   664,772,756    25,293,173    106,977,000
MIST T. Rowe Price Mid Cap Growth Sub-Account            7,501,468    57,994,664     5,090,352     19,178,419
MIST Third Avenue Small Cap Value Sub-Account            3,710,193    52,321,415     7,377,369     18,474,858

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
MIST Turner Mid Cap Growth Sub-Account                       775,085    9,054,322     1,074,174      2,612,751
MIST Van Kampen Comstock Sub-Account                      10,567,079  102,343,903     7,195,749      7,884,667
MSF Artio International Stock Sub-Account                    629,737    6,937,734       506,408        883,272
MSF Barclays Capital Aggregate Bond Index Sub-Account        242,542    2,661,378     1,483,154        781,385
MSF BlackRock Bond Income Sub-Account                        818,282   85,118,560    16,246,176      7,209,888
MSF BlackRock Legacy Large Cap Growth Sub-Account            398,212    7,955,219     2,196,043      2,045,992
MSF BlackRock Money Market Sub-Account                     1,306,354  130,635,350    83,484,437     79,412,765
MSF Davis Venture Value Sub-Account                        6,886,853  187,728,663     6,549,206     31,235,945
MSF Jennison Growth Sub-Account                            4,138,745   44,828,005     2,435,665      9,839,324
MSF Loomis Sayles Small Cap Growth Sub-Account             1,558,611   13,931,447       947,250      2,804,578
MSF Met/Artisan Mid Cap Value Sub-Account                    220,667   47,424,033     1,001,832      6,616,967
MSF Met/Dimensional International Small Company
  Sub-Account                                                178,439    2,642,261     2,017,152      1,306,371
MSF MetLife Mid Cap Stock Index Sub-Account                  158,153    1,988,688     1,635,272        492,371
MSF MetLife Stock Index Sub-Account                        1,153,640   33,664,560     5,261,566      5,997,244
MSF MFS Total Return Sub-Account                             762,573  100,969,193     6,974,427      9,473,947
MSF MFS Value Sub-Account                                  3,418,576   37,750,777    14,465,063      1,457,642
MSF Morgan Stanley EAFE Index Sub-Account                     73,170      823,887       667,689        448,218
MSF Neuberger Berman Genesis Sub-Account                     137,461    1,873,209       205,852        588,054
MSF Oppenheimer Global Equity Sub-Account                  1,487,868   21,884,311     3,139,140      2,565,675
MSF Russell 2000 Index Sub-Account                           120,247    1,470,871     1,414,464        708,309
MSF T. Rowe Price Large Cap Growth Sub-Account             2,935,068   40,089,122       855,173      8,355,908
MSF T. Rowe Price Small Cap Growth Sub-Account               620,079    8,003,773       852,187      1,999,485
MSF Van Eck Global Natural Resources Sub-Account             331,968    5,207,099     4,985,432      1,609,988
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                                961,840   11,997,940     7,918,045      1,290,229
MSF Western Asset Management U.S. Government
  Sub-Account                                              1,098,532   13,123,426     5,226,760      4,778,809
PIMCO VIT High Yield Sub-Account                           1,011,081    7,445,816     1,518,614      6,482,763
PIMCO VIT Low Duration Sub-Account                         1,140,244   11,718,316     3,354,716      4,484,876
Putnam VT Equity Income Sub-Account                        1,857,011   25,210,927       701,277      4,449,564
Putnam VT Multi-Cap Growth Sub-Account                       112,474    2,091,063       408,725        574,366
Russell Aggressive Equity Sub-Account                        163,929    2,125,240       174,872        783,931
Russell Core Bond Sub-Account                                961,989    9,839,991       858,224      2,290,770
Russell Global Real Estate Securities Sub-Account             82,449    1,221,835       105,547        286,300
Russell Multi-Style Equity Sub-Account                       666,673    9,258,471       652,681      3,059,001
Russell Non-U.S. Sub-Account                                 419,926    4,699,525       344,534      1,271,071

(a) For the period May 2, 2011 to December 31,2011.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                          AMERICAN FUNDS                 AMERICAN FUNDS        AMERICAN FUNDS
                                           GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION                GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- ------------------------------ ---------------------
                                       2011         2010        2011               2010       2011       2010
                                  ------------ ------------ ----------- ------------------ ---------- ----------
Units beginning of year           3,003,389    2,316,571     629,226            467,145    592,460    464,628
Units issued and transferred
  from other funding options      1,017,213      946,439     351,801            234,611    174,670    176,719
Units redeemed and transferred to
  other funding options            (451,639)    (259,621)   (106,692)           (72,530)   (91,381)   (48,887)
                                  ------------ ------------ ----------- ------------------ ---------- ----------
Units end of year                 3,568,963    3,003,389     874,335            629,226    675,749    592,460
                                  ============ ============ =========== ================== ========== ==========

                                        FTVIPT TEMPLETON               INVESCO V.I.         MIST AMERICAN FUNDS
                                      FOREIGN SECURITIES       INTERNATIONAL GROWTH         BALANCED ALLOCATION
                                             SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------------- -------------------------- ---------------------------
                                       2011         2010            2011       2010          2011          2010
                                  ------------ ------------ --------------- ---------- ------------- -------------
Units beginning of year           2,172,428    2,349,812         414,083    461,755    23,898,755    22,597,437
Units issued and transferred
  from other funding options        134,600      254,235          25,293     40,104     2,957,770     4,764,413
Units redeemed and transferred to
  other funding options            (406,881)    (431,619)        (86,089)   (87,776)   (3,841,263)   (3,463,095)
                                  ------------ ------------ --------------- ---------- ------------- -------------
Units end of year                 1,900,147    2,172,428         353,287    414,083    23,015,262    23,898,755
                                  ============ ============ =============== ========== ============= =============

                                     MIST AMERICAN FUNDS         MIST AMERICAN FUNDS            MIST BLACKROCK
                                           INTERNATIONAL         MODERATE ALLOCATION                HIGH YIELD
                                             SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- --------------------------- -------------------------
                                       2011         2010          2011          2010        2011          2010
                                  ------------ ------------ ------------- ------------- ----------- -------------
Units beginning of year           1,931,131    1,794,269    13,667,445    13,452,576     730,796       517,570
Units issued and transferred
  from other funding options        421,325      654,079     1,776,967     2,252,108     342,849     2,040,584
Units redeemed and transferred to
  other funding options            (625,159)    (517,217)   (2,437,742)   (2,037,239)   (473,029)   (1,827,358)
                                  ------------ ------------ ------------- ------------- ----------- -------------
Units end of year                 1,727,297    1,931,131    13,006,670    13,667,445     600,616       730,796
                                  ============ ============ ============= ============= =========== =============

                                      MIST GOLDMAN SACHS       MIST HARRIS OAKMARK               MIST INVESCO
                                           MID CAP VALUE             INTERNATIONAL           SMALL CAP GROWTH
                                             SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------- ------------------------- --------------------------
                                       2011         2010         2011         2010          2011         2010
                                  ------------ ------------ ------------ ------------ ------------- ------------
Units beginning of year           1,280,385    1,482,733    3,663,046    4,066,421     3,675,683    4,320,755
Units issued and transferred
  from other funding options        132,580      111,557      417,674      513,332       654,515      283,473
Units redeemed and transferred to
  other funding options            (251,228)    (313,905)    (739,691)    (916,707)   (1,139,339)    (928,545)
                                  ------------ ------------ ------------ ------------ ------------- ------------
Units end of year                 1,161,737    1,280,385    3,341,029    3,663,046     3,190,859    3,675,683
                                  ============ ============ ============ ============ ============= ============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.

DWS II GOVERNMENT &          FIDELITY VIP            FIDELITY VIP
  AGENCY SECURITIES         EQUITY-INCOME    GROWTH OPPORTUNITIES
        SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------- --------------------- -----------------------
  2011         2010       2011       2010      2011          2010
--------- ------------ ---------- ---------- --------- -------------
52,265       57,534    316,838    373,302    11,887        19,375
 1,689        2,526     36,829     39,680       352           125
(9,137)      (7,795)   (50,805)   (96,144)   (2,474)       (7,613)
--------- ------------ ---------- ---------- --------- -------------
44,817       52,265    302,862    316,838     9,765        11,887
========= ============ ========== ========== ========= =============

   MIST AMERICAN FUNDS         MIST AMERICAN FUNDS        MIST AMERICAN FUNDS
                  BOND           GROWTH ALLOCATION                     GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------- --------------------------- --------------------------
     2011         2010          2011          2010         2011          2010
------------ ------------ ------------- ------------- ------------ -------------
1,767,528    1,763,742    24,332,553    23,471,136    3,139,868     3,506,399
  439,931      606,877     3,143,414     4,347,175      660,750       843,038
 (564,693)    (603,091)   (3,723,298)   (3,485,758)    (905,322)   (1,209,569)
------------ ------------ ------------- ------------- ------------ -------------
1,642,766    1,767,528    23,752,669    24,332,553    2,895,296     3,139,868
============ ============ ============= ============= ============ =============

    MIST BLACKROCK       MIST CLARION GLOBAL           MIST DREMAN
    LARGE CAP CORE               REAL ESTATE       SMALL CAP VALUE
       SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------- ------------------------- ---------------------
   2011       2010         2011         2010       2011       2010
---------- ---------- ------------ ------------ ---------- ----------
264,061     85,136    2,647,883    2,963,807    396,464    296,874
360,380    228,326      348,255      224,016    220,394    163,741
(97,513)   (49,401)    (467,895)    (539,940)   (86,269)   (64,151)
---------- ---------- ------------ ------------ ---------- ----------
526,928    264,061    2,528,243    2,647,883    530,589    396,464
========== ========== ============ ============ ========== ==========

             MIST                              MIST LEGG MASON CLEARBRIDGE
      JANUS FORTY       MIST LAZARD MID CAP              AGGRESSIVE GROWTH
      SUB-ACCOUNT               SUB-ACCOUNT                    SUB-ACCOUNT
-------------------- ------------------------- ------------------------------
  2011    2010 (a)        2011         2010          2011             2010
--------- ---------- ------------ ------------ ------------- ----------------
 2,977         --    3,272,897    3,546,544     8,476,052        9,606,073
 6,238      3,428      509,826      345,975     3,503,081          366,569
(2,288)      (451)    (680,005)    (619,622)   (2,378,276)      (1,496,590)
--------- ---------- ------------ ------------ ------------- ----------------
 6,927      2,977    3,102,718    3,272,897     9,600,857        8,476,052
========= ========== ============ ============ ============= ================

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                      MIST LOOMIS SAYLES            MIST LORD ABBETT            MIST LORD ABBETT
                                          GLOBAL MARKETS              BOND DEBENTURE               MID CAP VALUE
                                             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------------- --------------------------- ---------------------------
                                       2011         2010          2011          2010          2011          2010
                                  ------------ ------------ ------------- ------------- ------------- -------------
Units beginning of year           1,177,416      899,578    11,836,616    13,193,447     8,400,066     9,382,903
Units issued and transferred
  from other funding options        356,503      660,950       797,628       903,845       669,545     1,333,348
Units redeemed and transferred to
  other funding options            (571,183)    (383,112)   (2,294,586)   (2,260,676)   (1,602,411)   (2,316,185)
                                  ------------ ------------ ------------- ------------- ------------- -------------
Units end of year                   962,736    1,177,416    10,339,658    11,836,616     7,467,200     8,400,066
                                  ============ ============ ============= ============= ============= =============

                                  MIST MET/FRANKLIN TEMPLETON        MIST MET/TEMPLETON    MIST MET/TEMPLETON
                                            FOUNDING STRATEGY                    GROWTH    INTERNATIONAL BOND
                                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------------ ------------------------- ---------------------
                                        2011             2010         2011         2010       2011       2010
                                  ------------- ---------------- ------------ ------------ ---------- ----------
Units beginning of year           17,030,051       15,445,257    1,376,347    1,004,927    169,000     18,597
Units issued and transferred
  from other funding options       2,590,402        3,520,240    1,621,584      549,964    283,191    198,593
Units redeemed and transferred to
  other funding options           (2,773,594)      (1,935,446)    (389,656)    (178,544)   (99,227)   (48,190)
                                  ------------- ---------------- ------------ ------------ ---------- ----------
Units end of year                 16,846,859       17,030,051    2,608,275    1,376,347    352,964    169,000
                                  ============= ================ ============ ============ ========== ==========

                                             MIST METLIFE              MIST METLIFE           MIST MFS EMERGING
                                          GROWTH STRATEGY         MODERATE STRATEGY              MARKETS EQUITY
                                              SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------------ ---------------------------- ---------------------------
                                         2011         2010          2011       2010          2011          2010
                                  ----------- ------------ -------------- ------------- ------------- -------------
Units beginning of year           137,947,035  146,128,352   69,016,105    61,993,623     5,557,697     5,035,625
Units issued and transferred
  from other funding options        8,204,094    8,850,383   16,882,016    16,550,090     2,051,806     2,186,080
Units redeemed and transferred to
  other funding options           (18,181,646) (17,031,700) (11,499,944)   (9,527,608)   (2,527,264)   (1,664,008)
                                  ----------- ------------ -------------- ------------- ------------- -------------
Units end of year                 127,969,483  137,947,035   74,398,177    69,016,105     5,082,239     5,557,697
                                  =========== ============ ============== ============= ============= =============

                                      MIST PIMCO INFLATION
                                            PROTECTED BOND     MIST PIMCO TOTAL RETURN           MIST PIONEER FUND
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2011          2010          2011          2010          2011          2010
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            7,113,170     6,189,735    30,861,530    29,925,971     6,459,343     7,155,477
Units issued and transferred
  from other funding options       2,538,795     2,275,957     9,242,799     8,721,929       545,923       348,278
Units redeemed and transferred to
  other funding options           (2,125,457)   (1,352,522)   (7,250,531)   (7,786,370)   (1,055,271)   (1,044,412)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                  7,526,508     7,113,170    32,853,798    30,861,530     5,949,995     6,459,343
                                  ============= ============= ============= ============= ============= =============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.

                          MIST MET/
          MIST MET/        FRANKLIN
        EATON VANCE    LOW DURATION            MIST MET/FRANKLIN
      FLOATING RATE    TOTAL RETURN                MUTUAL SHARES
        SUB-ACCOUNT     SUB-ACCOUNT                  SUB-ACCOUNT
---------------------- --------------- ---------------------------
    2011    2010 (a)        2011 (b)          2011          2010
----------- ---------- --------------- ------------- -------------
  80,368         --              --     10,810,938     7,563,677
 369,174     85,480       1,297,970      3,571,571     4,048,937
(235,765)    (5,112)       (191,434)    (1,708,817)     (801,676)
----------- ---------- --------------- ------------- -------------
 213,777     80,368       1,106,536     12,673,692    10,810,938
=========== ========== =============== ============= =============

            MIST METLIFE              MIST METLIFE                  MIST METLIFE
     AGGRESSIVE STRATEGY         BALANCED STRATEGY            DEFENSIVE STRATEGY
             SUB-ACCOUNT               SUB-ACCOUNT                   SUB-ACCOUNT
------------------------ -------------------------- -----------------------------
      2011          2010        2011        2010            2011           2010
------------- ---------- ------------ ------------- --------------- -------------
17,260,094    18,139,859  193,332,452  174,627,957    31,892,038     28,585,107
 1,393,746     1,389,894   39,392,096   37,630,687    11,652,684     12,487,052
(2,878,514)   (2,269,659) (24,803,850) (18,926,192)  (10,004,811)    (9,180,121)
------------- ---------- ------------ ------------- --------------- -------------
15,775,326    17,260,094  207,920,698  193,332,452    33,539,911     31,892,038
============= ========== ============ ============= =============== =============

         MIST MFS RESEARCH        MIST MORGAN STANLEY            MIST OPPENHEIMER
             INTERNATIONAL             MID CAP GROWTH        CAPITAL APPRECIATION
               SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- -------------------------- ---------------------------
      2011          2010          2011           2010          2011          2010
------------- ------------- ------------- ------------ ------------- -------------
 9,354,056     9,683,890     4,818,910      4,839,057    10,299,970    11,409,698
 1,167,189     1,283,022       841,220        713,654       506,620       655,627
(1,493,028)   (1,612,856)   (1,000,209)      (733,801)   (1,735,573)   (1,765,355)
------------- ------------- ------------- ------------ ------------- -------------
 9,028,217     9,354,056     4,659,921      4,818,910     9,071,017    10,299,970
============= ============= ============= ============ ============= =============

       MIST PIONEER               MIST RAINIER
   STRATEGIC INCOME           LARGE CAP EQUITY         MIST RCM TECHNOLOGY
        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
---------------------- -------------------------- ---------------------------
    2011       2010          2011         2010          2011          2010
----------- ---------- ------------- ------------ ------------- -------------
 420,179    243,858     1,565,166      723,558     2,029,711     2,129,052
 326,403    228,850     2,037,889    1,217,236     1,211,495     1,554,506
(136,475)   (52,529)   (2,831,794)    (375,628)   (1,461,480)   (1,653,847)
----------- ---------- ------------- ------------ ------------- -------------
 610,107    420,179       771,261    1,565,166     1,779,726     2,029,711
=========== ========== ============= ============ ============= =============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                 MIST SSGA                 MIST SSGA          MIST T. ROWE PRICE
                                     GROWTH AND INCOME ETF                GROWTH ETF             LARGE CAP VALUE
                                               SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- ------------------------- ---------------------------
                                        2011          2010         2011         2010          2011          2010
                                  ------------- ------------- ------------ ------------ ------------- -------------
Units beginning of year           10,621,952     7,874,421    4,136,142    3,535,741    14,134,367    15,593,590
Units issued and transferred
  from other funding options       3,557,899     3,746,793    1,068,402    1,230,189       973,904       716,153
Units redeemed and transferred to
  other funding options           (1,455,521)     (999,262)    (790,394)    (629,788)   (2,585,670)   (2,175,376)
                                  ------------- ------------- ------------ ------------ ------------- -------------
Units end of year                 12,724,330    10,621,952    4,414,150    4,136,142    12,522,601    14,134,367
                                  ============= ============= ============ ============ ============= =============

                                           MIST VAN KAMPEN               MSF ARTIO    MSF BARCLAYS CAPITAL
                                                  COMSTOCK     INTERNATIONAL STOCK    AGGREGATE BOND INDEX
                                               SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------------------- ----------------------- -----------------------
                                        2011          2010         2011       2010       2011         2010
                                  ------------- ------------- ------------ ---------- ---------- ------------
Units beginning of year            9,660,454     9,148,538      457,537    483,148    133,054      100,819
Units issued and transferred
  from other funding options       1,574,741     1,757,180       48,868     58,013     96,126      137,619
Units redeemed and transferred to
  other funding options           (1,655,915)   (1,245,264)     (76,404)   (83,624)   (53,463)    (105,384)
                                  ------------- ------------- ------------ ---------- ---------- ------------
Units end of year                  9,579,280     9,660,454      430,001    457,537    175,717      133,054
                                  ============= ============= ============ ========== ========== ============

                                         MSF DAVIS VENTURE              MSF JENNISON         MSF LOOMIS SAYLES
                                                     VALUE                    GROWTH          SMALL CAP GROWTH
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- ------------------------- -------------------------
                                        2011          2010         2011         2010         2011         2010
                                  ------------- ------------- ------------ ------------ ------------ ------------
Units beginning of year           16,224,420    17,270,503    4,903,257    5,323,714    1,509,481    1,686,737
Units issued and transferred
  from other funding options       1,210,369     1,418,690      404,508      420,382      176,902      130,270
Units redeemed and transferred to
  other funding options           (3,108,445)   (2,464,773)    (962,121)    (840,839)    (322,298)    (307,526)
                                  ------------- ------------- ------------ ------------ ------------ ------------
Units end of year                 14,326,344    16,224,420    4,345,644    4,903,257    1,364,085    1,509,481
                                  ============= ============= ============ ============ ============ ============

                                             MSF METLIFE                                             MSF MFS
                                             STOCK INDEX      MSF MFS TOTAL RETURN                     VALUE
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2011         2010         2011         2010         2011         2010
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           2,900,545    3,098,322    3,364,172    3,547,041    1,862,563      962,018
Units issued and transferred
  from other funding options        524,546      670,658      308,829      412,886    1,232,998    1,050,362
Units redeemed and transferred to
  other funding options            (569,326)    (868,435)    (564,668)    (595,755)    (398,768)    (149,817)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 2,855,765    2,900,545    3,108,333    3,364,172    2,696,793    1,862,563
                                  ============ ============ ============ ============ ============ ============

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.

      MIST T. ROWE PRICE          MIST THIRD AVENUE              MIST TURNER
          MID CAP GROWTH            SMALL CAP VALUE           MID CAP GROWTH
             SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- -------------------------- ------------------------
      2011          2010          2011         2010        2011         2010
------------- ------------- ------------- ------------ ----------- ------------
 8,396,880     9,444,336     3,834,160    3,942,016     843,568    1,004,871
   715,727       628,943       650,422      620,786     120,362      110,973
(2,140,387)   (1,676,399)   (1,266,210)    (728,642)   (214,276)    (272,276)
------------- ------------- ------------- ------------ ----------- ------------
 6,972,220     8,396,880     3,218,372    3,834,160     749,654      843,568
============= ============= ============= ============ =========== ============

         MSF BLACKROCK      MSF BLACKROCK LEGACY             MSF BLACKROCK
           BOND INCOME          LARGE CAP GROWTH              MONEY MARKET
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- ---------------------------
     2011         2010         2011         2010        2011           2010
------------ ------------ ------------ --------- ------------ --------------
1,330,597    1,093,871    3,626,675    4,337,851   12,146,399    16,896,220
  411,617      432,790      360,493      112,346   12,964,049     8,099,016
 (305,148)    (196,064)    (800,341)    (823,522) (12,387,986)  (12,848,837)
------------ ------------ ------------ --------- ------------ --------------
1,437,066    1,330,597    3,186,827    3,626,675   12,722,462    12,146,399
============ ============ ============ ========= ============ ==============

                          MSF MET/DIMENSIONAL
       MSF MET/ARTISAN          INTERNATIONAL            MSF METLIFE
         MID CAP VALUE          SMALL COMPANY    MID CAP STOCK INDEX
           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------- ---------------------- ----------------------
     2011         2010       2011        2010       2011        2010
------------ ------------ ---------- ----------- ---------- -----------
3,104,102    3,600,989    128,511      83,514     59,087      39,029
  120,599      109,300    122,187      80,327     99,920      57,656
 (492,648)    (606,187)   (85,683)    (35,330)   (30,678)    (37,598)
------------ ------------ ---------- ----------- ---------- -----------
2,732,053    3,104,102    165,015     128,511    128,329      59,087
============ ============ ========== =========== ========== ===========

MSF MORGAN STANLEY         MSF NEUBERGER           MSF OPPENHEIMER
        EAFE INDEX        BERMAN GENESIS             GLOBAL EQUITY
       SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
--------------------- --------------------- -------------------------
   2011       2010       2011       2010         2011         2010
---------- ---------- ---------- ---------- ------------ ------------
 52,435     40,712    118,405    122,821    1,132,139    1,009,176
 56,169     64,122     13,862     19,822      251,611      300,668
(39,470)   (52,399)   (35,556)   (24,238)    (236,713)    (177,705)
---------- ---------- ---------- ---------- ------------ ------------
 69,134     52,435     96,711    118,405    1,147,037    1,132,139
========== ========== ========== ========== ============ ============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                 MSF T. ROWE PRICE       MSF T. ROWE PRICE
                                  MSF RUSSELL 2000 INDEX          LARGE CAP GROWTH        SMALL CAP GROWTH
                                             SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------------- ------------------------- -----------------------
                                     2011           2010         2011         2010        2011        2010
                                  ---------- -------------- ------------ ------------ ----------- -----------
Units beginning of year            53,368         35,011    3,645,167    4,174,670     606,868     642,589
Units issued and transferred
  from other funding options       89,593        108,101      162,640      239,031      61,083      79,775
Units redeemed and transferred to
  other funding options           (49,612)       (89,744)    (646,419)    (768,534)   (113,910)   (115,496)
                                  ---------- -------------- ------------ ------------ ----------- -----------
Units end of year                  93,349         53,368    3,161,388    3,645,167     554,041     606,868
                                  ========== ============== ============ ============ =========== ===========

                                             PIMCO VIT               PIMCO VIT                 PUTNAM VT
                                            HIGH YIELD            LOW DURATION             EQUITY INCOME
                                           SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------- ----------------------- -------------------------
                                      2011        2010        2011        2010         2011         2010
                                  ----------- ----------- ----------- ----------- ------------ ------------
Units beginning of year            775,054     785,381     881,366     866,665    1,782,492    2,012,929
Units issued and transferred
  from other funding options        67,873     112,061     269,937     225,632       27,927       23,714
Units redeemed and transferred to
  other funding options           (402,421)   (122,388)   (348,293)   (210,931)    (267,684)    (254,151)
                                  ----------- ----------- ----------- ----------- ------------ ------------
Units end of year                  440,506     775,054     803,010     881,366    1,542,735    1,782,492
                                  =========== =========== =========== =========== ============ ============

                                                        RUSSELL                  RUSSELL                RUSSELL
                                  GLOBAL REAL ESTATE SECURITIES       MULTI-STYLE EQUITY               NON-U.S.
                                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------------------------- ------------------------ ----------------------
                                     2011                  2010        2011         2010        2011       2010
                                  ---------- --------------------- ----------- ------------ ----------- ----------
Units beginning of year            48,366                62,444     915,101    1,105,777     356,011    428,978
Units issued and transferred
  from other funding options        3,303                   934      46,977       27,986      21,935     19,494
Units redeemed and transferred to
  other funding options           (10,265)              (15,012)   (234,112)    (218,662)    (86,339)   (92,461)
                                  ---------- --------------------- ----------- ------------ ----------- ----------
Units end of year                  41,404                48,366     727,966      915,101     291,607    356,011
                                  ========== ===================== =========== ============ =========== ==========

(a) For the period May 3, 2010 to December 31, 2010.

(b) For the period May 2, 2011 to December 31, 2011.

(c) For the period September 27, 2010 to December 31, 2010.

                                        MSF WESTERN       MSF WESTERN ASSET
 MSF VAN ECK GLOBAL                ASSET MANAGEMENT              MANAGEMENT
  NATURAL RESOURCES    STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
        SUB-ACCOUNT                     SUB-ACCOUNT             SUB-ACCOUNT
---------------------- ------------------------------- -----------------------
    2011       2010       2011                 2010        2011        2010
----------- ---------- ---------- -------------------- ----------- -----------
 117,778     26,708    224,535              257,500     770,956     808,057
 299,091    131,299    295,115               26,192     300,367     237,674
(130,364)   (40,229)   (50,588)             (59,157)   (298,157)   (274,775)
----------- ---------- ---------- -------------------- ----------- -----------
 286,505    117,778    469,062              224,535     773,166     770,956
=========== ========== ========== ==================== =========== ===========

         PUTNAM VT               RUSSELL                 RUSSELL
  MULTI-CAP GROWTH     AGGRESSIVE EQUITY               CORE BOND
       SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------- --------------------- -----------------------
   2011    2010 (c)      2011       2010        2011        2010
---------- ---------- ---------- ---------- ----------- -----------
187,842         --    184,010    224,440     649,949     741,772
 35,116    194,867     12,807      7,844      28,380      50,156
(46,724)    (7,025)   (54,539)   (48,274)   (127,998)   (141,979)
---------- ---------- ---------- ---------- ----------- -----------
176,234    187,842    142,278    184,010     550,331     649,949
========== ========== ========== ========== =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund for the respective stated periods in the five years ended December 31, 2011:

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ----------- ------------- ----------- -------------------
American Funds Global        2011 3,568,963     23.00 - 27.23  95,488,976          1.41 0.75 - 1.90  (10.60) - (9.56)
  Growth Sub-Account         2010 3,003,389     25.73 - 30.11  88,905,025          1.61 0.75 - 1.90     9.64 - 10.91
                             2009 2,316,571     23.47 - 27.15  61,956,827          1.69 0.75 - 1.90    39.62 - 41.24
                             2008 1,196,083     16.81 - 19.22  22,597,668          3.06 0.75 - 1.90 (39.53) - (38.85)
                             2007   350,172     27.80 - 31.43  10,691,634          3.93 0.75 - 1.90    12.64 - 13.96
American Funds Global Small  2011   874,335     23.15 - 27.10  23,246,445          1.32 0.75 - 1.90 (20.66) - (19.75)
  Capitalization Sub-Account 2010   629,226     29.19 - 33.77  20,866,196          1.78 0.75 - 1.90    20.11 - 21.50
  (Commenced 4/28/2008)      2009   467,145     24.30 - 27.79  12,780,124          0.36 0.75 - 1.90    58.26 - 60.09
                             2008   185,100     15.77 - 17.36   3,175,883            -- 0.75 - 1.65 (49.46) - (49.15)
American Funds Growth        2011   675,749   128.88 - 177.66 115,994,216          0.64 0.75 - 1.90   (6.08) - (4.99)
  Sub-Account                2010   592,460   137.22 - 186.99 107,174,849          0.78 0.75 - 1.90    16.45 - 17.79
  (Commenced 4/28/2008)      2009   464,628   117.84 - 158.75  71,786,632          0.83 0.75 - 1.90    36.79 - 38.37
                             2008   128,846    89.43 - 114.72  14,403,456          2.28 0.75 - 1.75 (42.31) - (41.92)
DWS Government & Agency      2011    44,817     17.19 - 17.95     801,100          4.42 1.40 - 1.80      5.55 - 5.97
  Securities Sub-Account     2010    52,265     16.29 - 16.94     880,629          4.83 1.40 - 1.80      4.71 - 5.13
                             2009    57,534     15.56 - 16.11     922,516          4.59 1.40 - 1.80      6.16 - 6.58
                             2008    65,564     14.65 - 15.11     986,993          4.67 1.40 - 1.80      3.02 - 3.42
                             2007    84,293     14.22 - 14.61   1,227,432          5.26 1.40 - 1.80      4.02 - 4.51
Fidelity VIP Equity-Income   2011   302,862     12.25 - 53.66   4,481,906          2.34 1.30 - 1.90   (1.24) - (0.42)
  Sub-Account                2010   316,838     12.39 - 54.00   4,614,949          1.56 1.30 - 1.90    12.75 - 13.55
                             2009   373,302     10.98 - 47.61   4,805,353          2.05 1.30 - 1.90    27.44 - 28.40
                             2008   405,578      8.61 - 37.13   3,979,860          2.07 1.30 - 1.90 (43.80) - (43.56)
                             2007   534,234     15.32 - 65.79   9,351,802          1.62 1.30 - 1.90   (0.58) - (0.03)
Fidelity VIP Growth          2011     9,765       9.26 - 9.31      90,395          0.16        1.40             0.88
  Opportunities Sub-Account  2010    11,887       9.18 - 9.23     109,119          0.17        1.40    22.01 - 22.02
                             2009    19,375       7.52 - 7.56     145,775          0.45        1.40    43.83 - 43.84
                             2008    21,872       5.23 - 5.26     114,407          0.46        1.40 (55.65) - (55.64)
                             2007    18,156     11.79 - 11.86     214,146            --        1.40    21.42 - 21.52
FTVIPT Templeton Foreign     2011 1,900,147     11.59 - 29.42  26,237,200          1.77 0.85 - 1.90 (12.32) - (11.20)
  Securities Sub-Account     2010 2,172,428     13.20 - 33.35  33,779,312          1.93 0.85 - 1.90      6.37 - 7.76
                             2009 2,349,812     12.40 - 31.17  34,089,823          3.41 0.85 - 1.90    34.47 - 36.18
                             2008 2,562,516      9.21 - 23.04  27,442,793          2.43 0.85 - 1.90 (41.45) - (41.15)
                             2007 3,066,952     15.73 - 39.15  55,359,465          1.92 0.85 - 1.90     5.13 - 13.99
Invesco V.I. International   2011   353,287     10.90 - 24.06   6,118,917          1.38 0.85 - 1.90   (8.74) - (7.53)
  Growth Sub-Account         2010   414,083     11.79 - 26.20   7,768,778          1.97 0.85 - 1.90    10.49 - 11.91
                             2009   461,755     10.54 - 23.57   7,800,513          1.43 0.85 - 1.90    32.37 - 34.11
                             2008   522,812      7.86 - 17.70   6,611,909          0.45 0.85 - 1.90 (41.29) - (40.86)
                             2007   698,903     13.29 - 30.15  14,979,874          0.39 0.85 - 1.90    12.92 - 13.69

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MIST American Funds Balanced 2011 23,015,262       9.25 - 9.58 218,152,622          1.29 1.30 - 2.25   (4.29) - (3.40)
  Allocation Sub-Account     2010 23,898,755       9.67 - 9.92 235,131,655          1.15 1.30 - 2.25     9.67 - 10.72
  (Commenced 4/28/2008)      2009 22,597,437       8.81 - 8.96 201,424,344            -- 1.30 - 2.25    26.44 - 27.65
                             2008 11,983,365       6.97 - 7.02  83,902,184          6.73 1.30 - 2.20 (30.35) - (29.86)
MIST American Funds Bond     2011  1,642,766     10.47 - 10.84  17,623,360          2.22 1.30 - 2.25      3.44 - 4.42
  Sub-Account                2010  1,767,528     10.12 - 10.38  18,209,023          1.91 1.30 - 2.25      3.74 - 4.73
  (Commenced 4/28/2008)      2009  1,763,742       9.76 - 9.92  17,394,037            -- 1.30 - 2.25     9.63 - 10.67
                             2008    592,698       8.90 - 8.96   5,299,000          9.75 1.30 - 2.20 (11.33) - (10.74)
MIST American Funds Growth   2011 23,752,669       8.53 - 8.87 208,535,138          1.11 1.30 - 2.35   (6.95) - (5.96)
  Allocation Sub-Account     2010 24,332,553       9.17 - 9.43 227,823,049          0.88 1.30 - 2.35    10.86 - 12.02
  (Commenced 4/28/2008)      2009 23,471,136       8.29 - 8.42 196,705,615            -- 1.30 - 2.20    31.11 - 32.31
                             2008 14,440,596       6.32 - 6.36  91,710,588          7.03 1.30 - 2.20 (36.78) - (36.39)
MIST American Funds Growth   2011  2,895,296       8.39 - 8.69  24,917,298          0.36 1.30 - 2.25   (6.71) - (5.83)
  Sub-Account                2010  3,139,868       9.00 - 9.23  28,767,917          0.24 1.30 - 2.25    15.69 - 16.79
  (Commenced 4/28/2008)      2009  3,506,399       7.78 - 7.90  27,597,870            -- 1.30 - 2.25    35.80 - 37.09
                             2008  1,497,798       5.73 - 5.76   8,616,099          6.86 1.30 - 2.15 (42.63) - (42.33)
MIST American Funds          2011  1,727,297       7.32 - 7.61  13,014,763          1.50 1.30 - 2.35 (16.27) - (15.38)
  International Sub-Account  2010  1,931,131       8.75 - 9.00  17,238,298          0.83 1.30 - 2.35      4.42 - 5.51
  (Commenced 4/28/2008)      2009  1,794,269       8.40 - 8.53  15,224,548            -- 1.30 - 2.20    39.44 - 40.72
                             2008    935,627       6.02 - 6.06   5,658,082         11.67 1.30 - 2.15 (40.33) - (39.93)
MIST American Funds Moderate 2011 13,006,670      9.72 - 10.05 129,356,533          1.58 1.30 - 2.20   (1.99) - (1.10)
  Allocation Sub-Account     2010 13,667,445      9.92 - 10.16 137,833,796          1.57 1.30 - 2.20      7.52 - 8.50
  (Commenced 4/28/2008)      2009 13,452,576       9.23 - 9.37 125,390,131            -- 1.30 - 2.20    20.71 - 21.79
                             2008  6,585,179       7.64 - 7.69  50,537,984          7.53 1.30 - 2.20 (23.73) - (23.24)
MIST BlackRock High Yield    2011    600,616     18.54 - 23.15  12,434,639          6.61 0.75 - 2.20      0.12 - 1.58
  Sub-Account                2010    730,796     18.51 - 22.79  14,888,941          3.63 0.75 - 2.20    13.26 - 14.91
  (Commenced 4/28/2008)      2009    517,570     16.35 - 19.84   9,210,269          4.10 0.75 - 2.20    29.21 - 44.75
                             2008     58,901     11.75 - 12.73     717,110            -- 1.30 - 1.95 (25.48) - (25.16)
MIST BlackRock Large Cap     2011    526,928      8.66 - 10.15   5,254,597          0.81 0.75 - 1.90   (1.71) - (0.58)
  Core Sub-Account           2010    264,061      8.81 - 10.21   2,642,554          0.86 0.75 - 1.90    10.25 - 11.53
  (Commenced 5/4/2009)       2009     85,136       7.99 - 9.15     768,673            -- 0.75 - 1.90    22.54 - 23.49
MIST Clarion Global Real     2011  2,528,243     12.34 - 19.66  34,277,327          3.90 0.75 - 2.35   (7.78) - (6.29)
  Estate Sub-Account         2010  2,647,883     13.39 - 21.05  38,697,331          8.38 0.75 - 2.35    13.41 - 15.23
                             2009  2,963,807     11.80 - 18.36  37,898,569          3.27 0.75 - 2.35    31.61 - 33.73
                             2008  3,017,825      8.97 - 13.78  29,173,555          1.77 0.75 - 2.35 (43.01) - (42.37)
                             2007  3,287,188     15.74 - 23.91  55,513,786          0.92 1.30 - 2.35 (17.03) - (15.99)
MIST Dreman Small Cap Value  2011    530,589     12.57 - 13.57   7,126,054          1.47 0.75 - 1.90 (12.05) - (11.03)
  Sub-Account                2010    396,464     14.29 - 15.25   5,987,971          0.69 0.75 - 1.90    17.01 - 18.35
  (Commenced 4/28/2008)      2009    296,874     12.21 - 12.89   3,801,580          0.66 0.75 - 1.90    26.34 - 27.81
                             2008     79,596      9.75 - 10.08     798,756            -- 0.75 - 1.65 (26.01) - (24.31)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MIST Goldman Sachs Mid Cap   2011  1,161,737     13.34 - 14.45  16,271,354          0.50 1.30 - 2.35   (8.46) - (7.50)
  Value Sub-Account          2010  1,280,385     14.57 - 15.63  19,465,973          1.02 1.30 - 2.35    21.35 - 22.63
                             2009  1,482,733     12.01 - 12.74  18,467,822          1.23 1.30 - 2.35    29.24 - 30.59
                             2008  1,740,044       9.29 - 9.76  16,667,850          0.79 1.30 - 2.35 (37.57) - (36.91)
                             2007  2,337,423     14.88 - 15.47  35,621,417          0.50 1.30 - 2.35      0.32 - 0.68
MIST Harris Oakmark          2011  3,341,029     15.46 - 17.02  54,661,488            -- 1.30 - 2.35 (16.24) - (15.36)
  International Sub-Account  2010  3,663,046     18.45 - 20.10  71,132,973          1.96 1.30 - 2.35    13.71 - 14.91
                             2009  4,066,421     16.20 - 17.50  69,004,535          8.00 1.30 - 2.35    51.46 - 53.06
                             2008  4,450,252     10.69 - 11.43  49,536,167          1.65 1.30 - 2.35 (42.18) - (41.65)
                             2007  5,352,399     18.49 - 19.59 102,515,741          0.82 1.30 - 2.35   (3.35) - (2.39)
MIST Invesco Small Cap       2011  3,190,859      8.98 - 15.65  46,716,193            -- 1.30 - 2.35   (3.37) - (2.22)
  Growth Sub-Account         2010  3,675,683      9.19 - 16.03  55,371,461            -- 1.30 - 2.35    23.26 - 24.72
                             2009  4,320,755      7.37 - 12.87  52,644,910            -- 1.30 - 2.35    30.70 - 32.33
                             2008  4,467,675       5.57 - 9.74  41,224,858            -- 1.30 - 2.35 (39.54) - (39.46)
                             2007  5,114,915      9.20 - 16.11  78,214,603            -- 1.30 - 2.35      9.67 - 9.92
MIST Janus Forty Sub-Account 2011      6,927   120.34 - 146.05     924,910          1.56 1.30 - 1.95   (9.33) - (8.74)
  (Commenced 5/3/2010)       2010      2,977   128.95 - 160.04     438,631            -- 1.30 - 2.05      3.41 - 3.94
MIST Lazard Mid Cap          2011  3,102,718     13.35 - 15.77  44,861,730          0.80 0.75 - 2.35   (7.47) - (5.94)
  Sub-Account                2010  3,272,897     14.41 - 16.77  50,499,503          0.95 0.75 - 2.35    20.00 - 22.22
                             2009  3,546,544     12.00 - 13.72  45,027,303          1.26 0.75 - 2.35    33.58 - 35.98
                             2008  3,701,818      8.97 - 10.09  34,752,509          1.14 0.75 - 2.35 (39.68) - (38.66)
                             2007  4,161,801     14.87 - 16.45  64,124,977          0.21 0.75 - 2.35    (4.92) - 0.24
MIST Legg Mason ClearBridge  2011  9,600,857      6.43 - 10.78  74,857,416          0.01 0.75 - 2.35    (3.63) - 2.12
  Aggressive Growth          2010  8,476,052      6.97 - 10.56  65,664,571          0.01 1.30 - 2.35    20.92 - 22.32
  Sub-Account                2009  9,606,073       5.76 - 8.63  61,074,016          0.02 1.30 - 2.35    29.87 - 31.60
                             2008 10,488,614       4.43 - 6.56  50,957,029            -- 1.30 - 2.35 (40.46) - (39.82)
                             2007 11,946,041      7.44 - 10.90  96,830,082          0.04 1.30 - 2.35      0.00 - 1.21
MIST Loomis Sayles Global    2011    962,736     12.01 - 12.74  12,022,681          2.49 1.30 - 2.35   (3.77) - (2.75)
  Markets Sub-Account        2010  1,177,416     12.48 - 13.10  15,232,698          3.24 1.30 - 2.35    19.18 - 20.43
                             2009    899,578     10.47 - 10.88   9,662,261          2.06 1.30 - 2.35    37.54 - 39.00
                             2008    825,508       7.61 - 7.83   6,398,758          4.84 1.30 - 2.35 (40.69) - (40.05)
                             2007  1,117,036     12.83 - 13.06  14,427,765            -- 1.30 - 2.35    24.93 - 26.18
MIST Lord Abbett Bond        2011 10,339,658     19.01 - 26.46 254,363,555          6.07 0.75 - 2.35      2.04 - 3.94
  Debenture Sub-Account      2010 11,836,616     16.94 - 25.52 281,708,830          6.32 0.75 - 2.35    10.34 - 12.22
                             2009 13,193,447     15.20 - 22.76 280,934,170          7.43 0.75 - 2.35    33.60 - 35.96
                             2008 14,022,797     11.27 - 16.77 220,576,786          4.34 0.75 - 2.35 (19.73) - (19.18)
                             2007 16,703,725     14.04 - 20.75 326,356,748          5.12 0.75 - 2.35      5.01 - 5.71
MIST Lord Abbett Mid Cap     2011  7,467,200     21.85 - 26.72 188,118,964          0.57 0.75 - 2.15   (5.75) - (4.28)
  Value Sub-Account          2010  8,400,066     23.50 - 27.96 221,952,624          0.64 0.75 - 2.05    22.98 - 24.78
                             2009  9,382,903     19.10 - 22.44 199,636,901          2.21 0.75 - 2.05    23.96 - 25.79
                             2008  9,920,843     15.59 - 17.87 168,788,065          0.62 0.75 - 1.95 (40.27) - (39.22)
                             2007 11,500,075     26.10 - 29.40 323,520,139          0.67 0.75 - 1.90   (1.29) - (0.17)
MIST Met/Eaton Vance         2011    213,777     10.15 - 10.30   2,191,750          2.21 1.30 - 2.20    (0.16) - 0.69
  Floating Rate Sub-Account  2010     80,368     10.17 - 10.23     819,953            -- 1.30 - 2.15      1.71 - 2.30
  (Commenced 5/3/2010)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ----------- ------------- ------------- ------------- ----------- -------------------
MIST Met/Franklin Low       2011   1,106,536   9.72 - 9.81    10,825,502            -- 0.75 - 2.05   (2.63) - (1.79)
  Duration Total Return
  Sub-Account
  (Commenced 5/2/2011)
MIST Met/Franklin Mutual    2011  12,673,692   8.46 - 8.94   112,391,750          2.77 0.75 - 2.25   (2.75) - (1.28)
  Shares Sub-Account        2010  10,810,938   8.70 - 9.06    97,287,113            -- 0.75 - 2.25     8.55 - 10.18
  (Commenced 4/28/2008)     2009   7,563,677   8.01 - 8.22    61,898,072            -- 0.75 - 2.25    22.10 - 23.95
                            2008   1,891,505   6.57 - 6.63    12,517,180          6.17 0.75 - 2.05 (34.29) - (33.69)
MIST Met/Franklin Templeton 2011  16,846,859   9.10 - 9.60   159,648,015          1.71 0.75 - 2.20   (3.90) - (2.49)
  Founding Strategy         2010  17,030,051   9.47 - 9.85   166,052,572            -- 0.75 - 2.20      7.66 - 9.22
  Sub-Account               2009  15,445,257   8.80 - 9.02   138,383,715            -- 0.75 - 2.20    25.75 - 27.60
  (Commenced 4/28/2008)     2008   7,133,612   6.99 - 7.07    50,236,249          3.69 0.75 - 2.20 (30.08) - (29.29)
MIST Met/Templeton Growth   2011   2,608,275  8.22 - 15.77    22,462,217          0.86 0.75 - 1.90   (8.65) - (7.38)
  Sub-Account               2010   1,376,347   9.00 - 9.28    12,725,815          1.07 0.75 - 1.90      5.63 - 6.85
  (Commenced 4/28/2008)     2009   1,004,927   8.52 - 8.69     8,707,599          0.02 0.75 - 1.90    30.12 - 31.63
                            2008     355,286   6.56 - 6.60     2,341,967          1.00 0.75 - 1.65 (34.39) - (33.99)
MIST Met/Templeton          2011     352,964 11.86 - 12.20     4,276,366          6.06 0.75 - 1.80   (2.10) - (1.07)
  International Bond        2010     169,000 12.12 - 12.33     2,069,263          0.37 0.75 - 1.80     4.20 - 12.08
  Sub-Account               2009      18,597 10.88 - 10.90       202,561            -- 1.30 - 1.60      8.80 - 9.00
  (Commenced 5/4/2009)
MIST MetLife Aggressive     2011  15,775,326  9.09 - 11.30   168,280,842          1.12 0.75 - 2.35   (7.96) - (6.47)
  Strategy Sub-Account      2010  17,260,094  9.78 - 12.08   198,100,052          1.21 0.75 - 2.35    13.80 - 15.63
                            2009  18,139,859  8.52 - 10.45   181,304,081            -- 0.75 - 2.35    29.56 - 31.65
                            2008  20,155,167   6.51 - 7.93   154,286,175          3.21 0.75 - 2.35 (49.30) - (41.30)
                            2007  10,317,659 12.84 - 13.51   135,143,577          1.32 0.75 - 2.35      0.47 - 2.12
MIST MetLife Balanced       2011 207,920,698  9.95 - 12.12 2,431,515,757          1.56 0.75 - 2.35   (3.98) - (2.44)
  Strategy Sub-Account      2010 193,332,452 10.27 - 12.42 2,318,147,547          2.08 0.75 - 2.35    10.96 - 12.74
                            2009 174,627,957  9.17 - 11.02 1,859,813,329            -- 0.75 - 2.35    25.35 - 27.39
                            2008 147,575,188   7.24 - 8.65 1,235,764,079          4.74 0.75 - 2.35 (40.51) - (32.42)
                            2007 108,579,992 12.17 - 12.80 1,351,960,548          1.63 0.75 - 2.35      2.44 - 4.07
MIST MetLife Defensive      2011  33,539,911 11.33 - 12.71   405,417,433          2.22 0.75 - 2.35    (0.59) - 1.02
  Strategy Sub-Account      2010  31,892,038 11.40 - 12.58   383,256,299          3.15 0.75 - 2.35     8.32 - 10.07
                            2009  28,585,107 10.52 - 11.43   313,812,189          2.86 0.75 - 2.35    20.05 - 22.00
                            2008  20,521,525   8.77 - 9.37   185,501,306          1.37 0.75 - 2.35 (22.46) - (21.26)
                            2007  13,466,221 11.31 - 11.90   155,633,594          1.80 0.75 - 2.35      3.48 - 5.12
MIST MetLife Growth         2011 127,969,483  9.40 - 11.73 1,424,650,304          1.54 0.75 - 2.35   (6.10) - (4.59)
  Strategy Sub-Account      2010 137,947,035  9.92 - 12.30 1,619,862,396          1.72 0.75 - 2.35    12.81 - 14.62
                            2009 146,128,352  8.71 - 10.73 1,507,800,031            -- 0.75 - 2.35    27.08 - 29.13
                            2008 144,681,997   6.79 - 8.31 1,162,467,001          3.45 0.75 - 2.35 (46.99) - (38.31)
                            2007 113,819,021 12.81 - 13.47 1,490,758,177          1.14 0.75 - 2.35      2.23 - 3.86
MIST MetLife Moderate       2011  74,398,177 11.18 - 12.54   896,942,380          1.80 0.75 - 2.35   (2.43) - (0.86)
  Strategy Sub-Account      2010  69,016,105 11.46 - 12.65   840,358,813          2.53 0.75 - 2.35     9.79 - 11.55
                            2009  61,993,623 10.44 - 11.34   677,808,153          3.26 0.75 - 2.35    23.16 - 25.14
                            2008  48,839,803   8.48 - 9.06   427,462,530          1.76 0.75 - 2.35 (28.07) - (26.99)
                            2007  42,566,117 11.79 - 12.41   513,086,976          1.92 0.75 - 2.35      3.69 - 5.44

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MIST MFS Emerging Markets    2011  5,082,239      9.55 - 18.02  52,679,213          1.48 0.75 - 2.35 (20.59) - (19.31)
  Equity Sub-Account         2010  5,557,697     12.03 - 22.40  71,913,866          1.00 0.75 - 2.35    20.79 - 22.72
                             2009  5,035,625      9.96 - 18.32  53,586,138          1.59 0.75 - 2.35    65.01 - 67.70
                             2008  3,919,168      6.03 - 10.98  25,433,250          0.65 0.75 - 2.35 (56.59) - (22.35)
                             2007    540,737     13.89 - 14.14   7,597,011          0.08 1.30 - 2.35    33.43 - 34.80
MIST MFS Research            2011  9,028,217     11.69 - 19.12 123,865,118          1.94 0.75 - 2.35 (12.79) - (11.19)
  International Sub-Account  2010  9,354,056     13.39 - 21.53 146,069,481          1.75 0.75 - 2.35     8.83 - 10.71
                             2009  9,683,890     12.29 - 19.45 138,034,495          3.20 0.75 - 2.35    28.50 - 30.81
                             2008 10,212,094      9.56 - 14.87 112,943,686          2.02 0.75 - 2.35 (43.63) - (42.74)
                             2007 11,927,065     16.96 - 25.97 232,428,220          1.34 0.75 - 2.35    10.78 - 12.62
MIST Morgan Stanley Mid Cap  2011  4,659,921     12.07 - 13.90  61,573,810          0.61 0.75 - 1.90   (8.67) - (7.45)
  Growth Sub-Account         2010  4,818,910     13.21 - 15.02  68,961,080          0.03 0.75 - 1.90    29.60 - 31.28
                             2009  4,839,057     10.20 - 11.44  52,932,593            -- 0.75 - 1.90    54.31 - 56.49
                             2008  4,629,395       6.61 - 7.31  32,463,804          1.43 0.75 - 1.90 (47.75) - (47.14)
                             2007  5,095,055     12.65 - 13.83  67,796,737            -- 0.75 - 1.90    21.17 - 22.82
MIST Oppenheimer Capital     2011  9,071,017      7.48 - 10.19  75,750,484          0.14 0.75 - 2.35   (3.67) - (2.11)
  Appreciation Sub-Account   2010 10,299,970      7.76 - 10.44  88,337,908          0.48 0.75 - 2.35      6.86 - 8.57
                             2009 11,409,698       7.26 - 9.65  90,688,069            -- 0.75 - 2.35    40.37 - 42.64
                             2008 12,461,052       5.16 - 6.80  69,922,248          3.58 0.75 - 2.35 (47.19) - (46.54)
                             2007 14,330,363      9.77 - 12.72 150,767,163          0.02 0.75 - 2.35    11.66 - 12.87
MIST PIMCO Inflation         2011  7,526,508     13.90 - 15.97 113,654,208          1.61 0.75 - 2.35     8.56 - 10.31
  Protected Bond Sub-Account 2010  7,113,170     12.81 - 14.48  97,212,565          2.31 0.75 - 2.35      5.26 - 6.96
                             2009  6,189,735     12.17 - 13.54  79,015,035          3.36 0.75 - 2.35     9.41 - 16.53
                             2008  5,260,106     10.55 - 11.20  57,561,334          3.71 1.30 - 2.35   (9.05) - (8.12)
                             2007  5,615,838     11.60 - 12.19  67,120,476          2.22 1.30 - 2.35      8.21 - 9.43
MIST PIMCO Total Return      2011 32,853,798     15.25 - 18.19 558,129,340          2.67 0.75 - 2.35      0.78 - 2.55
  Sub-Account                2010 30,861,530     15.12 - 17.74 512,523,271          3.54 0.75 - 2.35      5.65 - 7.50
                             2009 29,925,971     14.30 - 16.50 463,386,876          6.88 0.75 - 2.35    15.29 - 17.39
                             2008 23,369,511     12.39 - 14.06 308,644,622          3.77 0.75 - 2.35   (1.82) - (0.21)
                             2007 23,393,059     12.62 - 14.09 311,315,471          3.31 0.75 - 2.35      5.17 - 6.99
MIST Pioneer Fund            2011  5,949,995     10.14 - 19.99  88,342,563          1.23 0.75 - 1.95   (6.70) - (5.26)
  Sub-Account                2010  6,459,343     10.77 - 21.10 100,019,549          0.90 0.75 - 2.20    13.41 - 15.35
                             2009  7,155,477      9.40 - 18.29  95,301,242          0.10 0.75 - 2.05    21.55 - 27.31
                             2008    103,010     12.72 - 14.88   1,497,978          0.75 0.75 - 1.80 (34.06) - (33.33)
                             2007     32,107     19.29 - 22.32     693,986          0.77 0.75 - 1.80      4.20 - 4.50
MIST Pioneer Strategic       2011    610,107     12.32 - 28.98  12,748,172          4.46 0.75 - 2.20      1.22 - 2.86
  Income Sub-Account         2010    420,179     12.19 - 28.18   9,868,843          4.43 0.75 - 2.15     4.78 - 11.34
                             2009    243,858     21.60 - 25.31   5,986,626          4.86 0.75 - 1.90    30.59 - 32.09
                             2008    167,799     16.54 - 19.16   3,108,979          6.24 0.75 - 1.90 (13.58) - (11.42)
                             2007     83,140     19.14 - 21.63   1,731,210          0.61 0.75 - 1.80      5.87 - 6.04
MIST Rainier Large Cap       2011    771,261       7.27 - 7.54   5,731,316          0.42 1.30 - 2.20   (5.93) - (5.08)
  Equity Sub-Account         2010  1,565,166       7.72 - 7.95  12,401,428          0.39 1.30 - 2.20    12.87 - 13.90
  (Commenced 11/12/2007)     2009    723,558       6.82 - 6.98   5,008,659          0.90 1.30 - 2.35    20.41 - 21.65
                             2008    786,871       5.67 - 5.74   4,494,341            -- 1.30 - 2.35 (43.13) - (42.48)
                             2007    115,191       9.97 - 9.98   1,149,630          0.07 1.40 - 2.05   (0.27) - (0.16)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                 -------------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ---------- ------------- ------------- ------------- ----------- -------------------
MIST RCM Technology         2011  1,779,726   5.63 - 6.20    10,635,784            -- 1.30 - 2.35 (12.00) - (11.06)
  Sub-Account               2010  2,029,711   6.39 - 6.97    13,671,946            -- 1.30 - 2.35    24.73 - 26.04
                            2009  2,129,052   5.12 - 5.53    11,419,520            -- 1.30 - 2.35    55.30 - 56.92
                            2008  2,054,635   3.29 - 3.53     7,051,064         13.86 1.30 - 2.35 (45.71) - (45.10)
                            2007  2,312,361   6.06 - 6.43    14,509,987            -- 1.30 - 2.35    28.66 - 29.90
MIST SSgA Growth and Income 2011 12,724,330 11.07 - 12.13   149,799,689          1.68 0.75 - 2.20    (1.13) - 0.31
  ETF Sub-Account           2010 10,621,952 11.20 - 12.09   124,729,784          1.27 0.75 - 2.20     9.80 - 11.40
                            2009  7,874,421 10.20 - 10.85    83,204,629          1.93 0.75 - 2.20    22.17 - 24.32
                            2008  5,706,322   8.39 - 8.60    48,880,309          1.81 1.30 - 2.05 (26.85) - (26.05)
                            2007  5,057,639 11.47 - 11.63    58,631,882            -- 1.30 - 1.90      3.43 - 4.12
MIST SSgA Growth ETF        2011  4,414,150 10.44 - 11.32    47,811,625          1.58 0.75 - 2.05   (4.12) - (2.86)
  Sub-Account               2010  4,136,142 10.88 - 11.65    46,397,024          1.51 0.75 - 2.05    11.84 - 13.30
                            2009  3,535,741  9.77 - 10.28    35,260,685          1.73 0.75 - 1.95    26.60 - 28.99
                            2008  2,631,694   7.73 - 7.88    20,650,547          1.49 1.30 - 1.90 (34.27) - (33.89)
                            2007  3,155,142 11.76 - 11.92    37,480,218            -- 1.30 - 1.90      3.70 - 4.29
MIST T. Rowe Price Large    2011 12,522,601 14.19 - 53.66   590,684,856          0.75 0.75 - 2.35   (6.24) - (4.58)
  Cap Value Sub-Account     2010 14,134,367 14.87 - 56.24   702,128,967          1.14 0.75 - 2.35    14.30 - 16.33
                            2009 15,593,590 12.78 - 48.34   669,088,087          2.37 0.75 - 2.35    15.64 - 17.67
                            2008 17,054,222 10.86 - 41.08   622,711,660          1.71 0.75 - 2.35 (36.75) - (36.74)
                            2007 20,078,114 17.17 - 64.94 1,163,496,239          0.98 0.75 - 2.35      3.12 - 3.13
MIST T. Rowe Price Mid Cap  2011  6,972,220  9.30 - 10.72    69,666,727            -- 0.85 - 2.35   (3.93) - (2.48)
  Growth Sub-Account        2010  8,396,880  9.67 - 10.99    86,739,534            -- 0.85 - 2.35    24.72 - 26.60
                            2009  9,444,336   7.75 - 8.68    77,636,322            -- 0.85 - 2.35    42.11 - 44.24
                            2008  9,296,506   5.45 - 6.02    53,358,584          0.01 0.85 - 2.35 (41.08) - (40.28)
                            2007 10,687,089  9.25 - 10.08   103,384,374          0.04 0.85 - 2.35    15.05 - 15.20
MIST Third Avenue Small Cap 2011  3,218,372 14.67 - 17.92    50,131,398          1.12 1.30 - 2.35  (11.09) - (9.96)
  Value Sub-Account         2010  3,834,160 16.49 - 19.90    66,822,076          1.22 1.30 - 2.35    17.11 - 18.47
                            2009  3,942,016 14.06 - 16.80    58,216,200          1.17 1.30 - 2.35    23.51 - 25.05
                            2008  4,169,845 11.38 - 13.43    49,514,631          0.77 1.30 - 2.35 (31.36) - (30.67)
                            2007  4,918,512 16.58 - 19.37    84,610,267          1.01 1.30 - 2.35   (5.20) - (4.16)
MIST Turner Mid Cap Growth  2011    749,654 12.30 - 13.33     9,703,933            -- 1.30 - 2.35   (9.61) - (8.65)
  Sub-Account               2010    843,568 13.61 - 14.60    12,006,155            -- 1.30 - 2.35    24.21 - 25.51
                            2009  1,004,871 10.96 - 11.63    11,434,181            -- 1.30 - 2.35    43.76 - 45.27
                            2008  1,062,658   7.62 - 8.01     8,353,014            -- 1.30 - 2.35 (49.50) - (48.95)
                            2007  1,063,472 15.09 - 15.69    16,438,209            -- 1.30 - 2.35    20.79 - 21.20
MIST Van Kampen Comstock    2011  9,579,280  9.39 - 10.45    98,062,309          1.12 0.75 - 2.35   (3.76) - (2.22)
  Sub-Account               2010  9,660,454  9.76 - 10.68   101,320,183          1.50 0.75 - 2.35    12.19 - 14.00
                            2009  9,148,538   8.70 - 9.37    84,373,555          2.32 0.75 - 2.35    23.63 - 25.61
                            2008  7,709,294   7.03 - 7.46    56,710,624          1.74 0.75 - 2.35 (37.46) - (36.40)
                            2007  7,546,887 11.24 - 11.73    87,557,507          1.33 0.75 - 2.35   (4.75) - (3.22)
MSF Artio International     2011    430,001  7.11 - 12.18     4,882,027          1.58 0.85 - 1.90 (21.63) - (20.81)
  Stock Sub-Account         2010    457,537  9.00 - 15.39     6,585,095          1.39 0.85 - 1.90      4.85 - 5.96
                            2009    483,148  8.51 - 14.52     6,592,339          0.39 0.85 - 1.90    19.59 - 20.86
                            2008    458,361  7.07 - 12.02     5,203,943          2.82 0.85 - 1.90 (44.89) - (44.68)
                            2007    481,397 12.83 - 21.73     9,945,485          0.83 0.85 - 1.80      8.82 - 9.14

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- ---------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                      UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                       LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------------- ----------- ------------- ----------- -------------------
MSF Barclays Capital Aggregate 2011    175,717     14.79 - 16.65   2,752,709          3.07 1.30 - 2.20      4.83 - 5.77
  Bond Index Sub-Account       2010    133,054     14.11 - 15.74   1,975,112          3.58 1.30 - 2.20      3.35 - 4.29
  (Commenced 5/4/2009)         2009    100,819     13.65 - 15.09   1,430,073            -- 1.30 - 2.20      2.24 - 2.86
MSF BlackRock Bond Income      2011  1,437,066     48.10 - 66.65  89,516,238          3.71 0.75 - 1.90      4.31 - 5.51
  Sub-Account                  2010  1,330,597     46.11 - 63.17  78,335,454          3.57 0.75 - 1.90      6.04 - 7.26
                               2009  1,093,871     43.49 - 58.89  59,758,262          6.04 0.75 - 1.90      7.13 - 8.37
                               2008    712,480     40.59 - 54.34  35,026,887          4.80 0.75 - 1.90   (5.49) - (4.38)
                               2007    614,622     42.95 - 56.83  31,050,459          2.88 0.75 - 1.90      4.02 - 5.22
MSF BlackRock Legacy Large     2011  3,186,827      1.20 - 33.02   9,935,283          0.19 0.75 - 1.80  (10.57) - (9.63)
  Cap Growth Sub-Account       2010  3,626,675      1.34 - 36.53  10,802,846          0.23 0.75 - 1.80    17.68 - 18.93
  (Commenced 5/4/2009)         2009  4,337,851      1.14 - 30.72   9,259,728            -- 0.75 - 1.80    29.20 - 30.09
MSF BlackRock Money Market     2011 12,722,462      9.55 - 11.20 130,635,278            -- 0.75 - 2.35   (2.32) - (0.74)
  Sub-Account                  2010 12,146,399      9.77 - 11.28 126,563,583            -- 0.75 - 2.35   (2.32) - (0.75)
                               2009 16,896,220      9.99 - 11.37 178,892,462          0.29 0.75 - 2.35   (2.07) - (0.43)
                               2008 22,607,243     10.19 - 11.42 242,294,762          2.49 0.75 - 2.35      0.30 - 1.78
                               2007 11,746,997     10.16 - 11.22 124,576,999          4.74 0.75 - 2.35      2.52 - 4.08
MSF Davis Venture Value        2011 14,326,344     11.12 - 35.39 203,251,430          1.03 0.75 - 2.35   (6.40) - (4.89)
  Sub-Account                  2010 16,224,420     11.87 - 37.21 239,139,043          0.90 0.75 - 2.35     9.22 - 10.98
                               2009 17,270,503     10.86 - 33.53 226,832,922          1.38 0.75 - 2.35    28.77 - 30.84
                               2008 17,609,616      8.43 - 25.63 172,632,119          1.20 0.75 - 2.35 (40.76) - (39.91)
                               2007 19,481,732     14.23 - 42.65 313,091,114          0.67 0.75 - 2.35      2.08 - 3.65
MSF Jennison Growth            2011  4,345,644      5.10 - 14.60  49,789,424          0.06 0.75 - 2.35   (2.11) - (0.53)
  Sub-Account                  2010  4,903,257      5.16 - 14.69  56,877,740          0.41 0.75 - 2.35     8.74 - 10.49
                               2009  5,323,714      4.70 - 13.31  56,317,673            -- 0.75 - 2.35    36.32 - 38.52
                               2008  5,593,496       3.41 - 9.62  42,901,376          2.21 0.75 - 2.35 (37.43) - (37.04)
                               2007  6,410,062      5.45 - 15.28  78,433,753          0.19 0.75 - 2.35     9.88 - 10.40
MSF Loomis Sayles Small Cap    2011  1,364,085     10.29 - 11.63  15,165,191            -- 0.75 - 1.90      0.82 - 1.98
  Growth Sub-Account           2010  1,509,481     10.21 - 11.41  16,497,569            -- 0.75 - 1.90    28.88 - 30.36
                               2009  1,686,737       7.92 - 8.75  14,181,458            -- 0.75 - 1.90    27.23 - 28.71
                               2008  1,480,050       6.22 - 6.80   9,662,816            -- 0.75 - 1.90 (42.46) - (41.73)
                               2007  1,285,945     10.81 - 11.67  14,387,433            -- 0.75 - 1.90      2.37 - 5.99
MSF Met/Artisan Mid Cap        2011  2,732,053     13.33 - 14.69  38,493,096          0.78 1.30 - 2.35      4.02 - 5.11
  Value Sub-Account            2010  3,104,102     12.80 - 13.98  41,776,284          0.59 1.30 - 2.35    12.09 - 13.28
                               2009  3,600,989     11.41 - 12.34  42,984,311          0.83 1.30 - 2.35    37.92 - 39.37
                               2008  3,947,813       8.27 - 8.85  33,953,721          0.04 1.30 - 2.35 (47.29) - (46.85)
                               2007  4,602,845     15.69 - 16.65  74,782,741          0.34 1.30 - 2.35   (9.20) - (8.31)
MSF Met/Dimensional            2011    165,015     13.88 - 14.54   2,355,244          2.33 0.75 - 2.20 (18.07) - (16.88)
  International Small Company  2010    128,511     16.95 - 17.49   2,210,341          1.32 0.75 - 2.20    19.74 - 21.67
  Sub-Account                  2009     83,514     14.14 - 14.37   1,187,763            -- 0.75 - 2.15    39.51 - 40.87
  (Commenced 11/10/2008)       2008      3,592     10.13 - 10.14      36,397            -- 1.30 - 1.80      0.43 - 0.50
MSF MetLife Mid Cap Stock      2011    128,329     15.08 - 16.72   2,022,706          0.64 1.30 - 2.20   (4.36) - (3.50)
  Index Sub-Account            2010     59,087     15.77 - 17.33     972,206          0.67 1.30 - 2.20    23.19 - 24.29
  (Commenced 5/4/2009)         2009     39,029     12.80 - 13.94     521,712            -- 1.30 - 2.20    28.37 - 29.16

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 --------- ----------------- ----------- ------------- ----------- -------------------
MSF MetLife Stock Index     2011 2,855,765      9.06 - 12.06  33,187,748          1.49 1.30 - 2.20    (0.58) - 0.44
  Sub-Account               2010 2,900,545      9.03 - 12.02  33,773,010          1.59 1.30 - 2.20    12.01 - 13.27
                            2009 3,098,322      7.97 - 10.64  32,030,625          2.43 1.30 - 2.20    23.18 - 24.54
                            2008 3,163,371       6.40 - 8.56  26,361,067          1.69 1.30 - 2.25 (38.06) - (37.92)
                            2007 3,427,382     10.31 - 13.82  46,246,210          0.87 1.30 - 2.25      3.60 - 3.83
MSF MFS Total Return        2011 3,108,333     12.38 - 52.56  97,826,866          2.55 0.75 - 1.90      0.24 - 1.40
  Sub-Account               2010 3,364,172     12.34 - 51.83 100,678,402          2.81 0.75 - 1.90      7.73 - 8.98
                            2009 3,547,041     11.44 - 47.56  91,620,811          3.89 0.75 - 1.90    16.08 - 17.42
                            2008 3,343,530      9.85 - 40.51  67,457,508          3.39 0.75 - 1.90 (23.70) - (22.93)
                            2007 3,681,888     12.91 - 52.56  93,367,022          1.94 0.75 - 1.90      2.22 - 3.34
MSF MFS Value Sub-Account   2011 2,696,793     13.48 - 15.74  41,535,628          1.23 0.75 - 1.90   (1.25) - (0.11)
  (Commenced 4/28/2008)     2010 1,862,563     13.65 - 15.76  28,735,680          1.03 0.75 - 1.90     4.35 - 10.35
                            2009   962,018     12.52 - 14.28  13,534,623            -- 0.75 - 1.90    18.31 - 19.68
                            2008   194,021     10.69 - 11.93   2,284,892            -- 0.75 - 1.80 (30.45) - (29.95)
MSF Morgan Stanley EAFE     2011    69,134      9.86 - 11.03     732,359          2.54 1.30 - 2.15 (14.50) - (13.78)
  Index Sub-Account         2010    52,435     11.54 - 12.79     639,986          2.29 1.30 - 2.15      5.47 - 6.38
  (Commenced 5/4/2009)      2009    40,712     10.94 - 12.03     467,108            -- 1.30 - 2.15    34.49 - 35.25
MSF Neuberger Berman        2011    96,711     16.05 - 17.19   1,630,216          0.59 1.30 - 1.90      3.53 - 4.15
  Genesis Sub-Account       2010   118,405     15.50 - 16.51   1,918,839          0.31 1.30 - 1.90    19.06 - 19.78
                            2009   122,821     13.02 - 13.78   1,665,321          0.81 1.30 - 1.90    10.71 - 11.37
                            2008   143,291     11.76 - 12.38   1,744,619          0.22 1.30 - 1.90 (39.72) - (39.34)
                            2007   136,088     19.51 - 20.41   2,740,652          0.06 1.30 - 1.90   (8.27) - (5.52)
MSF Oppenheimer Global      2011 1,147,037     15.67 - 18.58  20,591,996          1.75 0.75 - 1.90  (10.12) - (9.09)
  Equity Sub-Account        2010 1,132,139     17.43 - 20.44  22,327,452          1.31 0.75 - 1.90    13.75 - 15.06
                            2009 1,009,176     15.33 - 17.77  17,331,575          2.19 0.75 - 1.90    37.17 - 38.75
                            2008   955,438     11.17 - 12.80  11,822,022          1.87 0.75 - 1.90 (41.70) - (41.01)
                            2007   995,160     19.16 - 21.70  20,903,698          0.87 0.75 - 1.90      4.24 - 5.44
MSF Russell 2000 Index      2011    93,349     14.92 - 16.80   1,492,191          0.91 1.30 - 2.20   (6.40) - (5.56)
  Sub-Account               2010    53,368     16.04 - 17.79     896,513          0.55 1.30 - 2.15    23.85 - 24.91
  (Commenced 5/4/2009)      2009    35,011     12.95 - 13.77     470,933            -- 1.60 - 2.15    25.90 - 26.37
MSF T. Rowe Price Large Cap 2011 3,161,388     12.87 - 15.19  43,429,966          0.02 0.85 - 1.90   (3.19) - (1.95)
  Growth Sub-Account        2010 3,645,167     12.97 - 15.50  51,472,039          0.11 0.85 - 1.90    14.55 - 16.06
                            2009 4,174,670     11.60 - 13.35  51,232,142          0.39 0.85 - 1.90    40.34 - 42.23
                            2008 4,614,190       8.27 - 9.39  40,130,482          0.35 0.85 - 1.90 (43.08) - (42.36)
                            2007 5,178,163     14.53 - 16.29  78,721,827          0.24 0.85 - 1.90      7.15 - 8.46
MSF T. Rowe Price Small Cap 2011   554,041     16.84 - 20.29  10,132,259            -- 0.85 - 1.90    (0.46) - 0.91
  Growth Sub-Account        2010   606,868     16.92 - 20.11  11,089,062            -- 0.85 - 1.90    32.14 - 33.76
                            2009   642,589     12.81 - 15.04   8,843,239          0.18 0.85 - 1.90    36.02 - 37.79
                            2008   702,633      9.41 - 10.91   7,075,202            -- 0.85 - 1.90 (37.56) - (36.75)
                            2007   787,100     15.07 - 17.25  12,612,119            -- 0.85 - 1.90     8.97 - 55.84
MSF Van Eck Global Natural  2011   286,505     15.07 - 15.78   4,471,552          1.07 0.75 - 2.20 (18.49) - (17.29)
  Resources Sub-Account     2010   117,778     18.63 - 19.08   2,219,740          0.27 0.75 - 1.85    17.26 - 27.36
  (Commenced 5/4/2009)      2009    26,708     14.71 - 14.80     394,811            -- 1.30 - 1.85    35.32 - 35.82

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ---------- ------------- ----------- -------------------
MSF Western Asset            2011   469,062     24.42 - 27.72 12,444,974          4.33 1.30 - 1.90      3.85 - 4.67
  Management Strategic Bond  2010   224,535     23.90 - 26.48  5,716,276          5.97 1.30 - 1.80    10.45 - 11.16
  Opportunities Sub-Account  2009   257,500     21.64 - 23.82  5,903,288          6.65 1.30 - 1.80    29.54 - 30.39
                             2008   264,015     16.47 - 18.27  4,656,112          4.14 1.30 - 1.90 (16.82) - (16.19)
                             2007   310,095     19.80 - 21.80  6,528,029          2.47 1.30 - 1.90    (2.59) - 1.75
MSF Western Asset            2011   773,166     15.72 - 18.35 13,347,083          1.22 1.30 - 2.20      2.98 - 3.91
  Management U.S. Government 2010   770,956     15.27 - 17.66 12,855,065          2.42 1.30 - 2.20      3.20 - 4.13
  Sub-Account                2009   808,057     14.80 - 16.96 12,961,674          4.31 1.30 - 2.20      1.82 - 2.73
                             2008   539,471     14.53 - 16.51  8,423,627          3.14 1.30 - 2.20   (3.33) - (1.78)
                             2007   206,296     15.03 - 16.81  3,282,714          1.74 1.30 - 2.15    (2.83) - 4.30
PIMCO VIT High Yield         2011   440,506     16.25 - 17.64  7,552,704          6.66 1.30 - 1.90      1.40 - 2.01
  Sub-Account                2010   775,054     16.03 - 17.30 13,052,532          7.26 1.30 - 1.90    12.31 - 12.99
                             2009   785,381     14.27 - 15.31 11,727,258          8.66 1.30 - 1.90    37.63 - 38.45
                             2008   544,206     10.37 - 11.06  5,876,021          7.80 1.30 - 1.90 (24.96) - (24.45)
                             2007   641,904     13.82 - 14.64  9,198,279          6.83 1.30 - 1.90      1.54 - 2.16
PIMCO VIT Low Duration       2011   803,010     14.02 - 15.14 11,835,685          1.67 1.30 - 1.90   (0.79) - (0.20)
  Sub-Account                2010   881,366     14.13 - 15.17 13,029,268          1.62 1.30 - 1.90      3.31 - 3.93
                             2009   866,665     13.68 - 14.60 12,366,617          3.54 1.30 - 1.90    11.19 - 11.85
                             2008   758,728     12.30 - 13.05  9,699,931          4.09 1.30 - 1.90   (2.30) - (1.73)
                             2007   721,178     12.59 - 13.28  9,408,180          4.73 1.30 - 1.90      5.36 - 5.99
Putnam VT Equity Income      2011 1,542,735     15.00 - 16.57 25,013,816          1.83 0.75 - 1.90      0.01 - 1.16
  Sub-Account                2010 1,782,492     15.00 - 16.38 28,653,373          1.96 0.75 - 1.90    10.49 - 11.77
                             2009 2,012,929     13.58 - 14.66 29,027,593          1.12 0.75 - 1.90    25.06 - 26.49
                             2008 2,461,774     10.86 - 11.59 28,131,216          1.97 0.75 - 1.90 (32.42) - (31.66)
                             2007 2,881,290     16.07 - 16.96 48,287,206          1.30 0.75 - 1.90      1.26 - 2.42
Putnam VT Multi-Cap Growth   2011   176,234     11.62 - 14.89  2,195,254          0.38 1.30 - 1.90   (6.87) - (6.20)
  Sub-Account                2010   187,842     12.47 - 15.89  2,493,260            -- 1.30 - 1.90    15.42 - 15.69
  (Commenced 9/27/2010)
Russell Aggressive Equity    2011   142,278     13.09 - 13.12  1,862,216          0.49        1.40            (5.53)
  Sub-Account                2010   184,010     13.85 - 13.89  2,549,525          0.46        1.40    23.14 - 23.15
                             2009   224,440     11.25 - 11.28  2,525,303          0.53        1.40    29.56 - 29.58
                             2008   252,148       8.68 - 8.71  2,189,608          0.83        1.40 (43.75) - (43.70)
                             2007   287,672     15.43 - 15.47  4,438,500          0.36        1.40             1.98
Russell Core Bond            2011   550,331     18.30 - 18.37 10,072,015          3.15        1.40             3.23
  Sub-Account                2010   649,949     17.72 - 17.79 11,522,547          3.81        1.40      8.49 - 8.50
                             2009   741,772     16.34 - 16.40 12,121,192          4.69        1.40    14.20 - 14.27
                             2008   857,970     14.30 - 14.36 12,276,054          3.93        1.40   (4.92) - (4.90)
                             2007 1,038,251     15.04 - 15.10 15,623,585          5.14        1.40      5.69 - 5.74
Russell Global Real Estate   2011    41,404     25.19 - 25.21  1,042,972          2.29        1.40            (8.34)
  Securities Sub-Account     2010    48,366     27.48 - 27.51  1,329,209          2.17        1.40    21.21 - 21.22
                             2009    62,444     22.67 - 22.69  1,415,749          4.69        1.40            27.15
                             2008    71,152     17.83 - 17.85  1,268,735          1.91        1.40 (37.64) - (37.57)
                             2007    79,175     28.56 - 28.59  2,261,419          2.21        1.40 (17.03) - (17.02)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                            AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ---------- ------------- ----------- -------------------
Russell Multi-Style Equity   2011   727,966     12.12 - 12.17  8,826,736          0.99        1.40            (2.92)
  Sub-Account                2010   915,101     12.49 - 12.53 11,428,855          0.92        1.40    14.83 - 14.85
                             2009 1,105,777     10.87 - 10.91 12,025,654          1.37        1.40    29.57 - 29.58
                             2008 1,237,353       8.39 - 8.42 10,385,186          1.44        1.40           (41.41)
                             2007 1,428,724     14.32 - 14.37 20,462,457          1.02        1.40      8.81 - 8.86
Russell Non-U.S. Sub-Account 2011   291,607     12.60 - 12.64  3,674,337          1.71        1.40           (14.09)
                             2010   356,011     14.66 - 14.72  5,221,620          0.98        1.40             9.88
                             2009   428,978     13.35 - 13.40  5,726,361          2.86        1.40    24.73 - 24.77
                             2008   476,105     10.70 - 10.74  5,095,400            --        1.40 (43.21) - (43.20)
                             2007   539,542     18.84 - 18.91 10,169,916          2.38        1.40      8.55 - 8.59

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

METLIFE INVESTORS INSURANCE COMPANY

Financial Statements

As of December 31, 2011 and 2010 and for the Years Ended December 31, 2011, 2010 and 2009 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance
Company:

We have audited the accompanying balance sheets of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2011 and 2010, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 13, 2012

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                          2011    2010
                                                                                         ------- -------
ASSETS
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $2,132 and $1,993, respectively)..................................................... $ 2,210 $ 2,034
 Equity securities available-for-sale, at estimated fair value (cost: $40 and $31,
   respectively)........................................................................      35      27
 Mortgage loans (net of valuation allowances of $2 and $1, respectively)................     226     132
 Policy loans...........................................................................      26      27
 Other limited partnership interests....................................................       8      10
 Short-term investments, principally at estimated fair value............................      69      57
 Other invested assets..................................................................      91      23
                                                                                         ------- -------
   Total investments....................................................................   2,665   2,310
Cash and cash equivalents...............................................................      44      31
Accrued investment income...............................................................      26      22
Premiums, reinsurance and other receivables.............................................   2,314   1,874
Deferred policy acquisition costs and value of business acquired........................     314     471
Current income tax recoverable..........................................................      --      16
Other assets............................................................................     120     132
Separate account assets.................................................................  10,337  10,700
                                                                                         ------- -------
   Total assets......................................................................... $15,820 $15,556
                                                                                         ======= =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits.................................................................. $   396 $   355
Policyholder account balances...........................................................   3,125   2,914
Other policy-related balances...........................................................     103      88
Payables for collateral under securities loaned and other transactions..................     325     279
Current income tax payable..............................................................       9      --
Deferred income tax liability...........................................................     228     158
Other liabilities.......................................................................      61      48
Separate account liabilities............................................................  10,337  10,700
                                                                                         ------- -------
   Total liabilities....................................................................  14,584  14,542
                                                                                         ------- -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY
Common stock, par value $2 per share; 5,000,000 shares authorized; 2,899,446 shares
  issued and outstanding................................................................       6       6
Additional paid-in capital..............................................................     636     636
Retained earnings.......................................................................     561     353
Accumulated other comprehensive income (loss)...........................................      33      19
                                                                                         ------- -------
   Total stockholder's equity...........................................................   1,236   1,014
                                                                                         ------- -------
   Total liabilities and stockholder's equity........................................... $15,820 $15,556
                                                                                         ======= =======

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                     2011  2010   2009
                                                                                     ----  ----  -----
REVENUES
Premiums............................................................................ $  7  $  5  $   4
Universal life and investment-type product policy fees..............................  204   184    156
Net investment income...............................................................  114   101     97
Other revenues......................................................................  104   100     96
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities......................   --    (5)   (34)
 Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)......................................................   --    --     21
 Other net investment gains (losses)................................................   (5)   (4)    (9)
                                                                                     ----  ----  -----
   Total net investment gains (losses)..............................................   (5)   (9)   (22)
                                                                                     ----  ----  -----
 Net derivative gains (losses)......................................................  326   102   (279)
                                                                                     ----  ----  -----
     Total revenues.................................................................  750   483     52
                                                                                     ----  ----  -----
EXPENSES
Policyholder benefits and claims....................................................   59    39     36
Interest credited to policyholder account balances..................................  127   127    136
Other expenses......................................................................  270   202     71
                                                                                     ----  ----  -----
     Total expenses.................................................................  456   368    243
                                                                                     ----  ----  -----
Income (loss) before provision for income tax.......................................  294   115   (191)
Provision for income tax expense (benefit)..........................................   86    26    (83)
                                                                                     ----  ----  -----
Net income (loss)................................................................... $208  $ 89  $(108)
                                                                                     ====  ====  =====

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                           ACCUMULATED OTHER
                                                                       COMPREHENSIVE INCOME (LOSS)
                                                                       -------------------------
                                                   ADDITIONAL          NET UNREALIZED  OTHER-THAN-     TOTAL
                                            COMMON  PAID-IN   RETAINED   INVESTMENT     TEMPORARY  STOCKHOLDER'S
                                            STOCK   CAPITAL   EARNINGS GAINS (LOSSES)  IMPAIRMENTS    EQUITY
                                            ------ ---------- -------- --------------  ----------- -------------
Balance at December 31, 2008...............   $6      $636     $ 371       $(156)         $ --        $  857
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1).............................                        1                        (1)           --
Comprehensive income (loss):
 Net loss..................................                     (108)                                   (108)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
     derivative instruments, net of
     income tax............................                                   (2)                         (2)
   Unrealized investment gains
     (losses), net of related offsets and
     income tax............................                                  123            (7)          116
                                                                                                      ------
   Other comprehensive income..............                                                              114
                                                                                                      ------
 Comprehensive income (loss)...............                                                                6
                                              --      ----     -----       -----          ----        ------
Balance at December 31, 2009...............    6       636       264         (35)           (8)          863
Comprehensive income (loss):
 Net income................................                       89                                      89
 Other comprehensive income (loss):
   Unrealized investment gains
     (losses), net of related offsets and
     income tax............................                                   58             4            62
                                                                                                      ------
   Other comprehensive income..............                                                               62
                                                                                                      ------
 Comprehensive income (loss)...............                                                              151
                                              --      ----     -----       -----          ----        ------
Balance at December 31, 2010...............    6       636       353          23            (4)        1,014
Comprehensive income (loss):
 Net income................................                      208                                     208
 Other comprehensive income (loss):
   Unrealized investment gains
     (losses), net of related offsets and
     income tax............................                                   15            (1)           14
                                                                                                      ------
   Other comprehensive income..............                                                               14
                                                                                                      ------
 Comprehensive income (loss)...............                                                              222
                                              --      ----     -----       -----          ----        ------
Balance at December 31, 2011...............   $6      $636     $ 561       $  38          $ (5)       $1,236
                                              ==      ====     =====       =====          ====        ======

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                                     2011   2010    2009
                                                                                                    -----  -----  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).................................................................................. $ 208  $  89  $  (108)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
    Depreciation and amortization expenses.........................................................     2      2       --
    Amortization of premiums and accretion of discounts associated with investments, net...........    (5)    (5)      (6)
    (Gains) losses on investments and derivatives, net.............................................  (329)  (114)     301
    Interest credited to policyholder account balances.............................................   127    127      136
    Universal life and investment-type product policy fees.........................................  (204)  (184)    (156)
    Change in accrued investment income............................................................    (4)    (4)      (1)
    Change in premiums, reinsurance and other receivables..........................................    (6)    (5)    (443)
    Change in deferred policy acquisition costs and value of business acquired, net................   150     84      (68)
    Change in income tax recoverable (payable).....................................................    87    (17)     (50)
    Change in other assets.........................................................................   200    169      107
    Change in insurance-related liabilities and policy-related balances............................    34     11      (28)
    Change in other liabilities....................................................................    14      5     (324)
                                                                                                    -----  -----  -------
Net cash provided by (used in) operating activities................................................   274    158     (640)
                                                                                                    -----  -----  -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
    Fixed maturity securities......................................................................   696    548      733
    Equity securities..............................................................................     5      1       --
    Mortgage loans.................................................................................     3      4        4
    Other limited partnership interests............................................................     4     --       --
Purchases of:
    Fixed maturity securities......................................................................  (840)  (695)    (717)
    Equity securities..............................................................................   (13)   (10)      (2)
    Mortgage loans.................................................................................   (98)   (34)     (31)
    Other limited partnership interests............................................................    (2)    (8)      --
Cash received in connection with freestanding derivatives..........................................     1     32        4
Cash paid in connection with freestanding derivatives..............................................    --    (25)      (7)
Issuances of loans to affiliates...................................................................   (45)    --       --
Net change in policy loans.........................................................................     1      1       --
Net change in short-term investments...............................................................   (12)    73       60
Net change in other invested assets................................................................    --     14      (16)
                                                                                                    -----  -----  -------
Net cash (used in) provided by investing activities................................................  (300)   (99)      28
                                                                                                    -----  -----  -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
    Deposits.......................................................................................   725    491    1,534
    Withdrawals....................................................................................  (732)  (654)  (1,198)
Net change in payables for collateral under securities loaned and other transactions...............    46     26     (132)
                                                                                                    -----  -----  -------
Net cash provided by (used in) financing activities................................................    39   (137)     204
                                                                                                    -----  -----  -------
Change in cash and cash equivalents................................................................    13    (78)    (408)
Cash and cash equivalents, beginning of year.......................................................    31    109      517
                                                                                                    -----  -----  -------
CASH AND CASH EQUIVALENTS, END OF YEAR............................................................. $  44  $  31  $   109
                                                                                                    =====  =====  =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
    Income tax..................................................................................... $  (1) $  42  $   (33)
                                                                                                    =====  =====  =======

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

   The Company markets and administers traditional life, universal life, variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

      Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

      Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

      Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


      Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale."

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
   (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

      Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

           (i)The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii)When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

         (iii)Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


          (iv)When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

      Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      Mortgage Loans. For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either:
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

   portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructuring. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

      Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

      Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

   investments for OTTI when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

      Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in an affiliated money market pool.

      Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values and loans to affiliates.

      Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

      Loans to affiliates are stated at unpaid principal balance, adjusted for amortization of any unamortized premium or discount.

      Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

      When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgment about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

      Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


      The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

      The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

      The Company has invested in certain structured transactions that are VIEs. These structured transactions include hybrid securities, asset-backed securitization and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

      The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

      For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2011 and 2010.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps and floors, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

   Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

   Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

   Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $13 million and $11 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $4 million and $2 million at December 31, 2011 and 2010, respectively. Related amortization expense was $2 million for both the years ended
December 31, 2011 and 2010. Related amortization expense was less than $1 million for the year ended December 31, 2009.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   During the 2011 impairment test of goodwill, the Company concluded that the fair value of the reporting unit was less than the carrying value. As a result, the Company performed additional analysis to measure the amount of goodwill impairment, if any. It was determined that the carrying amount of the reporting unit's goodwill was less than its implied fair value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2011. Goodwill was $33 million at both December 31, 2011 and 2010.

  Liability for Future Policy Benefits and Policyholder Account Balances

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are approximately 5%.

   Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   Policyholder account balances ("PABs") relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to policy account values, which consist of an accumulation of gross premium payments and credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with GMDB, GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims and unearned revenue liabilities.

   The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

   Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

   The Company joins the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

       (i) future taxable income exclusive of reversing temporary differences and carryforwards;

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       (ii) future reversals of existing taxable temporary differences;

       (iii) taxable income in prior carryback years; and

       (iv) tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain other limited partnership interests held by the Company.

   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $2 million, net of deferred income taxes of $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $15 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's financial statements.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements for annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update
No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its financial statements and related disclosures.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services -- Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to all prior periods presented in its financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $25 million to $30 million and total equity will

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

be reduced by approximately $15 million to $20 million, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income will be increased by approximately $7 million to $8 million in 2011 and $1 million to $2 million in 2010, as of the date of adoption. The estimated net income impact for 2009 is less than $1 million.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                              ------------------------------------------------
                                                           GROSS UNREALIZED
                                               COST OR  ---------------------- ESTIMATED
                                              AMORTIZED       TEMPORARY  OTTI    FAIR    % OF
                                                COST    GAINS  LOSSES   LOSSES   VALUE   TOTAL
                                              --------- ----- --------- ------ --------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities....................  $  908   $ 59    $  9     $ --   $  958    43.3%
U.S. Treasury and agency securities..........     325      7      --       --      332    15.0
RMBS.........................................     317     17      10       10      314    14.2
CMBS.........................................     276     12       2       --      286    12.9
Foreign corporate securities.................     150      9       3       --      156     7.1
ABS..........................................     131      5       2       --      134     6.1
State and political subdivision securities...      17      2      --       --       19     0.9
Foreign government securities................       8      3      --       --       11     0.5
                                               ------   ----    ----     ----   ------   -----
  Total fixed maturity securities............  $2,132   $114    $ 26     $ 10   $2,210   100.0%
                                               ======   ====    ====     ====   ======   =====
EQUITY SECURITIES:
Common stock.................................  $   20   $ --    $ --     $ --   $   20    57.1%
Non-redeemable preferred stock...............      20     --       5       --       15    42.9
                                               ------   ----    ----     ----   ------   -----
  Total equity securities....................  $   40   $ --    $  5     $ --   $   35   100.0%
                                               ======   ====    ====     ====   ======   =====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                                              DECEMBER 31, 2010
                                              ------------------------------------------------
                                                           GROSS UNREALIZED
                                               COST OR  ---------------------- ESTIMATED
                                              AMORTIZED       TEMPORARY  OTTI    FAIR    % OF
                                                COST    GAINS  LOSSES   LOSSES   VALUE   TOTAL
                                              --------- ----- --------- ------ --------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities....................  $  826    $45    $ 13     $ --   $  858    42.2%
U.S. Treasury and agency securities..........     290      5       3       --      292    14.4
RMBS.........................................     362     12      11        8      355    17.5
CMBS.........................................     256     11       3       --      264    13.0
Foreign corporate securities.................     125      8       6       --      127     6.2
ABS..........................................     112      4       2       --      114     5.6
State and political subdivision securities...      13     --      --       --       13     0.6
Foreign government securities................       9      2      --       --       11     0.5
                                               ------    ---    ----     ----   ------   -----
  Total fixed maturity securities............  $1,993    $87    $ 38     $  8   $2,034   100.0%
                                               ======    ===    ====     ====   ======   =====
EQUITY SECURITIES:
Common stock.................................  $   11    $ 1    $ --     $ --   $   12    44.4%
Non-redeemable preferred stock...............      20     --       5       --       15    55.6
                                               ------    ---    ----     ----   ------   -----
  Total equity securities....................  $   31    $ 1    $  5     $ --   $   27   100.0%
                                               ======    ===    ====     ====   ======   =====

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held no non-income producing fixed maturity securities at December 31, 2011 and 2010.

   The Company held foreign currency derivatives with notional amounts of $15 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2011 and 2010.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than the government securities summarized in the table below.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholder's equity at:

                                                                   DECEMBER 31,
                                                                   -----------------
                                                                   2011        2010
                                                                   ----        ----
                                                                     CARRYING VALUE (1)
                                                                   -----------------
                                                                   (IN MILLIONS)
    U.S. Treasury and agency fixed maturity securities............ $332        $292
    U.S. Treasury and agency fixed-income securities included in:
     Short-term investments....................................... $ 68        $ 42
     Cash equivalents............................................. $  4        $ 29

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                       DECEMBER 31,
                                          ---------------------------------------
                                                 2011                2010
                                          ------------------- -------------------
                                                    ESTIMATED           ESTIMATED
                                          AMORTIZED   FAIR    AMORTIZED   FAIR
                                            COST      VALUE     COST      VALUE
                                          --------- --------- --------- ---------
                                                       (IN MILLIONS)
Due in one year or less..................  $  158    $  160    $   52    $   53
Due after one year through five years....     457       481       492       518
Due after five years through ten years...     535       575       514       528
Due after ten years......................     258       260       205       202
                                           ------    ------    ------    ------
  Subtotal...............................   1,408     1,476     1,263     1,301
RMBS, CMBS and ABS.......................     724       734       730       733
                                           ------    ------    ------    ------
   Total fixed maturity securities.......  $2,132    $2,210    $1,993    $2,034
                                           ======    ======    ======    ======

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      -----------------------
                                                                                      2011     2010    2009
                                                                                      ----     ----    ----
                                                                                        (IN MILLIONS)
Fixed maturity securities............................................................ $ 88     $ 49    $(40)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss)........................................................  (10)      (8)    (18)
                                                                                       ----     ----    ----
 Total fixed maturity securities.....................................................   78       41     (58)
Equity securities....................................................................   (5)      (4)     (6)
Derivatives..........................................................................    2        1       1
Short-term investments...............................................................   (1)      (1)     (3)
                                                                                       ----     ----    ----
   Subtotal..........................................................................   74       37     (66)
                                                                                       ----     ----    ----
Amounts allocated from:
 Insurance liability loss recognition................................................   (7)      --      --
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss).......................................................    1        1       5
 DAC and VOBA........................................................................  (17)      (9)     (5)
                                                                                       ----     ----    ----
   Subtotal..........................................................................  (23)      (8)     --
                                                                                       ----     ----    ----
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  accumulated other comprehensive income (loss)......................................    4        3       5
Deferred income tax benefit (expense)................................................  (22)     (13)     18
                                                                                       ----     ----    ----
Net unrealized investment gains (losses)............................................. $ 33     $ 19    $(43)
                                                                                       ====     ====    ====

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss) were as follows:

                                                                                               DECEMBER 31,
                                                                                               ------------
                                                                                               2011   2010
                                                                                               ----   ----
                                                                                               (IN MILLIONS)
Balance, beginning of period.................................................................. $ (8)  $(18)
Securities sold with previous noncredit OTTI loss.............................................    1      6
Subsequent changes in estimated fair value....................................................   (3)     4
                                                                                               ----   ----
Balance, end of period........................................................................ $(10)  $ (8)
                                                                                               ====   ====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      -----------------------
                                                                                       2011    2010    2009
                                                                                      -----   -----   -----
                                                                                        (IN MILLIONS)
Balance, beginning of period.........................................................  $19    $(43)   $(156)
Cumulative effect of change in accounting principles, net of income tax..............   --      --       (1)
Fixed maturity securities on which noncredit OTTI losses have been recognized........   (2)     10      (16)
Unrealized investment gains (losses) during the year.................................   39      93      263
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.........................................   (7)     --       --
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss).......................................................   --      (4)       5
 DAC and VOBA........................................................................   (8)     (4)     (76)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  accumulated other comprehensive income (loss)......................................    1      (2)       4
Deferred income tax benefit (expense)................................................   (9)    (31)     (66)
                                                                                       ---    ----     -----
Balance, end of period...............................................................  $33    $ 19    $ (43)
                                                                                       ===    ====     =====
Change in net unrealized investment gains (losses)...................................  $14    $ 62    $ 113
                                                                                       ===    ====     =====

  CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months"

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                   DECEMBER 31, 2011
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................   $ 68       $  1      $ 36       $ 8       $104       $ 9
U.S. Treasury and agency securities.........     35         --        --        --         35        --
RMBS........................................     76          5        39        15        115        20
CMBS........................................     28          1        24         1         52         2
Foreign corporate securities................     23          1         6         2         29         3
ABS.........................................     45          1        22         1         67         2
Foreign government securities...............      1         --        --        --          1        --
                                               ----       ----      ----       ---       ----       ---
 Total fixed maturity securities............   $276       $  9      $127       $27       $403       $36
                                               ====       ====      ====       ===       ====       ===
EQUITY SECURITIES:
Non-redeemable preferred stock..............   $ --       $ --      $ 15       $ 5       $ 15       $ 5
                                               ====       ====      ====       ===       ====       ===
Total number of securities in an unrealized
  loss position.............................     74                   38
                                               ====                 ====

                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................   $147       $  4      $ 68       $ 9       $215       $13
U.S. Treasury and agency securities.........    137          3        --        --        137         3
RMBS........................................     62          1       117        18        179        19
CMBS........................................     23         --        41         3         64         3
Foreign corporate securities................     12         --        28         6         40         6
ABS.........................................     15         --        19         2         34         2
Foreign government securities...............     --         --        --        --         --        --
                                               ----       ----      ----       ---       ----       ---
 Total fixed maturity securities............   $396       $  8      $273       $38       $669       $46
                                               ====       ====      ====       ===       ====       ===
EQUITY SECURITIES:
Non-redeemable preferred stock..............   $ --       $ --      $ 15       $ 5       $ 15       $ 5
                                               ====       ====      ====       ===       ====       ===
Total number of securities in an unrealized
  loss position.............................     49                   59
                                               ====                 ====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                      DECEMBER 31, 2011
                                                      -------------------------------------------------------------------
                                                      COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                                      ---------------------- ----------------------  --------------------
                                                      LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                         20%        MORE        20%         MORE        20%       MORE
                                                      ---------    ------    ---------     ------    ---------   ------
                                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.................................   $256        $33        $  5         $ 9         58         11
Six months or greater but less than nine months......     17          7          --           2          8          1
Nine months or greater but less than twelve months...      4         --          --          --          4         --
Twelve months or greater.............................     86         36           7          13         26          3
                                                        ----        ---        ----         ---
  Total..............................................   $363        $76        $ 12         $24
                                                        ====        ===        ====         ===
Percentage of amortized cost.........................                             3%         32%
                                                                               ====         ===
EQUITY SECURITIES:
Less than six months.................................   $ --        $20        $ --         $ 5         --          1
Six months or greater but less than nine months......     --         --          --          --         --         --
Nine months or greater but less than twelve months...     --         --          --          --         --         --
Twelve months or greater.............................     --         --          --          --         --         --
                                                        ----        ---        ----         ---
  Total..............................................   $ --        $20        $ --         $ 5
                                                        ====        ===        ====         ===
Percentage of cost...................................                                        25%
                                                                                            ===

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                                                      DECEMBER 31, 2010
                                                      -------------------------------------------------------------------
                                                      COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                                      ---------------------- ----------------------  --------------------
                                                      LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                         20%        MORE        20%         MORE        20%       MORE
                                                      ---------    ------    ---------     ------    ---------   ------
                                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.................................   $401        $ --       $  9         $ --        47         --
Six months or greater but less than nine months......     --           2         --           --        --          1
Nine months or greater but less than twelve months...      4          --         --           --         2         --
Twelve months or greater.............................    240          68         18           19        45         12
                                                        ----        ----       ----         ----
  Total..............................................   $645        $ 70       $ 27         $ 19
                                                        ====        ====       ====         ====
Percentage of amortized cost.........................                             4%          27%
                                                                               ====         ====
EQUITY SECURITIES:
Less than six months.................................   $ --        $ --       $ --         $ --        --         --
Six months or greater but less than nine months......     --          20         --            5        --          1
Nine months or greater but less than twelve months...     --          --         --           --        --         --
Twelve months or greater.............................     --          --         --           --        --         --
                                                        ----        ----       ----         ----
  Total..............................................   $ --        $ 20       $ --         $  5
                                                        ====        ====       ====         ====
Percentage of cost...................................                                         25%
                                                                                            ====

  CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $41 million and $51 million at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2011   2010
                                                                    ----   ----
SECTOR:
RMBS...............................................................  49%    37%
U.S. corporate securities..........................................  22     26
Foreign corporate securities.......................................   7     12
CMBS...............................................................   5      7
ABS................................................................   5      4
U.S. Treasury and agency securities................................  --      5
Other..............................................................  12      9
                                                                    ---    ---
  Total............................................................ 100%   100%
                                                                    ===    ===
INDUSTRY:
Mortgage-backed....................................................  54%    44%
Finance............................................................  34     36
Consumer...........................................................   5      7
Asset-backed.......................................................   5      4
Utility............................................................   2      3
U.S. Treasury and agency securities................................  --      5
Industrial.........................................................  --      1
                                                                    ---    ---
  Total............................................................ 100%   100%
                                                                    ===    ===

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The Company held no fixed maturity securities or equity securities with a gross unrealized loss greater than $10 million at both December 31, 2011 and 2010. Gross unrealized losses on fixed maturity securities and equity securities decreased $10 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $15 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. The entire $15 million is related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans and sub-prime residential mortgage loans) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in
Note 1, management evaluates these non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                          -------------------------------------------------------------------------------------
                                              ALL TYPES OF                              INVESTMENT GRADE
                             ALL EQUITY      NON-REDEEMABLE     ---------------------------------------------------------------
                             SECURITIES      PREFERRED STOCK           ALL INDUSTRIES            FINANCIAL SERVICES INDUSTRY
                            ------------- --------------------  ----------------------------  ---------------------------------
                                GROSS       GROSS     % OF ALL      GROSS        % OF ALL         GROSS                   % A
                             UNREALIZED   UNREALIZED   EQUITY    UNREALIZED   NON-REDEEMABLE   UNREALIZED    % OF ALL    RATED
                               LOSSES       LOSSES   SECURITIES    LOSSES     PREFERRED STOCK    LOSSES     INDUSTRIES OR BETTER
                            ------------- ---------- ---------- ------------- --------------- ------------- ---------- ---------
                            (IN MILLIONS)                       (IN MILLIONS)                 (IN MILLIONS)
Less than six months.......      $ 5         $ 5        100%         $ 5            100%           $ 5         100%        0%
Six months or greater but
  less than twelve
  months...................       --          --         --%          --             --%            --          --%       --%
Twelve months or
  greater..................       --          --         --%          --             --%            --          --%       --%
                                 ---         ---                     ---                           ---
All equity securities with
  gross unrealized losses
  of 20% or more...........      $ 5         $ 5        100%         $ 5            100%           $ 5         100%        0%
                                 ===         ===                     ===                           ===

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               -----------------------
                                                                                 2011     2010    2009
                                                                               ------   ------  ------
                                                                                  (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized..................................................  $ --     $(5)    $(34)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
  comprehensive income (loss).................................................    --      --       21
                                                                                ----     ---     ----
 Net OTTI losses on fixed maturity securities recognized in earnings..........    --      (5)     (13)
 Fixed maturity securities -- net gains (losses) on sales and disposals.......    (5)     (4)      (7)
                                                                                ----     ---     ----
   Total gains (losses) on fixed maturity securities..........................    (5)     (9)     (20)
                                                                                ----     ---     ----
Other net investment gains (losses):
 Mortgage loans...............................................................    --      --       (1)
 Other limited partnership interests..........................................    --      --       (1)
                                                                                ----     ---     ----
     Total net investment gains (losses)......................................  $ (5)    $(9)    $(22)
                                                                                ====     ===     ====

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                           YEARS ENDED DECEMBER 31,   YEARS ENDED DECEMBER 31, YEARS ENDED DECEMBER 31,
                                           -----------------------    ------------------------ -----------------------
                                            2011       2010    2009    2011     2010    2009    2011     2010    2009
                                           -----      -----   -----   -----    -----   -----   -----    -----   -----
                                            FIXED MATURITY SECURITIES EQUITY SECURITIES              TOTAL
                                           -----------------------    ------------------------ -----------------------
                                                               (IN MILLIONS)
Proceeds.................................. $318       $268    $544    $  5     $  1    $ --    $323     $269    $544
                                           ====       ====    ====    ====     ====    ====    ====     ====    ====
Gross investment gains.................... $  3       $  1    $  7    $ --     $ --    $ --    $  3     $  1    $  7
                                           ----       ----    ----    ----     ----    ----    ----     ----    ----
Gross investment losses...................   (8)        (5)    (14)     --       --      --      (8)      (5)    (14)
                                           ----       ----    ----    ----     ----    ----    ----     ----    ----
Total OTTI losses recognized in earnings:
 Credit-related...........................   --         (5)    (10)     --       --      --      --       (5)    (10)
 Other (1)................................   --         --      (3)     --       --      --      --       --      (3)
                                           ----       ----    ----    ----     ----    ----    ----     ----    ----
   Total OTTI losses recognized in
     earnings.............................   --         (5)    (13)     --       --      --      --       (5)    (13)
                                           ----       ----    ----    ----     ----    ----    ----     ----    ----
     Net investment gains (losses)........ $ (5)      $ (9)   $(20)   $ --     $ --    $ --    $ (5)    $ (9)   $(20)
                                           ====       ====    ====    ----     ----    ====    ====     ====    ====

--------
(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                           2011     2010    2009
                                                         ------   ------  ------
                                                            (IN MILLIONS)
  Sector:
  U.S. and foreign corporate securities -- by industry:
   Finance..............................................  $ --     $ --    $ 6
   Communications.......................................    --       --      1
                                                          ----     ----    ---
     Total U.S. and foreign corporate securities........    --       --      7
  ABS...................................................    --        2      3
  RMBS..................................................    --        2      2
  CMBS..................................................    --        1      1
                                                          ----     ----    ---
     Total..............................................  $ --     $  5    $13
                                                          ====     ====    ===

   There were no equity security OTTI losses recognized in earnings for the years ended December 31, 2011, 2010 and 2009.

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                 2011         2010
                                                                               ------       ------
                                                                               (IN MILLIONS)
Balance, at January 1,........................................................  $ 5          $ 7
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI....................................   (2)          (2)
                                                                                ---          ---
Balance, at December 31,......................................................  $ 3          $ 5
                                                                                ===          ===

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Investment income:
Fixed maturity securities.............................  $104     $ 95    $ 93
Equity securities.....................................     2        1       1
Mortgage loans........................................    10        8       5
Policy loans..........................................     2        2       2
Cash, cash equivalents and short-term investments.....    --       (1)      1
                                                        ----     ----    ----
  Subtotal............................................   118      105     102
  Less: Investment expenses...........................     4        4       5
                                                        ----     ----    ----
   Net investment income..............................  $114     $101    $ 97
                                                        ====     ====    ====

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties. Elements of the securities lending program are presented below at:

                                                                  DECEMBER 31,
                                                                  -------------
                                                                    2011   2010
                                                                  ------ ------
                                                                  (IN MILLIONS)
Securities on loan: (1)
  Amortized cost.................................................  $273   $261
  Estimated fair value...........................................  $280   $272
Cash collateral on deposit from counterparties (2)...............  $288   $279
Reinvestment portfolio -- estimated fair value...................  $282   $270
--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for fixed maturity securities.

                                                                DECEMBER 31,
                                                                -------------
                                                                  2011   2010
                                                                ------ ------
                                                                (IN MILLIONS)
   Invested assets on deposit (1)..............................  $ 8    $ 8
   Invested assets pledged as collateral (2)...................    1     --
                                                                 ---    ---
    Total invested assets on deposit and pledged as collateral.  $ 9    $ 8
                                                                 ===    ===

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting of fixed maturity securities.

(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions. See Note 3.

  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                    ----------------------------------------
                                            2011                 2010
                                    -------------------  -------------------
                                       CARRYING    % OF     CARRYING    % OF
                                        VALUE      TOTAL     VALUE      TOTAL
                                    ------------- ------ ------------- ------
                                    (IN MILLIONS)        (IN MILLIONS)
  Mortgage loans:
   Commercial......................     $179       79.2%     $ 83       62.9%
   Agricultural....................       49       21.7        50       37.9
                                        ----      -----      ----      -----
     Subtotal......................      228      100.9       133      100.8
   Valuation allowances............       (2)      (0.9)       (1)      (0.8)
                                        ----      -----      ----      -----
       Total mortgage loans, net...     $226      100.0%     $132      100.0%
                                        ====      =====      ====      =====

   All of the commercial and agricultural mortgage loans held at both
December 31, 2011 and 2010 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2011 and 2010, as shown above, were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowances on agricultural mortgage loans were less than $1 million at December 31, 2011 and 2010.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                             MORTGAGE LOAN VALUATION ALLOWANCES
                                             --------------------------------
                                              COMMERCIAL    AGRICULTURAL  TOTAL
                                             -----------   ------------- ------
                                                      (IN MILLIONS)
Balance at January 1, 2009..................    $ --           $ --       $ --
Provision (release).........................       1             --          1
                                                ----           ----       ----
Balance at December 31, 2009................       1             --          1
Provision (release).........................      --             --         --
                                                ----           ----       ----
Balance at December 31, 2010................       1             --          1
Provision (release).........................       1             --          1
                                                ----           ----       ----
Balance at December 31, 2011................    $  2           $ --       $  2
                                                ====           ====       ====

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                   COMMERCIAL
                       ------------------------------------------------------------------
                                    RECORDED INVESTMENT
                       ---------------------------------------------
                         DEBT SERVICE COVERAGE RATIOS
                       --------------------------------         % OF    ESTIMATED    % OF
                        > 1.20X  1.00X - 1.20X  < 1.00X  TOTAL  TOTAL   FAIR VALUE   TOTAL
                       -------- -------------- -------- ------ ------ ------------- ------
                                     (IN MILLIONS)                    (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%.........   $147        $ --        $ --    $147   82.1%     $158       83.2%
65% to 75%............     30           2          --      32   17.9        32       16.8
Greater than 80%......     --          --          --      --     --        --         --
                         ----        ----        ----    ----  -----      ----      -----
 Total................   $177        $  2        $ --    $179  100.0%     $190      100.0%
                         ====        ====        ====    ====  =====      ====      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%.........   $ 28        $ --        $ --    $ 28   33.7%     $ 31       34.1%
65% to 75%............     26          28          --      54   65.1        59       64.8
Greater than 80%......      1          --          --       1    1.2         1        1.1
                         ----        ----        ----    ----  -----      ----      -----
 Total................   $ 55        $ 28        $ --    $ 83  100.0%     $ 91      100.0%
                         ====        ====        ====    ====  =====      ====      =====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below.

                                                    AGRICULTURAL
                                      ----------------------------------------
                                                    DECEMBER 31,
                                      ----------------------------------------
                                              2011                 2010
                                      -------------------  -------------------
                                        RECORDED     % OF    RECORDED     % OF
                                        INVESTMENT   TOTAL   INVESTMENT   TOTAL
                                      ------------- ------ ------------- ------
                                      (IN MILLIONS)        (IN MILLIONS)
Loan-to-value ratios:
Less than 65%........................      $49      100.0%      $49       98.0%
65% to 75%...........................       --         --         1        2.0
                                           ---      -----       ---      -----
  Total..............................      $49      100.0%      $50      100.0%
                                           ===      =====       ===      =====

   Past Due, Interest Accrual Status and Impaired Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with 100% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due, as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The Company had no impaired mortgage loans, no loans past due and no loans in non-accrual status at both December 31, 2011 and 2010. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2011 and 2010.

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had no mortgage loans modified during the period in a troubled debt restructuring.

  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $8 million and $10 million at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $3 million and $7 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. There were no impairments of cost method other limited partnership interests for the years ended December 31, 2011 and 2010. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $1 million for the year ended December 31, 2009.

  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                    DECEMBER 31,
                                      ----------------------------------------
                                              2011                 2010
                                      -------------------  -------------------
                                         CARRYING    % OF     CARRYING    % OF
                                          VALUE      TOTAL     VALUE      TOTAL
                                      ------------- ------ ------------- ------
                                      (IN MILLIONS)        (IN MILLIONS)
Freestanding derivatives with
  positive estimated fair values.....      $46       50.5%      $23      100.0%
Loans to affiliates..................       45       49.5        --         --
                                           ---      -----       ---      -----
  Total..............................      $91      100.0%      $23      100.0%
                                           ===      =====       ===      =====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates.

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $4 million and $29 million at December 31, 2011 and 2010, respectively.

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                               DECEMBER 31,
                                               ---------------------------------------------
                                                        2011                   2010
                                               ---------------------- ----------------------
                                                           MAXIMUM                MAXIMUM
                                                CARRYING   EXPOSURE    CARRYING   EXPOSURE
                                                AMOUNT    TO LOSS (1)  AMOUNT    TO LOSS (1)
                                               --------- ------------ --------- ------------
                                                               (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS (2).....................................   $314        $314       $355        $355
 CMBS (2).....................................    286         286        264         264
 ABS (2)......................................    134         134        114         114
U.S. corporate securities.....................      8           8          6           6
Foreign corporate securities..................      6           6         11          11
Equity securities available-for-sale:
 Non-redeemable preferred stock...............     15          15         15          15
Other limited partnership interests...........      1           2          9          13
                                                 ----        ----       ----        ----
   Total......................................   $764        $765       $774        $778
                                                 ====        ====       ====        ====

--------
(1)The maximum exposure to loss relating to the fixed maturity and equity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 9, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     YEARS ENDED DECEMBER 31,
                                                                     -----------------------
                                                                       2011     2010    2009
                                                                     ------   ------  ------
                                                                        (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates...  $ --     $ --    $  4
Amortized cost of invested assets transferred to affiliates.........  $ --     $ --    $  6
Net investment gains (losses) recognized on transfers...............  $ --     $ --    $ (2)
Estimated fair value of invested assets transferred from affiliates.  $ --     $ --    $ --

   During 2011, the Company loaned $45 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. The loan was outstanding at December 31, 2011, and is included in other invested assets. The loan is due on July 15, 2021 and bears interest, payable semi-annually, at 5.64%. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from this investment was $1 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment expenses were $3 million, $3 million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company had no additional affiliated net investment income for the year ended December 31, 2011. Additional affiliated net investment income was ($1) million and $1 million for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                 DECEMBER 31,
                                            -------------------------------------------------------
                                                       2011                        2010
                                            --------------------------- ---------------------------
                                                       ESTIMATED FAIR              ESTIMATED FAIR
                                                         VALUE (1)                   VALUE (1)
                                                     ------------------          ------------------
PRIMARY UNDERLYING                          NOTIONAL                    NOTIONAL
RISK EXPOSURE       INSTRUMENT TYPE          AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
------------------  ----------------------- -------- ------ ----------- -------- ------ -----------
                                                                 (IN MILLIONS)
Interest rate       Interest rate swaps....  $   13   $ --      $ 1      $   11   $ --     $ --
                    Interest rate floors...   1,040     42       --       1,040     20       --
Foreign currency    Foreign currency swaps.      15      3        1          16      2        1
Credit              Credit default swaps...      37      1       --          40      1       --
                                             ------   ----      ---      ------   ----     ----
                    Total..................  $1,105   $ 46      $ 2      $1,107   $ 23     $  1
                                             ======   ====      ===      ======   ====     ====

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                               REMAINING LIFE
                        ------------------------------------------------------------
                                    AFTER ONE YEAR AFTER FIVE YEARS
                        ONE YEAR OR  THROUGH FIVE    THROUGH TEN    AFTER TEN
                           LESS         YEARS           YEARS         YEARS   TOTAL
                        ----------- -------------- ---------------- --------- ------
                                               (IN MILLIONS)
Interest rate swaps....    $ --         $   13           $ --         $ --    $   13
Interest rate floors...      --          1,040             --           --     1,040
Foreign currency swaps.      --              7             --            8        15
Credit default swaps...       1             36             --           --        37
                           ----         ------           ----         ----    ------
 Total.................    $  1         $1,096           $ --         $  8    $1,105
                           ====         ======           ====         ====    ======

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                        DECEMBER 31,
                                                   -----------------------------------------------------------
                                                              2011                          2010
                                                   ----------------------------- -----------------------------
                                                            ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
                                                   NOTIONAL -------------------- NOTIONAL --------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS       AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
-------------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                        (IN MILLIONS)
Fair value hedges:
  Interest rate swaps.............................   $ 2     $ --      $ --        $ --    $ --      $ --
  Cash flow hedges:...............................
  Foreign currency swaps..........................   $15     $  3      $  1        $ 16    $  2      $  1
                                                     ---     ----      ----        ----    ----      ----
   Total qualifying hedges........................   $17     $  3      $  1        $ 16    $  2      $  1
                                                     ===     ====      ====        ====    ====      ====

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                        DECEMBER 31,
                                                   -----------------------------------------------------------
                                                              2011                          2010
                                                   ----------------------------- -----------------------------
                                                            ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT QUALIFYING AS    NOTIONAL -------------------- NOTIONAL --------------------
HEDGING INSTRUMENTS                                 AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
-------------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                        (IN MILLIONS)
Interest rate swaps...............................  $   11   $ --       $ 1       $   11   $ --      $ --
Interest rate floors..............................   1,040     42        --        1,040     20        --
Credit default swaps..............................      37      1        --           40      1        --
                                                    ------   ----       ---       ------   ----      ----
  Total non-designated or
   non-qualifying derivatives.....................  $1,088   $ 43       $ 1       $1,091   $ 21      $ --
                                                    ======   ====       ===       ======   ====      ====

  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2011     2010     2009
                                                      ------   ------   ------
                                                         (IN MILLIONS)
Derivatives and hedging gains (losses) (1)...........  $ 36     $ 15    $ (71)
Embedded derivatives.................................   290       87     (208)
                                                       ----     ----    -----
  Total net derivative gains (losses)................  $326     $102    $(279)
                                                       ====     ====    =====
--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow hedging relationships, which are not presented elsewhere in this note.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2011, 2010 and 2009.

   The Company recognized $14 million, $15 million and $9 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2011, 2010 and 2009, respectively.

  FAIR VALUE HEDGES

   The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of fair value hedging.

   The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2011. Changes in the fair value of the derivatives and the hedged items were insignificant for the year ended December 31, 2011. The Company did not have any fair value hedges during the years ended December 31, 2010 and 2009.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, as cash flow hedges, when they have met the requirements of cash flow hedging.

   For the years ended December 31, 2011, 2010 and 2009, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. For the years ended December 31, 2011, 2010 and 2009, there were no reclassifications to net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2011, 2010 and 2009.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                          YEARS ENDED DECEMBER 31,
                                                                                          -----------------------
                                                                                          2011     2010    2009
                                                                                          ----     ----    ----
                                                                                          (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.....................  $1      $ 1     $ 4
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of
  cash flow hedges.......................................................................   1       --      (3)
                                                                                           --      ---     ---
Accumulated other comprehensive income (loss), balance at December 31,...................  $2      $ 1     $ 1
                                                                                           ==      ===     ===

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   For the years ended December 31, 2011 and 2010, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the year ended December 31, 2009, there was an insignificant amount reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2011, 2010 and 2009, there were no amounts reclassified to net investment income related to foreign currency swaps.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, floors and interest rate futures to economically hedge its exposure to interest rates; (ii) credit default swaps to economically hedge exposure to adverse movements in credit; and (iii) credit default swaps to synthetically create investments.

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                 NET DERIVATIVE
                                                                 GAINS (LOSSES)
                                                                 --------------
                                                                 (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps.............................................      $ --
Interest rate floors............................................        22
Interest rate futures...........................................        --
Credit default swaps............................................         1
                                                                      ----
  Total.........................................................      $ 23
                                                                      ====
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps.............................................      $ (1)
Interest rate floors............................................        26
Interest rate futures...........................................       (25)
Credit default swaps............................................        --
                                                                      ----
  Total.........................................................      $ --
                                                                      ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps.............................................      $ --
Interest rate floors............................................       (79)
Interest rate futures...........................................        (1)
Credit default swaps............................................        --
                                                                      ----
  Total.........................................................      $(80)
                                                                      ====

  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $23 million at both December 31, 2011 and 2010 respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid an insignificant amount to terminate all of these contracts. At December 31, 2010 the Company would have received an insignificant amount to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                                          2011                                   2010
                                         -------------------------------------- --------------------------------------
                                                       MAXIMUM                                MAXIMUM
                                         ESTIMATED      AMOUNT                  ESTIMATED    AMOUNT OF
                                         FAIR VALUE   OF FUTURE      WEIGHTED   FAIR VALUE     FUTURE       WEIGHTED
                                         OF CREDIT  PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED   DEFAULT   CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                     SWAPS      SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (IN MILLIONS)                          (IN MILLIONS)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................    $ --         $ 2           2.0         $ --         $ 2           3.0
   Credit default swaps referencing
     indices............................      --           1           1.0           --           1           2.0
                                            ----         ---                       ----         ---
    Subtotal............................      --           3           1.7           --           3           2.7
                                            ----         ---                       ----         ---
   Baa
   Credit default swaps referencing
     indices............................      --          20           5.0           --          20           5.0
                                            ----         ---                       ----         ---
      Total.............................    $ --         $23           4.6         $ --         $23           4.7
                                            ====         ===                       ====         ===

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011, the Company was obligated to return cash collateral under its control of $37 million. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. At December 31, 2010 the Company did not accept any cash collateral. At December 31, 2011, the Company had received collateral consisting of various securities with a fair market value of $4 million, which was held in separate custodial accounts. At December 31, 2010, the Company had not received any securities collateral. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                      ESTIMATED FAIR VALUE OF     FAIR VALUE OF INCREMENTAL
                                       COLLATERAL PROVIDED:       COLLATERAL PROVIDED UPON:
                                      ----------------------- ----------------------------------
                                                                            DOWNGRADE IN THE
                                                              ONE NOTCH COMPANY'S CREDIT RATING
                                                              DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                               IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                          COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET     FIXED MATURITY       CREDIT        TERMINATION OF
                   LIABILITY POSITION     SECURITIES (2)       RATING   THE DERIVATIVE POSITION
                   ------------------ ----------------------- --------- ------------------------
                                                   (IN MILLIONS)
DECEMBER 31, 2011.        $  1                 $  1             $ --              $ --
DECEMBER 31, 2010.        $  1                 $ --             $ --              $  1

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $1 million. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be insignificant. This amount does not consider an insignificant amount of gross derivative assets for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At both December 31, 2011 and 2010, the Company did not provide any cash collateral for exchange-traded futures.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                  DECEMBER 31,
                                                                  -------------
                                                                    2011   2010
                                                                  ------ ------
                                                                  (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $715   $284
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $135   $ 15

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Net derivative gains (losses) (1), (2)................  $290     $87    $(208)
--------
(1)The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $29 million, ($12) million and ($120) million, for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($62) million, $44 million and $235 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


4.  FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                                   DECEMBER 31, 2011
                                                              -----------------------------------------------------------
                                                               FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                              -------------------------------------------------
                                                               QUOTED PRICES IN
                                                              ACTIVE MARKETS FOR SIGNIFICANT OTHER SIGNIFICANT    TOTAL
                                                               IDENTICAL ASSETS     OBSERVABLE     UNOBSERVABLE ESTIMATED
                                                               AND LIABILITIES        INPUTS          INPUTS      FAIR
                                                                  (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                              ------------------ ----------------- ------------ ---------
                                                                                     (IN MILLIONS)
ASSETS:
Fixed maturity securities:
  U.S. corporate securities..................................        $ --             $   942          $ 16      $   958
  U.S. Treasury and agency securities........................         220                 112            --          332
  RMBS.......................................................          --                 303            11          314
  CMBS.......................................................          --                 286            --          286
  Foreign corporate securities...............................          --                 150             6          156
  ABS........................................................          --                 128             6          134
  State and political subdivision securities.................          --                  19            --           19
  Foreign government securities..............................          --                  11            --           11
                                                                     ----             -------          ----      -------
   Total fixed maturity securities...........................         220               1,951            39        2,210
                                                                     ----             -------          ----      -------
Equity securities:
  Common stock...............................................           1                  --            19           20
  Non-redeemable preferred stock.............................          --                  --            15           15
                                                                     ----             -------          ----      -------
   Total equity securities...................................           1                  --            34           35
                                                                     ----             -------          ----      -------
Short-term investments.......................................          67                   2            --           69
Derivative assets: (1)
  Interest rate contracts....................................          --                  42            --           42
  Foreign currency contracts.................................          --                   3            --            3
  Credit contracts...........................................          --                   1            --            1
                                                                     ----             -------          ----      -------
   Total derivative assets...................................          --                  46            --           46
                                                                     ----             -------          ----      -------
Net embedded derivatives within asset host contracts (2).....          --                  --           715          715
Separate account assets (3)..................................          --              10,337            --       10,337
                                                                     ----             -------          ----      -------
    Total assets.............................................        $288             $12,336          $788      $13,412
                                                                     ====             =======          ====      =======
LIABILITIES:
Derivative liabilities: (1)
  Interest rate contracts....................................        $ --             $     1          $ --      $     1
  Foreign currency contracts.................................          --                   1            --            1
  Credit contracts...........................................          --                  --            --           --
                                                                     ----             -------          ----      -------
   Total derivative liabilities..............................          --                   2            --            2
                                                                     ----             -------          ----      -------
Net embedded derivatives within liability host contracts (2).          --                  --           135          135
                                                                     ----             -------          ----      -------
    Total liabilities........................................        $ --             $     2          $135      $   137
                                                                     ====             =======          ====      =======

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                -----------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR SIGNIFICANT OTHER SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS     OBSERVABLE     UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES        INPUTS          INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ---------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................        $ --             $   836          $ 22      $   858
 U.S. Treasury and agency securities...........          89                 203            --          292
 RMBS..........................................          --                 344            11          355
 CMBS..........................................          --                 264            --          264
 Foreign corporate securities..................          --                 102            25          127
 ABS...........................................          --                  95            19          114
 State and political subdivision securities....          --                  13            --           13
 Foreign government securities.................          --                  11            --           11
                                                       ----             -------          ----      -------
   Total fixed maturity securities.............          89               1,868            77        2,034
                                                       ----             -------          ----      -------
Equity securities:
 Common stock..................................           2                  --            10           12
 Non-redeemable preferred stock................          --                  --            15           15
                                                       ----             -------          ----      -------
   Total equity securities.....................           2                  --            25           27
                                                       ----             -------          ----      -------
Short-term investments (4).....................          42                   4             9           55
Derivative assets: (1)
 Interest rate contracts.......................          --                  20            --           20
 Foreign currency contracts....................          --                   2            --            2
 Credit contracts..............................          --                   1            --            1
                                                       ----             -------          ----      -------
   Total derivative assets.....................          --                  23            --           23
                                                       ----             -------          ----      -------
Net embedded derivatives within asset host
  contracts (2)................................        $ --             $    --          $284      $   284
Separate account assets (3)....................          --              10,700            --       10,700
                                                       ----             -------          ----      -------
     Total assets..............................        $133             $12,595          $395      $13,123
                                                       ====             =======          ====      =======
LIABILITIES:
Derivative liabilities: (1)
 Interest rate contracts.......................        $ --             $    --          $ --      $    --
 Foreign currency contracts....................          --                   1            --            1
 Credit contracts..............................          --                  --            --           --
                                                       ----             -------          ----      -------
   Total derivative liabilities................          --                   1            --            1
                                                       ----             -------          ----      -------
Net embedded derivatives within liability host
  contracts (2)................................          --                  --            15           15
                                                       ----             -------          ----      -------
     Total liabilities.........................        $ --             $     1          $ 15      $    16
                                                       ====             =======          ====      =======

--------

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4)Short-term investments as presented in the tables above differ from the amounts presented in the balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   See Note 2 for discussion of certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts consist of mutual funds. See
"-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities and Short-term Investments

   This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


      U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

      Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

      U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

      Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company. These derivatives are principally valued using an income approach.

  Interest rate contracts.

   Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter-Bank Offer Rate ("LIBOR") basis curves.

   Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

  Foreign currency contracts.

   Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Credit contracts.

   Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Separate Account Assets

   These assets are comprised of certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

      U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

      Structured securities comprised of RMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


      Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Direct Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   During the year ended December 31, 2011, there were no transfers into Level 3. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $5 million were comprised of certain
U.S. corporate securities.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011 transfers out of Level 3 for fixed maturity securities of $24 million were comprised of certain ABS and U.S. and foreign corporate securities. During the year ended December 31, 2010, there were no transfers out of Level 3.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                               FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                            ------------------------------------------------------------------------------
                                               FIXED MATURITY SECURITIES:    EQUITY SECURITIES:
                                            -------------------------------  -----------------
                                                                                        NON-
                                               U.S.          FOREIGN                 REDEEMABLE                   NET
                                            CORPORATE       CORPORATE        COMMON  PREFERRED  SHORT-TERM     EMBEDDED
                                            SECURITIES RMBS SECURITIES  ABS  STOCK     STOCK    INVESTMENTS DERIVATIVES (5)
                                            ---------- ---- ---------- ----  ------  ---------- ----------- ---------------
                                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,........................    $ 22    $ 11    $ 25    $ 19   $ 10      $ 15       $  9          $269
Total realized/unrealized gains
  (losses) included in:
 Earnings: (1), (2)
   Net investment income...................      --      --      --      --     --        --         --            --
   Net investment gains (losses)...........      --      --      (3)     --     --        --         --            --
   Net derivative gains (losses)...........      --      --      --      --     --        --         --           290
 Other comprehensive income
   (loss)..................................       1      --       2       1     --        --         --            --
Purchases (3)..............................       2      --       6       5      9        --         --            --
Sales (3)..................................      (2)     --     (17)     (9)    --        --         (9)           --
Issuances (3)..............................      --      --      --      --     --        --         --            --
Settlements (3)............................      --      --      --      --     --        --         --            21
Transfers into Level 3 (4).................      --      --      --      --     --        --         --            --
Transfers out of Level 3 (4)...............      (7)     --      (7)    (10)    --        --         --            --
                                               ----    ----    ----    ----   ----      ----       ----          ----
Balance, December 31,......................    $ 16    $ 11    $  6    $  6   $ 19      $ 15       $ --          $580
                                               ====    ====    ====    ====   ====      ====       ====          ====
Changes in unrealized gains (losses)
  relating to assets and liabilities still
  held at December 31, 2011 included
  in earnings:
   Net investment income...................    $ --    $ --    $ --    $ --   $ --      $ --       $ --          $ --
   Net investment gains (losses)...........    $ --    $ --    $ --    $ --   $ --      $ --       $ --          $ --
   Net derivative gains (losses)...........    $ --    $ --    $ --    $ --   $ --      $ --       $ --          $293

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                               FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                            ------------------------------------------------------------------------------
                                               FIXED MATURITY SECURITIES:     EQUITY SECURITIES:
                                            --------------------------------  -----------------
                                                                                         NON-
                                               U.S.           FOREIGN                 REDEEMABLE                  NET
                                            CORPORATE        CORPORATE        COMMON  PREFERRED  SHORT-TERM     EMBEDDED
                                            SECURITIES RMBS  SECURITIES  ABS  STOCK     STOCK    INVESTMENTS DERIVATIVES(5)
                                            ---------- ----  ---------- ----  ------  ---------- ----------- --------------
                                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........................    $ 16    $ 10     $ 20    $ 22   $ --      $ 14       $ --          $160
Total realized/unrealized gains (losses)
  included in:
 Earnings: (1), (2)
   Net investment income...................      --      --       --      --     --        --         --            --
   Net investment gains (losses)...........      --      (3)      --      --     --        --         --            --
   Net derivative gains (losses)...........      --      --       --      --     --        --         --            87
 Other comprehensive income
   (loss)..................................       1       5        3       2     --         1         --            --
Purchases, sales, issuances and
  settlements (3)..........................      --      (1)       2      (5)    10        --          9            22
Transfers into Level 3 (4).................       5      --       --      --     --        --         --            --
Transfers out of Level 3 (4)...............      --      --       --      --     --        --         --            --
                                               ----    ----     ----    ----   ----      ====       ----          ----
Balance, December 31,......................    $ 22    $ 11     $ 25    $ 19   $ 10      $ 15       $  9          $269
                                               ====    ====     ====    ====   ====      ====       ====          ====
Changes in unrealized gains (losses)
  relating to assets and liabilities still
  held at December 31, 2010 included
  in earnings:
   Net investment income...................    $ --    $ --     $ --    $ --   $ --      $ --       $ --          $ --
   Net investment gains (losses)...........    $ --    $ --     $ --    $ --   $ --      $ --       $ --          $ --
   Net derivative gains (losses)...........    $ --    $ --     $ --    $ --   $ --      $ --       $ --          $ 91

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                   ------------------------------------------------------------------------------
                                      FIXED MATURITY SECURITIES:                  EQUITY SECURITIES:
                                   --------------------------------  --------------------------------------------
                                                                               NON-
                                      U.S.           FOREIGN                REDEEMABLE                   NET
                                   CORPORATE        CORPORATE        COMMON PREFERRED  SHORT-TERM     EMBEDDED
                                   SECURITIES RMBS  SECURITIES  ABS  STOCK    STOCK    INVESTMENTS DERIVATIVES (5)
                                   ---------- ----  ---------- ----  ------ ---------- ----------- ---------------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,...............    $  8    $ 12     $ 19    $ 18   $ --     $  9       $ --          $ 343
Total realized/unrealized gains
  (losses) included in:
 Earnings: (1), (2)
   Net investment income..........      --      --       --      --     --       --         --             --
   Net investment gains
     (losses).....................      --      (2)      --      --     --       --         --             --
   Net derivative gains
     (losses).....................      --      --       --      --     --       --         --           (205)
 Other comprehensive income
   (loss).........................       2       5        7       5     --        5         --             --
Purchases, sales, issuances and
  settlements (3).................       6      (5)      (6)     (1)    --       --         --             22
Transfers into and/or out of
  Level 3 (4).....................      --      --       --      --     --       --         --             --
                                      ----    ----     ----    ----   ----     ----       ----          -----
Balance, December 31,.............    $ 16    $ 10     $ 20    $ 22   $ --     $ 14       $ --          $ 160
                                      ====    ====     ====    ====   ====     ====       ====          =====
Changes in unrealized gains
  (losses) relating to assets and
  liabilities still held at
  December 31, 2009 included in
  earnings:
   Net investment income..........    $ --    $ --     $ --    $ --   $ --     $ --       $ --          $  --
   Net investment gains
     (losses).....................    $ --    $ (3)    $ --    $ --   $ --     $ --       $ --          $  --
   Net derivative gains
     (losses).....................    $ --    $ --     $ --    $ --   $ --     $ --       $ --          $(202)

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

  NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

   There were no impairments to other limited partnership interests for the years ended December 31, 2011 and 2010. At December 31, 2009, the Company held $2 million in cost method other limited partnership interests which were impaired during the year based on the underlying limited partnership financial statements. Included within net investment gains (losses) for such other limited partnerships were impairments of $1 million for the year ended December 31, 2009.

   Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes a private equity fund that invests primarily in domestic leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011 and 2010.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                          DECEMBER 31,
                                                     ------------------------------------------------------
                                                                2011                        2010
                                                     --------------------------- --------------------------
                                                                       ESTIMATED                   ESTIMATED
                                                     NOTIONAL CARRYING   FAIR    NOTIONAL CARRYING   FAIR
                                                      AMOUNT   VALUE     VALUE    AMOUNT   VALUE     VALUE
                                                     -------- -------- --------- -------- -------- ---------
                                                                          (IN MILLIONS)
ASSETS:
Mortgage loans, net.................................           $  226   $  243             $  132   $  145
Policy loans........................................           $   26   $   47             $   27   $   43
Other limited partnership interests (1).............           $    1   $    2             $    2   $    2
Short-term investments (2)..........................           $   --   $   --             $    2   $    2
Other invested assets (1)...........................           $   45   $   50             $   --   $   --
Cash and cash equivalents...........................           $   44   $   44             $   31   $   31
Accrued investment income...........................           $   26   $   26             $   22   $   22
Premiums, reinsurance and other receivables (1).....           $1,416   $1,530             $1,498   $1,618
Other assets (1)....................................           $    6   $    6             $    6   $    5
LIABILITIES:
PABs (1)............................................           $2,344   $2,676             $2,257   $2,526
Payables for collateral under securities loaned and
  other transactions................................           $  325   $  325             $  279   $  279
COMMITMENTS: (3)
Mortgage loan commitments...........................   $ 3     $   --   $   --     $25     $   --   $   --
Commitments to fund private corporate bond
  investments.......................................   $13     $   --   $    3     $18     $   --   $   (1)

--------
(1)Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(2)Short-term investments as presented in the table above differ from the amounts presented in the balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(3)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, short-term investments, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Limited Partnership Interests

   Other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheets represents other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are comprised of certain amounts recoverable under reinsurance agreements.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Other Assets

   Other assets in the preceding table are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding table represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                                              DAC   VOBA  TOTAL
                                                             -----  ----  -----
                                                                (IN MILLIONS)
Balance at January 1, 2009.................................. $ 435  $132  $ 567
Capitalizations.............................................    69    --     69
                                                             -----  ----  -----
  Subtotal..................................................   504   132    636
                                                             -----  ----  -----
Amortization related to:
  Net investment gains (losses).............................    55    --     55
  Other expenses............................................   (58)    1    (57)
                                                             -----  ----  -----
   Total amortization.......................................    (3)    1     (2)
                                                             -----  ----  -----
Unrealized investment gains (losses)........................   (54)  (17)   (71)
                                                             -----  ----  -----
Balance at December 31, 2009................................   447   116    563
Capitalizations.............................................    44    --     44
                                                             -----  ----  -----
  Subtotal..................................................   491   116    607
                                                             -----  ----  -----
Amortization related to:
  Net investment gains (losses).............................   (39)   --    (39)
  Other expenses............................................   (53)  (36)   (89)
                                                             -----  ----  -----
   Total amortization.......................................   (92)  (36)  (128)
                                                             -----  ----  -----
Unrealized investment gains (losses)........................    (7)   (1)    (8)
                                                             -----  ----  -----
Balance at December 31, 2010................................   392    79    471
Capitalizations.............................................    39    --     39
                                                             -----  ----  -----
  Subtotal..................................................   431    79    510
                                                             -----  ----  -----
Amortization related to:
  Net investment gains (losses).............................   (92)   --    (92)
  Other expenses............................................   (84)  (12)   (96)
                                                             -----  ----  -----
   Total amortization.......................................  (176)  (12)  (188)
                                                             -----  ----  -----
Unrealized investment gains (losses)........................    (7)   (1)    (8)
                                                             -----  ----  -----
Balance at December 31, 2011................................ $ 248  $ 66  $ 314
                                                             =====  ====  =====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $14 million in 2012, $13 million in 2013, $10 million in 2014, $9 million in 2015 and $8 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

6.  INSURANCE

  SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                                     AMOUNT
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................     $ 88
Capitalization...................................................       11
Amortization.....................................................      (13)
                                                                      ----
Balance at December 31, 2009.....................................       86
Capitalization...................................................        5
Amortization.....................................................       (7)
                                                                      ----
Balance at December 31, 2010.....................................       84
Capitalization...................................................        3
Amortization.....................................................      (16)
                                                                      ----
Balance at December 31, 2011.....................................     $ 71
                                                                      ====

  SEPARATE ACCOUNTS

   Separate account assets and liabilities consist of pass-through separate accounts totaling $10.3 billion and $10.7 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

   MetLife Investors Insurance Company is a member of the Federal Home Loan Bank of Des Moines ("FHLB of Des Moines") and held $20 million and $10 million of common stock of the FHLB of Des Moines at December 31, 2011 and 2010, respectively, which is included in equity securities. The Company has also entered into funding agreements with the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, including RMBS to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines. The amount of the liability for funding agreements with the FHLB of Des Moines was $220 million at December 31, 2011, which is included in PABs. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $291 million at December 31, 2011. There were no funding agreements with the FHLB of Des Moines at December 31, 2010.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   Information regarding the types of guarantees relating to annuity contracts was as follows:

                                                                       DECEMBER 31,
                                              -----------------------------------------------------------
                                                           2011                            2010
                                              ---------------------------     ---------------------------
                                                  IN THE           AT             IN THE           AT
                                              EVENT OF DEATH  ANNUITIZATION   EVENT OF DEATH  ANNUITIZATION
                                              --------------  -------------   --------------  -------------
                                                                       (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................   $   4,588             N/A       $   4,561             N/A
Net amount at risk (2).......................   $     153 (3)         N/A       $      85 (3)         N/A
Average attained age of contractholders......    64 years             N/A        63 years             N/A

ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value.......................   $   6,987       $   7,341       $   7,424       $   7,480
Net amount at risk (2).......................   $   1,012 (3)   $   1,665 (4)   $     712 (3)   $     991 (4)
Average attained age of contractholders......    65 years        64 years        64 years        64 years

--------
(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts was as follows:

                                                    ANNUITY CONTRACTS
                                                 -----------------------
                                                 GUARANTEED  GUARANTEED
                                                   DEATH    ANNUITIZATION
                                                  BENEFITS    BENEFITS    TOTAL
                                                 ---------- ------------- -----
                                                         (IN MILLIONS)
DIRECT
Balance at January 1, 2009......................    $ 42        $ 74      $116
Incurred guaranteed benefits....................      33          (4)       29
Paid guaranteed benefits........................     (47)         --       (47)
                                                    ----        ----      ----
Balance at December 31, 2009....................      28          70        98
Incurred guaranteed benefits....................      28          18        46
Paid guaranteed benefits........................     (24)         --       (24)
                                                    ----        ----      ----
Balance at December 31, 2010....................      32          88       120
Incurred guaranteed benefits....................      17          31        48
Paid guaranteed benefits........................      (7)         --        (7)
                                                    ----        ----      ----
Balance at December 31, 2011....................    $ 42        $119      $161
                                                    ====        ====      ====

CEDED
Balance at January 1, 2009......................    $ 42        $ 25      $ 67
Incurred guaranteed benefits....................      33          (1)       32
Paid guaranteed benefits........................     (47)         --       (47)
                                                    ----        ----      ----
Balance at December 31, 2009....................      28          24        52
Incurred guaranteed benefits....................      28           6        34
Paid guaranteed benefits........................     (24)         --       (24)
                                                    ----        ----      ----
Balance at December 31, 2010....................      32          30        62
Incurred guaranteed benefits....................      17          11        28
Paid guaranteed benefits........................      (7)         --        (7)
                                                    ----        ----      ----
Balance at December 31, 2011....................    $ 42        $ 41      $ 83
                                                    ====        ====      ====

NET
Balance at January 1, 2009......................    $ --        $ 49      $ 49
Incurred guaranteed benefits....................      --          (3)       (3)
Paid guaranteed benefits........................      --          --        --
                                                    ----        ----      ----
Balance at December 31, 2009....................      --          46        46
Incurred guaranteed benefits....................      --          12        12
Paid guaranteed benefits........................      --          --        --
                                                    ----        ----      ----
Balance at December 31, 2010....................      --          58        58
Incurred guaranteed benefits....................      --          20        20
Paid guaranteed benefits........................      --          --        --
                                                    ----        ----      ----
Balance at December 31, 2011....................    $ --        $ 78      $ 78
                                                    ====        ====      ====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                                 DECEMBER 31,
                                                                ---------------
                                                                 2011    2010
                                                                ------- -------
                                                                 (IN MILLIONS)
Fund Groupings:
Balanced....................................................... $ 5,965 $ 5,992
Equity.........................................................   3,461   3,777
Bond...........................................................     564     552
Specialty......................................................     174     202
Money Market...................................................     131     127
                                                                ------- -------
  Total........................................................ $10,295 $10,650
                                                                ======= =======

7.  REINSURANCE

   The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

   The Company reinsures 100% of the living and death benefit guarantees in connection with its variable annuities issued since 2001 to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its remaining business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company had $10 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2011 and 2010. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2011     2010    2009
                                                               ----     ----    ----
                                                                 (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  8     $  6    $  5
Reinsurance ceded.............................................   (1)      (1)     (1)
                                                                ----     ----    ----
 Net premiums................................................. $  7     $  5    $  4
                                                                ====     ====    ====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $240     $216    $185
Reinsurance ceded.............................................  (36)     (32)    (29)
                                                                ----     ----    ----
 Net universal life and investment-type product policy fees... $204     $184    $156
                                                                ====     ====    ====
OTHER REVENUES:
Direct other revenues......................................... $ 26     $ 22    $ 17
Reinsurance ceded.............................................   78       78      79
                                                                ----     ----    ----
 Net other revenues........................................... $104     $100    $ 96
                                                                ====     ====    ====
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $ 92     $ 68    $ 49
Reinsurance ceded.............................................  (33)     (29)    (13)
                                                                ----     ----    ----
 Net policyholder benefits and claims......................... $ 59     $ 39    $ 36
                                                                ====     ====    ====
OTHER EXPENSES:
Direct other expenses......................................... $273     $205    $ 74
Reinsurance ceded.............................................   (3)      (3)     (3)
                                                                ----     ----    ----
 Net other expenses........................................... $270     $202    $ 71
                                                                ====     ====    ====

   The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                    DECEMBER 31, 2011
                                                                  ----------------------
                                                                                  TOTAL
                                                                                 BALANCE
                                                                  DIRECT  CEDED   SHEET
                                                                  ------ ------  -------
                                                                      (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......................  $  9  $2,305  $2,314
Deferred policy acquisition costs and value of business acquired.   371     (57)    314
                                                                   ----  ------  ------
 Total assets....................................................  $380  $2,248  $2,628
                                                                   ====  ======  ======
LIABILITIES:
Other liabilities................................................  $ 53  $    8  $   61
                                                                   ====  ======  ======

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2010
                                                                  ----------------------
                                                                                  TOTAL
                                                                                 BALANCE
                                                                  DIRECT  CEDED   SHEET
                                                                  ------ ------  -------
                                                                      (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......................  $ 11  $1,863  $1,874
Deferred policy acquisition costs and value of business acquired.   525     (54)    471
                                                                   ----  ------  ------
 Total assets....................................................  $536  $1,809  $2,345
                                                                   ====  ======  ======
LIABILITIES:
Other liabilities................................................  $ 39  $    9  $   48
                                                                   ====  ======  ======

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions."

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), General American Life Insurance Company and Exeter, all of which are related parties.

   Information regarding the effect of affiliated reinsurance included in the statements of operations was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2011     2010    2009
                                                            ----     ----    ----
                                                              (IN MILLIONS)
   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
   Reinsurance ceded....................................... $(35)    $(32)   $(28)

   OTHER REVENUES:
   Reinsurance ceded....................................... $ 78     $ 78    $ 79

   POLICYHOLDER BENEFITS AND CLAIMS:
   Reinsurance ceded....................................... $(31)    $(26)   $(12)

   OTHER EXPENSES:
   Reinsurance ceded....................................... $ (3)    $ (3)   $ (3)

   Information regarding the effect of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                   DECEMBER 31,
                                                                  --------------
                                                                   2011    2010
                                                                  ------  ------
                                                                   (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $2,295  $1,851
Deferred policy acquisition costs and value of business acquired.    (57)    (54)
                                                                  ------  ------
 Total assets.................................................... $2,238  $1,797
                                                                  ======  ======
LIABILITIES:
Other liabilities................................................ $    8  $    7
                                                                  ======  ======

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with these cessions are included within premiums, reinsurance and other receivables and were assets of $715 million and $284 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were $380 million, $42 million and ($404) million, for the years ended December 31, 2011, 2010 and 2009, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.5 billion of unsecured affiliated reinsurance recoverable balances at both December 31, 2011 and 2010.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.4 billion and $1.5 billion, at December 31, 2011 and 2010, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

8.  INCOME TAX

   The provision for income tax was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Current:
  Federal.............................................  $24      $30     $ (2)
Deferred:
  Federal.............................................   62       (4)     (81)
                                                        ---      ---     ----
   Provision for income tax expense (benefit).........  $86      $26     $(83)
                                                        ===      ===     ====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $103     $ 40    $(67)
Tax effect of:
  Tax-exempt investment income........................   (13)     (12)    (12)
  Prior year tax......................................    (2)      (1)     (4)
  Tax credits.........................................    (2)      --      --
  Other, net..........................................    --       (1)     --
                                                        ----     ----    ----
   Provision for income tax expense (benefit).........  $ 86     $ 26    $(83)
                                                        ====     ====    ====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                  DECEMBER 31,
                                                                  ------------
                                                                    2011   2010
                                                                  ------ ------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables....................... $  --  $  29
  Investments, including derivatives.............................     8     --
  Tax credit carryforwards.......................................     2     --
                                                                  -----  -----
                                                                     10     29
                                                                  -----  -----
Deferred income tax liabilities:
  Policyholder liabilities and receivables.......................   131     --
  Net unrealized investment gains................................    18     10
  Investments, including derivatives.............................    --     33
  DAC............................................................    88    143
  Other..........................................................     1      1
                                                                  -----  -----
                                                                    238    187
                                                                  -----  -----
   Net deferred income tax asset (liability)..................... $(228) $(158)
                                                                  =====  =====

   Tax credit carryforwards of $2 million at December 31, 2011 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due to MetLife include $8 million for 2011, and the amounts due from MetLife include $16 million and $2 million for 2010 and 2009, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2006. The IRS exam of the current audit cycle, year 2006, began in April 2010.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $14 million and $7 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $1 million

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $5 million related to a true-up of the 2009 tax return.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

   Unclaimed Property Inquiries. More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multi-state targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multi-state market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property.

   Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                                  -------------
                                                                    2011   2010
                                                                  ------ ------
                                                                  (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.........  $ 1     $1
  Receivable for reimbursement of paid assessments (1)...........    6      6
                                                                   ---     --
                                                                   $ 7     $7
                                                                   ===     ==
Other Liabilities:
  Insolvency assessments.........................................  $10     $7
                                                                   ===     ==
--------
(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $10 million and $12 million at December 31, 2011 and 2010, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3 million and $25 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $13 million and $18 million at December 31, 2011 and 2010, respectively.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2011 and 2010.

10.  EQUITY

  STATUTORY EQUITY AND INCOME

   The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Statutory net income of the Company, as filed with the Missouri State Department of Insurance (the "Department"), was $94 million (unaudited),
$153 million and $49 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus, as filed with the Department, was $600 million (unaudited), and $499 million at December 31, 2011 and 2010, respectively.

  DIVIDEND RESTRICTIONS

   Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a cash dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLIIC did not pay dividends to MetLife. The maximum amount of dividends which MLIIC may pay in 2012 without prior regulatory approval is $18 million.

  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                    -----------------------
                                                                                      2011     2010    2009
                                                                                    ------   ------  ------
                                                                                       (IN MILLIONS)
Holding gains (losses) on investments arising during the year......................  $ 33     $ 99    $228
Income tax effect of holding gains (losses)........................................   (13)     (35)    (80)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................     4        5      19
Income tax effect of reclassification adjustments..................................    (1)      (2)     (7)
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................   (15)      (8)    (71)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................     6        3      25
                                                                                     ----     ----    ----
Other comprehensive income (loss), excluding cumulative effect of change in
  accounting principle.............................................................    14       62     114
Cumulative effect of change in accounting principle, net of income tax of $0, $0
  and ($1) million (See Note 1)....................................................    --       --      (1)
                                                                                     ----     ----    ----
Other comprehensive income (loss)..................................................  $ 14     $ 62    $113
                                                                                     ====     ====    ====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


11.  OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Compensation..........................................  $ 10     $ 13    $ 11
Commissions...........................................    68       67      71
Volume-related costs..................................     7        4      15
Capitalization of DAC.................................   (39)     (44)    (69)
Amortization of DAC and VOBA..........................   188      128       2
Premium taxes, licenses & fees........................     6        3       3
Other.................................................    30       31      38
                                                        ----     ----    ----
  Total other expenses................................  $270     $202    $ 71
                                                        ====     ====    ====

  CAPITALIZATION AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for a rollforward of DAC and VOBA including impacts of capitalization and amortization.

  AFFILIATED EXPENSES

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 7 and 12 for discussion of affiliated expenses included in the table above.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Compensation..........................................  $10      $13     $ 11
Commissions...........................................   30       32       44
Volume-related costs..................................    7        4        7
Other.................................................   29       31       43
                                                        ---      ---     ----
  Total other expenses................................  $76      $80     $105
                                                        ===      ===     ====

                      METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Revenues received from affiliates related to these agreements were recorded as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Universal life and investment-type product policy fees  $32      $29     $23
Other revenues........................................  $26      $23     $16

   The Company had net payables from affiliates of $14 million and $8 million at December 31, 2011 and 2010, respectively. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

13.  SUBSEQUENT EVENT

   The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2011 financial statements.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

Consolidated Financial Statements

As of December 31, 2011 and 2010 and for the Years Ended December 31, 2011, 2010 and 2009
and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiary as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, Florida
April 5, 2012

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                          2011    2010
                                                                                         ------- -------
ASSETS
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $6,676 and $5,913, respectively)..................................................... $ 7,669 $ 6,546
 Equity securities available-for-sale, at estimated fair value (cost: $33 and $159,
   respectively)........................................................................      33     178
 Mortgage loans (net of valuation allowances of $4 and $6, respectively)................     608     562
 Policy loans...........................................................................   1,797   1,807
 Real estate and real estate joint ventures.............................................      53      54
 Other limited partnership interests....................................................     196     156
 Short-term investments, principally at estimated fair value............................     254     175
 Other invested assets, principally at estimated fair value.............................     138      59
                                                                                         ------- -------
   Total investments....................................................................  10,748   9,537
Cash and cash equivalents, principally at estimated fair value..........................      72     265
Accrued investment income...............................................................     102      94
Premiums, reinsurance and other receivables.............................................   2,548   2,443
Deferred policy acquisition costs and value of business acquired........................     196     169
Other assets............................................................................     122     157
Separate account assets.................................................................     974   1,435
                                                                                         ------- -------
   Total assets......................................................................... $14,762 $14,100
                                                                                         ======= =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits.................................................................. $ 5,095 $ 5,091
Policyholder account balances...........................................................   4,985   4,428
Other policy-related balances...........................................................     255     263
Policyholder dividends payable..........................................................      95      99
Payables for collateral under securities loaned and other transactions..................     815     574
Long-term debt..........................................................................     102     102
Current income tax payable..............................................................      36      14
Deferred income tax liability...........................................................     236      55
Other liabilities.......................................................................     653     601
Separate account liabilities............................................................     974   1,435
                                                                                         ------- -------
   Total liabilities....................................................................  13,246  12,662
                                                                                         ------- -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares
  issued and outstanding................................................................       3       3
Additional paid-in capital..............................................................     865   1,029
Retained earnings.......................................................................      31      --
Accumulated other comprehensive income (loss)...........................................     617     406
                                                                                         ------- -------
   Total stockholder's equity...........................................................   1,516   1,438
                                                                                         ------- -------
   Total liabilities and stockholder's equity........................................... $14,762 $14,100
                                                                                         ======= =======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                      2011   2010   2009
                                                                                     ------  ----  -----
REVENUES
Premiums............................................................................ $  302  $249  $ 265
Universal life and investment-type product policy fees..............................    115   146    177
Net investment income...............................................................    491   502    511
Other revenues......................................................................     15     5      9
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities......................     (2)  (16)   (37)
 Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)......................................................     (1)   10     12
 Other net investment gains (losses)................................................     44   (10)   (36)
                                                                                     ------  ----  -----
   Total net investment gains (losses)..............................................     41   (16)   (61)
Net derivative gains (losses).......................................................     40   (62)  (189)
                                                                                     ------  ----  -----
     Total revenues.................................................................  1,004   824    712
                                                                                     ------  ----  -----
EXPENSES
Policyholder benefits and claims....................................................    499   442    414
Interest credited to policyholder account balances..................................    134   136    140
Policyholder dividends..............................................................    151   154    169
Other expenses......................................................................    129    75    106
                                                                                     ------  ----  -----
   Total expenses...................................................................    913   807    829
                                                                                     ------  ----  -----
Income (loss) before provision for income tax.......................................     91    17   (117)
Provision for income tax expense (benefit)..........................................     41    (5)   (65)
                                                                                     ------  ----  -----
Net income (loss)................................................................... $   50  $ 22  $ (52)
                                                                                     ======  ====  =====


       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                           ACCUMULATED OTHER
                                                                                      COMPREHENSIVE INCOME (LOSS)
                                                                           ------------------------------------------------
                                                                                NET                     FOREIGN    DEFINED
                                                       ADDITIONAL            UNREALIZED   OTHER-THAN   CURRENCY    BENEFIT
                                                COMMON  PAID-IN   RETAINED   INVESTMENT    TEMPORARY  TRANSLATION   PLANS
                                                STOCK   CAPITAL   EARNINGS GAINS (LOSSES) IMPAIRMENTS ADJUSTMENTS ADJUSTMENT
                                                ------ ---------- -------- -------------- ----------- ----------- ----------
Balance at December 31, 2008...................   $3     $1,243     $ 71       $(299)        $ --        $(10)       $ 1
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).........                        1                       (1)
Dividends on common stock......................             (87)     (20)
Comprehensive income (loss):
  Net income (loss)............................                      (52)
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........                                  448           (9)
   Defined benefit plans adjustment, net of
    income tax.................................                                                                       (2)

   Other comprehensive income (loss)...........

  Comprehensive income (loss)..................
                                                  --     ------     ----       -----         ----        ----        ---
Balance at December 31, 2009...................    3      1,156       --         149          (10)        (10)        (1)
Dividends on common stock......................            (127)     (22)
Comprehensive income (loss):
  Net income (loss)............................                       22
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........                                  279
   Defined benefit plans adjustment, net of
    income tax.................................                                                                       (1)

    Other comprehensive income (loss)..........

  Comprehensive income (loss)..................
                                                  --     ------     ----       -----         ----        ----        ---
Balance at December 31, 2010...................    3      1,029       --         428          (10)        (10)        (2)
Dividends on common stock......................            (164)     (19)
Comprehensive income (loss):
  Net income (loss)............................                       50
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........                                  215           (1)
   Defined benefit plans adjustment, net of
    income tax.................................                                                                       (3)

    Other comprehensive income (loss)..........

  Comprehensive income (loss)..................
                                                  --     ------     ----       -----         ----        ----        ---
Balance at December 31, 2011...................   $3     $  865     $ 31       $ 643         $(11)       $(10)       $(5)
                                                  ==     ======     ====       =====         ====        ====        ===




                                                    TOTAL
                                                STOCKHOLDER'S
                                                   EQUITY
                                                -------------
Balance at December 31, 2008...................    $1,009
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).........        --
Dividends on common stock......................      (107)
Comprehensive income (loss):
  Net income (loss)............................       (52)
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........       439
   Defined benefit plans adjustment, net of
    income tax.................................        (2)
                                                   ------
   Other comprehensive income (loss)...........       437
                                                   ------
  Comprehensive income (loss)..................       385
                                                   ------
Balance at December 31, 2009...................     1,287
Dividends on common stock......................      (149)
Comprehensive income (loss):
  Net income (loss)............................        22
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........       279
   Defined benefit plans adjustment, net of
    income tax.................................        (1)
                                                   ------
    Other comprehensive income (loss)..........       278
                                                   ------
  Comprehensive income (loss)..................       300
                                                   ------
Balance at December 31, 2010...................     1,438
Dividends on common stock......................      (183)
Comprehensive income (loss):
  Net income (loss)............................        50
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........       214
   Defined benefit plans adjustment, net of
    income tax.................................        (3)
                                                   ------
    Other comprehensive income (loss)..........       211
                                                   ------
  Comprehensive income (loss)..................       261
                                                   ------
Balance at December 31, 2011...................    $1,516
                                                   ======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                        2011     2010    2009
                                                                                      -------  -------  ------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).................................................................... $    50  $    22  $  (52)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
 Depreciation and amortization expenses..............................................       7        7       7
 Amortization of premiums and accretion of discounts associated with
   investments, net..................................................................     (46)     (46)    (43)
 (Gains) losses on investments and derivatives and from sales of businesses,
   net...............................................................................     (68)      77     250
 Interest credited to policyholder account balances..................................     134      136     140
 Interest (income) expense on equity linked notes....................................       9       (3)    (25)
 Universal life and investment-type product policy fees..............................    (115)    (146)   (177)
 Change in premiums, reinsurance and other receivables...............................    (104)    (208)    (58)
 Change in deferred policy acquisition costs and value of business acquired,
   net...............................................................................     (36)      19      25
 Change in income tax recoverable (payable)..........................................      88       54    (138)
 Change in other assets..............................................................      13       10      31
 Change in insurance-related liabilities and policy-related balances.................      (9)      24    (109)
 Change in other liabilities.........................................................      47        4      72
 Other, net..........................................................................      19       (6)      5
                                                                                      -------  -------  ------
Net cash used in operating activities................................................     (11)     (56)    (72)
                                                                                      -------  -------  ------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
 Fixed maturity securities...........................................................   1,375    2,079   1,383
 Equity securities...................................................................     201        1      20
 Mortgage loans......................................................................      48       33       6
 Other limited partnership interests.................................................      19       10      13
Purchases of:
 Fixed maturity securities...........................................................  (2,095)  (1,779)   (934)
 Equity securities...................................................................     (29)     (10)    (18)
 Mortgage loans......................................................................     (93)    (233)   (158)
 Real estate and real estate joint ventures..........................................      (2)      (3)     (2)
 Other limited partnership interests.................................................     (52)     (58)    (25)
Cash received in connection with freestanding derivatives............................      62       24      13
Cash paid in connection with freestanding derivatives................................     (63)     (67)   (102)
Issuances of loans to affiliates.....................................................     (50)      --      --
Net change in short-term investments.................................................     (79)      55     284
Net change in other invested assets..................................................     (12)       8      (3)
Other, net...........................................................................      10      (26)    (91)
                                                                                      -------  -------  ------
Net cash (used in) provided by investing activities.................................. $  (760) $    34  $  386
                                                                                      -------  -------  ------

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                       2011   2010   2009
                                                                                      -----  -----  -----
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
 Deposits............................................................................ $ 993  $ 372  $ 535
 Withdrawals.........................................................................  (473)  (242)  (356)
Net change in payables for collateral under securities loaned and other transactions.   241    148   (380)
Dividends on common stock............................................................  (183)  (149)  (107)
                                                                                      -----  -----  -----
Net cash provided by (used in) financing activities..................................   578    129   (308)
                                                                                      -----  -----  -----
Change in cash and cash equivalents..................................................  (193)   107      6
Cash and cash equivalents, beginning of year.........................................   265    158    152
                                                                                      -----  -----  -----
CASH AND CASH EQUIVALENTS, END OF YEAR............................................... $  72  $ 265  $ 158
                                                                                      =====  =====  =====
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
 Interest............................................................................ $   8  $   8  $   9
                                                                                      =====  =====  =====
 Income tax.......................................................................... $ (42) $ (41) $  73
                                                                                      =====  =====  =====



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

 BUSINESS

  General American Life Insurance Company ("General American") and its subsidiary (collectively the "Company"), formerly held by GenAmerica Financial, LLC ("GenAmerica'), is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"). General American is a Missouri corporation incorporated in 1933. MLIC is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

 BASIS OF PRESENTATION

  The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

  A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

  The accounting policies for the Company's principal investments are as follows:

    Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

    Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

    Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity Securities Available-for-Sale."

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
  (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

    Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

    (i)The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii)When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  (iii)Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

   (iv)When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

    Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

    Mortgage Loans -- For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial and (2) agricultural.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

     For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

     All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

     For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

     Mortgage Loans Modified in a Troubled Debt Restructuring. The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructuring. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

    Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

    Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

    Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in an affiliated money market pool.

    Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates and tax credit partnerships.

    Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

    Loans to affiliates are stated at unpaid principal balance, adjusted for amortization of any unamortized premium or discount.

    Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgment about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, etc.) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

  The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

  For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2011 and 2010.

 Derivative Financial Instruments

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

  Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income
(loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Fair Value

  As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

  The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

    Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

    Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

    Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

 Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

 Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $78 million and $77 million at December 31, 2011 and 2010, respectively. Accumulated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY depreciation and amortization of property, equipment and leasehold improvements was $71 million and $67 million at December 31, 2011 and 2010, respectively. Related depreciation and amortization expense was $3 million for each of the years ended December 31, 2011, 2010 and 2009.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $30 million and $29 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $26 million and $25 million at December 31, 2011 and 2010, respectively. Related amortization expense was $1 million, $2 million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

 Deferred Policy Acquisition Costs and Value of Business Acquired

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

  The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

  The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

 Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit.

  For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

  The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the reporting unit.

  The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  During the annual impairment test, a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $35 million goodwill impairment charge, representing its accumulated goodwill impairment loss, reflected in other expenses for the year ended December 31, 2011.

 Liability for Future Policy Benefits and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

  Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves on short duration contracts are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

  Future policy benefit liabilities for participating life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

  Participating business represented approximately 38% of the Company's life insurance in-force at both December 31, 2011 and 2010. Participating policies represented approximately 99% of gross life insurance premiums for each of the years ended December 31, 2011, 2010 and 2009.

  Future policy benefit liabilities for non-participating life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 7%.

  Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities is 5%.

  Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's Rating Services ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 6%, less expenses, mortality charges and withdrawals.

 Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

  The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

 Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Other Revenues

  Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

 Policyholder Dividends

  Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

 Income Taxes

  The Company together with its parent, MLIC and its subsidiaries, join the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  (i) future taxable income exclusive of reversing temporary differences and carryforwards;

  (ii) future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

  (iv) tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

  The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments, and as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

 Financial Instruments

  Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

  Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

  Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

  As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $12 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

  Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

 Business Combinations and Noncontrolling Interests

  Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

  . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

  . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

  . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

  . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

  . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

  . Net income (loss) includes amounts attributable to noncontrolling interests.

  . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

  . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

  . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

  The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

 Fair Value

  Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

  . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

  .  Effective December 31, 2009, the Company adopted guidance on:
     (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

  . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

 Defined Benefit and Other Postretirement Plans

  Effective December 31, 2011, the Company adopted guidance regarding enhanced disclosures for employers' participation in multiemployer pension plans. The revised disclosures require additional qualitative and quantitative information about the employer's involvement in significant multiemployer pension and other postretirement plans. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Other Pronouncements

  Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

  Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

 FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update
No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in 2012.

  In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $1 million and total equity will be reduced by approximately $1 million, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income will be increased by approximately $2 million in 2011, $4 million to $5 million in 2010, and $5 million to $6 million in 2009, as of the date of adoption.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

2.  INVESTMENTS

 FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                            DECEMBER 31, 2011
                                            -------------------------------------------------
                                                         GROSS UNREALIZED
                                             COST OR  ----------------------- ESTIMATED
                                            AMORTIZED        TEMPORARY  OTTI    FAIR    % OF
                                              COST    GAINS   LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ------ --------- ------ --------- -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $2,408   $  295   $ 28     $ --   $2,675    34.9%
Foreign government securities..............     770      421     --       --    1,191    15.5
Foreign corporate securities...............     915      199     23       --    1,091    14.2
U.S. Treasury and agency securities........     790       95     --       --      885    11.6
RMBS.......................................     837       47     23       16      845    11.0
CMBS.......................................     609       22     10       --      621     8.1
ABS........................................     280        8      7       --      281     3.7
State and political subdivision securities.      67       13     --       --       80     1.0
                                             ------   ------   ----     ----   ------   -----
 Total fixed maturity securities...........  $6,676   $1,100   $ 91     $ 16   $7,669   100.0%
                                             ======   ======   ====     ====   ======   =====

EQUITY SECURITIES:
Common stock...............................  $   33   $   --   $ --     $ --   $   33   100.0%
Non-redeemable preferred stock.............      --       --     --       --       --     0.0
                                             ------   ------   ----     ----   ------   -----
 Total equity securities...................  $   33   $   --   $ --     $ --   $   33   100.0%
                                             ======   ======   ====     ====   ======   =====

                                                          DECEMBER 31, 2010
                                            ---------------------------------------------
                                                       GROSS UNREALIZED
                                             COST OR  ------------------- ESTIMATED
                                            AMORTIZED      TEMPORARY OTTI   FAIR    % OF
                                              COST    GAIN   LOSS    LOSS   VALUE   TOTAL
                                            --------- ---- --------- ---- --------- -----
                                                            (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $2,196   $176   $ 39    $ --  $2,333    35.6%
Foreign government securities..............     723    311     --      --   1,034    15.8
Foreign corporate securities...............     925    180     19      --   1,086    16.6
U.S. Treasury and agency securities........     500     19      8      --     511     7.8
RMBS.......................................     711     38     23      15     711    10.9
CMBS.......................................     621     29     14      --     636     9.7
ABS........................................     177      7     12      --     172     2.6
State and political subdivision securities.      60      3     --      --      63     1.0
                                             ------   ----   ----    ----  ------   -----
 Total fixed maturity securities...........  $5,913   $763   $115    $ 15  $6,546   100.0%
                                             ======   ====   ====    ====  ======   =====

EQUITY SECURITIES:
Common stock...............................  $  154   $ 19   $ --    $ --  $  173    97.2%
Non-redeemable preferred stock.............       5     --     --      --       5     2.8
                                             ------   ----   ----    ----  ------   -----
 Total equity securities...................  $  159   $ 19   $ --    $ --  $  178   100.0%
                                             ======   ====   ====    ====  ======   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

  The Company held no non-income producing fixed maturity securities at December 31, 2011. At December 31, 2010, the Company held non-income producing fixed maturity securities with an estimated fair value of $3 million with unrealized gains (losses) of $1 million.

  The Company held foreign currency derivatives with notional amounts of $978 million and $860 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

  Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

  The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than the government securities summarized in the table below.

  Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholder's equity at:

                                                                 DECEMBER 31,
                                                                ------------------
                                                                  2011      2010
                                                                 --------  ------
                                                                CARRYING VALUE (1)
                                                                ------------------
                                                                 (IN MILLIONS)
 Government and agency fixed maturity securities:
  Canada....................................................... $  1,122   $  956
  United States................................................ $    885   $  511

 U.S. Treasury and agency fixed-income securities included in:
  Short-term investments....................................... $    117   $    1
  Cash equivalents............................................. $     25   $  149

--------
(1)Represents estimated fair value for fixed maturity securities, and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

  Concentrations of Credit Risk (Equity Securities). At December 31, 2011 and 2010, the Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments, other than holdings in Reinsurance Group of America, Incorporated ("RGA") common stock of $161 million, which was 11% of the Company's stockholder's equity and 1.7% of total investments at December 31, 2010. During 2011, the Company sold its 3,000,000 shares of RGA Class A common stock.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                     DECEMBER 31,
                                        ---------------------------------------
                                               2011                2010
                                        ------------------- -------------------
                                                  ESTIMATED           ESTIMATED
                                        AMORTIZED   FAIR    AMORTIZED   FAIR
                                          COST      VALUE     COST      VALUE
                                        --------- --------- --------- ---------
                                                     (IN MILLIONS)
Due in one year or less................  $  509    $  526    $  115    $  126
Due after one year through five years..     814       896       751       832
Due after five years through ten years.   1,316     1,554     1,184     1,351
Due after ten years....................   2,311     2,946     2,354     2,718
                                         ------    ------    ------    ------
 Subtotal..............................   4,950     5,922     4,404     5,027
RMBS, CMBS and ABS.....................   1,726     1,747     1,509     1,519
                                         ------    ------    ------    ------
 Total fixed maturity securities.......  $6,676    $7,669    $5,913    $6,546
                                         ======    ======    ======    ======

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

  As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      -----------------------
                                                                                       2011      2010   2009
                                                                                       ------   -----   ----
                                                                                         (IN MILLIONS)
Fixed maturity securities............................................................ $1,009    $ 648   $241
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss)........................................................    (16)     (15)   (15)
                                                                                       ------   -----   ----
   Total fixed maturity securities...................................................    993      633    226
Equity securities....................................................................     --       19      1
Derivatives..........................................................................     (1)      (1)    (2)
Short-term investments...............................................................     --       --    (10)
                                                                                       ------   -----   ----
   Subtotal..........................................................................    992      651    215
                                                                                       ------   -----   ----
Amounts allocated from:
 Insurance liability loss recognition................................................     (4)      (3)    --
 DAC and VOBA........................................................................    (16)      (7)    (3)
                                                                                       ------   -----   ----
   Subtotal..........................................................................    (20)     (10)    (3)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  accumulated other comprehensive income (loss)......................................      5        5      5
Deferred income tax benefit (expense)................................................   (345)    (228)   (78)
                                                                                       ------   -----   ----
Net unrealized investment gains (losses)............................................. $  632    $ 418   $139
                                                                                       ======   =====   ====

  The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss) were as follows:

                                                                                               DECEMBER 31,
                                                                                              --------------
                                                                                               2011    2010
                                                                                              ------  ------
                                                                                               (IN MILLIONS)
Balance, beginning of period................................................................. $  (15) $  (15)
Noncredit OTTI losses recognized (1).........................................................      1     (10)
Securities sold with previous noncredit OTTI loss............................................      2       2
Subsequent changes in estimated fair value...................................................     (4)      8
                                                                                              ------  ------
Balance, end of period....................................................................... $  (16) $  (15)
                                                                                              ======  ======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $1 million and ($10) million for the years ended December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The changes in net unrealized investment gains (losses) were as follows:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      -----------------------
                                                                                       2011     2010    2009
                                                                                       -----   -----   -----
                                                                                         (IN MILLIONS)
Balance, beginning of period......................................................... $ 418    $ 139   $(299)
Cumulative effect of change in accounting principles, net of income tax..............    --       --      (1)
Fixed maturity securities on which noncredit OTTI losses have been recognized........    (1)      --     (14)
Unrealized investment gains (losses) during the year.................................   342      436     751
Unrealized investment gains (losses) relating to:
 Insurance liability loss recognition................................................    (1)      (3)     --
 DAC and VOBA........................................................................    (9)      (4)    (63)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  accumulated other comprehensive income (loss)......................................    --       --       5
Deferred income tax benefit (expense)................................................  (117)    (150)   (240)
                                                                                       -----   -----   -----
Balance, end of period............................................................... $ 632    $ 418   $ 139
                                                                                       =====   =====   =====
Change in net unrealized investment gains (losses)................................... $ 214    $ 279   $ 438
                                                                                       =====   =====   =====

 CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

  The following tables present the estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                    DECEMBER 31, 2011
                                              --------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                              LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                              -------------------- -------------------- --------------------
                                              ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                              --------- ---------- --------- ---------- --------- ----------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities....................   $131       $ 7       $137       $21       $268       $ 28
Foreign government securities................     --        --         --        --         --         --
Foreign corporate securities.................    114         5         36        18        150         23
U.S. Treasury and agency securities..........     --        --         --        --         --         --
RMBS.........................................     55        11        123        28        178         39
CMBS.........................................     69         1         63         9        132         10
ABS..........................................     94         2         32         5        126          7
State and political subdivision securities...     --        --         --        --         --         --
                                                ----       ---       ----       ---       ----       ----
 Total fixed maturity securities.............   $463       $26       $391       $81       $854       $107
                                                ====       ===       ====       ===       ====       ====
Total number of fixed maturity securities in
  an unrealized loss position................    131                   82
                                                ====                 ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                                    DECEMBER 31, 2010
                                              --------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                              LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                              -------------------- -------------------- --------------------
                                              ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                              --------- ---------- --------- ---------- --------- ----------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities....................   $235       $ 8       $188       $ 31     $  423      $ 39
Foreign government securities................      5        --          3         --          8        --
Foreign corporate securities.................     36         2         69         17        105        19
U.S. Treasury and agency securities..........    147         8         --         --        147         8
RMBS.........................................     42        --        201         38        243        38
CMBS.........................................      6        --        103         14        109        14
ABS..........................................      4        --         69         12         73        12
State and political subdivision securities...     10        --          1         --         11        --
                                                ----       ---       ----       ----     ------      ----
 Total fixed maturity securities.............   $485       $18       $634       $112     $1,119      $130
                                                ====       ===       ====       ====     ======      ====
Total number of fixed maturity securities in
  an unrealized loss position................     78                  131
                                                ====                 ====

 AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                    DECEMBER 31, 2011
                                                    --------------------------------------------------
                                                       AMORTIZED     GROSS UNREALIZED    NUMBER OF
                                                          COST            LOSSES         SECURITIES
                                                    ---------------- ---------------  ----------------
                                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                       20%     MORE     20%     MORE     20%     MORE
                                                    --------- ------ --------- ------ --------- ------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............................   $349     $133     $12     $34      99       23
Six months or greater but less than nine months....     94       13       2       4      22        5
Nine months or greater but less than twelve months.      5       --      --      --       3       --
Twelve months or greater...........................    304       63      28      27      46       17
                                                      ----     ----     ---     ---
 Total.............................................   $752     $209     $42     $65
                                                      ====     ====     ===     ===
Percentage of amortized cost.......................                       6%     31%
                                                                        ===     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                                    DECEMBER 31, 2010
                                                    --------------------------------------------------
                                                       AMORTIZED     GROSS UNREALIZED    NUMBER OF
                                                          COST            LOSSES         SECURITIES
                                                    ---------------- ---------------  ----------------
                                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                       20%     MORE     20%     MORE     20%     MORE
                                                    --------- ------ --------- ------ --------- ------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............................  $  487    $ 47     $17     $11      76        4
Six months or greater but less than nine months....      15      21       1       5       2        4
Nine months or greater but less than twelve months.      --       3      --       1      --        2
Twelve months or greater...........................     516     160      44      51      92       31
                                                     ------    ----     ---     ---
 Total.............................................  $1,018    $231     $62     $68
                                                     ======    ====     ===     ===
Percentage of amortized cost.......................                       6%     29%
                                                                        ===     ===

 CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

  The gross unrealized losses related to fixed maturity securities, including the portion of OTTI losses recognized in accumulated other comprehensive income
(loss) were $107 million and $130 million at December 31, 2011 and 2010, respectively. The concentration calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                                                         DECEMBER 31,
                                                                                         -----------
                                                                                         2011   2010
                                                                                         ----   ----
SECTOR:
RMBS....................................................................................  36%    30%
U.S. corporate securities...............................................................  26     30
Foreign corporate securities............................................................  21     14
CMBS....................................................................................  10     11
ABS.....................................................................................   7      9
U.S. Treasury and agency securities.....................................................  --      6
                                                                                         ---    ---
  Total................................................................................. 100%   100%
                                                                                         ===    ===
INDUSTRY:
Mortgage-backed.........................................................................  46%    41%
Finance.................................................................................  37     24
Asset-backed............................................................................   7      9
Utility.................................................................................   2      5
Communications..........................................................................   2     --
Consumer................................................................................   1      1
U.S. Treasury and agency securities.....................................................  --      6
Other...................................................................................   5     14
                                                                                         ---    ---
  Total................................................................................. 100%   100%
                                                                                         ===    ===

 EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

  The Company held no fixed maturity securities with a gross unrealized loss greater than $10 million at both December 31, 2011 and 2010. The fixed maturity securities and equity securities with gross unrealized losses decreased
$23 million during the year ended December 31, 2011. The decline in, or improvement in, gross

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

  As of December 31, 2011, $31 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $31 million, $18 million, or 58%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $31 million, $13 million, or 42%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans and sub-prime residential mortgage loans) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

  Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

 NET INVESTMENT GAINS (LOSSES)

  The components of net investment gains (losses) were as follows:

                                                                                  YEARS ENDED DECEMBER 31,
                                                                               --------------------------
                                                                               2011      2010     2009
                                                                               ----      ----     ----
                                                                                    (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized.................................................. $ (2)     $(16)    $(37)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
  comprehensive income (loss).................................................   (1)       10       12
                                                                                 ----     ----     ----
 Net OTTI losses on fixed maturity securities recognized in earnings..........   (3)       (6)     (25)
 Fixed maturity securities -- net gains (losses) on sales and disposals.......   10         2       (8)
                                                                                 ----     ----     ----
     Total gains (losses) on fixed maturity securities........................    7        (4)     (33)
                                                                                 ----     ----     ----
Other net investment gains (losses):
 Equity securities............................................................   45         1      (15)
 Mortgage loans...............................................................    2        (6)      (2)
 Other gains (losses).........................................................  (13)       (7)     (11)
                                                                                 ----     ----     ----
       Total net investment gains (losses).................................... $ 41      $(16)    $(61)
                                                                                 ====     ====     ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, $1 million and $7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                  YEARS ENDED DECEMBER 31,   YEARS ENDED DECEMBER 31, YEARS ENDED DECEMBER 31,
                                  -----------------------   ------------------------  -----------------------
                                  2011      2010     2009   2011     2010    2009     2011     2010     2009
                                  ----     ------   -----   ----     ----    ----     ----    ------   -----
                                  FIXED MATURITY SECURITIES EQUITY SECURITIES                TOTAL
                                  -----------------------   ------------------------  -----------------------
                                                        (IN MILLIONS)
Proceeds......................... $759     $1,308   $ 840   $197     $ 5     $ 19     $956    $1,313   $ 859
                                   ====    ======   =====     ====   ===      ====     ====   ======   =====
Gross investment gains........... $ 18     $   23   $  28   $ 45     $ 1     $  1     $ 63    $   24   $  29
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
Gross investment losses..........   (8)       (21)    (36)    --      --       (1)      (8)      (21)    (37)
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
Total OTTI losses recognized in
  earnings:
 Credit-related..................   (3)        (6)    (21)    --      --       --       (3)       (6)    (21)
 Other (1).......................   --         --      (4)    --      --      (15)      --        --     (19)
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
   Total OTTI losses recognized
     in earnings.................   (3)        (6)    (25)    --      --      (15)      (3)       (6)    (40)
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
     Net investment gains
       (losses).................. $  7     $   (4)  $ (33)  $ 45     $ 1     $(15)    $ 52    $   (3)  $ (48)
                                   ====    ======   =====     ====   ===      ====     ====   ======   =====

--------
(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

  Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2011     2010    2009
                                                            ----     ----    ----
                                                                 (IN MILLIONS)
     Sector:
     U.S. and foreign corporate securities -- by industry:
      Finance.............................................. $ --     $ 2     $15
      Communications.......................................   --      --       2
      Industrial...........................................   --      --       1
                                                              ----   ---     ---
        Total U.S. and foreign corporate securities........   --       2      18
     ABS...................................................    2      --       3
     RMBS..................................................    1       3       3
     CMBS..................................................   --       1       1
                                                              ----   ---     ---
        Total.............................................. $  3     $ 6     $25
                                                              ====   ===     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   ------------------------
                                                                                   2011     2010    2009
                                                                                   ----     ----    ----
                                                                                        (IN MILLIONS)
Sector:
  Common stock.................................................................... $ --     $ --    $14
  Non-redeemable preferred stock..................................................   --       --      1
                                                                                     ----    ----   ---
   Total.......................................................................... $ --     $ --    $15
                                                                                     ====    ====   ===
Industry:
  Financial services industry:
   Perpetual hybrid securities.................................................... $ --     $ --    $ 1
  Other industries................................................................   --       --     14
                                                                                     ----    ----   ---
   Total.......................................................................... $ --     $ --    $15
                                                                                     ====    ====   ===

 CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                  YEARS ENDED DECEMBER 31,
                                                                                  -----------------------
                                                                                  2011         2010
                                                                                  ----         ----
                                                                                    (IN MILLIONS)
Balance, at January 1,........................................................... $ 2          $ 4
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................  --           --
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................   4            1
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................  (1)          (2)
 Securities impaired to net present value of expected future cash flows..........  --           (1)
                                                                                  ---          ---
Balance, at December 31,......................................................... $ 5          $ 2
                                                                                  ===          ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        -----------------------
                                                        2011     2010     2009
                                                         -----   -----   -----
                                                           (IN MILLIONS)
     Investment income:
     Fixed maturity securities......................... $ 341   $ 353    $ 395
     Equity securities.................................     1       2        2
     Mortgage loans....................................    38      31       14
     Policy loans......................................   105     109      110
     Real estate and real estate joint ventures........     9       8        7
     Other limited partnership interests...............    14      17        5
     Cash, cash equivalents and short-term investments.     1      (1)       3
     Other.............................................    --      (1)      (5)
                                                         -----   -----   -----
      Subtotal.........................................   509     518      531
     Less: Investment expenses.........................    18      16       20
                                                         -----   -----   -----
        Net investment income.......................... $ 491   $ 502    $ 511
                                                         =====   =====   =====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

 SECURITIES LENDING

  As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

  Elements of the securities lending program are presented below at:

                                                               DECEMBER 31,
                                                             --------------
                                                             2011    2010
                                                             ----    ----
                                                             (IN MILLIONS)
         Securities on loan: (1)
          Amortized cost.................................... $659    $488
          Estimated fair value.............................. $740    $521
         Cash collateral on deposit from counterparties (2). $751    $541
         Security collateral on deposit from counterparties. $  7    $ --
         Reinvestment portfolio -- estimated fair value..... $726    $515

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

  Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 INVESTED ASSETS ON DEPOSIT

  The invested assets on deposit with regulatory agencies with an estimated fair value of $888 million and $1.3 billion at December 31, 2011 and 2010, respectively, consisted primarily of cash and cash equivalents, short-term investments, fixed maturity securities and equity securities.

 MORTGAGE LOANS

  Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                    ----------------------------------------
                                            2011                 2010
                                    -------------------  -------------------
                                      CARRYING    % OF     CARRYING    % OF
                                        VALUE     TOTAL      VALUE     TOTAL
                                    ------------- -----  ------------- -----
                                    (IN MILLIONS)        (IN MILLIONS)
  Mortgage loans:
   Commercial......................     $579       95.3%     $533       94.8%
   Agricultural....................       33        5.4        35        6.2
                                        ----      -----      ----      -----
     Subtotal......................      612      100.7       568      101.0
   Valuation allowances............       (4)      (0.7)       (6)      (1.0)
                                        ----      -----      ----      -----
       Total mortgage loans, net...     $608      100.0%     $562      100.0%
                                        ====      =====      ====      =====

  See "-- Related Party Investment Transactions" for discussion of affiliated loans included in the table above.

  The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                   COMMERCIAL AGRICULTURAL TOTAL
                                                   ---------- ------------ -----
                                                           (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
 Evaluated individually for credit losses.........    $ --        $ 5      $  5
 Evaluated collectively for credit losses.........     579         28       607
                                                      ----        ---      ----
   Total mortgage loans...........................     579         33       612
                                                      ----        ---      ----
Valuation allowances:
 Specific credit losses...........................      --         --        --
 Non-specifically identified credit losses........       4         --         4
                                                      ----        ---      ----
   Total valuation allowances.....................       4         --         4
                                                      ----        ---      ----
     Mortgage loans, net of valuation allowance...    $575        $33      $608
                                                      ====        ===      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                   COMMERCIAL AGRICULTURAL TOTAL
                                                   ---------- ------------ -----
                                                           (IN MILLIONS)

DECEMBER 31, 2010:
Mortgage loans:
 Evaluated individually for credit losses.........    $ --        $ --     $ --
 Evaluated collectively for credit losses.........     533          35      568
                                                      ----        ----     ----
   Total mortgage loans...........................     533          35      568
                                                      ----        ----     ----
Valuation allowances:
 Specific credit losses...........................      --          --       --
 Non-specifically identified credit losses........       6          --        6
                                                      ----        ----     ----
   Total valuation allowances.....................       6          --        6
                                                      ----        ----     ----
     Mortgage loans, net of valuation allowance...    $527        $ 35     $562
                                                      ====        ====     ====

  The following tables present the changes in the valuation allowance, by portfolio segment:

                                          MORTGAGE LOAN VALUATION ALLOWANCES
                                        -----------------------------------
                                        COMMERCIAL    AGRICULTURAL   TOTAL
                                        ----------    ------------   -----
                                                (IN MILLIONS)
          Balance at January 1, 2009...    $ --           $ --       $ --
          Provision (release)..........       3             --          3
                                           ----           ----       ----
          Balance at December 31, 2009.       3             --          3
          Provision (release)..........       3             --          3
                                           ----           ----       ----
          Balance at December 31, 2010.       6             --          6
          Provision (release)..........      (2)            --         (2)
                                           ----           ----       ----
          Balance at December 31, 2011.    $  4           $ --       $  4
                                           ====           ====       ====

  Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                 COMMERCIAL
                       --------------------------------------------------------------
                                  RECORDED INVESTMENT
                       -----------------------------------------
                       DEBT SERVICE COVERAGE RATIOS
                       -----------------------------       % OF     ESTIMATED   % OF
                       > 1.20X 1.00X - 1.20X < 1.00X TOTAL TOTAL   FAIR VALUE   TOTAL
                       ------- ------------- ------- ----- -----  ------------- -----
                                   (IN MILLIONS)                  (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%.........  $514       $ --       $ --   $514   88.8%     $572       90.0%
65% to 75%............    48         --         --     48    8.3        51        8.0
76% to 80%............    --         --         --     --     --        --         --
Greater than 80%......    --         --         17     17    2.9        13        2.0
                        ----       ----       ----   ----  -----      ----      -----
 Total................  $562       $ --       $ 17   $579  100.0%     $636      100.0%
                        ====       ====       ====   ====  =====      ====      =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                 COMMERCIAL
                       --------------------------------------------------------------
                                  RECORDED INVESTMENT
                       -----------------------------------------
                       DEBT SERVICE COVERAGE RATIOS
                       -----------------------------       % OF     ESTIMATED   % OF
                       > 1.20X 1.00X - 1.20X < 1.00X TOTAL TOTAL   FAIR VALUE   TOTAL
                       ------- ------------- ------- ----- -----  ------------- -----
                                   (IN MILLIONS)                  (IN MILLIONS)
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%.........  $394       $ --        $ 1   $395   74.1%     $432       75.2%
65% to 75%............    66          9         --     75   14.1        81       14.1
76% to 80%............     9         --         --      9    1.7         9        1.6
Greater than 80%......     1         36         17     54   10.1        52        9.1
                        ----       ----        ---   ----  -----      ----      -----
 Total................  $470       $ 45        $18   $533  100.0%     $574      100.0%
                        ====       ====        ===   ====  =====      ====      =====

  Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below.

                                                           AGRICULTURAL
                                             ----------------------------------------
                                                           DECEMBER 31,
                                             ----------------------------------------
                                                     2011                 2010
                                             -------------------  -------------------
                                               RECORDED    % OF     RECORDED    % OF
                                              INVESTMENT   TOTAL   INVESTMENT   TOTAL
                                             ------------- -----  ------------- -----
                                             (IN MILLIONS)        (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...............................      $28       84.8%      $29       82.9%
65% to 75%..................................       --         --         6       17.1
Greater than 80%............................        5       15.2        --         --
                                                  ---      -----       ---      -----
  Total.....................................      $33      100.0%      $35      100.0%
                                                  ===      =====       ===      =====

  Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% and 100% of all mortgage loans classified as performing at December 31, 2011 and 2010, respectively. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due, as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The Company had no loans past due and one agricultural mortgage loan in non-accrual status with a recorded investment of $5 million at December 31, 2011. The Company had no loans past due and no loans in non-accrual status at December 31, 2010.

  Impaired Mortgage Loans. The Company had one impaired agricultural mortgage loan with an unpaid principal balance, recorded investment and carrying value, including those modified in a troubled debt restructuring, of $5 million at December 31, 2011. For the year ended December 31, 2011, the average investment on impaired agricultural loans was $3 million. The Company had no impaired mortgage loans at December 31, 2010. For the year ended December 31, 2011, interest income on impaired mortgage loans recognized on a cash basis was less than $1 million. The Company did not recognize any interest income on impaired mortgage loans during the years ended December 31, 2010 and 2009.

  Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one agricultural mortgage loan modified during the period in a troubled debt restructuring with a pre-modification carrying value of $6 million and a post-modification carrying value of $5 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

 REAL ESTATE AND REAL ESTATE JOINT VENTURES

  Real estate investments by type consisted of the following:

                                                                 DECEMBER 31,
                                                   ----------------------------------------
                                                           2011                 2010
                                                   -------------------  -------------------
                                                     CARRYING    % OF     CARRYING    % OF
                                                       VALUE     TOTAL      VALUE     TOTAL
                                                   ------------- -----  ------------- -----
                                                   (IN MILLIONS)        (IN MILLIONS)
Traditional.......................................      $51       96.2%      $52       96.3%
Real estate joint ventures and funds..............        2        3.8         2        3.7
                                                        ---      -----       ---      -----
 Total real estate and real estate joint ventures.      $53      100.0%      $54      100.0%
                                                        ===      =====       ===      =====

  The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised of wholly-owned real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

  The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $21 million at both December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $2 million for each of the years ended December 31, 2011, 2010 and 2009.

  All of the real estate holdings were held-for-investment and income producing at both December 31, 2011 and 2010. There were no impairments of real estate and real estate joint ventures for each of the years ended December 31, 2011, 2010 and 2009.

 OTHER LIMITED PARTNERSHIP INTERESTS

  The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $196 million and $156 million at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $50 million and $46 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. There were no impairments of other limited partnership interests for each of the years ended December 31, 2011, 2010 and 2009.

 COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures, tax credit partnerships and other funds. The portion of these investments accounted for under the equity method had a carrying value of $203 million as of December 31, 2011. The Company's maximum exposure to loss related to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $122 million as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss). Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $100.3 billion and $63.0 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $6.4 billion and $8.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $3.3 billion, $7.3 billion and $7.0 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

 OTHER INVESTED ASSETS

  The following table presents the carrying value of the Company's other invested assets by type at:

                                                                            DECEMBER 31,
                                                              ----------------------------------------
                                                                      2011                 2010
                                                              -------------------  -------------------
                                                                CARRYING    % OF     CARRYING    % OF
                                                                  VALUE     TOTAL      VALUE     TOTAL
                                                              ------------- -----  ------------- -----
                                                              (IN MILLIONS)        (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.     $ 83       60.1%      $53       89.8%
Loans to affiliates..........................................       50       36.2        --         --
Tax credit partnerships......................................        5        3.7         6       10.2
                                                                  ----      -----       ---      -----
 Total.......................................................     $138      100.0%      $59      100.0%
                                                                  ====      =====       ===      =====

  See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method.

 CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $54 million and $216 million at December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 VARIABLE INTEREST ENTITIES

  The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                             DECEMBER 31,
                                               -----------------------------------------
                                                       2011                 2010
                                               -------------------- --------------------
                                                          MAXIMUM              MAXIMUM
                                               CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                AMOUNT  TO LOSS (1)  AMOUNT  TO LOSS (1)
                                               -------- ----------- -------- -----------
                                                             (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS (2).....................................  $  845    $  845     $  711    $  711
 CMBS (2).....................................     621       621        636       636
 ABS (2)......................................     281       281        172       172
 Foreign corporate securities.................      26        26         20        20
 U.S. corporate securities....................      25        25         26        26
Other limited partnership interests...........     151       235        127       246
Other invested assets.........................       1        --          4        15
                                                ------    ------     ------    ------
   Total......................................  $1,950    $2,033     $1,696    $1,826
                                                ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $1 million for both years ended December 31, 2011 and 2010.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

 RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                     2011     2010     2009
                                                                     ----     ----     ----
                                                                          (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $ --     $ --     $13
Amortized cost of invested assets transferred to affiliates......... $ --     $ --     $16
Net investment gains (losses) recognized on transfers............... $ --     $ --     $(3)
Estimated fair value of invested assets transferred from affiliates. $ --     $ --     $25

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  During 2009, the Company loaned $80 million to a wholly-owned real estate subsidiary of an affiliate, MLIC, which is included in mortgage loans. The carrying value of this loan was $78 million and $79 million at December 31, 2011 and 2010, respectively. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan is secured by an interest in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loan balance. Net investment income from this investment was $6 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

  During 2011, The Company issued loans totaling $50 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loan of $50 million is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $1 million for the year ended December 31, 2011.

  The Company receives investment administrative services from certain affiliates. These investment expenses were $10 million, $9 million and $7 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had additional affiliated net investment income of less than $1 million, ($1) million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

 ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

  See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

  See Note 4 for information about the fair value hierarchy for derivatives.

 PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                  DECEMBER 31,
                                           -----------------------------------------------------------
                                                       2011                          2010
                                           ----------------------------- -----------------------------
                                                         ESTIMATED                     ESTIMATED
                                                       FAIR VALUE (1)                FAIR VALUE (1)
PRIMARY UNDERLYING                         NOTIONAL -------------------- NOTIONAL --------------------
RISK EXPOSURE          INSTRUMENT TYPE      AMOUNT   ASSETS  LIABILITIES  AMOUNT   ASSETS  LIABILITIES
------------------  ---------------------- -------- ------- ------------ -------- ------- ------------
                                                                  (IN MILLIONS)
Interest rate       Interest rate swaps...  $  478    $76       $ --      $  219    $51       $ 4
                    Interest rate futures.      15     --         --          --     --        --
Foreign currency    Foreign currency
                    swaps.................      37      1          2          36     --         5
                    Foreign currency
                      forwards............     951      3         --         831     --         8
Credit              Credit default swaps..     386      3          5         283      2         3
Equity market       Equity options........       5     --         --          --     --        --
                                            ------    ---       ----      ------    ---       ---
                    Total.................  $1,872    $83       $  7      $1,369    $53       $20
                                            ======    ===       ====      ======    ===       ===

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                     REMAINING LIFE
                           ------------------------------------------------------------------
                                       AFTER ONE YEAR AFTER FIVE YEARS
                           ONE YEAR OR  THROUGH FIVE    THROUGH TEN
                              LESS         YEARS           YEARS       AFTER TEN YEARS TOTAL
                           ----------- -------------- ---------------- --------------- ------
                                                     (IN MILLIONS)
Interest rate swaps.......   $   22         $258            $ 65            $133       $  478
Interest rate futures.....       15           --              --              --           15
Foreign currency swaps....       --           16              21              --           37
Foreign currency forwards.      951           --              --              --          951
Credit default swaps......       21          349              16              --          386
Equity options............        5           --              --              --            5
                             ------         ----            ----            ----       ------
 Total....................   $1,014         $623            $102            $133       $1,872
                             ======         ====            ====            ====       ======

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

  Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities.

  Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

 HEDGING

  The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                      DECEMBER 31,
                                               -----------------------------------------------------------
                                                           2011                          2010
                                               ----------------------------- -----------------------------
                                                             ESTIMATED                     ESTIMATED
                                                             FAIR VALUE                    FAIR VALUE
                                               NOTIONAL -------------------- NOTIONAL --------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS   AMOUNT   ASSETS  LIABILITIES  AMOUNT   ASSETS  LIABILITIES
---------------------------------------------  -------- ------- ------------ -------- ------- ------------
                                                                      (IN MILLIONS)
         Fair Value Hedges:
          Interest rate swaps.................   $ 8     $ --       $ --       $ --    $ --       $ --
         Cash Flow Hedges:
          Foreign currency swaps..............   $ 4     $ --       $ --       $  4    $ --       $ --
                                                 ---     ----       ----       ----    ----       ----
           Total Qualifying Hedges............   $12     $ --       $ --       $  4    $ --       $ --
                                                 ===     ====       ====       ====    ====       ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                DECEMBER 31,
                                         -----------------------------------------------------------
                                                     2011                          2010
                                         ----------------------------- -----------------------------
                                                       ESTIMATED                     ESTIMATED
                                                       FAIR VALUE                    FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL -------------------- NOTIONAL --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT   ASSETS  LIABILITIES  AMOUNT   ASSETS  LIABILITIES
---------------------------------------- -------- ------- ------------ -------- ------- ------------
                                                                (IN MILLIONS)
Interest rate swaps.....................  $  470    $76       $ --      $  219    $51       $ 4
Interest rate futures...................      15     --         --          --     --        --
Foreign currency swaps..................      33      1          2          32     --         5
Foreign currency forwards...............     951      3         --         831     --         8
Credit default swaps....................     386      3          5         283      2         3
Equity options..........................       5     --         --          --     --        --
                                          ------    ---       ----      ------    ---       ---
 Total non-designated or non-qualifying
   derivatives..........................  $1,860    $83       $  7      $1,365    $53       $20
                                          ======    ===       ====      ======    ===       ===

 NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                            -----------------------
                                                                             2011    2010    2009
                                                                            -----   -----   -----
                                                                                 (IN MILLIONS)
Derivatives and hedging gains (losses) (1)................................. $ 57    $(31)   $(154)
Embedded derivatives.......................................................  (17)    (31)     (35)
                                                                            ----    ----     -----
  Total net derivative gains (losses)...................................... $ 40    $(62)   $(189)
                                                                            ====    ====     =====

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2011, 2010 and 2009.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $13 million, $11 million, and $11 million for the years ended December 31, 2011, 2010 and 2009, respectively.

 FAIR VALUE HEDGES

  The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of fair value hedging.

  The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2011. Changes in the fair value of the derivatives and the hedged items were insignificant for the year ended December 31, 2011. The Company did not have any fair value hedges during the years ended December 31, 2010 and 2009.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 CASH FLOW HEDGES

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, as cash flow hedges, when they have met the requirements of cash flow hedging.

  For the years ended December 31, 2011, 2010 and 2009, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. For the years ended December 31, 2011, 2010 and 2009, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2011, 2010 and 2009.

  For the years ended December 31, 2011, 2010, 2009, the beginning and ending balance of the effective portion of the gains (losses) deferred in accumulated other comprehensive income (loss), on foreign currency swaps designated and qualifying as cash flow hedges was ($1) million. For the years ended
December 31, 2011, 2010 and 2009, there were insignificant gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended December 31, 2011, 2010 and 2009, there were insignificant amounts reclassified to net derivative gains (losses) and net investment income related to foreign currency swaps.

  At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

  The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rates;
(ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; and (v) equity options to economically hedge certain invested assets against adverse changes in equity indices.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                       NET
                                                                   DERIVATIVE
                                                                  GAINS (LOSSES)
                                                                 ---------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps.............................................      $  29
Interest rate futures...........................................         (4)
Foreign currency swaps..........................................          1
Foreign currency forwards.......................................         16
Credit default swaps............................................          1
                                                                      -----
  Total.........................................................      $  43
                                                                      =====
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps.............................................      $   5
Interest rate futures...........................................         (2)
Foreign currency swaps..........................................         (2)
Foreign currency forwards.......................................        (45)
Credit default swaps............................................          2
                                                                      -----
  Total.........................................................      $ (42)
                                                                      =====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps.............................................      $ (39)
Interest rate futures...........................................        (10)
Foreign currency swaps..........................................         (7)
Foreign currency forwards.......................................       (103)
Credit default swaps............................................         (6)
                                                                      -----
  Total.........................................................      $(165)
                                                                      =====

 CREDIT DERIVATIVES

  In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $292 million and $179 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $3 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $1 million to terminate all of these contracts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                                    2011                                   2010
                                   -------------------------------------- --------------------------------------
                                                 MAXIMUM                                MAXIMUM
                                   ESTIMATED      AMOUNT                  ESTIMATED      AMOUNT
                                   FAIR VALUE   OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                   OF CREDIT  PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF        DEFAULT   CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
REFERENCED CREDIT OBLIGATIONS (1)    SWAPS      SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                         (IN MILLIONS)                          (IN MILLIONS)
   Aaa/Aa/A
   Single name credit default
     swaps (corporate)............    $ --         $  7          2.0         $ --         $  7          3.0
   Credit default swaps
     referencing indices..........      --           10          1.0           --           17          2.0
                                      ----         ----                      ----         ----
    Subtotal......................      --           17          1.4           --           24          2.3
                                      ----         ----                      ----         ----
   Baa
   Single name credit default
     swaps (corporate)............    $ (1)        $ 45          4.6         $ --         $ --           --
   Credit default swaps
     referencing indices..........      (2)         230          4.6            1          155          5.0
                                      ----         ----                      ----         ----
    Subtotal......................      (3)         275          4.6            1          155          5.0
                                      ----         ----                      ----         ----
      Total.......................    $ (3)        $292          4.4         $  1         $179          4.7
                                      ====         ====                      ====         ====

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

 CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $64 million and $33 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                      ESTIMATED FAIR VALUE OF      FAIR VALUE OF INCREMENTAL
                                       COLLATERAL PROVIDED:        COLLATERAL PROVIDED UPON:
                                      ----------------------- ------------------------------------
                                                                             DOWNGRADE IN THE
                                                              ONE NOTCH  COMPANY'S CREDIT RATING
                                                              DOWNGRADE  TO A LEVEL THAT TRIGGERS
                       ESTIMATED                               IN THE         FULL OVERNIGHT
                   FAIR VALUE (1) OF                          COMPANY'S    COLLATERALIZATION OR
                   DERIVATIVES IN NET     FIXED MATURITY       CREDIT          TERMINATION
                   LIABILITY POSITION     SECURITIES (2)       RATING   OF THE DERIVATIVE POSITION
                   ------------------ ----------------------- --------- --------------------------
                                                    (IN MILLIONS)
DECEMBER 31, 2011.        $ 2                  $ --             $ --               $ 1
DECEMBER 31, 2010.        $14                  $ --             $ --               $14

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2011 and 2010, the Company did not provide any cash collateral.

  Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $4 million. At December 31, 2011, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $4 million. This amount does not consider gross derivative assets of $2 million for which the Company has the contractual right of offset.

  The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011, the Company provided insignificant amounts of cash collateral for exchange-traded futures which is included in premiums, reinsurance and other receivables. At December 31, 2010, the Company did not provide any cash collateral for exchange-traded futures.

EMBEDDED DERIVATIVES

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

  The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                 2011    2010
                                                                 ----    ----
                                                                 (IN MILLIONS)
      Net embedded derivatives within liability host contracts:
       Funds withheld on ceded reinsurance...................... $83     $66

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                            (IN MILLIONS)
    Net derivative gains (losses).....................  $(17)    $(31)   $(35)

4. FAIR VALUE

  Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

 RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                      DECEMBER 31, 2011
                                                -------------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT     TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE   ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS       FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)      VALUE
                                                ------------------ ----------------- ------------ -----------
                                                                        (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................    $         --      $      2,553     $     122   $    2,675
 Foreign government securities.................              --             1,041           150        1,191
 Foreign corporate securities..................              --             1,039            52        1,091
 U.S. Treasury and agency securities...........             580               305            --          885
 RMBS..........................................              --               818            27          845
 CMBS..........................................              --               586            35          621
 ABS...........................................              --               246            35          281
 State and political subdivision securities....              --                80            --           80
                                                   ------------      ------------     ---------   ----------
   Total fixed maturity securities.............             580             6,668           421        7,669
                                                   ------------      ------------     ---------   ----------
Equity securities:
 Common stock..................................               1                --            32           33
 Non-redeemable preferred stock................              --                --            --           --
                                                   ------------      ------------     ---------   ----------
   Total equity securities.....................               1                --            32           33
                                                   ------------      ------------     ---------   ----------
Short-term investments.........................              59               195            --          254
Derivative assets: (1)
 Interest rate contracts.......................              --                76            --           76
 Foreign currency contracts....................              --                 4            --            4
 Credit contracts..............................              --                 3            --            3
                                                   ------------      ------------     ---------   ----------
   Total derivative assets.....................              --                83            --           83
                                                   ------------      ------------     ---------   ----------
Separate account assets (2)....................              48               925             1          974
                                                   ------------      ------------     ---------   ----------
   Total assets................................    $        688      $      7,871     $     454   $    9,013
                                                   ============      ============     =========   ==========
LIABILITIES:
Derivative liabilities: (1)
 Interest rate contracts.......................    $         --      $         --     $      --   $       --
 Foreign currency contracts....................              --                 2            --            2
 Credit contracts..............................              --                 5            --            5
                                                   ------------      ------------     ---------   ----------
   Total derivative liabilities................              --                 7            --            7
                                                   ------------      ------------     ---------   ----------
Net embedded derivatives within liability host
  contracts (3)................................              --                --            83           83
                                                   ------------      ------------     ---------   ----------
   Total liabilities...........................    $         --      $          7     $      83   $       90
                                                   ============      ============     =========   ==========

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                                     DECEMBER 31, 2010
                                                ------------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................     $       --        $    2,172       $    161   $    2,333
 Foreign government securities.................             --               914            120        1,034
 Foreign corporate securities..................             --             1,016             70        1,086
 U.S. Treasury and agency securities...........            206               305             --          511
 RMBS..........................................             --               677             34          711
 CMBS..........................................             --               597             39          636
 ABS...........................................             --               145             27          172
 State and political subdivision securities....             --                63             --           63
                                                    ----------        ----------       --------   ----------
   Total fixed maturity securities.............            206             5,889            451        6,546
                                                    ----------        ----------       --------   ----------
Equity securities:
 Common stock..................................            162                --             11          173
 Non-redeemable preferred stock................             --                --              5            5
                                                    ----------        ----------       --------   ----------
   Total equity securities.....................            162                --             16          178
                                                    ----------        ----------       --------   ----------
Short-term investments (4).....................             --               167              6          173
Derivative assets: (1)
 Interest rate contracts.......................             --                51             --           51
 Foreign currency contracts....................             --                --             --           --
 Credit contracts..............................             --                 2             --            2
                                                    ----------        ----------       --------   ----------
   Total derivative assets.....................             --                53             --           53
                                                    ----------        ----------       --------   ----------
Separate account assets (2)....................            207             1,205             23        1,435
                                                    ----------        ----------       --------   ----------
   Total assets................................     $      575        $    7,314       $    496   $    8,385
                                                    ==========        ==========       ========   ==========
LIABILITIES:
Derivative liabilities: (1)
 Interest rate contracts.......................     $       --        $        4       $     --   $        4
 Foreign currency contracts....................             --                13             --           13
 Credit contracts..............................             --                 3             --            3
                                                    ----------        ----------       --------   ----------
   Total derivative liabilities................             --                20             --           20
                                                    ----------        ----------       --------   ----------
Net embedded derivatives within liability host
  contracts (3)................................             --                --             66           66
                                                    ----------        ----------       --------   ----------
   Total liabilities...........................     $       --        $       20       $     66   $       86
                                                    ==========        ==========       ========   ==========

--------

(1)  Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant
     Unobservable Inputs (Level 3) tables which follow.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

(2). Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(3). Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

(4). Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value
     (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  See Note 2 for discussion of certain prior year amounts which have been reclassified to conform with the 2011 presentation.

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  When available, the estimated fair value of the Company's fixed maturity securities, equity securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

  The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

  When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

 Embedded Derivatives Within Liability Host Contracts

  Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

 Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

  A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

  The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

  While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  These securities are comprised of U.S. Treasury and agency securities, exchange traded common stock and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Separate Account Assets

  These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

LEVEL 2 MEASUREMENTS:

 Fixed Maturity Securities and Short-term Investments

  This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

    U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

    Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

    U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

 Derivative Assets and Derivative Liabilities

  This level includes all types of derivative instruments utilized by the Company with the exception of those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

    Interest rate contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Inter-Bank Offer Rate ("LIBOR") basis curves.

    Foreign currency contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    Credit contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

 Separate Account Assets

  These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Also included are certain mutual funds and hedge funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

  In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

    U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

    Foreign government securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

 Derivative Assets and Derivative Liabilities

  These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Credit contracts. Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

 Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

  These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Separate Account Assets

  These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Separate account assets within this level also include mortgage loans. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

TRANSFERS BETWEEN LEVELS 1 AND 2:

  During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

  Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

  Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

  During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $9 million were comprised of U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $61 million were principally comprised of certain
U.S. corporate securities and CMBS.

  Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

  During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $60 million were principally comprised of certain
U.S. corporate securities and ABS. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $23 million were principally comprised of certain foreign government, foreign and U.S. corporate securities.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         -----------------------------------------------------------------------
                                                                           FIXED MATURITY SECURITIES:
                                                         -----------------------------------------------------------------------
                                                                                                                     STATE AND
                                                            U.S.       FOREIGN     FOREIGN                           POLITICAL
                                                         CORPORATE    GOVERNMENT  CORPORATE                         SUBDIVISION
                                                         SECURITIES   SECURITIES  SECURITIES  RMBS    CMBS    ABS   SECURITIES
                                                         ----------   ----------  ----------  ----   -----   ----   -----------
                                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,.....................................   $  161       $  120      $  70     $ 34   $  39   $ 27      $  --
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income................................       (1)           6          1       --      --     --         --
   Net investment gains (losses)........................        1           --         --       --      --     --         --
   Net derivative gains (losses)........................       --           --         --       --      --     --         --
 Other comprehensive income (loss)......................        4           26         (5)      (2)      3     --         --
Purchases (3)...........................................        8           --          5       --       5     32         --
Sales (3)...............................................      (26)          (2)       (16)      --     (12)    (6)        --
Issuances (3)...........................................       --           --         --       --      --     --         --
Settlements (3).........................................       --           --         --       --      --     --         --
Transfers into Level 3 (4)..............................        9           --         --       --      --     --         --
Transfers out of Level 3 (4)............................      (34)          --         (3)      (5)     --    (18)        --
                                                           ------       ------      -----     ----   -----   ----      -----
Balance, December 31,...................................   $  122       $  150      $  52     $ 27   $  35   $ 35      $  --
                                                           ======       ======      =====     ====   =====   ====      =====
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2011
 included in earnings:
   Net investment income................................   $   (1)      $    6      $   1     $ --   $  --   $ --      $  --
   Net investment gains (losses)........................   $   --       $   --      $  --     $ --   $  --   $ --      $  --
   Net derivative gains (losses)........................   $   --       $   --      $  --     $ --   $  --   $ --      $  --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       -----------------------------------------------------------------------
                                                                                                NET
                                                         EQUITY SECURITIES:               DERIVATIVES: (5)
                                                       ---------------------              ----------------
                                                                                                                       SEPARATE
                                                                                                               NET     ACCOUNT
                                                       COMMON NON-REDEEMABLE  SHORT-TERM       CREDIT       EMBEDDED    ASSETS
                                                       STOCK  PREFERRED STOCK INVESTMENTS    CONTRACTS     DERIVATIVES   (6)
                                                       ------ --------------- ----------- ---------------- ----------- --------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,................................... $  11      $     5       $     6       $    --        $   (66)   $   23
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income..............................    --           --            --            --             --        --
   Net investment gains (losses)......................     4           --            --            --             --        (3)
   Net derivative gains (losses)......................    --           --            --            --            (17)       --
 Other comprehensive income (loss)....................    --            1            --            --             --        --
Purchases (3).........................................    21           --            --            --             --        --
Sales (3).............................................    (4)          (6)           (6)           --             --       (19)
Issuances (3).........................................    --           --            --            --             --        --
Settlements (3).......................................    --           --            --            --             --        --
Transfers into Level 3 (4)............................    --           --            --            --             --        --
Transfers out of Level 3 (4)..........................    --           --            --            --             --        --
                                                       -----      -------       -------       -------        -------    ------
Balance, December 31,................................. $  32      $    --       $    --       $    --        $   (83)   $    1
                                                       =====      =======       =======       =======        =======    ======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2011 included in earnings:
   Net investment income.............................. $  --      $    --       $    --       $    --        $    --    $   --
   Net investment gains (losses)...................... $  --      $    --       $    --       $    --        $    --    $   --
   Net derivative gains (losses)...................... $  --      $    --       $    --       $    --        $   (17)   $   --

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                  ----------------------------------------------------------------
                                                                     FIXED MATURITY SECURITIES:
                                                  ----------------------------------------------------------------
                                                                                                               STATE AND
                                                     U.S.           FOREIGN    FOREIGN                         POLITICAL
                                                  CORPORATE        GOVERNMENT CORPORATE                       SUBDIVISION
                                                  SECURITIES       SECURITIES SECURITIES  RMBS   CMBS   ABS   SECURITIES
                                                  ----------       ---------- ---------- -----  -----  -----  -----------
                                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,..............................   $  194          $     58    $  62    $  25  $  15  $  50    $     3
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
   Net investment income.........................       (1)                6        1       --     --     --         --
   Net investment gains (losses).................        2                --       --       (1)    --     (1)        --
   Net derivative gains (losses).................       --                --       --       --     --     --         --
 Other comprehensive income (loss)...............        6                 9        7        7     11      4         --
Purchases, sales, issuances and settlements (3)..      (74)               57        4       (3)    (2)   (26)        --
Transfers into Level 3 (4).......................       37                --        3        6     15     --         --
Transfers out of Level 3 (4).....................       (3)              (10)      (7)      --     --     --         (3)
                                                    ------          --------    -----    -----  -----  -----    -------
Balance, December 31,............................   $  161          $    120    $  70    $  34  $  39  $  27    $    --
                                                    ======          ========    =====    =====  =====  =====    =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2010 included in earnings:
   Net investment income.........................   $   (1)         $      6    $   1    $  --  $  --  $  --    $    --
   Net investment gains (losses).................   $   (1)         $     --    $  --    $  --  $  --  $  --    $    --
   Net derivative gains (losses).................   $   --          $     --    $  --    $  --  $  --  $  --    $    --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ------------------------------------------------------------------------
                                                                                                 NET
                                                         EQUITY SECURITIES:                DERIVATIVES: (5)
                                                       -----------------------             ----------------
                                                                                                                        SEPARATE
                                                                                                                NET     ACCOUNT
                                                       COMMON  NON-REDEEMABLE  SHORT-TERM       CREDIT       EMBEDDED    ASSETS
                                                       STOCK   PREFERRED STOCK INVESTMENTS    CONTRACTS     DERIVATIVES   (6)
                                                       ------- --------------- ----------- ---------------- ----------- --------
                                                                                     (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................................... $     1    $      5      $     --      $       1       $   (35)  $    80
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income..............................      --          --            --             --            --        --
   Net investment gains (losses)......................      --          --            --             --            --         8
   Net derivative gains (losses)......................      --          --            --             --           (31)       --
 Other comprehensive income (loss)....................      --          --            --             --            --        --
Purchases, sales, issuances and settlements (3).......      10          --             6             (1)           --       (65)
Transfers into Level 3 (4)............................      --          --            --             --            --        --
Transfers out of Level 3 (4)..........................      --          --            --             --            --        --
                                                       -------    --------      --------      ---------       -------   -------
Balance, December 31,................................. $    11    $      5      $      6      $      --       $   (66)  $    23
                                                       =======    ========      ========      =========       =======   =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2010 included in earnings:
   Net investment income.............................. $    --    $     --      $     --      $      --       $    --   $    --
   Net investment gains (losses)...................... $    --    $     --      $     --      $      --       $    --   $    --
   Net derivative gains (losses)...................... $    --    $     --      $     --      $      --       $   (31)  $    (1)

                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         ------------------------------------------------------------------------
                                                                                FIXED MATURITY SECURITIES:
                                                         ------------------------------------------------------------------------
                                                                                                                       STATE AND
                                                            U.S.      FOREIGN    FOREIGN                               POLITICAL
                                                         CORPORATE   GOVERNMENT CORPORATE                             SUBDIVISION
                                                         SECURITIES  SECURITIES SECURITIES   RMBS     CMBS     ABS    SECURITIES
                                                         ----------  ---------- ---------- -------  -------  -------  -----------
                                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,..................................... $      165  $      95   $    50   $    20  $    14  $    46    $   --
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income................................          3          2        --        --       --       --        --
   Net investment gains (losses)........................        (26)        --        (4)       (2)      --       --        --
   Net derivative gains (losses)........................         --         --        --        --       --       --        --
 Other comprehensive income (loss)......................         37          1        20        11        9       16        --
Purchases, sales, issuances and settlements (3).........        (15)         8        (4)       (4)       2       (7)        3
Transfers into and/or out of Level 3 (4)................         30        (48)       --        --      (10)      (5)       --
                                                         ----------  ---------   -------   -------  -------  -------    ------
Balance, December 31,................................... $      194  $      58   $    62   $    25  $    15  $    50    $    3
                                                         ==========  =========   =======   =======  =======  =======    ======
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2009
 included in earnings:
   Net investment income................................ $        3  $       2   $    --   $    --  $    --  $    --    $   --
   Net investment gains (losses)........................ $      (26) $      --   $    (2)  $    (3) $    --  $    --    $   --
   Net derivative gains (losses)........................ $       --  $      --   $    --   $    --  $    --  $    --    $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         ------------------------------------------------------------------
                                                           EQUITY SECURITIES:
                                                         ---------------------
                                                                                                                        SEPARATE
                                                                                                    NET         NET     ACCOUNT
                                                         COMMON     NON-REDEEMABLE  SHORT-TERM  DERIVATIVES  EMBEDDED    ASSETS
                                                         STOCK      PREFERRED STOCK INVESTMENTS     (5)     DERIVATIVES   (6)
                                                         ------     --------------- ----------- ----------- ----------- --------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,..................................... $    1         $    5       $      --    $    (1)    $    --   $    95
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income................................     --             --              --         --          --        --
   Net investment gains (losses)........................     --             (1)             --         --          --       (14)
   Net derivative gains (losses)........................     --             --              --          2         (35)       --
 Other comprehensive income (loss)......................     --              2              --         --          --        --
Purchases, sales, issuances and settlements (3).........     --             (1)             --         --          --         3
Transfers into and/or out of Level 3 (4)................     --             --              --         --          --        (4)
                                                         ------         ------       ---------    -------     -------   -------
Balance, December 31,................................... $    1         $    5       $      --    $     1     $   (35)  $    80
                                                         ======         ======       =========    =======     =======   =======
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2009
 included in earnings:
   Net investment income................................ $   --         $   --       $      --    $    --     $    --   $    --
   Net investment gains (losses)........................ $   --         $   --       $      --    $    --     $    --   $    --
   Net derivative gains (losses)........................ $   --         $   --       $      --    $     2     $   (35)  $    --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

NON-RECURRING FAIR VALUE MEASUREMENTS

  Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                              YEARS ENDED DECEMBER 31,
                         --------------------------------------------------------------------------------------------------
                                       2011                             2010                             2009
                         -------------------------------  -------------------------------- --------------------------------
                          CARRYING    ESTIMATED            CARRYING    ESTIMATED            CARRYING    ESTIMATED
                            VALUE       FAIR                 VALUE       FAIR                 VALUE       FAIR
                          PRIOR TO   VALUE AFTER  GAINS    PRIOR TO   VALUE AFTER  GAINS    PRIOR TO   VALUE AFTER  GAINS
                         MEASUREMENT MEASUREMENT (LOSSES) MEASUREMENT MEASUREMENT (LOSSES) MEASUREMENT MEASUREMENT (LOSSES)
                         ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                                   (IN MILLIONS)
Mortgage loans, net (1).     $ 5        $  5       $ --      $ --        $ --       $ --      $ --        $ --       $ --
Goodwill (2)............     $35        $ --       $(35)     $ --        $ --       $ --      $ --        $ --       $ --

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Goodwill -- As discussed in Note 1, the Company recorded an impairment of goodwill. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the associated estimated fair value.

 FAIR VALUE OF FINANCIAL INSTRUMENTS

  Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                DECEMBER 31,
                                                           -------------------------------------------------------
                                                                      2011                        2010
                                                           --------------------------- ---------------------------
                                                                             ESTIMATED                   ESTIMATED
                                                           NOTIONAL CARRYING   FAIR    NOTIONAL CARRYING   FAIR
                                                            AMOUNT   VALUE     VALUE    AMOUNT   VALUE     VALUE
                                                           -------- -------- --------- -------- -------- ---------
                                                                                (IN MILLIONS)
ASSETS:
Mortgage loans, net.......................................           $  608   $  671             $  562   $  610
Policy loans..............................................           $1,797   $2,232             $1,807   $2,074
Short-term investments (1)................................           $   --   $   --             $    2   $    2
Other invested assets (2).................................           $   50   $   55             $   --   $   --
Cash and cash equivalents.................................           $   72   $   72             $  265   $  265
Accrued investment income.................................           $  102   $  102             $   94   $   94
Premiums, reinsurance and other receivables (2)...........           $  249   $  266             $  236   $  248
LIABILITIES:
PABs (2)..................................................           $1,547   $1,661             $1,075   $1,148
Payables for collateral under securities loaned and other
 transactions.............................................           $  815   $  815             $  574   $  574
Long-term debt............................................           $  102   $  140             $  102   $  124
Other liabilities (2).....................................           $    4   $    4             $    4   $    4
Separate account liabilities (2)..........................           $   61   $   61             $   86   $   86
COMMITMENTS: (3)
Mortgage loan commitments.................................    $6     $   --   $   --     $ --    $   --   $   --
Commitments to fund private corporate bond
 investments..............................................    $7     $   --   $   --     $  7    $   --   $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

--------
(1)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, derivative assets and liabilities, net embedded derivatives within liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

 Mortgage Loans

  The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Short-term Investments

  Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Other Invested Assets

  Other invested assets within the preceding table is comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Cash and Cash Equivalents

  Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

Accrued Investment Income

  Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

  Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

 PABs

  PABs in the table above include investment contracts. The difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

  The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Payables for Collateral Under Securities Loaned and Other Transactions

  The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

 Long-term Debt

  The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights, contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

 Other Liabilities

  Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

  Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

 Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

  Information regarding DAC and VOBA was as follows:

                                                              DAC   VOBA  TOTAL
                                                             ----  ----- ------
                                                               (IN MILLIONS)
Balance at January 1, 2009.................................. $106  $173   $279
Capitalizations.............................................    6    --      6
                                                             ----  ----   ----
  Subtotal..................................................  112   173    285
                                                             ----  ----   ----
Amortization related to:
  Net investment gains (losses).............................    3     1      4
  Other expenses............................................  (21)  (13)   (34)
                                                             ----  ----   ----
   Total amortization.......................................  (18)  (12)   (30)
                                                             ----  ----   ----
Unrealized investment gains (losses)........................   (1)  (62)   (63)
                                                             ----  ----   ----
Balance at December 31, 2009................................   93    99    192
Capitalizations.............................................    5    --      5
                                                             ----  ----   ----
  Subtotal..................................................   98    99    197
                                                             ----  ----   ----
Amortization related to:
  Net investment gains (losses).............................    1    --      1
  Other expenses............................................  (13)  (12)   (25)
                                                             ----  ----   ----
   Total amortization.......................................  (12)  (12)   (24)
                                                             ----  ----   ----
Unrealized investment gains (losses)........................    3    (7)    (4)
                                                             ----  ----   ----
Balance at December 31, 2010................................   89    80    169
Capitalizations.............................................   58    --     58
                                                             ----  ----   ----
  Subtotal..................................................  147    80    227
                                                             ----  ----   ----
Amortization related to:
  Net investment gains (losses).............................   (1)   --     (1)
  Other expenses............................................  (11)  (10)   (21)
                                                             ----  ----   ----
   Total amortization.......................................  (12)  (10)   (22)
                                                             ----  ----   ----
Unrealized investment gains (losses)........................   (1)   (8)    (9)
                                                             ----  ----   ----
Balance at December 31, 2011................................ $134  $ 62   $196
                                                             ====  ====   ====

  The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $9 million in 2012, $9 million in 2013, $8 million in 2014, $7 million in 2015 and $3 million in 2016.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

6.  INSURANCE

 SEPARATE ACCOUNTS

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $894 million and $1.4 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $80 million and $79 million at December 31, 2011 and 2010, respectively. The average interest rate credited on these contracts was 2.72% and 2.29% at December 31, 2011 and 2010, respectively.

  Under an assumptive reinsurance agreement, the Company transferred, in a non-cash transaction, $319 million of pass-through separate accounts to an affiliate during 2011.

  For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

 OBLIGATIONS UNDER FUNDING AGREEMENTS

  General American Life Insurance Company is a member of the Federal Home Loan Bank of Des Moines ("FHLB of Des Moines") and held $31 million and $10 million of common stock of the FHLB of Des Moines at December 31, 2011 and 2010, respectively, which is included in equity securities. The Company has also entered into funding agreements with the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines. The amount of the liability for funding agreements with the FHLB of Des Moines was $475 million at December 31, 2011, which is included in PABs. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $662 million at December 31, 2011. There were no funding agreements with the FHLB of Des Moines at December 31, 2010.

 GUARANTEES

  The Company issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

  The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                      DECEMBER 31,
                                                ----------------------
                                                    2011         2010
                                                ---------    ---------
                                                    AT ANNUITIZATION
                                                ----------------------
                                                      (IN MILLIONS)
       ANNUITY CONTRACTS (1)
       TWO TIER ANNUITIES
       General account value................... $     276    $     280
       Net amount at risk (2).................. $     49 (4) $     49 (4)
       Average attained age of contractholders.  63 years     62 years

                                                        DECEMBER 31,
                                                  ----------------------
                                                      2011         2010
                                                  ---------    ---------
                                                          SECONDARY
                                                         GUARANTEES
                                                  ----------------------
                                                        (IN MILLIONS)
    UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
    Account value (general and separate account). $   1,473    $   1,378
    Net amount at risk (2)....................... $ 15,034 (3) $ 15,760 (3)
    Average attained age of policyholders........  61 years     60 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                            UNIVERSAL AND
                                                 ANNUITY    VARIABLE LIFE
                                                CONTRACTS     CONTRACTS
                                              ------------- -------------
                                               GUARANTEED
                                              ANNUITIZATION   SECONDARY
                                                BENEFITS     GUARANTEES   TOTAL
                                              ------------- ------------- -----
                                                        (IN MILLIONS)
 DIRECT
 Balance at January 1, 2009..................     $  7          $  6      $ 13
 Incurred guaranteed benefits................       --             7         7
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2009................        7            13        20
 Incurred guaranteed benefits................       --            80        80
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2010................        7            93       100
 Incurred guaranteed benefits................       --            (9)       (9)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2011................     $  7          $ 84      $ 91
                                                  ====          ====      ====
 CEDED
 Balance at January 1, 2009..................     $ --          $ --      $ --
 Incurred guaranteed benefits................       --             7         7
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2009................       --             7         7
 Incurred guaranteed benefits................       --            81        81
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2010................       --            88        88
 Incurred guaranteed benefits................       --            (8)       (8)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2011................     $ --          $ 80      $ 80
                                                  ====          ====      ====
 NET
 Balance at January 1, 2009..................     $  7          $  6      $ 13
 Incurred guaranteed benefits................       --            --        --
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2009................        7             6        13
 Incurred guaranteed benefits................       --            (1)       (1)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2010................        7             5        12
 Incurred guaranteed benefits................       --            (1)       (1)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2011................     $  7          $  4      $ 11
                                                  ====          ====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                                   DECEMBER 31,
                                                                 --------------
                                                                 2011    2010
                                                                 ----    ----
                                                                 (IN MILLIONS)
Fund Groupings:
Equity.......................................................... $14     $15
Money Market....................................................   2       2
Balanced........................................................   2       1
Bond............................................................   1       1
Specialty.......................................................  --       1
                                                                 ---     ---
  Total......................................................... $19     $20
                                                                 ===     ===

7.  REINSURANCE

  The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $435 million and $336 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  At December 31, 2011, the Company had $677 million of net unaffiliated ceded reinsurance recoverables. Of this total, $559 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $322 million of which were unsecured. At December 31, 2010, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $584 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $225 million of which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                                2011     2010    2009
                                                               -----    -----   -----
                                                                  (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $ 320    $ 335   $ 357
Reinsurance assumed...........................................   297      211     184
Reinsurance ceded.............................................  (315)    (297)   (276)
                                                                -----   -----   -----
 Net premiums................................................. $ 302    $ 249   $ 265
                                                                =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $ 289    $ 347   $ 374
Reinsurance ceded.............................................  (174)    (201)   (197)
                                                                -----   -----   -----
 Net universal life and investment-type product policy fees... $ 115    $ 146   $ 177
                                                                =====   =====   =====
OTHER REVENUES:
Direct other revenues......................................... $  12    $   3   $   7
Reinsurance ceded.............................................     3        2       2
                                                                -----   -----   -----
 Net other revenues........................................... $  15    $   5   $   9
                                                                =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $ 606    $ 618   $ 567
Reinsurance assumed...........................................   223      221     110
Reinsurance ceded.............................................  (330)    (397)   (263)
                                                                -----   -----   -----
 Net policyholder benefits and claims......................... $ 499    $ 442   $ 414
                                                                =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $ 210    $ 206   $ 208
Reinsurance ceded.............................................   (76)     (70)    (68)
                                                                -----   -----   -----
 Net interest credited to policyholder account balances....... $ 134    $ 136   $ 140
                                                                =====   =====   =====
OTHER EXPENSES:
Direct other expenses......................................... $ 160    $ 173   $ 209
Reinsurance assumed...........................................    55       32      26
Reinsurance ceded.............................................   (86)    (130)   (129)
                                                                -----   -----   -----
 Net other expenses........................................... $ 129    $  75   $ 106
                                                                =====   =====   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                        DECEMBER 31, 2011
                                                                  ------------------------------
                                                                                          TOTAL
                                                                                         BALANCE
                                                                  DIRECT ASSUMED  CEDED   SHEET
                                                                  ------ ------- ------  -------
                                                                          (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $   27  $ 28   $2,493  $2,548
Deferred policy acquisition costs and value of business acquired.    294    49     (147)    196
                                                                  ------  ----   ------  ------
 Total assets.................................................... $  321  $ 77   $2,346  $2,744
                                                                  ======  ====   ======  ======
LIABILITIES:
Future policy benefits........................................... $4,945  $150   $   --  $5,095
Other policy-related balances....................................    256    54      (55)    255
Other liabilities................................................    133    31      489     653
                                                                  ------  ----   ------  ------
 Total liabilities............................................... $5,334  $235   $  434  $6,003
                                                                  ======  ====   ======  ======

                                                                        DECEMBER 31, 2010
                                                                  ------------------------------
                                                                                          TOTAL
                                                                                         BALANCE
                                                                  DIRECT ASSUMED  CEDED   SHEET
                                                                  ------ ------- ------  -------
                                                                          (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $   18  $ --   $2,425  $2,443
Deferred policy acquisition costs and value of business acquired.    346    --     (177)    169
                                                                  ------  ----   ------  ------
 Total assets.................................................... $  364  $ --   $2,248  $2,612
                                                                  ======  ====   ======  ======
LIABILITIES:
Future policy benefits........................................... $5,001  $ 90   $   --  $5,091
Other policy-related balances....................................    264    71      (72)    263
Other liabilities................................................    162    --      439     601
                                                                  ------  ----   ------  ------
 Total liabilities............................................... $5,427  $161   $  367  $5,955
                                                                  ======  ====   ======  ======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $249 million and $236 million at December 31, 2011 and 2010, respectively. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

 RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company, all of which are related parties.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                              2011    2010     2009
                                                             -----   -----    -----
                                                                (IN MILLIONS)
PREMIUMS:
Reinsurance assumed......................................... $ 62    $  --    $  --
Reinsurance ceded...........................................   (7)     (14)     (16)
                                                             ----     -----   -----
 Net premiums............................................... $ 55    $ (14)   $ (16)
                                                             ====     =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed......................................... $ --    $  --    $  --
Reinsurance ceded...........................................  (90)    (120)    (116)
                                                             ----     -----   -----
 Net universal life and investment-type product policy fees. $(90)   $(120)   $(116)
                                                             ====     =====   =====
OTHER REVENUES:
Reinsurance assumed......................................... $ --    $  --    $  --
Reinsurance ceded...........................................    3        2        2
                                                             ----     -----   -----
 Net other revenues......................................... $  3    $   2    $   2
                                                             ====     =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed......................................... $ 54    $  --    $  --
Reinsurance ceded...........................................  (14)     (33)     (20)
                                                             ----     -----   -----
 Net policyholder benefits and claims....................... $ 40    $ (33)   $ (20)
                                                             ====     =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed......................................... $ --    $  --    $  --
Reinsurance ceded...........................................  (76)     (70)     (68)
                                                             ----     -----   -----
 Net interest credited to policyholder account balances..... $(76)   $ (70)   $ (68)
                                                             ====     =====   =====
OTHER EXPENSES:
Reinsurance assumed......................................... $ 21    $  --    $  --
Reinsurance ceded...........................................  (48)     (90)    (105)
                                                             ----     -----   -----
 Net other expenses......................................... $(27)   $ (90)   $(105)
                                                             ====     =====   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                            DECEMBER 31,
                                                                  --------------------------------
                                                                        2011             2010
                                                                  ---------------  ---------------
                                                                   ASSUMED  CEDED   ASSUMED  CEDED
                                                                  -------- ------  -------- ------
                                                                            (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......................   $28    $1,783    $ --   $1,683
Deferred policy acquisition costs and value of business acquired.    49      (140)     --     (164)
                                                                    ---    ------    ----   ------
 Total assets....................................................   $77    $1,643    $ --   $1,519
                                                                    ===    ======    ====   ======
LIABILITIES:
Future policy benefits...........................................   $54    $   --    $ --   $   --
Other policy-related balances....................................     1       (55)     --      (72)
Other liabilities................................................    31        34      --       40
                                                                    ---    ------    ----   ------
 Total liabilities...............................................   $86    $  (21)   $ --   $  (32)
                                                                    ===    ======    ====   ======

  Effective January 1, 2011, the Company entered into two reinsurance agreements to assume 90% of certain participating whole life product policies on a coinsurance basis from two affiliates. For the year ended December 31, 2011, the Company assumed premiums of $62 million and assumed benefits and related expenses of $75 million. Also, the assumed DAC increased $49 million while premiums and other receivables increased $28 million, future policy benefits increased $53 million and affiliated reinsurance payables, included in other liabilities, increased $31 million at December 31, 2011.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.7 billion and $1.6 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $243 million and $230 million at December 31, 2011 and 2010, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

8.  LONG-TERM DEBT

  The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.625% due January 2024. The outstanding balance of the surplus note was $102 million and $101 million at December 31, 2011 and 2010, respectively.

  Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

 INTEREST EXPENSE

  Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2011, 2010 and 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

9.  INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                       2011     2010    2009
                                                      -----    -----   -----
                                                         (IN MILLIONS)
       Current:
        Federal...................................... $ (27)   $ 40    $  19
        Foreign......................................     2     (39)      30
                                                       -----   ----    -----
          Subtotal...................................   (25)      1       49
                                                       -----   ----    -----
       Deferred:
        Federal......................................    66      (6)    (114)
                                                       -----   ----    -----
          Provision for income tax expense (benefit). $  41    $ (5)   $ (65)
                                                       =====   ====    =====

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2011     2010    2009
                                                       -----    -----   -----
                                                         (IN MILLIONS)
        Tax provision at U.S. statutory rate..........  $32     $  6    $(41)
        Tax effect of:
         Tax-exempt investment income.................   (2)      (3)     (6)
         Medicare Part D..............................   --        3      --
         Prior year tax...............................   --      (11)     (4)
         Sale of former subsidiary (1)................   --       --     (15)
         Goodwill impairment..........................   12       --      --
         Other, net...................................   (1)      --       1
                                                        ---     ----    ----
           Provision for income tax expense (benefit).  $41     $ (5)   $(65)
                                                        ===     ====    ====

--------
(1)In December 2002, Cova Corporation, a wholly owned subsidiary of the Company, was sold to MLIC, an affiliate, at which time the Company deferred the loss on the sale. On March 2, 2009, Cova Corporation was sold to a third party and subsequently the Company recognized the deferred loss.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                  DECEMBER 31,
                                                                  ------------
                                                                    2011   2010
                                                                  ------ ------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables....................... $  69   $ 90
  DAC............................................................    --      3
  Employee benefits..............................................    26     28
  Tax credit carryforwards.......................................     2     45
  Investments, including derivatives.............................    17      2
  Other..........................................................     5      8
                                                                  -----   ----
                                                                    119    176
                                                                  -----   ----
Deferred income tax liabilities:
  DAC............................................................    15     --
  Net unrealized investment gains................................   340    223
  Other..........................................................    --      8
                                                                  -----   ----
                                                                    355    231
                                                                  -----   ----
   Net deferred income tax asset (liability)..................... $(236)  $(55)
                                                                  =====   ====

  Tax credit carryforwards of $2 million at December 31, 2011 will expire beginning in 2021.

  General American participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due to MetLife include $40 million and $19 million for 2011 and 2010, respectively, and the amounts due from MetLife include $40 million for 2009.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2006. The IRS exam of the current audit cycle, year 2006, began in April 2010.

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ------------------------
                                                 2011     2010    2009
                                               ------   ------  ------
                                                  (IN MILLIONS)
            Balance at January 1,.............  $ 7      $ 18    $18
            Lapses of statutes of limitations.   --       (11)    --
                                                ---      ----    ---
            Balance at December 31,...........  $ 7      $  7    $18
                                                ===      ====    ===

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest and penalties were as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                  2011     2010    2009
                                                                                ------   ------  ------
                                                                                   (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of operations.  $ --      $1      $1

                                                                                         DECEMBER 31,
                                                                                         -------------
                                                                                           2011   2010
                                                                                         ------ ------
                                                                                         (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance sheets.   $1     $1

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $1 million, related to the separate account DRD. The 2011 benefit did not include a true-up of the 2010 tax return.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

  Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Unclaimed Property Inquiries

  More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multi-state targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multi-state market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property.

  Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                 DECEMBER 31,
                                                                 -------------
                                                                   2011   2010
                                                                 ------ ------
                                                                 (IN MILLIONS)
  Other Assets:
   Premium tax offset for future undiscounted assessments.......   $5     $5
   Premium tax offsets currently available for paid assessments.    1      1
                                                                   --     --
                                                                   $6     $6
                                                                   ==     ==
  Other Liabilities:
   Insolvency assessments.......................................   $7     $8
                                                                   ==     ==

COMMITMENTS

 COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $122 million and $162 million at December 31, 2011 and 2010, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 MORTGAGE LOAN COMMITMENTS

  The Company commits to lend funds under mortgage loan commitments. There were $6 million of unfunded mortgage loan commitments at December 31, 2011. There were no unfunded mortgage loan commitments at December 31, 2010.

 COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $7 million for both years ended December 31, 2011 and 2010, respectively.

GUARANTEES

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2011 and 2010.

11.  EQUITY

 STATUTORY EQUITY AND INCOME

  Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

  The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (unaudited) of General American, a Missouri domiciled insurer, was $128 million, $64 million and $65 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Missouri State Department of Insurance, was $825 million and $944 million at December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 DIVIDEND RESTRICTIONS

  Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MLIC as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a cash dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2011, General American paid an extraordinary cash dividend to GenAmerica, its former parent, of $183 million, of which, $164 million was a return of capital. During the years ended December 31, 2010 and 2009, General American paid a dividend of $149 million and $107 million, respectively, of which, $127 million and $87 million, respectively, was a return of capital. The maximum amount of dividends which General American may pay to MLIC in 2012 without prior regulatory approval is $70 million.

 OTHER COMPREHENSIVE INCOME (LOSS)

  The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                    -----------------------
                                                                                      2011     2010    2009
                                                                                    ------   ------  ------
                                                                                       (IN MILLIONS)
Holding gains (losses) on investments arising during the year...................... $ 396    $ 476   $ 729
Income tax effect of holding gains (losses)........................................  (140)    (166)   (254)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................   (55)     (41)      8
Income tax effect of reclassification adjustments..................................    19       14      (3)
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................   (10)      (6)    (63)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................     4        2      22
                                                                                    -----    -----   -----
Net unrealized investment gains (losses), net of income tax........................   214      279     439
Defined benefit plans adjustment, net of income tax................................    (3)      (1)     (2)
                                                                                    -----    -----   -----
Other comprehensive income (loss)..................................................   211      278     437
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and less than $1 million (see Note 1)........................    --       --      (1)
                                                                                    -----    -----   -----
 Other comprehensive income (loss)................................................. $ 211    $ 278   $ 436
                                                                                    =====    =====   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

12.  OTHER EXPENSES

  Information on other expenses was as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          -----------------------
                                                            2011     2010    2009
                                                          ------   ------  ------
                                                             (IN MILLIONS)
  Compensation...........................................  $  2     $  3    $ (6)
  Pension, postretirement & postemployment benefit costs.    17       17      20
  Commissions............................................    50      (20)    (18)
  Capitalization of DAC..................................   (58)      (5)     (6)
  Amortization of DAC and VOBA...........................    22       24      30
  Interest expense on debt and debt issuance costs.......     9        9       9
  Premium taxes, licenses & fees.........................     7        9      14
  Goodwill impairment (see Note 1).......................    35       --      --
  Other..................................................    45       38      63
                                                           ----     ----    ----
   Total other expenses..................................  $129     $ 75    $106
                                                           ====     ====    ====

 CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

  See Note 5 for a rollforward of DAC and VOBA including impacts of capitalization and amortization.

 INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

  Includes interest expense on debt (see Note 8).

 AFFILIATED EXPENSES

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions.

  See Notes 7 and 13 for a discussion of affiliated expenses included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

13.  RELATED PARTY TRANSACTIONS

 SERVICE AGREEMENTS

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                          YEARS ENDED DECEMBER 31,
                                                          -----------------------
                                                            2011     2010    2009
                                                          ------   ------  ------
                                                               (IN MILLIONS)
  Compensation...........................................  $ 4      $ 3     $(6)
  Pension, postretirement & postemployment benefit costs.   17       17      20
  Commissions............................................    1        1       4
  Other..................................................   24       21      30
                                                           ---      ---     ---
   Total other expenses..................................  $46      $42     $48
                                                           ===      ===     ===

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                            2011     2010    2009
                                                          ------   ------  ------
                                                               (IN MILLIONS)
  Universal life and investment-type product policy fees.   $2      $  2    $  1
  Other revenues.........................................   $1      $ --    $ --

  The Company had net receivables from affiliates of $4 million at both December 31, 2011 and 2010 related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Note 2 for additional related party transactions.

14.  SUBSEQUENT EVENT

  The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2011 consolidated financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2011.

3.   Statements of Operations for the year ended December 31, 2011.

4.   Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2011 and 2010.

3.   Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and 2009.

5.   Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Financial Statements.




The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2011 and 2010.

3.   Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and
     2009.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Consolidated Financial Statements.



b.             Exhibits
               ---------

1.   (i)       Resolution of Board of Directors of the Company authorizing the establishment of the Variable
               Account (5)

     (ii)      Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(14)

2.             Not Applicable.

3.   (i)       Form of Principal Underwriter's and Selling Agreement (8)

     (ii)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (14)

     (iii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (14)

     (iv)      Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002) (14)

     (v)       Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (22)

     (vi)      Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (26)

     (vii)     Form of Retail Sales Agreement and Schedule of Differences (2-10) (34)

     (viii)    Retail Sales Agreement and Amendments (Edward Jones) (35)

     (ix)      Selling Agreement and Amendments (UBS Financial Services Inc.) (36)

4.   (i)       Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7)

     (ii)      Enhanced Dollar Cost Averaging Rider (7)

     (iii)     Three Month Market Entry Rider (7)

     (iv)      Death Benefit Rider - (Compounded-Plus) (7)

     (v)       Death Benefit Rider - (Annual) (7)

     (vi)      Death Benefit Rider - (Annual Step-Up) (7)

     (vii)     Guaranteed Minimum Income Benefit Rider - (Living Benefit) (7)

     (viii)    Additional Death Benefit Rider - (Earnings Preservation Benefit) (7)

     (ix)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (7)

     (x)       Terminal Illness Rider (7)

     (xi)      Individual Retirement Annuity Endorsement (7)

     (xii)     Roth Individual Retirement Annuity Endorsement (7)

     (xiii)    401 Plan Endorsement (7)

     (xiv)     Tax Sheltered Annuity Endorsement (7)

     (xv)      Unisex Annuity Rates Rider (7)

     (xvi)     Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance
               Company; formerly, Cova Financial Services Life Insurance Company) (9)

     (xvii)    Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (11)

     (xviii)   Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (13)

     (xvix)    Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04) (14)

     (xx)      Individual Retirement Annuity Endorsement 7023.1 (9/02) (14)

     (xxi)     Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (14)

     (xxii)    401(a)/403(a) Plan Endorsement 7025.1 (9/02) (14)

     (xxiii)   Tax Sheltered Annuity Endorsement 7026.1 (9/02) (14)

     (xxiv)    Simple Individual Retirement Annuity Endorsement 7276 (9/02) (14)

     (xxv)     Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (16)

     (xxvi)    Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (16)

     (xxvii)   Form of Three Month Market Entry Rider 7013-1 (5/05) (16)

     (xxviii)  Form of Contract Schedule 7028-3 (5/05) (16)

     (xxix)    Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (17)

     (xxx)     Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (18)

     (xxxi)    Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (18)

     (xxxii)   Guaranteed Minimum Accumulation Benefit Rider-Living Benefit (GMAB) MLIC-670-1 (11/05) (18)

     (xxxiii)  Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (19)

     (xxxiv)   Form of Lifetime Guaranteed Withdrawal Benefit Rider (21)

     (xxxv)    Form of Guaranteed Minimum Income Benefit Rider (21)

     (xxxvi)   Form of Contract Schedule (enhanced GMIB Plus) (21)

     (xxxvii)  Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (23)

     (xxxviii) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (23)

     (xxxix)   Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (30)

     (xl)      Form of Contract Schedule MLI-EDB (4/08) (30)

     (xli)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (30)

     (xlii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (30)

     (xliii)   Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (34)

     (xliv)    Qualified Distribution Program Endorsement (38)

     (xlv)     Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (39)

     (xlvi)    Form of 401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (41)

5.   (i)       Variable Annuity Application (7)

     (ii)      Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B) (12)

     (iii)     Form of Variable Annuity Application (Class AA) (7029(1/01)) (APPVA-504AA) (12)

     (iv)      Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04)
               APPVA-504AA; and Class B 7029(7/04) APPVA-504B. (13)

     (v)       Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA (16)

     (vi)      Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (18)

     (vii)     Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (18)

     (viii)    Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (23)

     (ix)      Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (23)

     (x)       Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA506 (23)

     (xi)      Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (31)

     (xii)     Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (32)

     (xiii)    Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (32)

6.   (i)       Copy of Articles of Incorporation of the Company (1)

     (ii)      Copy of the Bylaws of the Company (1)

7.   (i)(a)    Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
               Company (10)

     (b)       Amendment No. 1 and Amendment No. 2 to Reinsurance Agreement (the "Agreement") between
               MetLife Investors Company (The "Cedent") and Metropolitan Life Insurance Company (the
               "Reinsurer") (as of April 1, 2001) (41)

     (c)       Modified Coinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life
               Insurance Company, effective as of April 1, 2001 ("Agreement"), Recapture of Reinsurance (dated
               October 27, 2004 and effective November 30, 2004) (41)

     (ii)(a)   Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
               Reassurance Company, Ltd (as of June 26, 2001) (10)

     (b)       Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement Effective as of April
               1, 2001 (Agreement) between MetLife Investors Insurance Company (Cedent) and Exeter Reassurance
               Company, Ltd. (Reinsurer) (41)

     (c)       Amended and Restated Automatic Reinsurance Agreement between MetLife Investors Insurance
               Company and Exeter Reassurance Company, Ltd. (effective as of April 1, 2001 and amended and restated as of July 1, 2004) (41)

     (d)       Amendment No. 1 through Amendment No. 13 to Automatic Reinsurance Agreement Effective as of
               April 1, 2001 Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors
               Insurance Company and Exeter Reassurance Company, Ltd. (Reinsurer) (41)

     (iii)     Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
               American Life Insurance Company (as of January 1, 2003) (23)

     (iv)(a)   Automatic Reinsurance Agreement between MetLife Investors Insurance Company and MetLife Insurance
               Company of Connecticut (as of January 1, 2011) (filed herewith)

     (iv)(b)   Amendment No. 1 to Automatic Reinsurance Agreement Effective as of January 1, 2011 (Agreement)
               between MetLife Investors Insurance Company (Cedent) and MetLife Insurance Company of Connecticut
               (Reinsurer) (as of April 29, 2011) (filed herewith)

8.   (i)       (a) Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
               Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
               Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
               Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
               Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (32)

               (b) Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors,
               Inc., MetLife Investors Insurance Company and MetLife Investors Distribution Company (40)

               (c) Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
               Insurance Funds), Invesco Distributors, Inc. and MetLife Investors Insurance Company (40)

     (ii)     Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova
              Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

     (iii)    Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc.) (November
              1, 1999)(6)

     (iv)     (a) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

              (b) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000) (32)

              (c) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Frankling Templeton Variable
              Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
              Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
              2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
              Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
              Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
              Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
              Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
              Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
              Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (32)

              (d) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
              Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance Company and MetLife Investors
              Distribution Company (40)

              (e) Participation Agreement Addendum to the Participation Agreement among Franklin Templeton
              Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance
              Company and MetLife Investors Distribution Company (effective as of May 1, 2011) (filed herewith)

     (v)      Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova
              Financial Services Life Insurance Company (1999) (6)




(vi)     (a)      Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services
                  Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

         (b)      Partial Termination of Participation Agreement dated November 24, 1997, as amended by
                  Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                  Financial Services Life Insurance Company and Massachusetts Financial Services Company (January
                  28, 1999)(15)

         (c)      Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS
                  Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts
                  Financial Services Company (1998)(15)

         (d)      Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment
                  No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services
                  Life Insurance Company and Massachusetts Financial Services Company (October 1, 1999)(15)

(vii)    (a)      Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company,
                  PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

         (b)      Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company,
                  PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1,
                  2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance
                  Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective
                  February 12, 2001)(15)

         (c)      PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and
                  Cova Financial Life Insurance Company dated April 1, 2000 (15)

         (d)      PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and
                  Cova Financial Life Insurance Company dated April 18, 2011 (filed herewith)



(viii)   (a)     Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp.
                 and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

        (b)     Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual
                Funds Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment
                dated November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated
                May 1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated
                April 24, 2006 to the Participation Agreement dated September 1, 1998 (32)

(ix)    (a)     Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation
                and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

        (b)     Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
                Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

        (c)     Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor
                Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)



       (d)      First Amendment among Cova Financial Services Life Insurance Company, Variable Insurance
                Products and Fidelity Distributors Corporation effective May 7, 2001 to the Participation Agreement dated November 17, 1997 (32)

       (e)      Amendment and Assignment of Variable Insurance Products Fund I's and Variable Insurance Products
                Fund II's Participation Agreement, each dated November 17, 1997, as amended, consented by
                MetLife Investors Insurance Company as of June 19, 2007 (32)

       (f)      Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Investors
                Insurance Company (40)

(x)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(10)

       (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                (September 14, 2001)(10)

       (c)      Second Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                (May 1, 2009) (36)

       (d)      Amendment to Participation Agreement between Met Investors Series Trust, MetLife Advisers LLC,
                MetLife Investors Distribution Company and MetLife Investors Insurance Company (April 30, 2010) (41)





               (xi)    Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                       and Cova Financial Services Life Insurance Company (effective September 1, 2000)(14)

               (xii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                       Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(20)

               (xii)   Net Worth Maintenance Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                       December 31, 2002) (23)

               (xiv)   Guarantee Agreement (June 1, 1995) (General American Life Insurance Company)(24)

               (xv)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                       Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(26)

               (xvi)   (a) Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds
                       Insurance Series and Capital Research and Managment Company (effective 11-01-06)(27)

                       (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                       Research and Management Company and MetLife Investors Insurance Company(40)

  (xvii)       (a)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                       Investors Distribution Company and MetLife Investors Insurance Company (effective August 31,
                       2007)(29)

               (b)     Amendment to Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
                       MetLife Investors Distribution Company and MetLife Investors Insurance Company
                       (effective April 30, 2010) (41)

9.             (i)     Opinion of Counsel (27)

               (ii)    Opinion and Consent of Counsel (General American Life Insurance Company) (25)

10.            (i)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                       Registrant and the Guarantor (filed herewith)


          (ii)   Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                 (filed herewith)

11.              Not Applicable

12.              Agreement Governing Contribution(5)

13.      (i)     Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Paul A. Sylvester,
                 Elizabeth M. Forget, Jeffrey A. Tupper, James J. Reilly, Bennett D. Kleinberg, and George Foulke (37)

         (ii)(a) Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M.
                 Carlson, Todd B. Katz, Maria R. Morris and Eric T. Steigerwalt (37)

         (ii)(b) Power of Attorney (General American Life Insurance Company) for Anne Belden (40)

      (1)        incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

      (2)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                 Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

      (3)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                 Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

      (4)        incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100
                 and 811-05200) filed electronically on April 30, 1998.

      (5)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                 Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

      (6)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                 Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

      (7)        incorporated herein by reference to Registrant's Form N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

      (8)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                 Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

      (9)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

     (10)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

     (11)        incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective
                 Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
                 2004.

     (12)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

     (13)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

     (14)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

     (15)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

     (16)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

     (17)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                 Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

     (18)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

     (19)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.


     (20)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

     (21)        incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                 Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January
                 13, 2006.

     (22)        incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                 Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24,
                 2006.

     (23)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

     (24)        incorporated herein by reference to First MetLife Investors Variable Annuity Account One's
                 Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

     (25)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

     (26)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

     (27)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on April 19, 2007.

     (28)        incorporated herein by reference to Registrant's Post-Effective Amendment No.23 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on July 12, 2007.

     (29)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

     (30)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

     (31)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

     (32)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
                 Nos. 333-509540 and 811-05200) filed electronically on April 22, 2008.

     (33)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (Filed
                 Nos. 333-52272 and 811-08306) filed electronically on December 5, 2008.

     (34)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.

     (35)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                 Nos. 333-54358 and 811-05200) filed electronically on October 9, 2009.

     (36)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-160936 and 811-05200) filed electronically on November 2, 2009.

     (37)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on April 13, 2010.

     (38)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.

     (39)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) filed electronically on April 12, 2010.

     (40)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) filed electronically on April 12, 2011.

     (41)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) filed electronically on April 24, 2012.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Issac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Bennett D. Kleinberg                    Director and Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07962

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

William D. Cammarata                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
334 Madison Avenue
Morristown, NJ 07960

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------
Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Andrew Kaniuk                           Vice President
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

    As of January 31, 2012, there were 60,504 owners of qualified contracts and 54,856 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).

ITEM 28. INDEMNIFICATION



    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E

       Metropolitan Series Fund

       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     ---------------------------------------
Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Paulina Vakouros                        Vice President
200 Park Avenue, 40th Floor
New York, NY 10166


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                             (2)               (3)            (4)           (5)
                                            Net Underwriting
                                              Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter                  Commissions      On Redemption   Commissions   Compensation
----------------------------------------- -------------------- --------------- ------------- -------------
 MetLife Investors Distribution Company     $[To be updated]        $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause
Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 24th day of April, 2012.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: METLIFE INVESTORS INSURANCE COMPANY


    /s/ Karen A. Johnson
    -----------------------------------
By: Karen A. Johnson
    Vice President

METLIFE INVESTORS INSURANCE COMPANY
(Depositor)


By: /s/ Karen A. Johnson
    -----------------------------------
    Karen A. Johnson
    Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2012.


/s/ Michael K. Farrell*                   Chairman of the Board,
---------------------------------------   Chief Executive Officer,
Michael K. Farrell                        President and Director


/s/ Jay S. Kaduson*                       Director and Vice President
---------------------------------------
Jay S. Kaduson


/s/ James J. Reilly*                      Vice President-Finance
---------------------------------------   (principal financial officer and
James J. Reilly                           principal accounting officer)


/s/ Susan A. Buffum*                      Director
---------------------------------------
Susan A. Buffum


/s/ Elizabeth M. Forget*                  Director and Executive Vice President
---------------------------------------
Elizabeth M. Forget


/s/ George Foulke*                        Director
---------------------------------------
George Foulke


/s/ Paul A. Sylvester*                    Director
---------------------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*                    Director and Assistant Vice President
---------------------------------------
Jeffrey A. Tupper


/s/ Bennett D. Kleinberg*                 Director and Vice President
---------------------------------------
Bennett D. Kleinberg


*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 24, 2014

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-4 (File Nos. 333-50540/811-05200), filed as Exhibit 13(i) on April 13,
     2010.

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 24th day of April, 2012.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)


By: /s/ Karen A. Johnson
    ----------------------------------
    Karen A. Johnson
    Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2012.


/s/ Michael K. Farrell*                  Chairman of the Board, President,
--------------------------------------   Chief Executive Officer and Director
Michael K. Farrell


/s/ Anne M. Belden*                      Vice President (principal financial
--------------------------------------   officer)
Anne M. Belden


/s/ Peter M. Carlson*                    Director, Executive Vice President and
--------------------------------------   Chief Accounting Officer
Peter M. Carlson


                                         Director
--------------------------------------
Paul G. Cellupica


/s/ Todd B. Katz*                        Director
--------------------------------------
Todd B. Katz


                                         Director
--------------------------------------
Paul A. LaPiana


/s/ Maria R. Morris*                     Director
--------------------------------------
Maria R. Morris


/s/ Eric T. Steigerwalt*                 Director
--------------------------------------
Eric T. Steigerwalt

/s/ Stanley J. Talbi*                    Director
--------------------------------------
Stanley J. Talbi


*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 24, 2012

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-4 (File Nos. 333-50540/811-005200), filed as Exhibit 13(ii) on April 13, 2010 and the power of attorney for Anne M. Belden which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 on Form N-4 (File Nos. 333-50540/811-005200), filed as
     Exhibit 13(ii)(b) on April 12, 2011.

                                INDEX TO EXHIBITS

7    (iv)(a)   Automatic Reinsurance Agreement between MetLife Investors
               Insurance Company and MetLife Insurance  Company of Connecticut
               (as of January 1, 2011)

7    (iv)(b)   Amendment No. 1 to Automatic Reinsurance Agreement Effective as
               of January 1, 2011 (Agreement) between MetLife Investors
               Insurance Company (Cedent) and MetLife Insurance Company of
               Connecticut (Reinsurer) (as of April 29, 2011)

8    (iv)(e)   Participation Agreement Addendum to the Participation Agreement
               among Franklin Templeton Variable Insurance Products Trust,
               Franklin/Templeton Distributors, Inc., MetLife Investors
               Insurance Company and MetLife Investors Distribution Company
               (effective as of May 1, 2011)

8    (vii)(d)  PIMCO Variable Insurance Trust Services Agreement between PIMCO
               Variable Insurance Trust and Cova Financial Life Insurance
               Company dated April 18, 2011

10   (i)       Consent of Independent Registered Public Accounting Firm
               (Deloitte & Touche LLP) for the Depositor, the Registrant and the Guarantor

10   (ii)      Consent of Independent Registered Public Accounting Firm
               (Deloitte & Touche LLP) for MetLife, Inc.